As filed with the Securities and Exchange Commission on October 29, 1996

                                                Securities Act File No. 33-27489
                                        Investment Company Act File No. 811-5775

================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                              ____________________

                                   FORM N-1A

   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


         POST-EFFECTIVE AMENDMENT NO.  24                           /X/
                                      ----                          ---


                                      and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


          AMENDMENT NO. 27                                         /X/
                       ----                                        ---


                              Sierra Trust Funds
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               9301 Corbin Avenue
                         Northridge, California  91324
                    ----------------------------------------
                    (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code:  (818) 725-0200

                                F. Brian Cerini
                               9301 Corbin Avenue
                         Northridge, California  91324
                    ---------------------------------------
                    (Name and Address of Agent for Service)

                                   Copies to:

Richard W. Grant, Esq.                           Lawrence Sheehan, Esq.
Morgan, Lewis & Bockius LLP                      O'Melveny & Myers
2000 One Logan Square                            1999 Avenue of the Stars, #700
Philadelphia, Pennsylvania  19103                Los Angeles, California 90067


         It is proposed that this filing will become effective
         (check appropriate box):

         _____immediately upon filing pursuant to paragraph (b), or


           X  on October 31, 1996 pursuant to paragraph (b),
        ------


         _____60 days after filing pursuant to paragraph (a), or

         _____75 days after filing pursuant to paragraph (a), or


         _____on October 31, 1996 pursuant to paragraph (a) of Rule 485



The Registrant has previously filed a declaration of indefinite registration of its shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The shares subject to the declaration are without par value. Registrant's Rule 24f-2 Notice with respect to the U.S. Government, Corporate Income, California Municipal, California Insured Intermediate Municipal, National Municipal, Growth and Income, Emerging Growth, International Growth, Short Term Global Government, Global Money, U.S. Government Money, California Money, Short Term High Quality Bond, Growth, Florida Insured Municipal and Target Maturity 2002 Funds for the fiscal year ended June 30, 1996 was filed with the Securities and Exchange Commission on August 28, 1996.

                               SIERRA TRUST FUNDS

                             CROSS REFERENCE SHEET

                    _______________________________________

Part A -         Information Required in a Prospectus
--------         ------------------------------------

                 Location in Prospectus for the Sierra Trust Funds for the
                 Class A,  Class B and Class I Shares of the Global Money Fund,
                 U.S. Government Money Fund, California Money Fund, Short Term
                 High Quality Bond Fund, Short Term Global Government Fund,
                 U.S. Government Fund, Corporate Income Fund, California
                 Municipal Fund, Florida Insured Municipal Fund, California
                 Insured Intermediate Municipal Fund, National,Municipal Fund,
Form N-1A        Growth and Income Fund, Growth Fund, Emerging Growth Fund
Item No.         and International Growth Fund
--------         ---------------------------------------------------------------


1.       Cover Page . . . . . . . . .              Cover Page

2.       Synopsis . . . . . . . . . .              The Funds at a Glance; Expenses

3.       Condensed Financial
          Information . . . . . . . .              Financial Highlights; Performance

4.       General Description of
          Registrant  . . . . . . . .              The Funds at a Glance; Organization; Sierra Advisors, Its Affiliates and
                                                   Service Providers; Investment Principles and Risk Considerations; Investor
                                                   Services; Securities and Investment Practices

5.       Management of the Fund . . .              The Funds at a Glance; Organization; Sierra Advisors, Its Affiliates and
                                                   Service Providers; Breakdown of Fund Expenses; Investor Services

5A.      Management's Discussion of
          Fund Performance  . . . . .              Not Applicable - Disclosure in Annual Report

6.       Capital Stock and Other
          Securities  . . . . . . . .              The Funds at a Glance; Organization; Dividends, Capital Gains and Taxes;
                                                   Investor Services

7.       Purchase of Securities
          Being Offered . . . . . . .              Setting Up Your Account; Ways to Set Up Your Account; How to Buy Shares; How
                                                   to Sell Shares; Investor Services; Transaction Details; Exchange Privileges
                                                   and Restrictions

8.       Redemption or Repurchase . .              How to Buy Shares; How to Sell Shares; Transaction Details; Exchange
                                                   Privileges and Restrictions

9.       Pending Legal Proceedings. .              Not Applicable








                                      (i)

                 Location in Prospectus for the Sierra Trust Funds for the
                 Class A and Class S Shares of the Global Money Fund, U.S.
                 Government Money Fund, California Money Fund, Short Term High
                 Quality Bond Fund, Short Term Global Government Fund, U.S.
                 Government Fund, Corporate Income Fund, California Municipal
                 Fund, Florida Insured Municipal Fund, California Insured
                 Intermediate Municipal Fund, National Municipal Fund, Growth
Form N-1A        and Income Fund, Growth Fund, Emerging Growth Fund and
Item No.         International Growth Fund
--------         ---------------------------------------------------------------

1.       Cover Page . . . . . . . . .              Cover Page

2.       Synopsis . . . . . . . . . .              The Sierra Trust Funds Family at a Glance; Summary of Sierra Trust Funds
                                                   Expenses

3.       Condensed Financial
          Information . . . . . . . .              Financial Highlights; Performance Information

4.       General Description of
          Registrant  . . . . . . . .              The Sierra Trust Funds Family at a Glance; Organization; Sierra Advisors,
                                                   Its Affiliates and Service Providers; Investment Principles and Risk
                                                   Considerations; Securities and Investment Practices

5.       Management of the Fund . . .              The Sierra Trust Funds Family at a Glance; Organization; Sierra Advisors,
                                                   Its Affiliates and Service Providers; Breakdown of Fund Expenses

5A.      Management's Discussion of
          Fund Performance  . . . . .              Not Applicable - Disclosure in Annual Report

6.       Capital Stock and Other
          Securities  . . . . . . . .              The Sierra Trust Funds Family at a Glance; Organization; Dividends, Capital
                                                   Gains and Taxes

7.       Purchase of Securities
          Being Offered . . . . . . .              Your Account; Ways to Set Up Your Account; How to Invest in a SAM Account;
                                                   How to Sell Shares; Transaction Details; Exchange Privileges and
                                                   Restrictions

8.       Redemption or Repurchase . .              How to Invest in a SAM Account; How to Sell Shares; Transaction Details;
                                                   Exchange Privileges and Restrictions

9.       Pending Legal Proceedings. .              Not Applicable







                                      (ii)

Form N-1A        Location in Prospectus for the Sierra Trust Funds for the Class A
Item No.         Shares of the Target Maturity 2002 Fund
---------        ------------------------------------------------------------------
1.       Cover Page . . . . . . . . .                            Cover Page

2.       Synopsis . . . . . . . . . .                            The Target Maturity 2002 Fund at a Glance; Summary of Fund
                                                                 Expenses

3.       Condensed Financial
          Information . . . . . . . .                            Financial Highlights; Performance Information

4.       General Description of
          Registrant  . . . . . . . .                            The Target Maturity 2002 Fund at a Glance; Organization;
                                                                 Sierra Advisors, Its Affiliates and Service Providers;
                                                                 Investment Principles and Risk Considerations; Securities and
                                                                 Investment Practices

5.       Management of the Fund . . .                            The Target Maturity 2002 Fund at a Glance; Organization;
                                                                 Sierra Advisors, Its Affiliates and Service Providers;
                                                                 Breakdown of Fund Expenses

5A.      Management's Discussion of
          Fund Performance  . . . . .                            Not Applicable - Disclosure in Annual Report

6.       Capital Stock and Other
          Securities  . . . . . . . .                            The Target Maturity 2002 Fund at a Glance; Organization;
                                                                 Dividends, Capital Gains and Taxes

7.       Purchase of Securities
          Being Offered . . . . . . .                            Your Account; Ways to Set Up Your Account; How to Invest in
                                                                 Class A Shares of the Fund; How to Sell Shares; Transaction
                                                                 Details; Exchange Restrictions

8.       Redemption or Repurchase . .                            How to Sell Shares; Transaction Details; Exchange
                                                                 Restrictions

9.       Pending Legal Proceedings. .                            Not Applicable







                                     (iii)

Part B -       Information Required in a Statement of Additional Information
--------       -------------------------------------------------------------

Form N-1A
Item No.         Location in Statement of Additional Information
---------        -----------------------------------------------
10.      Cover Page . . . . . . . . .                            Cover Page

11.      Table of Contents  . . . . .                            Contents

12.      General Information and
          History . . . . . . . . . .                            General Information and History

13.      Investment Objectives and
          Policies  . . . . . . . . .                            Investment Objectives and Policies of the Funds

14.      Management of the Fund . . .                            Management of the Company

15.      Control Persons and Principal
          Holders of Securities . . .                            Management of the Company

16.      Investment Advisory and
          Other Services  . . . . . .                            How to Buy and Redeem Shares; Management of the Company

17.      Brokerage Allocation and
          Other Practices . . . . . .                            Portfolio Turnover; Portfolio Transactions

18.      Capital Stock and Other
          Securities  . . . . . . . .                            Management of the Company; see Prospectus -- "Organization"
                                                                 and "Dividends, Distributions and Taxes"

19.      Purchase, Redemption and
          Pricing of Securities
          Being Offered . . . . . . .                            How to Buy and Redeem Shares; Net Asset Value; How to
                                                                 Exchange Shares

20.      Tax Status . . . . . . . . .                            Taxes; see Prospectus -- "Dividends, Distributions and Taxes"

21.      Underwriters . . . . . . . .                            How to Buy and Redeem Shares; Distributor

22.      Calculation of Performance
          Data  . . . . . . . . . . .                            Determination of Performance; See Prospectus -- "Performance"

23.      Financial Statements . . . .                            Financial Statements

Part C
------
         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.








                                      (iv)

                        PROSPECTUS                         SIERRA TRUST FUNDS
                     OCTOBER 31, 1996                      P.O. BOX 5118
                                                           WESTBORO, MASSACHUSETTS 01581-5118
                                                           800-222-5852


                           TARGET MATURITY 2002 FUND

This prospectus describes the Class A Shares of the Target Maturity 2002 Fund (the "Fund") of the Sierra Trust Funds (the "Trust"). The Fund seeks to provide as high a level of return by December 31, 2002 as is consistent with preservation of capital at the end of the target maturity year and, thereafter, current income consistent with the creditworthiness of U.S. Treasury securities. Please read this prospectus before investing, and keep it for future reference. It contains useful information that can help you decide whether the investment goals of the Fund are right for you.

A Statement of Additional Information ("SAI") about the Trust, dated October 31, 1996, has been filed with the Securities and Exchange Commission (the "SEC"), and is incorporated herein by reference (is considered legally a part of this prospectus). The SAI is available free upon request by calling the Trust at 800-222-5852.


THE TRUST'S SHARES ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS (TRUST OR OTHERWISE) OF, OR ENDORSED OR GUARANTEED BY A BANK OR ANY AFFILIATES OR CORRESPONDENTS. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                                                                 PAGE
                                                                                                 ----
The Sierra Trust Funds Family.................................................................     1
Summary of Fund Expenses & Financial Highlights...............................................     3
The Fund's Investments and Risk Considerations................................................     5
Performance Information.......................................................................     8
Your Account
  -- Ways to Set Up Your Account..............................................................    10
  -- How to Invest in Class A Shares of the Fund..............................................    11
How to Sell Shares............................................................................    15
Exchange Privileges and Restrictions..........................................................    17
Dividends, Capital Gains and Taxes............................................................    18
Shareholder and Account Policies..............................................................    20
The Fund in Detail
  -- Organization.............................................................................    20
  -- Sierra Advisors, Its Affiliates and Service Providers....................................    20
  -- Breakdown of Fund Expenses...............................................................    22

TARGET MATURITY 2002 FUND AT A GLANCE

The Fund offers Class A Shares, which have a front-end sales charge.

GOAL: To provide as high a level of return by December 31, 2002 as is consistent with preservation of capital at the end of the target maturity year and, thereafter, current income consistent with the creditworthiness of U.S. Treasury securities. See "The Fund's Investments and Risk Considerations."

STRATEGY: Investing primarily in zero-coupon U.S. Treasury securities maturing in the year 2002. After the year 2002, the Fund will invest in coupon-bearing U.S. Treasury securities with maturities of up to three years and money market instruments. See "The Fund's Investments and Risk Considerations."


INVESTMENT MANAGEMENT: Sierra Investment Advisors Corporation (the "Advisor" or "Sierra Advisors") has overall responsibility for management of the Fund. BlackRock Financial Management, Inc. (the "Sub-Advisor" or "BlackRock") is the investment sub-advisor of the Fund and selects the investments made by the Fund subject to oversight and direction by Sierra Advisors. See "The Fund in Detail - Sierra Advisors, Its Affiliates and Service Providers."


THE SIERRA TRUST FUNDS FAMILY


The Sierra Trust Funds (the "Trust") is an open-end management investment company with a family of sixteen separate diversified and nondiversified investment funds, each with its own investment objectives and policies. Each investment fund of the Trust, except for the Target Maturity 2002 Fund (the "Non-Target Maturity Funds"), offers four classes of shares, Class A Shares, Class B Shares, Class I Shares and Class S Shares. Subject to the following restrictions, investors may invest in one or more of the different classes, which have different sales charges, expenses and other features. Class A Shares have a front-end sales charge, while Class B Shares have sales charges only if they are redeemed within four or six years, depending on the Non-Target Maturity Fund involved, and Class S Shares have sales charges only if they are redeemed within six years. Class S Shares are sold to investors who select the Sierra Asset Management ("SAM") service. Investors may purchase directly Class A Shares of all of the Funds, Class B Shares of the Non-Money Funds, which are all of the Non-Target Maturity Funds other than the Global Money, U.S. Government Money and California Money Funds (the "Money Funds"), and Class S Shares of ten of the Funds (the "SAM Account Funds") that currently are used for investment by SAM Accounts. Class B Shares of the Money Funds are offered only to shareholders exchanging Class B Shares of other Non-Target Maturity Funds and therefore may not be purchased directly by investors. Currently, only the Global Money Fund, U.S. Government Money Fund, Short Term High Quality Bond Fund, Short Term Global Government Fund, U.S. Government Fund, Corporate Income Fund, Growth and Income Fund, Growth Fund, Emerging Growth Fund and International Growth Fund will offer and sell Class I Shares, and sales of Class I Shares will be made exclusively to the various investment portfolios of Sierra Asset Management Portfolios ("SAM Portfolios"), an open-end management investment company that began operations on July 24, 1996. SAM Portfolios offer investors the opportunity to pursue a selected asset allocation strategy that is implemented through investment by an investment portfolio of the SAM Portfolios in Class I Shares of certain of the Funds.


The Non-Target Maturity Funds fall into several basic categories which are presented below in descending order of risk. Generally, investors seeking the highest returns must assume greater risks.

GROWTH FUNDS seek long-term growth by investing in stocks.

INTERNATIONAL GROWTH FUND
EMERGING GROWTH FUND
GROWTH FUND

GROWTH AND INCOME FUNDS invest in stocks, bonds and other shorter-term fixed income debt instruments for long-term growth and income.

GROWTH AND INCOME FUND

INCOME FUNDS seek periodic income from investments in bonds and other shorter-term fixed income debt instruments.


CORPORATE INCOME FUND


CALIFORNIA MUNICIPAL FUND


FLORIDA INSURED MUNICIPAL FUND


NATIONAL MUNICIPAL FUND


U.S. GOVERNMENT FUND


CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND


SHORT TERM GLOBAL GOVERNMENT FUND


SHORT TERM HIGH QUALITY BOND FUND



MONEY FUNDS seek periodic income and stability by investing in high-quality, short-term investments.



GLOBAL MONEY FUND


CALIFORNIA MONEY FUND


U.S. GOVERNMENT MONEY FUND



Class A Shares, Class B Shares, Class I Shares and Class S Shares of the Non-Target Maturity Funds are not offered through this prospectus. Please call 800-222-5852 if you would like to obtain prospectuses for the Non-Target Maturity Funds. You should review any such prospectus carefully before investing or sending money.

                            SUMMARY OF FUND EXPENSES


                                                                                TARGET MATURITY 2002 FUND
                                                                                     CLASS A SHARES
---------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering
  price)(1).................................................................         2.00%
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of
  offering price)...........................................................         None
Deferred Sales Load(2)......................................................         None
Redemption Fees(3)..........................................................         None
Exchange Fees(4)............................................................         None
ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees (after voluntary waiver or reimbursement)(5)(7).............         0.00%
12b-1 Fees(6)...............................................................         0.25%
Other Expenses (after voluntary waiver or reimbursement)(7).................         0.65%
Total Fund Operating Expenses (after voluntary waiver or reimbursement)(7)..         0.90%
---------------------------------------------------------------------------------------------------------



(1) The initial sales charge is reduced for purchases of $50,000 and over, decreasing to zero for purchases of $1,000,000 and over.


(2) Certain investors who purchase Class A Shares at net asset value based on a purchase amount of $1 million or more may be subject to a 1.0% or 0.5% CDSC on redemptions within one or two years of purchase, respectively. See "Purchase of Class A Shares" and "Application of Class A Shares CDSC."

(3) A $5.00 fee may be charged for each wire transfer if shares are redeemed by wire transfer to a shareholder's pre-authorized designated bank account.

(4) See "Your Account -- Exchange Privileges and Restrictions."

(5) Reflects voluntary waivers of management fees by the Advisor. In the absence of such voluntary waivers, management fees would be 0.25%.
(6) Due to the continuous nature of the 12b-1 fee, long-term shareholders of a Fund may pay more than the economic equivalent of the maximum front-end sales charge otherwise permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD").

(7) The total fund operating expenses set forth in the foregoing table are restated to reflect anticipated management fees and other expenses (after voluntary waivers or reimbursements). Actual expenses for the Fund may vary from day to day. The Advisor and the Administrator anticipate voluntarily waiving fees and/or bearing expenses during the current fiscal year that will result in total fund operating expenses as set forth in the foregoing table; they are under no obligation to continue to do so. In the absence of such voluntary waivers and/or bearing of expenses, other expenses would be 1.67% and total fund operating expenses would be 2.17%.



                                                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                     ------     -------     -------     --------
EXAMPLE:
  You would pay the following on a $1,000 investment, assuming
  (1) 5% annual return, (2) deduction at the time of purchase of the maximum sales charge, and (3) redemption at the end of the
  time period.                                                        $29         $48         $69         $129



THE EXAMPLE IS NOT MEANT TO STATE ACTUAL OR EXPECTED EXPENSES OR RATES OF RETURN, WHICH MAY BE GREATER OR LESS THAN AS SHOWN. The Advisor and/or the Administrator each reserves the right, at their sole discretion, to terminate voluntary fee waivers and reimbursements at any time. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Fund.

FINANCIAL HIGHLIGHTS


The following information has been audited by Price Waterhouse LLP, independent accountants. Their unqualified report is included in the Trust's Annual Report to Shareholders (the "Annual Report"). Further information about the performance of the Fund is contained in the Annual Report. The SAI and Annual Report can be obtained at no charge by calling Shareholder Services at 800-222-5852. The following information on financial highlights should be read in conjunction with the Trust's financial statements and notes thereto.


                           TARGET MATURITY 2002 FUND

            FOR A CLASS A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.



                                                                                       CLASS A SHARES
                                                                                 ---------------------------
                                                                                 YEAR ENDED     PERIOD ENDED
                                                                                  06/30/96        6/30/95*
                                                                                 ----------     ------------
Net asset value, beginning of year.............................................    $10.78          $10.00
                                                                                   ------          ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..........................................................      0.63            0.12
Net realized and unrealized investment gain/(loss) on investments..............     (0.30)           0.66
                                                                                   ------          ------
Total from investment operations...............................................      0.33            0.78
LESS DISTRIBUTIONS:
Dividends from net investment income...........................................     (0.39)             --
Distributions from realized gains..............................................        --              --
                                                                                   ------          ------
Total distributions............................................................     (0.39)             --
                                                                                   ------          ------
Net asset value, end of year...................................................    $10.72          $10.78
                                                                                   ======          ======
Total return+..................................................................      2.91%           7.80%
                                                                                   ======          ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's).............................................    $3,125          $2,626
Ratio of operating expenses to average net assets..............................      0.62%           0.74%**
Ratio of net investment income to average net assets...........................      5.66%           5.22%**
Portfolio turnover rate........................................................         5%              0%
Ratio of operating expenses to average net assets without fees reduced by
  credits allowed by the custodian.............................................      0.70%(a)         N/A
Ratio of operating expenses to average net assets without fee waivers, expenses
  absorbed and/or fees reduced by credits allowed by the custodian.............      2.55%(a)        4.71%**
Net investment income per share without fee waivers, expenses absorbed and/or
  fees reduced by credits allowed by the custodian.............................    $ 0.41          $ 0.03


------------------------------------

*   The Fund commenced operations on March 20, 1995.

**  Annualized.


+ Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. The total return would have been lower if certain fees had not been waived and/or expenses absorbed by the investment advisor and administrator or if fees had not been reduced by credits allowed by the custodian.


(a) The ratio includes custodian fees before reduction by credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

THE FUND'S INVESTMENTS AND RISK CONSIDERATIONS

The following section describes the investment objective and policies of the Fund and some of the risk considerations related to investing in the Fund. The investment objective of the Fund is not a fundamental policy of the Fund and, upon notice to the Fund's shareholders, may be changed without the approving vote of the Fund's shareholders. The "Securities and Investment Practices" section that follows provides more information about the types of securities and investment practices that the Fund may use, and the risk considerations related to such securities and investment practices.

INVESTMENT PRINCIPLES AND RISK CONSIDERATIONS

The objective of the Fund is to provide as high a level of return by December 31, 2002 as is consistent with preservation of capital at the end of the target maturity year and, thereafter, current income consistent with the creditworthiness of U.S. Treasury securities.

The Fund will pursue this objective by investing at least 90% of its net assets in zero-coupon U.S. Treasury securities (each such security, a "Zero-Coupon Security") maturing during 2002. Generally, the Fund will endeavor to purchase those Zero-Coupon Securities that mature towards the end of 2002. See "Securities and Investment Practices - Zero-Coupon U.S. Treasury Securities." Until December 31, 2002, the Fund may also invest up to 10% of its net assets in coupon-bearing (income-producing) U.S. Treasury securities maturing on or before December 31, 2002 and money market instruments. If the Sub-Advisor determines that securities meeting the Fund's investment objective and policies are not otherwise readily available for purchase, the Fund may invest in zero-coupon and income-producing U.S. Government securities maturing on or before December 31, 2002 and money market instruments. See "Securities and Investment
Practices - Other Investments and Practices."

To the extent that a Fund holds Zero-Coupon Securities that mature prior to December 31, 2002, the proceeds of such Zero-Coupon Securities at their maturity will be reinvested in short term coupon-bearing U.S. Treasury securities or money market instruments until December 31, 2002. Therefore, towards the end of the target maturity year, 2002, the percentage of the Fund's assets invested in coupon-bearing U.S. Treasury securities and money market instruments may increase up to 100%. After December 31, 2002, the Fund will remain open and all assets will be invested in coupon-bearing U.S. Treasury securities with maturities of up to three years and money market instruments, and the Fund will be managed as a relatively short-term bond fund. After December 31, 2002, the normal risks of a bond fund will apply. The market value of fixed-income securities held by the Fund and, consequently, the NAV per share of the Fund can be expected to vary inversely to changes in prevailing interest rates. Investors should also recognize that, in periods of declining interest rates, the yield of the Fund will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of its assets, thereby reducing current yield. In periods of rising interest rates, the opposite can be expected to occur.

In order to maintain liquidity or for temporary defensive purposes, the Fund may invest in cash and cash equivalents.

The Fund seeks to achieve a predictable dollar amount that approximates (net of Fund expenses) the return on a direct investment in a Zero-Coupon Security that matures during the Fund's target maturity year. However, the share price of the Fund will fluctuate with changes in the market value of the Fund's investments. In this regard, Zero-Coupon Securities tend to fluctuate more in response to changes in interest rates than do comparable interest-paying debt obligations. Consequently, redemptions made prior to the end of the Fund's target maturity year may result in substantial capital gains or losses.

The Fund will pursue professional management of market risk. To approximate the return an investor would receive if he or she purchased Zero-Coupon Securities directly, the Sub-Advisor manages the Fund to track as closely as possible the price behavior of Zero-Coupon Securities maturing towards the end of 2002. To correct for factors such as shareholder purchase and redemption activity (and related transaction costs) that differentiate investing in a portfolio of Zero-Coupon Securities from investing directly in a Zero-Coupon Security, the Sub-Advisor executes portfolio transactions necessary to accommodate net shareholder activity each business day.

By adhering to these investment parameters, the Advisor and the Sub-Advisor expect that a shareholder who holds his or her shares and does not effect any redemptions until the Fund's target maturity date of December 31, 2002 (the "Target Maturity Date"), and who reinvests all dividends and capital gain distributions, will realize a maturity value that does not differ substantially from the anticipated value at maturity ("AVM"), as calculated on the purchase date, that investors may expect for the period from the purchase date to the Fund's maturity date of December 31, 2002. There can be no assurance, however, that these objectives will be achieved. Furthermore, if a shareholder does not reinvest all dividends and capital gain distributions, then the AVM cannot be estimated accurately.

The Advisor or the Sub-Advisor calculates the Fund's AVM each day the Trust is open for business. Daily calculations are necessary because AVM calculations assume, among other factors, that the Fund's expense ratio and portfolio composition remain constant until the end of the target maturity year and that dividends and distributions are reinvested in the Fund.

The Fund's AVM may vary from day to day, due to redemptions and distributions, as well as transaction costs, interest rate changes, and the Sub-Advisor's efforts to improve total return by taking advantage of market opportunities. Nevertheless, it is expected that the Fund's AVM will tend to fluctuate within narrow ranges.

Zero-coupon U.S. Treasury securities evidence the right to receive a fixed payment at a future date (i.e., the maturity date) from the U.S. Government, and are backed by the full faith and credit of the U.S. Government. The guarantee of the U.S. Government, however, does not apply to the market value of the Zero-Coupon Securities owned by the Fund or to the Class A Shares of the Fund. The value of a Zero-Coupon Security may fluctuate dramatically over the term of the security. The values of Zero-Coupon Securities fluctuate inversely with changes in interest rates. As interest rates rise, the value of Zero-Coupon Securities will tend to decline and as interest rates fall, the value of Zero-Coupon Securities will tend to increase. With their long-term goals in mind, investors in the Fund should plan to hold their shares until the Fund's target maturity date to reduce their exposure to the volatility produced by fluctuations in interest rates.

There are relatively few mutual funds with investment objectives and policies similar to those of the Fund that have reached their target maturity date. Therefore, there is relatively little experience regarding the types of risk involved in investing in the Fund. There is no assurance that the Fund will achieve its investment objective and policies, or that an investor will be able to redeem his or her shares at the end of the target maturity year for the amount that he or she originally paid for such shares. The Advisor and the Sub-Advisor also cannot accurately predict the amount of variation a shareholder will experience in share price or in the Fund's AVM. There can be no assurance by the Fund, the Advisor, the Sub-Advisor, or any of their affiliates, that the AVM can be achieved.

The day-to-day management of the Fund's portfolio is the responsibility of a committee composed of individuals who are officers of BlackRock. This committee has managed the Fund since its inception on March 20, 1995 and is supervised by Keith Anderson and Andrew J. Phillips. Mr. Anderson, a Managing Director of BlackRock, has been co-head of the Portfolio Management Group since 1988. Mr. Phillips has been a portfolio manager of BlackRock since 1991 and a Vice President of BlackRock since 1993.

SECURITIES AND INVESTMENT PRACTICES


This section contains more detailed information about types of securities in which the Fund may invest, and strategies the Sub-Advisor may employ in pursuit of the Fund's investment objective. A summary of risks and restrictions associated with these security types and investment practices is included as well, except that the risks and restrictions of Zero-Coupon Securities and coupon-bearing U.S. Treasury securities are discussed in "Investment Principles and Risk Considerations." All policies and limitations are considered at the time of purchase; the sale of securities is not required in the event of a subsequent change in circumstances.


The Fund might not buy all of these securities or use all of these techniques to the full extent permitted unless its Sub-Advisor, subject to oversight by Sierra Advisors, believes that doing so will help the Fund achieve its goal. Sierra Advisors may, from time to time, direct the Sub-Advisor with respect to investment policies and strategies. As a shareholder, you will receive fund reports every six months detailing your Fund's holdings and describing recent investment practices.

Except for the limitations on borrowing, the investment guidelines set forth below may be changed at any time by vote of the Board of Trustees of the Trust without shareholder consent. A complete list of investment restrictions that identifies additional restrictions which cannot be changed without the approval of a majority of the Fund's outstanding shares is contained in the SAI.

ZERO-COUPON U.S. TREASURY SECURITIES

Zero-coupon U.S. Treasury securities are the underlying principal portions of U.S. Treasury securities. Unlike U.S. Treasury securities with coupons attached, which pay interest periodically, Zero-Coupon Securities pay no interest. Instead, these securities are issued at a substantial discount from their maturity value, and this discount is amortized over the life of the security. Investment return comes from the difference between the price at which a Zero-Coupon Security is issued (or purchased) and the price at which it matures (or is sold).


Zero-Coupon Securities currently appear in two basic types, those created by separating the interest and principal components of previously issued interest-paying U.S. Treasury securities and those originally issued in the form of face amount only U.S. Treasury securities paying no interest ("original issue zeroes"). The former type was created originally by broker-dealers who bought Treasury securities, deposited these securities with a custodian bank for safekeeping and then sold, separately, receipts representing ownership interests in the coupon payments and the underlying principal payments that were generated by these securities. Some examples of zeroes sold through custodial receipt programs are Certificates of Accrual on Treasury Securities ("CATS"), Treasury Investment Growth Receipts ("TIGRs") and generic Treasury Receipts ("TRs").


The U.S. Treasury subsequently introduced a program called Separate Trading of Registered Interest and Principal of Securities ("STRIPS") in order to facilitate the secondary market stripping of selected U.S. Treasury securities into individual interest and principal components. Such securities may thereafter be maintained in the book-entry system operated by the Federal Reserve in a manner that permits the separate ownership and trading of the interest and principal payments. Book-entry trading eliminates the bank credit risks associated with broker-dealer sponsored custodial receipt programs. STRIPS are direct obligations of the U.S. Government and have the same credit risks as other U.S. Treasury securities.

Zero-coupon securities purchased by the Fund accrue interest (commonly referred to as "imputed income") for federal income tax purposes even though Zero-Coupon Securities do not pay current interest. The Fund must distribute this imputed income to shareholders as ordinary income dividends. If shareholders do not elect to receive such dividends in cash, but instead opt to reinvest such dividends in the Fund, they will nonetheless be liable to pay tax on such dividends. See the "Taxes - Taxes on Distributions" section.

OTHER INVESTMENTS AND PRACTICES

BORROWING. The Fund may borrow money temporarily for extraordinary or emergency purposes. However, if the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be construed as a form of leverage. The Fund may borrow money from banks solely for temporary or emergency purposes, but not in an amount exceeding 30% of its total assets. Whenever borrowings by a Fund, including reverse repurchase agreements, exceed 5% of the value of its total assets, the Fund will not purchase any securities. Borrowing creates leverage which increases a Fund's investment risk. If the income and gains on the securities purchased with the proceeds of borrowings exceed the cost of the arrangements, the Fund's earnings or net asset value will increase faster than would be the case otherwise. Conversely, if the income and gains fail to exceed the costs, earnings or net asset value will decline faster than would otherwise be the case.

COUPON-BEARING U.S. TREASURY SECURITIES. The Fund may invest up to 15% of its net assets in coupon-bearing U.S. Treasury securities and money market instruments. U.S. Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury. Historically, they have involved no risk of loss of principal if held to maturity. Between issuance and maturity, however, the prices of these securities change in response to changes in market interest rates. Coupon-bearing securities generate current interest payments, and part of a Fund's return may come from reinvesting interest earned on these securities.

PERFORMANCE INFORMATION

YIELD


From time to time, advertisements or shareholder reports concerning the Fund may describe YIELD. The YIELD of a Fund refers to the income generated by an investment in the Fund over a 7-day period identified in the advertisement. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment.



The Fund may quote STATE TAX-EQUIVALENT YIELDS, which show the state taxable yields an investor would have to earn before taxes to equal the Fund's state tax-free yields. You can calculate your STATE TAX-EQUIVALENT YIELD for any state tax-free fund using the following equation:


         Your State Tax-Equivalent Yield = Fund's State Tax-Free Yield
                                           ---------------------------
                                           100% - Your State Tax Rate

For example if your state tax rate were 11% and the Fund's state tax-free yield were 5%, your calculation would look like this:
                               .050 = .056 = 5.6%
                               -----
                               1-.11

In this example, your return would be higher from a state tax-free investment yielding 5% if state taxable yields (on investments with comparable quality and maturity characteristics) were below 5.6%. If only a portion of a Fund's income were state tax-exempt, only that portion would be adjusted in the calculation. See "Dividends, Capital Gains and Taxes" for a more detailed discussion of the tax-exempt status of Fund dividends.

TAX-EQUIVALENT YIELDS are useful tools in determining the desirability of a tax-exempt investment; however, you should consider other factors as well. The basic formula above incorporates a number of assumptions and may not be appropriate for your particular situation. You may wish to consult with your tax advisor.

The Fund's yields are calculated according to methods that are standardized for all stock and bond funds. Because these yield calculation methods differ from the methods used for other accounting purposes, the Fund's yield may not equal its yield to maturity, its distribution rate, the income paid to a shareholder's account, or the income reported in the Fund's financial statements.

TOTAL RETURN


From time to time, the Fund may advertise its average annual total return over various periods of time. Such TOTAL RETURN figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. During the first year of the Fund's operation, figures will be given for the period from commencement of the Fund's operations, or on a year-by-year basis. In the future, figures will be given for one-, five- and ten-year periods, as applicable, and may be given for other periods as well (such as from the commencement of the Fund's operations, or on a year-by-year basis).


ADDITIONAL PERFORMANCE QUOTATIONS. Advertisements of total return will always show a calculation that includes the effect of the maximum sales charge but may also show total return without giving effect to that charge. Similarly, the Fund may provide yield quotations in investor communications based on the Fund's net asset value ("NAV") (rather than its Public Offering Price) per share on the last day of the period covered by the yield computation. Because these additional quotations will not reflect the maximum sales charge payable, such performance quotations will be higher than the performance quotations that include the maximum sales charge.

TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT A PREDICTION OF FUTURE PERFORMANCE.

PERFORMANCE COMPARISONS


In reports or other communications to shareholders or in advertising material, the Fund may compare the performance of its Class A Shares with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc., CDA Technologies, Inc. or similar independent services that monitor the performance of mutual funds or with other appropriate indexes of investment securities. In addition, certain indexes may be used to illustrate historic performance of select asset classes. These may include, among others, the Lehman 1 to 3 Year Treasury Index, Lehman Treasury Intermediate Index, Merrill Lynch 5 to 7 year Treasury Index, Lehman Mutual Fund Intermediate Index, Lehman Mutual Fund General U.S. Treasury Index. The performance information may also include evaluations of the Fund published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Business Week, Forbes, Fortune, Institutional Investor, Money and The Wall Street Journal. If the Fund compares its performance to other funds or to relevant indexes, the Fund's performance will be stated in the same terms in which such comparative data and indexes are stated, which is normally total return rather than yield. For these purposes the performance of the Fund, as well as the performance of such investment companies or indexes, may not reflect sales charges, which, if reflected, would reduce performance results.


OBTAINING PERFORMANCE INFORMATION


The Fund's strategies, performance and holdings are detailed twice a year in fund reports, which are sent to all shareholders. The SAI describes the methods used to determine the Fund's performance. Shareholders may call Shareholder Services at 800-222-5852 for performance information. Shareholders may also make inquiries regarding the Fund, including current total return figures, to any Authorized Dealer.

YOUR ACCOUNT

--------------------------------------------------------------------------------
 WAYS TO SET UP YOUR ACCOUNT

INDIVIDUAL OR JOINT ACCOUNT

Individual accounts are owned by one person. Two types of joint accounts (having two or more owners) can be opened:

        (1) in a "joint tenancy" account, the surviving owner(s) automatically receive(s) the shares of any owner(s) who die(s); and

        (2) in a "tenants in common" account, the heir(s) of any deceased owner receive(s) such owner's shares, rather than the surviving owners of the joint account.
--------------------------------------------------------------------------------

RETIREMENT

Retirement plans protect investment income and capital gains from current taxes. Contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.

- INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS") allow persons of legal age and under 70 1/2 years old with earned income to protect up to $2,000 per tax year from certain tax effects. If your spouse has earned income of less than $250 per year, you can protect an additional $250 per year in your spouse's name.

- ROLLOVER IRAS permit persons to retain special tax advantages for certain transfers from employer-sponsored retirement plans (often occurring when a person changes employers).

- SIMPLIFIED EMPLOYEE PENSION PLANS ("SEP-IRAS") provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
--------------------------------------------------------------------------------

GIFTS OR TRANSFERS TO A MINOR CHILD ("UGMA," "UTMA")

These gifts or transfers provide a way to give money to a child and obtain tax benefits. A parent or grandparent can give up to $10,000 a year to each child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).
--------------------------------------------------------------------------------

TRUST

Trusts can be used for many purposes, including charitable contributions and providing a regular income for a child until a certain age. The trust must be established before an account can be opened.
--------------------------------------------------------------------------------

CORPORATION OR OTHER ORGANIZATION

Corporations, associations, partnerships, institutions, or other groups may invest for many purposes.
--------------------------------------------------------------------------------

HOW TO INVEST IN CLASS A SHARES OF THE FUND

--------------------------------------------------------------------------------
         TO OPEN AN ACCOUNT: MINIMUM $250     TO ADD TO AN ACCOUNT: MINIMUM $100


BY PHONE              -  Exchange from another Sierra Trust       -  Exchange from another Sierra Trust
800-222-5852             Fund, SPIF or SAM Portfolios account        Fund, SPIF or SAM Portfolios account
                         with same registration, including           with the same registration, including
                         name, address, and taxpayer ID number       name, address, and taxpayer ID
                         (social security number for an              number.
                         individual).
                      -  Call Shareholder Services at 800-222-    -  Call Shareholder Services at 800-222-
                         5852. (Monday through Friday, 6:00          5852.
                         a.m. to 6:00 p.m., Pacific Time and
                         9:00 a.m. to 9:00 p.m., Eastern Time.
                         Saturday from 6:00 a.m. to 3:00 p.m.,
                         Pacific Time and 9:00 a.m. to 6:00
                         p.m., Eastern Time).
----------------------------------------------------------------------------------------------------------
BY MAIL               -  Complete and sign the application.       -  Make your check payable to "Sierra
                         Make your check or negotiable bank draft    Trust Funds." Indicate your Fund
                         payable to "Sierra Trust Funds."            account number on your check. Include
                                                                     the "next investment" stub from your
                         Mail the completed application form         previous account statement. Mail the
                         and check to:                               check and stub to the address printed
                                                                     on your account statement.
                         Sierra Trust Funds
                         c/o First Data Investor Services         -  Exchange by mail: call 800-222-5852
                         Group                                       for instructions.
                         P.O. Box 5118
                         Westboro, MA 01581-5118
----------------------------------------------------------------------------------------------------------
BY WIRE               -  1. Telephone Shareholder Services and    -  Instruct your bank/financial
                         give the (a) name of the account as         institution to wire Federal Funds as
                         you wish it to be registered; (b)           described at left under paragraph 2
                         address of the account; (c) taxpayer        and inform Shareholder Services at
                         ID number (social security number for       800-222-5852 of the incoming wire.
                         an individual); and (d) Fund name.
                      2. Instruct your bank to wire Federal
                         Funds exactly as follows:
                            Boston Safe Deposit Trust
                            Boston, MA
                            ABA #011-001234
                            For credit to:
                            Sierra Trust Funds
                            Account #132012
                            Target Maturity Fund
                            (Customer's Name)
                            (Customer's Social Security
                            Number)
                      3. Mail the completed application form
                         to:
                            Sierra Trust Funds
                            c/o First Data Investor Services
                            Group
                            P.O. Box 5118
                            Westboro, MA 01581-5118


--------------------------------------------------------------------------------

TO PURCHASE SHARES. Purchase, sale and exchange orders received by First Data Investor Services Group, Inc. ("First Data" or the "transfer agent") prior to the close of trading on any day that the New York Stock Exchange ("NYSE") is open (a "Business Day") are effected at that day's NAV for the Fund, plus any applicable sales charge (the "Public Offering Price"). Purchase, sale and exchange orders received after the close of the NYSE are priced as of the time the NAV is next determined on the next Business Day. Authorized Dealers are responsible for forwarding orders received on a Business Day to the transfer agent by the close of trading on the NYSE the same day and failure to do so will result in an investor being unable to obtain that day's NAV. The NYSE is open Monday through Friday, although it is currently scheduled to be closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and on the preceding Friday or subsequent Monday when any of these holidays falls on a Saturday or Sunday, respectively.


Purchases of Class A Shares of the Fund are effected at the Fund's Public Offering Price next determined after a purchase order has been received in proper form. A purchase order will be deemed to be in proper form when all of the steps required, including submission of an application form, have been completed. In the case of an investment by wire, however, the order will be deemed to be in proper form after the telephone order and the federal funds wire have been received. The failure of a shareholder who purchases by wire to submit an application form in a timely fashion may cause delays in processing subsequent redemption requests. If a telephone order is received or if payment by wire is received after the close of the NYSE, 4:00 p.m., Eastern Time/1:00 p.m., Pacific Time, the shares will not be credited until the next Business Day. However, Shareholder Services will be open from 6:00 a.m. to 6:00 p.m., Pacific Time/ 9:00 a.m. to 9:00 p.m., Eastern Time, Monday through Friday, except when the NYSE is closed and from 6:00 a.m. to 3:00 p.m., Pacific Time/9:00 a.m. to 6:00 p.m., Eastern Time on Saturday.


DIVIDEND REINVESTMENT PLAN. A Dividend Reinvestment Plan will be established automatically for each shareholder unless the shareholder specifies by completing the appropriate section of the Fund's Account Application or otherwise notifies the transfer agent in writing at the address provided below. Under this plan, all income dividends and capital gain distributions will be automatically reinvested in additional shares of the Fund at the NAV determined on the dividend payment date. The election of reinvestment of dividends and distributions may be made or changed by writing to First Data or by telephoning Shareholder Services at 800-222-5852. Write to Sierra Trust Funds, c/o First Data at P.O. Box 5118, Westboro, Massachusetts 01581-5118.


TIMING OF DIVIDENDS. Shares of the Fund are entitled to dividends and distributions declared beginning the day after a purchase has been credited to an investor's account and ending on the day a redemption order is effected.


PURCHASE OF CLASS A SHARES. Class A Shares of the Fund are sold at the Public Offering Price. Investors purchasing Class A Shares of the Fund incur an initial sales charge as described in the following table. Purchases of $1 million or more and certain other purchases are not subject to the sales charge at time of purchase, but may be subject to a 1.0% CDSC on redemptions within one year of purchase or a 0.5% CDSC on redemptions within two years of purchase (the "Class A CDSC"), including redemptions of Money Fund Class A Shares acquired through exchange for such Class A Shares of the Fund. No sales charge at time of purchase and no CDSC will be assessed on Class A Shares purchased through the reinvestment of dividends or distributions on Class A Shares or purchased under the 180-day reinvestment privilege described in a following section. See "Application of Class A Shares CDSC" subsection in this section. For other waivers of Class A Shares sales charges, see the subsection "Waivers of Class A Initial Sales Charges" in this section. The table on the following page illustrates the sales charges applicable at purchase to Class A Shares at various investment levels.

                         FOR CLASS A SHARES OF THE FUND

                                                                                            DEALERS'
                                                  AS A % OF            AS A % OF          REALLOWANCE
                                                OFFERING PRICE         NET ASSET           AS A % OF
AMOUNT OF TRANSACTION                             PER SHARE              VALUE           OFFERING PRICE
--------------------------------------------    --------------         ---------         --------------
Less than $50,000                                 2.00%                 2.04%              1.75%
$50,000 but less than $100,000                    1.50%                 1.52%              1.25%
$100,000 but less than $500,000                   1.00%                 1.01%              0.75%
$500,000 but less than $1,000,000                 0.50%                 0.50%              0.50%
$1,000,000 and over                                 0%                   0%                 0%*

--------------------------------------------------------------------------------

* Investors do not pay a sales charge at time of purchase of $1 million or more; however, Sierra Services may pay the investment dealers of record on purchases of Class A Shares of $1 million or more a fee up to 1.00% of the NAV of such purchases.


Sierra Services, the distributor of the Class A Shares of the Fund, will pay the appropriate dealers' reallowance to broker-dealers authorized to place orders for Fund shares ("Authorized Dealers"). The dealers' reallowance may be changed from time to time. Upon notice, Sierra Services may reallow up to the full applicable sales charge to certain Authorized Dealers.


REDUCED SALES CHARGES AT PURCHASE


As described below, the sales charge on purchases of Class A Shares of the Fund may be reduced through: (1) a Right of Accumulation; (2) Quantity Discounts; (3) a Letter of Intent; and (4) Reinvestment Privilege. Reduced sales charges may be modified or terminated at any time as to new purchases and/or letters of intent and are subject to confirmation of an investor's holdings. For more information about reduced sales charges, contact your representative or call 800-222-5852.



RIGHT OF ACCUMULATION. Under the Right of Accumulation, the current value of an investor's existing Class A Shares in the Fund and the Non-Money Funds, Class B and Class S Shares in all the funds of the Trust, Class A Common Shares of the Sierra Prime Income Fund ("SPIF") and Class A and Class B Shares of the SAM Portfolios ("Shares of qualifying Sierra Funds") may be combined with the amount of the investor's current purchase of the Fund's Class A Shares in determining the sales charge applicable to such Class A Shares. In order to receive the cumulative quantity reduction, the investor or the securities dealer must call previous purchases of Shares of qualifying Sierra Funds to the attention of Sierra Shareholder Services at the time of the current purchase.



QUANTITY DISCOUNTS. As shown in the above table and under the "Right of Accumulation" section, larger purchases of the Fund's Class A Shares combined with Shares of qualifying Sierra Funds reduce the sales charge paid on the Fund's Class A Shares. The Fund will combine purchases of such Shares of qualifying Sierra Funds made on the same day by the investor, spouse, and any minor children when calculating the Fund's Class A Shares sales charge. In order to receive the cumulative quantity reduction, the investor or the securities dealer must call related purchases of Shares of qualifying Sierra Funds to the attention of Sierra Shareholder Services at the time of the current purchase.



LETTER OF INTENT. An investor may qualify for a reduced sales charge on the Fund's Class A Shares immediately by signing a "Letter of Intent" stating the investor's intention to invest during the following 13 months a specified amount in the Fund's Class A Shares, Non-Money Fund Class A Shares, Class A Common Shares of SPIF and/or Class A Shares of the SAM Portfolios, which, if made at one time, would qualify for a reduced sales charge. Any redemptions or repurchases of Class A Shares or Class A Common Shares made during the 13-month period will be subtracted from the amount of purchases of Class A Shares or Class A Common Shares in determining whether the terms of the Letter of Intent have been met. During the term of a Letter of Intent, Sierra Shareholder Services will hold the Fund's Class A Shares representing 5.0% of the amount purchased in escrow for payment of a higher sales load if the full amount specified in the Letter of Intent is not purchased within the 13-month period. The escrowed shares will be released when the full amount specified has been purchased. The investor is not bound to purchase the full amount specified, but if the full amount specified is not purchased within the 13-month period, the investor will be required to pay an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge the investor would have had to pay on the investor's aggregate purchases of the Fund's Class A Shares if the total of such purchases had been made at a single time.


REINVESTMENT PRIVILEGE. Upon redemption of Class A Shares, a shareholder may reinvest the redemption proceeds in Class A Shares of the Fund without any sales charge provided the reinvestment is within 180 days of the redemption from the Fund. To receive the privilege, the shareholder must notify Shareholder Services or the Authorized Dealer concerning the reinvestment.


WAIVERS OF CLASS A INITIAL SALES CHARGES. No initial sales charge will be assessed with respect to Class A Shares on: (1) purchases by (a) employees or retired employees of Great Western Financial Corporation ("GWFC") or any of its affiliates and members of their immediate families (spouses and minor children) and IRAs, Keogh Plans or employee benefit plans for those employees and retired employees; (b) directors, trustees, officers or advisory board members, or persons retired from such positions, of any investment company for which GWFC or an affiliate serves as investment advisor; (c) registered representatives or full-time employees of Authorized Dealers or full-time employees of banks affiliated with such dealers; (2) purchases by retirement plans created pursuant to Section 457 of the Internal Revenue Code of 1986, as amended (the "Code");
(3) purchases that are paid for with the proceeds from the redemption of shares of a non-money market mutual fund not affiliated with the Trust or Sierra Services, where the purchase occurs within 15 Business Days of the prior redemption and is evidenced by a confirmation of the redemption transaction or a broker-to-broker transfer request (the transfer agent must be notified at the time of purchase that the purchase being made qualifies for a purchase at NAV);
(4) purchases by employees of any of the Trust's Sub-Advisors; and (5) purchases by accounts as to which an Authorized Dealer or a bank affiliated with an Authorized Dealer charges an account management fee, provided that the Authorized Dealer or bank has an agreement with the Distributor (investors may be charged an additional service or transaction fee by the Authorized Dealer or bank).

Additional groups of investors that are not subject to an initial sales charge on purchases of Class A Shares through an Authorized Dealer include either (a) investors purchasing Class A Shares of the Fund through an employee benefit trust created pursuant to a 401(k) Plan that has invested in the aggregate more than $1 million in the Fund, or (b) investors purchasing Class A Shares of the Fund through a 403(b) Plan that has more than $1 million in the Fund. Investors through 401(k) and 403(b) Plans may be subject to various account fees and purchase and redemption procedures designated by the employer who has established the 401(k) Plan or 403(b) Plan. Such investors should consult their employer and/or account agreements for information relating to their accounts.

The foregoing waivers may be changed at any time.


APPLICATION OF CLASS A SHARES CDSC. The Class A CDSC of 1.0% or 0.5% may be imposed on certain redemptions within one or two years of purchase, respectively, with respect to Class A Shares (i) purchased at NAV without a sales charge at time of purchase (purchases of $1 million or more), (ii) acquired, including Class A Shares of a Money Fund acquired, through an exchange for Class A Shares of a non-Money Fund purchased at NAV without a sales charge at time of purchase (purchases of $1 million or more), (iii) purchased through an employee benefit trust created pursuant to a 401(k) Plan, or (iv) purchased through a 403(b) Plan. The CDSC for Class A Shares are calculated on the lower of the shares' cost or current net asset value, and in determining whether the CDSC is payable, the Trust will first redeem shares not subject to any CDSC.


WAIVERS OF THE CLASS A SHARES CDSC. The Class A CDSC is waived for redemptions of Class A Shares (i) that are part of exchanges for Class A Shares of other Funds; (ii) for distributions to pay benefits to participants from a retirement plan qualified under Section 401(a) or 401(k) of the Code, including distributions due to the death or disability of the participant (including one who owns the shares as a joint tenant); (iii) for distributions from a 403(b) Plan or an IRA due to death, disability, or attainment of age 70 1/2, including certain involuntary distributions; (iv) for tax-free returns of excess contributions to an IRA; (v) distributions to a 401(k) Plan participant so long as the shares were purchased through the 401(k) Plan and the 401(k) Plan continues in effect with investments in Class A Shares of the Fund and (vi) for distributions by other employee benefit plans to pay benefits. See "HOW TO BUY AND REDEEM SHARES" in the Statement of Additional Information.

IRA INVESTMENTS. Generally, the Fund is a suitable investment for IRA accounts because it is designed for a long term investment strategy of holding the amount invested in the Fund until the Fund's target maturity date and reinvesting all dividends and capital gains distributions. Such a strategy matches the tax deferral benefits of investing in an IRA account. IRA account investments in the Fund combine the federal tax savings available to IRA accounts with the state tax savings available to investments in the Fund, as described in the "Performance Information" section of this prospectus.


HOW TO SELL SHARES


You can arrange to take money out of your Fund account on any Business Day by selling (redeeming) some or all of your shares. Your shares will be sold at the NAV next determined after your order is received and accepted. Certain Class A Shares may be subjected to a CDSC as described in the "Application of Class A Shares CDSC." If you sell shares of the Fund, the maturity value of your remaining shares of the Fund may differ substantially from the AVM for such shares, as calculated on the purchase date.


Redemption proceeds are normally wired or mailed on the next Business Day, but in no event later than seven days after receipt of a redemption request by the transfer agent, until such time as regulations may require the Fund to redeem proceeds within five days. However, if a shareholder is redeeming shares recently purchased with a check, the redemption proceeds will not be paid to the shareholder until the check has cleared. The check may take up to 15 days to clear for deposit of the shareholder's funds into the Fund's account, and the shareholder may not receive the redemption proceeds until after such time period. The failure of a shareholder who purchased shares by wire to submit an application form in a timely fashion may cause delays in processing redemption requests.


If you wish to keep your Class A Shares account open, leave at least $250 worth of shares in your account.

- The table on the following page highlights the ways in which you can redeem shares in your Fund account.

WAYS TO SELL SHARES OF YOUR SIERRA TRUST FUND


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                            Account Type                              Special Requirements
BY PHONE               - All account types, except            - You may exchange to the same class
800-222-5852             retirement                             of other funds of the Trust, SPIF
                                                                or SAM Portfolios if both accounts
                                                                are registered with the same
                                                                name(s), address and taxpayer ID
                                                                number. (If you exchange to a Fund
                                                                of the Trust that has a higher
                                                                initial sales load, you may have to
                                                                pay up to the difference between
                                                                the sales load amount previously
                                                                paid and such higher sales load.)
                                                                You may also redeem amounts by
                                                                telephone. Checks will be mailed to
                                                                the address of record exactly as
                                                                account is registered.
---------------------------------------------------------------------------------------------------
BY MAIL                - Individual, Joint Accounts, Sole     - The letter of instruction must be
                         Proprietorships, UGMA, UTMA*           signed by all persons required to
                                                                sign for transactions, exactly as
                       - Signature guarantee is required on     their names appear on the account.*
                         amounts of more than $50,000           Checks will be mailed to the
                                                                address of record.
---------------------------------------------------------------------------------------------------
BY WIRE                - All account types except retirement  - You must sign up for the wire feature before using it. To verify
                                                                that it is in place, call 800-222-
                                                                5852.
                                                              - Your wire redemption request must
                                                                be received by Sierra Trust Funds
                                                                before 8:00 a.m., Pacific
                                                                Time/11:00 a.m., Eastern Time, for
                                                                money to be wired on the next
                                                                Business Day. A $5.00 fee may be
                                                                charged for each wire transfer.
                                                                Minimum amount is $1,000.
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* Corporations, trusts, and retirement plans may require additional paperwork before shares may be redeemed. Please call 800-222-5852 to verify you have the correct paperwork and to avoid delays.

- BY TELEPHONE


A shareholder may withdraw any amount from the shareholder's account by telephoning 800-222-5852. Redemption orders must include the shareholder's Fund account name (as registered with the Fund) from which the redemption is being made, the class of shares and the relevant Fund account number. For a wire transfer, if a telephone redemption is received by the transfer agent or Shareholder Services before 8:00 a.m., Pacific Time/11:00 a.m., Eastern Time, the proceeds will be sent by wire to the designated preauthorized account on the next Business Day. The minimum amount for a wire is $1,000 and a $5 fee may be charged for each wire transfer. If a telephone redemption order is received by the transfer agent or Shareholder Services after 8:00 a.m., Pacific Time/11:00 a.m., Eastern Time, the proceeds will be wired in Federal Funds on the Business Day after the day on which the wire would otherwise have been sent.



TO SET UP THE TELEPHONE WIRE REDEMPTION PROCEDURE, indicate your acceptance of this procedure on the application form and designate a bank and bank account number to receive the proceeds of withdrawals. To use this procedure after an account has been opened or to change instructions already given, designate a bank and bank account number to receive redemption proceeds and send a written notice to Sierra Trust Funds, c/o First Data with a signature guarantee (for more information regarding signature guarantees, see the following). (For joint accounts, all owners must sign and have their signatures guaranteed.)



KEY ASPECTS OF TELEPHONE TRANSACTIONS. During periods of significant economic or market changes, telephone transactions may be difficult to implement. Neither the Trust nor its transfer agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes are genuine. The Trust and its transfer agent will each employ procedures to confirm that telephone instructions are genuine. Such procedures may include recording telephone calls. You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement. If an investor is unable to contact Shareholder Services by telephone, an investor may deliver the transaction request to Sierra Trust Funds at P.O. Box 5118, Westboro, Massachusetts 01581-5118. Upon 30 days' prior written notice to shareholders, the telephone transaction privileges may be modified or terminated.



- THROUGH SHAREHOLDER SERVICES OR AUTHORIZED DEALERS



You may also sell your shares to the Fund through your Authorized Dealer and in that way be certain, providing the order is timely, of receiving the NAV established at the end of the Business Day on which your Authorized Dealer is given the redemption order. The Fund makes no charge for this transaction but your Authorized Dealer may charge you a service fee.



CERTAIN WRITTEN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. To protect you and the Trust from fraud, your written request must include a signature guarantee if any of the following situations apply:


- You wish to redeem more than $50,000 worth of shares,

- The redemption check is not being mailed to the address on your Fund account (record address), or
- The check is not being made out to the Fund account owner.


You should be able to obtain a signature guarantee from a bank which is a member of the Federal Deposit Insurance Corporation, a trust company, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. For joint accounts, all owners must sign and have their signatures guaranteed.



EXCHANGE PRIVILEGES AND RESTRICTIONS



The Class A Shares of the Fund may be exchanged for Class A Shares of any of the other Funds of the Trust, including the Money Funds, SAM Portfolios or SPIF (the foregoing funds together, the "Eligible Funds"), but if the shares acquired in the exchange are subject to a higher sales load, a sales load may be charged in an amount up to the difference between the sales load amount that was previously paid to purchase the Class A Shares that are being exchanged and the initial sales load applicable to the Class A Shares of the Eligible Fund that are acquired in the exchange. If Class A Shares of the Money Funds, which do not have a sales load at purchase, are acquired in such exchange no sales load is charged, but if such Class A Shares of a Money Fund are subsequently exchanged again for Class A Shares of SPIF, a SAM Portfolio or any of the Non-Money Funds of the Trust other than the Fund, a sales load may be charged in an amount up to the difference between the sales load amount that was previously paid to purchase the Class A Shares that are being exchanged and the initial sales load applicable to the Class A Shares of the Eligible Funds that are acquired in the exchange for the Money Fund Class A Shares. Class A Shares of a Money Fund may be exchanged for Class A Shares of the other Money Funds without a sales charge at purchase. If the initial Class A Shares of the Eligible Fund purchased by the investor was not subject to any sales load on such shares, then no sales load for Class A Shares will be imposed on any subsequent exchanges involving such shares. No initial sales charge will be assessed, however, and any applicable CDSC will not be imposed when Class A Shares of any of the Eligible Funds, including a Money Fund, are exchanged for Class A Shares of a Non-Money Fund where the purchase of Class A Shares of the Non-Money Fund through the exchange is of any of the types described in "Waivers of Class A Initial Sales Charges."


The availability of the exchange privilege with respect to shares of SPIF is subject to the availability of shares of SPIF for exchange purposes as stated in the prospectus and statement of additional information ("SAI") of SPIF. Also, although shares of SPIF may be exchanged for shares of the Funds, such exchanges of SPIF shares for shares of the Funds are permitted only once every calendar quarter so long as SPIF makes a repurchase offer for its shares in such quarter and so long as SPIF repurchase offer is sufficiently large to include SPIF shares tendered for exchange. See the prospectus and SAI of SPIF for additional information regarding the exchange privilege applicable to SPIF shares and the availability of such exchange privilege.


Certain Class A Shares may be subject to a CDSC for redemptions within one or two years of purchase as described in the "Application of Class A Shares CDSC" section. The CDSC applicable to Class A Shares will not be assessed on a redemption that is a part of an exchange for Class A Shares of another Eligible Fund, except that if the shares acquired in the exchange or a series of exchanges were then redeemed within the CDSC period applicable to the shares redeemed initially in the exchange or series of exchanges, the CDSC would be assessed.



The exchange privilege is available only in those states where the offer and sale of shares of a given Fund may legally be made. Effective January 1, 1997, upon written notice to shareholders, the Trust in its sole discretion may terminate or modify the exchange privileges and restrictions and/or the Trust may begin imposing a charge of up to $5.00 for each exchange. Shareholders exercising the exchange privilege with any of the Funds of the Trust, SPIF or SAM Portfolios should review the prospectus of each Fund carefully prior to making an exchange. Exchanges of shares are sales and may result in a gain or loss for federal or state income tax purposes.



DIVIDENDS, CAPITAL GAINS AND TAXES


As a Fund shareholder, you are entitled to your share of the Fund's net income and gains on its investments. The Fund passes these earnings along to its investors as distributions. The Fund intends to avoid liability for federal income tax and federal excise tax by making sufficient distributions to investors.

The amount of dividends of net investment income (i.e., all income other than long- and short-term capital gains) and distributions of net realized long- and short-term capital gains payable to shareholders will be determined for the Fund. Dividends from the net investment income of the Fund will be declared and paid annually. Distributions of any net long-term capital gains earned by the Fund will be made annually. Distributions of any net short-term capital gains earned by the Fund will be distributed no less frequently than annually at the discretion of the Board of Trustees.


DISTRIBUTION OPTIONS. When you open an account, specify on your Application Form how you want to receive your distributions. The election may be made or changed by writing to Sierra Trust Funds or by calling 800-222-5852. The Fund offers the following options:


1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the Fund, unless you instruct the Fund on the application form or later in writing or by telephone to pay all distributions in cash. If the Fund in which the reinvestment is made has an initial sales charge or CDSC, you will not pay the initial sales charge or CDSC on the reinvested amount.

2. CASH OPTION. You will be sent a check for each dividend and capital gain distribution.

FOR RETIREMENT ACCOUNTS, all distributions are automatically reinvested. When you are over 59 1/2 years old, you can receive distributions in cash.


EX-DIVIDEND. When a Fund goes EX-DIVIDEND (deducts a distribution from the Fund's share price), the reinvestment price is the Fund's NAV at the close of business that day. The mailing of distribution checks will begin within seven days thereafter. If you buy shares shortly before an ex-dividend date ("buying a dividend"), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.


TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its shareholders. Accordingly, shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

The Fund intends to qualify separately each year as a "regulated investment company" as defined under Subchapter M of the Code. The requirements for qualification may cause the Fund to restrict the extent of its short-term trading or its transactions in options or futures contracts.

As with any investment, you should consider how you will be taxed on your investment in the Fund. If your account is not a tax-deferred retirement account, you should be aware of the following tax implications:

TAXES ON DISTRIBUTIONS. The Fund will distribute all or substantially all of its net investment income and net capital gains to shareholders each year. Zero-coupon securities purchased by the Fund accrue interest (commonly referred to as "imputed income") for federal income tax purposes even though Zero-Coupon Securities do not pay current interest. The Fund must distribute this imputed income to shareholders as ordinary income dividends. If shareholders do not elect to receive such dividends in cash, but instead opt to reinvest such dividends in the Fund, they will nonetheless be liable to pay tax on such dividends.

Distributions generally are subject to federal income tax, but may be exempt from certain state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Generally, your distributions are taxable when they are paid. However, dividends declared in October, November or December of any year and payable to shareholders of record on a date in that month are deemed to have been paid by the Fund and received by the shareholders on the last day of December if paid by the Fund at any time during the following January. Each shareholder will receive after the close of the calendar year an annual statement and such other written notices as are appropriate as to the federal income tax status of the shareholder's distributions received from the Fund for such calendar year.

For federal income tax purposes, distributions of investment company taxable income (net investment income plus the excess of net short-term capital gain over net long-term capital loss) are taxed to shareholders as ordinary income, whether received in cash or in additional shares. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxed to shareholders as long-term capital gain regardless of how long you have held your shares.

TAXES ON TRANSACTIONS. Any gain or loss recognized on a redemption, transfer or exchange of shares of the Fund by a shareholder who is not a dealer in securities generally will be treated as long-term capital gain or loss if the shares have been held for more than twelve months, and otherwise generally will be treated as a short-term capital gain or loss. Furthermore, if shares on which a net capital gains distribution has been received are subsequently disposed of and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gains distribution.

Statements as to the tax status of each shareholder's dividends and distributions are mailed annually to shareholders within 60 days of the close of the calendar year. Whenever you sell shares of the Fund, the Trust will send you a confirmation statement showing how many shares you sold and at what price. You also will receive a consolidated transaction statement every January. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. You should retain your regular account statements; the information they contain will be essential in calculating the amount of your capital gains.

THE INFORMATION CONTAINED IN THIS PROSPECTUS IS NOT A COMPLETE DESCRIPTION OF THE FEDERAL, STATE OR LOCAL TAX CONSEQUENCES OF INVESTING IN THE FUND. YOU SHOULD CONSULT YOUR TAX ADVISOR BEFORE INVESTING IN THE FUND.

SHAREHOLDER AND ACCOUNT POLICIES

TRANSACTION DETAILS

THE NAV of the Class A Shares of the Fund is the value of a single share of the respective class. The NAV of the Fund is calculated by adding up the value of the Fund's investments, cash and other assets, subtracting its liabilities, and then dividing the result by the number of Class A Shares outstanding. Portfolio securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that the Board of Trustees believes accurately reflects fair value.

THE FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF CLASS A SHARES for a period of time. The Fund also reserves the right to reject any specific purchase order. Purchase orders may be refused if, in the opinion of Sierra Administration, they are of a size that would disrupt management of the Fund.

SIERRA ADMINISTRATION MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.

THE FUND IN DETAIL

ORGANIZATION

THE TRUST IS GOVERNED BY A BOARD OF TRUSTEES, which is responsible for protecting the interests of shareholders. The trustees are experienced business persons who meet throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The majority of trustees are not affiliated with Sierra Services, Sierra Advisors or Sierra Administration other than as trustees of the Trust. The Trust was organized on February 22, 1989 under the laws of the Commonwealth of Massachusetts as a "Massachusetts business trust."

THE FUND MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. As a Massachusetts business trust, the Fund is not required to hold annual shareholder meetings. On occasion, however, special meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Trustees may be removed by shareholders at a special meeting called upon the request of shareholders among at least 10% of the outstanding shares of the Trust. Shareholders not attending these meetings are encouraged to vote by proxy. Sierra Administration will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. When matters are submitted for shareholder vote, shareholders of the Fund will have one vote for each full share owned and proportionate, fractional votes for fractional shares held and will have exclusive voting rights with respect to matters pertaining solely to the Fund.

SIERRA ADVISORS, ITS AFFILIATES AND SERVICE PROVIDERS

ADVISOR

Sierra Advisors, located at 9301 Corbin Avenue, Northridge, California 91324, is the investment advisor of the Fund. Responsibilities of Sierra Advisors include formulating the Fund's investment policies (subject to the terms of this Prospectus), analyzing economic trends and directing and evaluating the investment services provided by the Sub-Advisor and monitoring the Fund's investment performance. In connection with these activities, Sierra Advisors may initiate action to change the Sub-Advisor if it deems such action to be in the best interest of shareholders of the Fund.

Sierra Advisors became a registered investment advisor in 1988. Sierra Advisors is an indirectly wholly-owned subsidiary of Sierra Capital Management Corporation ("SCMC"), formerly known as Great Western Investment Management Corporation, which is a wholly-owned subsidiary of Great Western Financial Corporation ("GWFC"). GWFC is a publicly owned financial services company listed on the New York, London and Pacific stock exchanges.

SUB-ADVISOR

BlackRock, a Delaware corporation, is located at 345 Park Avenue, 30th Floor, New York, New York, 10154. BlackRock is an indirectly, wholly-owned subsidiary of PNC Bank, N.A. PNC Bank, N.A. is an indirectly wholly-owned subsidiary of PNC Bank Corp. ("PNC"). PNC is a publicly-owned multibank holding company incorporated under the laws of the Commonwealth of Pennsylvania in 1983 and registered under the Bank Holding Company Act of 1956, as amended. BlackRock provides investment advice to a wide variety of institutional and investment company-related clients. As of June 30, 1996, BlackRock had aggregate assets under management or supervision of more than $41 billion.

ADMINISTRATOR, TRANSFER AGENT AND CUSTODIAN


Sierra Administration provides shareholder service and other administrative services. Sierra Administration is under common control with the Advisor and Sierra Services. Sierra Administration is located at 9301 Corbin Avenue, Northridge, California 91324. Pursuant to an Administration Agreement, Sierra Administration is responsible for all administrative functions with respect to the Trust, although it delegates certain of its responsibilities to sub-administrators. Sierra Administration is entitled to a monthly fee at an annual rate of 0.35% of the Fund's average daily net assets. First Data Investor Services Group, Inc. ("First Data"), a subsidiary of First Data Corp., serves as sub-administrator and transfer agent of the Trust. First Data is located at One Exchange Place, 53 State Street, Boston, Massachusetts 02109-2873 and 4400 Computer Drive, Westboro, Massachusetts 01581. Sierra Administration pays First Data for its services as sub-administrator and for its service as transfer agent. Sierra Administration also pays Boston Safe Deposit and Trust Co. ("Boston Safe"), One Boston Place, Boston, Massachusetts 02108, for its services as custodian of the Trust. The Trust pays certain of the transfer agent's and sub-administrator's out-of-pocket expenses and pays Boston Safe certain custodial transaction charges.


DISTRIBUTOR


Sierra Services is the distributor of the Class A Shares of the Fund. Sierra Services is located at 9301 Corbin Avenue, Northridge, California 91324. Sierra Services, an indirectly wholly-owned subsidiary of SCMC, was established in 1992 and is a registered broker-dealer with the NASD and a registered investment advisor.


The Fund has a distribution plan (the "Rule 12b-1 Plan"), pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Investment Company Act") . The Fund intends to operate the Rule 12b-1 Plan in accordance with its terms and the NASD Rules concerning sales charges. Under the Rule 12b-1 Plan, Sierra Services (the "Distributor") is paid an annual fee as compensation in connection with the offering and sale of Class A Shares of the Fund. The annual fees to be paid to the Distributor under the Rule 12b-1 Plan are calculated with respect to Class A Shares at an annual rate of up to .25% of the average daily net assets of the Class A Shares of the Fund. These fees may be used to cover the respective expenses of the Distributor primarily intended to result in the sale of Class A Shares of the Fund, including payments to a Distributor's representatives or others for selling shares. The Distributor may retain any amount of its fee that is not so expended.

In addition to providing for the expenses discussed above, the Rule 12b-1 Plan also recognizes that Sierra Advisors may use its investment advisory fees or other resources to pay expenses associated with activities primarily intended to result in the promotion and distribution of the Fund's shares. The Distributors may, from time to time, pay to other dealers, in connection with retail sales or the distribution of shares of a Fund, material compensation in the form of merchandise or trips.


PORTFOLIO TRANSACTIONS AND TURNOVER. All orders for the purchase or sale of securities on behalf of the Fund are placed by the Fund's Sub-Advisor with broker-dealers that it selects. The Fund may, at the discretion of its Sub-Advisor, utilize Authorized Dealers or brokers affiliated with the Advisor or Sub-Advisor in connection with a purchase or sale of securities in accordance with rules adopted or exemptive orders issued by the Commission when the Fund's Sub-Advisor believes that such broker's charge for the transaction does not exceed usual and customary levels.


The Fund's turnover rate varies from year to year, depending on market conditions and investment strategies. High turnover rates increase transaction costs, and may increase taxable capital gains. See "Dividends, Capital Gains and Taxes - Taxes." The Fund's annual portfolio turnover rate is expected to be less than 50%. The Fund will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with their investment objectives and policies.

BREAKDOWN OF FUND EXPENSES


Like any mutual fund, the Fund pays expenses related to its daily operations. Expenses paid out of the Fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts. The Fund pays a MANAGEMENT FEE to Sierra Advisors for managing its investments and business affairs. Sierra Advisors pays fees to sub-contractors, including the Sub-Advisor, who provide assistance with these services. The Fund also pays OTHER EXPENSES, which are explained on the following pages. Sierra Advisors and/or Sierra Administration may, from time to time, agree to reimburse the Fund for management fees and other expenses above a specified limit. Sierra Advisors and Sierra Administration retain the ability to be repaid by the Fund if expenses fall below the specified limit prior to the end of the fiscal year.


MANAGEMENT FEE

The management fee will be calculated and paid to Sierra Advisors every month. The management fee for the Fund is based upon a percentage of its average net assets. Absent fee waivers, the total management fee for the Fund as provided in the investment advisory agreement of the Fund is at the annual rate of .25% for the first $500 million in assets and .20% for assets over $500 million.

The Advisor retains only the net amount of the foregoing management fees after the advisory fees paid to the Sub-Advisor, described below, are deducted. Out of the total management fee received by the Advisor for the Fund, the Advisor would pay to the Sub-Advisor, absent fee waivers by the Sub-Advisor, the annual rate of .05% of the Fund's average net assets, subject to a minimum annual fee of $25,000.

OTHER EXPENSES

While the management fee is a significant component of the Fund's annual operating costs, the Fund has other expenses as well. In addition to the management fee and other fees described previously, the Fund pays other expenses, such as legal, audit, transfer agency and custodian out-of-pocket fees; proxy solicitation costs; and the compensation of trustees who are not affiliated with Sierra Advisors. Most Fund expenses are allocated proportionately among all of the outstanding shares of the Fund.

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NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE TRUST'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE TRUST'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

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                                      (800) 222-5852


                                      P.O. BOX 5118

                                      WESTBORO, MASSACHUSETTS 01581-5118


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1. YOUR ACCOUNT REGISTRATION Check one box for the account you wish to open and complete information.


/ / Individual      Name _______________________________ SS#/Tax ID _______________
/ / Joint Tenant
/ / Tenants in      Name of Add'l Owner ________________ SS#/Tax ID _______________
    Common
/ / Transfer to
    Minors          _________________  As Custodian For  ____________________________
                    NAME OF CUSTODIAN                            NAME OF MINOR
                    Under the  _________ Uniform Transfers (Gifts) to Minors
                                (STATE)
                    Act  ________ Minor's SS# _______________________________
                           (AGE)
/ / Other           Indicate name of Corporation, other organization or fiduciary;
                    if Trust, include date of instrument: (Additional forms,
                    such as a Corporate Resolution may be required.
                    Call (800) 222-5852 for information)

                    Name ______________________________________ Tax ID __________________

/ / I am a United States Citizen. If not, please specify Country ________________________

Street Address __________________________________  Home Phone (___) _____________________

City _________________ State ________Zip __________  Business Phone (___) _______________

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2. YOUR INVESTMENT SELECTION (Minimum initial $250; Minimum subsequent $100).

                                                                                          Investment Amount

             TARGET MATURITY 2002 FUND              CLASS A SHARES                      $ ------------------

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3. YOUR PAYMENT METHOD FOR INITIAL INVESTMENT


/ / CHECK:  $ _________________     Make check payable to Sierra Trust Funds.


/ / WIRE:    Call (800) 222-5852 for instructions.
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4. YOUR BROKER/DEALER


Representative Name ________________________ Representative Number _____________


Branch Number _______________________



Firm Name     _____________________________



Branch Address ______________________City ______________ State ______ Zip _____

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5. SPECIAL FEATURES AND PRIVILEGES

A. TELEPHONE PRIVILEGES PERMITS TRANSFER OF MONEY BY WIRE ($1,000 MINIMUM) BETWEEN YOUR SIERRA TRUST FUND AND YOUR DESIGNATED BANK ACCOUNT.

   / / YES    / / NO    If "Yes," Please wire monies to the following bank:

   Name of your Bank ___________________________________________________________

   Acct. Name ____________________________________ Acct. No. ___________________

   Bank Address ______________________ City ____________ State _____ Zip _______

B. DIVIDEND AND DISTRIBUTION PLANS Check one only; if none are checked, all dividends/distributions will be reinvested.

   [ ] FULL REINVESTMENT -- Reinvest all dividends and distributions at net asset value.

   [ ] CASH -- [ ] Pay all income dividends and distributions by check and mail/deposit to my bank per instructions in Section "A" above.
          [ ] Pay all income dividends and distributions by check and mail to the address provided in Section 1.

C. LETTER OF INTENT (LOI):


[ ] I agree to the terms of the Letter of Intent and provisions for reservation of shares as set forth in the Prospectus. Although I am not obligated to do so, it is my intention to invest over a 13-month period in Class A Shares of one or more Sierra Trust Non-Money Funds, SPIF or SAM Portfolios an aggregate amount at least equal to the amount indicated below:


 [ ] $50,000    [ ] $100,000    [ ] $250,000    [ ] $500,000    [ ] $1,000,000

Effective Date  _______________   Note: The effective date can be no more than
90 days prior to today's date.

       ___________________
                                             Signature(s)          Date

D. RIGHT OF ACCUMULATION (ROA):

In order for a cumulative quantity discount (as described in the Fund prospectus) to be made available, the shareholder or his or her securities dealer must notify Sierra Trust Funds (800-222-5852) or the Fund's transfer agent of the total holdings in our group each time an order is placed.

[ ] I own shares in other Sierra Trust Funds, Sierra Prime Income Fund or Sierra Asset Management Portfolios which may entitle this purchase to have a reduced sales charge under the provisions in the Fund prospectus. My other account numbers are:

---------------------------------------------------------------
---------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------

       ___________________
                                             Signature(s)          Date

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6. CLIENT SIGNATURES AND TAXPAYER CERTIFICATION (Please read and sign below.)
I am of legal age, have received and read the Prospectus, agree to its terms and understand that by signing below (a) neither this Fund nor Sierra Investment Services Corporation is a bank; and Fund shares are not backed or guaranteed by any bank nor insured by the FDIC; (b) my (our) account will automatically have the Exchange Privilege capability and that all information provided above (if applicable) will apply to any Fund into which my (our) shares may be exchanged;
(c) I hereby ratify any instructions given on this account and any account into which I exchange relating to items on this application and agree that the Fund, Sierra Investment Services Corporation and Sierra Fund Administration Corporation will not be liable for any loss, cost or expense for acting upon such instructions (by telephone or in writing) believed by it to be genuine and in accordance with the procedures described in the Prospectus; (d) it is my responsibility to read the Prospectus; (e) I affirm that I/we have entered into a broker/dealer cash account relationship with Sierra Investment Services Corporation; and (f) I represent and warrant that I have full right, power and authority to give the foregoing affirmations, certifications and authorizations, and to make the investments applied for pursuant to this Application Form and, if signing on behalf of the beneficial owner, represent and warrant that I am duly authorized to sign this Application Form and to purchase and redeem shares (or to deposit and withdraw funds) on behalf of the beneficial owner.


TAXPAYER IDENTIFICATION NUMBER CERTIFICATION: AS REQUIRED BY FEDERAL LAW, I (WE) CERTIFY UNDER PENALTIES OF PERJURY (1) THAT THE SOCIAL SECURITY NUMBER ("SSN") OR TAXPAYER IDENTIFICATION NUMBER ("TIN") PROVIDED ABOVE IS CORRECT AND (2) THAT THE IRS HAS NEVER NOTIFIED ME (US) THAT I (WE) AM (ARE) SUBJECT TO 31% BACKUP WITHHOLDING, OR HAS NOTIFIED ME (US) THAT I (WE) AM (ARE) NO LONGER SUBJECT TO SUCH BACKUP WITHHOLDING. (NOTE: IF ANY OR ALL OF PART (2) OF THE PRECEDING SENTENCE IS NOT TRUE IN YOUR CASE, PLEASE STRIKE OUT THAT PART BEFORE SIGNING.) IF I (WE) FAIL TO FURNISH MY (OUR) CORRECT SSN OR TIN, I (WE) MAY BE SUBJECT TO A PENALTY FOR EACH FAILURE AND MY (OUR) ACCOUNT MAY BE SUBJECT TO 31% BACKUP WITHHOLDING ON DISTRIBUTION AND REDEMPTION PROCEEDS. THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.


                                                                X
------------------------------------------------------------    ------------------------------------------------------------------
Registered Representative's Name and Number                     SIGNATURE
Date                                                            X
    -------------------------------------------------------     ------------------------------------------------------------------
                                                                SIGNATURE

This prospectus describes the Class A,
Class B and Class I Shares of the
Sierra Trust Funds (the "Trust"). The
Trust consists of the fifteen separate
investment funds (each, a "Fund")
listed to the right and the Target
Maturity 2002 Fund, which is described
in a separate prospectus. The Class A,
Class B and Class I Shares offer
investors alternative ways of paying
sales charges and distribution costs.
Class I Shares are not offered or sold
to individual investors. See "Class I
Shares." Please read this prospectus
before investing, and keep it for
future reference. It contains useful
information that can help you decide
whether the investment goals of the
Funds are right for you.


A Statement of Additional Information
("SAI") about the Trust, dated October
31, 1996, has been filed with the
Securities and Exchange Commission
(the "SEC"), and is incorporated
herein by reference (is considered
legally a part of this prospectus).
The SAI is available free upon request
by calling the Trust at 800-222-5852.

THE GROWTH AND EMERGING GROWTH FUNDS
MAY EACH INVEST UP TO 35%, AND THE
SHORT TERM GLOBAL GOVERNMENT FUND MAY
INVEST UP TO 10%, OF THE FUND'S TOTAL
ASSETS, RESPECTIVELY, IN LOWER-RATED
BONDS, COMMONLY REFERRED TO AS "JUNK
BONDS." BONDS OF THIS TYPE ARE
CONSIDERED TO BE SPECULATIVE WITH
REGARD TO THE PAYMENT OF INTEREST AND
RETURN OF PRINCIPAL. PURCHASERS SHOULD
CAREFULLY ASSESS THE RISKS ASSOCIATED
WITH AN INVESTMENT IN THESE FUNDS. SEE
"SECURITIES AND INVESTMENT
PRACTICES - LOWER-RATED SECURITIES."


INVESTMENTS IN THE FUNDS ARE NOT
GUARANTEED OR INSURED BY THE U.S.
GOVERNMENT, AND THERE IS NO ASSURANCE
THAT THE GLOBAL MONEY, U.S. GOVERNMENT
MONEY AND CALIFORNIA MONEY FUNDS WILL
BE ABLE TO MAINTAIN A STABLE NET ASSET
VALUE OF $1.00 PER SHARE.


THE TRUST'S SHARES ARE NOT
OBLIGATIONS, DEPOSITS OR ACCOUNTS
(TRUST OR OTHERWISE) OF, OR ENDORSED OR
GUARANTEED BY A BANK OR ANY AFFILIATES
OR CORRESPONDENTS. THE TRUST'S SHARES
ARE NOT FEDERALLY INSURED BY THE
FEDERAL DEPOSIT INSURANCE CORPORATION,
THE FEDERAL RESERVE BOARD OR ANY OTHER
AGENCY. THESE SECURITIES ARE SUBJECT
TO INVESTMENT RISKS, INCLUDING
POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.


THESE SECURITIES HAVE NOT BEEN
APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR
ANY STATE
SECURITIES COMMISSION, NOR HAS THE
SECURITIES AND EXCHANGE COMMISSION OR
ANY STATE SECURITIES COMMISSION PASSED
UPON THE ACCURACY OR ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.
                                            SIERRA TRUST FUNDS
                                            GLOBAL MONEY FUND
                                            U.S. GOVERNMENT MONEY FUND
                                            CALIFORNIA MONEY FUND
                                            SHORT TERM HIGH QUALITY BOND FUND
                                            SHORT TERM GLOBAL GOVERNMENT FUND
                                            U.S. GOVERNMENT FUND
                                            CORPORATE INCOME FUND
                                            CALIFORNIA MUNICIPAL FUND
                                            FLORIDA INSURED MUNICIPAL FUND
                                            CALIFORNIA INSURED INTERMEDIATE
                                            MUNICIPAL FUND
                                            NATIONAL MUNICIPAL FUND
                                            GROWTH AND INCOME FUND
                                            GROWTH FUND
                                            EMERGING GROWTH FUND
                                            INTERNATIONAL GROWTH FUND

                                            PROSPECTUS
                                            OCTOBER 31, 1996

                                            SIERRA TRUST FUNDS
                                            P.O. BOX 5118

                                            WESTBORO, MASSACHUSETTS 01581-5118

                                            800-222-5852

CONTENTS


SUMMARY OF EXPENSES & FINANCIAL
HIGHLIGHTS


THE FUNDS' INVESTMENTS AND RISK
CONSIDERATIONS


SECURITIES AND INVESTMENT PRACTICES


PERFORMANCE INFORMATION

YOUR ACCOUNT

SHAREHOLDER AND ACCOUNT POLICIES


THE FUNDS IN DETAIL

                                         PAGE



                                          2 THE SIERRA TRUST FUNDS FAMILY

                                          6 EXPENSES

                                         10 FINANCIAL HIGHLIGHTS The financial
                                            data the Funds will report.

                                         16 INVESTMENT PRINCIPLES AND RISK
                                            CONSIDERATIONS Each Fund's overall
                                            approach to investing.

                                         28 SECURITIES AND INVESTMENT PRACTICES
                                            regarding each Fund's investments
                                            and practices.

                                         44 PERFORMANCE How each Fund's
                                            performances may be measured and
                                            compared.

                                         47 WAYS TO SET UP YOUR ACCOUNT Various
                                            ways to set up your account,
                                            including tax-sheltered retirement
                                            plans.

                                         54 HOW TO SELL SHARES Taking money out
                                            and/or closing your account.

                                         56 EXCHANGE PRIVILEGES AND RESTRICTIONS
                                            Exchanging shares of one Fund for
                                            another.

                                         57 DIVIDENDS, CAPITAL GAINS AND TAXES

                                         60 TRANSACTION DETAILS Share price
                                            calculations and the timing of
                                            purchases and redemptions.

                                         60 ORGANIZATION How each Fund is
                                            organized and managed.

                                         61 SIERRA ADVISORS, ITS AFFILIATES AND
                                            SERVICE PROVIDERS

                                         63 BREAKDOWN OF FUND EXPENSES How
                                            operating costs are calculated and
                                            what they include.

THE SIERRA TRUST FUNDS FAMILY AT A GLANCE


The Sierra Trust Funds (the "Trust") is an open-end management investment company with a family of sixteen investment funds each with its own investment objectives and policies. This prospectus describes all of the investment funds, except the Target Maturity 2002 Fund (excepting the latter fund, each, a "Fund" and together, the "Funds"). Please call 800-222-5852 if you would like to obtain a prospectus and further information about the Target Maturity 2002 Fund. Each Fund offers four classes of shares, Class A Shares, Class B Shares, Class I Shares and Class S Shares. Subject to the following restrictions, investors may invest in one or more of the different classes, which have different sales charges, expenses and other features.

CLASS A AND CLASS B SHARES. Class A Shares have a front-end sales charge and Class B Shares have sales charges only if they are redeemed within four or six years of purchase, depending on the Fund involved. Investors may purchase directly Class A Shares of all of the Funds and Class B Shares of the Non-Money Funds, which are the Funds other than the Global Money Fund, U.S. Government Money Fund and California Money Fund (the "Money Funds"). Class B Shares of the Money Funds are offered only to shareholders exchanging Class B Shares of other Funds and therefore may not be purchased directly by investors.


CLASS I SHARES. Initially, only Global Money Fund, U.S. Government Money Fund, Short Term High Quality Bond Fund, Short Term Global Government Fund, U.S. Government Fund, Corporate Income Fund, Growth and Income Fund, Growth Fund, Emerging Growth Fund and International Growth Fund will offer and sell Class I Shares, and sales of Class I Shares will be made initially exclusively to the various investment portfolios of Sierra Asset Management Portfolios ("SAM Portfolios"), an open-end management investment company, and are not available for direct purchase by investors. SAM Portfolios offer investors the opportunity to pursue a selected asset allocation strategy that is implemented through investment, by an investment portfolio of the SAM Portfolios, in Class I Shares of certain of the Funds. Shares of the SAM Portfolios are not offered through this prospectus. PLEASE CALL 800-222-5852 IF YOU WOULD LIKE TO OBTAIN A PROSPECTUS FOR THE SHARES OF THE SAM PORTFOLIOS.


CLASS S SHARES. Class S Shares are sold to investors who select the Sierra Asset Management ("SAM") service described in "Your Account - Investment in Funds Through a SAM Account." CLASS S SHARES OF THE FUNDS ARE NOT OFFERED THROUGH THIS PROSPECTUS. Please call 800-222-5852 if you would like to obtain a prospectus and further information about the Class S Shares of the Funds.

GOALS: Each Fund has a different investment goal. Each fund's investment objective is a fundamental policy which may not be changed without the approval of a majority of the Fund's outstanding voting securities. As with any mutual fund, there is no assurance that a Fund will achieve its goal.

STRATEGY: Each Fund has a distinct strategy specifically designed to achieve its goal and these strategies entail varying degrees of risk. Generally, investors seeking higher returns must assume greater risks.


INVESTMENT MANAGEMENT: Sierra Investment Advisors Corporation (the "Advisor" or "Sierra Advisors") has overall responsibility for management of the Funds. However, each Fund has an investment sub-advisor (the "Sub-Advisor") who selects the investments made by that Fund subject to oversight and direction by Sierra Advisors. The Advisor and the Sub-Advisors are discussed in "The Funds in Detail -Sierra Advisors, Its Affiliates and Service Providers."


RISK CONSIDERATIONS: The value of a Fund's shares will fluctuate with the value of the underlying securities in its investment portfolio, and in the case of debt securities, with the general level of interest rates. When interest rates decline, the value of a portfolio invested in fixed-income securities can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed-income securities can be expected to decline. In the case of foreign currency denominated securities, these trends may be offset or amplified by fluctuations in foreign currencies. Investing in securities of foreign issuers involves certain risks and considerations not typically associated with investing in securities of U.S. companies. See "The Funds' Investments and Risk Considerations - Securities and Investment Practices - Foreign Investments." High yielding fixed-income securities, such as those in which the Short Term Global Government Fund may invest up to 10%, and the Growth and Emerging Growth Funds up to 35%, respectively, of total assets, are subject to greater market fluctuations and risk of loss of income and principal than investments in lower yielding fixed-income securities. The Funds intend to employ from time to time certain investment techniques which are designed to enhance income or total return or hedge against market or currency risks but which themselves involve additional risks. These techniques include options on securities, futures, options on futures, options on indexes, options on foreign currencies, foreign currency exchange transactions, lending of securities and when-issued securities and delayed-delivery transactions. Because the Short Term Global Government, California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal and California Money Funds are nondiversified, they are permitted greater flexibility to invest their assets in the securities of any one issuer and therefore will be exposed to increased risk of loss if such an investment underperforms expectations. For additional risk information, see "The Funds' Investments and Risk Considerations" and "Securities and Investment Practices" in this prospectus and "Investment Objectives and Policies of the Funds" in the Trust's SAI.


THE MONEY FUNDS


GLOBAL MONEY FUND

GOAL: To maximize current income consistent with safety of principal and maintenance of liquidity.

STRATEGY: Investing in U.S. Dollar-denominated money market instruments of foreign and U.S. issuers.

INVESTMENT MANAGEMENT: J.P. Morgan Investment Management, Inc. ("J.P. Morgan") is the Sub-Advisor of the Fund.

U.S. GOVERNMENT MONEY FUND

GOAL: To maximize current income consistent with safety of principal and maintenance of liquidity.

STRATEGY: Investing primarily in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

INVESTMENT MANAGEMENT: Alliance Capital Management L.P. ("Alliance") is the Sub-Advisor of the Fund.

CALIFORNIA MONEY FUND

GOAL: To maximize current income that is excluded from gross income for federal income tax purposes and is exempt from California State personal income taxation, consistent with safety of principal and maintenance of liquidity.


STRATEGY: Investing primarily in obligations that are exempt from California State personal income tax.


INVESTMENT MANAGEMENT: Alliance is the Sub-Advisor of the Fund.

THE BOND FUNDS

SHORT TERM HIGH QUALITY BOND FUND


GOAL: To provide as high a level of current income as is consistent with prudent investment management and stability of principal.



STRATEGY: Investing at least 65% of its assets in investment-grade short-term bonds and other fixed-income securities issued by the U.S. Government, corporations and other issuers. The Fund may borrow money or enter into reverse repurchase agreements or dollar roll transactions in the aggregate up to 10% of its total assets, invest up to 25% of its total assets in asset-backed securities and may engage in certain options transactions, financial futures contracts and currency forwards or futures contracts and related options. Each of these investments entails risks which are discussed in the "Investment Principles and Risk Considerations" and "Securities and Investment Practices" sections following.


INVESTMENT MANAGEMENT: Scudder, Stevens & Clark, Inc. ("Scudder") is the Sub-Advisor of the Fund.

SHORT TERM GLOBAL GOVERNMENT FUND

GOAL: To provide high current income consistent with protection of principal.

STRATEGY: Investing at least 65% of its assets in short-term bonds and money market instruments issued by foreign and U.S. governments and denominated in foreign currencies or the U.S. Dollar.

INVESTMENT MANAGEMENT: Scudder is the Sub-Advisor of the Fund.

U.S. GOVERNMENT FUND

GOAL: To maximize total rate of return while providing a high level of current income, consistent with reasonable safety of principal.

STRATEGY: Investing at least 65% of its assets in a broad range of U.S. Government securities, including mortgage-backed securities.


INVESTMENT MANAGEMENT: BlackRock Financial Management, Inc. ("BlackRock") is the Sub-Advisor of the Fund.

CORPORATE INCOME FUND

GOAL: To provide a high level of current income, consistent with the preservation of capital.

STRATEGY: Investing primarily in investment-grade corporate bonds of U.S.
issuers.

INVESTMENT MANAGEMENT: TCW Funds Management, Inc. ("TCW Management") is the Sub-Advisor of the Fund.


THE MUNICIPAL FUNDS


CALIFORNIA MUNICIPAL FUND

GOAL: To provide as high a level of current income that is excluded from gross income for federal income tax purposes and is exempt from California State personal income tax as is consistent with prudent investment management and preservation of capital.


STRATEGY: Investing at least 80% of its assets in intermediate- and long-term California municipal securities.


INVESTMENT MANAGEMENT: Van Kampen American Capital Management Inc. ("Van Kampen") is the Sub-Advisor of the Fund.

FLORIDA INSURED MUNICIPAL FUND

GOAL: To seek as high a level of current income, exempt from federal income tax, as is consistent with prudent investment management and preservation of capital, and to offer shareholders the opportunity to own shares the value of which is exempt from Florida intangible personal property tax.


STRATEGY: Investing at least 80% of its assets in intermediate- and long-term Florida municipal obligations that are "insured obligations" and offer potential for a high level of current income relative to funds with like investment objectives. Insured obligations are municipal obligations that at all times are fully insured as to the scheduled payment of all installments of interest and principal.


INVESTMENT MANAGEMENT: Van Kampen is the Sub-Advisor of the Fund.

CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND

GOAL: To provide California investors with as high a level of current income exempt from federal and California State income tax as is consistent with prudent investment management and preservation of capital.

STRATEGY: Investing primarily in intermediate-term California municipal securities that are "insured obligations" and offer potential for a high level of current income relative to funds with like investment objectives. It is a fundamental policy of the Fund that it will invest at least 80% of the value of its total assets in insured California municipal securities, except when maintaining a temporary defensive position. Insured obligations are municipal obligations that at all times are fully insured as to the scheduled payment of all installments of interest and principal. The Fund may invest up to 20% of the value of its total assets in municipal securities that are not insured, provided that such securities are at least investment-grade as described in "The Funds' Investments and Risk Considerations" section.

INVESTMENT MANAGEMENT: Van Kampen is the Sub-Advisor of the Fund.

NATIONAL MUNICIPAL FUND

GOAL: To provide a high level of current income which is exempt from federal income tax, consistent with preservation of capital.


STRATEGY: Investing at least 80% of its assets in intermediate- and long-term fixed income municipal obligations.


INVESTMENT MANAGEMENT: Van Kampen is the Sub-Advisor of the Fund.


THE EQUITY FUNDS


GROWTH AND INCOME FUND

GOAL: Long-term capital growth and current income consistent with reasonable investment risk.

STRATEGY: Investing primarily in dividend-paying common stock of well-established companies.

INVESTMENT MANAGEMENT: J.P. Morgan is the Sub-Advisor of the Fund.

GROWTH FUND

GOAL: Long-term capital appreciation (increase in the value of the Fund's shares).

STRATEGY: Investing primarily in common stock of U.S., multinational, and foreign companies of all sizes that offer potential for growth.

INVESTMENT MANAGEMENT: Janus Capital Corporation ("Janus") is the Sub-Advisor of the Fund.

EMERGING GROWTH FUND

GOAL: Long-term capital appreciation by investing primarily in equity securities.

STRATEGY: Investing primarily in stock of small companies which are expected to achieve accelerated growth in earnings and revenues or which are undervalued in the market place.

INVESTMENT MANAGEMENT: Janus is the Sub-Advisor of the Fund.

INTERNATIONAL GROWTH FUND

GOAL: Long-term capital appreciation by investing primarily in equity securities of foreign issuers.


STRATEGY: Investing primarily in stock of leading companies located outside the United States.


INVESTMENT MANAGEMENT: Warburg, Pincus Counsellors, Inc. ("Warburg") is the Sub-Advisor of the Fund.

                     SUMMARY OF SIERRA TRUST FUNDS EXPENSES

                                                                                                          SHORT         SHORT TERM
                                                                            U.S.                        TERM HIGH         GLOBAL
                                                       GLOBAL MONEY      GOVERNMENT     CALIFORNIA       QUALITY        GOVERNMENT
                                                           FUND          MONEY FUND     MONEY FUND      BOND FUND          FUND
------------------------------------------------------------------------------------------------------------------------------------
 SHAREHOLDER TRANSACTION EXPENSES
 MAXIMUM SALES CHARGE IMPOSED ON PURCHASES (AS A
 PERCENTAGE OF OFFERING PRICE)
   Class A............................................      None            None           None          3.50%(1)        3.50%(1)
   Class B............................................      None            None           None            None            None
   Class I............................................      None            None           None            None            None
 MAXIMUM SALES CHARGE IMPOSED ON REINVESTED DIVIDENDS
 (AS A PERCENTAGE OF OFFERING PRICE)
   Class A............................................      None            None           None            None            None
   Class B............................................      None            None           None            None            None
   Class I............................................      None            None           None            None            None
 DEFERRED SALES CHARGE
   Class A............................................     None(2)        None(2)         None(2)        None(2)          None(2)
   Class B............................................    5.00%(3)        5.00%(3)       5.00%(3)        4.00%(3)        4.00%(3)
   Class I............................................      None            None           None            None            None
 REDEMPTION FEES(4)
   Class A............................................      None            None           None            None            None
   Class B............................................      None            None           None            None            None
   Class I............................................      None            None           None            None            None
 EXCHANGE FEES(5)
   Class A............................................      None            None           None            None            None
   Class B............................................      None            None           None            None            None
   Class I............................................      None            None           None            None            None
 ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE
 NET ASSETS)
 MANAGEMENT FEES (AFTER VOLUNTARY WAIVERS OR
 REIMBURSEMENT)(6)
   Class A............................................      0.10%          0.04%           0.11%          0.03%            0.10%
   Class B............................................      0.10%          0.04%           0.11%          0.03%            0.10%
   Class I............................................      0.10%          0.04%           0.11%          0.03%            0.10%
 12B-1 FEES(7)
   Class A............................................      0.25%          0.25%           0.25%          0.25%            0.25%
   Class B............................................      1.00%          1.00%           1.00%          1.00%            1.00%
   Class I............................................       0%              0%             0%              0%              0%
 OTHER EXPENSES
   Class A............................................      0.50%          0.56%           0.49%          0.62%            0.55%
   Class B............................................      0.50%          0.56%           0.49%          0.62%            0.55%
   Class I............................................      0.50%          0.56%           0.49%          0.62%            0.55%
 TOTAL FUND OPERATING EXPENSES (AFTER VOLUNTARY
 WAIVERS OR REIMBURSEMENT)(8)
   Class A............................................      0.85%          0.85%           0.85%          0.90%            0.90%
   Class B............................................      1.60%          1.60%           1.60%          1.65%            1.65%
   Class I............................................      0.60%          0.60%           0.60%          0.65%            0.65%
------------------------------------------------------------------------------------------------------------------------------------


                                                           U.S.        CORPORATE
                                                        GOVERNMENT       INCOME
                                                           FUND           FUND
--------------------------------------------------------------------------------
 SHAREHOLDER TRANSACTION EXPENSES
 MAXIMUM SALES CHARGE IMPOSED ON PURCHASES (AS A
 PERCENTAGE OF OFFERING PRICE)
   Class A............................................   4.50%(1)       4.50%(1)
   Class B............................................     None           None
   Class I............................................     None           None
 MAXIMUM SALES CHARGE IMPOSED ON REINVESTED DIVIDENDS
 (AS A PERCENTAGE OF OFFERING PRICE)
   Class A............................................     None           None
   Class B............................................     None           None
   Class I............................................     None           None
 DEFERRED SALES CHARGE
   Class A............................................   None(2)        None(2)
   Class B............................................   5.00%(3)       5.00%(3)
   Class I............................................     None           None
 REDEMPTION FEES(4)
   Class A............................................     None           None
   Class B............................................     None           None
   Class I............................................     None           None
 EXCHANGE FEES(5)
   Class A............................................     None           None
   Class B............................................     None           None
   Class I............................................     None           None
 ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE
 NET ASSETS)
 MANAGEMENT FEES (AFTER VOLUNTARY WAIVERS OR
 REIMBURSEMENT)(6)
   Class A............................................    0.27%          0.46%
   Class B............................................    0.27%          0.46%
   Class I............................................    0.27%          0.46%
 12B-1 FEES(7)
   Class A............................................    0.25%          0.25%
   Class B............................................    1.00%          1.00%
   Class I............................................      0%             0%
 OTHER EXPENSES
   Class A............................................    0.48%          0.49%
   Class B............................................    0.48%          0.49%
   Class I............................................    0.48%          0.49%
 TOTAL FUND OPERATING EXPENSES (AFTER VOLUNTARY
 WAIVERS OR REIMBURSEMENT)(8)
   Class A............................................    1.00%          1.20%
   Class B............................................    1.75%          1.95%
   Class I............................................    0.75%          0.95%
--------------------------------------------------------------------------------


(1)The initial sales charge is reduced for purchases of $50,000 and over, decreasing to zero for purchases of $1,000,000 and over for each Fund.
(2)Certain investors who purchase Non-Money Fund Class A Shares at net asset value based on a purchase amount of $1 million or more after June 30, 1995 may be subject to a 1.0% contingent deferred sales charge ("CDSC") on redemptions within one year of purchase or a 0.5% CDSC on redemptions after 1 year but within 2 years of purchase. Class A Shares purchased through a qualified 401(k) or 403(b) plan may, in certain circumstances, be subject to a CDSC of 1.0% if the shares are redeemed within two years of their initial purchase. Money Fund Class A Shares acquired through exchange from Non-Money Fund Class A Shares that were subject to a CDSC at the time of exchange may also be subject to such CDSC. SEE "INITIAL SALES CHARGE ALTERNATIVE: CLASS A SHARES" AND "APPLICATION OF CLASS A SHARES CDSCS."
(3)See "Your Account - Deferred Sales Charge Alternative: Class B Shares."
(4)A $5.00 fee may be charged for each wire transfer if shares are redeemed by wire transfer to a shareholder's pre-authorized designated bank account.

(5)Effective January 1, 1997, upon written notice to shareholders, the exchange privilege may be modified or terminated and/or the Trust may begin imposing a charge of up to $5.00 for each exchange. See "Your Account - Exchange Privileges and Restrictions."

(6)Reflects voluntary waivers of management fees by the Advisor. In the absence of such voluntary waivers, management fees would have been for each of the following Funds: Global Money Fund-0.40%*; U.S. Government Money Fund-0.40%*; California Money Fund-0.40%*; Short Term High Quality Bond Fund-0.50%; Short Term Global Government Fund-0.65%; U.S. Government Fund-0.55%*; Corporate Income Fund-0.65%; California Municipal Fund-0.55%*; Florida Insured Municipal Fund-0.55%*; California Insured Intermediate Municipal Fund-0.55%*; and National Municipal Fund-0.55%*. No management fee waivers apply to the Growth and Income, Growth, Emerging Growth and International Growth Funds. * Asterisked fees reflect the contractual agreement of the Advisor to limit the annual management fee.

(7)Of the 12b-1 fees for the Class B Shares, 0.75% represents an asset-based sales charge and 0.25% is a service charge. Due to the continuous nature of the 12b-1 fee, long-term shareholders of a Fund may pay more than the economic equivalent of the maximum front-end sales charge otherwise permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD").

                                          CALIFORNIA
                                            INSURED
  CALIFORNIA        FLORIDA INSURED      INTERMEDIATE          NATIONAL         GROWTH AND                          EMERGING
MUNICIPAL FUND      MUNICIPAL FUND      MUNICIPAL FUND      MUNICIPAL FUND      INCOME FUND      GROWTH FUND       GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
 4.50%(1)            4.50%(1)            4.50%(1)            4.50%(1)           5.75%(1)         5.75%(1)          5.75%(1)
   None                None                None                None               None             None              None
   None                None                None                None               None             None              None
   None                None                None                None               None             None              None
   None                None                None                None               None             None              None
   None                None                None                None               None             None              None
  None(2)             None(2)             None(2)             None(2)            None(2)         None(2)           None(2)
 5.00%(3)            5.00%(3)            5.00%(3)            5.00%(3)           5.00%(3)         5.00%(3)          5.00%(3)
   None                None                None                None               None             None              None
   None                None                None                None               None             None              None
   None                None                None                None               None             None              None
   None                None                None                None               None             None              None
   None                None                None                None               None             None              None
   None                None                None                None               None             None              None
   None                None                None                None               None             None              None
   0.37%               0.05%               0.22%               0.34%              0.76%           0.92%             0.87%
   0.37%               0.05%               0.22%               0.34%              0.76%           0.92%             0.87%
   0.37%               0.05%               0.22%               0.34%              0.76%           0.92%             0.87%
   0.25%               0.25%               0.25%               0.25%              0.25%           0.25%             0.25%
   1.00%               1.00%               1.00%               1.00%              1.00%           1.00%             1.00%
    0%                  0%                  0%                  0%                 0%               0%                0%
   0.48%               0.70%               0.53%               0.51%              0.57%           0.54%             0.58%
   0.48%               0.70%               0.53%               0.51%              0.57%           0.54%             0.58%
   0.48%               0.70%               0.53%               0.51%              0.57%           0.54%             0.58%
   1.10%               1.00%               1.00%               1.10%              1.58%           1.71%             1.70%
   1.85%               1.75%               1.75%               1.85%              2.33%           2.46%             2.45%
   0.85%               0.75%               0.75%               0.85%              1.33%           1.46%             1.45%
-------------------------------------------------------------------------------------------------------------------------------


     INTERNATIONAL
      GROWTH FUND
------------------
      5.75%(1)
        None
        None
        None
        None
        None
      None(2)
      5.00%(3)
        None
        None
        None
        None
        None
        None
        None
       0.83%
       0.83%
       0.83%
       0.25%
       1.00%
         0%
       0.75%
       0.75%
       0.75%
       1.83%
       2.58%
       1.58%
------------------



(8)The total fund operating expenses set forth in the foregoing table are restated to reflect anticipated management fees and other expenses (after voluntary waivers or reimbursements). Actual expenses for each Fund may vary from day to day. The Advisor and/or Administrator anticipate voluntarily waiving fees and/or bearing expenses during the current fiscal year for certain Funds that will result in total fund operating expenses as set forth in the foregoing table; they are under no obligation to continue to do so. Set forth below are total fund operating expenses absent such fee waivers and expense reimbursements. Global Money Fund, Class A-1.15%, Class B-1.90%, Class I-0.90%; U.S. Government Money Fund, Class A-1.21%, Class B-1.96%, Class I-0.96%; California Money Fund, Class A-1.14%, Class B-1.89%, Class I-0.89%; Short Term High Quality Bond Fund, Class A-1.37%, Class B-2.12%, Class I-1.12%; Short Term Global Government Fund, Class A-1.45%, Class B-2.20%, Class I-1.20%; U.S. Government Fund, Class A-1.28%, Class B-2.03%, Class I-1.03%; Corporate Income Fund, Class A-1.39%, Class B-2.14%, Class I-1.14%; California Municipal Fund, Class A-1.28%, Class B-2.03%, Class I-1.03%; Florida Insured Municipal Fund, Class A-1.50%, Class B-2.25%, Class I-1.25%; California Insured Intermediate Municipal Fund, Class A-1.33%, Class B-2.08%, Class I-1.08%; and National Municipal Fund, Class A-1.31%, Class B-2.06%, Class I-1.06%.


    Waivers of fees and reimbursement of expenses have the effect of increasing yield or improving total return for the period when such waivers and reimbursements are in effect. These amounts are not recovered by the Advisor or Administrator in later years. These fee waivers and agreements to reimburse expenses are voluntary and may be discontinued at any time. Each Fund bears its own expenses and a Fund's expenses are allocated between classes as described in the section "Breakdown of Fund Expenses."

In addition to the Class A, Class B and Class I Shares described above, the Trust offers Class S Shares for investors who open a SAM Account. CLASS S SHARES ARE DESCRIBED IN MORE DETAIL IN A SEPARATE PROSPECTUS. Class S Shares are not subject to a sales charge at the time of purchase but are subject to a CDSC that is different from the Class A shares CDSC and the Class B shares CDSC. For all Class S Shares, the CDSC applies if the shares are redeemed during the first six years after purchase and the CDSC declines from 5% during the first year of investment to zero after six years. Like Class B shares, Class S Shares pay ongoing distribution and service fees at an annual rate of .75% and .25%, respectively, of average daily net assets of the Class S Shares. Although each class of a Fund pays the same management fees and certain other expenses as the other classes of the Fund, the performance of each of the classes of a Fund may vary due to differences in sales charges and expenses. Prospective investors may call 800-222-5852 toll-free to obtain a prospectus and further information for Class S Shares.

                     SUMMARY OF SIERRA TRUST FUNDS EXPENSES

EXAMPLE:

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of time period.


                                                                             SHORT TERM    SHORT TERM
                                                     U.S.                       HIGH         GLOBAL         U.S.
                                        GLOBAL    GOVERNMENT   CALIFORNIA     QUALITY      GOVERNMENT    GOVERNMENT    CORPORATE
                                      MONEY FUND  MONEY FUND   MONEY FUND    BOND FUND        FUND          FUND      INCOME FUND
---------------------------------------------------------------------------------------------------------------------------------
 Class A(1)...........................
    1 Year                                 $9          $9           $9           $44            $44          $55           $57
    3 Years                                27          27           27            63             63           75            81
    5 Years                                47          47           47            83             83           98           108
   10 Years                               105         105          105           142            142          162           184
 Class B (Assuming a complete
   redemption at end of period)(2)....
    1 Year                                $66         $66          $66           $57            $57          $68           $70
    3 Years                                80          80           80            72             72           85            91
    5 Years                               107         107          107            90             90          115           125
   10 Years(3)                            190         190          190           195            195          206           227
 Class B (Assuming no redemption)(4)..
    1 Year                                $16         $16          $16           $17            $17          $18           $20
    3 Years                                50          50           50            52             52           55            61
    5 Years                                87          87           87            90             90           95           105
   10 Years(3)                            190         190          190           195            195          206           227
 Class I..............................
    1 Year                                 $6          $6           $6            $7             $7           $8           $10
    3 Years                                19          19           19            21             21           24            30
    5 Years                                33          33           33            36             36           42            53
   10 Years                                75          75           75            81             81           93           117
---------------------------------------------------------------------------------------------------------------------------------


(1) Assumes deduction at the time of purchase of maximum initial sales charge for funds other than Global Money, U.S. Government Money and California Money Funds.

(2) Assumes deduction of maximum applicable contingent deferred sales charge.

(3) Assumes that conversion to Class A Shares does not occur.

(4) Assumes no deduction of contingent deferred sales charge.


THESE EXAMPLES ARE NOT MEANT TO STATE ACTUAL OR EXPECTED EXPENSES OR RATES OF RETURN, WHICH MAY BE GREATER OR LESS THAN AS SHOWN. The Advisor and the Administrator may, at their discretion, terminate voluntary fee waivers and expense reimbursements at any time. Absent the waiver of fees or expense reimbursements by the Advisor and/or Administrator as described above, the amounts in the Example above would be greater. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Funds.

                        FLORIDA        CALIFORNIA
        CALIFORNIA      INSURED         INSURED         NATIONAL
        MUNICIPAL      MUNICIPAL      INTERMEDIATE      MUNICIPAL     GROWTH AND                       EMERGING       INTERNATIONAL
           FUND          FUND        MUNICIPAL FUND       FUND        INCOME FUND     GROWTH FUND     GROWTH FUND     GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------------
            $56            $55             $55              $56            $60             $62             $62             $63
             78             75              75               78             93              96              96             100
            103             98              98              103            127             134             133             140
            173            162             162              173            224             238             237             250

            $69            $68             $68              $69            $74             $75             $75             $76
             88             85              85               88            103             107             106             110
            120            115             115              120            145             151             151             157
            217            206             206              217            267             280             279             291

            $19            $18             $18              $19            $24             $25             $25             $26
             58             55              55               58             73              77              76              80
            100             95              95              100            125             131             131             137
            217            206             206              217            267             280             279             291

             $9             $8              $8               $9            $14             $15             $15             $16
             27             24              24               27             42              46              46              50
             47             42              42               47             73              80              79              86
            105             93              93              105            160             175             174             188
---------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following information, insofar as it relates to each of the respective periods ended June 30, 1996 or earlier, has been audited by Price Waterhouse LLP, independent accountants. Their unqualified report is included in the Trust's Annual Report to Shareholders (the "Annual Report"). The Financial Statements, Notes to Financial Statements



                              FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------
                                                                                                DIVIDENDS
                              NET ASSET                        NET REALIZED &                      FROM
                              VALUE AT            NET            UNREALIZED       TOTAL FROM       NET
                              BEGINNING       INVESTMENT       GAIN/(LOSS) ON     INVESTMENT    INVESTMENT
            FUND              OF PERIOD      INCOME/(LOSS)      INVESTMENTS       OPERATIONS      INCOME
----------------------------------------------------------------------------------------------------------
GLOBAL MONEY FUND
 CLASS A SHARES
   Year ended 6/30/96.......   $  1.00          $ 0.051            $0.000(19)       $0.051       $ (0.051)
   Year ended 6/30/95.......      1.00            0.049             0.000(19)        0.049         (0.049)
   Year ended 6/30/94.......      1.00            0.030             0.000(19)        0.030         (0.030)
   Year ended 6/30/93.......      1.00            0.031                 -            0.031         (0.031)
   Year ended 6/30/92.......      1.00            0.048                 -            0.048         (0.048)
   Year ended 6/30/91.......      1.00            0.073                 -            0.073         (0.073)
   Period ended
    6/30/90(1)..............      1.00            0.074                 -            0.074         (0.074)
 CLASS B SHARES
   Year ended 6/30/96.......      1.00            0.043             0.000(19)        0.043         (0.043)
   Year ended 6/30/95.......      1.00            0.042             0.000(19)        0.042         (0.042)
U.S. GOVERNMENT MONEY FUND
 CLASS A SHARES
   Year ended 6/30/96.......      1.00            0.047                 -            0.047         (0.047)
   Year ended 6/30/95.......      1.00            0.046                 -            0.046         (0.046)
   Year ended 6/30/94.......      1.00            0.027                 -            0.027         (0.027)
   Year ended 6/30/93.......      1.00            0.027                 -            0.027         (0.027)
   Year ended 6/30/92.......      1.00            0.042             0.002            0.044         (0.042)
   Year ended 6/30/91.......      1.00            0.065                 -            0.065         (0.065)
   Period ended
    6/30/90(2)..............      1.00            0.073                 -            0.073         (0.073)
 CLASS B SHARES
   Year ended 6/30/96.......      1.00            0.040                 -            0.040         (0.040)
   Year ended 6/30/95.......      1.00            0.038                 -            0.038         (0.038)
CALIFORNIA MONEY FUND
 CLASS A SHARES
   Year ended 6/30/96.......      1.00            0.029                 -            0.029         (0.029)
   Year ended 6/30/95.......      1.00            0.028                 -            0.028         (0.028)
   Year ended 6/30/94.......      1.00            0.018                 -            0.018         (0.018)
   Year ended 6/30/93.......      1.00            0.021                 -            0.021         (0.021)
   Year ended 6/30/92.......      1.00            0.033                 -            0.033         (0.033)
   Year ended 6/30/91.......      1.00            0.044                 -            0.044         (0.044)
   Period ended
    6/30/90(2)..............      1.00            0.046                 -            0.046         (0.046)
 CLASS B SHARES
   Year ended 6/30/96.......      1.00            0.022                 -            0.022         (0.022)
   Year ended 6/30/95.......      1.00            0.020                 -            0.020         (0.020)
SHORT TERM HIGH QUALITY BOND
 FUND
 CLASS A SHARES
   Year ended 6/30/96(17)...      2.35             0.15             (0.03)            0.12          (0.15)
   Year ended 6/30/95.......      2.39             0.08              0.02             0.10          (0.08)
   Period ended
    6/30/94(3)..............      2.50             0.09             (0.11)           (0.02)         (0.09)
 CLASS B SHARES
   Year ended 6/30/96(17)...      2.35             0.13             (0.03)            0.10          (0.13)
   Year ended 6/30/95.......      2.39             0.06              0.02             0.08          (0.06)
SHORT TERM GLOBAL GOVERNMENT
 FUND
 CLASS A SHARES
   Year ended 6/30/96(17)...      2.24             0.15              0.07             0.22          (0.16)
   Year ended 6/30/95.......      2.34             0.17             (0.12)            0.05          (0.02)
   Year ended 6/30/94.......      2.48             0.17             (0.14)            0.03          (0.13)
   Year ended 6/30/93.......      2.56             0.19             (0.04)            0.15          (0.20)
   Period ended
    6/30/92(4)..............      2.50             0.07              0.07             0.14          (0.08)
 CLASS B SHARES
   Year ended 6/30/96(17)...      2.24             0.13              0.07             0.20          (0.14)
   Year ended 6/30/95.......      2.34             0.15             (0.12)            0.03          (0.00)(14)
U. S. GOVERNMENT FUND
 CLASS A SHARES
   Year ended 6/30/96.......      9.67             0.67             (0.26)            0.41          (0.67)
   Year ended 6/30/95.......      9.45             0.70              0.22             0.92          (0.70)
   Year ended 6/30/94.......     10.65             0.75             (1.21)           (0.46)         (0.64)
   Year ended 6/30/93.......     10.52             0.74              0.16             0.90          (0.74)
   Year ended 6/30/92.......     10.04             0.84              0.49             1.33          (0.84)
   Year ended 6/30/91.......      9.93             0.84              0.13             0.97          (0.85)
   Period ended
    6/30/90(5)..............     10.00             0.76             (0.09)            0.67          (0.74)
 CLASS B SHARES
   Year ended 6/30/96.......      9.67             0.60             (0.26)            0.34          (0.60)
   Year ended 6/30/95.......      9.45             0.63              0.22             0.85          (0.63)
CORPORATE INCOME FUND
 CLASS A SHARES
   Year ended 6/30/96.......     10.52             0.76             (0.36)            0.40          (0.76)
   Year ended 6/30/95.......      9.87             0.68              0.78             1.46          (0.68)
   Year ended 6/30/94.......     11.33             0.80             (1.35)           (0.55)         (0.78)
   Year ended 6/30/93.......     10.52             0.84              0.84             1.68          (0.84)
   Year ended 6/30/92.......      9.87             0.91              0.64             1.55          (0.90)
   Period ended
    6/30/91(6)..............     10.00             0.81             (0.13)            0.68          (0.81)
 CLASS B SHARES
   Year ended 6/30/96.......     10.52             0.68             (0.36)            0.32          (0.68)
   Year ended 6/30/95.......      9.87             0.61              0.78             1.39          (0.61)
----------------------------------------------------------------------------------------------------------

and Report of Independent Accountants sections of the Annual Report are included in the SAI. Further information about the performance of the Funds is contained in the Annual Report. The SAI and Annual Report can be obtained at no charge by calling Shareholder Services at 800-222-5852.

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


   DISTRIBUTIONS                       DISTRIBUTIONS
     IN EXCESS       DISTRIBUTIONS       IN EXCESS                                           NET ASSET
      OF NET             FROM             OF NET         DISTRIBUTIONS                        VALUE AT
    INVESTMENT       NET REALIZED        REALIZED            FROM              TOTAL            END           TOTAL
      INCOME             GAINS             GAINS            CAPITAL        DISTRIBUTIONS     OF PERIOD      RETURN(11)
----------------------------------------------------------------------------------------------------------------------
       $   -            $(0.000)(19)       $   -             $   -            $(0.051)         $ 1.00           5.22%
           -             (0.000)(19)           -                               (0.049)           1.00           5.06
           -             (0.000)(19)           -                 -             (0.030)           1.00           3.04
           -                  -                -                 -             (0.031)           1.00           3.17
           -                  -                -                 -             (0.048)           1.00           4.95
           -                  -                -                 -             (0.073)           1.00           7.51
           -                  -                -                 -             (0.074)           1.00           7.64

           -             (0.000)(19)           -                 -             (0.043)           1.00           4.40
           -             (0.000)(19)           -                 -             (0.042)           1.00           4.29


           -                  -                -                 -             (0.047)           1.00           4.81
           -                  -                -                 -             (0.046)           1.00           4.67
           -                  -                -                 -             (0.027)           1.00           2.67
           -                  -                -                 -             (0.027)           1.00           2.70
           -             (0.002)               -                 -             (0.044)           1.00           4.45
           -                  -                -                 -             (0.065)           1.00           6.65
           -                  -                -                 -             (0.073)           1.00           7.52

           -                  -                -                 -             (0.040)           1.00           4.02
           -                  -                -                 -             (0.038)           1.00           3.91

           -                  -                -                 -             (0.029)           1.00           3.00
           -                  -                -                 -             (0.028)           1.00           2.79
           -                  -                -                 -             (0.018)           1.00           1.81
           -                  -                -                 -             (0.021)           1.00           2.07
           -                  -                -                 -             (0.033)           1.00           3.35
           -                  -                -                 -             (0.044)           1.00           4.52
           -                  -                -                 -             (0.046)           1.00           4.64

           -                  -                -                 -             (0.022)           1.00           2.22
           -                  -                -                 -             (0.020)           1.00           2.04


           -                  -                -             (0.00)(14)         (0.15)           2.32           5.05
       (0.06)                 -                -             (0.00)(14)         (0.14)           2.35           4.42
           -                  -                -                 -              (0.09)           2.39          (0.73)

           -                  -                -             (0.00)(14)         (0.13)           2.32           4.27
       (0.06)                 -                -             (0.00)(14)         (0.12)           2.35           3.64

       (0.01)(14)             -                -                 -              (0.17)           2.29          10.16
       (0.00)(14)             -            (0.01)            (0.12)             (0.15)           2.24           2.10
       (0.03)                 -            (0.01)            (0.00)(14)(16)     (0.17)           2.34           1.10
           -                  -            (0.03)                -              (0.23)           2.48           6.03
           -                  -                -                 -              (0.08)           2.56           5.34

       (0.01)                 -                -                 -              (0.15)           2.29           9.33
       (0.00)(14)             -            (0.01)            (0.12)             (0.13)           2.24           1.33


           -                  -                -                 -              (0.67)           9.41           4.34
           -                  -                -                 -              (0.70)           9.67          10.17
           -                  -            (0.10)                -              (0.74)           9.45          (4.59)
           -                  -                -             (0.03)(16)         (0.77)          10.65           8.87
           -                  -                -             (0.01)(16)         (0.85)          10.52          13.74
           -                  -                -             (0.01)(16)         (0.86)          10.04          10.14
           -                  -                -                 -              (0.74)           9.93           6.99

           -                  -                -                 -              (0.60)           9.41           3.56
           -                  -                -                 -              (0.63)           9.67           9.36


           -                  -                -             (0.00)(14)         (0.76)          10.16           3.81
       (0.09)                 -                -             (0.04)             (0.81)          10.52          15.57
       (0.01)             (0.06)           (0.06)                -              (0.91)           9.87          (5.32)
           -                  -                -             (0.03)(16)         (0.87)          11.33          16.64
           -                  -                -                 -              (0.90)          10.52          16.29
           -                  -                -                 -              (0.81)           9.87           7.31

           -                  -                -             (0.00)(14)         (0.68)          10.16           3.04
       (0.09)                 -                -             (0.04)             (0.74)          10.52          14.73
----------------------------------------------------------------------------------------------------------------------

                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------
                                                                                                           NET
                                                                                                       INVESTMENT
                                                                                                      INCOME/(LOSS)
                                                                                                        PER SHARE
                                                                                                         WITHOUT
                                                                                                      FEE WAIVERS,
                                                                                                        EXPENSES
                                                                                                        ABSORBED
                                                         RATIO OF                                      AND/OR FEES
                                                        OPERATING      RATIO OF NET                    REDUCED BY
                                         NET ASSETS      EXPENSES       INVESTMENT                       CREDITS
                                           END OF           TO          INCOME TO       PORTFOLIO      ALLOWED BY
                                         PERIOD (IN      AVERAGE         AVERAGE        TURNOVER           THE
                FUND                       000'S)       NET ASSETS      NET ASSETS        RATE        CUSTODIAN(12)
-------------------------------------------------------------------------------------------------------------------
GLOBAL MONEY FUND
 CLASS A SHARES
   Year ended 6/30/96................     $153,786         0.65%          5.04%              -%          $ 0.046
   Year ended 6/30/95................      110,012         0.54            5.08              -             0.043
   Year ended 6/30/94................       53,973         0.45            2.99              -             0.021
   Year ended 6/30/93................       48,283         0.41            3.15              -             0.022
   Year ended 6/30/92................       71,492         0.42            4.90              -             0.039
   Year ended 6/30/91................       92,334         0.30            6.99              -             0.060
   Period ended 6/30/90(1)...........       22,834         1.00(10)        7.54(10)          -             0.067
 CLASS B SHARES
   Year ended 6/30/96................          422         1.40            4.29              -             0.038
   Year ended 6/30/95................          241         1.29            4.33              -             0.036
U.S. GOVERNMENT MONEY FUND
 CLASS A SHARES
   Year ended 6/30/96................       39,031         0.85            4.70              -             0.043
   Year ended 6/30/95................       47,492         0.85            4.63              -             0.042
   Year ended 6/30/94................       30,180         0.85            2.68              -             0.022
   Year ended 6/30/93................       36,802         0.85            2.69              -             0.022
   Year ended 6/30/92................       44,233         0.85            4.43              -             0.037
   Year ended 6/30/91................       62,473         0.86            6.54              -             0.058
   Period ended 6/30/90(2)...........       94,789         1.00(10)        7.52(10)          -             0.067
 CLASS B SHARES
   Year ended 6/30/96................          112         1.60            3.95              -             0.036
   Year ended 6/30/95................          123         1.60            3.88              -             0.034
CALIFORNIA MONEY FUND
 CLASS A SHARES
   Year ended 6/30/96................       51,211         0.85            2.94              -             0.026
   Year ended 6/30/95................       48,836         0.85            2.73              -             0.025
   Year ended 6/30/94................       62,500         0.85            1.80              -             0.014
   Year ended 6/30/93................       68,404         0.85            2.06              -             0.016
   Year ended 6/30/92................       94,607         0.85            3.31              -             0.029
   Year ended 6/30/91................      113,392         0.83            4.48              -             0.037
   Period ended 6/30/90(2)...........      147,487         1.00(10)        5.07(10)          -             0.040
 CLASS B SHARES
   Year ended 6/30/96................          147         1.60            2.19              -             0.019
   Year ended 6/30/95................           79         1.60            1.98              -             0.017
SHORT TERM HIGH QUALITY BOND FUND
 CLASS A SHARES
   Year ended 6/30/96(17)............       32,440         0.75            6.22            225              0.13
   Year ended 6/30/95................       43,811         0.75            6.10            137              0.07
   Period ended 6/30/94(3)...........       21,771         0.00(10)        5.70(10)         95              0.06
 CLASS B SHARES
   Year ended 6/30/96(17)............        3,437         1.50            5.47            225              0.11
   Year ended 6/30/95................        3,015         1.50            5.35            137              0.05
SHORT TERM GLOBAL GOVERNMENT FUND
 CLASS A SHARES
   Year ended 6/30/96(17)............       65,726         0.85            6.75             87              0.14
   Year ended 6/30/95................      103,986         0.85            7.22            217              0.16
   Year ended 6/30/94................      220,824         0.85            6.87            222              0.16
   Year ended 6/30/93................      215,348         0.73            7.67            294              0.17
   Period ended 6/30/92(4)...........      106,609         0.41(10)        8.65(10)         81              0.06
 CLASS B SHARES
   Year ended 6/30/96(17)............        1,594         1.60            6.00             87              0.12
   Year ended 6/30/95................        1,297         1.60            6.47            217              0.14
U. S. GOVERNMENT FUND
 CLASS A SHARES
   Year ended 6/30/96................      423,282         0.70(18)        7.34            356              0.62
   Year ended 6/30/95................      459,968         0.95(18)        7.58            226              0.66
   Year ended 6/30/94................      666,566         1.05(18)        7.26             27              0.72
   Year ended 6/30/93................      842,277         0.91(18)        6.98             67              0.70
   Year ended 6/30/92................      504,776         0.72(18)        7.67             35              0.77
   Year ended 6/30/91................      166,920         1.12(18)        8.32             54              0.79
   Period ended 6/30/90(5)...........       31,430         1.13(10)(18)    8.50(10)         13              0.69
 CLASS B SHARES
   Year ended 6/30/96................       23,668         1.45            6.59            356              0.55
   Year ended 6/30/95................       10,646         1.70(18)        6.83            226              0.59
CORPORATE INCOME FUND
 CLASS A SHARES
   Year ended 6/30/96................      298,518         0.95            7.23             25              0.72
   Year ended 6/30/95................      383,642         0.90            8.26             55              0.64
   Year ended 6/30/94................      472,519         1.35            7.19             30              0.80
   Year ended 6/30/93................      396,357         1.24            7.67             37              0.82
   Year ended 6/30/92................      169,682         0.97            8.29              8              0.85
   Period ended 6/30/91(6)...........       35,478         1.21(10)        9.01(10)         31              0.76
 CLASS B SHARES
   Year ended 6/30/96................       24,606         1.70            6.48             25              0.64
   Year ended 6/30/95................       15,145         1.65            7.51             55              0.57


------------------------------------------------------------------------------
                                           RATIO OF        RATIO OF OPERATING
                                           OPERATING          EXPENSES TO
                                           EXPENSES        AVERAGE NET ASSETS
                                          TO AVERAGE            WITHOUT
                                          NET ASSETS          FEE WAIVERS,
                                           WITHOUT          EXPENSES ABSORBED
                                         FEES REDUCED             AND/OR
                                          BY CREDITS           FEES REDUCED
                                           ALLOWED              BY CREDITS
                                            BY THE            ALLOWED BY THE
        FUND                            CUSTODIAN(21)       CUSTODIAN(13)(21)
------------------------------------------------------------------------------

GLOBAL MONEY FUND
 CLASS A SHARES
   Year ended 6/30/96................       0.65%                 1.15%
   Year ended 6/30/95................        N/A                  1.18
   Year ended 6/30/94................        N/A                  1.35
   Year ended 6/30/93................        N/A                  1.32
   Year ended 6/30/92................        N/A                  1.34
   Year ended 6/30/91................        N/A                  1.51
   Period ended 6/30/90(1)...........        N/A                  1.74(10)
 CLASS B SHARES
   Year ended 6/30/96................       1.40                  1.90
   Year ended 6/30/95................        N/A                  1.93
U.S. GOVERNMENT MONEY FUND
 CLASS A SHARES
   Year ended 6/30/96................       0.85                  1.22
   Year ended 6/30/95................        N/A                  1.25
   Year ended 6/30/94................        N/A                  1.32
   Year ended 6/30/93................        N/A                  1.34
   Year ended 6/30/92................        N/A                  1.35
   Year ended 6/30/91................        N/A                  1.52
   Period ended 6/30/90(2)...........        N/A                  1.64(10)
 CLASS B SHARES
   Year ended 6/30/96................       1.60                  1.97
   Year ended 6/30/95................        N/A                  2.00
CALIFORNIA MONEY FUND
 CLASS A SHARES
   Year ended 6/30/96................        N/A                  1.14
   Year ended 6/30/95................        N/A                  1.15
   Year ended 6/30/94................        N/A                  1.27
   Year ended 6/30/93................        N/A                  1.29
   Year ended 6/30/92................        N/A                  1.28
   Year ended 6/30/91................        N/A                  1.48
   Period ended 6/30/90(2)...........        N/A                  1.64(10)
 CLASS B SHARES
   Year ended 6/30/96................        N/A                  1.89
   Year ended 6/30/95................        N/A                  1.90
SHORT TERM HIGH QUALITY BOND FUND
 CLASS A SHARES
   Year ended 6/30/96(17)............       0.75                  1.42
   Year ended 6/30/95................        N/A                  1.39
   Period ended 6/30/94(3)...........        N/A                  1.61(10)
 CLASS B SHARES
   Year ended 6/30/96(17)............       1.50                  2.17
   Year ended 6/30/95................        N/A                  2.14
SHORT TERM GLOBAL GOVERNMENT FUND
 CLASS A SHARES
   Year ended 6/30/96(17)............       0.85                  1.47
   Year ended 6/30/95................        N/A                  1.44
   Year ended 6/30/94................        N/A                  1.52
   Year ended 6/30/93................        N/A                  1.55
   Period ended 6/30/92(4)...........        N/A                  1.92(10)
 CLASS B SHARES
   Year ended 6/30/96(17)............       1.60                  2.22
   Year ended 6/30/95................        N/A                  2.19
U. S. GOVERNMENT FUND
 CLASS A SHARES
   Year ended 6/30/96................       0.71                  1.45
   Year ended 6/30/95................        N/A                  1.59
   Year ended 6/30/94................        N/A                  1.34
   Year ended 6/30/93................        N/A                  1.34
   Year ended 6/30/92................        N/A                  1.39
   Year ended 6/30/91................                             1.57
   Period ended 6/30/90(5)...........                             1.89(10)
 CLASS B SHARES
   Year ended 6/30/96................       1.46                  2.20
   Year ended 6/30/95................        N/A                  2.34
CORPORATE INCOME FUND
 CLASS A SHARES
   Year ended 6/30/96................       0.95                  1.38
   Year ended 6/30/95................        N/A                  1.40
   Year ended 6/30/94................        N/A                  1.42
   Year ended 6/30/93................        N/A                  1.42
   Year ended 6/30/92................        N/A                  1.48
   Period ended 6/30/91(6)...........                             1.78(10)
 CLASS B SHARES
   Year ended 6/30/96................       1.70                  2.13
   Year ended 6/30/95................        N/A                  2.15
------------------------------------------------------------------------------

                                     FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             NET REALIZED
                                                                                                                  &
                                                                       NET ASSETS                             UNREALIZED
                                                                        VALUE AT             NET             GAIN/(LOSS)
                                                                       BEGINNING          INVESTMENT              ON
                                FUND                                   OF PERIOD          INCOME/(LOSS)      INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL FUND
 CLASS A SHARES
   Year ended 6/30/96(17)...........................................     $10.53             $ 0.60              $ 0.07
   Year ended 6/30/95...............................................      10.38               0.61                0.15
   Year ended 6/30/94...............................................      11.22               0.61               (0.82)
   Year ended 6/30/93...............................................      10.45               0.62                0.77
   Year ended 6/30/92...............................................      10.07               0.65                0.38
   Year ended 6/30/91...............................................      10.01               0.63                0.06
   Period ended 6/30/90(5)..........................................      10.00               0.57                0.01
 CLASS B SHARES
   Year ended 6/30/96(17)...........................................      10.53               0.51                0.07
   Year ended 6/30/95...............................................      10.38               0.53                0.15
FLORIDA INSURED MUNICIPAL FUND
 CLASS A SHARES
   Year ended 6/30/96...............................................       9.43               0.50                0.21
   Year ended 6/30/95...............................................       9.40               0.52                0.03(15)
   Year ended 6/30/94...............................................      10.05               0.52                0.65
   Period ended 6/30/93(7)..........................................      10.00               0.00(14)            0.05
 CLASS B SHARES
   Year ended 6/30/96...............................................       9.43               0.42                0.21
   Year ended 6/30/95...............................................       9.40               0.45                0.03(15)
CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND
 CLASS A SHARES
   Year ended 6/30/96...............................................      10.45               0.49                0.15
   Year ended 6/30/95...............................................      10.10               0.50                0.35
   Year ended 6/30/94(8)............................................      10.00               0.11                0.11(15)
 CLASS B SHARES
   Year ended 6/30/96...............................................      10.45               0.41                0.15
   Year ended 6/30/95...............................................      10.10               0.43                0.35
NATIONAL MUNICIPAL FUND
 CLASS A SHARES
   Year ended 6/30/96...............................................      10.76               0.61                0.07
   Year ended 6/30/95...............................................      10.85               0.64                0.01(15)
   Year ended 6/30/94...............................................      11.65               0.65               (0.73)
   Year ended 6/30/93...............................................      10.96               0.67                0.75
   Year ended 6/30/92...............................................      10.16               0.72                0.79
   Period ended 6/30/91(6)..........................................      10.00               0.64                0.16
 CLASS B SHARES
   Year ended 6/30/96...............................................      10.76               0.53                0.07
   Year ended 6/30/95...............................................      10.85               0.56                0.01(15)
GROWTH AND INCOME FUND
 CLASS A SHARES
   Year ended 6/30/96(17)...........................................      12.58               0.08                2.51
   Year ended 6/30/95...............................................      11.30               0.13                2.04
   Year ended 6/30/94...............................................      12.09               0.12                0.72
   Year ended 6/30/93...............................................      11.25               0.12                0.91
   Year ended 6/30/92...............................................      10.51               0.17                0.74
   Year ended 6/30/91...............................................      10.12               0.23                0.43
   Period ended 6/30/90(5)..........................................      10.00               0.24                0.07
 CLASS B SHARES
   Year ended 6/30/96(17)...........................................      12.55              (0.02)               2.50
   Year ended 6/30/95...............................................      11.30               0.05                2.04
GROWTH FUND
 CLASS A SHARES
   Year ended 6/30/96(17)...........................................      14.18              (0.07)               3.47
   Year ended 6/30/95(17)...........................................      10.73               0.05                3.42
   Year ended 6/30/94...............................................      10.72              (0.02)               0.03(15)
   Period ended 6/30/93(9)..........................................      10.00               0.00(14)            0.72
 CLASS B SHARES
   Year ended 6/30/96(17)...........................................      14.10              (0.19)               3.45
   Year ended 6/30/95(17)...........................................      10.73              (0.04)               3.42
EMERGING GROWTH FUND
 CLASS A SHARES
   Year ended 6/30/96(17)...........................................      15.47              (0.19)               5.65
   Year ended 6/30/95(17)...........................................      13.02              (0.00)(14)           2.77
   Year ended 6/30/94...............................................      13.76              (0.09)               0.68
   Year ended 6/30/93...............................................      11.67              (0.02)               2.31
   Year ended 6/30/92(17)...........................................       9.62              (0.01)               2.16
   Period ended 6/30/91(6)..........................................      10.00               0.09               (0.40)
 CLASS B SHARES
   Year ended 6/30/96(17)...........................................      15.37              (0.32)               5.59
   Year ended 6/30/95(17)...........................................      13.02              (0.10)               2.77
INTERNATIONAL GROWTH FUND
 CLASS A SHARES
   Year ended 6/30/96(17)...........................................       9.78               0.05                1.21
   Year ended 6/30/95(17)...........................................      10.74              (0.11)(20)          (0.31)
   Year ended 6/30/94...............................................       9.80               0.06                1.15
   Year ended 6/30/93...............................................       8.82               0.07                0.94
   Year ended 6/30/92...............................................       8.27               0.05                0.55
   Period ended 6/30/91(6)..........................................      10.00               0.02               (1.75)
 CLASS B SHARES
   Year ended 6/30/96(17)...........................................       9.73              (0.03)               1.21
   Year ended 6/30/95(17)...........................................      10.74              (0.17)(20)          (0.31)

                                     FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------------
                                                                                        DIVIDENDS
                                                                       TOTAL              FROM
                                                                       FROM                NET
                                                                     INVESTMENT         INVESTMENT
                                                                     OPERATIONS           INCOME
                                FUND
-------------------------------------------------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL FUND
 CLASS A SHARES
   Year ended 6/30/96(17)...........................................   $  0.67              $(0.60)
   Year ended 6/30/95...............................................      0.76               (0.61)
   Year ended 6/30/94...............................................     (0.21)              (0.61)
   Year ended 6/30/93...............................................      1.39               (0.62)
   Year ended 6/30/92...............................................      1.03               (0.65)
   Year ended 6/30/91...............................................      0.69               (0.63)
   Period ended 6/30/90(5)..........................................      0.58               (0.57)
 CLASS B SHARES
   Year ended 6/30/96(17)...........................................      0.58               (0.51)
   Year ended 6/30/95...............................................      0.68               (0.53)
FLORIDA INSURED MUNICIPAL FUND
 CLASS A SHARES
   Year ended 6/30/96...............................................      0.71               (0.50)
   Year ended 6/30/95...............................................      0.55               (0.52)
   Year ended 6/30/94...............................................     (0.13)              (0.52)
   Period ended 6/30/93(7)..........................................      0.05                   -
 CLASS B SHARES
   Year ended 6/30/96...............................................      0.63               (0.42)
   Year ended 6/30/95...............................................      0.48               (0.45)
CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND
 CLASS A SHARES
   Year ended 6/30/96...............................................      0.64               (0.49)
   Year ended 6/30/95...............................................      0.85               (0.50)
   Year ended 6/30/94(8)............................................      0.22               (0.11)
 CLASS B SHARES
   Year ended 6/30/96...............................................      0.56               (0.41)
   Year ended 6/30/95...............................................      0.78               (0.43)
NATIONAL MUNICIPAL FUND
 CLASS A SHARES
   Year ended 6/30/96...............................................      0.68               (0.61)
   Year ended 6/30/95...............................................      0.65               (0.64)
   Year ended 6/30/94...............................................     (0.08)              (0.65)
   Year ended 6/30/93...............................................      1.42               (0.67)
   Year ended 6/30/92...............................................      1.51               (0.71)
   Period ended 6/30/91(6)..........................................      0.80               (0.64)
 CLASS B SHARES
   Year ended 6/30/96...............................................      0.60               (0.53)
   Year ended 6/30/95...............................................      0.57               (0.56)
GROWTH AND INCOME FUND
 CLASS A SHARES
   Year ended 6/30/96(17)...........................................      2.59               (0.08)
   Year ended 6/30/95...............................................      2.17               (0.12)
   Year ended 6/30/94...............................................      0.84               (0.12)
   Year ended 6/30/93...............................................      1.03               (0.12)
   Year ended 6/30/92...............................................      0.91               (0.17)
   Year ended 6/30/91...............................................      0.66               (0.27)
   Period ended 6/30/90(5)..........................................      0.31               (0.19)
 CLASS B SHARES
   Year ended 6/30/96(17)...........................................      2.48               (0.01)
   Year ended 6/30/95...............................................      2.09               (0.07)
GROWTH FUND
 CLASS A SHARES
   Year ended 6/30/96(17)...........................................      3.40                   -
   Year ended 6/30/95(17)...........................................      3.47               (0.02)
   Year ended 6/30/94...............................................      0.01                   -
   Period ended 6/30/93(9)..........................................      0.72                   -
 CLASS B SHARES
   Year ended 6/30/96(17)...........................................      3.26                   -
   Year ended 6/30/95(17)...........................................      3.38               (0.01)
EMERGING GROWTH FUND
 CLASS A SHARES
   Year ended 6/30/96(17)...........................................      5.46                   -
   Year ended 6/30/95(17)...........................................      2.77                   -
   Year ended 6/30/94...............................................      0.59                   -
   Year ended 6/30/93...............................................      2.29                   -
   Year ended 6/30/92(17)...........................................      2.15               (0.01)
   Period ended 6/30/91(6)..........................................     (0.31)              (0.07)
 CLASS B SHARES
   Year ended 6/30/96(17)...........................................      5.27                   -
   Year ended 6/30/95(17)...........................................      2.67                   -
INTERNATIONAL GROWTH FUND
 CLASS A SHARES
   Year ended 6/30/96(17)...........................................      1.26               (0.05)
   Year ended 6/30/95(17)...........................................     (0.42)              (0.04)
   Year ended 6/30/94...............................................      1.21               (0.02)
   Year ended 6/30/93...............................................      1.01               (0.03)
   Year ended 6/30/92...............................................      0.60               (0.05)
   Period ended 6/30/91(6)..........................................     (1.73)                  -
 CLASS B SHARES
   Year ended 6/30/96(17)...........................................      1.18               (0.02)
   Year ended 6/30/95(17)...........................................     (0.48)              (0.03)


--------------------------------------------------------------------------------

                                         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                                                   DISTRIBUTIONS
                                                   IN EXCESS OF          DISTRIBUTIONS         DISTRIBUTIONS
                                                        NET                FROM NET            IN EXCESS OF        DISTRIBUTIONS
                                                    INVESTMENT             REALIZED            NET REALIZED            FROM
                       FUND                           INCOME                 GAINS                 GAINS              CAPITAL
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL FUND
 CLASS A SHARES
   Year ended 6/30/96(17).........................     $     -             $       -             $       -           $       -
   Year ended 6/30/95.............................           -                 (0.00)(14)                -                   -
   Year ended 6/30/94.............................       (0.00)(14)                -                 (0.02)                  -
   Year ended 6/30/93.............................           -                     -                     -                   -
   Year ended 6/30/92.............................           -                     -                     -                   -
   Year ended 6/30/91.............................           -                     -                     -                   -
   Period ended 6/30/90(5)........................           -                     -                     -                   -
 CLASS B SHARES
   Year ended 6/30/96(17).........................           -                     -                     -                   -
   Year ended 6/30/95.............................           -                 (0.00)(14)                -                   -
FLORIDA INSURED MUNICIPAL FUND
 CLASS A SHARES
   Year ended 6/30/96.............................           -                     -                     -                   -
   Year ended 6/30/95.............................           -                     -                     -                   -
   Year ended 6/30/94.............................       (0.00)(14)                -                 (0.00)(14)              -
   Period ended 6/30/93(7)........................           -                     -                     -                   -
 CLASS B SHARES
   Year ended 6/30/96.............................           -                     -                     -                   -
   Year ended 6/30/95.............................           -                     -                     -                   -
CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND
 CLASS A SHARES
   Year ended 6/30/96.............................           -                 (0.04)                    -                   -
   Year ended 6/30/95.............................           -                     -                     -                   -
   Period ended 6/30/94(8)........................           -                 (0.01)                    -                   -
 CLASS B SHARES
   Year ended 6/30/96.............................           -                 (0.04)                    -                   -
   Year ended 6/30/95.............................           -                     -                     -                   -
NATIONAL MUNICIPAL FUND
 CLASS A SHARES
   Year ended 6/30/96.............................           -                     -                     -                   -
   Year ended 6/30/95.............................           -                 (0.01)                (0.09)                  -
   Year ended 6/30/94.............................       (0.00)(14)            (0.07)                    -                   -
   Year ended 6/30/93.............................           -                 (0.06)                    -                   -
   Year ended 6/30/92.............................           -                     -                     -                   -
   Period ended 6/30/91(6)........................           -                     -                     -                   -
 CLASS B SHARES
   Year ended 6/30/96.............................           -                     -                     -                   -
   Year ended 6/30/95.............................           -                 (0.01)                (0.09)                  -
GROWTH AND INCOME FUND
 CLASS A SHARES
   Year ended 6/30/96(17).........................           -                 (0.99)                    -                   -
   Year ended 6/30/95.............................           -                 (0.77)                    -                   -
   Year ended 6/30/94.............................           -                 (1.51)                    -                   -
   Year ended 6/30/93.............................           -                 (0.07)                    -                   -
   Year ended 6/30/92.............................           -                     -                     -                   -
   Year ended 6/30/91.............................           -                     -                     -                   -
   Period ended 6/30/90(5)........................           -                     -                     -                   -
 CLASS B SHARES
   Year ended 6/30/96(17).........................           -                 (0.99)                    -                   -
   Year ended 6/30/95.............................           -                 (0.77)                    -                   -
GROWTH FUND
 CLASS A SHARES
   Year ended 6/30/96(17).........................           -                 (1.89)                    -                   -
   Year ended 6/30/95(17).........................           -                 (0.00)(14)                -                   -
   Year ended 6/30/94.............................           -                     -                     -                   -
   Period ended 6/30/93(9)........................           -                     -                     -                   -
 CLASS B SHARES
   Year ended 6/30/96(17).........................           -                 (1.89)                    -                   -
   Year ended 6/30/95(17).........................           -                 (0.00)(14)                -                   -
EMERGING GROWTH FUND
 CLASS A SHARES
   Year ended 6/30/96(17).........................           -                 (0.76)                    -                   -
   Year ended 6/30/95(17).........................           -                 (0.32)                    -                   -
   Year ended 6/30/94.............................           -                 (1.33)                    -                   -
   Year ended 6/30/93.............................           -                 (0.20)                    -                   -
   Year ended 6/30/92(17).........................           -                 (0.08)                    -               (0.01)(16)
   Period ended 6/30/91(6)........................           -                     -                     -                   -
 CLASS B SHARES
   Year ended 6/30/96(17).........................           -                 (0.76)                    -                   -
   Year ended 6/30/95(17).........................           -                 (0.32)                    -                   -
INTERNATIONAL GROWTH FUND
 CLASS A SHARES
 Year ended 6/30/96(17)...........................       (0.04)                (0.46)                    -                   -
   Year ended 6/30/95(17).........................           -                 (0.44)                (0.06)                  -
   Year ended 6/30/94.............................           -                 (0.25)                    -                   -
   Year ended 6/30/93.............................           -                     -                     -                   -
   Year ended 6/30/92.............................           -                     -                     -                   -
   Period ended 6/30/91(6)........................           -                     -                     -                   -
 CLASS B SHARES...................................
   Year ended 6/30/96(17).........................       (0.04)                (0.46)                    -                   -
   Year ended 6/30/95(17).........................           -                 (0.44)                (0.06)                  -
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                             NET ASSET
                                                                             VALUE AT
                                                            TOTAL             END OF
                       FUND                             DISTRIBUTIONS         PERIOD
--------------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL FUND
 CLASS A SHARES
   Year ended 6/30/96(17).........................     $   (0.60)          $   10.60
   Year ended 6/30/95.............................         (0.61)              10.53
   Year ended 6/30/94.............................         (0.63)              10.38
   Year ended 6/30/93.............................         (0.62)              11.22
   Year ended 6/30/92.............................         (0.65)              10.45
   Year ended 6/30/91.............................         (0.63)              10.07
   Period ended 6/30/90(5)........................         (0.57)              10.01
 CLASS B SHARES
   Year ended 6/30/96(17).........................         (0.51)              10.60
   Year ended 6/30/95.............................         (0.53)              10.53
FLORIDA INSURED MUNICIPAL FUND
 CLASS A SHARES
   Year ended 6/30/96.............................         (0.50)               9.64
   Year ended 6/30/95.............................         (0.52)               9.43
   Year ended 6/30/94.............................         (0.52)               9.40
   Period ended 6/30/93(7)........................             -               10.05
 CLASS B SHARES
   Year ended 6/30/96.............................         (0.42)               9.64
   Year ended 6/30/95.............................         (0.45)               9.43
CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND
 CLASS A SHARES
   Year ended 6/30/96.............................         (0.53)              10.56
   Year ended 6/30/95.............................         (0.50)              10.45
   Period ended 6/30/94(8)........................         (0.12)              10.10
 CLASS B SHARES
   Year ended 6/30/96.............................         (0.45)              10.56
   Year ended 6/30/95.............................         (0.43)              10.45
NATIONAL MUNICIPAL FUND
 CLASS A SHARES
   Year ended 6/30/96.............................         (0.61)              10.83
   Year ended 6/30/95.............................         (0.74)              10.76
   Year ended 6/30/94.............................         (0.72)              10.85
   Year ended 6/30/93.............................         (0.73)              11.65
   Year ended 6/30/92.............................         (0.71)              10.96
   Period ended 6/30/91(6)........................         (0.64)              10.16
 CLASS B SHARES
   Year ended 6/30/96.............................         (0.53)              10.83
   Year ended 6/30/95.............................         (0.66)              10.76
GROWTH AND INCOME FUND
 CLASS A SHARES
   Year ended 6/30/96(17).........................         (1.07)              14.10
   Year ended 6/30/95.............................         (0.89)              12.58
   Year ended 6/30/94.............................         (1.63)              11.30
   Year ended 6/30/93.............................         (0.19)              12.09
   Year ended 6/30/92.............................         (0.17)              11.25
   Year ended 6/30/91.............................         (0.27)              10.51
   Period ended 6/30/90(5)........................         (0.19)              10.12
 CLASS B SHARES
   Year ended 6/30/96(17).........................         (1.00)              14.03
   Year ended 6/30/95.............................         (0.84)              12.55
GROWTH FUND
 CLASS A SHARES
   Year ended 6/30/96(17).........................         (1.89)              15.69
   Year ended 6/30/95(17).........................         (0.02)              14.18
   Year ended 6/30/94.............................             -               10.73
   Period ended 6/30/93(9)........................             -               10.72
 CLASS B SHARES
   Year ended 6/30/96(17).........................         (1.89)              15.47
   Year ended 6/30/95(17).........................         (0.01)              14.10
EMERGING GROWTH FUND
 CLASS A SHARES
   Year ended 6/30/96(17).........................         (0.76)              20.17
   Year ended 6/30/95(17).........................         (0.32)              15.47
   Year ended 6/30/94.............................         (1.33)              13.02
   Year ended 6/30/93.............................         (0.20)              13.76
   Year ended 6/30/92(17).........................         (0.10)              11.67
   Period ended 6/30/91(6)........................         (0.07)               9.62
   Year ended 6/30/96(17).........................         (0.76)              19.88
   Year ended 6/30/95(17).........................         (0.32)              15.37
INTERNATIONAL GROWTH FUND
 CLASS A SHARES
 Year ended 6/30/96(17)...........................         (0.55)              10.49
   Year ended 6/30/95(17).........................         (0.54)               9.78
   Year ended 6/30/94.............................         (0.27)              10.74
   Year ended 6/30/93.............................         (0.03)               9.80
   Year ended 6/30/92.............................         (0.05)               8.82
   Period ended 6/30/91(6)........................             -                8.27
 CLASS B SHARES...................................
   Year ended 6/30/96(17).........................         (0.52)              10.39
   Year ended 6/30/95(17).........................         (0.53)               9.73
--------------------------------------------------

                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------
                                                                                 NET INVESTMENT           RATIO OF
                                                                                INCOME/(LOSS) PER         OPERATING
                                                                                SHARE WITHOUT FEE        EXPENSES TO
                                                                                    WAIVERS,             AVERAGE NET
                                RATIO OF       RATIO OF NET                         EXPENSES           ASSETS WITHOUT
                NET ASSETS      OPERATING       INVESTMENT                       ABSORBED AND/OR       FEES REDUCED BY
    TOTAL         END OF       EXPENSES TO      INCOME TO        PORTFOLIO       FEES REDUCED BY       CREDITS ALLOWED
    RETURN        PERIOD       AVERAGE NET     AVERAGE NET       TURNOVER        CREDITS ALLOWED      BY THE CUSTODIAN
     (11)       (IN 000'S)       ASSETS           ASSETS           RATE         BY CUSTODIAN (12)           (21)
-----------------------------------------------------------------------------------------------------------------------
       6.40%    $ 372,177          0.94%            5.56%              17%           $  0.56                 0.94%
       7.57       405,967          0.85             5.89               22               0.56                  N/A
      (2.19)      509,233          0.79             5.45               50               0.54                  N/A
      13.84       511,364          0.80             5.74               41               0.56                  N/A
      10.56       309,146          0.94             6.08               29               0.60                  N/A
       7.16       202,595          1.05             6.30               16               0.58                  N/A
       5.99        92,972          1.01(10)         6.26(10)           38               0.49                  N/A

       5.61        20,543          1.69             4.81               17               0.47                 1.69
       6.78         7,230          1.60             5.14               22               0.48                  N/A


       7.56        29,821          0.63             5.08               52               0.42                 0.66
       6.01        33,714          0.39             5.53               44               0.42                  N/A
      (1.50)       38,541          0.00             5.09               83               0.36                  N/A
       0.50         4,837          0.00(10)         0.48(10)            0              (0.02)                 N/A

       6.76         5,428          1.38             4.33               52               0.34                 1.41
       5.23         3,330          1.14             4.78               44               0.35                  N/A


       6.25        54,518          0.73             4.62               27               0.42                 0.75
       8.71        54,507          0.42             4.95               13               0.40                  N/A
       2.20        34,147          0.00(10)         4.25(10)           17               0.06                  N/A

       5.46        20,948          1.48             3.87               27               0.34                 1.50
       7.90        12,391          1.17             4.20               13               0.33                  N/A


       6.41       233,359          1.04             5.58               25               0.58                 1.04
       6.32       269,033          0.83             5.97               23               0.59                  N/A
      (0.90)      354,501          0.87             5.60               44               0.59                  N/A
      13.41       390,187          0.86             5.89               83               0.61                  N/A
      15.42       226,984          0.64             6.34               61               0.63                  N/A
       8.27        44,915          0.55(10)         6.84(10)           81               0.53                  N/A

       5.62         6,800          1.79             4.83               25               0.50                 1.79
       5.54         4,786          1.58             5.22               23               0.51                  N/A


      21.36       183,084          1.54             0.60               90               0.08                 1.54
      20.47       170,177          1.56             1.11               72               0.13                  N/A
       6.67       125,249          1.50             1.04              127               0.11                  N/A
       9.20        97,873          1.46             1.01               47               0.12                  N/A
       8.65        83,825          1.50             1.51               16               0.16                  N/A
       6.70        33,930          1.52             2.48               19               0.21                  N/A
       3.17        20,964          1.37(10)         3.21(10)           16               0.19                  N/A

      20.53        23,924          2.29            (0.15)              90              (0.02)                2.29
      19.67         6,918          2.31             0.36               72               0.05                  N/A


      25.44       179,720          1.70            (0.49)             205              (0.07)                1.71
      32.33       154,763          1.76             0.28              233               0.05                  N/A
       0.00       126,808          1.75            (0.35)             227              (0.02)                 N/A
       7.30        23,323          1.44(10)        (0.63)(10)          13              (0.01)                 N/A

      24.54        25,067          2.45            (1.24)             205              (0.19)                2.46
      31.46         6,928          2.51            (0.47)             233              (0.04)                 N/A


      35.93       283,747          1.64            (1.02)             131              (0.19)                1.65
      21.54       185,722          1.68            (0.31)             181              (0.00)(14)             N/A
       3.40       124,941          1.66            (0.68)             224              (0.09)                 N/A
      19.75        96,646          1.59            (0.32)              28              (0.02)                 N/A
      22.47        27,652          1.93            (0.04)              60              (0.01)                 N/A
      (2.95)        8,490          1.84(10)         1.10(10)           17               0.07                  N/A

      34.93        28,920          2.39            (1.77)             131              (0.32)                2.40
      20.69        10,208          2.43            (1.06)             181              (0.10)                 N/A


      13.16       116,254          1.77             0.46              125               0.05                 1.77
      (4.01)       91,763          1.69             0.62               81              (0.11)                 N/A
      12.39       127,764          1.69             0.54               44               0.06                  N/A
      11.51        56,962          1.80             1.07               63               0.07                  N/A
       7.28        24,479          2.25             0.69               66               0.04                  N/A
     (17.30)       11,647          2.24(10)         0.51(10)           45               0.01                  N/A

      12.34         4,447          2.52            (0.29)            1.25              (0.03)                2.52
      (4.61)        2,268          2.44            (0.13)              81              (0.17)                 N/A
-----------------------------------------------------------------------------------------------------------------------

                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------
      RATIO OF OPERATING
          EXPENSES TO
          AVERAGE NET
        ASSETS WITHOUT
          FEE WAIVERS,
       EXPENSES ABSORBED
          AND/OR FEES
      REDUCED BY CREDITS
          ALLOWED BY
       CUSTODIAN(13)(21)
-----------------------------------------------------------------------------------------------------------------------
             1.29%
             1.29
             1.39
             1.41
             1.40
             1.60
             1.84(10)

             2.04
             2.04


             1.46
             1.51
             1.55
             5.59(10)

             2.21
             2.26


             1.39
             1.41
             1.95(10)

             2.14
             2.16


             1.29
             1.30
             1.36
             1.37
             1.40
             1.68(10)

             2.04
             2.05


             1.54
             1.56
             1.59
             1.46
             1.55
             1.78
             2.01(10)

             2.29
             2.31


             1.71
             1.76
             1.75
             2.52(10)

             2.46
             2.51


             1.65
             1.68
             1.66
             1.59
             1.93
             2.11(10)

             2.40
             2.43


             1.77
             1.69
             1.69
             1.80
             2.29
             2.47(10)

             2.52
             2.44
-----------------------------------------------------------------------------------------------------------------------


 (1) The Fund commenced operations on July 13, 1989.*

 (2) The Funds commenced operations on July 10, 1989.*

 (3) The Fund commenced operations on November 1, 1993.*

 (4) The Fund commenced operations on February 11, 1992.*

 (5) The Funds commenced operations on July 25, 1989.*

 (6) The Funds commenced operations on July 18, 1990.*

 (7) The Fund commenced operations on June 7, 1993.*

 (8) The Fund commenced operations on April 4, 1994.*

 (9) The Fund commenced operations on April 5, 1993.*

     * On July 1, 1994, the Funds commenced selling Class B and Class S shares in addition to Class A shares. Those shares in existence prior to July 1, 1994 were designated Class A shares.

(10) Annualized.


(11)Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived and/or expenses had not been absorbed by investment advisor, administrator and/or distributor or if fees had not been reduced by credits allowed by the custodian.



(12)Net investment income per share without fee waivers and/or expenses absorbed by investment advisor, administrator, distributor and/or fees reduced by credits allowed by custodian.



(13)Annualized operating expense ratios without fee waivers and/or expenses absorbed by investment advisor, administrator, distributor and/or fees reduced by credits allowed by custodian.


(14) Amount represents less than $0.01 per share.

(15)The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.

(16)Amounts distributed in excess of accumulated net investment income as determined for financial statement purposes have been reported as distributions from paid-in capital at the fiscal year end in which the distribution was made. Certain of these distributions which are reported as being from paid-in capital for financial statement purposes may be reported to shareholders as taxable distributions due to differing tax and accounting rules.

(17)Per share numbers have been calculated using the average shares method which more appropriately presents the per share data for the year since the use of the undistributed income method did not accord with results of operations.


(18)Ratio of operating expenses to average net assets including interest expense for the period ended June 30 each year, was, for Class A shares 0.82% for 1996, 1.22% for 1995, 1.06% for 1994, 0.91% for 1993, 0.72% for 1992, 1.12%
    for 1991, 1.13% for 1990; for the Class B shares 1.57% for 1996, 1.97% for 1995.


(19) Amount represents less than $0.001 per share.

(20)Amount shown reflects certain reclassifications related to book to tax difference.


(21)The ratio includes custodian fees before reduction by credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.


THE FUNDS' INVESTMENTS AND RISK CONSIDERATIONS

The following section describes the investment objective and policies of each Fund and some of the risk considerations of investing in the Funds. The "Securities and Investment Practices" section that follows provides more information about the types of securities and investment practices that the Funds may use, and the risk considerations related to such securities and investment practices.

INVESTMENT PRINCIPLES AND RISK CONSIDERATIONS

THE MONEY FUNDS

Each Money Fund invests only in U.S. Dollar-denominated short-term, money market securities that present minimal credit risks and meet the rating criteria described below. At the time of investment, no security purchased by a Money Fund (except securities subject to repurchase agreements and variable rate demand notes) can have a maturity exceeding 397 days, and each Money Fund's average portfolio maturity cannot exceed 90 days. The short average maturity of the portfolios enhances each Money Fund's ability to maintain share prices at $1.00 which, in turn, provides both stability of value and liquidity to shareholders. There can be no assurances, however, that any or all of the Money Funds will be able to maintain a net asset value ("NAV") at $1.00 per share.


Each Money Fund will purchase only those instruments that meet the following applicable quality requirements. The Money Funds will not purchase a security (other than a U.S. Government security) unless the security or the issuer with respect to comparable securities (i) is rated by at least two nationally recognized statistical rating organizations ("NRSROs"), such as Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's"), in one of the two highest rating categories for short-term debt securities, (ii) is rated in one of the two highest categories for short-term debt by the only NRSRO that has issued a rating, or

(iii) if not so rated, the security is determined to be of comparable quality. In addition, with respect to the Global Money Fund, no more than 5% of the Fund's total assets will be invested in securities rated in the second highest rating category by the requisite NRSROs, and no more than 1% of the Fund's total assets will be invested in the securities of any one such issuer. A description of the rating systems of S&P and Moody's is contained in the SAI.


Up to 10% of the net assets of a Money Fund may be invested in securities and other instruments that are not readily marketable, including repurchase agreements with maturities greater than seven calendar days, time deposits maturing in more than seven calendar days, and variable rate demand notes having a demand period of more than seven days. In addition, a Money Fund may invest up to 5% of its assets in the securities of issuers which have been in continuous operation for less than three years. Each Money Fund may also borrow from banks for temporary or other emergency purposes, but not for investment purposes, in an amount up to 30% of its total assets, and may pledge its assets to the same extent in connection with such borrowings. Whenever these borrowings exceed 5% of the value of a Money Fund's total assets, the Money Fund will not purchase any securities. Except for the limitations on borrowing, the investment guidelines set forth in this paragraph may be changed at any time without shareholder consent by vote of the Board of Trustees of the Company, subject to applicable law. A complete list of investment restrictions that identifies additional restrictions that cannot be changed without the approval of a majority of an affected Money Fund's outstanding shares is contained in the SAI.


GLOBAL MONEY FUND. The Fund's investment objective is to maximize current income consistent with safety of principal and maintenance of liquidity. The Fund pursues its objective by investing in a portfolio of short-term, money market instruments, including obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"); repurchase agreements with respect to U.S. Government Securities; instruments issued by U.S. and foreign banks and savings and loan institutions, such as time deposits, certificates of deposit and bankers' acceptances; and commercial paper and corporate obligations of U.S. and foreign issuers that meet the Fund's quality and maturity criteria. Although the Fund is authorized to invest up to 50% of its assets in any one country (other than the United States), the Fund normally will include in its portfolio securities of issuers collectively having their principal business activities in at least three countries, including the United States. The Fund may not invest more than 5% of its assets in securities of any one issuer, except that the Fund may invest in U.S. Government Securities without limit and may have one holding that exceeds the 5% limit for up to three days after the acquisition of such holding. At least 25% of the Fund's total assets will be invested in bank obligations, except during temporary defensive periods.

U.S. GOVERNMENT MONEY FUND. The Fund's investment objective is to maximize current income consistent with safety of principal and maintenance of liquidity. The Fund pursues its objective by maintaining a portfolio of U.S. Government Securities and entering into repurchase agreements with respect to U.S. Government Securities.

CALIFORNIA MONEY FUND. The Fund's investment objective is to maximize current income that is excluded from gross income for federal income tax purposes and is exempt from California State personal income taxation, consistent with safety of principal and maintenance of liquidity. The Fund pursues its objective by investing in a portfolio of high grade municipal securities, which means municipal securities that meet the Fund's quality and maturity criteria. "Municipal Securities" are debt obligations issued by states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions, and "California Municipal Securities" means Municipal Securities issued by the State of California and its political subdivisions as well as certain other governmental issuers such as the Commonwealth of Puerto Rico. Except when the Fund assumes a temporary defensive position, at least 80% of the Fund's total assets will be invested in Municipal Securities and at least 65% of its total assets will be invested in California Municipal Securities. The requirement to invest at least 80% of the Fund's assets in Municipal Securities is a fundamental policy that cannot be changed without the consent of the Fund's shareholders. The Fund may invest without limitation in Municipal Securities issued to finance certain "private activities" ("AMT-Subject Bonds"), such as bonds used to finance airports, housing projects, student loan programs and water and sewer projects. To reduce investment risk, the California Money Fund may not invest more than 25% of its total assets in Municipal Securities whose interest is paid from revenues of similar-type projects.

For temporary defensive purposes, the Fund may invest without limitation in (1) Municipal Securities that are not exempt from California personal income tax, and (2) short-term Municipal Securities or taxable cash equivalents, including short-term U.S. Government Securities, certificates of deposit and bankers' acceptances, commercial paper rated Prime-1 by Moody's or A-1+ or A-1 by S&P, repurchase agreements and securities of other money market mutual funds. Under normal market conditions the Fund may invest up to 20% of its assets in these taxable cash equivalents.

The California Money Fund is designed to generate tax-exempt income. A shareholder of the California Money Fund may earn a higher after-tax return from the Fund than from comparable investments that generate taxable income. For an illustration of the benefits of tax-free investing, see the section entitled "Performance Information." For a discussion of the tax consequences of investing in AMT-Subject Bonds, see "Securities and Investment Practices - Municipal Securities and AMT-Subject Bonds" and "Dividends, Capital Gains and Taxes."

The Fund may also invest in variable rate demand obligations, stand-by commitments, when-issued securities and forward commitments.

THE BOND FUNDS


SHORT TERM HIGH QUALITY BOND FUND. The Fund's investment objective is to provide as high a level of current income as is consistent with prudent investment management and stability of principal. To accomplish its objective, the Fund will invest primarily in short-term bonds and other fixed-income securities. Under normal market conditions the Fund will maintain a dollar-weighted average portfolio maturity of three years or less. The Fund may hold individual securities with remaining maturities of more than three years as long as the dollar-weighted average portfolio maturity is three years or less. The average maturity of the Fund may vary depending on anticipated market conditions. For purposes of the weighted average maturity calculation, a mortgage instrument's average life will be considered to be its maturity.



The Fund will invest substantially all of its assets in investment-grade debt securities, which are securities that are rated in the top four rating categories by one or more NRSROs or, if unrated, are judged to be of comparable quality by the Fund's Sub-Advisor. All debt securities purchased by the Fund will be investment-grade at the time of purchase. The Fund will invest at least 65% of its total assets in United States Government obligations, corporate debt obligations or mortgage-related securities rated in one of the two highest categories by an NRSRO. Securities are rated in the two highest rating categories by an NRSRO if they are rated at least Aa by Moody's or at least AA by S&P, Duff or Fitch or, if unrated, are judged to be of comparable quality by the Fund's Sub-Advisor. Investment-grade bonds are generally of medium to high quality. A bond rated in the lower end of the investment-grade category (Baa/BBB), however, may have speculative characteristics and may be more sensitive to economic changes and changes in the financial condition of the issuer.


The fixed-income securities in which the Fund may invest include obligations issued or guaranteed by domestic and foreign governments and government agencies and instrumentalities and high-grade corporate debt obligations, such as bonds, debentures, notes, equipment lease and trust certificates, mortgage-backed securities, collateralized mortgage obligations and asset-backed securities.

The Fund may invest up to 10% of its assets in foreign fixed-income securities, primarily bonds of foreign governments or their political subdivisions, foreign companies and supranational organizations, including non-U.S. Dollar-denominated securities and U.S. Dollar-denominated debt securities issued by foreign issuers and foreign branches of U.S. banks. Investment in foreign securities is subject to special risks; see "Securities and Investment Practices - Foreign Investments."

The Fund may also invest in high-quality, short-term obligations (with maturities of 12 months or less), such as commercial paper issued by domestic and foreign corporations, bankers' acceptances issued by domestic and foreign banks, certificates of deposit and demand and time deposits of domestic and foreign banks and savings and loan associations and repurchase agreements. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and enter into currency forwards or futures contracts and related options for the purpose of currency hedging.

The Fund may invest in certain illiquid investments such as privately placed obligations including restricted securities. The Fund may invest up to 10% of its assets in securities of mutual funds that are not affiliated with Sierra Advisors or any Sub-Advisor. See

"Securities and Investment Practices - Holdings in Other Investment Companies."

The Fund currently intends to borrow money or enter into reverse repurchase agreements or dollar roll transactions in the aggregate up to 10% of its total assets. If the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. To seek a high level of current income, the Fund may enter into dollar rolls. Dollar rolls entail certain risks; see "Securities and Investment Practices - Dollar Roll Transactions."

The Fund may invest up to 25% of its total assets in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another. See "Securities and Investment Practices - Asset-Backed Securities."

Thomas M. Poor, Managing Director of Scudder, is the portfolio manager of the Short Term High Quality Bond Fund. He joined Scudder in 1970 and has worked entirely in fixed income research and institutional bond portfolio management. Mr. Poor has had primary management responsibility for the Short Term High Quality Bond Fund since its inception.


SHORT TERM GLOBAL GOVERNMENT FUND. The Fund's investment objective is to provide high current income consistent with protection of principal. Under normal conditions, the Fund invests primarily in government securities in at least three different countries, one of which may be the United States. The Fund maintains a dollar-weighted average portfolio maturity not exceeding three years but may hold individual securities with longer maturities. The average maturity of the Fund may vary depending on anticipated market conditions. This policy helps minimize the effect of interest rate changes on the Fund's share price. The Sub-Advisor's calculation of the expected average life of a portfolio mortgage security is used as that security's maturity with regard to determining the above average dollar-weighted portfolio maturity calculation. The Fund's share price and yield will fluctuate primarily due to the movement of foreign currencies against the U.S. Dollar and changes in worldwide interest rates. The Fund seeks to maintain greater price stability than longer-term bond funds.


Under normal market conditions, the Fund will invest at least 65% of its assets in: (i) obligations issued or guaranteed by foreign national governments, their agencies, instrumentalities, or political subdivisions (including any security which is majority owned by such government, agency, instrumentality, or political subdivision); and (ii) U.S. Government Securities.


The Fund may also invest in non-government foreign and domestic debt securities, including debt securities issued or guaranteed by supranational organizations, corporate debt securities, bank or bank holding company obligations (e.g., certificates of deposit, bankers' acceptances and time deposits), mortgage-backed or asset-backed securities, and repurchase agreements.


To protect against credit risk, the Fund invests primarily in high-grade debt securities. At least 65% of the Fund's investments will consist of securities rated within the three highest rating categories of S&P (AAA, AA, A) or Moody's (Aaa, Aa, A), or, if unrated, are judged to be of comparable quality by the Sub-Advisor.


The Fund may invest up to 10% of its assets in non-investment-grade debt securities (commonly called "junk bonds") if portfolio management believes that doing so will be consistent with the goal of capital appreciation. Non-investment grade debt securities are often considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. See "Securities and Investment Practices - Lower-Rated Securities."


In addition to U.S. Dollar holdings, the Fund may invest in securities denominated in foreign currencies and in multinational currency units, such as the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts of the currencies of certain states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in the relative values of the underlying currencies. Securities of issuers within a given country may be denominated in the currency of another country. In addition, when the Fund's Sub-Advisor believes that U.S. securities offer superior opportunities for achieving the Fund's investment objective, or for temporary defensive purposes, the Fund may invest substantially all of its assets in securities of U.S. issuers or securities denominated in U.S. Dollars.

Adam M. Greshin is the lead portfolio manager for the Short Term Global Government Fund. Mr. Greshin joined Scudder in 1986 as an international bond analyst. Currently, he is Product Leader for Scudder's global and international fixed-income investing. He was involved in the original design of the Fund and has served as a member of the Fund's portfolio management team since 1991. Mr. Greshin assumed responsibility for the Fund's day-to-day management and investment strategies effective November 1995.

U.S. GOVERNMENT FUND. The Fund's investment objective is to maximize total rate of return while providing a high level of current income, consistent with reasonable safety of principal. The Fund pursues its objective by investing at least 65% and up to 100% of its assets in intermediate- and long-term U.S. Government Securities. The Fund may invest in U.S. Government Securities of varying maturities. Securities in the Fund's portfolio are high quality securities that will generally yield less income than lower quality securities; higher quality securities, however, generally have less credit risk and are more readily marketable than lower quality securities. Depending on market conditions, the Fund's portfolio will consist of various types of U.S. Government Securities in varying proportions; it may invest up to 35% of its total assets in (i) the types of securities in which the Corporate Income Fund may invest except as otherwise prohibited in the Prospectus and SAI, including corporate bonds, preferred stock, convertible corporate bonds, convertible preferred stock, government stripped mortgage-backed securities, asset-backed securities, and interests in lease obligations; and (ii) commercial mortgage-backed securities, which are mortgage-backed securities that are issued by a nongovernmental entity, such as a trust, and include collateralized mortgage obligations and real estate mortgage investment conduits that are rated in one of the top two rating categories. Commercial mortgage-backed securities generally are structured with one or more types of credit enhancement and are not guaranteed by a governmental agency or instrumentality. A substantial portion of the Fund's assets at any time may consist of mortgage-backed securities. For more detailed information regarding the types of securities in which the Corporate Income Fund may invest, see "Corporate Income Fund."


The Fund may invest up to 20% of its assets in money market instruments consisting of short-term U.S. Government Securities and repurchase agreements with respect to such U.S. Government Securities, and for temporary defensive purposes may invest in these instruments without limitation. In addition, the Fund may invest up to 33 1/3% of its total assets in dollar rolls or "covered rolls." See "Securities and Investment Practices - Dollar Roll Transactions."


The day-to-day management of the Fund's portfolio is the responsibility of a committee composed of individuals who are officers of BlackRock. This committee has managed the Fund since December, 1994, and is supervised by Keith Anderson and Andrew J. Phillips. Mr. Anderson, a Managing Director of BlackRock, has been co-head of the Portfolio Management Group since 1988. Mr. Phillips has been a portfolio manager of BlackRock since 1991 and a Vice President of BlackRock since 1993.


CORPORATE INCOME FUND. The Fund's investment objective is to provide a high level of current income, consistent with the preservation of capital. The Fund pursues its investment objective by investing primarily in investment-grade corporate bonds of United States issuers, which are bonds that are rated in the top four rating categories by Moody's, S&P, Duff, or Fitch, or, if not rated, that the Fund's Sub-Advisor believes to have credit characteristics equivalent to such investment-grade rated corporate bonds. Generally, at least 65% of the corporate bonds held by the Fund will have had remaining maturities of 10 years or more at the date of purchase, unless the Fund's Sub-Advisor believes that investing in corporate bonds with shorter maturities would be appropriate in light of prevailing market conditions. Corporate bonds with longer maturities generally tend to produce higher yields and are subject to greater market risk than debt securities with shorter maturities. The average maturity of the Fund may vary depending on anticipated market conditions. The value of the Fund's portfolio securities can be expected to vary inversely with changes in the prevailing interest rates.


The Fund may also invest in preferred stock, corporate bonds and preferred stock that are convertible into or that carry the right to buy common stock, all of which are rated investment-grade by an NRSRO, or, if not rated, that the Fund's Sub-Advisor believes to have credit characteristics equivalent to such investment-grade rated bonds; U.S. Government Securities (including government stripped mortgage-backed securities); asset-backed securities; and interests in lease obligations for which the payment of interest and principal is unconditionally guaranteed by companies with debt rated at least investment-grade by an NRSRO, provided that no more than 20% of the Fund's assets will be invested in such lease obligations. The Fund may invest in floating rate, inverse floating rate and variable rate obligations, including participation interests therein. The Fund may invest in bonds issued by foreign governments and corporations, provided that no more than 20% of the Fund's assets will be invested in such bonds and no more than 5% will be denominated in any one currency. In addition, the Fund may invest up to 33 1/3% of its total assets in dollar rolls or "covered rolls." For temporary defensive purposes, the Fund may also invest, without limitation, in money market instruments, including short-term U.S. Government Securities, commercial paper rated Prime-1 by Moody's, A-1 by S&P, Duff-1 by Duff or Fitch-1 by Fitch, and cash and cash equivalents.

As the Fund's portfolio manager, James M. Goldberg, has had primary responsibility for the day-to-day management of the Fund's portfolio since its inception. Mr. Goldberg has been Managing Director of TCW Management since 1989 and Managing Director of Trust Company of the West since 1984.


THE MUNICIPAL FUNDS


CALIFORNIA MUNICIPAL FUND. The Fund's investment objective is to provide as high a level of current income that is excluded from gross income for federal income tax purposes and is exempt from California State personal income tax as is consistent with prudent investment management and preservation of capital. The Fund pursues its objective by investing in intermediate and long-term California Municipal Securities, although the average maturity of the Fund will vary depending on anticipated market conditions. A fundamental policy that cannot be changed without the consent of the Fund's shareholders is that under normal market conditions, at least 80% of the Fund's total assets will be invested in California Municipal Securities. The Fund may invest without limitation in AMT-Subject Bonds, as described in the section "Securities and Investment Practices - Municipal Securities and AMT-Subject Bonds."

The Fund will invest in investment-grade Municipal Securities, which are securities rated at the time of purchase within the four highest ratings assigned by Moody's, S&P, Duff, or Fitch, or, if unrated, are judged to be of comparable quality by the Fund's Sub-Advisor. The higher tax-free yields sought by the Fund are generally obtainable from medium-quality Municipal Securities rated A or Baa by Moody's or A or BBB by S&P. For more information, see "Securities and Investment Practices - Fixed-Income Obligations and Securities."

The Fund is designed to generate tax-exempt income. A shareholder of the Fund may earn a higher after-tax return from the Fund than from comparable investments that generate taxable income. For an illustration of the benefits of tax-free investing, see the section entitled "Performance Information."

The Fund may invest up to 20%, in the aggregate, of its assets in (1) Municipal Securities that are not exempt from California personal income tax and (2) short-term Municipal Securities and taxable cash equivalents, including short-term U.S. Government Securities, certificates of deposit and bankers' acceptances, commercial paper rated Prime-1 by Moody's or A-1+ or A-1 by S&P, repurchase agreements and securities of other money market mutual funds (subject to the limitations set forth under "Securities and Investment Practices") and, for temporary defensive purposes, may invest in these securities without limitation. The Fund may at any time invest up to 20% of its total assets in taxable cash equivalents, although it is anticipated that under normal circumstances substantially all of the Fund's assets will be invested in Municipal Securities generating tax-exempt income.

The Fund may engage in hedging transactions through the use of financial futures, bond index futures and options thereon, purchase and sell securities on a when-issued and forward commitment basis, invest in mortgage-backed securities, enter into repurchase agreements, invest in stand-by commitments and lend portfolio securities. The Fund may invest in floating rate, inverse floating rate and variable rate obligations, including participation interests therein.

Since May 1992, Joseph A. Piraro, a Vice President of Van Kampen, has had primary responsibility for the day-to-day management of the Fund's portfolio. Mr. Piraro has been a Vice President of Van Kampen since January 1993 and Assistant Vice President since June 1992. Prior to joining Van Kampen, Mr. Piraro was a Senior Municipal Bond Trader for First National Bank of Chicago from November 1987 to May 1992.

FLORIDA INSURED MUNICIPAL FUND. The Fund's primary investment objective is to seek as high a level of current income, exempt from federal income tax, as is consistent with prudent investment management and preservation of capital, and to offer shareholders the opportunity to own shares the value of which is exempt from Florida intangible personal property tax.

To accomplish this goal, the Fund will invest primarily in insured, intermediate- and long-term Florida Municipal Securities although the average maturity of the Fund will vary depending on anticipated market conditions. It is a fundamental policy of the Fund that it will invest at least 80% of the value of its total assets (except when maintaining a temporary defensive position) in insured Florida Municipal Securities. The Fund may invest without limitation in AMT-Subject Bonds, as described in "Securities and Investment
Practices - Municipal Securities and AMT-Subject Bonds." Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Fund to purchase sufficient amounts of tax-exempt securities.

The "insured obligations" in the Fund's investment portfolio are insured as to the scheduled payment of all installments of principal and interest as they fall due. The purpose of such insurance is to minimize credit risks to the Fund and its shareholders associated with defaults in Florida Municipal Securities owned by the Fund. Such insurance does not insure against market risk and therefore does not guarantee the market value of the obligations in the Fund's investment portfolio upon which the NAV of the Fund's shares is based. Such market value will continue to fluctuate in response to fluctuations in interest rates or the bond market. Similarly, such insurance does not cover or guarantee the value of the shares of the Fund.

The investment policy requiring insurance on investments applies only to Florida Municipal Securities in the Fund's investment portfolio and will not affect the Fund's ability to hold its assets in cash or to invest in escrow secured and defeased bonds or in certain short-term tax-exempt obligations as set forth herein, or affect its ability to invest in uninsured taxable obligations for temporary or liquidity purposes or on a defensive basis in accordance with the investment policies and restrictions of the Fund.

The Fund will invest in investment-grade Municipal Securities, which are securities rated at the time of purchase within the four highest ratings assigned by Moody's, S&P, Duff, or Fitch, or, if unrated, are judged to be of comparable quality by the Fund's Sub-Advisor. The higher tax-free yields sought by the Fund are generally obtainable from medium-quality Municipal Securities rated A or Baa by Moody's or A or BBB by S&P. See "Securities and Investment Practices - Fixed-Income Obligations and Securities."

The Fund may invest up to 20%, in the aggregate, of its total assets in (1) Municipal Securities that are not insured Municipal Securities; (2) Municipal Securities that are not exempt from Florida intangible personal property tax; and (3) short-term Municipal Securities and taxable cash equivalents, including short-term U.S. Government Securities, certificates of deposit, time deposits and bankers' acceptances, commercial paper rated Prime-1 by Moody's or A-1+ or A-1 by S&P, repurchase agreements and securities of money market mutual funds and, for temporary defensive purposes, may invest in these securities without limitation, except that investments in securities of money market mutual funds are subject to the limitations set forth under "Securities and Investment Practices - Holdings in Other Investment Companies." The Fund may at any time invest up to 20% of its total assets in taxable cash equivalents, although it is anticipated that under normal circumstances substantially all of the Fund's assets will be invested in Municipal Securities generating tax-exempt income. The Fund may invest in floating rate, inverse floating rate and variable rate obligations, including participation interests therein.

Florida does not impose an income tax on individuals. Distributions of investment income and capital gains by the Fund will be subject to Florida corporate income taxes. Florida imposes a tax on intangible personal property owned by Florida residents. Based on a ruling the Fund has received from the Florida Department of Revenue, if the Fund's assets consist, on the last business day of the calendar year, solely of assets exempt from Florida intangible personal property tax, shares of the Fund owned by Florida residents will be exempt from Florida intangible personal property tax. Assets exempt from Florida intangible personal property tax include obligations issued by the State of Florida and its political subdivisions, municipalities, and public authorities; obligations of the United States Government or its agencies; and cash.


Since June 1995, Joseph A. Piraro, a Vice President of Van Kampen, has had primary responsibility for the day-to-day management of the Fund's portfolio. Mr. Piraro has been a Vice President of Van Kampen since January 1993 and Assistant Vice President since June 1992. Prior to joining Van Kampen, Mr. Piraro was a Senior Municipal Bond Trader for First National Bank of Chicago from November 1987 to May 1992.

CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND. The Fund's investment objective is to provide California investors with as high a level of current income exempt from federal and California State income tax as is consistent with prudent investment management and preservation of capital. To accomplish its investment objective, the Fund will invest primarily in insured intermediate-term California Municipal Securities (as described in "Securities and Investment Practices - Municipal Securities and AMT-Subject Bonds").


It is a fundamental policy of the Fund that it will invest at least 80% of the value of its total assets (except when maintaining a temporary defensive position) in insured California Municipal Securities. The weighted average effective maturity of the securities in which the Fund invests will be ten years or less and the maximum effective maturity of any Municipal Securities in which the Fund invests will be fifteen years, such effective maturity to be the maturity date of Municipal Securities (regardless of call provisions), except for pooled Single Family Mortgage Securities for which the effective maturity is to be the average life of mortgage obligations underlying the Municipal Securities.


The insured California Municipal Securities in which the Fund will invest are insured under insurance policies that relate to the specific Municipal Security in question ("Specific Issue Insurance") and that are issued by any insurer having a claims-paying ability rated AAA by S&P or Aaa by Moody's. Five such insurers are MBIA Insurance Corporation ("MBIA"), Financial Guaranty Insurance Company ("FGIC"), AMBAC Indemnity Corporation ("AMBAC"), Financial Securities Assurance Incorporated ("FSA") and Capital Guaranty Insurance Company ("CGIC"). S&P has rated the claims-paying ability of MBIA, FGIC, AMBAC, FSA and CGIC and the Municipal Securities insured by these organizations AAA. Further information with respect to MBIA, FGIC, AMBAC, FSA and CGIC is set forth in the SAI. Some Specific Issue Insurance will have been obtained by the issuer of the Municipal Securities or by an investor subsequent to the security's original issuance and all premiums respecting such securities for the remaining lives thereof will have been paid in advance by such issuer or investor. Such policies are generally non-cancelable and will continue in force so long as the Municipal Securities are outstanding and the insurer remains in business. Since such Specific Issue Insurance remains in effect as long as the securities are outstanding, the insurance may have an effect on the resale value of the Municipal Securities. Therefore, such Specific Issue Insurance may be considered to represent an element of market value in regard to Municipal Securities thus insured, but the exact effect, if any, of this insurance on such market value cannot be estimated.

The insured California Municipal Securities in which the Fund will invest are insured as to the scheduled payment of all installments of principal and interest as they fall due. The purpose of such insurance is to minimize credit risks to the Fund and its shareholders associated with defaults in California Municipal Securities owned by the Fund. Such insurance does not insure against market risk and therefore does not guarantee the market value of the obligations in the Fund's investment portfolio upon which the NAV of the Fund's shares is based. Such market value will continue to fluctuate in response to fluctuations in interest rates or the bond market. Similarly, such insurance does not cover or guarantee the value of the shares of the Fund. The investment policy requiring insurance on investments (that is applicable to California Municipal Securities to the extent of 80% of the Fund's total assets) will not affect the Fund's ability to hold its assets in cash or to invest in escrow secured and defeased bonds or in certain short-term tax-exempt obligations as set forth herein, or affect its ability to invest in uninsured taxable obligations for temporary or liquidity purposes or on a defensive basis in accordance with the investment policies and restrictions of the Fund.

The Fund's Sub-Advisor intends to retain any insured California Municipal Securities that are in default or, in the opinion of the Fund's Sub-Advisor, in significant risk of default and to place a value on the insurance which ordinarily will be the difference between the market value of the defaulted security and the market value of similar securities that are not in default. In certain circumstances, however, the Fund's Sub-Advisor may determine that an alternative value for the insurance, such as the difference between the market value of the defaulted security and its par value, is more appropriate. The Fund's Sub-Advisor will be unable to manage the Fund to the extent it holds defaulted securities which may limit its ability in certain circumstances to purchase other Municipal Securities.

All of the Municipal Securities in which the Fund will invest are investment-grade securities, securities that are rated at the time of purchase within the four highest ratings assigned by Moody's, S&P, Duff, or Fitch, or, if unrated, are judged to be of comparable quality by the Fund's Sub-Advisor. The higher tax-free yields sought by the Fund are generally obtainable from medium-quality Municipal Securities rated A or Baa by Moody's or A or BBB by S&P. Municipal Securities rated in the lower end of the investment-grade category (Baa/BBB), however, may have speculative characteristics and may be more sensitive to economic changes and changes in the financial condition of the issuer. For more information, see "Securities and Investment Practices - Fixed-Income Obligations and Securities."


The Fund is designed to generate tax-exempt income. A shareholder of the Fund may earn a higher after-tax return from the Fund than from comparable investments that generate taxable income. Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Fund to purchase sufficient amounts of tax-exempt securities. For an illustration of the benefits of tax-free investing, see the section entitled, "Performance Information." The Fund may invest without limitation in AMT-Subject Bonds, as described in "Securities and Investment Practices - Municipal Securities and AMT-Subject Bonds."


The Fund may invest up to 20%, in the aggregate, of its assets in (1) Municipal Securities that are not insured Municipal Securities; (2) Municipal Securities that are not exempt from California personal income tax; and (3) short-term Municipal Securities and taxable cash equivalents, including short-term U.S. Government Securities, certificates of deposit, time deposits and bankers' acceptances, commercial paper rated Prime-1 by Moody's or A-1+ or A-1 by S&P, repurchase agreements and securities of investment companies that are money market funds and, for temporary defensive purposes, may invest in these securities without limitation, except that investments in securities of money market mutual funds are subject to the limitations set forth under "Securities and Investment Practices - Holdings in Other Investment Companies." The Fund may at any time invest up to 20% of its total assets in taxable cash equivalents, although it is anticipated that under normal circumstances substantially all of the Fund's assets will be invested in Municipal Securities generating tax-exempt income.

The Fund may engage in hedging transactions through the use of financial futures, bond index futures and options thereon, purchase and sell securities on a when-issued or forward commitment basis, invest in mortgage-backed securities, enter into repurchase agreements, invest in stand-by commitments and lend portfolio securities. The Fund may invest in floating rate, inverse floating rate and variable rate obligations, including participation interests therein.

Since the Fund's inception, Joseph A. Piraro, a Vice President of Van Kampen, has had primary responsibility for the day-to-day management of the Fund's portfolio. Mr. Piraro has been a Vice President of Van Kampen since January 1993 and Assistant Vice President since June 1992. Prior to joining Van Kampen, Mr. Piraro was a Senior Municipal Bond Trader for First National Bank of Chicago from November 1987 to May 1992.

NATIONAL MUNICIPAL FUND. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with preservation of capital. The Fund pursues its investment objective by investing in intermediate and long-term Municipal Securities. It is a fundamental policy of the Fund that it will invest at least 80% of its assets in Municipal Securities. Under normal conditions, debt obligations with intermediate and long-term maturities can be expected to pay higher yields and experience greater fluctuations in value than bonds with short-term maturities. Under normal market conditions, the longer the average maturity of Municipal Securities held in the Fund's portfolio, the greater its expected yield and price volatility. For an illustration of the benefits of tax-free investing, see the section entitled "Performance Information."


The Fund will invest substantially all of its portfolio in investment-grade Municipal Securities, which are securities that are rated at the time of purchase within the four highest ratings assigned by Moody's, S&P, Duff, or Fitch, or, if unrated, that the Fund's Sub-Advisor believes to have credit characteristics equivalent to such investment-grade rated securities. The higher tax-free yields sought by the Fund are generally obtainable from medium-quality Municipal Securities rated A or Baa by Moody's or A or BBB by S&P. For more information, see "Securities and Investment Practices - Fixed-Income Obligations and Securities." The Fund may also invest in unrated tax-exempt securities that the Fund's Sub-Advisor believes to have credit characteristics equivalent to rated investment-grade Municipal Securities.


The Fund also may invest in "Municipal Leases," which are generally participations in intermediate and short-term debt obligations issued by municipalities consisting of leases or installment purchase contracts for property or equipment. In addition, the Fund may invest without limitation in AMT-Subject Bonds as described in "Securities and Investment Practices - Municipal Securities and AMT-Subject Bonds."

The Fund also may invest, for temporary defensive purposes in abnormal market conditions, more than 20% of its assets in taxable cash equivalents.


The Fund also may invest in U.S. Government Securities and mortgage-backed securities, engage in hedging transactions through the use of bond index futures and options thereon, purchase and sell securities on a when-issued and forward commitment basis, enter into repurchase agreements, invest in stand-by commitments and lend portfolio securities. The Fund may invest in floating rate, inverse floating rate and variable rate obligations, including participation interests therein.



Since the Fund's inception in 1990, David C. Johnson, a Senior Vice President of Van Kampen, has had primary responsibility for the day-to-day management of the Fund's portfolio. Mr. Johnson has been a Senior Vice President of Van Kampen since January 1995 and a First Vice President since January 1993. Mr. Johnson has been employed as a portfolio manager by Van Kampen since April 1989.


THE EQUITY FUNDS

GROWTH AND INCOME FUND. The investment objective of the Fund is long-term capital growth and current income consistent with reasonable investment risk. The Fund pursues its investment objective by investing primarily in dividend-paying common stock. The Fund will also invest in other equity securities, consisting of nondividend-paying common stock, preferred stock and securities convertible into common stock, such as convertible preferred stock, convertible bonds rated in the highest three rating categories by Moody's or S&P, or, if unrated, judged to be of comparable quality by the Fund's Sub-Advisor, and warrants. The Fund is not subject to any limit on the size of companies in which it may invest, but intends to be primarily invested, under normal circumstances, in the large- and medium-sized companies included in the S&P 500 Index. The Fund may also invest up to 10% of its total assets in American Depositary Receipts.

The Fund is designed for investors who want an actively managed diversified portfolio of selected equity securities that seeks to outperform the total return of the S&P 500 Index. The Fund attempts to reduce risk by investing in many different economic sectors, industries and companies. The Fund's Sub-Advisor may under- or over-weight selected economic sectors against the S&P 500 Index's sector weightings to seek to enhance the Fund's total return or reduce fluctuations in market value relative to the S&P 500 Index.

During normal market conditions, the Sub-Advisor will keep the Fund essentially fully invested in the equity securities described above. The Fund's Sub-Advisor may, however, invest in money market instruments, including U.S. Government Securities; short-term bank obligations rated in the highest two rating categories by Moody's or S&P, or, if unrated, judged to be of comparable quality by the Fund's Sub-Advisor, including certificates of deposit, time deposits and banker's acceptances issued by U.S. and foreign banks and savings and loan institutions with assets of at least $10 billion as of the end of their most recent fiscal year; and commercial paper and corporate obligations, including such securities in the form of variable rate demand notes, that are issued by U.S. and foreign issuers and that are rated in the highest two rating categories by Moody's or S&P, or, if unrated, are judged to be of comparable quality by the Fund's Sub-Advisor. Under normal circumstances, the Fund will invest in such money market instruments to invest temporary cash balances or to maintain liquidity to meet redemptions. The Fund may also, however, invest in these instruments, without limitation, as a temporary defensive measure taken during, or in anticipation of, adverse market conditions.

As the Fund's portfolio managers, Henry D. Cavanna, Managing Director of J.P. Morgan, and William M. Riegel, Vice President of J.P. Morgan, have had primary management responsibility for the Fund since September 1993. Mr. Cavanna, who joined J.P. Morgan in 1971, is a senior portfolio manager in its Equity and Balanced Accounts Group. Mr. Riegel, who joined J.P. Morgan in 1979, is a senior equity portfolio manager in its Equity and Balanced Accounts Group.

GROWTH FUND. The Fund's primary investment objective is long-term capital appreciation. The generation of income is not an objective of the Fund, and any income received on the Fund's assets will be incidental to its primary investment objective, which is a fundamental policy of the Fund. The Fund intends to invest primarily in common stock believed by the Sub-Advisor to have significant appreciation potential. However, no class of security offers at all times the greatest promise for capital appreciation. Therefore, the Fund may invest in debt securities, bonds, convertible bonds, preferred stock and convertible preferred stock, including non-investment-grade debt securities, if in the opinion of the Sub-Advisor, doing so would further the long-term capital appreciation objective of the Fund.

The Fund may invest up to 35% of its assets in non-investment-grade debt securities (commonly called "junk bonds"), which are securities rated Ba or BB or below, respectively, by Moody's or S&P. Non-investment-grade debt securities are often considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. See "Securities and Investment Practices - Lower-Rated Securities."

If the Sub-Advisor is unable to locate investment opportunities with desirable risk/reward characteristics or in an effort to protect its assets against major adverse market declines, the Fund may pursue a policy of investing part or all of its assets in cash or cash equivalents.

The Fund may invest up to 25% of its assets in foreign securities, usually foreign common stocks, and up to 5% of its assets in securities of companies in (or governments of) developing or emerging countries (sometimes referred to as "emerging markets"). A developing or emerging country is generally considered by the international financial community, and in the opinion of Sierra Advisors or the Sub-Advisor, to be a country that is in the initial stages of its industrialization cycle. The Fund may also engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and enter into currency forwards or futures contracts and related options for the purpose of currency hedging.

Pursuant to an exemptive order granted by the SEC, the Growth Fund and Emerging Growth Fund (and other funds advised by Janus Capital Corporation) may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.


As portfolio manager of the Growth Fund, Warren B. Lammert has had primary management responsibility for the Fund since its inception. Mr. Lammert is a Vice President of Janus, the Portfolio Manager of the Janus Mercury Fund and a Co-Portfolio Manager of the Janus Venture Fund. Mr. Lammert joined Janus in 1987 and his duties at Janus include the management of separate equity accounts.


EMERGING GROWTH FUND. The Fund's investment objective is long-term capital appreciation, while income is only an incidental consideration of the Fund. The Fund normally invests primarily in equity securities of companies with market capitalization of less than $1.4 billion at the time of purchase. A company's market capitalization is calculated by multiplying the total number of shares of its common stock outstanding by the market price per share of its stock. The Fund may invest up to 25% of its assets in securities of foreign issuers and up to 5% of its assets in securities in developing or emerging countries.

Small capitalization companies typically are subject to a greater degree of change in earnings and business prospects than larger, more established companies. In addition, securities of small capitalization companies are traded in lower volume than those issued by larger companies and may be more volatile and less liquid than those of larger companies. In light of these characteristics of small capitalization companies and their securities, the Fund may be subject to greater investment risk than that assumed when investing in the equity securities of larger capitalization companies. The Fund has been designed to provide investors with potentially greater long-term rewards than those provided by an investment in a fund that seeks capital appreciation from equity securities of larger, more established companies. Small capitalization companies generally are not as well known to the investing public and have less of an investor following than larger companies. In selecting investments for the Fund, the Fund's Sub-Advisor seeks small capitalization companies that it believes are undervalued in the marketplace, or that the Fund's Sub-Advisor believes have earnings that may be expected to grow faster than the United States economy in general.

The Fund may invest up to 35% of its assets in non-investment-grade debt securities (commonly called "junk bonds") if portfolio management believes that doing so will be consistent with the goal of capital appreciation. Non-investment grade debt securities are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. See "Securities and Investment Practices - Lower-Rated Securities."

The Fund may invest in other equity securities, including convertible bonds, convertible preferred stock and warrants to purchase common stock, as well as cash and cash equivalents. Furthermore, the Emerging Growth Fund may transfer daily uninvested cash balances into one or more joint trading accounts advised by the Sub-Advisor. See "Growth Fund."

James P. Goff is the portfolio manager of the Emerging Growth Fund and has had primary management responsibility for the Fund since September 1993. Mr. Goff is a Vice President of Janus, the Portfolio Manager of the Janus Enterprise Fund and a Co-Portfolio Manager of the Janus Venture Fund. Mr. Goff joined Janus in July 1988 and his duties at Janus include the management of separate equity accounts.

INTERNATIONAL GROWTH FUND. The Fund's investment objective is long-term capital appreciation. Generation of income is not an objective of the Fund, and any income received will be incidental. The Fund invests primarily in equity securities of issuers located in a variety of different foreign regions and countries that the Fund's Sub-Advisor deems to have attractive investment opportunities. The Fund will emphasize established companies, although it may invest in companies of varying sizes as measured by assets, sales and capitalization.

More than 25% of the Fund's total assets may be invested in the securities of issuers located in the same country. The relative strength or weakness of a particular country's currency or economy may dictate whether securities of issuers located in such country will be purchased or sold. Criteria for determining the appropriate distribution of investments among various countries and regions include prospects for relative economic growth among foreign countries, expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and the range of investment opportunities available to international investors.

The Fund invests in common stock and may invest in other securities with equity characteristics, consisting of trust or limited partnership interests, preferred stock, rights and warrants. The Fund may also invest in convertible securities, consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. The Fund invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in restricted or unlisted securities.

The Fund intends to stay invested in the securities described above to the extent practical. Fund assets may be invested in short-term debt instruments to meet anticipated day-to-day operating expenses, and for temporary defensive purposes. In addition, when the Fund experiences large cash inflows, the Fund may hold short-term investments pending availability of desirable equity securities.

The short-term instruments in which the Fund may invest include foreign and domestic: (i) short-term obligations of foreign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated A or higher by Moody's or S&P, or if unrated, of comparable quality in the opinion of the Fund's Sub-Advisor; (iii) commercial paper, including master notes; (iv) bank obligations, including negotiable certificates of deposit, time deposits, bankers' acceptances, and Euro-currency instruments and securities; and (v) repurchase agreements. At the time the Fund invests in any commercial paper, bank obligations or repurchase agreements, the issuer must have outstanding debt rated A or higher by Moody's or S&P; the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the investment must be of comparable quality in the opinion of the Fund's Sub-Advisor.

The Fund may invest up to 30% of its assets in the securities of companies in or governments of developing or emerging countries (sometimes referred to as "emerging markets") approved by the Board of Trustees, provided that no more than 5% of the Fund's total assets are invested in any one such country. For temporary defensive purposes, the Fund may invest a major portion of its assets in securities of United States issuers. Furthermore, the Fund may invest up to 5% of its total assets in corporate debt securities having maturities longer than one year and which are rated BBB or better by S&P, including Euro-currency instruments and securities.

The following people have been primarily responsible for managing the Fund since April 8, 1996. Richard H. King, Senior Managing Director, joined Warburg to found the international equity department and has 28 years of investment experience. Prior to joining Warburg, Mr. King was chief investment officer and a director of Fiduciary Trust Company International S.A. in London from 1984 until 1988. P. Nicholas Edwards, Senior Vice President, has 12 years of investment experience. Prior to joining Warburg, Mr. Edwards was a director and senior analyst at Jardine Fleming Investment Advisers in Tokyo from 1991 to 1995. Harold W. Ehrlich, CFA, CIC, Senior Vice President, has 13 years of investment experience. Prior to joining Warburg, Mr. Ehrlich was a senior vice president, portfolio manager and analyst at Templeton Investment Counsel Inc. from 1987 to 1995. Nicholas P.W. Horsley, Senior Vice President, has 15 years of investment experience. Prior to joining Warburg, Mr. Horsley was a director, portfolio manager and analyst at Barclays de Zoete Wedd in New York from 1986 to 1993. Vincent J. McBride, Vice President, has 9 years of investment experience. Prior to joining Warburg, Mr. McBride was an international equity analyst at Smith Barney Inc. from 1993 to 1994. He was an international equity analyst at General Electric Investments from 1992 to 1993 and a portfolio manager/analyst at United Jersey Bank from 1989 to 1992.

SECURITIES AND INVESTMENT PRACTICES

The following pages contain more detailed information about types of securities in which the Funds may invest, and strategies a Fund's Sub-Advisor may employ in pursuit of that Fund's investment objective. A summary of risks and restrictions associated with these security types and investment practices is included as well. All policies and limitations are considered at the time of purchase; the sale of securities is not required in the event of a subsequent change in circumstances.

A Fund might not buy all of these securities or use all of these techniques to the full extent permitted unless its Sub-Advisor, subject to oversight by Sierra Advisors, believes that doing so will help the Fund achieve its goal. Sierra Advisors may, from time to time, direct a Sub-Advisor with respect to investment policies and strategies. As a shareholder, you will receive fund reports every six months detailing your Fund's holdings and describing recent investment practices.

Except for the limitations on borrowing, the investment guidelines set forth below may be changed at any time by vote of the Board of Trustees of the Trust without shareholder consent. A complete list of investment restrictions that identifies additional restrictions that cannot be changed without the approval of a majority of an affected Fund's outstanding shares is contained in the SAI.

AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS. All Funds except the U.S. Government Fund, the Municipal Funds and the Money Funds may invest in securities of foreign issuers directly or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other similar securities representing securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets.

ASSET-BACKED SECURITIES. The Growth and Income, Emerging Growth, Corporate Income, Short Term High Quality Bond, U.S. Government and Short Term Global Government Funds may purchase asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another. Assets generating such payments will consist of motor vehicle installment purchase obligations, credit card receivables and home equity loans. These Funds will not invest more than 10% of their total assets in asset-backed securities, except the Short Term High Quality Bond Fund, which may invest up to 25% of its total assets in such securities.

BANK OBLIGATIONS. All of the Funds may invest in bank obligations, which include certificates of deposit, time deposits and bankers' acceptances of U.S. commercial banks or savings and loan institutions with assets of at least $500 million as of the end of their most recent fiscal year.

BORROWING. All Funds may borrow money for temporary or emergency purposes. However, if a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be construed as a form of leverage.


A Fund may borrow money from banks solely for temporary or emergency purposes, but not in an amount exceeding 30% of its total assets. For each of the Funds except the U.S. Government, Short Term High Quality Bond and Corporate Income Funds, whenever borrowings by a Fund, including reverse repurchase agreements, exceed 5% of the value of a Fund's total assets, the Fund will not purchase any securities. The U.S. Government, Short Term High Quality Bond and Corporate Income Funds are prohibited from borrowing money or entering reverse repurchase agreements or dollar roll transactions in the aggregate in excess of 33 1/3% of the Fund's total assets (after giving effect to such borrowings). Such borrowings would constitute leverage, which is a speculative characteristic. Leveraging will magnify declines as well as increases in the NAV of a Fund's shares and increases in the yield on a Fund's investments. This investment guideline may be changed only with shareholder consent and by vote of the Board of Trustees of the Trust. However, the Short Term High Quality Bond Fund currently intends to borrow money or enter into reverse repurchase agreements or dollar roll transactions in the aggregate not in excess of 10% of its total assets (after giving effect to such borrowings); provided, however, that it may be able to raise this limitation up to 33 1/3% of its total assets with approval of the Board of Trustees of the Trust.


Under a credit agreement by and between the Trust and Deutsche Bank, AG, New York ("Deutsche Bank") certain Funds may borrow money from Deutsche Bank pursuant to a line of credit in compliance with its investment objective, policies and limitations as set forth in the Prospectus and Statement of Additional Information of the Trust.

COMMON STOCK, CONVERTIBLE SECURITIES AND OTHER EQUITY SECURITIES. The Corporate Income Fund, U.S. Government Fund and the Equity Funds may invest in common stocks, which represent an equity (ownership) interest in a corporation. This ownership interest generally gives a Fund the right to vote on measures affecting the company's organization and operations.

The Funds may also buy securities such as convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock. In selecting equity investments for a Fund, each Fund's Sub-Advisor will invest the Fund's assets in industries and companies that it believes are experiencing favorable demand for their products and services and which operate in a favorable competitive and regulatory climate.

A Fund may not own more than 10% of the outstanding voting securities of a single issuer other than U.S. Government Securities and may not invest more than 10% of the Fund's assets in securities in the aggregate where a market quotation is not readily available.

A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while obtaining a higher fixed rate of return than is available in common stocks.

CURRENCY MANAGEMENT. A Fund's flexibility to participate in higher yielding debt markets outside of the United States may allow the Fund to achieve higher yields than those generally obtained by domestic money market funds and short-term bond investments. If a Fund invests significantly in securities denominated in foreign currencies, however, movements in foreign currency exchange rates versus the U.S. Dollar are likely to impact the Fund's share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that the Fund is invested in foreign securities, a weakening in the U.S. Dollar relative to the foreign currencies underlying a Fund's investments should help increase the NAV of the Fund. Conversely, a strengthening in the U.S. Dollar versus the foreign currencies in which a Fund's securities are denominated will generally lower the NAV of the Fund. A Fund's Sub-Advisor attempts to minimize exchange rate risk through active portfolio management, including altering currency exposure through the use of futures, options and forward currency transactions and attempting to identify bond markets with strong or stable currencies. Funds authorized to invest in securities of foreign issuers may engage in currency management strategies.

DEBT SECURITIES ISSUED OR GUARANTEED BY SUPRANATIONAL ORGANIZATIONS. Funds authorized to invest in securities of foreign issuers may invest assets in debt securities issued or guaranteed by supranational organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

DOLLAR ROLL TRANSACTIONS. In order to seek a high level of current income, the U.S. Government, Short Term High Quality Bond and Corporate Income Funds may enter into dollar rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase, typically in 30 or 60 days, substantially similar (same type, coupon and maturity) securities on a specified future date. The proceeds of the initial sale of securities in the dollar roll transactions may be used to purchase long-term securities which will be held during the roll period. During the roll period, the Fund forgoes principal and interest paid on the securities sold at the beginning of the roll period. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. As used herein the term "dollar roll" refers to dollar rolls that are not "covered rolls." At the end of the roll commitment period, the Fund may or may not take delivery of the securities the Fund has contracted to purchase. To the extent that the proceeds of the initial sale of securities are invested in long-term bonds, the proceeds are subject to the higher volatility in price of such long-term bonds in comparison to short-term bonds. See "Fixed Income Obligations and Securities" following.

The Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. Government securities or other liquid high-grade debt obligations equal in value at all times to its obligations in respect of dollar rolls, and, accordingly, the Fund will not treat such obligations as senior securities for purposes of the 1940 Act. "Covered rolls" are not subject to these segregation requirements. Each of the Funds is prohibited from borrowing money or entering into reverse repurchase agreements or dollar roll transactions in the aggregate in excess of 33 1/3% of the Fund's total assets (after giving effect to any such borrowings). The Short Term High Quality Bond Fund intends to invest up to 10% of its total assets in dollar roll transactions, but may invest up to 33 1/3% of its total assets in such transactions.

EXCHANGE RATE-RELATED SECURITIES. Each of the Funds, except for the Money Funds, may invest in securities which are indexed to certain specific foreign currency exchange rates. The terms of such security provide that the principal amount or interest payments are adjusted upwards or downwards (but not below zero) at payment to reflect fluctuations in the exchange rate between two currencies while the obligation is outstanding, depending on the terms of the specific security. The Fund will purchase such security with the currency in which it is denominated and will receive interest and principal payments thereon in the currency, but the amount of principal or interest payable by the issuer will vary in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the principal or interest payment is due. The staff of the SEC is currently considering whether a mutual fund's purchase of this type of security would result in the issuance of a "senior security" within the meaning of the 1940 Act. The Trust believes that such investments do not involve the creation of such a senior security, but nevertheless undertakes, pending the resolution of this issue by the staff, to establish a segregated account with respect to such investments and to maintain in such account cash not available for investment or U.S. Government Securities or other liquid high quality debt securities having a value equal to the aggregate principal amount of outstanding securities of this type.

Investments in exchange rate-related securities entail certain risks. There is the possibility of significant changes in rates of exchange between the U.S. Dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant price loss.

FIXED-INCOME OBLIGATIONS AND SECURITIES. The market value of fixed-income obligations and securities held by a Fund and, consequently, the NAV per share of the Fund can be expected to vary inversely to changes in prevailing interest rates. Investors should also recognize that, in periods of declining interest rates, the yield of the Fund will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of its assets, thereby reducing current yield. In periods of rising interest rates, the opposite can be expected to occur. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition, obligations purchased by a Fund that are rated in the lowest of the top four ratings (Baa by Moody's or BBB by S&P) are considered to have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.


FLOATING RATE, INVERSE FLOATING RATE AND VARIABLE RATE OBLIGATIONS. The Municipal Funds and the Bond Funds may purchase floating rate, inverse floating rate and variable rate obligations, including participation interests therein. Floating rate obligations have an interest rate that changes whenever there is a change in the external interest rate, while variable rate obligations provide for a specified periodic adjustment in the interest rate. The interest rate on an inverse floating rate obligation (an "inverse floater") can be expected to move in the opposite direction from the market rate of interest to which the inverse floater is indexed. The Funds may purchase floating rate, inverse floating rate and variable rate obligations that carry a demand feature which would permit the Funds to tender them back to the issuer or remarketing agent at par value prior to maturity. Frequently, floating rate, inverse floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks.



The Bond Funds may purchase mortgage-backed securities that are floating rate, inverse floating rate and variable rate obligations. Municipal Securities purchased by the Municipal Funds may include floating rate, inverse floating rate and variable rate obligations. Municipal Securities purchased by the California Money and Global Money Funds and the Municipal Funds may include variable rate demand notes issued by industrial development authorities and other governmental entities, as well as participation interests therein. Although variable rate demand notes are frequently not rated by credit rating agencies, a Fund may purchase unrated notes that are determined by the Fund's Sub-Advisor to be of comparable quality at the time of purchase to rated instruments that may be purchased by the Fund. Moreover, while there may be no active secondary market with respect to a particular variable rate demand note purchased by a Fund, the Fund may, upon the notice specified in the note, demand payment of the principal of and accrued interest on the note at any time and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for a Fund to dispose of a particular variable rate demand note in the event the issuer of the note defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default.



An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values.


FLORIDA MUNICIPAL SECURITIES. The Florida Constitution and Statutes mandate that the State budget as a whole, and each separate fund within the State budget, be kept in balance from currently available revenues each fiscal year. Florida's Constitution permits issuance of Florida Municipal Securities pledging the full faith and credit of the State, with a vote of the electors, to finance or refinance fixed capital outlay projects authorized by the Legislature provided that the outstanding principal does not exceed 50% of the total tax revenues of the State for the two preceding years. Florida's Constitution also provides that the Legislature shall appropriate monies sufficient to pay debt service on State bonds pledging the full faith and credit of the State as such debt service becomes due. All State tax revenues, other than trust funds dedicated by Florida's Constitution for other purposes, would be available for such an appropriation, if required.

An amendment to the State Constitution was approved by statewide ballot in the November 8, 1994 general election which is commonly referred to as the "Limitation on State Revenues Amendment." This amendment provides that State revenues collected for any fiscal year shall be limited to State revenues allowed under the amendment for the prior fiscal year plus an adjustment for growth. Growth is defined as an amount equal to the average annual rate of growth in State personal income over the most recent twenty quarters times the State revenues allowed under the amendment for the prior fiscal year. State revenues collected for any fiscal year in excess of this limitation are required to be transferred to the budget stabilization fund until the fund reaches the maximum balance specified in
Section 19(g) of Article III of the State Constitution, and thereafter is required to be refunded to taxpayers as provided by general law. The limitation on State revenues imposed by the amendment may be increased by the Legislature, by a two-thirds vote of each house.

The term "State revenues," as used in the amendment, means taxes, fees, licenses, and charges for services imposed by the Legislature on individuals, businesses, or agencies outside State government. However, the term "State revenues" does not include: (i) revenues that are necessary to meet the requirements set forth in documents authorizing the issuance of bonds by the State; (ii) revenues that are used to provide matching funds for the federal Medicaid program with the exception of the revenues used to support the Public Medical Assistance Trust Fund or its successor program and with the exception of State matching funds used to fund elective expansions made after July 1, 1994;
(iii) proceeds from the State lottery returned as prizes; (iv) receipts of the Florida Hurricane Catastrophe Fund; (v) balances carried forward from prior fiscal years; (vi) taxes, licenses, fees and charges for services imposed by local, regional, or school district governing bodies; or (vii) revenue from taxes, licenses, fees and charges for services required to be imposed by any amendment or revision to the State Constitution after July 1, 1994. The amendment took effect on January 1, 1995 and is applicable to State fiscal year 1995-96.

It should be noted that many of the provisions of the amendment are ambiguous, and likely will not be clarified until State courts have ruled on their meanings. Furthermore, it is unclear how the Legislature will implement the language of the amendment and whether such implementing legislation itself will be the subject of further court interpretation.

The Fund cannot predict the impact of the amendment on State finances. To the extent local governments traditionally receive revenues from the State which are subject to, and limited by, the amendment, the future distribution of such State revenues may be adversely affected by the amendment.


Revenue bonds may be issued by the State or its agencies without a vote of Florida's electors only to finance or refinance the cost of State fixed capital outlay projects which shall be payable solely from funds derived directly from sources other than State tax revenues. Estimated fiscal year 1994-95 General Revenue plus Working Capital and Budget Stabilization funds available total $14,683 million, an increase of approximately 6.1% over comparable figures in fiscal 1993-94. Total effective appropriations for the 1994-95 fiscal year were $14,330.8 million, with unencumbered reserves at the end of 1994-95 estimated at $352.1 million. Estimated fiscal year 1995-96 General Revenue plus Working Capital and Budget Stabilization funds available total $15,168.7 million, an increase of approximately 3.3% over comparable figures for fiscal year 1994-95. Total effective appropriations for the 1995-96 fiscal year are estimated to be $14,853.2 million, with unencumbered reserves at the end of 1995-96 estimated at $315.5 million.


FOREIGN CURRENCY EXCHANGE TRANSACTIONS. All of the Funds except the U.S. Government Fund, the Municipal Funds and the Money Funds may engage in foreign currency exchange transactions. Funds that buy and sell securities denominated in currencies other than the U.S. Dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. Dollar, may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. Dollar. The Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies.

A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement, and is traded at a net price without commission. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

A Fund may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. In addition, when the Sub-Advisor believes that the currency of a specific country may deteriorate against another currency, it may enter into a forward contract to sell the less attractive currency and buy the more attractive one. The amount in question could be less than or equal to the value of the Fund's securities denominated in the less attractive currency. The Fund may also enter into a forward contract to sell a currency which is linked to a currency or currencies in which some or all of the Fund's portfolio securities are or could be denominated, and to buy U.S. Dollars. These practices are referred to as "cross hedging" and "proxy hedging."

Forward currency exchange contracts are agreements to exchange one currency for another - for example, to exchange a certain amount of U.S. Dollars for a certain amount of Japanese Yen - at a future date and specified price. Typically, the other party to a currency exchange contract will be a commercial bank or other financial institution. Because there is a risk of loss to the Fund if the other party does not complete the transaction, the Fund's Sub-Advisor will enter into foreign currency exchange contracts only with parties approved by the Fund's Board of Trustees.

A Fund may maintain "short" positions in forward currency exchange transactions, which would involve the Fund's agreeing to exchange currency that it currently does not own for another currency - for example, to exchange an amount of Japanese Yen that it does not own for a certain amount of U.S. Dollars - at a future date and specified price in anticipation of a decline in the value of the currency sold short relative to the currency that the Fund has contracted to receive in the exchange.

While such actions are intended to protect the Fund from adverse currency movements, there is a risk that currency movements involved will not be properly anticipated. Use of this currency hedging technique may also be limited by management's need to protect the status of the Fund as a regulated investment company under the Code. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

FOREIGN INVESTMENTS. All of the Funds except the U.S. Government Fund, the U.S. Government Money Fund, the California Money Fund and the Municipal Funds may invest in securities of foreign issuers. There are certain risks involved in investing in foreign securities, including those resulting from (i) fluctuations in currency exchange rates, (ii) devaluation of currencies, (iii) future political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, (iv) reduced availability of public information concerning issuers, and (v) the fact that foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. Moreover, securities of many foreign companies may be less liquid and the prices more volatile than those of securities of comparable domestic companies. Although the Funds' Sub-Advisors do not intend to expose the Funds to such risks, with respect to certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends. A fund may use forward foreign currency contracts to hedge the value of the fund's portfolio against potential adverse movements in foreign currency markets.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the Funds hold various foreign currencies from time to time, the value of the net assets of the Funds as measured in U.S. Dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, the Funds' currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of the Funds' currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. In order to protect against uncertainty in the level of future foreign currency exchange rates, the Funds are authorized to enter into certain foreign currency exchange transactions. Investors should be aware that exchange rate movements can be significant and can endure for long periods of time. The Sub-Advisors of the International Growth and Short Term Global Government Funds attempt to manage exchange rate risk through active currency management. Extensive research of the economic, political and social factors that influence global markets is conducted by the Sub-Advisors. Particular attention is given to country-specific analysis, reviewing the strength or weakness of a country's overall economy, the government policies influencing business conditions and the outlook for the country's currency.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of the New York Stock Exchange ("NYSE"). Accordingly, the Funds' foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of United States companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of United States issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, the Fund normally pays fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less governmental supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

FUTURES AND OPTIONS ON FUTURES. When deemed advisable by its Sub-Advisor, certain Funds may enter into financial futures and related options that are traded on a U.S. exchange or board of trade. If entered into, these transactions will be made for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions, when the transactions are economically appropriate to the reduction of risks inherent in the management of the Funds, and for the other purposes described in the section "Strategic Transactions." A Fund may not enter into futures and options contracts for which aggregate initial margin deposits and premiums paid for unexpired options entered into for purposes other than "bona fide hedging" as defined in regulations adopted by the Commodity Futures Trading Commission exceed 5% of the fair market value of the Fund's assets, such market value to be determined after taking into account unrealized profits and unrealized losses on futures contracts into which it has entered. With respect to each long position in a futures contract or option thereon, the underlying commodity value of such contract will always be covered by cash and cash equivalents set aside plus accrued profits held at the futures commission merchant.

A financial futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. An option on a financial or index futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.

The purpose of entering into a futures contract by a Fund is to protect the Fund from fluctuations in the value of its securities caused by anticipated changes in interest rate or market conditions without necessarily buying or selling the securities. The use of futures contracts and options on futures contracts as hedging devices involves several risks. There can be no assurance that there will be a correlation between price movements in the underlying securities, currencies or index, on the one hand, and price movements in the securities which are the subject of the hedge, on the other hand. Positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered into, and there can be no assurance that an active market will exist for a particular contract or option at any particular time. If a Fund has hedged against the possibility of an increase in interest rates or bond prices adversely affecting the value of securities held in its portfolio and rates or prices decreased instead, a Fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the decline in interest rates or bond prices, as the case may be. In addition, the Fund would pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce its return. While utilization of options, futures contracts and similar instruments may be advantageous to the Fund, if the Fund's Sub-Advisor is not successful in employing such instruments in managing the Fund's investments, the Fund's performance will be worse than if the Fund did not make such investments. Losses incurred in hedging transactions and the costs of these transactions will adversely affect a Fund's performance.

The Money Funds will not invest in futures and options on futures. In addition, because any income earned from transactions in futures contracts and options on futures contracts will be taxable, it is anticipated that the California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal and National Municipal Funds will invest in these instruments only in unusual circumstances, such as when the Fund's Sub-Advisor anticipates an extreme change in interest rates or market conditions.

GEOGRAPHICAL AND INDUSTRY CONCENTRATION. Potential investors in the California Money, California Municipal, California Insured Intermediate Municipal and Florida Insured Municipal Funds should consider the possibly greater risk arising from the geographic concentration of their investments, as well as the current and past financial condition of California and Florida municipal issuers, respectively. Certain California and Florida constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could result in certain adverse consequences affecting California and Florida municipal obligations, respectively. See the SAI for a more detailed description of these and other risks relating to the California Money Fund's, California Municipal Fund's and California Insured Intermediate Municipal Fund's investments in California municipal obligations and the Florida Insured Municipal Fund's investments in Florida municipal obligations.

The Global Money Fund will invest at least 25% of its assets in bank obligations unless the Fund is in a temporary defensive position. As a result of this concentration policy, which is a fundamental policy of the Fund, the Fund's investments may be subject to greater risk than a fund that does not concentrate in the banking industry. In particular, bank obligations may be subject to the risks associated with interest rate volatility, changes in federal and state laws and regulations governing banking and the inability of borrowers to pay principal and interest when due. In addition, foreign banks present the risks of investing in foreign securities generally and are not subject to reserve requirements and other regulations comparable to those of U.S. banks.

GOVERNMENT STRIPPED MORTGAGE-BACKED SECURITIES. The Short Term High Quality Bond, Short Term Global Government, U.S. Government and Corporate Income Funds may invest in government stripped mortgage-backed securities issued or guaranteed by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These securities represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage-backed certificates issued by GNMA, FNMA or FHLMC, as the case may be. The certificates underlying the government stripped mortgage-backed securities represent all or part of the beneficial interest in pools of mortgage loans. The Funds will invest in interest-only government stripped mortgage-backed securities in order to enhance yield or to benefit from anticipated appreciation in value of the securities at times when the appropriate Sub-Advisor believes that interest rates will remain stable or increase. In periods of rising interest rates, the value of interest-only government stripped mortgage-backed securities may be expected to increase because of the diminished expectation that the underlying mortgages will be prepaid. In this situation the expected increase in the value of interest-only government stripped mortgage-backed securities may offset all or a portion of any decline in value of the portfolio securities of the Funds. Investing in government stripped mortgage-backed securities involves the risks normally associated with investing in mortgage-backed securities issued by government or government-related entities. See "Mortgage-Backed

Securities" section. In addition, the yields on interest-only and principal-only government stripped mortgage-backed securities are extremely sensitive to the prepayment experience on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on interest-only government stripped mortgage-backed securities and increasing the yield to maturity on principal-only government stripped mortgage-backed securities. Conversely, if an increase in the level of prevailing interest rates results in a rate of principal prepayments lower than anticipated, distributions of principal will be deferred, thereby increasing the yield to maturity on interest-only government stripped mortgage-backed securities and decreasing the yield to maturity on principal-only government stripped mortgage-backed securities. Sufficiently high prepayment rates could result in the Fund's not fully recovering its initial investment in an interest-only government stripped mortgage-backed security. Government stripped mortgage-backed securities are currently traded in an over-the-counter market maintained by several large investment banking firms. There can be no assurance that the Fund will be able to effect a trade of a government stripped mortgage-backed security at a time when it wishes to do so. The Funds will acquire government stripped mortgage-backed securities only if a liquid secondary market for the securities exists at the time of acquisition.

HOLDINGS IN OTHER INVESTMENT COMPANIES. When the Sub-Advisor of each Fund believes that it would be beneficial to the Fund and appropriate under the circumstances, the Sub-Advisor may invest up to 10% of the Fund's assets in securities of mutual funds that are not affiliated with Sierra Advisors or any Sub-Advisor. As a shareholder in any such mutual fund, the Fund will bear its ratable share of the mutual fund's expenses, including management fees, and will remain subject to the Fund's advisory and administration fees with respect to the assets so invested.

ILLIQUID SECURITIES. Up to 15% of the net assets of each Non-Money Fund, and up to 10% of the net assets of each Money Fund, may be invested in securities that are not readily marketable, including: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon; (4) certain over-the-counter options, as described in the SAI; (5) except for the Short-Term Global Government Fund, certain variable rate demand notes having a demand period of more than seven days; and (6) securities the disposition of which is restricted under federal securities laws (excluding Rule 144A Securities, described below). The Funds will not include for purposes of the restrictions on illiquid investments securities sold pursuant to Rule 144A under the Securities Act of 1933, as amended, so long as such securities meet liquidity guidelines established by the Trust's Board of Trustees. Under Rule 144A, securities which would otherwise be restricted may be sold to persons other than issuers or dealers to qualified institutional buyers.

LEASE OBLIGATION BONDS. Lease obligation bonds are mortgages on a facility that is secured by the facility and are paid by a lessee over a long term. The rental stream to service the debt as well as the mortgage are held by a collateral trustee on behalf of the public bondholders. The primary risk of such instrument is the risk of default. Under the lease indenture, the failure to pay rent is an event of default. The remedy to cure default is to rescind the lease and sell the asset. If the lease obligation is not readily marketable or market quotations are not readily available, such lease obligations will be subject to a Fund's 15% limit on illiquid securities. The Money Funds will not invest in Lease Obligation Bonds.

LENDING OF SECURITIES. All of the Funds except the U.S. Government, California Municipal and Florida Insured Municipal Funds have the ability to lend portfolio securities to brokers and other financial organizations. By lending its securities, a Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities are used as collateral. These loans, if and when made, may not exceed 20% of a Fund's total assets. Loans of portfolio securities by a Fund will be collateralized by cash, letters of credit or U.S. Government Securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund involved. Each Fund's Sub-Advisor will monitor on an ongoing basis the credit worthiness of the institutions to which the Fund lends securities.

LOWER-RATED SECURITIES. The Growth and Emerging Growth Funds may each invest up to 35%, and the Short Term Global Government Fund may invest up to 10%, of the total assets of the Fund, respectively, in debt securities rated lower than BBB by S&P or Baa by Moody's, or of equivalent quality as determined by that Fund's Sub-Advisor. Non-investment-grade debt securities are securities rated BB or lower and are commonly referred to as "junk bonds."

Securities rated below investment-grade, as well as unrated securities, usually entail greater risk (including the possibility of default or bankruptcy of the issuers), and generally involve greater price volatility and risk of principal and income, and may be less liquid, than securities in higher rated categories. Both price volatility and illiquidity may make it difficult for the Fund to value certain of these securities at certain times and these securities may be difficult to sell under certain market conditions. Prices for non-investment-grade debt securities may be affected by legislative and regulatory developments. For further information, see "Investment Objectives and Policies of the Funds -- Strategies Available to Short Term Global Government Fund, Growth Fund and Emerging Growth Fund" in the SAI.

Non-investment-grade debt securities are often considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The Growth Fund has no pre-established minimum quality standards and may invest in debt securities of any quality, including non-investment-grade debt securities that may offer higher yields because of the greater risks involved in such investments.

MORTGAGE-BACKED SECURITIES. All of the Funds may invest in mortgage-backed U.S. Government Securities which represent an interest in a pool of mortgage loans. Each of the Money Funds may invest in such securities pursuant to its authority to make money market investments. The primary government issuers or guarantors of mortgage-backed securities are GNMA, FNMA and FHLMC. Mortgage-backed securities provide a monthly payment consisting of interest and principal payments. Additional payments may be made out of unscheduled repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Prepayments of principal on mortgage-related securities may tend to increase due to refinancing of mortgages as interest rates decline. Prompt payment of principal and interest on GNMA mortgage pass-through certificates is backed by the full faith and credit of the United States. FNMA guaranteed mortgage pass-through certificates and FHLMC participation certificates are solely the obligations of those entities but are supported by the discretionary authority of the U.S. Government to purchase the agencies' obligations. Collateralized Mortgage Obligations are a type of bond secured by an underlying pool of mortgages or mortgages pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. In addition, the U.S. Government Fund may invest in commercial Mortgage-Backed Securities, which are similar to the above Mortgage-Backed Securities, except they are issued by non-governmental entities and are created by pooling together commercial and multifamily mortgage loans into trusts that are structured into different classes or series based upon the prioritization of cash flows. Commercial Mortgage-Backed Securities include Collateralized Mortgage Obligations and real estate mortgage investment conduits ("REMICs"). While commercial Mortgage-Backed Securities are generally structured with one or more types of credit enhancement, they typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

To the extent that a Fund purchases mortgage-related or mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal (which may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of the premium paid. The yield of the Fund may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the value of mortgage-related securities, including government and government-related mortgage pools, will generally fluctuate in response to market interest rates.

MUNICIPAL LEASES. The California Insured Intermediate Municipal and National Municipal Funds may acquire participations in lease obligations or installment purchase contract obligations (hereinafter collectively called "lease obligations") of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. In the case of a "non-appropriation" lease, the Fund's ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property in the event foreclosure might prove difficult.

The Fund will not invest more than 5% of its total investment assets in lease obligations that contain "non-appropriation" clauses where (1) the nature of the leased equipment or property is such that its ownership or use is essential to a governmental function of the municipality, (2) the lease payments will commence amortization of principal at an early date resulting in an average life of seven years or less for the lease obligation, (3) appropriate covenants will be obtained from the municipal obligor prohibiting the substitution or purchase of similar equipment if lease payments are not appropriate, (4) the lease obligor has maintained good market acceptability in the past, (5) the investment is of a size that will be attractive to institutional investors, and (6) the underlying leased equipment has elements of probability and/or use that enhance its marketability in the event foreclosure on the underlying equipment were ever required. The Fund will not invest in lease obligations that contain "non-appropriation" clauses that do not meet these criteria. The Fund has not imposed any percentage limitations with respect to its investment in lease obligations not subject to the "non-appropriation" risk.

To reduce investment risk, the Municipal Funds may not invest more than 25% of their respective total assets in Municipal Securities the interest on which is paid from revenues of similar-type projects. Except for the limitations on borrowing, the investment guidelines set forth in this paragraph may be changed at any time without shareholder consent by vote of the Board of Trustees of the Trust. A complete list of investment restrictions that identifies additional restrictions that cannot be changed without the approval of a majority of an affected Fund's outstanding shares is contained in the SAI.

MUNICIPAL SECURITIES AND AMT-SUBJECT BONDS. "Municipal Securities" are debt obligations issued by states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. "California Municipal Securities" are Municipal Securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico. "Florida Municipal Securities" are Municipal Securities issued by the State of Florida and its political subdivisions.

"AMT-Subject Bonds" are Municipal Securities issued to finance certain "private activities," such as bonds used to finance airports, housing projects, student loan programs and water and sewer projects. Interest on AMT-Subject Bonds is a specific tax preference item for purposes of the federal individual and corporate alternative minimum taxes. In the past, AMT-Subject Bonds have provided, and may continue to provide, somewhat higher yields than comparable Municipal Securities, the interest on which is not a specific tax preference item for purposes of the federal individual and corporate alternative minimum taxes. See "Dividends, Capital Gains and Taxes" for a discussion of the tax consequences of investing in AMT-Subject Bonds.

NEW ISSUERS. All of the Funds except the Money Funds may invest up to 5% of its assets in the securities of issuers which have been in continuous operation for less than three years.

NON-DIVERSIFIED STATUS. Each of the California Money, Short Term Global Government, California Municipal, Florida Insured Municipal and California Insured Intermediate Municipal Funds is classified as a "non-diversified" investment company under the 1940 Act, which means that the Fund is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. Each of these Funds must, however, meet certain diversification standards to qualify as a regulated investment company under the Code. See the section "Taxes" in the SAI. Each of these Funds may assume large positions in the obligations of a small number of issuers which may subject the Fund to greater credit and other risks than a more broadly diversified portfolio.

OPTIONS ON SECURITIES.

Option Purchase. All of the Funds except the Municipal Funds and the Money Funds may purchase put and call options on portfolio securities in which it may invest that are traded on a U.S. or foreign securities exchange or in the over-the-counter market. A Fund may utilize up to 10% of its assets to purchase put options on portfolio securities and may do so at or about the same time that it purchases the underlying security or at a later time. By buying a put, a Fund limits its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. A Fund may also utilize up to 10% of its assets to purchase call options on securities in which it is authorized to invest. Call options may be purchased by a Fund in order to acquire the underlying securities for the Fund at a price that avoids any additional cost that would result from a substantial increase in the market value of a security. A Fund may also purchase call options to increase its return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to their expirations, put and call options may be sold in closing sale transactions (sales by the Fund, prior to the exercise of options that it has purchased, of options of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

Covered Option Writing. Certain Funds may write put and call options on securities for hedging purposes and the other purposes described in the section "Strategic Transactions." A Fund realizes fees (referred to as "premiums") for granting the rights evidenced by the options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period.

Upon the exercise of a put option written by a Fund, the Fund may suffer a loss equal to the difference between the price at which the Fund is required to purchase the underlying security and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by the Fund, the Fund may suffer a loss equal to the excess of the security's market value at the time of the option exercise over the Fund's acquisition cost of the security, less the premium received for writing the option.

Certain Funds may write covered options on portfolio securities to enhance current return. Accordingly, whenever a Fund writes a call option, it will continue to own or have the present right to acquire the underlying security without the payment of additional consideration for as long as it remains obligated as the writer of the option. To support its obligation to purchase the underlying security if a put option is exercised, a Fund will either (1) deposit with the Trust's custodian in a segregated account cash, U.S. Government Securities or other short-term, high-grade debt obligations having a value at least equal to the exercise price of the underlying securities or (2) continue to own an equivalent number of puts on the same "series" (that is, puts on the same underlying security having the same exercise prices and expiration dates as those written by the Fund), or an equivalent number of puts on the same "class" (that is, puts on the same underlying security) with exercise prices greater than those that it has written (or, if the exercise prices of the puts it holds are less than the exercise prices of those it has written, it will deposit the difference with the custodian in a segregated account).

The principal reason for writing covered call and put options on a securities portfolio is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of the covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that the Funds may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

A Fund may engage in closing purchase transactions to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, a Fund would purchase, prior to the holder's exercise of an option that the Fund has written, an option of the same series as that on which the Fund desires to terminate its obligation. The obligation of the Fund under an option that it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as the result of the transaction. There can be no assurance that the Fund will be able to effect closing purchase transactions at a time when it wishes to do so. The ability of the Fund to engage in closing transactions with respect to options depends on the existence of a liquid secondary market. While the Fund will generally purchase or write options only if there appears to be a liquid secondary market for the options purchased or sold, for some options no such secondary market may exist or the market may cease to exist. To facilitate closing purchase transactions, however, the Fund will ordinarily write options only if a secondary market for the options exists on a U.S. securities exchange or in the over-the-counter market.

Option writing for the Funds may be limited by position and exercise limits established by U.S. securities exchanges and the NASD and by requirements of the Code for qualification as a regulated investment company. In addition to writing covered put and call options to generate current income, the Funds may enter into options transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedge position; at the same time, however, a properly correlated hedge will result in a gain on the portfolio position's being offset by a loss on the hedge position. The Funds bear the risk that the prices of the securities being hedged will not move in the same amount as the hedge. A Fund will engage in hedging transactions only when deemed advisable by its Sub-Advisor. Successful use by the Fund of options will depend on its Sub-Advisor's ability to correctly predict movements in the direction of the stock underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will adversely affect the Fund's performance.

OPTIONS ON FOREIGN CURRENCIES. All of the Funds except the U.S. Government Fund, the Municipal Funds and the Money Funds may purchase and write put and call options on foreign currencies for the purpose of hedging against declines in U.S. Dollar value on foreign currency-denominated portfolio securities and against increases in the U.S. Dollar cost of such securities to be acquired. As in the case of other kinds of options, however, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to the Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. There is no specific percentage limitation on the Fund's investments in options on foreign currencies. See the SAI for further discussion of the use, risks and costs of options on foreign currencies.

OPTIONS ON FOREIGN STOCK INDEXES. The International Growth, Growth, Growth and Income, Emerging Growth, Short Term High Quality Bond, Short Term Global Government and California Insured Intermediate Municipal Funds may, subject to applicable securities regulations, purchase and write put and call options on foreign stock indexes listed on foreign and domestic stock exchanges for the purposes of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Examples of foreign stock indexes are the Canadian Market Portfolio Index (Montreal Stock Exchange), The Financial Times -- Stock Exchange 100 (London Stock Exchange) and the Toronto Stock Exchange Composite 300 (Toronto Stock Exchange).

Options on stock indexes are generally similar to options on stock except for different delivery requirements. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in U.S. Dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the securities portfolio of the Fund correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use of options on stock indexes by the Fund will be subject to its Sub-Advisor's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Options on securities indexes entail risks in addition to the risks of options on securities. Because exchange trading of options on securities indexes is relatively new, the absence of a liquid secondary market to close out an option position is more likely to occur, although the Fund generally will only purchase or write such an option if the Sub-Advisor believes the option can be closed out. Because options on securities indexes require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations. The Fund will engage in stock index options transactions only when determined by its Sub-Advisor to be consistent with its efforts to control risk. There can be no assurance that such judgment will be accurate or that the use of these portfolio strategies will be successful.

When the Fund writes an option on a stock index, it will establish a segregated account with the Trust's custodian or with a foreign sub-custodian in which the Fund will deposit cash or cash equivalents or a combination of both in an amount equal to the market value of the option, and will maintain the account while the option is open.

OVER THE COUNTER OPTIONS. Each of the Funds except the U.S. Government, U.S. Government Money, California Money and Municipal Funds may write or purchase options in privately negotiated domestic or foreign transactions ("OTC Options"), as well as exchange-traded or "listed" options on foreign currencies. Each of the Funds except the Municipal and Money Funds may write or purchase OTC Options on securities. OTC Options can be closed out only by agreement with the other party to the transaction, and thus any OTC Options purchased by a Fund will be considered an illiquid security. In addition, certain OTC Options on foreign currencies are traded through financial institutions acting as market-makers in such options and the underlying currencies.

OTC Options entail risks in addition to the risks of exchange-traded options. Exchange-traded options are in effect guaranteed by the Options Clearing Corporation while a Fund relies on the party from whom it purchases an OTC Option to perform if the Fund exercises the option. With OTC Options, if the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, the Fund will lose the premium paid for the option as well as any anticipated benefit of the transaction. Furthermore, OTC Options are less liquid than exchange-traded options.

REPURCHASE AGREEMENTS. All of the Funds may invest in repurchase agreements, which are agreements to purchase underlying debt obligations from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase the obligations at an established time and price. The collateral for such repurchase agreements will be held by the Fund's custodian or a duly appointed sub-custodian. A Fund will enter into repurchase agreements only with banks and broker-dealers that have been determined to be creditworthy by the Fund's Board of Trustees under criteria established with the assistance of the Advisor. The seller under a repurchase agreement would be required to maintain the value of the obligations subject to the repurchase agreement at not less than the repurchase price. Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. In addition, if bankruptcy proceedings are commenced with respect to the seller of the obligations, the Fund may be delayed or limited in its ability to sell the collateral. Investments by the California Money Fund in repurchase agreements, if any, are limited by the restrictions of that Fund's investment in taxable instruments.

REVERSE REPURCHASE AGREEMENTS. Each of the Funds except the Money Funds may engage in reverse repurchase agreements. Reverse repurchase agreements are the same as repurchase agreements except that, in this instance, the Funds would assume the role of seller/borrower in the transaction. The Funds will maintain segregated accounts with the Trust's custodian consisting of U.S. Government Securities, cash or money market instruments that at all times are in an amount equal to their obligations under reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of the securities and, if the proceeds from the reverse purchase agreement are invested in securities, that the market value of the securities bought may decline below the repurchase price of the securities sold. Each Fund's Sub-Advisor, acting under the supervision of the Board of Trustees, reviews, on an ongoing basis the creditworthiness of the partners with which it enters into reverse repurchase agreements. Under the Investment Company Act, reverse repurchase agreements may be considered borrowings by the seller. For each of the Funds except the U.S. Government, Short Term High Quality Bond and Corporate Income Funds, whenever borrowings by a Fund, including reverse repurchase agreements, exceed 5% of the value of a Fund's total assets, the Fund will not purchase any securities. The U.S. Government, Short Term High Quality Bond and Corporate Income Funds are prohibited from borrowing money or entering reverse repurchase agreements or dollar roll transactions in the aggregate in excess of 33 1/3 percent of the Fund's total assets (after giving effect to such borrowings).

STAND-BY COMMITMENTS. The California Money Fund and the Municipal Funds may acquire "stand-by commitments" with respect to Municipal Securities held in their portfolios. Under a stand-by commitment, a dealer agrees to purchase, at a Fund's option, specified Municipal Securities at a specified price. A Fund may pay for stand-by commitments either separately in cash or by paying a higher price for the securities acquired with the commitment, thus increasing the cost of the securities and reducing the yield otherwise available from them. Each Fund intends to enter into stand-by commitments only with brokers, dealers and banks that, in the opinion of its Sub-Advisor, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, the Sub-Advisors will periodically review relevant financial information concerning the issuer's assets, liabilities and contingent claims. The Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes.

STRATEGIC TRANSACTIONS. Subject to the investment limitations and restrictions for each of the Funds as stated elsewhere in the prospectus and SAI, each of the Funds, except the Money Funds, may, but is not required to, utilize various other investment strategies as described below to hedge various market risks, to manage the effective maturity or duration of fixed-income securities, or to seek potentially higher returns. Utilizing these investment strategies, the Fund may purchase and sell, to the extent not otherwise limited or restricted for such Fund, exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to seek potentially higher returns, although no more than 5% of the Fund's assets will be used as the initial margin or purchase price of options for Strategic Transactions entered into for purposes other than "bona fide hedging" positions as defined in the regulations adopted by the Commodity Futures Trading Commission. Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions. The use of Strategic Transactions involves special considerations and risks, for example (1) the ability of the Fund to utilize these Strategic Transactions successfully will depend on the Sub-Advisor's ability to predict, which cannot be assured, pertinent market movements; and (2) there might be imperfect correlation, or even no correlation, between price movements of Strategic Transactions and price movements of the related portfolio positions. Strategic Transactions can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements or of unfavorable currency fluctuations in the related portfolio or currency positions, but can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in positions. The Fund will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes. For more information see discussion in other sections of "Securities and Investment Practices" and the SAI.

U.S. GOVERNMENT SECURITIES. All of the Funds may invest in U.S. Government Securities, which include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes and bonds) and obligations directly issued or guaranteed by U.S. Government agencies or instrumentalities. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government (such as GNMA Bonds), others are backed only by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks) and still others are backed only by the credit of the instrumentality (such as FNMA and FHLMC Bonds).

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. In order to secure yields or prices deemed advantageous at the time, all of the Funds except the Money Funds may purchase or sell securities on a when-issued or a delayed-delivery basis. The Funds will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, the Funds prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself. The Funds will establish a segregated account with Boston Safe consisting of cash, U.S. Government Securities or other high grade debt obligations in an amount equal to the amount of its when-issued and delayed-delivery commitments.

WHEN-ISSUED MUNICIPAL SECURITIES AND FORWARD COMMITMENTS. The California Money Fund and the Municipal Funds may purchase Municipal Securities offered on a "when-issued" basis and may purchase or sell Municipal Securities on a "forward commitment" basis. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the Municipal Securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction.

The use of when-issued transactions and forward commitments enables the Funds to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, a Fund might sell Municipal Securities that it owned on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, a Fund might sell a Municipal Security and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. However, if the relevant Fund's Sub-Advisor were to forecast incorrectly the direction of interest rate movements, the Fund might be required to complete such when-issued or forward transactions at prices inferior to then-current market values.

When-issued Municipal Securities and forward commitments may be sold prior to the settlement date, but a Fund enters into when-issued and forward commitments only with the intention of actually receiving or delivering the Municipal Securities, as the case may be. If a Fund, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss. When-issued Municipal Securities may include bonds purchased on a "when, as and if issued" basis, under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a proposed financing by appropriate municipal authorities. Any significant commitment of a Fund's assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Fund's NAV. No when-issued or forward commitments will be made by a Fund if, as a result, more than 20% of the value of the Fund's total assets would be committed to such transactions.

PERFORMANCE INFORMATION

YIELD

THE MONEY FUNDS. From time to time, advertisements or shareholder reports concerning the Money Funds may describe YIELD and EFFECTIVE YIELD. The YIELD of a Fund refers to the income generated by an investment in the Fund over a 7-day period identified in the advertisement. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. EFFECTIVE YIELD is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. EFFECTIVE YIELD will be slightly higher than the YIELD because of the compounding effect of this assumed reinvestment.

THE BOND FUNDS. From time to time, the Bond Funds (including the Municipal Funds) may advertise the 30-day YIELD. The 30-day YIELD of a Bond Fund refers to the income generated by an investment in such Fund over the 30-day period identified in the advertisement, and is computed by dividing the net investment income per share earned by the Fund during the period by the maximum Public Offering Price per share on the last day of the 30-day period. This income is "annualized" by assuming that the amount of income is generated each month over a one-year period and is compounded semiannually. The annualized income is then shown as a percentage of the maximum Public Offering Price. In addition, the Bond Funds may advertise a similar 30-day YIELD computed in the same manner except that the NAV per share is used in place of the Public Offering Price per share.

THE MUNICIPAL FUNDS. The Municipal Funds and the California Money Fund may also quote TAX EQUIVALENT YIELD. TAX EQUIVALENT YIELD shows the taxable yields an investor would have to earn before taxes to equal the Fund's tax-free yields. A tax-equivalent yield is calculated by dividing a Fund's tax-exempt yield by the result of one minus the sum of a stated federal and applicable state tax rate, based upon the highest marginal tax rate and adjusted for the federal deduction of state taxes paid. To the extent that a Fund's yield for a particular investor is not taxable by cities and counties, the tax equivalent yields experienced by the investor will be higher than the tax equivalent yields quoted by the Fund. If only a portion of a Fund's income is tax-exempt, only that portion is adjusted in the calculation.

TOTAL RETURN

From time to time, a Fund may advertise its average annual total return over various periods of time. Such TOTAL RETURN figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

ADDITIONAL PERFORMANCE QUOTATIONS. Advertisements of total return will always show a calculation that includes the effect of the maximum sales charge but may also show total return without giving effect to that charge. Similarly, a Fund may provide yield quotations in investor communications based on the Fund's NAV (rather than its Public Offering Price) per share on the last day of the period covered by the yield computation. Because these additional quotations will not reflect the maximum sales charge payable, such performance quotations will be higher than the performance quotations that include the maximum sales charge.

TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT A PREDICTION OF FUTURE PERFORMANCE.

PERFORMANCE COMPARISONS


In reports or other communications to shareholders or in advertising material, a Fund may compare the performance of its Class A, Class B and Class I Shares with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc., CDA Technologies, Inc. or similar independent services that monitor the performance of mutual funds or with other appropriate indexes of investment securities. In addition, certain indexes may be used to illustrate historic performance of select asset classes. These may include, among others, the Dimensional Fund Advisor's Small Cap Index, the Lehman Brothers GNMA Index, the S&P 100 Index, the Lehman Brothers Index of Baa-rated Corporate Bonds, the T-Bill Index, the Bank Rate Monitor, Donoghue's Money Fund Averages and the "Stocks, Bonds and Inflation Index" published annually by Ibbotson Associates. The performance information may also include evaluations of the Funds published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Business Week, Forbes, Fortune, Institutional Investor, Money and The Wall Street Journal. The International Growth, Short Term Global Government and Growth Funds may compare their performance to other investments or relevant indexes consisting of Salomon Brothers Short Term Global Bond Index, J.P. Morgan Global Government Traded Index, Morgan Stanley Capital International EAFE Index, the Standard & Poor's 500 Index, the Lipper International Fund Index and The Financial Times World Stock Index. If a Fund compares its performance to other funds or to relevant indexes, the Fund's performance will be stated in the same terms in which such comparative data and indexes are stated, which is normally total return rather than yield. For these purposes the performance of the Fund, as well as the performance of such investment companies or indexes, may not reflect sales charges, which, if reflected, would reduce performance results.


In addition, the Municipal Funds and the California Money Fund may attempt to illustrate in advertising or sales literature the benefits of tax-free investing. For example, Table 1 on the following page shows California investors the approximate yield that a taxable investment must earn at various sample income brackets to produce after-tax yields equivalent to those of tax-exempt investments, such as the California Municipal, California Insured Intermediate Municipal and California Money Funds, yielding from 2.00% to 7.00%. Table 2 on the following page shows taxpayers how to translate federal tax savings from investments, such as the National Municipal Fund, into an equivalent yield from a taxable investment. The yields, tax rates and income brackets following are for illustration purposes only and are not intended to represent current or future yields for the Funds, current tax rates or income brackets. The yields, tax rates and income brackets following may be higher or lower than the yields, tax rates and income brackets shown. Calculations are computed in accordance with standard SEC calculations of 30-day yield. The California marginal tax rates presented assume payment of the highest California tax rate for the particular federal marginal tax rate quoted. The income brackets and tax rates presented are only samples since the Internal Revenue Service ("IRS") adjusts the brackets annually for inflation, and tax rates are subject to change by legislation. Investors should consult their tax adviser with specific reference to their own tax situation.

Performance information is computed separately for each Fund's Class A, Class B and Class I Shares. Because Class B Shares bear the expense of the higher distribution and service fees, it is expected that performance for a Fund's Class B Shares will be lower than that for a Fund's Class A or Class I Shares. Because Class I Shares do not bear any distribution or service fees, performance for a Fund's Class I Shares will be higher than that for a Fund's Class A or Class B Shares.

                             TAX EQUIVALENT YIELDS

TABLE 1


                                                                            Combined
                                                                            Federal                   Tax-Exempt Yield
             Sample 1996 Federal                                              and         ----------------------------------------
           Taxable Income Brackets              Federal      California    California     2.00%    2.50%    3.00%    3.50%    4.00%
   ----------------------------------------    Marginal      Marginal       Marginal      ----------------------------------------
     Single Return          Joint Return       Tax Rate+     Tax Rate*     Tax Rate**                  Taxable Yield
   ------------------    ------------------    ---------     ---------     ----------     ----------------------------------------
       $0-$24,000            $0-$40,100            15%          6.00%         20.10%      2.50%    3.13%    3.75%    4.38%    5.01%
    $24,000-$58,150       $40,100-$96,900          28%          9.30%         34.70%      3.06%    3.83%    4.59%    5.36%    6.13%
    $58,150-$121,300      $96,900-$147,700         31%          9.30%         37.42%      3.20%    3.99%    4.79%    5.59%    6.39%
   $121,300-$263,750     $147,700-$263,750         36%          9.30%         41.95%      3.44%    4.31%    5.17%    6.03%    6.89%
    $263,750 and up       $263,750 and up        39.6%          9.30%         45.22%      3.65%    4.56%    5.48%    6.39%    7.30%

                                                                            Combined
                                                                            Federal
             Sample 1996 Federal                                              and
           Taxable Income Brackets              Federal      California    California
   ----------------------------------------    Marginal      Marginal       Marginal
     Single Return          Joint Return       Tax Rate+     Tax Rate*     Tax Rate**
   ------------------    ------------------    ---------     ---------     ----------
       $0-$24,000            $0-$40,100            15%          6.00%         20.10%
    $24,000-$58,150       $40,100-$96,900          28%          9.30%         34.70%
    $58,150-$121,300      $96,900-$147,700         31%          9.30%         37.42%
   $121,300-$263,750     $147,700-$263,750         36%          9.30%         41.95%
    $263,750 and up       $263,750 and up        39.6%          9.30%         45.22%


                  Tax-Exempt Yield
--------------------------------------------------------
4.50%     5.00%     5.50%     6.00%      6.50%     7.00%
--------------------------------------------------------
                   Taxable Yield
--------------------------------------------------------
5.63%     6.26%     6.88%     7.51%      8.14%     8.76%
6.89%     7.66%     8.42%     9.19%      9.95%    10.72%
7.19%     7.99%     8.79%     9.59%     10.39%    11.19%
7.75%     8.61%     9.47%    10.34%     11.20%    12.06%
8.21%     9.13%    10.04%    10.95%     11.87%    12.78%

TABLE 2



                                                                                     Tax-Exempt Yield
             Sample 1996 Federal                                    ---------------------------------------------------
           Taxable Income Brackets                                  4.50%    5.00%    5.50%    6.00%    6.50%     7.00%
   ----------------------------------------    Federal Marginal     ---------------------------------------------------
     Single Return          Joint Return          Tax Rate+                            Taxable Yield
   ------------------    ------------------    ----------------     ---------------------------------------------------
       $0-$24,000            $0-$40,100               15%           5.29%    5.88%    6.47%    7.06%     7.65%     8.24%
    $24,000-$58,150       $40,100-$96,900             28%           6.25%    6.94%    7.64%    8.33%     9.03%     9.72%
    $58,150-$121,300      $96,900-$147,700            31%           6.52%    7.25%    7.97%    8.70%     9.42%    10.14%
   $121,300-$263,750     $147,700-$263,750            36%           7.03%    7.81%    8.59%    9.38%    10.16%    10.94%
    $263,750 and up       $263,750 and up           39.6%           7.45%    8.28%    9.11%    9.93%    10.76%    11.59%

------------------------------------

* California taxable income may differ due to differences in exemptions, itemized deductions and other items.

** Rates do not include the phase-out of personal exemptions or itemized deductions. Rates include the federal deduction of state taxes paid.

+ Rates do not include the phase-out of personal exemptions or itemized deductions.

OBTAINING PERFORMANCE INFORMATION

Each Fund's strategies, performance, and holdings are detailed twice a year in fund reports, which are sent to all shareholders. The SAI describes the methods used to determine a Fund's performance. Shareholders may call 800-222-5852 for performance information. Shareholders may make inquiries regarding a Fund, including current total return figures, to any Authorized Dealer, or by calling Shareholder Services at 800-222-5852.

YOUR ACCOUNT

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WAYS TO SET UP YOUR ACCOUNT
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INDIVIDUAL OR JOINT ACCOUNT

Individual accounts are owned by one person. Two types of joint accounts (having two or more owners) can be opened:

        (1) in a "joint tenancy" account, the surviving owner(s) automatically receive(s) the shares of any owner(s) who die(s); and

        (2) in a "tenants in common" account, the heir(s) of any deceased owner receive(s) such owner's shares, rather than the surviving owners of the joint account.
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RETIREMENT

Retirement plans protect investment income and capital gains from current taxes. Contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.

- INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS") allow persons of legal age and under 70 1/2 years old with earned income to protect up to $2,000 per tax year from certain tax effects. If your spouse has earned income of less than $250 per year, you can protect an additional $250 per year in your spouse's name.

- ROLLOVER IRAS permit persons to retain special tax advantages for certain transfers from employer-sponsored retirement plans (often occurring when a person changes employers).

- SIMPLIFIED EMPLOYEE PENSION PLANS ("SEP-IRAS") provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
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GIFTS OR TRANSFERS TO A MINOR CHILD ("UGMA," "UTMA")

These gifts or transfers provide a way to give money to a child and obtain tax benefits. A parent or grandparent can give up to $10,000 a year to each child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).
--------------------------------------------------------------------------------

TRUST

Trusts can be used for many purposes, including charitable contributions and providing a regular income for a child until a certain age. The trust must be established before an account can be opened.
--------------------------------------------------------------------------------

CORPORATION OR OTHER ORGANIZATION

Corporations, associations, partnerships, institutions, or other groups may invest for many purposes.
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HOW TO INVEST IN THE FUNDS

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    To Open an Account: Minimum $250          To Add to an Account: Minimum $100
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BY PHONE               - Exchange from another Sierra Trust Fund,     - Exchange from another Sierra Trust
                         SPIF or SAM Portfolios account with same       Fund, SPIF or SAM Portfolios account
800-222-5852             registration, including name, address, and     with the same registration, including
                         taxpayer ID number (social security number     name, address, and taxpayer ID number.
                         for an individual).
                                                                        - Call Shareholder Services at 800-222-
                       - Call Shareholder Services at 800-222- 5852.    5852.
                         (6:00 a.m. to 6:00 p.m., Pacific Time/9:00
                         a.m. to 9:00 p.m., Eastern Time, Monday
                         through Friday and 6:00 a.m. to 3:00 p.m.,
                         Pacific Time/9:00 a.m. to 6:00 p.m.,
                         Eastern Time, on Saturdays)
--------------------------------------------------------------------------------------------------------------
BY MAIL                - Complete and sign the application. Make      - Make your check payable to "Sierra
                         your check or negotiable bank draft            Trust Funds." Indicate your Fund
                         payable to "Sierra Trust Funds."               account number on your check. Include
                                                                        the "next investment" stub from your
                         Mail the completed application form and        previous account statement. Mail the
                         check to:                                      check and stub to the address printed
                         Sierra Trust Funds                             on your account statement.
                         c/o First Data Investor Services Group
                         P.O. Box 5118                                - Exchange by mail: call 800-222-5852
                         Westboro, MA 01581-5118                        for instructions.
--------------------------------------------------------------------------------------------------------------
BY WIRE                1. Telephone Shareholder Services and give     - Instruct your bank/financial
                          the (a) name of the account as you wish it    institution to wire Federal Funds as
                          to be registered; (b) address of the          described at left under paragraph 2.
                          account; (c) taxpayer ID number (social
                          security number for an individual); and
                          (d) Fund name and class of shares.
                       2. Instruct your bank to wire Federal Funds
                          exactly as follows:
                          Boston Safe Deposit Trust
                          Boston, MA
                          ABA# 011-001234
                          For credit to: Sierra Trust Funds
                          Account #132012
                          (Fund Name and Class of Shares)
                          (Customer's Name)
                          (Customer's Social Security Number)
                       3. Mail the completed application form to:
                          Sierra Trust Funds
                          c/o First Data Investor Services Group
                          P.O. Box 5118
                          Westboro, MA 01581-5118
--------------------------------------------------------------------------------------------------------------
AUTOMATICALLY          1. Obtain and complete an application form.    - Pre-authorized monthly investments are
                                                                        now processed automatically. (Minimum
(Minimum New Account   2. Attach a voided check or deposit slip         Amount $25)
amount $100)              from the bank account you would like the
                          investments transferred from on the 15th
                          of each month.
                       3. Mail the application to the address
                          listed above.
--------------------------------------------------------------------------------------------------------------

INVESTMENT IN FUNDS THROUGH A SAM ACCOUNT. In addition to the considerable diversification among individual securities you receive by investing in a particular Fund, you can further reduce risk by spreading your assets among several different Funds that each have different risk and return characteristics. SAM is an active investment management service offered by Sierra Investment Services Corporation ("Sierra Services"), the SAM investment advisor, that allocates your investments across a combination of either Class A or Class S Shares of certain of the Funds selected to meet long-term investment objectives as well as, in certain circumstances, current income objectives. CLASS S SHARES ARE DESCRIBED IN MORE DETAIL IN A SEPARATE PROSPECTUS, WHICH MAY BE OBTAINED BY CALLING 800-222-5852 TOLL-FREE.

Sierra Services has developed investment strategies for SAM Accounts to meet the diverse financial needs of different investors. You can open a SAM Account by meeting with one of the investment professionals of an Authorized Dealer who will review your situation and help you identify your long-term investment objectives. After using SAM criteria to determine your long-term objectives, you can choose one of several investment strategies. Based on your chosen strategy, your initial investment will be allocated among a number of the Funds and the Class A or Class S Shares of such Funds. Depending on market conditions, Sierra Services from time to time (normally quarterly) reallocates the combination of Funds or the amounts invested in the respective Class A or Class S Shares of each to implement your SAM investment strategy. In addition, your SAM Account will be periodically rebalanced to maintain your SAM strategy's current asset allocation mix, if and when the Funds' performance unbalances the strategy's mix. You will pay Sierra Services a fee for the SAM Account service that is in addition to and separate from the fees and expenses you will pay directly or indirectly as an investor in the Funds. See "Summary of Sierra Trust Funds Expenses" and "Exchange Privileges and Restrictions."

From time to time, one or more of the Funds used for investment by the SAM Accounts may experience relatively large investments or redemptions due to SAM Account allocations or rebalancings recommended by Sierra Services. These transactions will affect the Funds, since Funds that experience redemptions as a result of reallocations or rebalancings may have to sell portfolio securities and Funds that receive additional cash will have to invest it. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs. The Advisor, representing the interests of the Funds, is committed to minimizing the impact of SAM Account transactions on the Funds; Sierra Services, representing the interest of the SAM Accounts, is also committed to minimizing such impact on the Funds to the extent it is consistent with pursuing the investment objective of the SAM Accounts. The Advisor and Sierra Services will nevertheless face conflicts in fulfilling their respective responsibilities because they are affiliates and employ some of the same professionals. In addition, Sierra Services is the Fund's distributor and is compensated on the sale of shares and may be compensated for distribution services on the sale of certain Class B and Class S Shares. See "Initial Sales Charge Alternative: Class A Shares," and "Exchange Privileges and Restrictions." The Advisor will monitor the impact of SAM Account transactions on the Funds.

TO PURCHASE SHARES. Purchase, sale and exchange orders received by Shareholder Services prior to the close of trading on any day that the New York Stock Exchange ("NYSE") is open (a "Business Day") are effected at that day's NAV for the Class of the Fund, plus any applicable sales charge (the "Public Offering Price"). Purchase, sale and exchange orders received after the close of the NYSE are priced as of the time the NAV is next determined on the next Business Day. Authorized Dealers are responsible for forwarding orders received on a Business Day to Shareholder Services by the close of trading on the NYSE the same day and failure to do so will result in an investor being unable to obtain that day's NAV. The NYSE is open Monday through Friday, although it is currently scheduled to be closed on New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and on the preceding Friday or subsequent Monday when any of these holidays falls on a Saturday or Sunday, respectively.

Purchases of each Class of the Fund shares are effected at the Fund's Public Offering Price next determined after a purchase order has been received in proper form. A purchase order will be deemed to be in proper form when all of the steps required, including submission of an application form, have been completed. In the case of an investment by wire, however, the order will be deemed to be in proper form after the telephone order and the federal funds wire have been received. The failure of a shareholder who purchases by wire to submit an application form in a timely fashion may cause delays in processing subsequent redemption requests. If a telephone order is received or if payment by wire is received after the close of the NYSE, 4:00 p.m. Eastern Time/1:00 p.m., Pacific Time, the shares will not be credited until the next Business Day. However, Shareholder Services will be open from 6:00 a.m. to 6:00 p.m., Pacific Time/9:00 a.m. to 9:00 p.m., Eastern Time, Monday through Friday, except when the NYSE is closed and 6:00 a.m. to 3:00 p.m., Pacific Time/ 9:00 a.m. to 6:00 p.m., Eastern Time, on Saturdays.

TIMING OF DIVIDENDS. Shares of certain Funds are entitled to dividends and distributions declared beginning the day after a purchase has been credited to an investor's account and ending on the day a redemption order is effected.

CLASS A AND B SHARES: ALTERNATIVE PURCHASE ARRANGEMENTS. The alternative purchase arrangements offered by the Trust enable you to choose the method of purchasing Fund shares that is most beneficial given the amount of your purchase, the length of time you expect to hold the shares and other circumstances. You should consider whether, during the anticipated life of your investment in the Trust, the accumulated continuing distribution and service fees and CDSCs on Class B Shares would be less than the initial sales charge and accumulated distribution fee on Class A Shares purchased at the same time, and to what extent such differential would be offset by the anticipated higher return of Class A Shares.

As an illustration, if you qualify for significantly reduced sales charges, you might elect to purchase Class A Shares, which carry an initial sales load, because no similar reductions in CDSC are available for the Class B Shares. Also, Class A Shares are subject to a lower distribution fee and, accordingly, such shares are expected to pay correspondingly higher dividends on a per share basis. However, because initial sales charges are deducted at the time of purchase of Class A Shares, the amount of your funds actually invested would be reduced by the amount of the sales charge and you would initially own fewer shares. For this reason, you might determine that it would be more advantageous to purchase Class B Shares, so that all of your funds will be invested initially, although you would be subject to a CDSC for a four or six-year period and higher ongoing distribution and service fees. In addition, if you expect to maintain your investment for an extended period of time (and even if you do not qualify for reduced initial sales charges), you might consider purchasing Class A Shares because the accumulated continuing distribution charges on Class B Shares may still exceed the initial sales charge and distribution charges applicable to Class A Shares during the same period.

LARGE PURCHASES OF CLASS B SHARES. When choosing between classes, investors should carefully consider the ongoing annual expenses along with the initial or contingent deferred sales charges. The relative impact of the initial sales charges, CDSCs and ongoing annual expenses will depend on the length of time a share is held. In almost all cases, investors planning to purchase $250,000 or more of Fund shares will pay lower aggregate charges and expenses by purchasing Class A Shares.

INITIAL SALES CHARGE ALTERNATIVE: CLASS A SHARES. Class A Shares of the Sierra Trust Funds are sold at the Public Offering Price. Investors purchasing Class A Shares of the Non-Money Funds incur a sales charge at purchase as described in the following tables. Purchases of $1 million or more and certain other purchases are not subject to the sales charge at the time of purchase, but may be subject to a 1.0% CDSC on redemptions within one year of purchase or a 0.5% CDSC on redemptions during the second year after purchase (the "Class A CDSC"), including redemptions of Money Fund Class A Shares acquired through exchange for such Non-Money Fund Class A Shares. No sales charge at time of purchase and no CDSC will be assessed on purchases of Class A Shares of a Money Fund, on the reinvestment of dividends or distributions on Class A Shares or on purchases of Class A Shares under the 180-day reinvestment privilege described in a following section. Class A Shares purchased through a qualified 401(k) or 403(b) plan may, in certain circumstances, be subject to a CDSC of 1.0% if the shares are redeemed within two years of their initial purchase. See "Application of Class A Shares CDSC" subsection in this section. For other waivers of Class A Shares sales charges, see the section "Waivers of Class A Initial Sales Charges." The following tables illustrate the sales charges applicable at purchase to Class A Shares at various investment levels.

                     FOR CLASS A SHARES OF NON-MONEY FUNDS

                 OTHER THAN SHORT TERM GLOBAL GOVERNMENT FUND,

             SHORT TERM HIGH QUALITY BOND FUND AND THE EQUITY FUNDS

                                                                                            DEALERS'
                                                           AS A % OF       AS A % OF       REALLOWANCE
                                                        OFFERING PRICE     NET ASSET        AS A % OF
                AMOUNT OF TRANSACTION                      PER SHARE         VALUE       OFFERING PRICE
------------------------------------------------------  ---------------    ----------    ---------------
Less than $50,000.....................................       4.50%           4.71%            4.00%
$50,000 but less than $100,000........................       4.00%           4.17%            3.50%
$100,000 but less than $250,000.......................       3.50%           3.63%            3.00%
$250,000 but less than $500,000.......................       3.00%           3.09%            2.50%
$500,000 but less than $1,000,000.....................       2.00%           2.04%            1.75%
$1,000,000 and over...................................        0%               0%              0%+

          FOR CLASS A SHARES OF SHORT TERM GLOBAL GOVERNMENT FUND AND
                       SHORT TERM HIGH QUALITY BOND FUND

                                                                                            DEALERS'
                                                           AS A % OF       AS A % OF       REALLOWANCE
                                                        OFFERING PRICE     NET ASSET        AS A % OF
                AMOUNT OF TRANSACTION                      PER SHARE         VALUE       OFFERING PRICE
------------------------------------------------------  ---------------    ----------    ---------------
Less than $50,000.....................................       3.50%           3.63%            3.00%
$50,000 but less than $100,000........................       3.00%           3.09%            2.50%
$100,000 but less than $250,000.......................       2.50%           2.56%            2.00%
$250,000 but less than $500,000.......................       2.25%           2.30%            2.00%
$500,000 but less than $1,000,000.....................       2.00%           2.04%            1.75%
$1,000,000 and over...................................        0%               0%              0%+

                     FOR CLASS A SHARES OF THE EQUITY FUNDS

                                                                                            DEALERS'
                                                           AS A % OF       AS A % OF       REALLOWANCE
                                                        OFFERING PRICE     NET ASSET        AS A % OF
                AMOUNT OF TRANSACTION                      PER SHARE         VALUE       OFFERING PRICE
------------------------------------------------------  ---------------    ----------    ---------------
Less than $50,000.....................................       5.75%           6.10%            5.00%
$50,000 but less than $100,000........................       4.75%           4.99%            4.00%
$100,000 but less than $250,000.......................       3.75%           3.90%            3.00%
$250,000 but less than $500,000.......................       2.75%           2.83%            2.25%
$500,000 but less than $1,000,000.....................       2.00%           2.04%            1.75%
$1,000,000 and over...................................        0%               0%              0%+

--------------------------------------------------------------------------------


+Investors do not pay a sales charge at time of purchase on purchases of $1 million or more; however, Sierra Services may pay the investment dealers of record on purchases of Class A Shares of $1 million or more a fee of up to 1.00% of the net asset value of such purchase.


Sierra Services, the distributor of the shares of the Funds, will pay the appropriate dealers' reallowance to Authorized Dealers. The dealers' reallowance may be changed from time to time. Upon notice, Sierra Services may reallow up to the full applicable sales charge to certain Authorized Dealers. Authorized Dealers may receive different compensation for selling one class of a Fund rather than another class of the Fund.

REDUCED SALES CHARGES AT PURCHASE.

As described below, the sales charge on purchases of Class A Shares of the Funds may be reduced through: (1) a Right of Accumulation; (2) Quantity Discounts; (3) a Letter of Intent; and (4) Reinvestment Privileges. Reduced sales charges may be modified or terminated at any time as to new purchases and/or letters of intent and are subject to confirmation of an investor's holdings. For more information about reduced sales charges, contact your investment representative or call 800-222-5852.

RIGHT OF ACCUMULATION. Under the Right of Accumulation, the current value of an investor's existing Class A Shares in the Non-Money Fund(s), Class B and Class S Shares in all the funds of the Trust, Class A Common Shares of Sierra Prime Income Fund ("SPIF") and Class A and Class B Shares of the SAM Portfolios may be combined with the amount of the investor's current purchase of Non-Money Fund Class A Shares in determining the sales charge applicable to such Class A Shares. In order to receive the cumulative quantity reduction, the investor or the securities dealer must call previous purchases of such Class A Common Shares, Class A, Class B and Class S Shares of the Trust and Class A and Class B Shares of the SAM Portfolios to the attention of Sierra Shareholder Services at the time of the current purchase.

QUANTITY DISCOUNTS. As shown in the tables previously and under the "Right of Accumulation" section, larger purchases of the Non-Money Fund Class A Shares of the Funds combined with Class B Shares and Class S Shares of the Funds, Class A Common Shares of SPIF and Class A and Class B Shares of the SAM Portfolios reduce the sales charge paid on the Non-Money Fund Class A Shares. The Funds will combine purchases of the Non-Money Fund Class A Shares with Class B and Class S Shares of the Funds, Class A Common Shares of SPIF and Class A and Class B Shares of the SAM Portfolios made on the same day by the investor, spouse, and any minor children when calculating the Non-Money Fund Class A Shares sales charge. In order to receive the cumulative quantity reduction, the investor or the securities dealer must call related purchases of such Class A Common Shares, Class A, Class B and Class S Shares of the Trust and Class A and Class B Shares of the SAM Portfolios to the attention of Sierra Shareholder Services at the time of the current purchase.


LETTER OF INTENT. An investor may qualify for a reduced sales charge on Non-Money Fund Class A Shares immediately by signing a "Letter of Intent" stating the investor's intention to invest during the following 13 months a specified amount in the Non-Money Fund Class A Shares, Class A Common Shares of SPIF and/or Class A Shares of the SAM Portfolios, which, if made at one time, would qualify for a reduced sales charge. Any redemptions or repurchases of Class A Shares or Class A Common Shares made during the 13-month period will be subtracted from the amount of purchases of Class A Shares or Class A Common Shares in determining whether the terms of the Letter of Intent have been met. During the term of a Letter of Intent, Sierra Shareholder Services will hold Non-Money Fund Class A Shares representing 5.00% of the amount purchased in escrow for payment of a higher sales load if the full amount specified in the Letter of Intent is not purchased within the 13-month period. The escrowed shares will be released when the full amount specified has been purchased. The investor is not bound to purchase the full amount specified, but if the full amount specified is not purchased within the 13-month period, the investor will be required to pay an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge the investor would have had to pay on the investor's aggregate purchases of Non-Money Fund Class A Shares if the total of such purchases had been made at a single time.



REINVESTMENT PRIVILEGE. Upon redemption of Class A Shares, a shareholder may reinvest any or all of the redemption proceeds in Class A Shares of a Fund without any sales charge provided the reinvestment is within 180 days of the redemption from the Fund. This reinvestment privilege does not apply to reinvestments made through the Sierra Automatic Investment Plan. To receive the privilege, the shareholder must notify the Authorized Dealer or Shareholder Services concerning the reinvestment.


WAIVERS OF CLASS A INITIAL SALES CHARGES. No initial sales charge will be assessed with respect to Class A Shares on: (1) purchases by (a) employees or retired employees of Great Western Financial Corporation ("GWFC") or any of its affiliates and members of their immediate families (spouses and minor children) and IRAs, Keogh Plans or employee benefit plans for those employees and retired employees; (b) directors, trustees, officers or advisory board members, or persons retired from such positions, of any investment company for which GWFC or an affiliate serves as investment advisor; (c) registered representatives or full-time employees of Authorized Dealers or full-time employees of banks affiliated with such dealers; (2) purchases by retirement plans created pursuant to Section 457 of the Code; (3) purchases that are paid for with the proceeds from the redemption of shares of a non-money market mutual fund not affiliated with the Trust or Sierra Services, where the purchase occurs within 15 Business Days of the prior redemption and is evidenced by a confirmation of the redemption transaction or a broker-to-broker transfer request (Shareholder Services must be notified at the time of purchase that the purchase being made qualifies for a purchase at NAV); (4) purchases by employees of any of the Funds' Sub-Advisors; and (5) purchases by accounts as to which an Authorized Dealer or a bank affiliated with an Authorized Dealer charges an account management fee, provided that the Authorized Dealer or bank has an agreement with the Distributor (investors may be charged an additional service or transaction fee by the Authorized Dealer or bank).

Additional groups of investors that are not subject to an initial sales charge on purchases of Class A Shares through an Authorized Dealer include either (a) investors purchasing Class A Shares of a Fund through an employee benefit trust created pursuant to a 401(k) Plan that has invested in the aggregate more than $1 million in the Funds, or (b) investors purchasing Class A Shares of a Fund through a 403(b) Plan that has more than $1 million in the Funds. Investors through 401(k) and 403(b) Plans may be subject to various account fees and purchase and redemption procedures designated by the employer who has established the 401(k) Plan or 403(b) Plan. Such investors should consult their employer and/or account agreements for information relating to their accounts.

The foregoing waivers may be changed at any time.

APPLICATION OF CLASS A SHARES CDSC. The Class A CDSC of 1.0% or 0.5% may be imposed on certain redemptions within one or two years of purchase, respectively, with respect to Class A Shares (i) purchased at NAV without a sales charge at time of purchase due to purchases of $1 million or more, or (ii) acquired, including Class A Shares of a Money Fund acquired, through an exchange for Class A Shares of a Non-Money Fund purchased at NAV without a sales charge at time of purchase due to purchases of $1 million or more. The CDSCs for Class A Shares are calculated on the lower of the shares' cost or current net asset value, and in determining whether the CDSC is payable, the Sierra Trust Funds will first redeem shares not subject to any CDSC.

With respect to certain investors who purchase Class A Shares through an Authorized Dealer and who receive a waiver of the entire initial sales charge on Class A Shares because the Class A Shares were purchased through a plan qualified under Section 401(k) of the Code ("401(k) Plan") or through a plan qualified under Section 403(b) of the Code ("403(b) Plan") meeting certain criteria, as described in "Your Account - Waivers of Class A Initial Sales Charges," or who hold Class A Shares of a Money Fund that were acquired through an exchange for Non-Money Fund Class A Shares that were purchased at NAV through one of such plans, a CDSC of 1% may be imposed on the amount that was invested through the plan in such Class A Shares and that is redeemed (i) if, within the first two years after the plan's initial investment in the Funds, the named fiduciary of the plan withdraws the plan from investing in the Funds in a manner that causes all shares held by the plan's participants to be redeemed; or (ii) by a plan participant in a 403(b) Plan within two years of the plan participant's purchase of such Class A Shares. This CDSC will be waived on redemptions in connection with certain involuntary distributions, including distributions arising out of the death or disability of a shareholder (including one who owns the shares as joint tenant). See "How to Buy and Redeem Shares" in the SAI.


WAIVERS OF CLASS A SHARES CDSC. The Class A CDSC is waived for redemptions of Class A Shares (i) that are part of exchanges for Class A Shares of other Funds;
(ii) for distributions to pay benefits to participants from a retirement plan qualified under Section 401(a) or 401(k) of the Code, including distributions due to the death or disability of the participant (including one who owns the shares as a joint tenant); (iii) for distributions from a 403(b) Plan or an IRA due to death, disability, or attainment of age 70 1/2, including certain involuntary distributions; (iv) for tax-free returns of excess contributions to an IRA; (v) for distributions by other employee benefit plans to pay benefits;
(vi) in connection with certain involuntary distributions; (vii) for systematic withdrawals in amounts of 1% or less per month; and (viii) by a 401(k) Plan participant so long as the shares were purchased through the 401(k) Plan and the 401(k) Plan continues in effect with investments in

Class A Shares of the Fund. See "How to Buy and Redeem Shares" in the SAI.


DEFERRED SALES CHARGE ALTERNATIVE: CLASS B SHARES. If you choose the deferred sales charge alternative, you will purchase Class B Shares at their NAV per share without the imposition of a sales charge at the time of purchase. Class B Shares of the Short Term High Quality Bond and Short Term Global Government Funds (the "Short Term Funds") that are redeemed within four years of purchase, and Class B Shares of the remaining Funds (the "Long Term Funds") that are redeemed within six years of purchase, however, will be subject to a CDSC as described below. CDSC payments and distribution fees on Class B Shares may be used to fund commissions payable to Authorized Dealers.


No charge will be imposed with respect to shares having a value equal to any net increase in the value of shares purchased during the preceding four or six years and shares acquired by reinvestment of net investment income and capital gain distributions. The amount of the charge is determined as a percentage of the lesser of (1) the NAV of the Class B Shares at the time of purchase or (2) the NAV of the Class B Shares at the time of redemption. The percentage used to calculate the CDSC will depend on the number of years since you invested the dollar amount being redeemed, according to the following table:

                        Contingent Deferred Sales Charge
 Year of Redemption   ------------------------------------
   After Purchase     Long Term Funds     Short Term Funds
--------------------  ---------------     ----------------
First...............         5%                   4%
Second..............         4%                   3%
Third...............         3%                   2%
Fourth..............         3%                   1%
Fifth...............         2%                   0
Sixth...............         1%                   0
Seventh and
  following.........         0                    0

All purchases are considered made on the last day of the month of purchase. To determine the CDSC payable on a redemption of Class B Shares, a Fund will first redeem Class B Shares not subject to a CDSC. Thereafter, to determine the applicability and rate of any CDSC, it will be assumed that shares representing the reinvestment of dividends and capital gain distributions are redeemed first and shares held for the longest period of time are redeemed next. Using this method, your sales charge, if any, will be at the lowest possible CDSC rate.

The Trust will adopt procedures to convert Class B Shares, without payment of any sales charges, into Class A Shares, which have lower distribution fees, after the passage of a number of years after purchase. Such conversion may occur in approximately eight years.

WAIVERS OF CLASS B CDSCS. No CDSC charges will be assessed on redemptions of Class B Shares in the case of systematic withdrawals in amounts of 1% or less per month; death of the shareholder; and redemptions in connection with certain involuntary distributions, including distributions arising out of the death or disability of a shareholder, from IRAs. The foregoing waivers may be changed at any time.

HOW TO SELL SHARES


You can arrange to take money out of your Fund account on any Business Day by selling (redeeming) some or all of your shares. Your shares will be sold at the NAV next determined after your order is received and accepted. Certain Class A Shares may be subject to a CDSC as described in the "Application of Class A Shares CDSC" section.



Redemption proceeds are normally wired or mailed on the next Business Day, but in no event later than seven days after receipt of a redemption request by Shareholder Services, until such time as regulations may require the Funds to redeem proceeds within five days. However, if a shareholder is redeeming shares recently purchased with a check, the redemption proceeds will not be paid to the shareholder until the check has cleared. The check may take up to 15 days to clear for deposit of the shareholder's funds into the Fund's account, and the shareholder may not receive the redemption proceeds until after such time period. The failure of a shareholder who purchased shares by wire to submit an application form in a timely fashion may cause delays in processing redemption requests.


If you wish to keep your Class A or Class B Shares account open, leave at least $250 worth of shares in your account, unless you are a participant in the Sierra Automatic Investment Plan.


- The table on the following page highlights the ways in which you can redeem shares in your Fund account.

WAYS TO SELL SHARES OF YOUR SIERRA TRUST FUND

--------------------------------------------------------------------------------

                          Account Type                         Special Requirements
---------------------------------------------------------------------------------------------------------
BY CHECKWRITING           All Money Fund Class A Shares        - Before redeeming Class A Shares through
                          account types                          checkwriting, you must complete the
                                                                 signature card. Call 800-222-5852 to
                                                                 request one. Class B Shares may not be
                                                                 redeemed through checkwriting. Minimum
                                                                 $250 or more and $10 fee for returned
                                                                 check.*
---------------------------------------------------------------------------------------------------------
BY PHONE                  All account types, except            - You may exchange to the same class of
800-222-5852              retirement                             other funds of the Trust, SPIF or SAM
                                                                 Portfolios if both accounts are
                                                                 registered with the same name(s),
                                                                 address, and taxpayer ID number. You may
                                                                 also redeem amounts by telephone. Checks
                                                                 will be mailed to the address of record
                                                                 exactly as account is registered.
---------------------------------------------------------------------------------------------------------
BY MAIL                   Individual, Joint Accounts, Sole     - The letter of instruction must be signed
                          Proprietorships, UGMA, UTMA**          by all persons required to sign for
                                                                 transactions, exactly as their names
                                                                 appear on the account.** Checks will be
                                                                 mailed to the address of record.
                                                               - Signature guarantee is required on
                                                                 amounts of more than $50,000.
---------------------------------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWAL     All Shareholder(s)                   - When shares are valued at NAV at $10,000
PLAN                                                             or more shareholders may elect to
                                                                 establish a Systematic Withdrawal Plan
                                                                 and receive a monthly, quarterly,
                                                                 semiannual or annual check. Privilege
                                                                 may be terminated by the shareholder(s)
                                                                 on thirty days' written notice or by the
                                                                 Trust at any time.
---------------------------------------------------------------------------------------------------------
BY WIRE                   All account types except             - You must sign up for the wire feature
                          retirement                             before using it. To verify that it is in
                                                                 place, call 800-222-5852.
                                                               - Your wire redemption request must be
                                                                 received by Sierra Trust Funds before
                                                                 8:00 a.m., Pacific Time/11:00 a.m.,
                                                                 Eastern Time for money to be wired on
                                                                 the next Business Day. A $5.00 fee may
                                                                 be charged for each wire transfer.
                                                                 Minimum amount is $1,000.
---------------------------------------------------------------------------------------------------------


 * Upon 30 days' prior written notice to shareholders, the privilege may be modified or terminated.


** Corporations, trusts, and retirement plans may require additional paperwork before shares may be redeemed. Please call 800-222-5852 to verify you have the correct paperwork and to avoid delays.

- BY TELEPHONE

TO SET UP THE TELEPHONE WIRE REDEMPTION PROCEDURE, indicate your acceptance of this procedure on the application form and designate a bank and bank account number to receive the proceeds of withdrawals. To use this procedure after an account has been opened or to change instructions already given, designate a bank and bank account number to receive redemption proceeds and send a written notice to Shareholder Services with a signature guarantee (for more information regarding signature guarantees, see the following). For joint accounts, all owners must sign and have their signatures guaranteed.


- THROUGH SHAREHOLDER SERVICES OR AUTHORIZED DEALERS


You may also sell your shares to the Fund through your Authorized Dealer and in that way be certain, providing the order is timely, of receiving the NAV established at the end of the day on which your Authorized Dealer is given the redemption order. The Fund makes no charge for this transaction but the dealer may charge you a service fee.

CERTAIN WRITTEN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. To protect you and the Trust from fraud, a written request must include a signature guarantee if any of the following situations apply:


- You wish to redeem more than $50,000 worth of shares,



- The redemption check is not being mailed to the address on your Fund account (record address), or



- The check is not being made out to the Fund account owner.


You should be able to obtain a signature guarantee from a bank which is a member of the Federal Deposit Insurance Corporation, a trust company, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. For joint accounts, all owners must sign and have their signatures guaranteed.

EXCHANGE PRIVILEGES AND RESTRICTIONS


The exchange privilege is available only in those states where the offer and sale of shares of a given Fund may legally be made. Effective January 1, 1997, upon written notice to shareholders, the Trust in its sole discretion may terminate or modify the exchange privileges and restrictions and/or the Trust may begin imposing a charge of up to $5.00 for each exchange.



CLASS A SHARES. You may exchange at NAV shares of any class of Funds, where applicable sales charges have been paid, for any Fund within the same class of shares. Shareholders exercising the exchange privilege with any of the Funds of the Sierra Trust Funds, SPIF or SAM Portfolios should review the prospectus of each Fund carefully prior to making an exchange. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes.



Class A Shares of a Non-Money Fund may be exchanged for Class A Shares of any of SPIF, SAM Portfolios or the other Funds of the Trust, including the Money Funds (the foregoing funds together, the "Eligible Funds") without a sales charge at purchase. If shares of the Money Funds so acquired are subsequently exchanged again for Class A Shares of a Non-Money Fund, SAM Portfolio or SPIF, no sales charge at purchase will be assessed. The availability of the exchange privilege with respect to shares of SPIF is subject to the availability of shares of SPIF for exchange purposes as stated in the prospectus and statement of additional information ("SAI") of SPIF. Also, although shares of SPIF may be exchanged for shares of the Funds, such exchanges of SPIF shares for shares of the Funds are permitted approximately once every calendar quarter so long as SPIF makes a repurchase offer for its shares in such quarter and so long as the SPIF repurchase offer is sufficiently large to include the SPIF shares tendered for exchange. See the prospectus and SAI of SPIF for additional information regarding the exchange privilege applicable to SPIF shares and the availability of such exchange privilege. Please call 800-222-5852 if you would like to obtain a prospectus for SPIF or the SAM Portfolios.



Class A Shares of a Money Fund may be exchanged for Class A Shares of the other Money Funds without a sales charge at purchase. When Class A Shares of the Money Funds are exchanged for Class A Shares of a Non-Money Fund, SAM Portfolio or SPIF, the initial sales charge applicable to such Non-Money Fund, SAM Portfolio or SPIF will be assessed unless the Class A Shares of the Money Funds given in exchange were acquired through a previous exchange or series of exchanges for shares of a Non-Money Fund, SAM Portfolio or SPIF.



Certain Class A Shares may be subject to a CDSC for redemptions within one or two years of purchase as described in the "Application of Class A Shares CDSC" section. The CDSC applicable to Class A Shares will not be assessed on a redemption that is part of an exchange for Class A Shares of another Eligible Fund, except that if the shares acquired in the exchange or a series of exchanges were then redeemed within the CDSC period applicable to the shares redeemed initially for the exchange or series of exchanges, the CDSC would be assessed.



CLASS B SHARES. Class B Shares of a Fund may be exchanged for Class B Shares of any other Fund, including the Money Funds, or Class B Shares of the SAM Portfolios without having to pay any CDSC at the time of the exchange. If you exchange into Class B Shares of another Fund or Class B Shares of the SAM Portfolios and subsequently redeem such shares, the period of time during which you held your investment in Class B Shares of the previous Fund will be included in the period during which that investment is deemed to be invested in the Trust or SAM Portfolios for purposes of calculating the CDSC. If the initial Class B Shares purchased by the shareholder were not subject to the Class B CDSC, then no Class B CDSC will be imposed on any subsequent exchanges or redemptions involving those shares. In the event of redemptions of Class B Shares after exchanges, the amount you initially invested (the "Investment Amount") will be subject to the CDSC schedule and rate of the Fund in which the Investment Amount was initially invested.


Class B Shares that are subject to the longer six-year CDSC schedule and the higher CDSC rate applicable to the Class B Shares of the Long Term Funds may also be exchanged for Class S Shares of a SAM Account fund if the investor (1) has a SAM Account prior to making the exchange, or (2) opens a SAM Account prior to making the exchange and invests at least the minimum for such SAM Account, through any combination of such an exchange and initial purchase of Class S Shares. ADDITIONAL INFORMATION REGARDING CLASS S SHARES AND SAM ACCOUNTS IS AVAILABLE IN A SEPARATE PROSPECTUS WHICH YOU MAY OBTAIN WITHOUT CHARGE BY CALLING 800-222-5852 TOLL-FREE.


KEY ASPECTS OF TELEPHONE TRANSACTIONS. During periods of significant economic or market changes, telephone transactions may be difficult to implement. Neither the Trust nor its Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes are genuine. The Trust and its Transfer Agent will each employ procedures to confirm that telephone instructions are genuine. Such procedures may include recording telephone calls. You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement. If an investor is unable to contact Sierra Shareholder Services by telephone, an investor may deliver the transaction request to Sierra Shareholder Services at P.O. Box 5118, Westboro, Massachusetts 01581-5118. Upon 30 days' prior written notice to shareholders, the telephone transaction privileges may be modified or terminated.


DIVIDENDS, CAPITAL GAINS AND TAXES


As a Fund shareholder, you are entitled to your share of the Fund's net income and gains on its investments. The Fund passes these earnings along to its investors as DISTRIBUTIONS. Each Fund intends to avoid liability for federal income tax and federal excise tax by making sufficient distributions to investors.


The amount of dividends of net investment income (i.e., all income other than long- and short-term capital gains) and distributions of net realized long-and short-term capital gains payable to shareholders will be determined separately for each Fund. Dividends from the net investment income of the Money Funds will be declared daily and paid monthly. Dividends from the net investment income of the Bond Funds will be declared daily and paid monthly. Dividends from the net investment income of the Growth and Income Fund will be declared and paid quarterly. Dividends from the net investment income of the Growth Fund will be declared and paid semi-annually. Dividends from the net investment income of the Emerging Growth and International Growth Funds will be declared and paid annually. Distributions of any net long-term capital gains earned by a Fund will be made annually. Distributions of any net short-term capital gains earned by a Fund will be distributed no less frequently than annually at the discretion of the Board of Trustees.

DISTRIBUTION OPTIONS. When you open an account, specify on your Application Form how you want to receive your distributions. The election may be made or changed by writing to Shareholder Services or by calling 800-222-5852. Each Fund offers three options:

1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the same Fund, unless you instruct the Fund on the application form or later in writing or by telephone to pay all distributions in cash. Distributions from a class of one Fund may be reinvested in the same class of the same Fund or a different Fund. If the Fund in which the reinvestment is made has an initial sales charge or CDSC, you will not pay the initial sales charge or CDSC on the reinvested amount.

2. CASH OPTION. You will be sent a check for each dividend and capital gain distribution.

3. SYSTEMATIC WITHDRAWAL PLAN. If you have more than $10,000 in any Trust account, you can elect to receive a check on a regular monthly, quarterly, semiannual or annual basis. Withdrawals may result in a gain or loss for tax purposes, may involve the use of principal and may eventually deplete all of the shares in the account.

FOR RETIREMENT ACCOUNTS, all distributions are automatically reinvested. When you are over 59 1/2 years old, you can receive distributions in cash without tax penalties for early withdrawal.

EX-DIVIDEND. When a Fund goes EX-DIVIDEND (deducts a distribution from the Fund's share price), the reinvestment price is the Fund's NAV at the close of business that day. The mailing of distribution checks will begin within seven days thereafter. If you buy shares shortly before an ex-dividend date ("buying a dividend"), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of a Fund or its shareholders. Accordingly, shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

Each Fund intends to qualify separately each year as a "regulated investment company" as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The requirements for qualification may cause a Fund to restrict the extent of its short-term trading or its transactions in options or futures contracts.

As with any investment, you should consider how you will be taxed on your investment in the Fund. If your account is not a tax-deferred retirement account, you should be aware of the following tax implications:

TAXES ON DISTRIBUTIONS. Distributions generally are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Generally, your distributions are taxable when they are paid. However, dividends declared in October, November or December of any year and payable to shareholders of record on a date in that month are deemed to have been paid by the Fund and received by the shareholders on the last day of December if paid by the Fund at any time during the following January. Each shareholder will receive after the close of the calendar year an annual statement and such other written notices as are appropriate as to the federal income tax status of the shareholder's distributions received from the Fund for such calendar year.

For federal income tax purposes, distributions of investment company taxable income (net investment income plus the excess of net short-term capital gain over net long-term capital loss) are taxed to shareholders as ordinary income, whether received in cash or in additional shares. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxed to shareholders as long-term capital gain regardless of how long you have held your shares.

TAXES ON TRANSACTIONS. Any gain or loss recognized on a redemption, transfer, or exchange of shares of the Fund by a shareholder who is not a dealer in securities generally will be treated as long-term capital gain or loss if the shares have been held for more than twelve months, and otherwise generally will be treated as a short-term capital gain or loss. Any loss recognized by a shareholder upon the disposition of shares of the Fund held for six months or less, however, will be disallowed to the extent of any "exempt-interest dividends" received by the shareholder with respect to such shares. Furthermore, if shares on which a net capital gains distribution has been received are subsequently disposed of and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gains distribution.

Statements as to the tax status of each shareholder's dividends and distributions are mailed annually to shareholders within 60 days of the close of the calendar year. These statements set forth the dollar amount of dividends and NAV excluded or exempt from federal income taxes or Florida intangible personal property taxes and the dollar amount, if any, subject to such taxes. Whenever you sell shares of the Fund, the Trust will send you a confirmation statement showing how many shares you sold and at what price. You also will receive a consolidated transaction statement every January. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. You should retain your regular account statements; the information they contain will be essential in calculating the amount of your capital gains.

ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE MUNICIPAL FUNDS AND THE CALIFORNIA MONEY FUND. Dividends paid by any of the Municipal Funds or the California Money Fund that are derived from interest earned on qualifying tax-exempt obligations will be "exempt-interest" dividends, which shareholders may exclude from their gross incomes for federal income tax purposes, if at the close of each quarter of that Fund's taxable year, at least 50 percent of the Fund's total assets consist of obligations the interest on which is excludable from gross income for federal income tax purposes. To the extent that any of these Funds invests in AMT-Subject Bonds, any exempt-interest dividends derived from interest on such AMT-Subject Bonds are a specific preference item for purposes of the federal individual and corporate alternative minimum taxes. In any event, all exempt-interest dividends will be a component of adjusted current earnings for purposes of computing the federal corporate alternative minimum tax and the federal corporate environmental tax.

Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Municipal Funds to purchase sufficient amounts of tax-exempt securities to satisfy the requirements for the payment of "exempt-interest" dividends.

Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Municipal Funds and the California Money Fund is not deductible for federal income tax purposes. The Municipal Funds and the California Money Fund may not be an appropriate investment for persons (including corporations and other business entities) who are not currently subject to federal income tax (such as certain qualified retirement accounts) or who are substantial users (or who are related to substantial users) of facilities financed by "private activity bonds" or certain industrial development bonds. "Substantial user" is defined generally as including a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of such bonds. Entities or persons who are "substantial users" (or persons related to "substantial users") should consult their tax advisors before purchasing shares of the Municipal Funds or the California Money Fund.

ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE FLORIDA INSURED MUNICIPAL FUND. Florida does not impose an income tax on individuals. Accordingly, dividends or distributions by the Florida Insured Municipal Fund to an individual who is a Florida resident are not subject to state income tax in Florida. However, Florida imposes an intangible personal property tax on shares of the Fund owned by a Florida resident on January 1 of each year unless such shares qualify for an exemption from the tax.

The Fund has received a Technical Assistance Advisement from the State of Florida, Department of Revenue, to the effect that Fund shares owned by a Florida resident will be exempt from the intangible personal property tax so long as the Fund's portfolio includes only assets, such as notes, bonds, and other obligations issued by the State of Florida or its municipalities, counties, and other taxing districts, the United States Government, and its agencies, Puerto Rico, Guam, and the U.S. Virgin Islands, which are exempt from that tax.

ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE CALIFORNIA MONEY FUND, CALIFORNIA MUNICIPAL FUND AND CALIFORNIA INSURED INTERMEDIATE MUNICIPAL
FUND. If, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of each of the California Money Fund, California Municipal Fund and California Insured Intermediate Municipal Fund (the "California Funds") consist of obligations the interest on which would be exempt from California personal income tax if the obligations were held by an individual ("California Tax Exempt Obligations"), and if each of the California Funds continues to qualify as a regulated investment company for federal income tax purposes, then each respective California Fund will be qualified to pay dividends, subject to certain limitations, to its shareholders that are exempt from California State personal income tax, but not from California State franchise tax or California State corporate income tax ("California exempt-interest dividends"). However, the total amount of California exempt-interest dividends paid by each of the California Funds to each of the California Fund's non-corporate shareholders with respect to any taxable year cannot exceed the amount of interest received by such California Fund during such year on California Tax Exempt Obligations less any expenses and expenditures (including any dividends paid to corporate shareholders) deemed to have been paid from such interest. If the aggregate dividends exceed the amount that may be treated as California exempt-interest dividends, only that percentage of each dividend distribution equal to the ratio of aggregate California exempt-interest dividends to aggregate dividends will be treated as a California exempt-interest dividend. Dividend distributions that do not qualify for treatment as California exempt-interest dividends will be taxable to shareholders at ordinary tax rates for California personal income tax purposes.

THE INFORMATION CONTAINED IN THIS PROSPECTUS IS NOT A COMPLETE DESCRIPTION OF THE FEDERAL, STATE OR LOCAL TAX CONSEQUENCES OF INVESTING IN THE FUNDS. YOU SHOULD CONSULT YOUR TAX ADVISOR BEFORE INVESTING IN THE FUNDS.

SHAREHOLDER AND ACCOUNT
POLICIES

TRANSACTION DETAILS

THE NAV of each class of the Fund is the value of a single share of the respective class. The NAV is calculated separately for each class of the Funds and is calculated by adding up the value of the Fund's investments, cash and other assets, subtracting its liabilities (including the liabilities attributable exclusively to that class), and then dividing the result by the number of shares of that class outstanding.


Although the legal rights of Class A, Class B and Class I Shares will be identical, the different expenses borne by each class will result in different NAVs and dividends. The NAV of Class B Shares will generally be lower than the NAV of Class A and Class I Shares as a result of the larger distribution fees charged to Class B Shares. It is expected, however, that the NAV per share of these classes will tend to converge immediately after the recording of dividends, which will differ by approximately the amount of the distribution expense accrual differential between the classes.


Portfolio securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that the Board of Trustees believes accurately reflects fair value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. Dollars using current exchange rates.


EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF CLASS A, CLASS B OR CLASS I SHARES for a period of time. Each Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. Purchase orders may be refused if, in the opinion of Shareholder Services, they are of a size that would disrupt management of a Fund.


SHAREHOLDER SERVICES MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.

THE FUNDS IN DETAIL

ORGANIZATION

THE TRUST IS GOVERNED BY A BOARD OF TRUSTEES, which is responsible for protecting the interests of shareholders. The trustees are experienced business persons who meet throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Funds, and review performance. The majority of trustees are not affiliated with Sierra Services, Sierra Advisors or Sierra Administration other than as trustees of the Trust. The Trust was organized on February 22, 1989 under the laws of the Commonwealth of Massachusetts as a "Massachusetts business trust."

THE FUNDS MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. As a Massachusetts business trust, the Funds are not required to hold annual shareholder meetings. On occasion, however, special meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Trustees may be removed by shareholders at a special meeting called upon the request of shareholders among at least 10% of the outstanding shares of the Trust. Shareholders not attending these meetings are encouraged to vote by proxy. Sierra Administration will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. When matters are submitted for shareholder vote, shareholders of each Fund and class will have one vote for each full share owned and proportionate, fractional votes for fractional shares held and will have exclusive voting rights with respect to matters pertaining solely to such Fund or class, respectively, such as the distribution plan for a class.

SIERRA ADVISORS, ITS AFFILIATES AND SERVICE PROVIDERS

ADVISOR

Sierra Advisors, located at 9301 Corbin Avenue, Northridge, California 91324, is the investment advisor of the Funds. Responsibilities of Sierra Advisors include formulating the Funds' investment policies (subject to the terms of this Prospectus), analyzing economic trends and directing and evaluating the investment services provided by the Sub-Advisors and monitoring each Fund's investment performance. In connection with these activities, Sierra Advisors may initiate action to change a Sub-Advisor if it deems such action to be in the best interests of a Fund and its shareholders.


Sierra Advisors became a registered investment advisor in 1988. Sierra Advisors is an indirectly wholly-owned subsidiary of GWFC. GWFC is a publicly owned financial services company listed on the New York, London and Pacific stock exchanges. As of June 30, 1996, Sierra Advisors and its affiliates had total assets under management of $3.38 billion.


SUB-ADVISORS

The following organizations, under the supervision of Sierra Advisors, act as Sub-Advisors to the Funds:

ALLIANCE is located at 1345 Avenue of the Americas, New York, NY 10105. Alliance is a Delaware limited partnership registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Alliance Capital Management Corporation, an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States, is the general partner of Alliance. As of June 30, 1996, total assets under management were over $168 billion.

BLACKROCK is located at 345 Park Avenue, 30th floor, New York, New York 10154. BlackRock is a corporation organized under the laws of the State of Delaware in February, 1995. BlackRock is an indirectly, wholly-owned subsidiary of PNC Bank Corp., a bank holding company organized under the laws of the Commonwealth of Pennsylvania in 1983 and located at 5th Avenue and Wood Street, Pittsburgh, Pennsylvania 15222. BlackRock and its predecessor have provided investment advice to a wide variety of institutional and investment company-related clients since 1988. As of June 30, 1996, BlackRock had aggregate assets under management or supervision of more than $41 billion.

JANUS is located at 100 Fillmore Street, Denver, Colorado 80206. Janus is an indirectly majority owned subsidiary of Kansas City Southern Industries, Inc., ("KCSI"). KCSI is a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services. Janus has been providing investment advice to mutual funds or other large institutional clients since 1970. As of June 30, 1996, Janus had over $38 billion in assets under investment management.

J.P. MORGAN is located at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan and Morgan Guaranty Trust Company of New York are wholly owned subsidiaries of J.P. Morgan & Co. Incorporated, a publicly traded company. J.P. Morgan provides investment services to employee benefit plans of corporations, labor unions and state and local governments and the accounts of other institutional investors. As of June 30, 1996, J.P. Morgan and its affiliates had investment management authority with respect to approximately $190 billion of assets.


SCUDDER is located at Two International Place, Boston, Massachusetts 02110. Scudder is a privately held corporation owned and operated by active firm employees, concentrating primarily on investment management. Scudder provides investment management services for institutions, individuals and mutual funds. As of June 30, 1996, Scudder's assets under management were in excess of $108 billion.


TCW MANAGEMENT is located at 865 South Figueroa, Suite 1800, Los Angeles, California 90017. TCW Management is a wholly owned subsidiary of The TCW Group, Inc., a privately held company.

TCW Management and its affiliates, including Trust Company of the West, provide a variety of trust, investment management and investment advisory services for institutional investors, including investment companies, and other investment counsel clients. As of June 30, 1996, TCW Management and its affiliated advisers had just over $53.3 billion under management or committed to management.



VAN KAMPEN is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181. Van Kampen is a wholly-owned subsidiary of Van Kampen American Capital, Inc., which is a wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is a wholly-owned subsidiary of Morgan Stanley Group Inc. Van Kampen provides investment advice to a wide variety of individual, institutional and investment company clients and, together with its affiliates, had aggregate assets under management or supervision, as of June 30, 1996, of more than $46.6 billion.



WARBURG is located at 466 Lexington Avenue, New York, New York 10017-3147. Warburg is a professional investment counseling firm which provides investment services to investment endowment funds, foundations and other institutions and individuals. As of June 30, 1996, Warburg managed approximately $16.0 billion of assets, including approximately $8.6 billion of investment company assets. Incorporated in 1970, Warburg is a wholly-owned subsidiary of Warburg, Pincus Counsellors G.P. ("Counsellors G.P."), a New York General partnership. E.M. Warburg, Pincus & Co., Inc. ("EMW") controls Warburg through its ownership of a class of voting preferred stock of Warburg. Lionel I. Pincus may be deemed a controlling person of EMW. Counsellors G.P. has no business other than being a holding company of Warburg and its subsidiaries.


ADMINISTRATOR, TRANSFER AGENT AND CUSTODIAN


Sierra Administration provides shareholder service and other administrative services. Sierra Administration is under common control with the Advisor and Sierra Services. Sierra Administration is located at 9301 Corbin Avenue, Northridge, California 91324. Pursuant to an Administration Agreement, Sierra Administration is responsible for all administrative functions with respect to the Trust, although it delegates certain of its responsibilities to sub-administrators. Sierra Administration is entitled to a monthly fee at an annual rate of 0.35% of each Non-Money Fund's average daily net assets and at an annual rate of 0.30% of each Money Fund's average daily net assets. First Data Investor Services Group, Inc. ("First Data"), a subsidiary of First Data Corp., serves as sub-administrator and Transfer Agent of the Trust. First Data is located at One Exchange Place, 53 State Street, Boston, Massachusetts 02109-2873 and 4400 Computer Drive, Westboro, Massachusetts 01581. Sierra Administration pays First Data for its services as sub-administrator and Transfer Agent. Sierra Administration also pays Boston Safe Deposit and Trust Co. ("Boston Safe"), One Boston Place, Boston, MA 02108, for its services as custodian of the Trust. The Trust pays certain of the Transfer Agent's and sub-administrator's out-of-pocket expenses and pays Boston Safe certain custodial transaction charges.


DISTRIBUTOR

Sierra Services is the distributor of the Class A, Class B and Class S shares of the Funds. Sierra Services is located at 9301 Corbin Avenue, Northridge, California 91324. Sierra Services, an indirectly wholly-owned subsidiary of GWFC, was established in 1992 and is a registered broker-dealer with the NASD and a registered investment advisor.

Each of the Funds has three distribution plans, pursuant to Rule 12b-1 under the 1940 Act, applicable to each class of Shares of the Trust (each, a "Rule 12b-1 Plan"). Each Fund intends to operate the Rule 12b-1 Plans in accordance with its terms and the NASD Rules concerning sales charges. Under the applicable Rule 12b-1 Plans, Sierra Services is paid an annual fee as compensation in connection with the offering and sale of Class A and Class B Shares of the Funds. The annual fees to be paid to Sierra Services under Rule 12b-1 Plans are calculated with respect to Class A Shares at an annual rate of up to .25% of the average daily net assets of the Class A Shares of the Fund and with respect to Class B Shares at an annual rate of up to .75% of the average daily net assets of the Class B Shares of the Fund. These fees may be used to cover the expenses of Sierra Services primarily intended to result in the sale of Class A and Class B Shares of the Funds, including payments to Sierra Services' representatives or others for selling shares. Sierra Services may retain any amount of its fee that is not so expended. Class B Shares are also subject to a service fee at an annual fee of .25% of the average daily net assets of the Class B Shares of the Fund.


Activities that may be financed under the Rule 12b-1 Plan for Class A Shares and the Rule 12b-1 Plan for Class B Shares (collectively, the "Plans") include, but are not limited to: printing prospectuses and statements of additional information and reports for other than existing shareholders, overhead, preparation and distribution of advertising material and sales literature, expense of organizing and conducting sales seminars, supplemental payments to Authorized Dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements, and the cost of administering the Plans.


In addition to providing for the expenses discussed above, each Rule 12b-1 Plan also recognizes that Sierra Advisors may use its investment advisory fees or other resources to pay expenses associated with activities primarily intended to result in the promotion and distribution of the Fund's shares. Sierra Services may, from time to time, pay to other dealers, in connection with retail sales or the distribution of shares of a Fund, material compensation in the form of merchandise or trips. Salespersons and any other person entitled to receive any compensation for selling or servicing Fund shares may receive different compensation with respect to one particular class of shares over another in the Fund.

PORTFOLIO TRANSACTIONS AND TURNOVER. All orders for the purchase or sale of securities on behalf of each Fund are placed by the Fund's Sub-Advisor with broker-dealers that it selects. Each Fund may, at the discretion of its Sub-Advisor, utilize Authorized Dealers or brokers affiliated with the Advisor or Sub-Advisor in connection with a purchase or sale of securities in accordance with rules adopted or exemptive orders issued by the SEC when the Fund's Sub-Advisor believes that such broker's charge for the transaction does not exceed usual and customary levels.


Each Fund's turnover rate varies from year to year, depending on market conditions and investment strategies. High turnover rates (over 100%) increase transaction costs, and may increase taxable capital gains. The Growth and Short Term Global Government Funds may experience an annual portfolio turnover rate over 100% as a result of its investment strategies. Also, the Short Term High Quality Bond Fund's annual portfolio turnover rate is expected to be as high as 200%. The Funds will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with their investment objectives and policies.


BREAKDOWN OF FUND EXPENSES


Like any mutual fund, each Fund pays expenses related to its daily operations. Expenses paid out of a Fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts. Each Fund pays a MANAGEMENT FEE to Sierra Advisors for managing its investments and business affairs. Sierra Advisors pays fees to sub-contractors, including the Sub-Advisors, who provide assistance with these services. Each Fund also pays OTHER EXPENSES, which are explained on the following pages. Sierra Advisors and/or Sierra Administration may, from time to time, agree to reimburse the Funds for management fees and other expenses above a specified limit. Sierra Advisors and Sierra Administration retain the ability to be repaid by a Fund if expenses fall below the specified limit prior to the end of the fiscal year.

MANAGEMENT FEE

The management fee is calculated and paid to Sierra Advisors every month. The management fee for each Fund is based upon a percentage of the average net assets of such Fund. Absent fee waivers, the total management fee for each Fund as provided in the investment advisory agreement of the Fund is as follows:

  ------------------------------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------------------------
        Amount of
         Assets                      After 50;  After 75; After 100; After 125; After 150; After 200; After 300; After 400;
        ($ Mil.)          First 50    next 25    next 25    next 25    next 25    next 50   next 100   next 100   next 100
  -----------------------------------------------------------------------------------------------------------------------
    Each Money Fund*        .50%       .50%       .50%       .50%       .50%       .50%       .50%       .50%       .50%
  -----------------------------------------------------------------------------------------------------------------------
 Short Term High Quality
        Bond Fund           .50%       .50%       .50%       .50%       .50%       .50%       .45%       .45%       .45%
  -----------------------------------------------------------------------------------------------------------------------
    Short Term Global
     Government Fund        .65%       .65%       .65%       .65%       .65%       .65%       .65%       .65%       .65%
  -----------------------------------------------------------------------------------------------------------------------
  U.S. Government Fund*     .60%       .60%       .60%       .60%       .60%       .60%       .60%       .60%       .60%
  -----------------------------------------------------------------------------------------------------------------------
  Corporate Income Fund     .65%       .65%       .65%       .65%       .65%       .65%       .65%       .65%       .65%
  -----------------------------------------------------------------------------------------------------------------------
  California Municipal
          Fund*             .65%       .65%       .65%       .65%       .65%       .65%       .65%       .65%       .65%
  -----------------------------------------------------------------------------------------------------------------------
     Florida Insured
     Municipal Fund*        .60%       .60%       .60%       .60%       .60%       .60%       .60%       .60%       .60%
  -----------------------------------------------------------------------------------------------------------------------
   California Insured
 Intermediate Municipal
          Fund*             .65%       .65%       .65%       .65%       .65%       .65%       .65%       .65%       .65%
  -----------------------------------------------------------------------------------------------------------------------
National Municipal Fund*    .60%       .60%       .60%       .60%       .60%       .60%       .60%       .60%       .60%
  -----------------------------------------------------------------------------------------------------------------------
 Growth and Income Fund     .80%       .80%       .80%       .75%       .75%       .75%       .70%       .70%       .65%
  -----------------------------------------------------------------------------------------------------------------------
       Growth Fund          .95%       .95%       .95%       .90%       .90%       .90%       .875%      .875%      .875%
  -----------------------------------------------------------------------------------------------------------------------
  Emerging Growth Fund      .90%       .90%       .90%       .85%       .85%       .85%       .85%       .85%       .85%
  -----------------------------------------------------------------------------------------------------------------------
International Growth Fund   .95%       .85%       .85%       .85%       .65%       .65%       .65%       .65%       .65%
  -----------------------------------------------------------------------------------------------------------------------
  ------------------------------------------------------------------------------------------------------------------------

  --------------------------------
  --------------------------------
        Amount of
         Assets               Over
        ($ Mil.)               500
  --------------------------------
    Each Money Fund*          .40%
  --------------------------------
 Short Term High Quality
        Bond Fund             .40%
  --------------------------------
    Short Term Global
     Government Fund          .55%
  --------------------------------
  U.S. Government Fund*       .50%
  --------------------------------
  Corporate Income Fund       .50%
  --------------------------------
  California Municipal
          Fund*               .50%
  --------------------------------
     Florida Insured
     Municipal Fund*          .45%
  --------------------------------
   California Insured
 Intermediate Municipal
          Fund*               .50%
  --------------------------------
National Municipal Fund*      .45%
  --------------------------------
 Growth and Income Fund       .575%
  --------------------------------
       Growth Fund            .875%
  --------------------------------
  Emerging Growth Fund        .75%
  --------------------------------
International Growth Fund     .65%
  --------------------------------
  --------------------------------

* For these Funds, the Advisor has contractually agreed to limit the annual management fees that are payable under the investment advisory agreements with the Funds to the percentages as set forth in footnote 6 to the Summary of Sierra Trust Funds Expenses table.

The Advisor retains only the net amount of the foregoing management fees after the advisory fees paid to the Sub-Advisors described below, are deducted. Out of the total management fee received by the Advisor for each Fund, the Advisor would pay to the Sub-Advisor, absent fee waivers by the Sub-Advisor, a monthly fee at an annual rate of the following percentages of the average net assets of each Fund:

     ------------------------------------------------------------------------------------------------------------------------
     -----------------------------------------------------------------------------------------------------------------------
      Amount of
        Assets                     After 50;   After 75;   After 100;  After 125;  After 150;  After 200;  After 300;  After 400;
       ($ Mil.)         First 50    next 25     next 25     next 25     next 25     next 50     next 100    next 100    next 100
     -----------------------------------------------------------------------------------------------------------------------
      Each Money
         Fund             .15%        .15%        .15%        .15%        .15%        .15%        .15%        .15%        .15%
     -----------------------------------------------------------------------------------------------------------------------
      Short Term
     High Quality
      Bond Fund           .15%        .15%        .15%        .15%        .15%        .15%        .10%        .10%        .10%
     -----------------------------------------------------------------------------------------------------------------------
      Short Term
        Global
      Government
       Fund(1)            .28%        .28%        .28%        .28%        .28%        .28%        .10%        .10%        .10%
     -----------------------------------------------------------------------------------------------------------------------
         U.S.
      Government
         Fund             (2)         (2)         (2)         (2)         (2)         (2)         (2)         (2)         (2)
     -----------------------------------------------------------------------------------------------------------------------
      Corporate
     Income Fund          .30%        .30%        .30%        .30%        .30%        .30%        .30%        .30%        .30%
     -----------------------------------------------------------------------------------------------------------------------
      California
      Municipal
       Fund(3)            .20%        .20%        .20%        .20%        .20%        .15%        .15%        .15%        .15%
     -----------------------------------------------------------------------------------------------------------------------
       Florida
       Insured
      Municipal
         Fund             .20%        .20%       .125%       .125%       .125%       .125%       .125%       .125%       .125%
     -----------------------------------------------------------------------------------------------------------------------
      California
       Insured
     Intermediate
      Municipal
         Fund             .20%        .20%       .125%       .125%       .125%       .125%       .125%       .125%       .125%
     -----------------------------------------------------------------------------------------------------------------------
       National
      Municipal
       Fund(3)            .20%        .20%        .20%        .20%        .20%        .15%        .15%        .15%        .15%
     -----------------------------------------------------------------------------------------------------------------------
      Growth and
     Income Fund          .45%        .45%        .45%        .40%        .40%        .40%        .35%        .35%        .30%
     -----------------------------------------------------------------------------------------------------------------------
     Growth Fund          .55%        .55%        .55%        .50%        .50%        .50%        .50%        .50%        .50%
     -----------------------------------------------------------------------------------------------------------------------
       Emerging
     Growth Fund          .55%        .55%        .55%        .50%        .50%        .50%        .50%        .50%        .50%
     -----------------------------------------------------------------------------------------------------------------------
    International
     Growth Fund          .50%        .50%        .50%        .50%        .50%        .50%        .50%        .50%        .50%
     -----------------------------------------------------------------------------------------------------------------------
     ------------------------------------------------------------------------------------------------------------------------

     ---------------------------
     ---------------------------
      Amount of
        Assets              Over
       ($ Mil.)             500
     ---------------------------
      Each Money
         Fund               .15%
     ---------------------------
      Short Term
     High Quality
      Bond Fund             .10%
     ---------------------------
      Short Term
        Global
      Government
       Fund(1)              .10%
     ---------------------------
         U.S.
      Government
         Fund               (2)
     ---------------------------
      Corporate
     Income Fund            .25%
     ---------------------------
      California
      Municipal
       Fund(3)              .15%
     ---------------------------
       Florida
       Insured
      Municipal
         Fund              .125%
     ---------------------------
      California
       Insured
     Intermediate
      Municipal
         Fund              .125%
     ---------------------------
       National
      Municipal
       Fund(3)              .15%
     ---------------------------
      Growth and
     Income Fund            .30%
     ---------------------------
     Growth Fund            .50%
     ---------------------------
       Emerging
     Growth Fund            .50%
     ---------------------------
    International
     Growth Fund            .50%
     ---------------------------
     ---------------------------


(1) Sierra Advisors pay the Sub-Advisor of the Short Term Global Government Fund a minimum annual fee of $137,500.

(2) BlackRock is paid fees monthly at the following annual rate under the sub-advisory agreement for the Fund: (i) .185% of the Fund's average daily net assets if the combined average daily net assets of the Fund and The Sierra Variable Trust's U.S. Government Fund (together, the "Government Funds' Combined Assets") are equal to or less than $650,000,000; (ii) .15% of the Fund's average daily net assets if the Government Funds' Combined Assets are more than $650,000,000 but less than $1,000,000,000; or (iii) .10% of the Fund's average daily net assets if the Government Funds' Combined Assets are more than $1,000,000,000.

(3) Pursuant to the investment sub-advisory agreements with respect to each of the California Municipal and National Municipal Funds, when the combined average daily net assets of the California Municipal and National Municipal Funds (the "Combined Assets") exceed $750 million, the Sub-Advisor will be paid a fee with respect to each Fund in proportion to each Fund's average net assets at the following annual rate: .15% of the Combined Assets up to $1 billion; plus .125% of the Combined Assets over $1 billion.

Advisory fees paid by the International Growth, Growth and Income, Growth and Emerging Growth Funds are higher than those paid by most other investment companies; however, the Board of Trustees believes that the fees are competitive with advisory fees paid by investment companies with similar investment objectives and policies.

OTHER EXPENSES

While the management fee is a significant component of each Fund's annual operating costs, each Fund has other expenses as well. In addition to the management fee and other fees described previously, each Fund pays other expenses, such as legal, audit, transfer agency and custodian out-of-pocket fees; proxy solicitation costs; and the compensation of trustees who are not affiliated with Sierra Advisors. Most Fund expenses are allocated proportionately among all of the outstanding shares of the Fund. However, the Rule 12b-1 Plans' fees and service fees for the Class B Shares are class expenses that are charged proportionately only to the outstanding shares of that class.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE TRUST'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE TRUST'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                       (800) 222-5852

(Logo)                                 P.O. BOX 5118

                                       WESTBORO, MASSACHUSETTS 01581-5118


--------------------------------------------------------------------------------

1. YOUR ACCOUNT REGISTRATION Check one box for the account you wish to open and complete information.

/ / Individual          Name ____________________________________________ SS#/Tax ID ____________________________________

/ / Joint Tenant        Name of Add'l Owner _____________________________ SS#/Tax ID  ___________________________________

/ / Tenants in
    Common

/ / Transfer to
    Minors              ______________________________________ As Custodian For _________________________________________
                               NAME OF CUSTODIAN                                                NAME OF MINOR
                        Under the  _________ Uniform Transfers (Gifts) to Minors Act  ____ Minor's SS#___________________
                                    (STATE)                                           (AGE)

/ / Other               Indicate name of Corporation, other organization or fiduciary; if Trust, include date of instrument:
                        (Additional forms, such as a Corporate Resolution may be required. Call (800) 222-5852 for information)

                        Name _______________________________________ Tax ID _______________________________

/ / I am a United States Citizen. If not, please specify Country

Street Address __________________________________________________ Home Phone (   )_________________________

City _________________________ State ____________ Zip ___________ Business Phone (   )_____________________

--------------------------------------------------------------------------------

2. YOUR INVESTMENT SELECTION (Minimum initial $250; Minimum subsequent $100)

    Fund       Investment Amount              Fund       Investment Amount
--------------------------------------------------------------------------------


U.S. Government Money Fund
    Class A Shares            $ ----------------------------
California Money Fund
    Class A Shares            $ ----------------------------
Global Money Fund
    Class A Shares            $ ----------------------------
Short Term High Quality Bond
  Fund
    Class A Shares            $ ----------------------------
    Class B Shares            $ ----------------------------
Short Term Global Government
  Fund
    Class A Shares            $ ----------------------------
    Class B Shares            $ ----------------------------
U.S. Government Fund
    Class A Shares            $ ----------------------------
    Class B Shares            $ ----------------------------
Corporate Income Fund
    Class A Shares            $ ----------------------------
    Class B Shares            $ ----------------------------
California Municipal Fund
    Class A Shares            $ ----------------------------
    Class B Shares            $ ----------------------------
California Insured
  Intermediate
Municipal Fund
    Class A Shares            $ ----------------------------
    Class B Shares            $ ----------------------------
Florida Insured Municipal Fund
    Class A Shares            $ ----------------------------
    Class B Shares            $ ----------------------------
National Municipal Fund
    Class A Shares            $ ----------------------------
    Class B Shares            $ ----------------------------
Growth and Income Fund
    Class A Shares            $ ----------------------------
    Class B Shares            $ ----------------------------
Growth Fund
    Class A Shares            $ ----------------------------
    Class B Shares            $ ----------------------------
Emerging Growth Fund
    Class A Shares            $ ----------------------------
    Class B Shares            $ ----------------------------
International Growth Fund
    Class A Shares            $ ----------------------------
    Class B Shares            $ ----------------------------
Other                         $ ----------------------------
    Total investment          $ ----------------------------


--------------------------------------------------------------------------------

3. YOUR PAYMENT METHOD FOR INITIAL INVESTMENT


/ / CHECK:  $ _________________     Make check payable to: SIERRA TRUST FUNDS.


/ / WIRE:    Call (800) 222-5852 for instructions.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

4. YOUR BROKER/DEALER

Dealer Number _________ Branch Number_________ Representative's Number__________

Firm Name ______________________ Representative's Last Name ____________________

Branch Address ____________________ City _____________ State _____ Zip _________

--------------------------------------------------------------------------------

5. SPECIAL FEATURES AND PRIVILEGES


A. TELEPHONE PRIVILEGES  PERMITS TRANSFER OF MONEY BY WIRE ($1,000 MINIMUM)
                         BETWEEN YOUR SIERRA TRUST FUND(S) AND YOUR DESIGNATED BANK ACCOUNT.


/ / YES  / / NO    If "Yes," Please wire monies to the following bank:

Name of your
Bank ___________________________________________________________________________

Acct. Name ________________________________ Acct. No. __________________________

Bank Address ______________________ City _____________ State _____ Zip _________

B. DIVIDEND AND DISTRIBUTION PLANS Check one only; if none are checked, all dividends/distributions will be reinvested.

/ / FULL REINVESTMENT -- Reinvest all dividends and distributions at net asset value.

/ / CASH -- Pay all income dividends and distributions by check and mail/deposit to my bank per instructions in Section "A" above.

            / / Pay all income dividends and distributions by check and mail to the address provided in Section 1.

/ / SYSTEMATIC (AUTOMATIC) WITHDRAWAL PLAN -- If you have more than $10,000 in a
    Sierra Trust Funds mutual fund account, you can elect to receive a regular check as follows:

Frequency:   / / Monthly  / / Quarterly  / / Semi-Annually  / / Annually
             Amount (not less than $100): $ ______________________

Check the date of payment you prefer: / / 10th day OR / / 20th day of month

C. CHECKWRITING PRIVILEGES Available for Class A Shares of the money market funds only; minimum of $250 per check.

If you wish to redeem monies by check, complete the Signature Card (see following page).

                                                    ----------------------------
                                                      ATTACH VOIDED CHECK HERE
                                                    ----------------------------

D. SIERRA AUTOMATIC INVESTMENT PLAN (OPTIONAL).

I authorize the Fund's Agent to withdraw funds from the bank account provided below in the amount of $ ______ (minimum $25), on the / / 15th of ____________ (month) and on the same day of each month thereafter. If the date falls on a weekend or holiday, funds will be invested on the next Business Day. The investment will be applied to this Fund account.

Name of Bank _______________________ Bank Account No. ________________________

(the account must have check or draft writing privileges)

Address _______________________________________________________________________

City _______________________________________ State ______________ Zip _________

E. LETTER OF INTENT (LOI):

/ / I agree to the terms of the Letter of Intent and provisions for reservation of shares as set forth in the Prospectus. Although I am not obligated to do so, it is my intention to invest over a 13-month period in Class A Shares of one or more funds (excluding all Sierra Trust Funds Money Market Funds) an aggregate amount at least equal to the amount indicated below:

 / / $50,000    / / $100,000    / / $250,000    / / $500,000    / / $1,000,000

_________________________ Note: The effective date can be no more than 90 days
      Effective Date            prior to today's date.


-------------------------------------               --------------------------
             Signature(s)                                      Date

                     APPLICATION CONTINUED ON THE NEXT PAGE

F. RIGHT OF ACCUMULATION (ROA):


In order for a cumulative quantity discount (as described in the Fund prospectus) to be made available, the shareholder or his or her securities dealer must notify Sierra Shareholder Services (800-222-5852) or the Fund's transfer agent of the total holdings in our group (excluding all Sierra Trust Funds Money Market Funds Class A Shares) each time an order is placed.



[ ] I own shares in other Sierra Trust Funds, Sierra Asset Management Portfolios or Sierra Prime Income Fund which may entitle this purchase to have a reduced sales charge under the provisions in the Fund prospectus. My other account numbers are:


-------------------------------------   ----------------------------------------

-------------------------------------   ----------------------------------------

-----------------------------------------------------------------   ------------
                               Signature(s)                             Date

--------------------------------------------------------------------------------

6. CLIENT SIGNATURES AND TAXPAYER CERTIFICATION (Please read and sign below.)

I am of legal age, have received and read the Prospectus, agree to its terms and understand that by signing below (a) neither the Fund nor Sierra Investment Services Corporation is a bank; and Fund shares are not backed or guaranteed by any bank nor insured by the FDIC; (b) my (our) account will automatically have the Exchange Privilege capability and that all information provided above (if applicable) will apply to any Fund into which my (our) shares may be exchanged;
(c) I hereby ratify any instructions given on this account and any account into which I exchange relating to items on this application and agree that the Funds, Sierra Investment Services Corporation and Sierra Fund Administration Corporation will not be liable for any loss, cost or expense for acting upon such instructions (by telephone or in writing) believed by it to be genuine and in accordance with the procedures described in the Prospectus; (d) it is my responsibility to read the Prospectus; (e) I affirm that I/we have entered into a broker/dealer cash account relationship with Sierra Investment Services Corporation; and (f) I represent and warrant that I have full right, power and authority to give the foregoing affirmations, certifications and authorizations, and to make the investments applied for pursuant to this Application Form and, if signing on behalf of the beneficial owner, represent and warrant that I am duly authorized to sign this Application Form and to purchase and redeem shares (or to deposit and withdraw funds) on behalf of the beneficial owner.



TAXPAYER IDENTIFICATION NUMBER CERTIFICATION: AS REQUIRED BY FEDERAL LAW, I (WE) CERTIFY UNDER PENALTIES OF PERJURY (1) THAT THE SOCIAL SECURITY NUMBER ("SSN") OR TAXPAYER IDENTIFICATION NUMBER ("TIN") PROVIDED ABOVE IS CORRECT AND (2) THAT THE IRS HAS NEVER NOTIFIED ME (US) THAT I (WE) AM (ARE) SUBJECT TO 31% BACKUP WITHHOLDING, OR HAS NOTIFIED ME (US) THAT I (WE) AM (ARE) NO LONGER SUBJECT TO SUCH BACKUP WITHHOLDING. (NOTE: IF ANY OR ALL OF PART (2) OF THE PRECEDING SENTENCE IS NOT TRUE IN YOUR CASE, PLEASE STRIKE OUT THAT PART BEFORE SIGNING.) IF I (WE) FAIL TO FURNISH MY (OUR) CORRECT SSN OR TIN, I (WE) MAY BE SUBJECT TO A PENALTY FOR EACH FAILURE AND MY (OUR) ACCOUNT MAY BE SUBJECT TO 31% BACKUP WITHHOLDING ON DISTRIBUTION AND REDEMPTION PROCEEDS. THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.


                                                                X
------------------------------------------------------------    ------------------------------------------------------------------
Registered Representative's Name and Number                     SIGNATURE
Date                                                            X
    -------------------------------------------------------     ------------------------------------------------------------------
                                                                SIGNATURE

----------------------------------------------------------------------------------------------------------------------------------
                                       Please check the Fund(s) for which you wish to
                                       have Checkwriting Privileges:
                                       [ ] U.S. GOVERNMENT MONEY FUND
                                       [ ] CALIFORNIA MONEY FUND
                                       [ ] GLOBAL MONEY FUND

                                       PLEASE PRINT

                                            Last Name  __________________ First Name ______________ Mid. Init.  _______

                                            X _________________________________________________________________________
   SIGNATURE CARD                           SIGNATURE
   Boston Safe Deposit and Trust Co.        Last Name  __________________ First Name ______________ Mid. Init.  _______

   ---------------------------------        X _________________________________________________________________________
   Account Number                           SIGNATURE
                                          [ ] Check here if only one signature is required on checks. If neither box is checked,
   All Registered Owners must             [ ] Check here if both signatures are required on checks;
   sign this Signature Card.                  all checks will require both signatures.
----------------------------------------------------------------------------------------------------------------------------------

The payment of redemption proceeds is authorized by the signature(s) appearing on the reverse side. Each signatory guarantees the genuineness of the other signatures.

Boston Safe Deposit and Trust Co. ("Boston Safe") is hereby appointed agent by the person(s) signing this card (the "Shareholder(s)") and, as agent is authorized and directed, upon presentment of checks to Boston Safe to, in the case of investments in the U.S. Government, California Money and Global Money Funds (the "Funds"), transmit such checks to the Fund or its transfer agent as requests to redeem shares registered in the name of the Shareholders in the amounts of such checks for deposit in this checking account; Sierra Fund Administration Corporation is hereby further authorized to accept and execute instructions relating to such withdrawals.

This checking arrangement is subject to the applicable terms and restrictions, including charges, set forth in the current prospectus for each Sierra Trust Funds mutual fund to which the Shareholder has arranged to redeem shares or withdraw funds by checkwriting. Boston Safe is further authorized to effect withdrawals or redemptions to defray Boston Safe's charges relating to this checking arrangement. The Shareholder agrees that he/she shall be subject to the rules and regulations of Boston Safe pertaining to this checking arrangement as amended from time to time; that Boston Safe has the right not to honor checks which do not meet Boston Safe's normal standards for checks presented to it, that Boston Safe and Sierra Trust Funds have the right to change, modify or terminate this checkwriting service at any time, and that Boston Safe, with respect to these checkwriting services shall be liable to the Shareholder and/or the Funds only for its own willful misfeasance, bad faith or gross negligence.

Please sign and return this Card (with any necessary authorizing documentation) to:

              SIERRA TRUST FUNDS
              P.O. Box 5118

              Westboro, MA 01581-5118

                  PROSPECTUS                                        SIERRA TRUST FUNDS
               OCTOBER 31, 1996                                       P.O. BOX 5118
                                                            WESTBORO, MASSACHUSETTS 01581-5118
                                                                       800-222-5852

               GLOBAL MONEY FUND                              FLORIDA INSURED MUNICIPAL FUND
          U.S. GOVERNMENT MONEY FUND                  CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND
             CALIFORNIA MONEY FUND                               NATIONAL MUNICIPAL FUND
       SHORT TERM HIGH QUALITY BOND FUND                          GROWTH AND INCOME FUND
       SHORT TERM GLOBAL GOVERNMENT FUND                               GROWTH FUND
             U.S. GOVERNMENT FUND                                  EMERGING GROWTH FUND
             CORPORATE INCOME FUND                              INTERNATIONAL GROWTH FUND
           CALIFORNIA MUNICIPAL FUND


This prospectus describes the Class A and Class S Shares of the Sierra Trust Funds (the "Trust"). The Trust consists of the fifteen separate investment funds (each, a "Fund") named above, and the Target Maturity 2002 Fund, which is described in a separate prospectus. The Class A and Class S Shares offer investors alternative ways of paying sales charges and distribution costs. Please read this prospectus before investing, and keep it for future reference. It contains useful information that can help you decide whether the investment goals of the Funds are right for you.

A Statement of Additional Information ("SAI") about the Trust, dated October 31, 1996, has been filed with the Securities and Exchange Commission (the "SEC"), and is incorporated herein by reference (is considered legally a part of this prospectus). The SAI is available free upon request by calling the Trust at 800-222-5852.

The Growth and Emerging Growth Funds may each invest up to 35%, and the Short Term Global Government Fund may invest up to 10%, of the Fund's total assets, respectively, in lower-rated bonds, commonly referred to as "junk bonds." Bonds of this type are considered to be speculative with regard to the payment of interest and return of principal. Purchasers should carefully assess the risks associated with an investment in these Funds. See "Securities and Investment Practices -- Lower-Rated Securities."

Investments in the Funds are not guaranteed or insured by the U.S. Government, and there is no assurance that the Global Money, U.S. Government Money and California Money Funds will be able to maintain a stable net asset value of $1.00 per share.

THE TRUST'S SHARES ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS (TRUST OR OTHERWISE) OF, OR ENDORSED OR GUARANTEED BY A BANK OR ANY AFFILIATES OR CORRESPONDENTS. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                                                                            PAGE
                                                                                                            ----
The Sierra Trust Funds Family............................................................................     1
Summary of Expenses & Financial Highlights...............................................................     5
The Funds' Investments and Risk Considerations...........................................................    15
Securities and Investment Practices......................................................................    26
Performance Information..................................................................................    40
Your Account.............................................................................................    43
How to Invest in a SAM Account...........................................................................    44
How to Sell Shares.......................................................................................    50
Exchange Privileges and Restrictions.....................................................................    52
Dividends, Capital Gains and Taxes.......................................................................    53
Shareholder and Account Policies.........................................................................    56
The Funds in Detail......................................................................................    56
Sierra Advisors, Its Affiliates and Service Providers....................................................    57
Breakdown of Fund Expenses...............................................................................    59

THE SIERRA TRUST FUNDS FAMILY AT A GLANCE


The Sierra Trust Funds (the "Trust") is an open-end management investment company with a family of sixteen investment funds, each with its own investment objectives and policies. This prospectus describes all of the investment funds, except the Target Maturity 2002 Fund (excepting the latter fund, each, a "Fund" and together, the "Funds"). Please call 800-222-5852 if you would like to obtain a prospectus and further information about the Target Maturity 2002 Fund. The Global Money, U.S. Government Money and California Money Funds (the "Money Funds") are money market funds. The rest of the Funds (the "Non-Money Funds") are classified as either "Bond Funds" or "Equity Funds." Each Fund offers four classes of shares, Class A Shares, Class B Shares, Class I Shares and Class S Shares. Subject to the following restrictions, investors may invest in one or more of the different classes, which have different sales charges, expenses and other features.

CLASS A AND CLASS S SHARES: Class A Shares have a front-end sales charge, while Class S Shares have sales charges only if they are redeemed within six years. Class S Shares are sold to investors who select the Sierra Asset Management ("SAM") service described in "Your Account - Investment in Funds Through a SAM Account." Investors may purchase directly Class A Shares of all of the Funds and Class S Shares of ten of the Funds (the "SAM Account Funds") that currently are used for investment by SAM Accounts.


SHARES OF THE TARGET MATURITY 2002 FUND AND THE CLASS B SHARES AND CLASS I SHARES ARE NOT OFFERED THROUGH THIS PROSPECTUS. Class I Shares are currently sold exclusively to the various investment portfolios of Sierra Asset Management Portfolios ("SAM Portfolios"), an open-end management investment company, and are not available for direct purchase by investors. Please call 800-222-5852 if you would like to obtain a prospectus and further information about the Target Maturity 2002 Fund, the Class B Shares of the Funds or the SAM Portfolios.


GOALS: Each Fund has a different investment goal. Each fund's investment objective is a fundamental policy which may not be changed without the approval of a majority of the Fund's outstanding voting securities. As with any mutual fund, there is no assurance that a Fund will achieve its goal.

STRATEGY: Each Fund has a distinct strategy specifically designed to achieve its goal and these strategies entail varying degrees of risk. Generally, investors seeking higher returns must assume greater risks.


INVESTMENT MANAGEMENT: Sierra Investment Advisors Corporation (the "Advisor" or "Sierra Advisors") has overall responsibility for management of the Funds. However, each Fund has an investment sub-advisor (the "Sub-Advisor") who selects the investments made by that Fund subject to oversight and direction by Sierra Advisors. The Advisor and the Sub-Advisors are discussed in "The Funds in Detail - Sierra Advisors, Its Affiliates and Service Providers."


RISK CONSIDERATIONS: The value of a Fund's shares will fluctuate with the value of the underlying securities in its investment portfolio, and in the case of debt securities, with the general level of interest rates. When interest rates decline, the value of a portfolio invested in fixed-income securities can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed-income securities can be expected to decline. In the case of foreign currency denominated securities, these trends may be offset or amplified by fluctuations in foreign currencies. Investing in securities of foreign issuers involves certain risks and considerations not typically associated with investing in securities of U.S. companies. See "The Funds' Investments and Risk Considerations - Securities and Investment Practices - Foreign Investments." High yielding fixed-income securities, such as those in which the Short Term Global Government Fund may invest up to 10%, and the Growth and Emerging Growth Funds up to 35%, respectively, of total assets, are subject to greater market fluctuations and risk of loss of income and principal than investments in lower yielding fixed-income securities. The Funds intend to employ from time to time certain investment techniques which are designed to enhance income or total return or hedge against market or currency risks but which themselves involve additional risks. These techniques include options on securities, futures, options on futures, options on indexes, options on foreign currencies, foreign currency exchange transactions, lending of securities and when-issued securities and delayed-delivery transactions. Because the Short Term Global Government, California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal and California Money Funds are non-diversified, they are permitted greater flexibility to invest their assets in the securities of any one issuer and therefore will be exposed to increased risk of loss if such an investment underperforms expectations. For additional risk information, see "The Funds' Investments and Risk Considerations" and "Securities and Investment Practices" in this prospectus and "Investment Objectives and Policies of the Funds" in the Trust's SAI.

THE MONEY FUNDS

GLOBAL MONEY FUND

GOAL: To maximize current income consistent with safety of principal and maintenance of liquidity.
STRATEGY: Investing in U.S. Dollar-denominated money market instruments of foreign and U.S. issuers.
INVESTMENT MANAGEMENT: J.P. Morgan Investment Management Inc. ("J.P. Morgan") is the Sub-Advisor of the Fund.

U.S. GOVERNMENT MONEY FUND

GOAL: To maximize current income consistent with safety of principal and maintenance of liquidity.
STRATEGY: Investing primarily in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
INVESTMENT MANAGEMENT: Alliance Capital Management L.P. ("Alliance") is the Sub-Advisor of the Fund.

CALIFORNIA MONEY FUND

GOAL: To maximize current income that is excluded from gross income for federal income tax purposes and is exempt from California State personal income taxation, consistent with safety of principal and maintenance of liquidity.

STRATEGY: Investing primarily in obligations that are exempt from California State personal income tax.

INVESTMENT MANAGEMENT: Alliance is the Sub-Advisor of the Fund.

THE BOND FUNDS

SHORT TERM HIGH QUALITY BOND FUND

GOAL: To provide as high a level of current income as is consistent with prudent investment management and stability of principal.
STRATEGY: Investing at least 65% of its assets in investment-grade short-term bonds and other fixed-income securities issued by the U.S. Government, corporations and other issuers. The Fund may borrow money or enter into reverse repurchase agreements or dollar roll transactions in the aggregate up to 10% of its total assets, invest up to 25% of its total assets in asset-backed securities and may engage in certain options transactions, financial futures contracts and currency forwards or futures contracts and related options. Each of these investments entails risks which are discussed in the "Investment Principles and Risk Considerations" and "Securities and Investment Practices" sections following.
INVESTMENT MANAGEMENT: Scudder, Stevens & Clark, Inc. ("Scudder") is the Sub-Advisor of the Fund.

SHORT TERM GLOBAL GOVERNMENT FUND

GOAL: To provide high current income consistent with protection of principal.
STRATEGY: Investing at least 65% of its assets in short-term bonds and money market instruments issued by foreign and U.S. governments and denominated in foreign currencies or the U.S. Dollar.
INVESTMENT MANAGEMENT: Scudder is the Sub-Advisor of the Fund.

U.S. GOVERNMENT FUND

GOAL: To maximize total rate of return while providing a high level of current income, consistent with reasonable safety of principal.

STRATEGY: Investing at least 65% of its assets in a broad range of U.S. Government securities, including mortgage-backed securities.

INVESTMENT MANAGEMENT: BlackRock Financial Management, Inc. ("BlackRock") is the Sub-Advisor of the Fund.

CORPORATE INCOME FUND

GOAL: To provide a high level of current income, consistent with the preservation of capital.
STRATEGY: Investing primarily in investment-grade corporate bonds of U.S.
issuers.
INVESTMENT MANAGEMENT: TCW Funds Management, Inc. ("TCW Management") is the Sub-Advisor of the Fund.


THE MUNICIPAL FUNDS


CALIFORNIA MUNICIPAL FUND

GOAL: To provide as high a level of current income that is excluded from gross income for federal income tax purposes and is exempt from California State personal income tax as is consistent with prudent investment management and preservation of capital.

STRATEGY: Investing at least 80% of its assets in intermediate- and long-term California municipal securities.

INVESTMENT MANAGEMENT: Van Kampen American Capital Management Inc. ("Van Kampen") is the Sub-Advisor of the Fund.

FLORIDA INSURED MUNICIPAL FUND

GOAL: To seek as high a level of current income, exempt from federal income tax, as is consistent with prudent investment management and preservation of capital, and to offer shareholders the opportunity to own shares the value of which is exempt from Florida intangible personal property tax.

STRATEGY: Investing at least 80% of its assets in intermediate- and long-term Florida municipal obligations that are "insured obligations" and offer potential for a high level of current income relative to funds with like investment objectives. Insured obligations are municipal obligations that at all times are fully insured as to the scheduled payment of all installments of interest and principal.

INVESTMENT MANAGEMENT: Van Kampen is the Sub-Advisor of the Fund.

CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND

GOAL: To provide California investors with as high a level of current income exempt from federal and California State income tax as is consistent with prudent investment management and preservation of capital.
STRATEGY: Investing primarily in intermediate-term California municipal securities that are "insured obligations" and offer potential for a high level of current income relative to funds with like investment objectives. It is a fundamental policy of the Fund that it will invest at least 80% of the value of its total assets in insured California municipal securities, except when maintaining a temporary defensive position. Insured obligations are municipal obligations that at all times are fully insured as to the scheduled payment of all installments of interest and principal. The Fund may invest up to 20% of the value of its total assets in municipal securities that are not insured, provided that such securities are at least investment-grade as described in "The Funds' Investments and Risk Considerations" section.
INVESTMENT MANAGEMENT: Van Kampen is the Sub-Advisor of the Fund.

NATIONAL MUNICIPAL FUND

GOAL: To provide a high level of current income which is exempt from federal income tax, consistent with preservation of capital.

STRATEGY: Investing at least 80% of its assets in intermediate- and long-term fixed income municipal obligations.

INVESTMENT MANAGEMENT: Van Kampen is the Sub-Advisor of the Fund.

 THE EQUITY FUNDS

GROWTH AND INCOME FUND

GOAL: Long-term capital growth and current income consistent with reasonable investment risk.
STRATEGY: Investing primarily in dividend-paying common stock of well-established companies.
INVESTMENT MANAGEMENT: J.P. Morgan is the Sub-Advisor of the Fund.

GROWTH FUND

GOAL: Long-term capital appreciation (increase in the value of the Fund's shares).
STRATEGY: Investing primarily in common stock of U.S., multinational, and foreign companies of all sizes that offer potential for growth.
INVESTMENT MANAGEMENT: Janus Capital Corporation ("Janus") is the Sub-Advisor of the Fund.

EMERGING GROWTH FUND

GOAL: Long-term capital appreciation by investing primarily in equity securities.
STRATEGY: Investing primarily in stock of small companies which are expected to achieve accelerated growth in earnings and revenues or which are undervalued in the market place.
INVESTMENT MANAGEMENT: Janus is the Sub-Advisor of the Fund.

INTERNATIONAL GROWTH FUND


GOAL: Long-term capital appreciation by investing primarily in equity securities of foreign issuers.
STRATEGY: Investing primarily in stock of leading companies located outside the United States.

INVESTMENT MANAGEMENT: Warburg, Pincus Counsellors, Inc. ("Warburg") is the Sub-Advisor of the Fund.

                    SUMMARY OF SIERRA TRUST FUNDS EXPENSES*


                                                                                                     SHORT           SHORT TERM
                                                                  U.S.                             TERM HIGH           GLOBAL
                                             GLOBAL MONEY      GOVERNMENT        CALIFORNIA         QUALITY          GOVERNMENT
                                                 FUND          MONEY FUND        MONEY FUND        BOND FUND            FUND
---------------------------------------------------------------------------------------------------------------------------------
 SHAREHOLDER TRANSACTION EXPENSES
 MAXIMUM SALES CHARGE IMPOSED ON PURCHASES
 (AS A PERCENTAGE OF OFFERING PRICE)
   Class A.................................      None             None              None           3.50%(1)           3.50%(1)
   Class S.................................      None             None              None             None               None
 MAXIMUM SALES CHARGE IMPOSED ON REINVESTED
 DIVIDENDS (AS A PERCENTAGE OF OFFERING
 PRICE)
   Class A.................................      None             None              None             None               None
   Class S.................................      None             None              None             None               None
 DEFERRED SALES CHARGE
   Class A.................................    None(2)          None(2)            None(2)          None(2)           None(2)
   Class S.................................    5.00%(3)         5.00%(3)          5.00%(3)         5.00%(3)           5.00%(3)
 REDEMPTION FEES(4)
   Class A.................................      None             None              None             None               None
   Class S.................................      None             None              None             None               None
 EXCHANGE FEES(5)
   Class A.................................      None             None              None             None               None
   Class S.................................      None             None              None             None               None
 ANNUAL OPERATING EXPENSES (AS A PERCENTAGE
 OF AVERAGE NET ASSETS)
 MANAGEMENT FEES (AFTER VOLUNTARY WAIVERS
 OR REIMBURSEMENT)(6)
   Class A.................................     0.10%            0.04%              0.11%            0.03%             0.10%
   Class S.................................     0.10%            0.04%              0.11%            0.03%             0.10%
 12B-1 FEES(7)
   Class A.................................     0.25%            0.25%              0.25%            0.25%             0.25%
   Class S.................................     1.00%            1.00%              1.00%            1.00%             1.00%
 OTHER EXPENSES
   Class A.................................     0.50%            0.56%              0.49%            0.62%             0.55%
   Class S.................................     0.50%            0.56%              0.49%            0.62%             0.55%
 TOTAL FUND OPERATING EXPENSES (AFTER
 VOLUNTARY WAIVERS OR REIMBURSEMENT)(8)
   Class A.................................     0.85%            0.85%              0.85%            0.90%             0.90%
   Class S.................................     1.60%            1.60%              1.60%            1.65%             1.65%
---------------------------------------------------------------------------------------------------------------------------------


                                                  U.S.
                                               GOVERNMENT         CORPORATE
                                                  FUND           INCOME FUND
--------------------------------------------------------------------------------
 SHAREHOLDER TRANSACTION EXPENSES
 MAXIMUM SALES CHARGE IMPOSED ON PURCHASES
 (AS A PERCENTAGE OF OFFERING PRICE)
   Class A.................................     4.50%(1)          4.50%(1)
   Class S.................................       None              None
 MAXIMUM SALES CHARGE IMPOSED ON REINVESTED
 DIVIDENDS (AS A PERCENTAGE OF OFFERING
 PRICE)
   Class A.................................       None              None
   Class S.................................       None              None
 DEFERRED SALES CHARGE
   Class A.................................     None(2)            None(2)
   Class S.................................     5.00%(3)          5.00%(3)
 REDEMPTION FEES(4)
   Class A.................................       None              None
   Class S.................................       None              None
 EXCHANGE FEES(5)
   Class A.................................       None              None
   Class S.................................       None              None
 ANNUAL OPERATING EXPENSES (AS A PERCENTAGE
 OF AVERAGE NET ASSETS)
 MANAGEMENT FEES (AFTER VOLUNTARY WAIVERS
 OR REIMBURSEMENT)(6)
   Class A.................................      0.27%              0.46%
   Class S.................................      0.27%              0.46%
 12B-1 FEES(7)
   Class A.................................      0.25%              0.25%
   Class S.................................      1.00%              1.00%
 OTHER EXPENSES
   Class A.................................      0.48%              0.49%
   Class S.................................      0.48%              0.49%
 TOTAL FUND OPERATING EXPENSES (AFTER
 VOLUNTARY WAIVERS OR REIMBURSEMENT)(8)
   Class A.................................      1.00%              1.20%
   Class S.................................      1.75%              1.95%
--------------------------------------------------------------------------------


 * Fees charged for the SAM Service, which are in addition to and separate from the fees and expenses paid directly or indirectly by an investor in the Funds, are not reflected in the expense summary. See "Investment in Funds through a SAM Account."
(1)The initial sales charge is reduced for purchases of $50,000 and over, decreasing to zero for purchases of $1,000,000 and over for each Fund.

(2)Certain investors who purchase Non-Money Fund Class A Shares at net asset value based on a purchase amount of $1 million or more after June 30, 1995 may be subject to a 1.0% CDSC on redemptions within one year of purchase or a 0.5% CDSC on redemptions after 1 year but within 2 years of purchase. Class A Shares purchased through a qualified 401(k) or 403(b) plan may, in certain circumstances, be subject to a CDSC of 1.0% if the shares are redeemed within two years of their initial purchase. Money Fund Class A Shares acquired through exchange from Non-Money Fund Class A Shares that were subject to a CDSC at the time of exchange may also be subject to such CDSC. See "Initial Sales Charge Alternative: Class A Shares" and "Application of Class A Shares CDSC."

(3)See "Your Account -- Deferred Sales Charge Alternative: Class S Shares."
(4)A $5.00 fee may be charged for each wire transfer if shares are redeemed by wire transfer to a shareholder's pre-authorized designated bank account.

(5)Effective January 1, 1997, upon written notice to shareholders, the exchange privilege may be modified or terminated and/or the Trust may begin imposing a charge of up to $5.00 for each exchange. See "Your Account -- Exchange Privileges and Restrictions."


(6)Reflects voluntary waivers of management fees by the Advisor. In the absence of such voluntary waivers, management fees would have been for each of the following Funds: Global Money Fund-0.40%*; U.S. Government Money Fund-0.40%*; California Money Fund-0.40%*; Short Term High Quality Bond Fund-0.50%; Short Term Global Government Fund-0.65%; U.S. Government Fund-0.55%*; Corporate Income Fund-0.65%; California Municipal Fund-0.55%*; Florida Insured Municipal Fund-0.55%*; California Insured Intermediate Municipal Fund-0.55%*; and National Municipal Fund-0.55%*. No management fee waivers apply to the Growth and Income, Growth, Emerging Growth and International Growth Funds. * Asterisked fees reflect the contractual agreement of the Advisor to limit the annual management fee.

(7)Of the 12b-1 fees for the Class S Shares, 0.75% represents an asset-based sales charge and 0.25% is a service charge. Due to the continuous nature of the 12b-1 fee, long-term shareholders of a Fund may pay more than the economic equivalent of the maximum front-end sales charge otherwise permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD").

(8)The total fund operating expenses set forth in the foregoing table are restated to reflect anticipated management fees and other expenses (after voluntary waivers or reimbursements). Actual expenses for each Fund may vary from day to day. The Advisor and/or Administrator anticipate voluntarily waiving fees and/or bearing expenses during the current fiscal year for certain Funds that will result in total fund operating expenses as set forth in the foregoing table; they are under no obligation to continue to do so.

                                          CALIFORNIA
                                            INSURED
  CALIFORNIA        FLORIDA INSURED      INTERMEDIATE          NATIONAL         GROWTH AND                          EMERGING
MUNICIPAL FUND      MUNICIPAL FUND      MUNICIPAL FUND      MUNICIPAL FUND      INCOME FUND      GROWTH FUND       GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------



 4.50%(1)            4.50%(1)            4.50%(1)            4.50%(1)           5.75%(1)         5.75%(1)          5.75%(1)
   None                None                None                None               None             None              None



   None                None                None                None               None             None              None
   None                None                None                None               None             None              None

  None(2)             None(2)             None(2)             None(2)            None(2)         None(2)           None(2)
 5.00%(3)            5.00%(3)            5.00%(3)            5.00%(3)           5.00%(3)         5.00%(3)          5.00%(3)

   None                None                None                None               None             None              None
   None                None                None                None               None             None              None

   None                None                None                None               None             None              None
   None                None                None                None               None             None              None




   0.37%               0.05%               0.22%               0.34%              0.76%           0.92%             0.87%
   0.37%               0.05%               0.22%               0.34%              0.76%           0.92%             0.87%

   0.25%               0.25%               0.25%               0.25%              0.25%           0.25%             0.25%
   1.00%               1.00%               1.00%               1.00%              1.00%           1.00%             1.00%

   0.48%               0.70%               0.53%               0.51%              0.57%           0.54%             0.58%
   0.48%               0.70%               0.53%               0.51%              0.57%           0.54%             0.58%


   1.10%               1.00%               1.00%               1.10%              1.58%           1.71%             1.70%
   1.85%               1.75%               1.75%               1.85%              2.33%           2.46%             2.45%
-------------------------------------------------------------------------------------------------------------------------------


                 INTERNATIONAL
                  GROWTH FUND
              ------------------


                  5.75%(1)
                    None



                    None
                    None

                  None(2)
                  5.00%(3)

                    None
                    None

                    None
                    None




                   0.83%
                   0.83%

                   0.25%
                   1.00%

                   0.75%
                   0.75%


                   1.83%
                   2.58%
              ------------------




   Set forth below are total fund operating expenses absent such fee waivers and expense reimbursements. Global Money Fund, Class A-1.15%, Class S-1.90%, U.S. Government Money Fund, Class A-1.21%, Class S-1.96%; California Money Fund, Class A-1.14%, Class S-1.89%; Short Term High Quality Bond Fund, Class A-1.37%, Class S-2.12%; Short Term Global Government Fund, Class A-1.45%, Class S-2.20%; U.S. Government Fund, Class A-1.28%, Class S-2.03%; Corporate Income Fund, Class A-1.39%, Class S-2.14%; California Municipal Fund, Class A-1.28%, Class S-2.03%; Florida Insured Municipal Fund, Class A-1.50%, Class S-2.25%; California Insured Intermediate Municipal Fund, Class A-1.33%, Class S-2.08%; and National Municipal Fund, Class A-1.31%, Class S-2.06%.

  Waivers of fees and reimbursement of expenses have the effect of increasing yield or improving total return for the period when such waivers and reimbursements are in effect. These amounts are not recovered by the Advisor or Administrator in later years. These fee waivers and agreements to reimburse expenses are voluntary and may be discontinued at any time. Each Fund bears its own expenses and a Fund's expenses are allocated between classes as described in the section "Breakdown of Fund Expenses."

In addition to the Class A and Class S shares described above, the Trust offers Class B Shares for investors who invest other than through a SAM Account, and Class I Shares, which are currently sold exclusively to SAM Portfolios. Class B and Class I Shares are described in more detail in a separate prospectus. Class B Shares are not subject to a sales charge at the time of purchase but are subject to a CDSC that is different from the Class A Shares CDSC and the Class S Shares CDSC. For Class B Shares of the Short Term High Quality Bond and Short Term Global Government Funds (the "Short Term Funds"), the CDSC applies if the shares are redeemed during the first four years after purchase and the CDSC declines from 4% during the first year of investment to zero after four years. For Class B Shares of the Funds other than the Short Term Funds (the "Long Term Funds"), the CDSC applies if the shares are redeemed during the first six years after purchase. The CDSC for Class B Shares of the Long Term Funds declines from 5% during the first year of investment to zero after six years. Like Class S Shares, Class B Shares pay ongoing distribution and service fees at an annual rate of .75% and .25%, respectively, of average daily net assets. Although each class of a Fund pays the same management fees and certain other expenses as the other classes of the Fund, the performance of each of the classes of a Fund may vary due to differences in sales charges and expenses. Prospective investors may call 800-222-5852 toll-free to obtain a prospectus and further information for Class B Shares.

                     SUMMARY OF SIERRA TRUST FUNDS EXPENSES

EXAMPLE:

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of time period.


                                                 U.S.                     SHORT TERM      SHORT TERM
                                    GLOBAL    GOVERNMENT    CALIFORNIA       HIGH           GLOBAL           U.S.       CORPORATE
                                    MONEY       MONEY         MONEY        QUALITY        GOVERNMENT      GOVERNMENT     INCOME
                                     FUND        FUND          FUND       BOND FUND          FUND            FUND         FUND
---------------------------------------------------------------------------------------------------------------------------------
 Class A(1)
    1 Year........................     $9          $9            $9           $44             $44             $55           $57
    3 Years.......................     27          27            27            63              63              75            81
    5 Years.......................     47          47            47            83              83              98           108
   10 Years.......................    105         105           105           142             142             162           184
 Class S (Assuming a complete
   redemption at end of period)(2)
    1 Year........................    $66         $66           $66           $67             $67             $68           $70
    3 Years.......................     80          80            80            82              82              85            91
    5 Years.......................    107         107           107           110             110             115           125
   10 Years(3)....................    190         190           190           195             195             206           227
 Class S (Assuming no
   redemption)(4)
    1 Year........................    $16         $16           $16           $17             $17             $18           $20
    3 Years.......................     50          50            50            52              52              55            61
    5 Years.......................     87          87            87            90              90              95           105
   10 Years(3)....................    190         190           190           195             195             206           227
---------------------------------------------------------------------------------------------------------------------------------


(1) Assumes deduction at the time of purchase of maximum initial sales charge for funds other than Global Money, U.S. Government Money and California Money Funds.
(2) Assumes deduction of maximum applicable contingent deferred sales charge.
(3) Assumes that conversion to Class A Shares does not occur.
(4) Assumes no deduction of contingent deferred sales charge.

THESE EXAMPLES ARE NOT MEANT TO STATE ACTUAL OR EXPECTED EXPENSES OR RATES OF RETURN, WHICH MAY BE GREATER OR LESS THAN AS SHOWN. The Advisor and the Administrator may, at their discretion, terminate voluntary fee waivers and expense reimbursements at any time. Absent the waiver of fees or expense reimbursements by the Advisor and/or Administrator as described above, the amounts in the Example above would be greater. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Funds.

                       FLORIDA        CALIFORNIA
       CALIFORNIA      INSURED         INSURED         NATIONAL      GROWTH AND
       MUNICIPAL      MUNICIPAL      INTERMEDIATE      MUNICIPAL       INCOME                        EMERGING       INTERNATIONAL
          FUND          FUND        MUNICIPAL FUND       FUND           FUND        GROWTH FUND     GROWTH FUND      GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------------

           $56            $55             $55              $56           $60             $62             $62              $63
            78             75              75               78            93              96              96              100
           103             98              98              103           127             134             133              140
           173            162             162              173           224             238             237              250


           $69            $68             $68              $69           $74             $75             $75              $76
            88             85              85               88           103             107             106              110
           120            115             115              120           145             151             151              157
           217            206             206              217           267             280             279              291


           $19            $18             $18              $19           $24             $25             $25              $26
            58             55              55               58            73              77              76               80
           100             95              95              100           125             131             131              137
           217            206             206              217           267             280             279              291
----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following information, insofar as it relates to each of the respective periods ended June 30, 1996 or earlier, has been audited by Price Waterhouse LLP, independent accountants. Their unqualified report is included in the Trust's Annual Report to Shareholders (the "Annual Report"). The Financial Statements, Notes to Financial Statements

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


------------------------------------------------------------------------------------------------------------------------
                                                                                                           DIVIDENDS
                                 NET ASSET                           NET REALIZED &                           FROM
                                 VALUE AT             NET              UNREALIZED         TOTAL FROM          NET
                                 BEGINNING        INVESTMENT          GAIN/(LOSS)         INVESTMENT       INVESTMENT
            FUND                 OF PERIOD       INCOME/(LOSS)       ON INVESTMENTS       OPERATIONS         INCOME
------------------------------------------------------------------------------------------------------------------------
GLOBAL MONEY FUND
 CLASS A SHARES
   Year ended 6/30/96.......      $  1.00           $ 0.051              $0.000(19)         $0.051          $ (0.051)
   Year ended 6/30/95.......         1.00             0.049               0.000(19)          0.049            (0.049)
   Year ended 6/30/94.......         1.00             0.030               0.000(19)          0.030            (0.030)
   Year ended 6/30/93.......         1.00             0.031                   -              0.031            (0.031)
   Year ended 6/30/92.......         1.00             0.048                   -              0.048            (0.048)
   Year ended 6/30/91.......         1.00             0.073                   -              0.073            (0.073)
   Period ended
    6/30/90(1)..............         1.00             0.074                   -              0.074            (0.074)
 CLASS S SHARES
   Year ended 6/30/96.......         1.00             0.043               0.000(19)          0.043            (0.043)
   Year ended 6/30/95.......         1.00             0.042               0.000              0.042            (0.042)
U.S. GOVERNMENT MONEY FUND
 CLASS A SHARES
   Year ended 6/30/96.......         1.00             0.047                   -              0.047            (0.047)
   Year ended 6/30/95.......         1.00             0.046                   -              0.046            (0.046)
   Year ended 6/30/94.......         1.00             0.027                   -              0.027            (0.027)
   Year ended 6/30/93.......         1.00             0.027                   -              0.027            (0.027)
   Year ended 6/30/92.......         1.00             0.042               0.002              0.044            (0.042)
   Year ended 6/30/91.......         1.00             0.065                   -              0.065            (0.065)
   Period ended
    6/30/90(2)..............         1.00             0.073                   -              0.073            (0.073)
 CLASS S SHARES
   Year ended 6/30/96.......         1.00             0.040                   -              0.040            (0.040)
   Year ended 6/30/95.......         1.00             0.038                   -              0.038            (0.038)
CALIFORNIA MONEY FUND
 CLASS A SHARES
   Year ended 6/30/96.......         1.00             0.029                   -              0.029            (0.029)
   Year ended 6/30/95.......         1.00             0.028                   -              0.028            (0.028)
   Year ended 6/30/94.......         1.00             0.018                   -              0.018            (0.018)
   Year ended 6/30/93.......         1.00             0.021                   -              0.021            (0.021)
   Year ended 6/30/92.......         1.00             0.033                   -              0.033            (0.033)
   Year ended 6/30/91.......         1.00             0.044                   -              0.044            (0.044)
   Period ended
    6/30/90(2)..............         1.00             0.046                   -              0.046            (0.046)
 CLASS S SHARES
   Year ended 6/30/96.......         1.00             0.022                   -              0.022            (0.022)
   Year ended 6/30/95.......         1.00             0.020                   -              0.020            (0.020)
SHORT TERM HIGH QUALITY BOND
 FUND
 CLASS A SHARES
   Year ended 6/30/96(17)...         2.35              0.15               (0.03)              0.12             (0.15)
   Year ended 6/30/95.......         2.39              0.08                0.02               0.10             (0.08)
   Period ended
    6/30/94(3)..............         2.50              0.09               (0.11)             (0.02)            (0.09)
 CLASS S SHARES
   Year ended 6/30/96(17)...         2.35              0.13               (0.03)              0.10             (0.13)
   Year ended 6/30/95.......         2.39              0.06                0.02               0.08             (0.06)
SHORT TERM GLOBAL GOVERNMENT
 FUND
 CLASS A SHARES
   Year ended 6/30/96(17)...         2.24              0.15                0.07               0.22             (0.16)
   Year ended 6/30/95.......         2.34              0.17               (0.12)              0.05             (0.02)
   Year ended 6/30/94.......         2.48              0.17               (0.14)              0.03             (0.13)
   Year ended 6/30/93.......         2.56              0.19               (0.04)              0.15             (0.20)
   Period ended
    6/30/92(4)..............         2.50              0.07                0.07               0.14             (0.08)
 CLASS S SHARES
   Year ended 6/30/96(17)...         2.24              0.13                0.07               0.20             (0.14)
   Year ended 6/30/95.......         2.34              0.15               (0.12)              0.03             (0.00)(14)
U. S. GOVERNMENT FUND
 CLASS A SHARES
   Year ended 6/30/96.......         9.67              0.67               (0.26)              0.41             (0.67)
   Year ended 6/30/95.......         9.45              0.70                0.22               0.92             (0.70)
   Year ended 6/30/94.......        10.65              0.75               (1.21)             (0.46)            (0.64)
   Year ended 6/30/93.......        10.52              0.74                0.16               0.90             (0.74)
   Year ended 6/30/92.......        10.04              0.84                0.49               1.33             (0.84)
   Year ended 6/30/91.......         9.93              0.84                0.13               0.97             (0.85)
   Period ended
    6/30/90(5)..............        10.00              0.76               (0.09)              0.67             (0.74)
 CLASS S SHARES
   Year ended 6/30/96.......         9.67              0.60               (0.26)              0.34             (0.60)
   Year ended 6/30/95.......         9.45              0.63                0.22               0.85             (0.63)
CORPORATE INCOME FUND
 CLASS A SHARES
   Year ended 6/30/96.......        10.52              0.76               (0.36)              0.40             (0.76)
   Year ended 6/30/95.......         9.87              0.68                0.78               1.46             (0.68)
   Year ended 6/30/94.......        11.33              0.80               (1.35)             (0.55)            (0.78)
   Year ended 6/30/93.......        10.52              0.84                0.84               1.68             (0.84)
   Year ended 6/30/92.......         9.87              0.91                0.64               1.55             (0.90)
   Period ended
    6/30/91(6)..............        10.00              0.81               (0.13)              0.68             (0.81)
 CLASS S SHARES
   Year ended 6/30/96.......        10.52              0.68               (0.36)              0.32             (0.68)
   Year ended 6/30/95.......         9.87              0.61                0.78               1.39             (0.61)
------------------------------------------------------------------------------------------------------------------------

and Report of Independent Accountants sections of the Annual Report are included in the SAI. Further information about the performance of the Funds is contained in the Annual Report. The SAI and Annual Report can be obtained at no charge by calling Shareholder Services at 800-222-5852.

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------


   DISTRIBUTIONS                       DISTRIBUTIONS
     IN EXCESS       DISTRIBUTIONS       IN EXCESS                                           NET ASSET
      OF NET             FROM             OF NET         DISTRIBUTIONS                       VALUE AT
    INVESTMENT       NET REALIZED        REALIZED            FROM              TOTAL            END          TOTAL
      INCOME             GAINS             GAINS            CAPITAL        DISTRIBUTIONS     OF PERIOD     RETURN(11)
---------------------------------------------------------------------------------------------------------------------


       $   -            $(0.000)(19)       $   -             $   -            $(0.051)         $1.00           5.22%
           -             (0.000)(19)           -                 -             (0.049)          1.00           5.06
           -             (0.000)(19)           -                 -             (0.030)          1.00           3.04
           -                  -                -                 -             (0.031)          1.00           3.17
           -                  -                -                 -             (0.048)          1.00           4.95
           -                  -                -                 -             (0.073)          1.00           7.51

           -                  -                -                 -             (0.074)          1.00           7.64

           -             (0.000)(19)           -                 -             (0.043)          1.00           4.40
           -             (0.000)               -                 -             (0.042)          1.00           4.29


           -                  -                -                 -             (0.047)          1.00           4.81
           -                  -                -                 -             (0.046)          1.00           4.67
           -                  -                -                 -             (0.027)          1.00           2.67
           -                  -                -                 -             (0.027)          1.00           2.70
           -             (0.002)               -                 -             (0.044)          1.00           4.45
           -                  -                -                 -             (0.065)          1.00           6.65


           -                  -                -                 -             (0.073)          1.00           7.52

           -                  -                -                 -             (0.040)          1.00           4.02
           -                  -                -                 -             (0.038)          1.00           3.91


           -                  -                -                 -             (0.029)          1.00           3.00
           -                  -                -                 -             (0.028)          1.00           2.79
           -                  -                -                 -             (0.018)          1.00           1.81
           -                  -                -                 -             (0.021)          1.00           2.07
           -                  -                -                 -             (0.033)          1.00           3.35
           -                  -                -                 -             (0.044)          1.00           4.52

           -                  -                -                 -             (0.046)          1.00           4.64


           -                  -                -                 -             (0.022)          1.00           2.22
           -                  -                -                 -             (0.020)          1.00           2.04


           -                  -                -             (0.00)(14)         (0.15)          2.32           5.05
       (0.06)                 -                -             (0.00)(14)         (0.14)          2.35           4.42

           -                  -                -                 -              (0.09)          2.39          (0.73)

           -                  -                -             (0.00)(14)         (0.13)          2.32           4.27
       (0.06)                 -                -             (0.00)(14)         (0.12)          2.35           3.64


       (0.01)                 -                -                 -              (0.17)          2.29          10.16
       (0.00)(14)             -            (0.01)            (0.12)             (0.15)          2.24           2.10
       (0.03)                 -            (0.01)            (0.00)(14)(16)     (0.17)          2.34           1.10
           -                  -            (0.03)                -              (0.23)          2.48           6.03

           -                  -                -                 -              (0.08)          2.56           5.34

       (0.01)                 -                -                 -              (0.15)          2.29           9.33
       (0.00)(14)             -            (0.01)            (0.12)             (0.13)          2.24           1.33

           -                  -                -                 -              (0.67)          9.41           4.34
           -                  -                -                 -              (0.70)          9.67          10.17
           -                  -            (0.10)                -              (0.74)          9.45          (4.59)
           -                  -                -             (0.03)(16)         (0.77)         10.65           8.87
           -                  -                -             (0.01)(16)         (0.85)         10.52          13.74
           -                  -                -             (0.01)(16)         (0.86)         10.04          10.14

           -                  -                -                 -              (0.74)          9.93           6.99

           -                  -                -                 -              (0.60)          9.41           3.56
           -                  -                -                 -              (0.63)          9.67           9.36


           -                  -                -             (0.00)(14)         (0.76)         10.16           3.81
       (0.09)                 -                -             (0.04)             (0.81)         10.52          15.57
       (0.01)             (0.06)           (0.06)                -              (0.91)          9.87          (5.32)
           -                  -                -             (0.03)(16)         (0.87)         11.33          16.64
           -                  -                -                 -              (0.90)         10.52          16.29

           -                  -                -                 -              (0.81)          9.87           7.31

           -                  -                -             (0.00)(14)         (0.68)         10.16           3.04
       (0.09)                 -                -             (0.04)             (0.74)         10.52          14.73
---------------------------------------------------------------------------------------------------------------------

                                          FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NET INVESTMENT
                                                                                                  INCOME/(LOSS)
                                                                                                    PER SHARE          RATIO OF
                                                                                                     WITHOUT           OPERATING
                                                                                                   FEE WAIVERS,        EXPENSES
                                                                                                     EXPENSES         TO AVERAGE
                                                                                                     ABSORBED         NET ASSETS
                                                                                                   AND/OR FEES          WITHOUT
                                                  RATIO OF NET     RATIO OF NET                     REDUCED BY       FEES REDUCED
                                   NET ASSETS      OPERATING        INVESTMENT                       CREDITS          BY CREDITS
                                     END OF       EXPENSES TO       INCOME TO       PORTFOLIO        ALLOWED            ALLOWED
                                     PERIOD         AVERAGE          AVERAGE        TURNOVER          BY THE            BY THE
               FUND                (IN 000'S)      NET ASSETS       NET ASSETS        RATE        CUSTODIAN(12)      CUSTODIAN(21)
----------------------------------------------------------------------------------------------------------------------------------
GLOBAL MONEY FUND
 CLASS A SHARES
   Year ended 6/30/96..............  $153,786         0.65%            5.04%             -%           $0.046              0.65%
   Year ended 6/30/95..............   110,012         0.54             5.08              -             0.043               N/A
   Year ended 6/30/94..............    53,973         0.45             2.99              -             0.021               N/A
   Year ended 6/30/93..............    48,283         0.41             3.15              -             0.022               N/A
   Year ended 6/30/92..............    71,492         0.42             4.90              -             0.039               N/A
   Year ended 6/30/91..............    92,334         0.30             6.99              -             0.060               N/A
   Period ended 6/30/90 (1)........    22,834         1.00(10)         7.54(10)          -             0.067               N/A
 CLASS S SHARES
   Year ended 6/30/96..............    20,848         1.40             4.29              -             0.038              1.40
   Year ended 6/30/95..............     7,399         1.29             4.33              -             0.036               N/A
U.S. GOVERNMENT MONEY FUND
 CLASS A SHARES
   Year ended 6/30/96..............    39,031         0.85             4.70              -             0.043              0.85
   Year ended 6/30/95..............    47,492         0.85             4.63              -             0.042               N/A
   Year ended 6/30/94..............    30,180         0.85             2.68              -             0.022               N/A
   Year ended 6/30/93..............    36,802         0.85             2.69              -             0.022               N/A
   Year ended 6/30/92..............    44,233         0.85             4.43              -             0.037               N/A
   Year ended 6/30/91..............    62,473         0.86             6.54              -             0.058               N/A
   Period ended 6/30/90 (2)........    94,789         1.00(10)         7.52(10)          -             0.067               N/A
 CLASS S SHARES
   Year ended 6/30/96..............       439         1.60             3.95              -             0.036              1.60
   Year ended 6/30/95..............       737         1.60             3.88              -             0.034               N/A
CALIFORNIA MONEY FUND
 CLASS A SHARES
   Year ended 6/30/96..............    51,211         0.85             2.94              -             0.026               N/A
   Year ended 6/30/95..............    48,836         0.85             2.73              -             0.025               N/A
   Year ended 6/30/94..............    62,500         0.85             1.80              -             0.014               N/A
   Year ended 6/30/93..............    68,404         0.85             2.06              -             0.016               N/A
   Year ended 6/30/92..............    94,607         0.85             3.31              -             0.029               N/A
   Year ended 6/30/91..............   113,392         0.83             4.48              -             0.037               N/A
   Period ended 6/30/90 (2)........   147,487         1.00(10)         5.07(10)          -             0.040               N/A
 CLASS S SHARES
   Year ended 6/30/96..............        10         1.60             2.19              -             0.019               N/A
   Year ended 6/30/95..............        10         1.60             1.98              -             0.017               N/A
SHORT TERM HIGH QUALITY BOND FUND
 CLASS A SHARES
   Year ended 6/30/96(17)..........    32,440         0.75             6.22            225              0.13              0.75
   Year ended 6/30/95..............    43,811         0.75             6.10            137              0.07               N/A
   Period ended 6/30/94 (3)........    21,771         0.00(10)         5.70(10)         95              0.06               N/A
 CLASS S SHARES
   Year ended 6/30/96(17)..........     3,531         1.50             5.47            225              0.11              1.50
   Year ended 6/30/95..............     2,303         1.50             5.35            137              0.05               N/A
SHORT TERM GLOBAL GOVERNMENT FUND
 CLASS A SHARES
   Year ended 6/30/96(17)..........    65,726         0.85             6.75             87              0.14              0.85
   Year ended 6/30/95..............   103,986         0.85             7.22            217              0.16               N/A
   Year ended 6/30/94..............   220,824         0.85             6.87            222              0.16               N/A
   Year ended 6/30/93..............   215,348         0.73             7.67            294              0.17               N/A
   Period ended 6/30/92 (4)........   106,609         0.41(10)         8.65(10)         81              0.06               N/A
 CLASS S SHARES
   Year ended 6/30/96(17)..........     2,211         1.60             6.00             87              0.12              1.60
   Year ended 6/30/95..............     2,286         1.60             6.47            217              0.14               N/A
U. S. GOVERNMENT FUND
 CLASS A SHARES
   Year ended 6/30/96..............   423,282         0.70(18)         7.34            356              0.62              0.71
   Year ended 6/30/95..............   459,968         0.95(18)         7.58            226              0.66               N/A
   Year ended 6/30/94..............   666,566         1.05(18)         7.26             27              0.72               N/A
   Year ended 6/30/93..............   842,277         0.91(18)         6.98             67              0.70               N/A
   Year ended 6/30/92..............   504,776         0.72(18)         7.67             35              0.77               N/A
   Year ended 6/30/91..............   166,920         1.12(18)         8.32             54              0.79               N/A
   Period ended 6/30/90 (5)........    31,430         1.13(10)(18)     8.50(10)         13              0.69               N/A
 CLASS S SHARES
   Year ended 6/30/96..............    35,667         1.45(18)         6.59            356              0.55              1.46
   Year ended 6/30/95..............     6,839         1.70(18)         6.83            226              0.59               N/A
CORPORATE INCOME FUND
 CLASS A SHARES
   Year ended 6/30/96..............   298,518         0.95             7.23             25              0.72              0.95
   Year ended 6/30/95..............   383,642         0.90             8.26             55              0.64               N/A
   Year ended 6/30/94..............   472,519         1.35             7.19             30              0.80               N/A
   Year ended 6/30/93..............   396,357         1.24             7.67             37              0.82               N/A
   Year ended 6/30/92..............   169,682         0.97             8.29              8              0.85               N/A
   Period ended 6/30/91 (6)........    35,478         1.21(10)         9.01(10)         31              0.76
 CLASS S SHARES
   Year ended 6/30/96..............    12,011         1.70             6.48             25              0.64              1.70
   Year ended 6/30/95..............     8,701         1.65             7.51             55              0.57               N/A
----------------------------------------------------------------------------------------------------------------------------------

            FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------
                                        RATIO OF OPERATING
                                           EXPENSES TO
                                        AVERAGE NET ASSETS
                                             WITHOUT
                                           FEE WAIVERS,
                                        EXPENSES ABSORBED
                                             AND/OR
                                          FEES REDUCED
                                           BY CREDITS
                                         ALLOWED BY THE
               FUND                     CUSTODIAN(13)(21)
----------------------------------------------------------
GLOBAL MONEY FUND
 CLASS A SHARES
   Year ended 6/30/96..............           1.15%
   Year ended 6/30/95..............           1.18
   Year ended 6/30/94..............           1.35
   Year ended 6/30/93..............           1.32
   Year ended 6/30/92..............           1.34
   Year ended 6/30/91..............           1.51
   Period ended 6/30/90 (1)........           1.74(10)
 CLASS S SHARES
   Year ended 6/30/96..............           1.90
   Year ended 6/30/95..............           1.93
U.S. GOVERNMENT MONEY FUND
 CLASS A SHARES
   Year ended 6/30/96..............           1.22
   Year ended 6/30/95..............           1.25
   Year ended 6/30/94..............           1.32
   Year ended 6/30/93..............           1.34
   Year ended 6/30/92..............           1.35
   Year ended 6/30/91..............           1.52
   Period ended 6/30/90 (2)........           1.64(10)
 CLASS S SHARES
   Year ended 6/30/96..............           1.97
   Year ended 6/30/95..............           2.00
CALIFORNIA MONEY FUND
 CLASS A SHARES
   Year ended 6/30/96..............           1.14
   Year ended 6/30/95..............           1.15
   Year ended 6/30/94..............           1.27
   Year ended 6/30/93..............           1.29
   Year ended 6/30/92..............           1.28
   Year ended 6/30/91..............           1.48
   Period ended 6/30/90 (2)........           1.64(10)
 CLASS S SHARES
   Year ended 6/30/96..............           1.89
   Year ended 6/30/95..............           1.90
SHORT TERM HIGH QUALITY BOND FUND
 CLASS A SHARES
   Year ended 6/30/96(17)..........           1.42
   Year ended 6/30/95..............           1.39
   Period ended 6/30/94 (3)........           1.61(10)
 CLASS S SHARES
   Year ended 6/30/96(17)..........           2.17
   Year ended 6/30/95..............           2.14
SHORT TERM GLOBAL GOVERNMENT FUND
 CLASS A SHARES
   Year ended 6/30/96(17)..........           1.47
   Year ended 6/30/95..............           1.44
   Year ended 6/30/94..............           1.52
   Year ended 6/30/93..............           1.55
   Period ended 6/30/92 (4)........           1.92(10)
 CLASS S SHARES
   Year ended 6/30/96(17)..........           2.22
   Year ended 6/30/95..............           2.19
U. S. GOVERNMENT FUND
 CLASS A SHARES
   Year ended 6/30/96..............           1.45
   Year ended 6/30/95..............           1.59
   Year ended 6/30/94..............           1.34
   Year ended 6/30/93..............           1.34
   Year ended 6/30/92..............           1.39
   Year ended 6/30/91..............           1.57
   Period ended 6/30/90 (5)........           1.89(10)
 CLASS S SHARES
   Year ended 6/30/96..............           2.20
   Year ended 6/30/95..............           2.34
CORPORATE INCOME FUND
 CLASS A SHARES
   Year ended 6/30/96..............           1.38
   Year ended 6/30/95..............           1.40
   Year ended 6/30/94..............           1.42
   Year ended 6/30/93..............           1.42
   Year ended 6/30/92..............           1.48
   Period ended 6/30/91 (6)........           1.78(10)
 CLASS S SHARES
   Year ended 6/30/96..............           2.13
   Year ended 6/30/95..............           2.15
----------------------------------------------------------


                                           FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                                                        NET ASSET                                 NET REALIZED &
                                                                        VALUE AT                NET                 UNREALIZED
                                                                        BEGINNING           INVESTMENT            GAIN/(LOSS) ON
           FUND                                                         OF PERIOD          INCOME/(LOSS)           INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL FUND
 CLASS A SHARES
   Year ended 6/30/96 (17).........................................      $ 10.53              $  0.60                 $ 0.07
   Year ended 6/30/95..............................................        10.38                 0.61                   0.15
   Year ended 6/30/94..............................................        11.22                 0.61                  (0.82)
   Year ended 6/30/93..............................................        10.45                 0.62                   0.77
   Year ended 6/30/92..............................................        10.07                 0.65                   0.38
   Year ended 6/30/91..............................................        10.01                 0.63                   0.06
   Period ended 6/30/90 (5)........................................        10.00                 0.57                   0.01
 CLASS S SHARES
   Year ended 6/30/96 (17).........................................        10.53                 0.51                   0.07
   Year ended 6/30/95..............................................        10.38                 0.53                   0.15
FLORIDA INSURED MUNICIPAL FUND
 CLASS A SHARES
   Year ended 6/30/96..............................................         9.43                 0.50                   0.21
   Year ended 6/30/95..............................................         9.40                 0.52                   0.03(15)
   Year ended 6/30/94..............................................        10.05                 0.52                  (0.65)
   Period ended 6/30/93 (7)........................................        10.00                 0.00(14)               0.05
 CLASS S SHARES
   Year ended 6/30/96..............................................         9.43                 0.42                   0.21
   Year ended 6/30/95..............................................         9.40                 0.45                   0.03(15)
CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND
 CLASS A SHARES
   Year ended 6/30/96..............................................        10.45                 0.49                   0.15
   Year ended 6/30/95..............................................        10.10                 0.50                   0.35
   Period ended 6/30/94 (8)........................................        10.00                 0.11                   0.11(15)
 CLASS S SHARES
   Year ended 6/30/96..............................................        10.45                 0.41                   0.15
   Year ended 6/30/95..............................................        10.10                 0.43                   0.35
NATIONAL MUNICIPAL FUND
 CLASS A SHARES
   Year ended 6/30/96..............................................        10.76                 0.61                   0.07
   Year ended 6/30/95..............................................        10.85                 0.64                   0.01(15)
   Year ended 6/30/94..............................................        11.65                 0.65                  (0.73)
   Year ended 6/30/93..............................................        10.96                 0.67                   0.75
   Year ended 6/30/92..............................................        10.16                 0.72                   0.79
   Period ended 6/30/91 (6)........................................        10.00                 0.64                   0.16
 CLASS S SHARES
   Year ended 6/30/96..............................................        10.76                 0.53                   0.07
   Year ended 6/30/95..............................................        10.85                 0.56                   0.01(15)
GROWTH AND INCOME FUND
 CLASS A SHARES
   Year ended 6/30/96 (17).........................................        12.58                 0.08                   2.51
   Year ended 6/30/95..............................................        11.30                 0.13                   2.04
   Year ended 6/30/94..............................................        12.09                 0.12                   0.72
   Year ended 6/30/93..............................................        11.25                 0.12                   0.91
   Year ended 6/30/92..............................................        10.51                 0.17                   0.74
   Year ended 6/30/91..............................................        10.12                 0.23                   0.43
   Period ended 6/30/90 (5)........................................        10.00                 0.24                   0.07
 CLASS S SHARES
   Year ended 6/30/96 (17).........................................        12.55                (0.02)                  2.51
   Year ended 6/30/95..............................................        11.30                 0.05                   2.04
GROWTH FUND
 CLASS A SHARES
   Year ended 6/30/96 (17).........................................        14.18                (0.07)                  3.47
   Year ended 6/30/95 (17).........................................        10.73                 0.05                   3.42
   Year ended 6/30/94..............................................        10.72                (0.02)                  0.03(15)
   Period ended 6/30/93 (9)........................................        10.00                 0.00(14)               0.72
 CLASS S SHARES
   Year ended 6/30/96 (17).........................................        14.11                (0.19)                  3.44
   Year ended 6/30/95 (17).........................................        10.73                (0.04)                  3.42
EMERGING GROWTH FUND
 CLASS A SHARES
   Year ended 6/30/96 (17).........................................        15.47                (0.19)                  5.65
   Year ended 6/30/95 (17).........................................        13.02                (0.00)(14)              2.77
   Year ended 6/30/94..............................................        13.76                (0.09)                  0.68
   Year ended 6/30/93..............................................        11.67                (0.02)                  2.31
   Year ended 6/30/92 (17).........................................         9.62                (0.01)                  2.16
   Period ended 6/30/91 (6)........................................        10.00                 0.09                  (0.40)
 CLASS S SHARES
   Year ended 6/30/96 (17).........................................        15.37                (0.32)                  5.59
   Year ended 6/30/95 (17).........................................        13.02                (0.10)                  2.77
INTERNATIONAL GROWTH FUND
 CLASS A SHARES
   Year ended 6/30/96 (17).........................................         9.78                 0.05                   1.21
   Year ended 6/30/95 (17).........................................        10.74                (0.11)(20)             (0.31)
   Year ended 6/30/94..............................................         9.80                 0.06                   1.15
   Year ended 6/30/93..............................................         8.82                 0.07                   0.94
   Year ended 6/30/92..............................................         8.27                 0.05                   0.55
   Period ended 6/30/91 (6)........................................        10.00                 0.02                  (1.75)
 CLASS S SHARES
   Year ended 6/30/96 (17).........................................         9.73                (0.03)                  1.20
   Year ended 6/30/95 (17).........................................        10.74                (0.17)(20)             (0.31)
--------------------------------------------------------------------------------------------------------------------------------

                                                                                         DIVIDENDS
                                                                                           FROM
                                                                     TOTAL FROM             NET
                                                                     INVESTMENT          INVESTMENT
           FUND                                                      OPERATIONS            INCOME
---------------------------------------------------------------------------------------------------

CALIFORNIA MUNICIPAL FUND
 CLASS A SHARES
   Year ended 6/30/96 (17).........................................    $ 0.67              $(0.60)
   Year ended 6/30/95..............................................      0.76               (0.61)
   Year ended 6/30/94..............................................     (0.21)              (0.61)
   Year ended 6/30/93..............................................      1.39               (0.62)
   Year ended 6/30/92..............................................      1.03               (0.65)
   Year ended 6/30/91..............................................      0.69               (0.63)
   Period ended 6/30/90 (5)........................................      0.58               (0.57)
 CLASS S SHARES
   Year ended 6/30/96 (17).........................................      0.58               (0.51)
   Year ended 6/30/95..............................................      0.68               (0.53)
FLORIDA INSURED MUNICIPAL FUND
 CLASS A SHARES
   Year ended 6/30/96..............................................      0.71               (0.50)
   Year ended 6/30/95..............................................      0.55               (0.52)
   Year ended 6/30/94..............................................     (0.13)              (0.52)
   Period ended 6/30/93 (7)........................................      0.05                   -
 CLASS S SHARES
   Year ended 6/30/96..............................................      0.63               (0.42)
   Year ended 6/30/95..............................................      0.48               (0.45)
CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND
 CLASS A SHARES
   Year ended 6/30/96..............................................      0.64               (0.49)
   Year ended 6/30/95..............................................      0.85               (0.50)
   Period ended 6/30/94 (8)........................................      0.22               (0.11)
 CLASS S SHARES
   Year ended 6/30/96..............................................      0.56               (0.41)
   Year ended 6/30/95..............................................      0.78               (0.43)
NATIONAL MUNICIPAL FUND
 CLASS A SHARES
   Year ended 6/30/96..............................................      0.68               (0.61)
   Year ended 6/30/95..............................................      0.65               (0.64)
   Year ended 6/30/94..............................................     (0.08)              (0.65)
   Year ended 6/30/93..............................................      1.42               (0.67)
   Year ended 6/30/92..............................................      1.51               (0.71)
   Period ended 6/30/91 (6)........................................      0.80               (0.64)
 CLASS S SHARES
   Year ended 6/30/96..............................................      0.60               (0.53)
   Year ended 6/30/95..............................................      0.57               (0.56)
GROWTH AND INCOME FUND
 CLASS A SHARES
   Year ended 6/30/96 (17).........................................      2.59               (0.08)
   Year ended 6/30/95..............................................      2.17               (0.12)
   Year ended 6/30/94..............................................      0.84               (0.12)
   Year ended 6/30/93..............................................      1.03               (0.12)
   Year ended 6/30/92..............................................      0.91               (0.17)
   Year ended 6/30/91..............................................      0.66               (0.27)
   Period ended 6/30/90 (5)........................................      0.31               (0.19)
 CLASS S SHARES
   Year ended 6/30/96 (17).........................................      2.49               (0.01)
   Year ended 6/30/95..............................................      2.09               (0.07)
GROWTH FUND
 CLASS A SHARES
   Year ended 6/30/96 (17).........................................      3.40                   -
   Year ended 6/30/95 (17).........................................      3.47               (0.02)
   Year ended 6/30/94..............................................      0.01                   -
   Period ended 6/30/93 (9)........................................      0.72                   -
 CLASS S SHARES
   Year ended 6/30/96 (17).........................................      3.25                   -
   Year ended 6/30/95 (17).........................................      3.38               (0.00)(14)
EMERGING GROWTH FUND
 CLASS A SHARES
   Year ended 6/30/96 (17).........................................      5.46                   -
   Year ended 6/30/95 (17).........................................      2.77                   -
   Year ended 6/30/94..............................................      0.59                   -
   Year ended 6/30/93..............................................      2.29                   -
   Year ended 6/30/92 (17).........................................      2.15               (0.01)
   Period ended 6/30/91 (6)........................................     (0.31)              (0.07)
 CLASS S SHARES
   Year ended 6/30/96 (17).........................................      5.27                   -
   Year ended 6/30/95 (17).........................................      2.67                   -
INTERNATIONAL GROWTH FUND
 CLASS A SHARES
   Year ended 6/30/96 (17).........................................      1.26               (0.05)
   Year ended 6/30/95 (17).........................................     (0.42)              (0.04)
   Year ended 6/30/94..............................................      1.21               (0.02)
   Year ended 6/30/93..............................................      1.01               (0.03)
   Year ended 6/30/92..............................................      0.60               (0.05)
   Period ended 6/30/91 (6)........................................     (1.73)                  -
 CLASS S SHARES
   Year ended 6/30/96 (17).........................................      1.17               (0.02)
   Year ended 6/30/95 (17).........................................     (0.48)              (0.03)
---------------------------------------------------------------------------------------------------


                                           FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------------------
                                                    DISTRIBUTIONS                               DISTRIBUTIONS
                                                      IN EXCESS           DISTRIBUTIONS           IN EXCESS
                                                       OF NET               FROM NET               OF NET           DISTRIBUTIONS
                                                     INVESTMENT             REALIZED              REALIZED              FROM
                      FUND                             INCOME                 GAINS                 GAINS              CAPITAL
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL FUND
 CLASS A SHARES
   Year ended 6/30/96(17)........................      $     -              $       -             $       -           $       -
   Year ended 6/30/95............................            -                  (0.00)(14)                -                   -
   Year ended 6/30/94............................        (0.00)(14)                 -                 (0.02)                  -
   Year ended 6/30/93............................            -                      -                     -                   -
   Year ended 6/30/92............................            -                      -                     -                   -
   Year ended 6/30/91............................            -                      -                     -                   -
   Period ended 6/30/90(5).......................            -                      -                     -                   -
 CLASS S SHARES
   Year ended 6/30/96(17)........................            -                      -                     -                   -
   Year ended 6/30/95............................            -                  (0.00)(14)                -                   -
FLORIDA INSURED MUNICIPAL FUND
 CLASS A SHARES
   Year ended 6/30/96............................            -                      -                     -                   -
   Year ended 6/30/95............................            -                      -                     -                   -
   Year ended 6/30/94............................        (0.00)(14)                 -                 (0.00)(14)              -
   Period ended 6/30/93(7).......................            -                      -                     -                   -
 CLASS S SHARES
   Year ended 6/30/96............................            -                      -                     -                   -
   Year ended 6/30/95............................            -                      -                     -                   -
CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND
 CLASS A SHARES
   Year ended 6/30/96............................            -                  (0.04)                    -                   -
   Year ended 6/30/95............................            -                      -                     -                   -
   Period ended 6/30/94(8).......................            -                  (0.01)                    -                   -
 CLASS S SHARES
   Year ended 6/30/96............................            -                  (0.04)                    -                   -
   Year ended 6/30/95............................            -                      -                     -                   -
NATIONAL MUNICIPAL FUND
 CLASS A SHARES
   Year ended 6/30/96............................            -                      -                     -                   -
   Year ended 6/30/95............................            -                  (0.01)                (0.09)                  -
   Year ended 6/30/94............................        (0.00)(14)             (0.07)                    -                   -
   Year ended 6/30/93............................            -                  (0.06)                    -                   -
   Year ended 6/30/92............................            -                      -                     -                   -
   Period ended 6/30/91(6).......................            -                      -                     -                   -
 CLASS S SHARES
   Year ended 6/30/96............................            -                      -                     -                   -
   Year ended 6/30/95............................            -                  (0.01)                (0.09)                  -
GROWTH AND INCOME FUND
 CLASS A SHARES
   Year ended 6/30/96(17)........................            -                  (0.99)                    -                   -
   Year ended 6/30/95............................            -                  (0.77)                    -                   -
   Year ended 6/30/94............................            -                  (1.51)                    -                   -
   Year ended 6/30/93............................            -                  (0.07)                    -                   -
   Year ended 6/30/92............................            -                      -                     -                   -
   Year ended 6/30/91............................            -                      -                     -                   -
   Period ended 6/30/90(5).......................            -                      -                     -                   -
 CLASS S SHARES
   Year ended 6/30/96(17)........................            -                  (0.99)                    -                   -
   Year ended 6/30/95............................            -                  (0.77)                    -                   -
GROWTH FUND
 CLASS A SHARES
   Year ended 6/30/96(17)........................            -                  (1.89)                    -                   -
   Year ended 6/30/95(17)........................            -                  (0.00)(14)                -                   -
   Year ended 6/30/94............................            -                      -                     -                   -
   Period ended 6/30/93(9).......................            -                      -                     -                   -
 CLASS S SHARES
   Year ended 6/30/96(17)........................            -                  (1.89)                    -                   -
   Year ended 6/30/95(17)........................            -                  (0.00)(14)                -                   -
EMERGING GROWTH FUND
 CLASS A SHARES
   Year ended 6/30/96(17)........................            -                  (0.76)                    -                   -
   Year ended 6/30/95(17)........................            -                  (0.32)                    -                   -
   Year ended 6/30/94............................            -                  (1.33)                    -                   -
   Year ended 6/30/93............................            -                  (0.20)                    -                   -
   Year ended 6/30/92(17)........................            -                  (0.08)                    -               (0.01)(16)
   Period ended 6/30/91(6).......................            -                      -                     -                   -
 CLASS S SHARES
   Year ended 6/30/96(17)........................            -                  (0.76)                    -                   -
   Year ended 6/30/95(17)........................            -                  (0.32)                    -                   -
INTERNATIONAL GROWTH FUND
 CLASS A SHARES
   Year ended 6/30/96(17)........................        (0.04)                 (0.46)                    -                   -
   Year ended 6/30/95(17)........................            -                  (0.44)                (0.06)                  -
   Year ended 6/30/94............................            -                  (0.25)                    -                   -
   Year ended 6/30/93............................            -                      -                     -                   -
   Year ended 6/30/92............................            -                      -                     -                   -
   Period ended 6/30/91(6).......................            -                      -                     -                   -
 CLASS S SHARES
   Year ended 6/30/96(17)........................        (0.04)                 (0.46)                    -                   -
   Year ended 6/30/95(17)........................            -                  (0.44)                (0.06)                  -
-------------------------------------------------------------------------------------------------------------------------------

   FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------
                                                                        NET ASSET
                                                                        VALUE AT
                                                        TOTAL              END
                      FUND                          DISTRIBUTIONS       OF PERIOD
---------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL FUND
 CLASS A SHARES
   Year ended 6/30/96(17)........................     $   (0.60)        $   10.60
   Year ended 6/30/95............................         (0.61)            10.53
   Year ended 6/30/94............................         (0.63)            10.38
   Year ended 6/30/93............................         (0.62)            11.22
   Year ended 6/30/92............................         (0.65)            10.45
   Year ended 6/30/91............................         (0.63)            10.07
   Period ended 6/30/90(5).......................         (0.57)            10.01
 CLASS S SHARES
   Year ended 6/30/96(17)........................         (0.51)            10.60
   Year ended 6/30/95............................         (0.53)            10.53
FLORIDA INSURED MUNICIPAL FUND
 CLASS A SHARES
   Year ended 6/30/96............................         (0.50)             9.64
   Year ended 6/30/95............................         (0.52)             9.43
   Year ended 6/30/94............................         (0.52)             9.40
   Period ended 6/30/93(7).......................             -             10.05
 CLASS S SHARES
   Year ended 6/30/96............................         (0.42)             9.64
   Year ended 6/30/95............................         (0.45)             9.43
CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND
 CLASS A SHARES
   Year ended 6/30/96............................         (0.53)            10.56
   Year ended 6/30/95............................         (0.50)            10.45
   Period ended 6/30/94(8).......................         (0.12)            10.10
 CLASS S SHARES
   Year ended 6/30/96............................         (0.45)            10.56
   Year ended 6/30/95............................         (0.43)            10.45
NATIONAL MUNICIPAL FUND
 CLASS A SHARES
   Year ended 6/30/96............................         (0.61)            10.83
   Year ended 6/30/95............................         (0.74)            10.76
   Year ended 6/30/94............................         (0.72)            10.85
   Year ended 6/30/93............................         (0.73)            11.65
   Year ended 6/30/92............................         (0.71)            10.96
   Period ended 6/30/91(6).......................         (0.64)            10.16
 CLASS S SHARES
   Year ended 6/30/96............................         (0.53)            10.83
   Year ended 6/30/95............................         (0.66)            10.76
GROWTH AND INCOME FUND
 CLASS A SHARES
   Year ended 6/30/96(17)........................         (1.07)            14.10
   Year ended 6/30/95............................         (0.89)            12.58
   Year ended 6/30/94............................         (1.63)            11.30
   Year ended 6/30/93............................         (0.19)            12.09
   Year ended 6/30/92............................         (0.17)            11.25
   Year ended 6/30/91............................         (0.27)            10.51
   Period ended 6/30/90(5).......................         (0.19)            10.12
 CLASS S SHARES
   Year ended 6/30/96(17)........................         (1.00)            14.04
   Year ended 6/30/95............................         (0.84)            12.55
GROWTH FUND
 CLASS A SHARES
   Year ended 6/30/96(17)........................         (1.89)            15.69
   Year ended 6/30/95(17)........................         (0.02)            14.18
   Year ended 6/30/94............................             -             10.73
   Period ended 6/30/93(9).......................             -             10.72
 CLASS S SHARES
   Year ended 6/30/96(17)........................         (1.89)            15.47
   Year ended 6/30/95(17)........................         (0.00)            14.11
EMERGING GROWTH FUND
 CLASS A SHARES
   Year ended 6/30/96(17)........................         (0.76)            20.17
   Year ended 6/30/95(17)........................         (0.32)            15.47
   Year ended 6/30/94............................         (1.33)            13.02
   Year ended 6/30/93............................         (0.20)            13.76
   Year ended 6/30/92(17)........................         (0.10)            11.67
   Period ended 6/30/91(6).......................         (0.07)             9.62
 CLASS S SHARES
   Year ended 6/30/96(17)........................         (0.76)            19.88
   Year ended 6/30/95(17)........................         (0.32)            15.37
INTERNATIONAL GROWTH FUND
 CLASS A SHARES
   Year ended 6/30/96(17)........................         (0.55)            10.49
   Year ended 6/30/95(17)........................         (0.54)             9.78
   Year ended 6/30/94............................         (0.27)            10.74
   Year ended 6/30/93............................         (0.03)             9.80
   Year ended 6/30/92............................         (0.05)             8.82
   Period ended 6/30/91(6).......................             -              8.27
 CLASS S SHARES
   Year ended 6/30/96(17)........................         (0.52)            10.38
   Year ended 6/30/95(17)........................         (0.53)             9.73
---------------------------------------------------------------------------------

                                           FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                NET INVESTMENT
                                                                                                              INCOME/(LOSS) PER
                                                                       RATIO OF NET                           SHARE WITHOUT FEE
                                                                        INVESTMENT                        WAIVERS, EXPENSES ABSORBED
                     NET ASSETS END         RATIO OF OPERATING          INCOME TO          PORTFOLIO        AND/OR FEES REDUCED BY
      TOTAL             OF PERIOD          EXPENSES TO AVERAGE         AVERAGE NET         TURNOVER         CREDITS ALLOWED BY THE
    RETURN(11)         (IN 000'S)               NET ASSETS                ASSETS             RATE               CUSTODIAN(12)
------------------------------------------------------------------------------------------------------------------------------------

         6.40%         $   372,177                  0.94%                    5.56%               17%               $   0.56
         7.57              405,967                  0.85                     5.89                22                    0.56
        (2.19)             509,233                  0.79                     5.45                50                    0.54
        13.84              511,364                  0.80                     5.74                41                    0.56
        10.56              309,146                  0.94                     6.08                29                    0.60
         7.16              202,595                  1.05                     6.30                16                    0.58
         5.99               92,972                  1.01(10)                 6.26(10)            38                    0.49

         5.61                   11                  1.69                     4.81                17                    0.47
         6.78                   11                  1.60                     5.14                22                    0.48


         7.56               29,821                  0.63                     5.08                52                    0.42
         6.01               33,714                  0.39                     5.53                44                    0.42
        (1.50)              38,541                  0.00                     5.09                83                    0.36
         0.50                4,837                  0.00(10)                 0.48(10)             0                   (0.02)

         6.76                   11                  1.38                     4.33                52                    0.34
         5.23                   11                  1.14                     4.78                44                    0.35


         6.25               54,518                  0.73                     4.62                27                    0.42
         8.71               54,507                  0.42                     4.95                13                    0.40
         2.20               34,147                  0.00(10)                 4.25(10)            17                    0.06

         5.46                   11                  1.48                     3.87                27                    0.34
         7.90                   11                  1.17                     4.20                13                    0.33


         6.41              233,359                  1.04                     5.58                25                    0.58
         6.32              269,033                  0.83                     5.97                23                    0.59
        (0.90)             354,501                  0.87                     5.60                44                    0.59
        13.41              390,187                  0.86                     5.89                83                    0.61
        15.42              226,984                  0.64                     6.34                61                    0.63
         8.27               44,915                  0.55(10)                 6.84(10)            81                    0.53

         5.62                   11                  1.79                     4.83                25                    0.50
         5.54                   11                  1.58                     5.22                23                    0.51


        21.36              183,084                  1.54                     0.60                90                    0.08
        20.47              170,177                  1.56                     1.11                72                    0.13
         6.67              125,249                  1.50                     1.04               127                    0.11
         9.20               97,873                  1.46                     1.01                47                    0.12
         8.65               83,825                  1.50                     1.51                16                    0.16
         6.70               33,930                  1.52                     2.48                19                    0.21
         3.17               20,964                  1.37(10)                 3.21(10)            16                    0.19

        20.51               29,481                  2.29                    (0.15)               90                   (0.02)
        19.75               14,368                  2.31                     0.36                72                    0.05


        25.44              179,720                  1.70                    (0.49)              205                   (0.07)
        32.33              154,763                  1.76                     0.28               233                    0.05
         0.00              126,808                  1.75                    (0.35)              227                   (0.02)
         7.30               23,323                  1.44(10)                (0.63)(10)           13                   (0.01)

        24.54               45,652                  2.45                    (1.24)              205                   (0.19)
        31.44               18,730                  2.51                    (0.47)              233                   (0.04)


        35.93              283,747                  1.64                    (1.02)              131                   (0.19)
        21.54              185,722                  1.68                    (0.31)              181                   (0.00)(14)
         3.40              124,941                  1.66                    (0.68)              224                   (0.09)
        19.75               96,646                  1.59                    (0.32)               28                   (0.02)
        22.47               27,652                  1.93                    (0.04)               60                   (0.01)
        (2.95)               8,490                  1.84(10)                 1.10(10)            17                    0.07

        34.91               43,645                  2.39                    (1.77)              131                   (0.32)
        20.76               11,840                  2.43                    (1.06)              181                   (0.10)


        13.16              116,254                  1.77                     0.46               125                    0.05
        (4.01)              91,763                  1.69                     0.62                81                   (0.11)
        12.39              127,764                  1.69                     0.54                44                    0.06
        11.51               56,962                  1.80                     1.07                63                    0.07
         7.28               24,479                  2.25                     0.69                66                    0.04
       (17.30)              11,647                  2.24(10)                 0.51(10)            45                    0.01

        12.29               38,900                  2.52                    (0.29)              125                   (0.13)
        (4.61)              11,120                  2.44                    (0.13)               81                   (0.17)
--------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------
                                       RATIO OF OPERATING
                                      EXPENSES TO AVERAGE
       RATIO OF OPERATING              NET ASSETS WITHOUT
      EXPENSES TO AVERAGE             FEE WAIVERS, EXPENSES
       NET ASSETS WITHOUT             ABSORBED AND/OR FEES
          FEES REDUCED                 REDUCED BY CREDITS
      BY CREDITS ALLOWED BY              ALLOWED BY THE
        THE CUSTODIAN(21)               CUSTODIAN(13)(21)
-----------------------------------------------------------


                0.94%                         1.29%
                 N/A                          1.29
                 N/A                          1.39
                 N/A                          1.41
                 N/A                          1.40
                 N/A                          1.60
                 N/A                          1.84(10)

                1.69                          2.04
                 N/A                          2.04


                0.66                          1.46
                 N/A                          1.51
                 N/A                          1.55
                 N/A                          5.59(10)

                1.41                          2.21
                 N/A                          2.26


                0.75                          1.39
                 N/A                          1.41
                 N/A                          1.95(10)

                1.50                          2.14
                 N/A                          2.16


                1.04                          1.29
                 N/A                          1.30
                 N/A                          1.36
                 N/A                          1.37
                 N/A                          1.40
                 N/A                          1.68(10)

                1.79                          2.04
                 N/A                          2.05


                1.54                          1.54
                 N/A                          1.56
                 N/A                          1.59
                 N/A                          1.46
                 N/A                          1.55
                 N/A                          1.78
                 N/A                          2.01(10)

                2.29                          2.29
                 N/A                          2.31


                1.71                          1.71
                 N/A                          1.76
                 N/A                          1.75
                 N/A                          2.52(10)


                2.46                          2.46
                 N/A                          2.51
                1.65                          1.65
                 N/A                          1.68
                 N/A                          1.66
                 N/A                          1.59
                 N/A                          1.93
                 N/A                          2.11(10)

                2.40                          2.40
                 N/A                          2.43


                1.77                          1.77
                 N/A                          1.69
                 N/A                          1.69
                 N/A                          1.80
                 N/A                          2.29
                                              2.47(10)

                2.52                          2.52
                 N/A                          2.44
-----------------------------------------------------------

 (1) The Fund commenced operations on July 13, 1989.*

 (2) The Funds commenced operations on July 10, 1989.*

 (3) The Fund commenced operations on November 1, 1993.*

 (4) The Fund commenced operations on February 11, 1992.*

 (5) The Funds commenced operations on July 25, 1989.*

 (6) The Funds commenced operations on July 18, 1990.*

 (7) The Fund commenced operations on June 7, 1993.*

 (8) The Fund commenced operations on April 4, 1994.*

 (9) The Fund commenced operations on April 5, 1993.*

    - On July 1, 1994, the Funds commenced selling Class B and Class S shares in addition to Class A shares. Those shares in existence prior to July 1, 1994 were designated Class A shares.

(10) Annualized.


(11) Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived and/or expenses had not been absorbed by investment advisor, administrator and/or distributor or if fees had not been reduced by credits allowed by the custodian.



(12) Net investment income per share without fee waivers and/or expenses absorbed by investment advisor, administrator, distributor and/or fees reduced by credits allowed by custodian.



(13) Annualized operating expense ratios without fee waivers and/or expenses absorbed by investment advisor, administrator, distributor and/or fees reduced by credits allowed by custodian.


(14) Amount represents less than $0.01 per share.

(15) The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.

(16) Amounts distributed in excess of accumulated net investment income as determined for financial statement purposes have been reported as distributions from paid-in capital at the fiscal year end in which the distribution was made. Certain of these distributions which are reported as being from paid-in capital for financial statement purposes may be reported to shareholders as taxable distributions due to differing tax and accounting rules.

(17) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the year since the use of the undistributed income method did not accord with results of operations.


(18) Ratio of operating expenses to average net assets including interest expense for the period ended June 30 each year, was, for Class A shares 0.82% for 1996, 1.22% for 1995, 1.06% for 1994, 0.91% for 1993, 0.72% for
     1992, 1.12% for 1991, 1.13% for 1990; for the Class S shares 1.57% for
     1996, 1.97% for 1995.


(19) Amount represents less than $0.001 per share.

(20) Amount shown reflects certain reclassifications related to book to tax differences.


(21) The ratio includes custodian fees before reduction by credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.


THE FUNDS' INVESTMENTS AND RISK CONSIDERATIONS

The following section describes the investment objective and policies of each Fund and some of the risk considerations of investing in the Funds. The "Securities and Investment Practices" section that follows provides more information about the types of securities and investment practices that the Funds may use, and the risk considerations related to such securities and investment practices.

INVESTMENT PRINCIPLES AND RISK CONSIDERATIONS

THE MONEY FUNDS

Each of the Global Money, U.S. Government Money and California Money Funds invests only in U.S. Dollar-denominated short-term, money market securities that present minimal credit risks and meet the rating criteria described below. At the time of investment, no security purchased by a Money Fund (except securities subject to repurchase agreements and variable rate demand notes) can have a maturity exceeding 397 days, and each Money Fund's average portfolio maturity cannot exceed 90 days. The short average maturity of the portfolios enhances each Money Fund's ability to maintain share prices at $1.00 which, in turn, provides both stability of value and liquidity to shareholders. There can be no assurances, however, that any or all of the Money Funds will be able to maintain a net asset value ("NAV") at $1.00 per share.


Each Money Fund will purchase only those instruments that meet the following applicable quality requirements. The Money Funds will not purchase a security (other than a U.S. Government security) unless the security or the issuer with respect to comparable securities (i) is rated by at least two nationally recognized statistical rating organizations ("NRSROs"), such as Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's"), in one of the two highest rating categories for short-term debt securities, (ii) is rated in one of the two highest categories for short-term debt by the only NRSRO that has issued a rating, or (iii) if not so rated, the security is determined to be of comparable quality. In addition, with respect to the Global Money Fund, no more than 5% of the Fund's total assets will be invested in securities rated in the second highest rating category by the requisite NRSROs, and no more than 1% of the Fund's total assets will be invested in the securities of any one such issuer. A description of the rating systems of S&P and Moody's is contained in the SAI.

Up to 10% of the net assets of a Money Fund may be invested in securities and other instruments that are not readily marketable, including repurchase agreements with maturities greater than seven calendar days, time deposits maturing in more than seven calendar days, and variable rate demand notes having a demand period of more than seven days. In addition, a Money Fund may invest up to 5% of its assets in the securities of issuers which have been in continuous operation for less than three years. Each Money Fund may also borrow from banks for temporary or other emergency purposes, but not for investment purposes, in an amount up to 30% of its total assets, and may pledge its assets to the same extent in connection with such borrowings. Whenever these borrowings exceed 5% of the value of a Money Fund's total assets, the Money Fund will not purchase any securities. Except for the limitations on borrowing, the investment guidelines set forth in this paragraph may be changed at any time without shareholder consent by vote of the Board of Trustees of the Company, subject to applicable law. A complete list of investment restrictions that identifies additional restrictions that cannot be changed without the approval of a majority of an affected Money Fund's outstanding shares is contained in the SAI.


GLOBAL MONEY FUND. The Fund's investment objective is to maximize current income consistent with safety of principal and maintenance of liquidity. The Fund pursues its objective by investing in a portfolio of short-term, money market instruments, including obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"); repurchase agreements with respect to U.S. Government Securities; instruments issued by U.S. and foreign banks and savings and loan institutions, such as time deposits, certificates of deposit and bankers' acceptances; and commercial paper and corporate obligations of U.S. and foreign issuers that meet the Fund's quality and maturity criteria. Although the Fund is authorized to invest up to 50% of its assets in any one country (other than the United States), the Fund normally will include in its portfolio securities of issuers collectively having their principal business activities in at least three countries, including the United States. The Fund may not invest more than 5% of its assets in securities of any one issuer, except that the Fund may invest in U.S. Government Securities without limit and may have one holding that exceeds the 5% limit for up to three days after the acquisition of such holding. At least 25% of the Fund's total assets will be invested in bank obligations, except during temporary defensive periods.

U.S. GOVERNMENT MONEY FUND. The Fund's investment objective is to maximize current income consistent with safety of principal and maintenance of liquidity. The Fund pursues its objective by maintaining a portfolio of U.S. Government Securities and entering into repurchase agreements with respect to U.S. Government Securities.

CALIFORNIA MONEY FUND. The Fund's investment objective is to maximize current income that is excluded from gross income for federal income tax purposes and is exempt from California State personal income taxation, consistent with safety of principal and maintenance of liquidity. The Fund pursues its objective by investing in a portfolio of high grade municipal securities, which means municipal securities that meet the Fund's quality and maturity criteria. "Municipal Securities" are debt obligations issued by states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions, and "California Municipal Securities" means Municipal Securities issued by the State of California and its political subdivisions as well as certain other governmental issuers such as the Commonwealth of Puerto Rico. Except when the Fund assumes a temporary defensive position, at least 80% of the Fund's total assets will be invested in Municipal Securities and at least 65% of its total assets will be invested in California Municipal Securities. The requirement to invest at least 80% of the Fund's assets in Municipal Securities is a fundamental policy that cannot be changed without the consent of the Fund's shareholders. The Fund may invest without limitation in Municipal Securities issued to finance certain "private activities" ("AMT-Subject Bonds"), such as bonds used to finance airports, housing projects, student loan programs and water and sewer projects. To reduce investment risk, the California Money Fund may not invest more than 25% of its total assets in Municipal Securities whose interest is paid from revenues of similar-type projects.

For temporary defensive purposes, the Fund may invest without limitation in
(1) Municipal Securities that are not exempt from California personal income tax, and (2) short-term Municipal Securities or taxable cash equivalents, including short-term U.S. Government Securities, certificates of deposit and bankers' acceptances, commercial paper rated Prime-1 by Moody's or A-1+ or A-1 by S&P, repurchase agreements and securities of other money market mutual funds. Under normal market conditions the Fund may invest up to 20% of its assets in these taxable cash equivalents.

The California Money Fund is designed to generate tax-exempt income. A shareholder of the California Money Fund may earn a higher after-tax return from the Fund than from comparable investments that generate taxable income. For an illustration of the benefits of tax-free investing, see the section entitled "Performance Information." For a discussion of the tax consequences of investing in AMT-Subject Bonds, see "Securities and Investment Practices - Municipal Securities and AMT-Subject Bonds" and "Dividends, Capital Gains and Taxes."

The Fund may also invest in variable rate demand obligations, stand-by commitments, when-issued securities and forward commitments.

THE BOND FUNDS


SHORT TERM HIGH QUALITY BOND FUND. The Fund's investment objective is to provide as high a level of current income as is consistent with prudent investment management and stability of principal. To accomplish its objective, the Fund will invest primarily in short-term bonds and other fixed-income securities. Under normal market conditions the Fund will maintain a dollar-weighted average portfolio maturity of three years or less. The Fund may hold individual securities with remaining maturities of more than three years as long as the dollar-weighted average portfolio maturity is three years or less. The average maturity of the Fund may vary depending on anticipated market conditions. For purposes of the weighted average maturity calculation, a mortgage instrument's average life will be considered to be its maturity.


The Fund will invest substantially all of its assets in investment-grade debt securities, which are securities that are rated in the top four rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or, if unrated, are judged to be of comparable quality by the Fund's Sub-Advisor. All debt securities purchased by the Fund will be investment-grade at the time of purchase. The Fund will invest at least 65% of its total assets in United States Government obligations, corporate debt obligations or mortgage-related securities rated in one of the two highest categories by an NRSRO. Securities are rated in the two highest rating categories by an NRSRO if they are rated at least Aa by Moody's or at least AA by S&P, Duff or Fitch or, if unrated, are judged to be of comparable quality by the Fund's Sub-Advisor. Investment-grade bonds are generally of medium to high quality. A bond rated in the lower end of the investment-grade category (Baa/BBB), however, may have speculative characteristics and may be more sensitive to economic changes and changes in the financial condition of the issuer.

The fixed-income securities in which the Fund may invest include obligations issued or guaranteed by domestic and foreign governments and government agencies and instrumentalities and high-grade corporate debt obligations, such as bonds, debentures, notes, equipment lease and trust certificates, mortgage-backed securities, collateralized mortgage obligations and asset-backed securities.

The Fund may invest up to 10% of its assets in foreign fixed-income securities, primarily bonds of foreign governments or their political subdivisions, foreign companies and supranational organizations, including non-U.S. Dollar-denominated securities and U.S. Dollar-denominated debt securities issued by foreign issuers and foreign branches of U.S. banks. Investment in foreign securities is subject to special risks, see "Securities and Investment Practices - Foreign Investments."

The Fund may also invest in high-quality, short-term obligations (with maturities of 12 months or less), such as commercial paper issued by domestic and foreign corporations, bankers' acceptances issued by domestic and foreign banks, certificates of deposit and demand and time deposits of domestic and foreign banks and savings and loan associations and repurchase agreements. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and enter into currency forwards or futures contracts and related options for the purpose of currency hedging.

The Fund may invest in certain illiquid investments such as privately placed obligations including restricted securities. The Fund may invest up to 10% of its assets in securities of mutual funds that are not affiliated with Sierra Advisors or any Sub-Advisor. See "Securities and Investment Practices - Holdings in Other Investment Companies."

The Fund currently intends to borrow money or enter into reverse repurchase agreements or dollar roll transactions in the aggregate up to 10% of its total assets. If the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. To seek a high level of current income, the Fund may enter into dollar rolls. Dollar rolls entail certain risks; see "Securities and Investment Practices - Dollar Roll Transactions."

The Fund may invest up to 25% of its total assets in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another. See "Securities and Investment Practices - Asset-Backed Securities."

Thomas M. Poor, Managing Director of Scudder, is the portfolio manager of the Short Term High Quality Bond Fund. He joined Scudder in 1970 and has worked entirely in fixed income research and institutional bond portfolio management. Mr. Poor has had primary management responsibility for the Short Term High Quality Bond Fund since its inception.

SHORT TERM GLOBAL GOVERNMENT FUND. The Fund's investment objective is to provide high current income consistent with protection of principal. Under normal conditions, the Fund invests primarily in government securities in at least three different countries, one of which may be the United States. The Fund maintains a dollar-weighted average portfolio maturity not exceeding three years but may hold individual securities with longer maturities. The average maturity of the Fund may vary depending on anticipated market conditions. This policy helps minimize the effect of interest rate changes on the Fund's share price. The Sub-Advisor's calculation of the expected average life of a portfolio mortgage security is used as that security's maturity with regard to determining the above average dollar-weighted portfolio maturity calculation. The Fund's share price and yield will fluctuate primarily due to the movement of foreign currencies against the U.S. Dollar and changes in worldwide interest rates. The Fund seeks to maintain greater price stability than longer-term bond funds.


Under normal market conditions, the Fund will invest at least 65% of its assets in: (i) obligations issued or guaranteed by foreign national governments, their agencies, instrumentalities, or political subdivisions (including any security which is majority owned by such government, agency, instrumentality, or political subdivision); and (ii) U.S. Government Securities.

The Fund may also invest in non-government foreign and domestic debt securities, including debt securities issued or guaranteed by supranational organizations, corporate debt securities, bank or bank holding company obligations (e.g., certificates of deposit, bankers' acceptances and time deposits), mortgage-backed or asset-backed securities, and repurchase agreements.

To protect against credit risk, the Fund invests primarily in high-grade debt securities. At least 65% of the Fund's investments will consist of securities rated within the three highest rating categories of S&P (AAA, AA, A) or Moody's (Aaa, Aa, A), or, if unrated, are judged to be of comparable quality by the Sub-Advisor. The Fund may invest up to 10% of its assets in non-investment-grade debt securities (commonly called "junk bonds") if portfolio management believes that doing so will be consistent with the goal of capital appreciation. Non-investmentgrade debt securities are often considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. See "Securities and Investment Practices - Lower-Rated Securities."

In addition to U.S. Dollar holdings, the Fund may invest in securities denominated in foreign currencies and in multinational currency units, such as the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts of the currencies of certain states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in the relative values of the underlying currencies. Securities of issuers within a given country may be denominated in the currency of another country. In addition, when the Fund's Sub-Advisor believes that U.S. securities offer superior opportunities for achieving the Fund's investment objective, or for temporary defensive purposes, the Fund may invest substantially all of its assets in securities of U.S. issuers or securities denominated in U.S. Dollars.

Adam M. Greshin is the lead portfolio manager for the Short Term Global Government Fund. Mr. Greshin joined Scudder in 1986 as an international bond analyst. Currently, he is Product Leader for Scudder's global and international fixed-income investing. He was involved in the original design of the Fund and has served as a member of the Fund's portfolio management team since 1991. Mr. Greshin assumed responsibility for the Fund's day-to-day management and investment strategies effective November 1, 1995.


U.S. GOVERNMENT FUND. The Fund's investment objective is to maximize total rate of return while providing a high level of current income, consistent with reasonable safety of principal. The Fund pursues its objective by investing at least 65% and up to 100% of its assets in intermediate- and long-term U.S. Government Securities. The Fund may invest in U.S. Government Securities of varying maturities. Securities in the Fund's portfolio are high quality securities that will generally yield less income than lower quality securities; higher quality securities, however, generally have less credit risk and are more readily marketable than lower quality securities. Depending on market conditions, the Fund's portfolio will consist of various types of U.S. Government Securities in varying proportions; it may invest up to 35% of its total assets in (i) the types of securities in which the Corporate Income Fund may invest except as otherwise prohibited in the Prospectus and SAI, including corporate bonds, preferred stock, convertible corporate bonds, convertible preferred stock, government stripped mortgage-backed securities, asset-backed securities, and interests in lease obligations; and (ii) commercial mortgage-backed securities, which are mortgage-backed securities that are issued by a nongovernmental entity, such as a trust, and include collateralized mortgage obligations and real estate mortgage investment conduits that are rated in one of the top two rating categories. Commercial mortgage-backed securities generally are structured with one or more types of credit enhancement and are not guaranteed by a governmental agency or instrumentality. A substantial portion of the Fund's assets at any time may consist of mortgage-backed securities. For more detailed information regarding the types of securities in which the Corporate Income Fund may invest, see "Corporate Income Fund."

The Fund may invest up to 20% of its assets in money market instruments consisting of short-term U.S. Government Securities and repurchase agreements with respect to such U.S. Government Securities, and for temporary defensive purposes may invest in these instruments without limitation. In addition, the Fund may invest up to 33 1/3% of its total assets in dollar rolls or "covered rolls." See "Securities and Investment Practices - Dollar Roll Transactions."

The day-to-day management of the Fund's portfolio is the responsibility of a committee composed of individuals who are officers of BlackRock. This committee has managed the Fund since December, 1994, and is supervised by Keith Anderson and Andrew J. Phillips. Mr. Anderson, a Managing Director of BlackRock, has been co-head of the Portfolio Management Group since 1988. Mr. Phillips has been a portfolio manager of BlackRock since 1991 and a Vice President of BlackRock since 1993.


CORPORATE INCOME FUND. The Fund's investment objective is to provide a high level of current income, consistent with the preservation of capital. The Fund pursues its investment objective by investing primarily in investment-grade corporate bonds of United States issuers, which are bonds that are rated in the top four rating categories by Moody's, S&P, Duff, or Fitch, or, if not rated, that the Fund's Sub-Advisor believes to have credit characteristics equivalent to such investment-grade rated corporate bonds. Generally, at least 65% of the corporate bonds held by the Fund will have had remaining maturities of 10 years or more at the date of purchase, unless the Fund's Sub-Advisor believes that investing in corporate bonds with shorter maturities would be appropriate in light of prevailing market conditions. Corporate bonds with longer maturities generally tend to produce higher yields and are subject to greater market risk than debt securities with shorter maturities. The average maturity of the Fund may vary depending on anticipated market conditions. The value of the Fund's portfolio securities can be expected to vary inversely with changes in the prevailing interest rates.


The Fund may also invest in preferred stock, corporate bonds and preferred stock that are convertible into or that carry the right to buy common stock, all of which are rated investment-grade by an NRSRO, or, if not rated, that the Fund's Sub-Advisor believes to have credit characteristics equivalent to such investment-grade rated bonds; U.S. Government Securities (including government stripped mortgage-backed securities); asset-backed securities; and interests in lease obligations for which the payment of interest and principal is unconditionally guaranteed by companies with debt rated at least investment-grade by an NRSRO, provided that no more than 20% of the Fund's assets will be invested in such lease obligations. The Fund may invest in floating rate, inverse floating rate and variable rate obligations, including participation interests therein. The Fund may invest in bonds issued by foreign governments and corporations, provided that no more than 20% of the Fund's assets will be invested in such bonds and no more than 5% will be denominated in any one currency. In addition, the Fund may invest up to 33 1/3% of its total assets in dollar rolls or "covered rolls." For temporary defensive purposes, the Fund may also invest, without limitation, in money market instruments, including short-term U.S. Government Securities, commercial paper rated Prime-1 by Moody's, A-1 by S&P, Duff-1 by Duff or Fitch-1 by Fitch, and cash and cash equivalents.

As the Fund's portfolio manager, James M. Goldberg, has had primary responsibility for the day-to-day management of the Fund's portfolio since its inception. Mr. Goldberg has been Managing Director of TCW Management since 1989 and Managing Director of Trust Company of the West since 1984.


THE MUNICIPAL FUNDS


CALIFORNIA MUNICIPAL FUND. The Fund's investment objective is to provide as high a level of current income that is excluded from gross income for federal income tax purposes and is exempt from California State personal income tax as is consistent with prudent investment management and preservation of capital. The Fund pursues its objective by investing in intermediate and long-term California Municipal Securities, although the average maturity of the Fund will vary depending on anticipated market conditions. A fundamental policy that cannot be changed without the consent of the Fund's shareholders is that under normal market conditions, at least 80% of the Fund's total assets will be invested in California Municipal Securities. The Fund may invest without limitation in AMT-Subject Bonds, as described in the section "Securities and Investment Practices - Municipal Securities and AMT-Subject Bonds."

The Fund will invest in investment-grade Municipal Securities, which are securities rated at the time of purchase within the four highest ratings assigned by Moody's, S&P, Duff, or Fitch, or, if unrated, are judged to be of comparable quality by the Fund's Sub-Advisor. The higher tax-free yields sought by the Fund are generally obtainable from medium-quality Municipal Securities rated A or Baa by Moody's or A or BBB by S&P. For more information, see "Securities and Investment Practices - Fixed-Income Obligations and Securities."

The Fund is designed to generate tax-exempt income. A shareholder of the Fund may earn a higher after-tax return from the Fund than from comparable investments that generate taxable income. For an illustration of the benefits of tax-free investing, see the section entitled "Performance Information."

The Fund may invest up to 20%, in the aggregate, of its assets in (1) Municipal Securities that are not exempt from California personal income tax and (2) short-term Municipal Securities and taxable cash equivalents, including short-term U.S. Government Securities, certificates of deposit and bankers' acceptances, commercial paper rated Prime-1 by Moody's or A-1+ or A-1 by S&P, repurchase agreements and securities of other money market mutual funds (subject to the limitations set forth under "Securities and Investment Practices") and, for temporary defensive purposes, may invest in these securities without limitation. The Fund may at any time invest up to 20% of its total assets in taxable cash equivalents, although it is anticipated that under normal circumstances substantially all of the Fund's assets will be invested in Municipal Securities generating tax-exempt income.

The Fund may engage in hedging transactions through the use of financial futures, bond index futures and options thereon, purchase and sell securities on a when-issued and forward commitment basis, invest in mortgage-backed securities, enter into repurchase agreements, invest in stand-by commitments and lend portfolio securities. The Fund may invest in floating rate, inverse floating rate and variable rate obligations, including participation interests therein.

Since May 1992, Joseph A. Piraro, a Vice President of Van Kampen, has had primary responsibility for the day-to-day management of the Fund's portfolio. Mr. Piraro has been a Vice President of Van Kampen since January 1993 and Assistant Vice President since June 1992. Prior to joining Van Kampen, Mr. Piraro was a Senior Municipal Bond Trader for First National Bank of Chicago from November 1987 to May 1992.

FLORIDA INSURED MUNICIPAL FUND. The Fund's primary investment objective is to seek as high a level of current income, exempt from federal income tax, as is consistent with prudent investment management and preservation of capital, and to offer shareholders the opportunity to own shares the value of which is exempt from Florida intangible personal property tax.

To accomplish this goal, the Fund will invest primarily in insured, intermediate- and long-term Florida Municipal Securities although the average maturity of the Fund will vary depending on anticipated market conditions. It is a fundamental policy of the Fund that it will invest at least 80% of the value of its total assets (except when maintaining a temporary defensive position) in insured Florida Municipal Securities. The Fund may invest without limitation in AMT-Subject Bonds, as described in "Securities and Investment
Practices - Municipal Securities and AMT-Subject Bonds." Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Fund to purchase sufficient amounts of tax-exempt securities.

The "insured obligations" in the Fund's investment portfolio are insured as to the scheduled payment of all installments of principal and interest as they fall due. The purpose of such insurance is to minimize credit risks to the Fund and its shareholders associated with defaults in Florida Municipal Securities owned by the Fund. Such insurance does not insure against market risk and therefore does not guarantee the market value of the obligations in the Fund's investment portfolio upon which the NAV of the Fund's shares is based. Such market value will continue to fluctuate in response to fluctuations in interest rates or the bond market. Similarly, such insurance does not cover or guarantee the value of the shares of the Fund.

The investment policy requiring insurance on investments applies only to Florida Municipal Securities in the Fund's investment portfolio and will not affect the Fund's ability to hold its assets in cash or to invest in escrow secured and defeased bonds or in certain short-term tax-exempt obligations as set forth herein, or affect its ability to invest in uninsured taxable obligations for temporary or liquidity purposes or on a defensive basis in accordance with the investment policies and restrictions of the Fund.

The Fund will invest in investment-grade Municipal Securities, which are securities rated at the time of purchase within the four highest ratings assigned by Moody's, S&P, Duff, or Fitch, or, if unrated, are judged to be of comparable quality by the Fund's Sub-Advisor. The higher tax-free yields sought by the Fund are generally obtainable from medium-quality Municipal Securities rated A or Baa by Moody's or A or BBB by S&P. See "Securities and Investment Practices - Fixed-Income Obligations and Securities."

The Fund may invest up to 20%, in the aggregate, of its total assets in (1) Municipal Securities that are not insured Municipal Securities; (2) Municipal Securities that are not exempt from Florida intangible personal property tax; and (3) short-term Municipal Securities and taxable cash equivalents, including short-term U.S. Government Securities, certificates of deposit, time deposits and bankers' acceptances, commercial paper rated Prime-1 by

Moody's or A-1+ or A-1 by S&P, repurchase agreements and securities of money market mutual funds and, for temporary defensive purposes, may invest in these securities without limitation, except that investments in securities of money market mutual funds are subject to the limitations set forth under "Securities and Investment Practices - Holdings in Other Investment Companies." The Fund may at any time invest up to 20% of its total assets in taxable cash equivalents, although it is anticipated that under normal circumstances substantially all of the Fund's assets will be invested in Municipal Securities generating tax-exempt income. The Fund may invest in floating rate, inverse floating rate and variable rate obligations, including participation interests therein.

Florida does not impose an income tax on individuals. Distributions of investment income and capital gains by the Fund will be subject to Florida corporate income taxes. Florida imposes a tax on intangible personal property owned by Florida residents. Based on a ruling the Fund has received from the Florida Department of Revenue, if the Fund's assets consist, on the last business day of the calendar year, solely of assets exempt from Florida intangible personal property tax, shares of the Fund owned by Florida residents will be exempt from Florida intangible personal property tax. Assets exempt from Florida intangible personal property tax include obligations issued by the State of Florida and its political subdivisions, municipalities, and public authorities; obligations of the United States Government or its agencies; and cash.

Since June 1995, Joseph A. Piraro, a Vice President of Van Kampen, has had primary responsibility for the day-to-day management of the Fund's portfolio. Mr. Piraro has been a Vice President of Van Kampen since January 1993 and Assistant Vice President since June 1992. Prior to joining Van Kampen, Mr. Piraro was a Senior Municipal Bond Trader for First National Bank of Chicago from November 1987 to May 1992.

CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND. The Fund's investment objective is to provide California investors with as high a level of current income exempt from federal and California State income tax as is consistent with prudent investment management and preservation of capital. To accomplish its investment objective, the Fund will invest primarily in insured intermediate-term California Municipal Securities (as described in "Securities and Investment Practices - Municipal Securities and AMT-Subject Bonds").


It is a fundamental policy of the Fund that it will invest at least 80% of the value of its total assets (except when maintaining a temporary defensive position) in insured California Municipal Securities. The weighted average effective maturity of the securities in which the Fund invests will be ten years or less and the maximum effective maturity of any Municipal Securities in which the Fund invests will be fifteen years, such effective maturity to be the maturity date of Municipal Securities (regardless of call provisions), except for pooled single family Mortgage Securities for which the effective maturity is to be the average life of mortgage obligations underlying the Municipal Securities.


The insured California Municipal Securities in which the Fund will invest are insured under insurance policies that relate to the specific Municipal Security in question ("Specific Issue Insurance") and that are issued by any insurer having a claims-paying ability rated AAA by S&P or Aaa by Moody's. Five such insurers are MBIA Insurance Corporation ("MBIA"), Financial Guaranty Insurance Company ("FGIC"), AMBAC Indemnity Corporation ("AMBAC"), Financial Securities Assurance Incorporated ("FSA") and Capital Guaranty Insurance Company ("CGIC"). S&P has rated the claims-paying ability of MBIA, FGIC, AMBAC, FSA and CGIC and the Municipal Securities insured by these organizations AAA. Further information with respect to MBIA, FGIC, AMBAC, FSA and CGIC is set forth in the SAI. Some Specific Issue Insurance will have been obtained by the issuer of the Municipal Securities or by an investor subsequent to the security's original issuance and all premiums respecting such securities for the remaining lives thereof will have been paid in advance by such issuer or investor. Such policies are generally non-cancelable and will continue in force so long as the Municipal Securities are outstanding and the insurer remains in business. Since such Specific Issue Insurance remains in effect as long as the securities are outstanding, the insurance may have an effect on the resale value of the Municipal Securities. Therefore, such Specific Issue Insurance may be considered to represent an element of market value in regard to Municipal Securities thus insured, but the exact effect, if any, of this insurance on such market value cannot be estimated.

The insured California Municipal Securities in which the Fund will invest are insured as to the scheduled payment of all installments of principal and interest as they fall due. The purpose of such insurance is to minimize credit risks to the Fund and its shareholders associated with defaults in California Municipal Securities owned by the Fund. Such insurance does not insure against market risk and therefore does not guarantee the market value of the obligations in the Fund's investment portfolio upon which the NAV of the Fund's shares is based. Such market value will continue to fluctuate in response to fluctuations in interest rates or the bond market. Similarly, such insurance does not cover or guarantee the value of the shares of the Fund. The investment policy requiring insurance on investments (that is applicable to California Municipal Securities to the extent of 80% of the Fund's total assets) will not affect the Fund's ability to hold its assets in cash or to invest in escrow secured and defeased bonds or in certain short-term tax-exempt obligations as set forth herein, or affect its ability to invest in uninsured taxable obligations for temporary or liquidity purposes or on a defensive basis in accordance with the investment policies and restrictions of the Fund.

The Fund's Sub-Advisor intends to retain any insured California Municipal Securities that are in default or, in the opinion of the Fund's Sub-Advisor, in significant risk of default and to place a value on the insurance which ordinarily will be the difference between the market value of the defaulted security and the market value of similar securities that are not in default. In certain circumstances, however, the Fund's Sub-Advisor may determine that an alternative value for the insurance, such as the difference between the market value of the defaulted security and its par value, is more appropriate. The Fund's Sub-Advisor will be unable to manage the Fund to the extent it holds defaulted securities which may limit its ability in certain circumstances to purchase other Municipal Securities.

All of the Municipal Securities in which the Fund will invest are investment-grade securities, securities that are rated at the time of purchase within the four highest ratings assigned by Moody's, S&P, Duff, or Fitch, or, if unrated, are judged to be of comparable quality by the Fund's Sub-Advisor. The higher tax-free yields sought by the Fund are generally obtainable from medium-quality Municipal Securities rated A or Baa by Moody's or A or BBB by S&P. Municipal Securities rated in the lower end of the investment-grade category (Baa/BBB), however, may have speculative characteristics and may be more sensitive to economic changes and changes in the financial condition of the issuer. For more information, see "Securities and Investment
Practices - Fixed-Income Obligations and Securities."


The Fund is designed to generate tax-exempt income. A shareholder of the Fund may earn a higher after-tax return from the Fund than from comparable investments that generate taxable income. Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Fund to purchase sufficient amounts of tax-exempt securities. For an illustration of the benefits of tax-free investing, see the section entitled, "Performance Information." The Fund may invest without limitation in AMT-Subject Bonds, as described in "Securities and Investment Practices - Municipal Securities and AMT-Subject Bonds."


The Fund may invest up to 20%, in the aggregate, of its assets in (1) Municipal Securities that are not insured Municipal Securities; (2) Municipal Securities that are not exempt from California personal income tax; and (3) short-term Municipal Securities and taxable cash equivalents, including short-term U.S. Government Securities, certificates of deposit, time deposits and bankers' acceptances, commercial paper rated Prime-1 by Moody's or A-1+ or A-1 by S&P, repurchase agreements and securities of investment companies that are money market funds and, for temporary defensive purposes, may invest in these securities without limitation, except that investments in securities of money market mutual funds are subject to the limitations set forth under "Securities and Investment Practices - Holdings in Other Investment Companies." The Fund may at any time invest up to 20% of its total assets in taxable cash equivalents, although it is anticipated that under normal circumstances substantially all of the Fund's assets will be invested in Municipal Securities generating tax-exempt income.

The Fund may engage in hedging transactions through the use of financial futures, bond index futures and options thereon, purchase and sell securities on a when-issued or forward commitment basis, invest in mortgage-backed securities, enter into repurchase agreements, invest in stand-by commitments and lend portfolio securities. The Fund may invest in floating rate, inverse floating rate and variable rate obligations, including participation interests therein.

Since the Fund's inception, Joseph A. Piraro, a Vice President of Van Kampen, has had primary responsibility for the day-to-day management of the Fund's portfolio. Mr. Piraro has been a Vice President of Van Kampen since January 1993 and Assistant Vice President since June 1992. Prior to joining Van Kampen, Mr. Piraro was a Senior Municipal Bond Trader for First National Bank of Chicago from November 1987 to May 1992.


NATIONAL MUNICIPAL FUND. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with preservation of capital. The Fund pursues its investment objective by investing in intermediate and long-term Municipal Securities. It is a fundamental policy of the Fund that it will invest at least 80% of its assets in Municipal Securities. Under normal conditions, debt obligations with intermediate and long-term maturities can be expected to pay higher yields and experience greater fluctuations in value than bonds with short-term maturities. Under normal market conditions, the longer the average maturity of Municipal Securities held in the Fund's portfolio, the greater its expected yield and price volatility. For an illustration of the benefits of tax-free investing, see the section entitled "Performance Information."

The Fund will invest substantially all of its portfolio in investment-grade Municipal Securities, which are securities that are rated at the time of purchase within the four highest ratings assigned by Moody's, S&P, Duff, or Fitch, or, if unrated, that the Fund's Sub-Advisor believes to have credit characteristics equivalent to such investment-grade rated securities. The higher tax-free yields sought by the Fund are generally obtainable from medium-quality Municipal Securities rated A or Baa by Moody's or A or BBB by S&P. For more information, see "Securities and Investment Practices - Fixed-Income Obligations and Securities." The Fund may also invest in unrated tax-exempt securities that the Fund's Sub-Advisor believes to have credit characteristics equivalent to rated investment-grade Municipal Securities.


The Fund also may invest in "Municipal Leases," which are generally participations in intermediate and short-term debt obligations issued by municipalities consisting of leases or installment purchase contracts for property or equipment. In addition, the Fund may invest without limitation in AMT-Subject Bonds as described in "Securities and Investment
Practices - Municipal Securities and AMT-Subject Bonds."

The Fund also may invest, for temporary defensive purposes in abnormal market conditions, more than 20% of its assets in taxable cash equivalents.


The Fund also may invest in U.S. Government Securities and mortgage-backed securities, engage in hedging transactions through the use of bond index futures and options thereon, purchase and sell securities on a when-issued and forward commitment basis, enter into repurchase agreements, invest in stand-by commitments and lend portfolio securities. The Fund may invest in floating rate, inverse floating rate and variable rate obligations, including participation interests therein.



Since the Fund's inception in 1990, David C. Johnson, a Senior Vice President of Van Kampen, has had primary responsibility for the day-to-day management of the Fund's portfolio. Mr. Johnson has been a Senior Vice President of Van Kampen since January 1995 and a First Vice President since January 1993. Mr. Johnson has been employed as portfolio manager by Van Kampen since April 1989.


THE EQUITY FUNDS

GROWTH AND INCOME FUND. The investment objective of the Fund is long-term capital growth and current income consistent with reasonable investment risk. The Fund pursues its investment objective by investing primarily in dividend-paying common stock. The Fund will also invest in other equity securities, consisting of nondividend-paying common stock, preferred stock and securities convertible into common stock, such as convertible preferred stock, convertible bonds rated in the highest three rating categories by Moody's or S&P, or, if unrated, judged to be of comparable quality by the Fund's Sub-Advisor, and warrants. The Fund is not subject to any limit on the size of companies in which it may invest, but intends to be primarily invested, under normal circumstances, in the large-and medium-sized companies included in the S&P 500 Index. The Fund may also invest up to 10% of its total assets in American Depositary Receipts.

The Fund is designed for investors who want an actively managed diversified portfolio of selected equity securities that seeks to outperform the total return of the S&P 500 Index. The Fund attempts to reduce risk by investing in many different economic sectors, industries and companies. The Fund's Sub-Advisor may under- or over-weight selected economic sectors against the S&P 500 Index's sector weightings to seek to enhance the Fund's total return or reduce fluctuations in market value relative to the S&P 500 Index.

During normal market conditions, the Sub-Advisor will keep the Fund essentially fully invested in the equity securities described above. The Fund's Sub-Advisor may, however, invest in money market instruments, including U.S. Government Securities; short-term bank obligations rated in the highest two rating categories by Moody's or S&P, or, if unrated, judged to be of comparable quality by the Fund's Sub-Advisor, including certificates of deposit, time deposits and banker's acceptances issued by U.S. and foreign banks and savings and loan institutions with assets of at least $10 billion as of the end of their most recent fiscal year; and commercial paper and corporate obligations, including such securities in the form of variable rate demand notes, that are issued by U.S. and foreign issuers and that are rated in the highest two rating categories by Moody's or S&P, or, if unrated, are judged to be of comparable quality by the Fund's Sub-Advisor. Under normal circumstances, the Fund will invest in such money market instruments to invest temporary cash balances or to maintain liquidity to meet redemptions. The Fund may also, however, invest in these instruments, without limitation, as a temporary defensive measure taken during, or in anticipation of, adverse market conditions.

As the Fund's portfolio managers, Henry D. Cavanna, Managing Director of J.P. Morgan, and William M. Riegel, Vice President of J.P. Morgan, have had primary management responsibility for the Fund since September 1993. Mr. Cavanna, who joined J.P. Morgan in 1971, is a senior portfolio manager in its Equity and Balanced Accounts

Group. Mr. Riegel, who joined J.P. Morgan in 1979, is a senior equity portfolio manager in its Equity and Balanced Accounts Group.

GROWTH FUND. The Fund's primary investment objective is long-term capital appreciation. The generation of income is not an objective of the Fund, and any income received on the Fund's assets will be incidental to its primary investment objective, which is a fundamental policy of the Fund. The Fund intends to invest primarily in common stock believed by the Sub-Advisor to have significant appreciation potential. However, no class of security offers at all times the greatest promise for capital appreciation. Therefore, the Fund may invest in debt securities, bonds, convertible bonds, preferred stock and convertible preferred stock, including non-investment-grade debt securities, if in the opinion of the Sub-Advisor, doing so would further the long-term capital appreciation objective of the Fund.

The Fund may invest up to 35% of its assets in non-investment-grade debt securities (commonly called "junk bonds"), which are securities rated Ba or BB or below, respectively, by Moody's or S&P. Non-investment-grade debt securities are often considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. See "Securities and Investment Practices - Lower-Rated Securities."

If the Sub-Advisor is unable to locate investment opportunities with desirable risk/reward characteristics or in an effort to protect its assets against major adverse market declines, the Fund may pursue a policy of investing part or all of its assets in cash or cash equivalents.

The Fund may invest up to 25% of its assets in foreign securities, usually foreign common stocks, and up to 5% of its assets in securities of companies in (or governments of) developing or emerging countries (sometimes referred to as "emerging markets"). A developing or emerging country is generally considered by the international financial community, and in the opinion of Sierra Advisors or the Sub-Advisor, to be a country that is in the initial stages of its industrialization cycle. The Fund may also engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and enter into currency forwards or futures contracts and related options for the purpose of currency hedging.

Pursuant to an exemptive order granted by the SEC, the Growth Fund and Emerging Growth Fund (and other funds advised by Janus Capital Corporation) may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.


As portfolio manager of the Growth Fund, Warren B. Lammert has had primary management responsibility for the Fund since its inception. Mr. Lammert is a Vice President of Janus, the Portfolio Manager of the Janus Mercury Fund and a Co-Portfolio Manager of the Janus Venture Fund. Mr. Lammert joined Janus in 1987 and his duties at Janus include the management of separate equity accounts.


EMERGING GROWTH FUND. The Fund's investment objective is long-term capital appreciation, while income is only an incidental consideration of the Fund. The Fund normally invests primarily in equity securities of companies with market capitalization of less than $1.4 billion at the time of purchase. A company's market capitalization is calculated by multiplying the total number of shares of its common stock outstanding by the market price per share of its stock. The Fund may invest up to 25% of its assets in securities of foreign issuers and up to 5% of its assets in securities in developing or emerging countries.

Small capitalization companies typically are subject to a greater degree of change in earnings and business prospects than larger, more established companies. In addition, securities of small capitalization companies are traded in lower volume than those issued by larger companies and may be more volatile and less liquid than those of larger companies. In light of these characteristics of small capitalization companies and their securities, the Fund may be subject to greater investment risk than that assumed when investing in the equity securities of larger capitalization companies. The Fund has been designed to provide investors with potentially greater long-term rewards than those provided by an investment in a fund that seeks capital appreciation from equity securities of larger, more established companies. Small capitalization companies generally are not as well known to the investing public and have less of an investor following than larger companies. In selecting investments for the Fund, the Fund's Sub-Advisor seeks small capitalization companies that it believes are undervalued in the marketplace, or that the Fund's Sub-Advisor believes have earnings that may be expected to grow faster than the United States economy in general.

The Fund may invest up to 35% of its assets in non-investment-grade debt securities (commonly called "junk bonds") if portfolio management believes that doing so will be consistent with the goal of capital appreciation. Non-investment grade debt securities are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. See "Securities and Investment Practices - Lower-Rated Securities."

The Fund may invest in other equity securities, including convertible bonds, convertible preferred stock and warrants to purchase common stock, as well as cash and cash equivalents. Furthermore, the Emerging Growth Fund may transfer daily uninvested cash balances into one or more joint trading accounts advised by the Sub-Advisor. See "Growth Fund."

James P. Goff is the portfolio manager of the Emerging Growth Fund and has had primary management responsibility for the Fund since September 1993. Mr. Goff is a Vice President of Janus, the Portfolio Manager of the Janus Enterprise Fund and a Co-Portfolio Manager of the Janus Venture Fund. Mr. Goff joined Janus in July 1988 and his duties at Janus include the management of separate equity accounts.


INTERNATIONAL GROWTH FUND. The Fund's investment objective is long-term capital appreciation. Generation of income is not an objective of the Fund, and any income received will be incidental. The Fund invests primarily in equity securities of issuers located in a variety of different foreign regions and countries that the Fund's Sub-Advisor deems to have attractive investment opportunities. The Fund will emphasize established companies, although it may invest in companies of varying sizes as measured by assets, sales and capitalization.


More than 25% of the Fund's total assets may be invested in the securities of issuers located in the same country. The relative strength or weakness of a particular country's currency or economy may dictate whether securities of issuers located in such country will be purchased or sold. Criteria for determining the appropriate distribution of investments among various countries and regions include prospects for relative economic growth among foreign countries, expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and the range of investment opportunities available to international investors.

The Fund invests in common stock and may invest in other securities with equity characteristics, consisting of trust or limited partnership interests, preferred stock, rights and warrants. The Fund may also invest in convertible securities, consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. The Fund invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in restricted or unlisted securities.

The Fund intends to stay invested in the securities described above to the extent practical. Fund assets may be invested in short-term debt instruments to meet anticipated day-to-day operating expenses, and for temporary defensive purposes. In addition, when the Fund experiences large cash inflows, the Fund may hold short-term investments pending availability of desirable equity securities.

The short-term instruments in which the Fund may invest include foreign and domestic: (i) short-term obligations of foreign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated A or higher by Moody's or S&P, or if unrated, of comparable quality in the opinion of the Fund's Sub-Advisor; (iii) commercial paper, including master notes; (iv) bank obligations, including negotiable certificates of deposit, time deposits, bankers' acceptances, and Euro-currency instruments and securities; and (v) repurchase agreements. At the time the Fund invests in any commercial paper, bank obligations or repurchase agreements, the issuer must have outstanding debt rated A or higher by Moody's or S&P; the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the investment must be of comparable quality in the opinion of the Fund's Sub-Advisor.

The Fund may invest up to 30% of its assets in the securities of companies in or governments of developing or emerging countries (sometimes referred to as "emerging markets") approved by the Board of Trustees, provided that no more than 5% of the Fund's total assets are invested in any one such country. For temporary defensive purposes, the Fund may invest a major portion of its assets in securities of United States issuers. Furthermore, the Fund may invest up to 5% of its total assets in corporate debt securities having maturities longer than one year and which are rated BBB or better by S&P, including Euro-currency instruments and securities.

The following people have been primarily responsible for managing the Fund since April 8, 1996. Richard H. King, Senior Managing Director, joined Warburg to found the international equity department and has 28 years of investment experience. Prior to joining Warburg, Mr. King was chief investment officer and a director of Fiduciary

Trust Company International S.A. in London from 1984 until 1988. P. Nicholas Edwards, Senior Vice President, has 12 years of investment experience. Prior to joining Warburg, Mr. Edwards was a director and senior analyst at Jardine Fleming Investment Advisers in Tokyo from 1991 to 1995. Harold W. Ehrlich, CFA, CIC, Senior Vice President, has 13 years of investment experience. Prior to joining Warburg, Mr. Ehrlich was a senior vice president, portfolio manager and analyst at Templeton Investment Counsel Inc. from 1987 to 1995. Nicholas P.W. Horsley, Senior Vice President, has 15 years of investment experience. Prior to joining Warburg, Mr. Horsley was a director, portfolio manager and analyst at Barclays de Zoete Wedd in New York from 1986 to 1993. Vincent J. McBride, Vice President, has 9 years of investment experience. Prior to joining Warburg, Mr. McBride was an international equity analyst at Smith Barney Inc. from 1993 to 1994. He was an international equity analyst at General Electric Investments from 1992 to 1993 and a portfolio manager/analyst at United Jersey Bank from 1989 to 1992.

SECURITIES AND INVESTMENT PRACTICES

The following pages contain more detailed information about types of securities in which the Funds may invest, and strategies a Fund's Sub-Advisor may employ in pursuit of that Fund's investment objective. A summary of risks and restrictions associated with these security types and investment practices is included as well. All policies and limitations are considered at the time of purchase; the sale of securities is not required in the event of a subsequent change in circumstances.

A Fund might not buy all of these securities or use all of these techniques to the full extent permitted unless its Sub-Advisor, subject to oversight by Sierra Advisors, believes that doing so will help the Fund achieve its goal. Sierra Advisors may, from time to time, direct a Sub-Advisor with respect to investment policies and strategies. As a shareholder, you will receive fund reports every six months detailing your Fund's holdings and describing recent investment practices.

Except for the limitations on borrowing, the investment guidelines set forth below may be changed at any time by vote of the Board of Trustees of the Trust without shareholder consent. A complete list of investment restrictions that identifies additional restrictions that cannot be changed without the approval of a majority of an affected Fund's outstanding shares is contained in the SAI.

AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS. All Funds except the U.S. Government Fund, the Municipal Funds and the Money Funds may invest in securities of foreign issuers directly or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other similar securities representing securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets.

ASSET-BACKED SECURITIES. The Growth and Income, Emerging Growth, Corporate Income, Short Term High Quality Bond, U.S. Government and Short Term Global Government Funds may purchase asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another. Assets generating such payments will consist of motor vehicle installment purchase obligations, credit card receivables and home equity loans. These Funds will not invest more than 10% of their total assets in asset-backed securities, except the Short Term High Quality Bond Fund, which may invest up to 25% of its total assets in such securities.

BANK OBLIGATIONS. All of the Funds may invest in bank obligations, which include certificates of deposit, time deposits and bankers' acceptances of U.S. commercial banks or savings and loan institutions with assets of at least $500 million as of the end of their most recent fiscal year.

BORROWING. All Funds may borrow money for temporary or emergency purposes. However, if a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be construed as a form of leverage.

A Fund may borrow money from banks solely for temporary or emergency purposes, but not in an amount exceeding 30% of its total assets. For each of the Funds except the U.S. Government, Short Term High Quality Bond and Corporate Income Funds, whenever borrowings by a Fund, including reverse repurchase agreements, exceed 5% of the value of a Fund's total assets, the Fund will not purchase any securities. The U.S. Government, Short Term High Quality Bond and Corporate Income Funds are prohibited from borrowing money or entering reverse repurchase agreements or dollar roll transactions in the aggregate in excess of 33 1/3% of the Fund's total assets (after giving effect to such borrowings). Such borrowings would constitute leverage, which is a speculative characteristic. Leveraging will magnify declines as well as increases in the NAV of a Fund's shares and increases in the yield on a Fund's investments. This investment guideline may be changed only with shareholder consent and by vote of the Board of Trustees of the Trust. However, the Short Term High Quality Bond Fund currently intends to borrow money or enter into reverse repurchase agreements or dollar roll transactions in the aggregate not in excess of 10% of its total assets (after giving effect to such borrowings); provided, however, that it may be able to raise this limitation up to 33 1/3% of its total assets with approval of the Board of Trustees of the Trust.


Under a credit agreement by and between the Trust and Deutsche Bank, AG, New York ("Deutsche Bank") certain Funds may borrow money from Deutsche Bank pursuant to a line of credit in compliance with its investment objective, policies and limitations as set forth in the Prospectus and Statement of Additional Information of the Trust.

COMMON STOCK, CONVERTIBLE SECURITIES AND OTHER EQUITY SECURITIES. The Corporate Income Fund, U.S. Government Fund and the Equity Funds may invest in common stocks, which represent an equity (ownership) interest in a corporation. This ownership interest generally gives a Fund the right to vote on measures affecting the company's organization and operations.

The Funds may also buy securities such as convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock. In selecting equity investments for a Fund, each Fund's Sub-Advisor will invest the Fund's assets in industries and companies that it believes are experiencing favorable demand for their products and services and which operate in a favorable competitive and regulatory climate.

A Fund may not own more than 10% of the outstanding voting securities of a single issuer other than U.S. Government Securities and may not invest more than 10% of the Fund's assets in securities in the aggregate where a market quotation is not readily available.

A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while obtaining a higher fixed rate of return than is available in common stocks.

CURRENCY MANAGEMENT. A Fund's flexibility to participate in higher yielding debt markets outside of the United States may allow the Fund to achieve higher yields than those generally obtained by domestic money market funds and short-term bond investments. If a Fund invests significantly in securities denominated in foreign currencies, however, movements in foreign currency exchange rates versus the U.S. Dollar are likely to impact the Fund's share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that the Fund is invested in foreign securities, a weakening in the U.S. Dollar relative to the foreign currencies underlying a Fund's investments should help increase the NAV of the Fund. Conversely, a strengthening in the U.S. Dollar versus the foreign currencies in which a Fund's securities are denominated will generally lower the NAV of the Fund. A Fund's Sub-Advisor attempts to minimize exchange rate risk through active portfolio management, including altering currency exposure through the use of futures, options and forward currency transactions and attempting to identify bond markets with strong or stable currencies. Funds authorized to invest in securities of foreign issuers may engage in currency management strategies.

DEBT SECURITIES ISSUED OR GUARANTEED BY SUPRANATIONAL ORGANIZATIONS. Funds authorized to invest in securities of foreign issuers may invest assets in debt securities issued or guaranteed by supranational organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World
Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

DOLLAR ROLL TRANSACTIONS. In order to seek a high level of current income, the U.S. Government, Short Term High Quality Bond and Corporate Income Funds may enter into dollar rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase, typically in 30 or 60 days, substantially similar (same type, coupon and maturity) securities on a specified future date. The proceeds of the initial sale of securities in the dollar roll transactions may be used to purchase long-term securities which will be held during the roll period. During the roll period, the Fund forgoes principal and interest paid on the securities sold at the beginning of the roll period. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. As used herein the term "dollar roll" refers to dollar rolls that are not "covered rolls." At the end of the roll commitment period, the Fund may or may not take delivery of the securities the Fund has contracted to purchase. To the extent that the proceeds of the initial sale of securities are invested in long-term bonds, the proceeds are subject to the higher volatility in price of such long-term bonds in comparison to short-term bonds. See "Fixed Income Obligations and Securities" following.

The Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. Government securities or other liquid high-grade debt obligations equal in value at all times to its obligations in respect of dollar rolls, and, accordingly, the Fund will not treat such obligations as senior securities for purposes of the 1940 Act. "Covered rolls" are not subject to these segregation requirements. Each of the Funds is prohibited from borrowing money or entering into reverse repurchase agreements or dollar roll transactions in the aggregate in excess of 33 1/3% of the Fund's total assets (after giving effect to any such borrowings). The Short Term High Quality Bond Fund intends to invest up to 10% of its total assets in dollar roll transactions, but may invest up to 33 1/3% of its total assets in such transactions.

EXCHANGE RATE-RELATED SECURITIES. Each of the Funds, except for the Money Funds, may invest in securities which are indexed to certain specific foreign currency exchange rates. The terms of such security provide that the principal amount or interest payments are adjusted upwards or downwards (but not below zero) at payment to reflect fluctuations in the exchange rate between two currencies while the obligation is outstanding, depending on the terms of the specific security. The Fund will purchase such security with the currency in which it is denominated and will receive interest and principal payments thereon in the currency, but the amount of principal or interest payable by the issuer will vary in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the principal or interest payment is due. The staff of the SEC is currently considering whether a mutual fund's purchase of this type of security would result in the issuance of a "senior security" within the meaning of the 1940 Act. The Trust believes that such investments do not involve the creation of such a senior security, but nevertheless undertakes, pending the resolution of this issue by the staff, to establish a segregated account with respect to such investments and to maintain in such account cash not available for investment or U.S. Government Securities or other liquid high quality debt securities having a value equal to the aggregate principal amount of outstanding securities of this type.

Investments in exchange rate-related securities entail certain risks. There is the possibility of significant changes in rates of exchange between the U.S. Dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant price loss.

FIXED-INCOME OBLIGATIONS AND SECURITIES. The market value of fixed-income obligations and securities held by a Fund and, consequently, the NAV per share of the Fund can be expected to vary inversely to changes in prevailing interest rates. Investors should also recognize that, in periods of declining interest rates, the yield of the Fund will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of its assets, thereby reducing current yield. In periods of rising interest rates, the opposite can be expected to occur. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition, obligations purchased by a Fund that are rated in the lowest of the top four ratings (Baa by Moody's or BBB by S&P) are considered to have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.


FLOATING RATE, INVERSE FLOATING RATE AND VARIABLE RATE OBLIGATIONS. The Municipal Funds and the Bond Funds may purchase floating rate, inverse floating rate and variable rate obligations, including participation interests therein. Floating rate obligations have an interest rate that changes whenever there is a change in the external interest rate, while variable rate obligations provide for a specified periodic adjustment in the interest rate. The interest rate on an inverse floating rate obligation (an "inverse floater") can be expected to move in the opposite direction from the market rate of interest to which the inverse floater is indexed. The Funds may purchase floating rate, inverse floating rate and variable rate obligations that carry a demand feature which would permit the Funds to tender them back to the issuer or remarketing agent at par value prior to maturity. Frequently, floating rate, inverse floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks.


The Bond Funds may purchase mortgage-backed securities that are floating rate, inverse floating rate and variable rate obligations. Municipal Securities purchased by the Municipal Funds may include floating rate, inverse floating rate and variable rate obligations. Municipal Securities purchased by the California Money and Global Money Funds and the Municipal Funds may include variable rate demand notes issued by industrial development authorities and other governmental entities, as well as participation interests therein. Although variable rate demand notes are frequently not rated by credit rating agencies, a Fund may purchase unrated notes that are determined by the Fund's Sub-Advisor to be of comparable quality at the time of purchase to rated instruments that may be purchased by the Fund. Moreover, while there may be no active secondary market with respect to a particular variable rate demand note purchased by a Fund, the Fund may, upon the notice specified in the note, demand payment of the principal of and accrued interest on the note at any time and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for a Fund to dispose of a particular variable rate demand note in the event the issuer of the note defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default.



An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values.


FLORIDA MUNICIPAL SECURITIES. The Florida Constitution and Statutes mandate that the State budget as a whole, and each separate fund within the State budget, be kept in balance from currently available revenues each fiscal year. Florida's Constitution permits issuance of Florida Municipal Securities pledging the full faith and credit of the State, with a vote of the electors, to finance or refinance fixed capital outlay projects authorized by the Legislature provided that the outstanding principal does not exceed 50% of the total tax revenues of the State for the two preceding years. Florida's Constitution also provides that the Legislature shall appropriate monies sufficient to pay debt service on State bonds pledging the full faith and credit of the State as such debt service becomes due. All State tax revenues, other than trust funds dedicated by Florida's Constitution for other purposes, would be available for such an appropriation, if required.

An amendment to the State Constitution was approved by statewide ballot in the November 8, 1994 general election which is commonly referred to as the "Limitation on State Revenues Amendment." This amendment provides that State revenues collected for any fiscal year shall be limited to State revenues allowed under the amendment for the prior fiscal year plus an adjustment for growth. Growth is defined as an amount equal to the average annual rate of growth in State personal income over the most recent twenty quarters times the State revenues allowed under the amendment for the prior fiscal year. State revenues collected for any fiscal year in excess of this limitation are required to be transferred to the budget stabilization fund until the fund reaches the maximum balance specified in Section 19(g) of Article III of the State Constitution, and thereafter is required to be refunded to taxpayers as provided by general law. The limitation on State revenues imposed by the amendment may be increased by the Legislature, by a two-thirds vote of each house.

The term "State revenues," as used in the amendment, means taxes, fees, licenses, and charges for services imposed by the Legislature on individuals, businesses, or agencies outside State government. However, the term "State revenues" does not include: (i) revenues that are necessary to meet the requirements set forth in documents authorizing the issuance of bonds by the State; (ii) revenues that are used to provide matching funds for the federal Medicaid program with the exception of the revenues used to support the Public Medical Assistance Trust Fund or its successor program and with the exception of State matching funds used to fund elective expansions made after July 1, 1994;
(iii) proceeds from the State lottery returned as prizes; (iv) receipts of the Florida Hurricane Catastrophe Fund; (v) balances carried forward from prior fiscal years; (vi) taxes, licenses, fees and charges for services imposed by local, regional, or school district governing bodies; or (vii) revenue from taxes, licenses, fees and charges for services required to be imposed by any amendment or revision to the State Constitution after July 1, 1994. The amendment took effect on January 1, 1995 and is applicable to State fiscal year 1995-96.

It should be noted that many of the provisions of the amendment are ambiguous, and likely will not be clarified until State courts have ruled on their meanings. Furthermore, it is unclear how the Legislature will implement the language of the amendment and whether such implementing legislation itself will be the subject of further court interpretation.

The Fund cannot predict the impact of the amendment on State finances. To the extent local governments traditionally receive revenues from the State which are subject to, and limited by, the amendment, the future distribution of such State revenues may be adversely affected by the amendment.

Revenue bonds may be issued by the State or its agencies without a vote of Florida's electors only to finance or refinance the cost of State fixed capital outlay projects which shall be payable solely from funds derived directly from sources other than State tax revenues. Estimated fiscal year 1994-95 General Revenue plus Working Capital and Budget Stabilization funds available total $14,683 million, an increase of approximately 6.1% over comparable figures in fiscal 1993-94. Total effective appropriations for the 1994-95 fiscal year were $14,330.8 million, with unencumbered reserves at the end of 1994-95 estimated at $352.1 million. Estimated fiscal year 1995-96 General Revenue plus Working Capital and Budget Stabilization funds available total $15,168.7 million, an increase of approximately 3.3% over comparable figures for fiscal year 1994-95. Total effective appropriations for the 1995-96 fiscal year are estimated to be $14,853.2 million, with unencumbered reserves at the end of 1995-96 estimated at $315.5 million.


FOREIGN CURRENCY EXCHANGE TRANSACTIONS. All of the Funds except the U.S. Government Fund, the Municipal Funds and the Money Funds may engage in foreign currency exchange transactions. Funds that buy and sell securities denominated in currencies other than the U.S. Dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. Dollar, may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. Dollar. The Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies.

A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement, and is traded at a net price without commission. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

A Fund may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. In addition, when the Sub-Advisor believes that the currency of a specific country may deteriorate against another currency, it may enter into a forward contract to sell the less attractive currency and buy the more attractive one. The amount in question could be less than or equal to the value of the Fund's securities denominated in the less attractive currency. The Fund may also enter into a forward contract to sell a currency which is linked to a currency or currencies in which some or all of the Fund's portfolio securities are or could be denominated, and to buy U.S. Dollars. These practices are referred to as "cross hedging" and "proxy hedging."

Forward currency exchange contracts are agreements to exchange one currency for another -- for example, to exchange a certain amount of U.S. Dollars for a certain amount of Japanese Yen -- at a future date and specified price. Typically, the other party to a currency exchange contract will be a commercial bank or other financial institution. Because there is a risk of loss to the Fund if the other party does not complete the transaction, the Fund's Sub-Advisor will enter into foreign currency exchange contracts only with parties approved by the Fund's Board of Trustees.

A Fund may maintain "short" positions in forward currency exchange transactions, which would involve the Fund's agreeing to exchange currency that it currently does not own for another currency -- for example, to exchange an amount of Japanese Yen that it does not own for a certain amount of U.S. Dollars -- at a future date and specified price in anticipation of a decline in the value of the currency sold short relative to the currency that the Fund has contracted to receive in the exchange.

While such actions are intended to protect the Fund from adverse currency movements, there is a risk that currency movements involved will not be properly anticipated. Use of this currency hedging technique may also be limited by management's need to protect the status of the Fund as a regulated investment company under the Code. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

FOREIGN INVESTMENTS. All of the Funds except the U.S. Government Fund, the U.S. Government Money Fund, the California Money Fund and the Municipal Funds may invest in securities of foreign issuers. There are certain risks involved in investing in foreign securities, including those resulting from (i) fluctuations in currency exchange rates, (ii) devaluation of currencies, (iii) future political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, (iv) reduced availability of public information concerning issuers, and (v) the fact that foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. Moreover, securities of many foreign companies may be less liquid and the prices more volatile than those of securities of comparable domestic companies. Although the Funds' Sub-Advisors do not intend to expose the Funds to such risks, with respect to certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends. A Fund may use forward foreign currency contracts to hedge the value of the Fund's portfolio against potential adverse movements in foreign currency markets.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the Funds hold various foreign currencies from time to time, the value of the net assets of the Funds as measured in U.S. Dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, the Funds' currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of the Funds' currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. In order to protect against uncertainty in the level of future foreign currency exchange rates, the Funds are authorized to enter into certain foreign currency exchange transactions. Investors should be aware that exchange rate movements can be significant and can endure for long periods of time. The Sub-Advisors of the International Growth and Short Term Global Government Funds attempt to manage exchange rate risk through active currency management. Extensive research of the economic, political and social factors that influence global markets is conducted by the Sub-Advisors. Particular attention is given to country-specific analysis, reviewing the strength or weakness of a country's overall economy, the government policies influencing business conditions and the outlook for the country's currency.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of the New York Stock Exchange ("NYSE"). Accordingly, the Funds' foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of United States companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of United States issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, the Fund normally pays fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less governmental supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

FUTURES AND OPTIONS ON FUTURES. When deemed advisable by its Sub-Advisor, certain Funds may enter into financial futures and related options that are traded on a U.S. exchange or board of trade. If entered into, these transactions will be made for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions, when the transactions are economically appropriate to the reduction of risks inherent in the management of the Funds, and for the other purposes described in the section "Strategic Transactions." A Fund may not enter into futures and options contracts for which aggregate initial margin deposits and premiums paid for unexpired options entered into for purposes other than "bona fide hedging" as defined in regulations adopted by the Commodity Futures Trading Commission exceed 5% of the fair market value of the Fund's assets, such market value to be determined after taking into account unrealized profits and unrealized losses on futures contracts into which it has entered. With respect to each long position in a futures contract or option thereon, the underlying commodity value of such contract will always be covered by cash and cash equivalents set aside plus accrued profits held at the futures commission merchant.

A financial futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. An option on a financial or index futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.

The purpose of entering into a futures contract by a Fund is to protect the Fund from fluctuations in the value of its securities caused by anticipated changes in interest rate or market conditions without necessarily buying or selling the securities. The use of futures contracts and options on futures contracts as hedging devices involves several risks. There can be no assurance that there will be a correlation between price movements in the underlying securities, currencies or index, on the one hand, and price movements in the securities which are the subject of the hedge, on the other hand. Positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered into, and there can be no assurance that an active market will exist for a particular contract or option at any particular time. If a Fund has hedged against the possibility of an increase in interest rates or bond prices adversely affecting the value of securities held in its portfolio and rates or prices decreased instead, a Fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the decline in interest rates or bond prices, as the case may be. In addition, the Fund would pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce its return. While utilization of options, futures contracts and similar instruments may be advantageous to the Fund, if the Fund's Sub-Advisor is not successful in employing such instruments in managing the Fund's investments, the Fund's performance will be worse than if the Fund did not make such investments. Losses incurred in hedging transactions and the costs of these transactions will adversely affect a Fund's performance.

The Money Funds will not invest in futures and options on futures. In addition, because any income earned from transactions in futures contracts and options on futures contracts will be taxable, it is anticipated that the California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal and National Municipal Funds will invest in these instruments only in unusual circumstances, such as when the Fund's Sub-Advisor anticipates an extreme change in interest rates or market conditions.

GEOGRAPHICAL AND INDUSTRY CONCENTRATION. Potential investors in the California Money, California Municipal, California Insured Intermediate Municipal and Florida Insured Municipal Funds should consider the possibly greater risk arising from the geographic concentration of their investments, as well as the current and past financial condition of California and Florida municipal issuers, respectively. Certain California and Florida constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could result in certain adverse consequences affecting California and Florida municipal obligations, respectively. See the SAI for a more detailed description of these and other risks relating to the California Money Fund's, California Municipal Fund's and California Insured Intermediate Municipal Fund's investments in California municipal obligations and the Florida Insured Municipal Fund's investments in Florida municipal obligations.

The Global Money Fund will invest at least 25% of its assets in bank obligations unless the Fund is in a temporary defensive position. As a result of this concentration policy, which is a fundamental policy of the Fund, the Fund's investments may be subject to greater risk than a fund that does not concentrate in the banking industry. In particular, bank obligations may be subject to the risks associated with interest rate volatility, changes in federal and state laws and regulations governing banking and the inability of borrowers to pay principal and interest when due. In addition, foreign banks present the risks of investing in foreign securities generally and are not subject to reserve requirements and other regulations comparable to those of U.S. banks.

GOVERNMENT STRIPPED MORTGAGE-BACKED SECURITIES. The Short Term High Quality Bond, Short Term Global Government, U.S. Government and Corporate Income Funds may invest in government stripped mortgage-backed securities issued or guaranteed by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These securities represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage-backed certificates issued by GNMA, FNMA or FHLMC, as the case may be. The certificates underlying the government stripped mortgage-backed securities represent all or part of the beneficial interest in pools of mortgage loans. The Funds will invest in interest-only government stripped mortgage-backed securities in order to enhance yield or to benefit from anticipated appreciation in value of the securities at times when the appropriate Sub-Advisor believes that interest rates will remain stable or increase. In periods of rising interest rates, the value of interest-only government stripped mortgage-backed securities may be expected to increase because of the diminished expectation that the underlying mortgages will be prepaid. In this situation the expected increase in the value of interest-only government stripped mortgage-backed securities may offset all or a portion of any decline in value of the portfolio securities of the Funds. Investing in government stripped mortgage-backed securities involves the risks normally associated with investing in mortgage-backed securities issued by government or government-related entities. See "Mortgage-Backed Securities" section. In addition, the yields on interest-only and principal-only government stripped mortgage-backed securities are extremely sensitive to the prepayment experience on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on interest-only government stripped mortgage-backed securities and increasing the yield to maturity on principal-only government stripped mortgage-backed securities. Conversely, if an increase in the level of prevailing interest rates results in a rate of principal prepayments lower than anticipated, distributions of principal will be deferred, thereby increasing the yield to maturity on interest-only government stripped mortgage-backed securities and decreasing the yield to maturity on principal-only government stripped mortgage-backed securities. Sufficiently high prepayment rates could result in the Fund's not fully recovering its initial investment in an interest-only government stripped mortgage-backed security. Government stripped mortgage-backed securities are currently traded in an over-the-counter market maintained by several large investment banking firms. There can be no assurance that the Fund will be able to effect a trade of a government stripped mortgage-backed security at a time when it wishes to do so. The Funds will acquire government stripped mortgage-backed securities only if a liquid secondary market for the securities exists at the time of acquisition.

HOLDINGS IN OTHER INVESTMENT COMPANIES. When the Sub-Advisor of each Fund believes that it would be beneficial to the Fund and appropriate under the circumstances, the Sub-Advisor may invest up to 10% of the Fund's assets in securities of mutual funds that are not affiliated with Sierra Advisors or any Sub-Advisor. As a shareholder in any such mutual fund, the Fund will bear its ratable share of the mutual fund's expenses, including management fees, and will remain subject to the Fund's advisory and administration fees with respect to the assets so invested.


ILLIQUID SECURITIES. Up to 15% of the net assets of each Non-Money Fund, and up to 10% of the net assets of each Money Fund, may be invested in securities that are not readily marketable, including: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon; (4) certain over-the-counter options, as described in the SAI; (5) except for the Short-Term Global Government Fund, certain variable rate demand notes having a demand period of more than seven days; and (6) securities the disposition of which is restricted under federal securities laws (excluding Rule 144A Securities, described below). The Funds will not include for purposes of the restrictions on illiquid investments securities sold pursuant to Rule 144A under the Securities Act of 1933, as amended, so long as such securities meet liquidity guidelines established by the Trust's Board of Trustees. Under Rule 144A, securities which would otherwise be restricted may be sold by persons other than issuers or dealers to qualified institutional buyers.


LEASE OBLIGATION BONDS. Lease obligation bonds are mortgages on a facility that is secured by the facility and are paid by a lessee over a long term. The rental stream to service the debt as well as the mortgage are held by a collateral trustee on behalf of the public bondholders. The primary risk of such instrument is the risk of default. Under the lease indenture, the failure to pay rent is an event of default. The remedy to cure default is to rescind the lease and sell the asset. If the lease obligation is not readily marketable or market quotations are not readily available, such lease obligations will be subject to a Fund's 15% limit on illiquid securities. The Money Funds will not invest in Lease Obligation Bonds.

LENDING OF SECURITIES. All of the Funds except the U.S. Government, California Municipal and Florida Insured Municipal Funds have the ability to lend portfolio securities to brokers and other financial organizations. By lending its securities, a Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities are used as collateral. These loans, if and when made, may not exceed 20% of a Fund's total assets. Loans of portfolio securities by a Fund will be collateralized by cash, letters of credit or U.S. Government Securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund involved. Each Fund's Sub-Advisor will monitor on an ongoing basis the credit worthiness of the institutions to which the Fund lends securities.

LOWER-RATED SECURITIES. The Growth and Emerging Growth Funds may each invest up to 35%, and the Short Term Global Government Fund may invest up to 10%, of the total assets of the Fund, respectively, in debt securities rated lower than BBB by S&P or Baa by Moody's, or of equivalent quality as determined by that Fund's Sub-Advisor. Non-investment-grade debt securities are securities rated BB or lower and are commonly referred to as "junk bonds."

Securities rated below investment-grade, as well as unrated securities, usually entail greater risk (including the possibility of default or bankruptcy of the issuers), and generally involve greater price volatility and risk of principal and income, and may be less liquid, than securities in higher rated categories. Both price volatility and illiquidity may make it difficult for the Fund to value certain of these securities at certain times and these securities may be difficult to sell under certain market conditions. Prices for non-investment-grade debt securities may be affected by legislative and regulatory developments. For further information, see "Investment Objectives and Policies of the Funds - Strategies Available to Short Term Global Government Fund, Growth Fund and Emerging Growth Fund" in the SAI.

Non-investment-grade debt securities are often considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The Growth Fund has no pre-established minimum quality standards and may invest in debt securities of any quality, including non-investment-grade debt securities that may offer higher yields because of the greater risks involved in such investments.

MORTGAGE-BACKED SECURITIES. All of the Funds may invest in mortgage-backed U.S. Government Securities which represent an interest in a pool of mortgage loans. Each of the Money Funds may invest in such securities pursuant to its authority to make money market investments. The primary government issuers or guarantors of mortgage-backed securities are GNMA, FNMA and FHLMC. Mortgage-backed securities provide a monthly payment consisting of interest and principal payments. Additional payments may be made out of unscheduled repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Prepayments of principal on mortgage-related securities may tend to increase due to refinancing of mortgages as interest rates decline. Prompt payment of principal and interest on GNMA mortgage pass-through certificates is backed by the full faith and credit of the United States. FNMA guaranteed mortgage pass-through certificates and FHLMC participation certificates are solely the obligations of those entities but are supported by the discretionary authority of the U.S. Government to purchase the agencies' obligations.

Collateralized Mortgage Obligations are a type of bond secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. In addition, the U.S. Government Fund may invest in commercial Mortgage-Backed Securities, which are similar to the above Mortgage-Backed Securities, except they are issued by non-governmental entities and are created by pooling together commercial and multifamily mortgage loans into trusts that are structured into different classes or series based upon the prioritization of cash flows. Commercial Mortgage-Backed Securities include Collateralized Mortgage Obligations and real estate mortgage investment conduits ("REMICs"). While commercial Mortgage-Backed Securities are generally structured with one or more types of credit enhancement, they typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

To the extent that a Fund purchases mortgage-related or mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal (which may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of the premium paid. The yield of the Fund may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the value of mortgage-related securities, including government and government-related mortgage pools, will generally fluctuate in response to market interest rates.

MUNICIPAL LEASES. The California Insured Intermediate Municipal and National Municipal Funds may acquire participations in lease obligations or installment purchase contract obligations (hereinafter collectively called "lease obligations") of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. In the case of a "non-appropriation" lease, the Fund's ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property in the event foreclosure might prove difficult.

The Fund will not invest more than 5% of its total investment assets in lease obligations that contain "non-appropriation" clauses where (1) the nature of the leased equipment or property is such that its ownership or use is essential to a governmental function of the municipality, (2) the lease payments will commence amortization of principal at an early date resulting in an average life of seven years or less for the lease obligation, (3) appropriate covenants will be obtained from the municipal obligor prohibiting the substitution or purchase of similar equipment if lease payments are not appropriate, (4) the lease obligor has maintained good market acceptability in the past, (5) the investment is of a size that will be attractive to institutional investors, and (6) the underlying leased equipment has elements of probability and/or use that enhance its marketability in the event foreclosure on the underlying equipment were ever required. The Fund will not invest in lease obligations that contain "non-appropriation" clauses that do not meet these criteria. The Fund has not imposed any percentage limitations with respect to its investment in lease obligations not subject to the "non-appropriation" risk.

To reduce investment risk, the Municipal Funds may not invest more than 25% of their respective total assets in Municipal Securities the interest on which is paid from revenues of similar-type projects. Except for the limitations on borrowing, the investment guidelines set forth in this paragraph may be changed at any time without shareholder consent by vote of the Board of Trustees of the Trust. A complete list of investment restrictions that identifies additional restrictions that cannot be changed without the approval of a majority of an affected Fund's outstanding shares is contained in the SAI.

MUNICIPAL SECURITIES AND AMT-SUBJECT BONDS. "Municipal Securities" are debt obligations issued by states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. "California Municipal Securities" are Municipal Securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico. "Florida Municipal Securities" are Municipal Securities issued by the State of Florida and its political subdivisions.

"AMT-Subject Bonds" are Municipal Securities issued to finance certain "private activities," such as bonds used to finance airports, housing projects, student loan programs and water and sewer projects. Interest on AMT-Subject Bonds is a specific tax preference item for purposes of the federal individual and corporate alternative minimum taxes. In the past, AMT-Subject Bonds have provided, and may continue to provide, somewhat higher yields than comparable Municipal Securities, the interest on which is not a specific tax preference item for purposes of the federal individual and corporate alternative minimum taxes. See "Dividends, Capital Gains and Taxes" for a discussion of the tax consequences of investing in AMT-Subject Bonds.

NEW ISSUERS. All of the Funds except the Money Funds may invest up to 5% of its assets in the securities of issuers which have been in continuous operation for less than three years.

NON-DIVERSIFIED STATUS. Each of the California Money, Short Term Global Government, California Municipal, Florida Insured Municipal and California Insured Intermediate Municipal Funds is classified as a "non-diversified" investment company under the 1940 Act, which means that the Fund is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. Each of these Funds must, however, meet certain diversification standards to qualify as a regulated investment company under the Code. See the section "Taxes" in the SAI. Each of these Funds may assume large positions in the obligations of a small number of issuers which may subject the Fund to greater credit and other risks than a more broadly diversified portfolio.

OPTIONS ON SECURITIES.


OPTION PURCHASE. All of the Funds except the Municipal Funds and the Money Funds may purchase put and call options on portfolio securities in which it may invest that are traded on a U.S. or foreign securities exchange or in the over-the-counter market. A Fund may utilize up to 10% of its assets to purchase put options on portfolio securities and may do so at or about the same time that it purchases the underlying security or at a later time. By buying a put, a Fund limits its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. A Fund may also utilize up to 10% of its assets to purchase call options on securities in which it is authorized to invest. Call options may be purchased by a Fund in order to acquire the underlying securities for the Fund at a price that avoids any additional cost that would result from a substantial increase in the market value of a security. A Fund may also purchase call options to increase its return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to their expirations, put and call options may be sold in closing sale transactions (sales by the Fund, prior to the exercise of options that it has purchased, of options of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.


COVERED OPTION WRITING. Certain Funds may write put and call options on securities for hedging purposes and the other purposes described in the section "Strategic Transactions." A Fund realizes fees (referred to as "premiums") for granting the rights evidenced by the options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period.


Upon the exercise of a put option written by a Fund, the Fund may suffer a loss equal to the difference between the price at which the Fund is required to purchase the underlying security and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by the Fund, the Fund may suffer a loss equal to the excess of the security's market value at the time of the option exercise over the Fund's acquisition cost of the security, less the premium received for writing the option.

Certain Funds may write covered options on portfolio securities to enhance current return. Accordingly, whenever a Fund writes a call option, it will continue to own or have the present right to acquire the underlying security without the payment of additional consideration for as long as it remains obligated as the writer of the option. To support its obligation to purchase the underlying security if a put option is exercised, a Fund will either (1) deposit with the Trust's custodian in a segregated account cash, U.S. Government Securities or other short-term, high-grade debt obligations having a value at least equal to the exercise price of the underlying securities or (2) continue to own an equivalent number of puts on the same "series" (that is, puts on the same underlying security having the same exercise prices and expiration dates as those written by the Fund), or an equivalent number of puts on the same "class" (that is, puts on the same underlying security) with exercise prices greater than those that it has written (or, if the exercise prices of the puts it holds are less than the exercise prices of those it has written, it will deposit the difference with the custodian in a segregated account).

The principal reason for writing covered call and put options on a securities portfolio is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of the covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that the Funds may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

A Fund may engage in closing purchase transactions to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, a Fund would purchase, prior to the holder's exercise of an option that the Fund has written, an option of the same series as that on which the Fund desires to terminate its obligation. The obligation of the Fund under an option that it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as the result of the transaction. There can be no assurance that the Fund will be able to effect closing purchase transactions at a time when it wishes to do so. The ability of the Fund to engage in closing transactions with respect to options depends on the existence of a liquid secondary market. While the Fund will generally purchase or write options only if there appears to be a liquid secondary market for the options purchased or sold, for some options no such secondary market may exist or the market may cease to exist. To facilitate closing purchase transactions, however, the Fund will ordinarily write options only if a secondary market for the options exists on a U.S. securities exchange or in the over-the-counter market.

Option writing for the Funds may be limited by position and exercise limits established by U.S. securities exchanges and the NASD and by requirements of the Code for qualification as a regulated investment company. In addition to writing covered put and call options to generate current income, the Funds may enter into options transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedge position; at the same time, however, a properly correlated hedge will result in a gain on the portfolio position's being offset by a loss on the hedge position. The Funds bear the risk that the prices of the securities being hedged will not move in the same amount as the hedge. A Fund will engage in hedging transactions only when deemed advisable by its Sub-Advisor. Successful use by the Fund of options will depend on its Sub-Advisor's ability to correctly predict movements in the direction of the stock underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will adversely affect the Fund's performance.

OPTIONS ON FOREIGN CURRENCIES. All of the Funds except the U.S. Government Fund, the Municipal Funds and the Money Funds may purchase and write put and call options on foreign currencies for the purpose of hedging against declines in U.S. Dollar value on foreign currency-denominated portfolio securities and against increases in the U.S. Dollar cost of such securities to be acquired. As in the case of other kinds of options, however, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to the Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. There is no specific percentage limitation on the Fund's investments in options on foreign currencies. See the SAI for further discussion of the use, risks and costs of options on foreign currencies.

OPTIONS ON FOREIGN STOCK INDEXES. The International Growth, Growth, Growth and Income, Emerging Growth, Short Term High Quality Bond, Short Term Global Government and California Insured Intermediate Municipal Funds may, subject to applicable securities regulations, purchase and write put and call options on foreign stock indexes listed on foreign and domestic stock exchanges for the purposes of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Examples of foreign stock indexes are the Canadian Market Portfolio Index (Montreal Stock Exchange), The Financial Times - Stock Exchange 100 (London Stock Exchange) and the Toronto Stock Exchange Composite 300 (Toronto Stock Exchange).

Options on stock indexes are generally similar to options on stock except for different delivery requirements. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in U.S. Dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the securities portfolio of the Fund correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use of options on stock indexes by the Fund will be subject to its Sub-Advisor's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Options on securities indexes entail risks in addition to the risks of options on securities. Because exchange trading of options on securities indexes is relatively new, the absence of a liquid secondary market to close out an option position is more likely to occur, although the Fund generally will only purchase or write such an option if the Sub-Advisor believes the option can be closed out. Because options on securities indexes require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations. The Fund will engage in stock index options transactions only when determined by its Sub-Advisor to be consistent with its efforts to control risk. There can be no assurance that such judgment will be accurate or that the use of these portfolio strategies will be successful.

When the Fund writes an option on a stock index, it will establish a segregated account with the Trust's custodian or with a foreign sub-custodian in which the Fund will deposit cash or cash equivalents or a combination of both in an amount equal to the market value of the option, and will maintain the account while the option is open.

OVER THE COUNTER OPTIONS. Each of the Funds except the U.S. Government, U.S. Government Money, California Money and Municipal Funds may write or purchase options in privately negotiated domestic or foreign transactions ("OTC Options"), as well as exchange-traded or "listed" options on foreign currencies. Each of the Funds except the Municipal and Money Funds may write or purchase OTC Options on securities. OTC Options can be closed out only by agreement with the other party to the transaction, and thus any OTC Options purchased by a Fund will be considered an illiquid security. In addition, certain OTC Options on foreign currencies are traded through financial institutions acting as market-makers in such options and the underlying currencies.

OTC Options entail risks in addition to the risks of exchange-traded options. Exchange-traded options are in effect guaranteed by the Options Clearing Corporation while a Fund relies on the party from whom it purchases an OTC Option to perform if the Fund exercises the option. With OTC Options, if the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, the Fund will lose the premium paid for the option as well as any anticipated benefit of the transaction. Furthermore, OTC Options are less liquid than exchange-traded options.

REPURCHASE AGREEMENTS. All of the Funds may invest in repurchase agreements, which are agreements to purchase underlying debt obligations from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase the obligations at an established time and price. The collateral for such repurchase agreements will be held by the Fund's custodian or a duly appointed sub-custodian. A Fund will enter into repurchase agreements only with banks and broker-dealers that have been determined to be creditworthy by the Fund's Board of Trustees under criteria established with the assistance of the Advisor. The seller under a repurchase agreement would be required to maintain the value of the obligations subject to the repurchase agreement at not less than the repurchase price. Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. In addition, if bankruptcy proceedings are commenced with respect to the seller of the obligations, the Fund may be delayed or limited in its ability to sell the collateral. Investments by the California Money Fund in repurchase agreements, if any, are limited by the restrictions of that Fund's investment in taxable instruments.

REVERSE REPURCHASE AGREEMENTS. Each of the Funds except the Money Funds may engage in reverse repurchase agreements. Reverse repurchase agreements are the same as repurchase agreements except that, in this instance, the Funds would assume the role of seller/borrower in the transaction. The Funds will maintain segregated accounts with the Trust's custodian consisting of U.S. Government Securities, cash or money market instruments that at all times are in an amount equal to their obligations under reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of the securities and, if the proceeds from the reverse purchase agreement are invested in securities, that the market value of the securities bought may decline below the repurchase price of the securities sold. Each Fund's Sub-Advisor, acting under the supervision of the Board of Trustees, reviews, on an ongoing basis the creditworthiness of the partners with which it enters into reverse repurchase agreements. Under the Investment Company Act, reverse repurchase agreements may be considered borrowings by the seller. For each of the Funds except the U.S. Government, Short Term High Quality Bond and Corporate Income Funds, whenever borrowings by a Fund, including reverse repurchase agreements, exceed 5% of the value of a Fund's total assets, the Fund will not purchase any securities. The U.S. Government, Short Term High Quality Bond and Corporate Income Funds are prohibited from borrowing money or entering reverse repurchase agreements or dollar roll transactions in the aggregate in excess of 33 1/3 percent of the Fund's total assets (after giving effect to such borrowings).

STAND-BY COMMITMENTS. The California Money Fund and the Municipal Funds may acquire "stand-by commitments" with respect to Municipal Securities held in their portfolios. Under a stand-by commitment, a dealer agrees to purchase, at a Fund's option, specified Municipal Securities at a specified price. A Fund may pay for stand-by commitments either separately in cash or by paying a higher price for the securities acquired with the commitment, thus increasing the cost of the securities and reducing the yield otherwise available from them. Each Fund intends to enter into stand-by commitments only with brokers, dealers and banks that, in the opinion of its Sub-Advisor, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, the Sub-Advisors will periodically review relevant financial information concerning the issuer's assets, liabilities and contingent claims. The Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes.

STRATEGIC TRANSACTIONS. Subject to the investment limitations and restrictions for each of the Funds as stated elsewhere in the prospectus and SAI, each of the Funds, except the Money Funds, may, but is not required to, utilize various other investment strategies as described below to hedge various market risks, to manage the effective maturity or duration of fixed-income securities, or to seek potentially higher returns. Utilizing these investment strategies, the Fund may purchase and sell, to the extent not otherwise limited or restricted for such Fund, exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to seek potentially higher returns, although no more than 5% of the Fund's assets will be used as the initial margin or purchase price of options for Strategic Transactions entered into for purposes other than "bona fide hedging" positions as defined in the regulations adopted by the Commodity Futures Trading Commission. Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions. The use of Strategic Transactions involves special considerations and risks, for example (1) the ability of the Fund to utilize these Strategic Transactions successfully will depend on the Sub-Advisor's ability to predict, which cannot be assured, pertinent market movements; and (2) there might be imperfect correlation, or even no correlation, between price movements of Strategic Transactions and price movements of the related portfolio positions. Strategic Transactions can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements or of unfavorable currency fluctuations in the related portfolio or currency positions, but can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in positions. The Fund will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes. For more information see discussion in other sections of "Securities and Investment Practices" and the SAI.

U.S. GOVERNMENT SECURITIES. All of the Funds may invest in U.S. Government Securities, which include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes and bonds) and obligations directly issued or guaranteed by U.S. Government agencies or instrumentalities. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government (such as GNMA Bonds), others are backed only by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks) and still others are backed only by the credit of the instrumentality (such as FNMA and FHLMC Bonds).

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. In order to secure yields or prices deemed advantageous at the time, all of the Funds except the Money Funds may purchase or sell securities on a when-issued or a delayed-delivery basis. The Funds will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, the Funds prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself. The Funds will establish a segregated account with Boston Safe consisting of cash, U.S. Government Securities or other high grade debt obligations in an amount equal to the amount of its when-issued and delayed-delivery commitments.

WHEN-ISSUED MUNICIPAL SECURITIES AND FORWARD COMMITMENTS. The California Money Fund and the Municipal Funds may purchase Municipal Securities offered on a "when-issued" basis and may purchase or sell Municipal Securities on a "forward commitment" basis. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the Municipal Securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction.

The use of when-issued transactions and forward commitments enables the Funds to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, a Fund might sell Municipal Securities that it owned on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, a Fund might sell a Municipal Security and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. However, if the relevant Fund's Sub-Advisor were to forecast incorrectly the direction of interest rate movements, the Fund might be required to complete such when-issued or forward transactions at prices inferior to then-current market values.

When-issued Municipal Securities and forward commitments may be sold prior to the settlement date, but a Fund enters into when-issued and forward commitments only with the intention of actually receiving or delivering the Municipal Securities, as the case may be. If a Fund, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss. When-issued Municipal Securities may include bonds purchased on a "when, as and if issued" basis, under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a proposed financing by appropriate municipal authorities. Any significant commitment of a Fund's assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Fund's NAV. No when-issued or forward commitments will be made by a Fund if, as a result, more than 20% of the value of the Fund's total assets would be committed to such transactions.

PERFORMANCE INFORMATION

YIELD


THE MONEY FUNDS. From time to time, advertisements or shareholder reports concerning the Money Funds may describe YIELD and EFFECTIVE YIELD. The YIELD of a Fund refers to the income generated by an investment in the Fund over a 7-day period identified in the advertisement. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. EFFECTIVE YIELD is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. EFFECTIVE YIELD will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.



THE BOND FUNDS. From time to time, the Bond Funds (including the Municipal Funds) may advertise the 30-day YIELD. The 30-day YIELD of a Bond Fund refers to the income generated by an investment in such Fund over the 30-day period identified in the advertisement, and is computed by dividing the net investment income per share earned by the Fund during the period by the maximum Public Offering Price per share on the last day of the 30-day period. This income is "annualized" by assuming that the amount of income is generated each month over a one-year period and is compounded semiannually. The annualized income is then shown as a percentage of the maximum Public Offering Price. In addition, the Bond Funds may advertise a similar 30-day YIELD computed in the same manner except that the NAV per share is used in place of the Public Offering Price per share.


THE MUNICIPAL FUNDS. The Municipal Funds and the California Money Fund may also quote TAX EQUIVALENT YIELD. TAX EQUIVALENT YIELD shows the taxable yields an investor would have to earn before taxes to equal the Fund's tax-free yields. A tax-equivalent yield is calculated by dividing a Fund's tax-exempt yield by the result of one minus the sum of a stated federal and applicable state tax rate, based upon the highest marginal tax rate and adjusted for the federal deduction of state taxes paid. To the extent that a Fund's yield for a particular investor is not taxable by cities and counties, the tax equivalent yields experienced by the investor will be higher than the tax equivalent yields quoted by the Fund. If only a portion of a Fund's income is tax-exempt, only that portion is adjusted in the calculation.

TOTAL RETURN


From time to time, a Fund may advertise its average annual total return over various periods of time. Such TOTAL RETURN figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

ADDITIONAL PERFORMANCE QUOTATIONS. Advertisements of total return will always show a calculation that includes the effect of the maximum sales charge but may also show total return without giving effect to that charge. Similarly, a Fund may provide yield quotations in investor communications based on the Fund's NAV (rather than its Public Offering Price) per share on the last day of the period covered by the yield computation. Because these additional quotations will not reflect the maximum sales charge payable, such performance quotations will be higher than the performance quotations that include the maximum sales charge.

TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT A PREDICTION OF FUTURE PERFORMANCE.

PERFORMANCE COMPARISONS


In reports or other communications to shareholders or in advertising material, a Fund may compare the performance of its Class A and Class S Shares with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc., CDA Technologies, Inc. or similar independent services that monitor the performance of mutual funds or with other appropriate indexes of investment securities. In addition, certain indexes may be used to illustrate historic performance of select asset classes. These may include, among others, the Dimensional Fund Advisor's Small Cap Index, the Lehman Brothers GNMA Index, the S&P 100 Index, the Lehman Brothers Index of Baa-rated Corporate Bonds, the T-Bill Index, the Bank Rate Monitor, Donoghue's Money Fund Averages and the "Stocks, Bonds and Inflation Index" published annually by Ibbotson Associates. The performance information may also include evaluations of the Funds published by nationally recognized ranking services and by financial publications that are nationally recognized, such as BUSINESS WEEK, FORBES, FORTUNE, INSTITUTIONAL INVESTOR, MONEY and THE WALL STREET JOURNAL. The International Growth, Short Term Global Government and Growth Funds may compare their performance to other investments or relevant indexes consisting of Salomon Brothers Short Term Global Bond Index, J.P. Morgan Global Government Traded Index, Morgan Stanley Capital International EAFE Index, the Standard & Poor's 500 Index, the Lipper International Fund Index and The Financial Times World Stock Index. If a Fund compares its performance to other funds or to relevant indexes, the Fund's performance will be stated in the same terms in which such comparative data and indexes are stated, which is normally total return rather than yield. For these purposes the performance of the Fund, as well as the performance of such investment companies or indexes, may not reflect sales charges, which, if reflected, would reduce performance results.


In addition, the Municipal Funds and the California Money Fund may attempt to illustrate in advertising or sales literature the benefits of tax-free investing. For example, Table 1 on the following page shows California investors the approximate yield that a taxable investment must earn at various sample income brackets to produce after-tax yields equivalent to those of tax-exempt investments, such as the California Municipal, California Insured Intermediate Municipal and California Money Funds, yielding from 2.00% to 7.00%. Table 2 on the following page shows taxpayers how to translate federal tax savings from investments, such as the National Municipal Fund, into an equivalent yield from a taxable investment. The yields, tax rates and income brackets following are for illustration purposes only and are not intended to represent current or future yields for the Funds, current tax rates or income brackets. The yields, tax rates and income brackets following may be higher or lower than the yields, tax rates and income brackets shown. Calculations are computed in accordance with standard SEC calculations of 30-day yield. The California marginal tax rates presented assume payment of the highest California tax rate for the particular federal marginal tax rate quoted. The income brackets and tax rates presented are only samples since the Internal Revenue Service ("IRS") adjusts the brackets annually for inflation, and tax rates are subject to change by legislation. Investors should consult their tax adviser with specific reference to their own tax situation.

Performance information is computed separately for each Fund's Class A and Class S Shares. Because Class S Shares bear the expense of the higher distribution and service fees, it is expected that performance for a Fund's Class S Shares will be lower than that for a Fund's Class A Shares.

                             TAX EQUIVALENT YIELDS

TABLE 1


                                                                            Combined
                                                                            Federal
                                                                              and
                                                Federal      California    California                 Tax-Exempt Yield
             Sample 1996 Federal               Marginal      Marginal       Marginal      ----------------------------------------
           Taxable Income Brackets             Tax Rate+     Tax Rate*     Tax Rate**     2.00%    2.50%    3.00%    3.50%    4.00%
   ----------------------------------------    ---------     ---------     ----------     ----------------------------------------
     Single Return          Joint Return                                                               Taxable Yield
   ------------------    ------------------                                               ----------------------------------------
       $0-$24,000            $0-$40,100             15%         6.00%         20.10%      2.50%    3.13%    3.75%    4.38%    5.01%
    $24,000-$58,150       $40,100-$96,900           28%         9.30%         34.70%      3.06%    3.83%    4.59%    5.36%    6.13%
    $58,150-$121,300      $96,900-$147,700          31%         9.30%         37.42%      3.20%    3.99%    4.79%    5.59%    6.39%
   $121,300-$263,750     $147,700-$263,750          36%         9.30%         41.95%      3.44%    4.31%    5.17%    6.03%    6.89%
    $263,750 and up       $263,750 and up         39.6%         9.30%         45.22%      3.65%    4.56%    5.48%    6.39%    7.30%


                                                                    Combined
                                                                    Federal
                                                                      and
                                           Federal    California   California                   Tax-Exempt Yield
          Sample 1996 Federal             Marginal    Marginal      Marginal     -------------------------------------------------
        Taxable Income Brackets           Tax Rate+   Tax Rate*    Tax Rate**    4.50%   5.00%   5.50%    6.00%    6.50%    7.00%
--------------------------------------    ---------   ---------    ----------    -------------------------------------------------
  Single Return        Joint Return                                                               Taxable Yield
------------------  ------------------                                           -------------------------------------------------
    $0-$24,000          $0-$40,100             15%       6.00%        20.10%     5.63%   6.26%    6.88%    7.51%    8.14%    8.76%
 $24,000-$58,150     $40,100-$96,900           28%       9.30%        34.70%     6.89%   7.66%    8.42%    9.19%    9.95%   10.72%
 $58,150-$121,300    $96,900-$147,700          31%       9.30%        37.42%     7.19%   7.99%    8.79%    9.59%   10.39%   11.19%
$121,300-$263,750   $147,700-$263,750          36%       9.30%        41.95%     7.75%   8.61%    9.47%   10.34%   11.20%   12.06%
 $263,750 and up     $263,750 and up         39.6%       9.30%        45.22%     8.21%   9.13%   10.04%   10.95%   11.87%   12.78%


TABLE 2








                                                                                     Tax-Exempt Yield
             Sample 1996 Federal               Federal Marginal     ---------------------------------------------------
           Taxable Income Brackets                Tax Rate+         4.50%    5.00%    5.50%    6.00%    6.50%     7.00%
   ----------------------------------------    ----------------     ---------------------------------------------------
     Single Return          Joint Return                                               Taxable Yield
   ------------------    ------------------                         ---------------------------------------------------
       $0-$24,000            $0-$40,100                15%          5.29%    5.88%    6.47%    7.06%     7.65%     8.24%
    $24,000-$58,150       $40,100-$96,900              28%          6.25%    6.94%    7.64%    8.33%     9.03%     9.72%
    $58,150-$121,300      $96,900-$147,700             31%          6.52%    7.25%    7.97%    8.70%     9.42%    10.14%
   $121,300-$263,750     $147,700-$263,750             36%          7.03%    7.81%    8.59%    9.38%    10.16%    10.94%
    $263,750 and up       $263,750 and up            39.6%          7.45%    8.28%    9.11%    9.93%    10.76%    11.59%


------------------------------------

* California taxable income may differ due to differences in exemptions, itemized deductions and other items.

** Rates do not include the phase-out of personal exemptions or itemized deductions. Rates include the federal deduction of state taxes paid.

+ Rates do not include the phase-out of personal exemptions or itemized deductions.

OBTAINING PERFORMANCE INFORMATION

Each Fund's strategies, performance, and holdings are detailed twice a year in fund reports, which are sent to all shareholders. The SAI describes the methods used to determine a Fund's performance. Shareholders may call 800-222-5852 for performance information. Shareholders may make inquiries regarding a Fund, including current total return figures, to any Authorized Dealer, or by calling Shareholder Services at 800-222-5852.

YOUR ACCOUNT

--------------------------------------------------------------------------------
 WAYS TO SET UP YOUR ACCOUNT
--------------------------------------------------------------------------------

INDIVIDUAL OR JOINT ACCOUNT

Individual accounts are owned by one person. Two types of joint accounts (having two or more owners) can be opened:

        (1) in a "joint tenancy" account, the surviving owner(s) automatically receive(s) the shares of any owner(s) who die(s); and

        (2) in a "tenants in common" account, the heir(s) of any deceased owner receive(s) such owner's shares, rather than the surviving owners of the joint account.
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RETIREMENT

Retirement plans protect investment income and capital gains from current taxes. Contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.

- INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS") allow persons of legal age and under 70 1/2 years old with earned income to protect up to $2,000 per tax year from certain tax effects. If your spouse has earned income of less than $250 per year, you can protect an additional $250 per year in your spouse's name.

- ROLLOVER IRAS permit persons to retain special tax advantages for certain transfers from employer-sponsored retirement plans (often occurring when a person changes employers).

- SIMPLIFIED EMPLOYEE PENSION PLANS ("SEP-IRAS") provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
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GIFTS OR TRANSFERS TO A MINOR CHILD ("UGMA," "UTMA")

These gifts or transfers provide a way to give money to a child and obtain tax benefits. A parent or grandparent can give up to $10,000 a year to each child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).
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TRUST

Trusts can be used for many purposes, including charitable contributions and providing a regular income for a child until a certain age. The trust must be established before an account can be opened.
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CORPORATION OR OTHER ORGANIZATION

Corporations, associations, partnerships, institutions, or other groups may invest for many purposes.
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HOW TO INVEST IN A SAM ACCOUNT

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                                                    NEW                        ADDITIONAL
METHOD                                          INVESTMENTS                   INVESTMENTS
                                    ------------------------------------------------------------------------
                                              MINIMUM $10,000                MINIMUM $2,000
                                         ($5,000 IRA/401(K)/KEOGH)      ($1,000 IRA/401(K)/KEOGH)
------------------------------------------------------------------------------------------------------------
 IN PERSON:                               Visit the Representative      Visit the Representative
  To Open a SAM Account                   of an Authorized Dealer       of an Authorized Dealer
  Through an Authorized Dealer

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


 BY TELEPHONE:                             A SAM Account cannot         Call Shareholder Services
                                          be opened by telephone.           at 800-222-5852,
                                                                          Monday through Friday,
                                                                          6:00 a.m. to 6:00 p.m.,
                                                                              Pacific Time/
                                                                          9:00 a.m. to 9:00 p.m.,
                                                                               Eastern Time
                                                                         and 6:00 a.m. to 3:00 p.m.,
                                                                              Pacific Time/
                                                                          9:00 a.m. to 6:00 p.m.,
                                                                        Eastern Time, on Saturdays.


--------------------------------------------------------------------------------

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 BY MAIL:                                   A SAM Account cannot        Make your check payable to
                                             be opened by mail.          "Sierra Trust Funds," and send to:

                                                                         Sierra Trust Funds
                                                                         c/o First Data Investor Services
                                                                           Group
                                                                         P.O. Box 5118
                                                                         Westboro, MA 01581-5118
                                                                         Indicate your Fund account number
                                                                         and class of shares purchased on
                                                                         your check.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 BY WIRE:                                   A SAM Account cannot        Instruct your bank to wire Federal
                                             be opened by wire.          Funds exactly as follows:

                                                                         Boston Safe Deposit Trust
                                                                         Boston, MA
                                                                         ABA# 011-001234

                                                                         For Credit to:
                                                                         Sierra Trust Funds
                                                                         Account # 132012
                                                                         (Fund Name and Class of Shares)
                                                                         (Customer's Name)
                                                                         (Customer's Social Security Number)

--------------------------------------------------------------------------------

INVESTMENT IN FUNDS THROUGH A SAM ACCOUNT. In addition to the considerable diversification among individual securities you receive by investing in a particular Fund, you can further reduce risk by spreading your assets among Class A or Class S Shares of several different Funds that each have different risk and return characteristics. SAM is an active investment management service offered by Sierra Investment Services Corporation ("Sierra Services"), the SAM investment advisor, that allocates your SAM Account investments across a combination of either Class A or Class S Shares of the Funds selected to meet long-term investment objectives as well as, in certain circumstances, current income objectives.

Sierra Services has developed investment strategies for SAM Accounts to meet the diverse financial needs of different investors. You can open a SAM Account by meeting with one of the investment professionals of an Authorized Dealer who will review your situation and help you identify your long-term investment objectives. After using SAM criteria to determine your long-term objectives, you can choose one of several investment strategies. Based on your chosen strategy, your initial investment will be allocated among either Class A or Class S Shares of a number of the Funds. Depending on market conditions, Sierra Services from time to time (normally quarterly) reallocates the combination of Funds or the amounts invested in the respective Class A or Class S Shares of each to implement your SAM investment strategy. In addition, your SAM Account will be periodically rebalanced to maintain your SAM strategy's current asset allocation mix, if and when the Funds' performance unbalances the strategy's mix. You will pay Sierra Services a fee for the SAM service that is in addition to and separate from the fees and expenses you will pay directly or indirectly as an investor in the Funds. See "Summary of Sierra Trust Funds Expenses" and "Exchange Privileges and Restrictions."

From time to time, one or more of the Funds used for investment by the SAM Accounts may experience relatively large investments or redemptions due to SAM Account allocations or rebalancings recommended by Sierra Services. These transactions will affect the Funds, since Funds that experience redemptions as a result of reallocations or rebalancings may have to sell portfolio securities and Funds that receive additional cash will have to invest it. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs. The Advisor, representing the interests of the Funds, is committed to minimizing the impact of SAM Account transactions on the Funds; Sierra Services, representing the interest of the SAM Accounts, is also committed to minimizing such impact on the Funds to the extent it is consistent with pursuing the investment objective of the SAM Accounts. The Advisor and Sierra Services will nevertheless face conflicts in fulfilling their respective responsibilities because they are affiliates and employ some of the same professionals. In addition, Sierra Services is the Fund's distributor and is compensated on the sale of shares and may be compensated for distribution services on the sale of certain Class B and Class S Shares. See "Initial Sales Charge Alternative: Class A Shares" and "Exchange Privileges and Restrictions." The Advisor will monitor the impact of SAM Account transactions on the Funds.

TO PURCHASE SHARES. Purchase, sale and exchange orders received by Shareholder Services prior to the close of trading on any day that the New York Stock Exchange ("NYSE") is open (a "Business Day") are effected at that day's NAV for the Class of the Fund, plus any applicable sales charge (the "Public Offering Price"). Purchase, sale and exchange orders received after the close of the NYSE are priced as of the time the NAV is next determined on the next Business Day. Authorized Dealers are responsible for forwarding orders received on a Business Day to Shareholder Services by the close of trading on the NYSE the same day and failure to do so will result in an investor being unable to obtain that day's NAV. The NYSE is open Monday through Friday, although it is currently scheduled to be closed on New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and on the preceding Friday or subsequent Monday when any of these holidays falls on a Saturday or Sunday, respectively.

Purchases of each Class of the Fund shares are effected at the Fund's Public Offering Price next determined after a purchase order has been received in proper form. A purchase order will be deemed to be in proper form when all of the steps required, including submission of an application form, have been completed. In the case of an investment by wire, however, the order will be deemed to be in proper form after the telephone order and the federal funds wire have been received. The failure of a shareholder who purchases by wire to submit an application form in a timely fashion may cause delays in processing subsequent redemption requests. If a telephone order is received or if payment by wire is received after the close of the NYSE, 4:00 p.m. Eastern Time/1:00 p.m., Pacific Time, the shares will not be credited until the next Business Day. However, Shareholder Services will be open from 6:00 a.m. to 6:00 p.m., Pacific Time/9:00 a.m. to 9:00 p.m., Eastern Time, Monday through Friday, except when the NYSE is closed and 6:00 a.m. to 3:00 p.m., Pacific Time/9:00 a.m. to 6:00 p.m., Eastern Time, on Saturdays.

TIMING OF DIVIDENDS. Shares of the Funds are entitled to dividends and distributions declared beginning the day after a purchase has been credited to an investor's account and ending on the day a redemption order is effected.

DIVIDEND REINVESTMENT PLAN. A Dividend Reinvestment Plan will be established automatically for each SAM Account, except for SAM Accounts invested in the SAM Income Strategy (the "Income Strategy"), one of the six SAM investment strategies. The Income Strategy was developed by Sierra Services to provide for the periodic payment of income to investors and is designed to pay monthly dividends by check. With the exception of the Income Strategy, under this Dividend Reinvestment Plan, all income dividends and capital gain distributions for Class A or Class S Shares of a Fund will be automatically reinvested in additional Class A or Class S Shares, respectively, of the Fund that paid the dividend at the NAV determined on the dividend payment date.


CLASS A AND S SHARES: ALTERNATIVE PURCHASE ARRANGEMENTS. The alternative purchase arrangements offered by the Trust enable you to choose the method of purchasing Fund shares that is most beneficial given the amount of your purchase, the length of time you expect to hold the shares and other circumstances. You should consider whether, during the anticipated life of your investment in the Trust, the accumulated continuing distribution and service fees and CDSC on Class S Shares would be less than the initial sales charge and accumulated distribution fee on Class A Shares purchased at the same time, and to what extent such differential would be offset by the anticipated higher return of Class A Shares.


As an illustration, if you qualify for significantly reduced sales charges, you might elect to purchase Class A Shares, which carry an initial sales load, because no similar reductions in CDSC are available for the Class S Shares. Also, Class A Shares are subject to a lower distribution fee and, accordingly, such shares are expected to pay correspondingly higher dividends on a per share basis. However, because initial sales charges are deducted at the time of purchase of Class A Shares, the amount of your funds actually invested would be reduced by the amount of the sales charge and you would initially own fewer shares. For this reason, you might determine that it would be more advantageous to purchase Class S Shares, so that all of your funds will be invested initially, although you would be subject to a CDSC for a six-year period and higher ongoing distribution and service fees. In addition, if you expect to maintain your investment for an extended period of time (and even if you do not qualify for reduced initial sales charges), you might consider purchasing Class A Shares because the accumulated continuing distribution charges on Class S Shares may still exceed the initial sales charge and distribution charges applicable to Class A Shares during the same period.

LARGE PURCHASES OF CLASS S SHARES. When choosing between classes, investors should carefully consider the ongoing annual expenses along with the initial or contingent deferred sales charges. The relative impact of the initial sales charges, contingent deferred sales charges and ongoing annual expenses will depend on the length of time a share is held. In almost all cases, investors planning to purchase $250,000 or more of Fund shares will pay lower aggregate charges and expenses by purchasing Class A Shares.


INITIAL SALES CHARGE ALTERNATIVE: CLASS A SHARES. Class A Shares of the Sierra Trust Funds are sold at the Public Offering Price. Investors purchasing Class A Shares of the Non-Money Funds incur a sales charge at purchase as described in the following tables. Purchases of $1 million or more and certain other purchases are not subject to the sales charge at the time of purchase, but may be subject to a 1.0% CDSC on redemptions within one year of purchase or a 0.5% CDSC on redemptions during the second year after purchase (the "Class A CDSC"), including redemptions of Money Fund Class A Shares acquired through exchange for such Non-Money Fund Class A Shares. No sales charge at time of purchase and no CDSC will be assessed on purchases of Class A Shares of a Money Fund, on the reinvestment of dividends or distributions on Class A Shares or on purchases of Class A Shares under the 180-day reinvestment privilege described in a following section. Class A Shares purchased through a qualified 401(k) or 403(b) plan may, in certain circumstances, be subject to a CDSC of 1.0% if the shares are redeemed within two years of their initial purchase. See "Application of Class A Shares CDSC" subsection in this section. For other waivers of Class A Shares sales charges, see the section "Waivers of Class A Initial Sales

Charges." The following tables illustrate the sales charges applicable at purchase to Class A Shares at various investment levels.

 FOR CLASS A SHARES OF NON-MONEY FUNDS OTHER THAN SHORT TERM GLOBAL GOVERNMENT
          FUND, SHORT TERM HIGH QUALITY BOND FUND AND THE EQUITY FUNDS

                                                                                         DEALERS'
                                                                                      REALLOWANCE AS
                                         AS A % OF OFFERING         AS A % OF             A % OF
        AMOUNT OF TRANSACTION             PRICE PER SHARE        NET ASSET VALUE      OFFERING PRICE
--------------------------------------  --------------------    -----------------    -----------------
Less than $50,000                              4.50%                  4.71%                4.00%
$50,000 but less than $100,000                 4.00%                  4.17%                3.50%
$100,000 but less than $250,000                3.50%                  3.63%                3.00%
$250,000 but less than $500,000                3.00%                  3.09%                2.50%
$500,000 but less than $1,000,000              2.00%                  2.04%                1.75%
$1,000,000 and over                              0%                    0%                   0%+

          FOR CLASS A SHARES OF SHORT TERM GLOBAL GOVERNMENT FUND AND
                       SHORT TERM HIGH QUALITY BOND FUND

                                                                                         DEALERS'
                                                                                      REALLOWANCE AS
                                         AS A % OF OFFERING         AS A % OF             A % OF
        AMOUNT OF TRANSACTION             PRICE PER SHARE        NET ASSET VALUE      OFFERING PRICE
--------------------------------------  --------------------    -----------------    -----------------
Less than $50,000                              3.50%                  3.63%                3.00%
$50,000 but less than $100,000                 3.00%                  3.09%                2.50%
$100,000 but less than $250,000                2.50%                  2.56%                2.00%
$250,000 but less than $500,000                2.25%                  2.30%                2.00%
$500,000 but less than $1,000,000              2.00%                  2.04%                1.75%
$1,000,000 and over                              0%                    0%                   0%+

                     FOR CLASS A SHARES OF THE EQUITY FUNDS

                                                                                         DEALERS'
                                                                                      REALLOWANCE AS
                                         AS A % OF OFFERING         AS A % OF             A % OF
        AMOUNT OF TRANSACTION             PRICE PER SHARE        NET ASSET VALUE      OFFERING PRICE
--------------------------------------  --------------------    -----------------    -----------------
Less than $50,000                              5.75%                  6.10%                5.00%
$50,000 but less than $100,000                 4.75%                  4.99%                4.00%
$100,000 but less than $250,000                3.75%                  3.90%                3.00%
$250,000 but less than $500,000                2.75%                  2.83%                2.25%
$500,000 but less than $1,000,000              2.00%                  2.04%                1.75%
$1,000,000 and over                              0%                    0%                   0%+


+Investors do not pay a sales charge at time of purchase on purchases of $1 million or more; however, Sierra Services may pay the investment dealers of record on purchases of Class A Shares of $1 million or more a fee of up to 1.00% of the net asset value of such purchases.


Sierra Services, the distributor of the shares of the Funds, will pay the appropriate dealers' reallowance to Authorized Dealers. The dealers' reallowance may be changed from time to time. Upon notice, Sierra Services may reallow up to the full applicable sales charge to certain Authorized Dealers. Authorized Dealers may receive different compensation for selling one class of a Fund rather than another class of the Fund.

REDUCED SALES CHARGES AT PURCHASE


As described below, the sales charge on purchases of Class A Shares of the Funds may be reduced through: (1) a Right of Accumulation; (2) Quantity Discounts; (3) a Letter of Intent; and (4) Reinvestment Privilege. Reduced sales charges may be modified or terminated at any time as to new purchases and/or letters of intent and are subject to confirmation of an investor's holdings. For more information about reduced sales charges, contact your investment representative or call 800-222-5852.


RIGHT OF ACCUMULATION. Under the Right of Accumulation, the current value of an investor's existing Class A Shares in the Non-Money Fund(s), Class B and Class S Shares in all the funds of the Trust, Class A Common Shares of Sierra Prime Income Fund ("SPIF") and Class A and Class B Shares of the SAM Portfolios may be combined with the amount of the investor's current purchase of Non-Money Fund Class A Shares in determining the sales charge applicable to such Class A Shares. In order to receive the cumulative quantity reduction, the investor or the securities dealer must call previous purchases of such Class A Common Shares of SPIF, Class A, Class B and Class S Shares of the Trust and Class A and Class B of the SAM Portfolios to the attention of Sierra Shareholder Services at the time of the current purchase.


QUANTITY DISCOUNTS. As shown in the tables previously and under the "Right of Accumulation" section, larger purchases of the Non-Money Fund Class A Shares of the Funds combined with purchases of Class B Shares and Class S Shares of the Funds, Class A Common Shares of SPIF and Class A and Class B Shares of the SAM Portfolios reduce the sales charge paid on the Non-Money Fund Class A Shares. The Funds will combine purchases of the Non-Money Fund Class A Shares with Class B and Class S Shares of the Funds, Class A Common Shares of SPIF and Class A and Class B Shares of the SAM Portfolios made on the same day by the investor, spouse, and any minor children when calculating the Non-Money Fund Class A Shares sales charge. In order to receive the cumulative quantity reduction, the investor or the securities dealer must call related purchases of such Class A Common Shares of SPIF, Class A, Class B and Class S Shares of the Trust and Class A and Class B Shares of the SAM Portfolios to the attention of Sierra Shareholder Services at the time of the current purchase.



LETTER OF INTENT. An investor may qualify for a reduced sales charge on Non-Money Fund Class A Shares immediately by signing a "Letter of Intent" stating the investor's intention to invest during the following 13 months a specified amount in the Non-Money Fund Class A Shares, Class A Common Shares of SPIF and/or Class A Shares of the SAM Portfolios, which, if made at one time, would qualify for a reduced sales charge. Any redemptions or repurchases of Class A Shares or Class A Common Shares made during the 13-month period will be subtracted from the amount of purchases of Class A Shares or Class A Common Shares in determining whether the terms of the Letter of Intent have been met. During the term of a Letter of Intent, Sierra Shareholder Services will hold Non-Money Fund Class A Shares representing 5.00% of the amount purchased in escrow for payment of a higher sales load if the full amount specified in the Letter of Intent is not purchased within the 13-month period. The escrowed shares will be released when the full amount specified has been purchased. The investor is not bound to purchase the full amount specified, but if the full amount specified is not purchased within the 13-month period, the investor will be required to pay an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge the investor would have had to pay on the investor's aggregate purchases of Non-Money Fund Class A Shares if the total of such purchases had been made at a single time.



REINVESTMENT PRIVILEGE. Upon redemption of Class A Shares, a shareholder may reinvest any or all of the redemption proceeds in Class A Shares of a Fund without any sales charge provided the reinvestment is within 180 days of the redemption from the Fund. This reinvestment privilege does not apply to reinvestments made through the Sierra Automatic Investment Plan. To receive the privilege, the shareholder must notify the Authorized Dealer or Shareholder Services concerning the reinvestment.


WAIVERS OF CLASS A INITIAL SALES CHARGES. No initial sales charge will be assessed with respect to Class A Shares on: (1) purchases by (a) employees or retired employees of Great Western Financial Corporation ("GWFC") or any of its affiliates and members of their immediate families (spouses and minor children) and IRAs, Keogh Plans or employee benefit plans for those employees and retired employees; (b) directors, trustees, officers or advisory board members, or persons retired from such positions, of any investment company for which GWFC or an affiliate serves as investment advisor; (c) registered representatives or full-time employees of Authorized Dealers or full-time employees of banks affiliated with such dealers; (2) purchases by retirement plans created pursuant to Section 457 of the Code; (3) purchases that are paid for with the proceeds from the redemption of shares of a non-money market mutual fund not affiliated with the Trust or Sierra Services, where the purchase occurs within 15 Business Days of the prior redemption and is evidenced by a confirmation of the redemption transaction or a broker-to-broker transfer request (Shareholder Services must be notified at the time of purchase that the purchase being made qualifies for a purchase at NAV); (4) purchases by employees of any of the Funds' Sub-Advisors; and (5) purchases by accounts as to which an Authorized Dealer or a bank affiliated with an Authorized Dealer charges an account management fee, provided that the Authorized Dealer or bank has an agreement with the Distributor (investors may be charged an additional services transaction fee by the Authorized Dealer or bank).


Additional groups of investors that are not subject to an initial sales charge on purchases of Class A Shares through an Authorized Dealer include either (a) investors purchasing Class A Shares of a Fund through an employee benefit trust created pursuant to a 401(k) Plan that has invested in the aggregate more than $1 million in the Funds, or (b) investors purchasing Class A Shares of a Fund through a 403(b) Plan that has more than $1 million in the Funds. Investors through 401(k) and 403(b) Plans may be subject to various account fees and purchase and redemption procedures designated by the employer who has established the 401(k) Plan or 403(b) Plan. Such investors should consult their employer and/or account agreements for information relating to their accounts.

The foregoing waivers may be changed at any time.


APPLICATION OF CLASS A SHARES CDSC. The Class A CDSC of 1.0% or 0.5% may be imposed on certain redemptions within one or two years of purchase, respectively, with respect to Class A Shares (i) purchased at NAV without a sales charge at time of purchase due to purchases of $1 million or more, or (ii) acquired, including Class A Shares of a Money Fund acquired, through an exchange for Class A Shares of a Non-Money Fund purchased at NAV without a sales charge at time of purchase due to purchases of $1 million or more. The CDSC for Class A Shares is calculated on the lower of the shares' cost or current net asset value, and in determining whether the CDSC is payable, the Sierra Trust Funds will first redeem shares not subject to any CDSC.


With respect to certain investors who purchase Class A Shares through an Authorized Dealer and who receive a waiver of the entire initial sales charge on Class A Shares because the Class A Shares were purchased through a plan qualified under Section 401(k) of the Code ("401(k) Plan") or through a plan qualified under Section 403(b) of the Code ("403(b) Plan") meeting certain criteria, as described in "Your Account - Waivers of Class A Initial Sales Charges," or who hold Class A Shares of a Money Fund that were acquired through an exchange for Non-Money Fund Class A Shares that were purchased at NAV through one of such plans, a CDSC of 1% may be imposed on the amount that was invested through the plan in such Class A Shares and that is redeemed (i) if, within the first two years after the plan's initial investment in the Funds, the named fiduciary of the plan withdraws the plan from investing in the Funds in a manner that causes all shares held by the plan's participants to be redeemed; or (ii) by a plan participant in a 403(b) Plan within two years of the plan participant's purchase of such Class A Shares. This CDSC will be waived on redemptions in connection with certain involuntary distributions, including distributions arising out of the death or disability of a shareholder (including one who owns the shares as joint tenant). See "How to Buy and Redeem Shares" in the Statement of Additional Information ("SAI").


WAIVERS OF THE CLASS A SHARES CDSC. The Class A CDSC is waived for redemptions of Class A Shares (i) that are part of exchanges for Class A Shares of other Funds; (ii) for distributions to pay benefits to participants from a retirement plan qualified under Section 401(a) or 401(k) of the Code, including distributions due to the death or disability of the participant (including one who owns the shares as a joint tenant); (iii) for distributions from a 403(b) Plan or an IRA due to death, disability, or attainment of age 70 1/2, including certain involuntary distributions; (iv) for tax-free returns of excess contributions to an IRA; (v) for distributions by other employee benefit plans to pay benefits; (vi) in connection with certain involuntary distributions;
(vii) for systematic withdrawals in amounts of 1% or less per month; and (viii) by a 401(k) Plan participant so long as the shares were purchased through the 401(k) Plan and the 401(k) Plan continues in effect with investments in Class A Shares of the Fund. See "How to Buy and Redeem Shares" in the Statement of Additional Information.


DEFERRED SALES CHARGE ALTERNATIVE: CLASS S SHARES. If you choose the deferred sales charge alternative, you will purchase Class S Shares of the SAM Account Funds at their NAV per share without the imposition of a sales charge at the time of purchase. (Class S Shares of certain Funds are not available for purchase directly.) Class S Shares that are redeemed within six years of purchase, however, will be subject to a CDSC as described on the following page. CDSC payments and distribution fees on Class S Shares may be used to fund commissions payable to Authorized Dealers.

No charge will be imposed with respect to shares having a value equal to any net increase in the value of shares purchased during the preceding six years and shares acquired by reinvestment of net investment income and capital gain distributions. The amount of the charge is determined as a percentage of the lesser of (1) the NAV of the Class S Shares at the time of purchase or (2) the NAV of the Class S Shares at the time of redemption. No charge will be imposed with respect to shares acquired by reinvestment of net investment income and capital gain distributions. The percentage used to calculate the CDSC will depend on the number of years since you invested the dollar amount being redeemed, according to the following table:

                       Year of                                    Contingent
                      Redemption                                Deferred Sales
                    After Purchase                                  Charge
                    ------------------------------------------  --------------
                    First.....................................        5%
                    Second....................................        4%
                    Third.....................................        3%
                    Fourth....................................        3%
                    Fifth.....................................        2%
                    Sixth.....................................        1%
                    Seventh and following.....................         0

All purchases are considered made on the last day of the month of purchase. To determine the CDSC payable on a redemption of Class S Shares, a Fund will first redeem Class S Shares not subject to a CDSC. Thereafter, to determine the applicability and rate of any CDSC, it will be assumed that shares representing the reinvestment of dividends and capital gain distributions are redeemed first and shares held for the longest period of time are redeemed next. Using this method, your sales charge, if any, will be at the lowest possible CDSC rate.

If the investor's SAM Account is closed, the investor is not required to redeem his or her Class S Shares, but may continue to hold Class S Shares and may exchange Class S Shares of one Fund for Class S Shares of any other Fund without paying a sales charge at the time of the exchange.

The Trust will adopt procedures to convert Class S Shares, without payment of any sales charges, into Class A Shares, which have lower distribution fees, after the passage of a number of years after purchase. Such conversion may occur in approximately eight years.

WAIVERS OF THE CLASS S CDSCS. No CDSC charges will be assessed on redemptions of Class S Shares in the case of the death of the shareholder, redemptions in connection with certain involuntary distributions, including distributions arising out of the death or disability of a shareholder, from IRAs. The foregoing waivers may be changed at any time.

HOW TO SELL SHARES


You can arrange to take money out of your Fund account on any Business Day by selling (redeeming) some or all of your shares. Your shares will be sold at the NAV next determined after your order is received and accepted. Certain Class A Shares may be subject to a CDSC as described in the "Application of Class A Shares CDSC" section.



Redemption proceeds are normally wired or mailed on the next Business Day, but in no event later than seven days after receipt of a redemption request by Shareholder Services, until such time as regulations may require the Funds to redeem proceeds within five days. However, if a shareholder is redeeming shares recently purchased with a check, the redemption proceeds will not be paid to the shareholder until the check has cleared. The check may take up to 15 days to clear for deposit of the shareholder's funds into the Fund's account, and the shareholder may not receive the redemption proceeds until after such time period. The failure of a shareholder who purchased shares by wire to submit an application form in a timely fashion may cause delays in processing redemption requests.

If you wish to keep your Class A or Class S Shares account open, leave at least $250 worth of shares in your account.


- The table below highlights the ways in which you can redeem shares in your Fund account.



WAYS TO SELL SHARES OF YOUR SIERRA TRUST FUND



--------------------------------------------------------------------------------------------------------------
                       Account Type                                     Special Requirements
--------------------------------------------------------------------------------------------------------------
BY PHONE               All account types, except                      - You may exchange to the same class of
800-222-5852           retirement                                       other funds of the Trust, SPIF or SAM
                                                                        Portfolios if both accounts are
                                                                        registered with the same name(s),
                                                                        address, and taxpayer ID number. You
                                                                        may also redeem amounts by telephone.
                                                                        Checks will be mailed to the address
                                                                        of record exactly as account is
                                                                        registered.
--------------------------------------------------------------------------------------------------------------
BY MAIL                Individual, Joint Accounts, Sole               - The letter of instruction must be
                       Proprietorships, UGMA, UTMA*                     signed by all persons required to sign
                                                                        for transactions, exactly as their
                                                                        names appear on the account.* Checks
                                                                        will be mailed to the address of
                                                                        record.
                                                                      - Signature guarantee is required on
                                                                        amounts of more than $50,000.
--------------------------------------------------------------------------------------------------------------
BY WIRE                All account types except                       - You must sign up for the wire feature
                       retirement                                       before using it. To verify that it is
                                                                        in place, call 800-222-5852.
                                                                      - Your wire redemption request must be
                                                                        received by Sierra Trust Funds before
                                                                        8:00 a.m., Pacific Time/11:00 a.m.,
                                                                        Eastern Time, for money to be wired on
                                                                        the next Business Day. A $5.00 fee may
                                                                        be charged for each wire transfer.
                                                                        Minimum amount is $1,000.
--------------------------------------------------------------------------------------------------------------


* Corporations, trusts and retirement plans may require additional paperwork before shares may be redeemed. Please call 800-222-5852 to verify you have the correct paperwork and to avoid delays.

- BY TELEPHONE


TO SET UP THE TELEPHONE WIRE REDEMPTION PROCEDURE, indicate your acceptance of this procedure on the application form and designate a bank and bank account number to receive the proceeds of withdrawals. To use this procedure after an account has been opened or to change instructions already given, designate a bank and bank account number to receive redemption proceeds and send a written notice to Shareholder Services with a signature guarantee (for more information regarding signature guarantees, see the following). For joint accounts, all owners must sign and have their signatures guaranteed.


- THROUGH SHAREHOLDER SERVICES OR AUTHORIZED DEALERS


You may also sell your shares to the Fund through your Dealer and in that way be certain, providing the order is timely, of receiving the NAV established at the end of the day on which your Authorized Dealer is given the redemption order. The Fund makes no charge for this transaction but the dealer may charge you a service fee.

CERTAIN WRITTEN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. To protect you and the Trust from fraud, a written request must include a signature guarantee if any of the following situations apply:


- You wish to redeem more than $50,000 worth of shares,


- The redemption check is not being mailed to the address on your Fund account (record address), or


- The check is not being made out to the Fund account owner.


You should be able to obtain a signature guarantee from a bank which is a member of the Federal Deposit Insurance Corporation, a trust company, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. For joint accounts, all owners must sign and have their signatures guaranteed.

EXCHANGE PRIVILEGES AND RESTRICTIONS


The exchange privilege is available only in those states where the offer and sale of shares of a given Fund may legally be made. Effective January 1, 1997, upon written notice to shareholders, the Trust in its sole discretion may terminate or modify the exchange privileges and restrictions and/or the Trust may begin imposing a charge of up to $5.00 for each exchange.



CLASS A SHARES. You may exchange at NAV shares of any class of Funds, where applicable sales charges have been paid, for any Fund within the same class of shares. Shareholders exercising the exchange privilege with any of the Funds of the Sierra Trust Funds, SPIF or SAM Portfolios should review the prospectus of each Fund carefully prior to making an exchange. Exchanges of shares are sales and may result in a gain or loss for federal or state income tax purposes.



Class A Shares of a Non-Money Fund may be exchanged for Class A Shares of SPIF, SAM Portfolios or any of the other Funds of the Trust, including the Money Funds, (the foregoing funds together, the "Eligible Funds") without a sales charge at purchase. If shares of the Money Funds so acquired are subsequently exchanged again for Class A Shares of a Non-Money Fund, SAM Portfolio or SPIF, no sales charge at purchase will be assessed. The availability of the exchange privilege with respect to shares of SPIF is subject to the availability of shares of SPIF for exchange purposes as stated in the prospectus and statement of additional information ("SAI") of SPIF. Also, although shares of SPIF may be exchanged for shares of the Funds, such exchanges of SPIF shares for shares of the Funds are permitted approximately once every calendar quarter so long as SPIF makes a repurchase offer for its shares in such quarter and so long as the SPIF repurchase offer is sufficiently large to include the SPIF shares tendered for exchange. See the prospectus and SAI of SPIF for additional information regarding the exchange privilege applicable to SPIF shares and the availability of such exchange privilege. Please call 800-222-5852 if you would like to obtain a prospectus for SPIF or the SAM Portfolios.



Class A Shares of a Money Fund may be exchanged for Class A Shares of the other Money Funds without a sales charge at purchase. When Class A Shares of the Money Funds are exchanged for Class A Shares of a Non-Money Fund, SAM Portfolio or SPIF, the initial sales charge applicable to such Non-Money Fund, SAM Portfolio or SPIF will be assessed unless the Class A Shares of the Money Funds given in exchange were acquired through a previous exchange or series of exchanges for shares of a Non-Money Fund, SAM Portfolio or SPIF.

Certain Class A Shares may be subject to a CDSC for redemptions within one or two years of purchase as described in the "Application of Class A Shares CDSC" section. The CDSC applicable to Class A Shares will not be assessed on a redemption that is part of an exchange for Class A Shares of another Eligible Fund, except that if the shares acquired in the exchange or a series of exchanges were then redeemed within the CDSC period applicable to the shares redeemed initially for the exchange or series of exchanges, the CDSC would be assessed.



CLASS S SHARES. For purposes of investments in a SAM Account and where a shareholder continues to hold Class S Shares after closing the SAM Account, Class S Shares of a SAM Account Fund may be exchanged for Class S Shares of other Funds of the Trust, including the Money Funds, or Class B Shares of the SAM Portfolios without having to pay any CDSC at the time of the exchange. If you exchange into Class S Shares of another Fund or Class B Shares of the SAM Portfolios and subsequently redeem such shares, the period of time during which you held your investment in Class S Shares of the previous Fund will be included in the period during which that investment is deemed to be invested in the Trust or SAM Portfolios for purposes of calculating the CDSC. If the initial Class S Shares purchased by the investor were not subject to the Class S CDSC, then no Class S CDSC will be imposed on any subsequent exchanges or redemptions involving those shares. In the event of redemptions of Class S Shares after exchanges, the amount you initially invested in Class S Shares will be subject to the six-year CDSC schedule applicable to all Class S Shares.


Class B Shares that are subject to the longer six-year CDSC schedule and higher CDSC rate applicable to the Class B Shares of the Funds other than the Short Term High Quality and Short Term Global Government Funds, may be exchanged for Class S Shares of a SAM Account Fund if the investor has a SAM Account prior to making the exchange or opens a SAM Account prior to making the exchange and invests at least the minimum for such SAM Account, through any combination of such an exchange and initial purchase of Class S Shares. No CDSC is required to be paid at the time of such an exchange. Once Class B Shares are exchanged into Class S Shares, the Class S Shares may not be exchanged back into Class B Shares, even if the SAM Account is later closed. In the event you redeem an amount originally invested in Class B Shares that was later exchanged into Class S Shares, the period of time during which you held your investment in Class B Shares of the previous Fund will be included in the period during which that investment is deemed to be invested in the Trust for purposes of calculating the CDSC. The amount initially invested (the "Investment Amount") in the Class B Shares that are exchanged will continue to be subject to the CDSC schedule and rate applicable to the Class B Shares of the Fund in which the Investment Amount was initially invested.


KEY ASPECTS OF TELEPHONE TRANSACTIONS. During periods of significant economic or market changes, telephone transactions may be difficult to implement. Neither the Trust nor its Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes are genuine. The Trust and its Transfer Agent will each employ procedures to confirm that telephone instructions are genuine. Such procedures may include recording telephone calls. You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement. If an investor is unable to contact Sierra Shareholder Services by telephone, an investor may deliver the transaction request to Sierra Shareholder Services at P.O. Box 5118, Westboro, Massachusetts 01581-5118. Upon 30 days' prior written notice to shareholders, the telephone transaction privileges may be modified or terminated.


DIVIDENDS, CAPITAL GAINS AND TAXES


As a Fund shareholder, you are entitled to your share of the Fund's net income and gains on its investments. The Fund passes these earnings along to its investors as DISTRIBUTIONS. Each Fund intends to avoid liability for federal income tax and federal excise tax by making sufficient distributions to investors.


The amount of dividends of net investment income (i.e., all income other than long- and short-term capital gains) and distributions of net realized long- and short-term capital gains payable to shareholders will be determined separately for each Fund. Dividends from the net investment income of the Money Funds will be declared daily and paid monthly. Dividends from the net investment income of the Bond Funds will be declared daily and paid monthly. Dividends from the net investment income of the Growth and Income Fund will be declared and paid quarterly. Dividends from the net investment income of the Growth Fund will be declared and paid semi-annually. Dividends from the net investment income of the Emerging Growth and International Growth Funds will be declared and paid annually. Distributions of any net long-term capital gains earned by a Fund will be made annually. Distributions of any net short-term capital gains earned by a Fund will be distributed no less frequently than annually at the discretion of the Board of Trustees.

DISTRIBUTION OPTIONS. When you open an account, specify on your Application Form how you want to receive your distributions. The election may be made or changed by writing to Shareholder Services or by calling 800-222-5852. For SAM Accounts, each Fund offers two options:

1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the same Fund, unless you instruct the Fund on the application form or later in writing or by telephone to pay all distributions in cash. Distributions from a class of one Fund may be reinvested in the same class of the same Fund or a different Fund. If the Fund in which the reinvestment is made has an initial sales charge or CDSC, you will not pay the initial sales charge or CDSC on the reinvested amount.

2. CASH OPTION. You will be sent a check for each dividend and capital gain distribution.

FOR RETIREMENT ACCOUNTS, ALL DISTRIBUTIONS ARE AUTOMATICALLY REINVESTED. When you are over 59 1/2 years old, you can receive distributions in cash without tax penalties for early withdrawal.

EX-DIVIDEND. When a Fund goes EX-DIVIDEND (deducts a distribution from the Fund's share price), the reinvestment price is the Fund's NAV at the close of business that day. The mailing of distribution checks will begin within seven days thereafter. If you buy shares shortly before an ex-dividend date ("buying a dividend"), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of a Fund or its shareholders. Accordingly, shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

Each Fund intends to qualify separately each year as a "regulated investment company" as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The requirements for qualification may cause a Fund to restrict the extent of its short-term trading or its transactions in options or futures contracts.

As with any investment, you should consider how you will be taxed on your investment in the Fund. If your account is not a tax-deferred retirement account, you should be aware of the following tax implications:

TAXES ON DISTRIBUTIONS. Distributions generally are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Generally, your distributions are taxable when they are paid. However, dividends declared in October, November or December of any year and payable to shareholders of record on a date in that month are deemed to have been paid by the Fund and received by the shareholders on the last day of December if paid by the Fund at any time during the following January. Each shareholder will receive after the close of the calendar year an annual statement and such other written notices as are appropriate as to the federal income tax status of the shareholder's distributions received from the Fund for such calendar year.

For federal income tax purposes, distributions of investment company taxable income (net investment income plus the excess of net short-term capital gain over net long-term capital loss) are taxed to shareholders as ordinary income, whether received in cash or in additional shares. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxed to shareholders as long-term capital gain regardless of how long you have held your shares.

TAXES ON TRANSACTIONS. Any gain or loss recognized on a redemption, transfer, or exchange of shares of the Fund by a shareholder who is not a dealer in securities generally will be treated as long-term capital gain or loss if the shares have been held for more than twelve months, and otherwise generally will be treated as a short-term capital gain or loss. Any loss recognized by a shareholder upon the disposition of shares of the Fund held for six months or less, however, will be disallowed to the extent of any "exempt-interest dividends" received by the shareholder with respect to such shares. Furthermore, if shares on which a net capital gains distribution has been received are subsequently disposed of and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gains distribution.

Statements as to the tax status of each shareholder's dividends and distributions are mailed annually to shareholders within 60 days of the close of the calendar year. These statements set forth the dollar amount of dividends and NAV excluded or exempt from federal income taxes or Florida intangible personal property taxes and the dollar amount, if any, subject to such taxes. Whenever you sell shares of the Fund, the Trust will send you a confirmation statement showing how many shares you sold and at what price. You also will receive a consolidated transaction statement every January. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. You should retain your regular account statements; the information they contain will be essential in calculating the amount of your capital gains.

ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE MUNICIPAL FUNDS AND THE CALIFORNIA MONEY FUND. Dividends paid by any of the Municipal Funds or the California Money Fund that are derived from interest earned on qualifying tax-exempt obligations will be "exempt-interest" dividends, which shareholders may exclude from their gross incomes for federal income tax purposes, if at the close of each quarter of that Fund's taxable year, at least 50 percent of the Fund's total assets consist of obligations the interest on which is excludable from gross income for federal income tax purposes. To the extent that any of these Funds invests in AMT-Subject Bonds, any exempt-interest dividends derived from interest on such AMT-Subject Bonds are a specific preference item for purposes of the federal individual and corporate alternative minimum taxes. In any event, all exempt-interest dividends will be a component of adjusted current earnings for purposes of computing the federal corporate alternative minimum tax and the federal corporate environmental tax.

Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Municipal Funds to purchase sufficient amounts of tax-exempt securities to satisfy the requirements for the payment of "exempt-interest" dividends.

Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Municipal Funds and the California Money Fund is not deductible for federal income tax purposes. The Municipal Funds and the California Money Fund may not be an appropriate investment for persons (including corporations and other business entities) who are not currently subject to federal income tax (such as certain qualified retirement accounts) or who are substantial users (or who are related to substantial users) of facilities financed by "private activity bonds" or certain industrial development bonds. "Substantial user" is defined generally as including a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of such bonds. Entities or persons who are "substantial users" (or persons related to "substantial users") should consult their tax advisors before purchasing shares of the Municipal Funds or the California Money Fund.

ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE FLORIDA INSURED MUNICIPAL FUND. Florida does not impose an income tax on individuals. Accordingly, dividends or distributions by the Florida Insured Municipal Fund to an individual who is a Florida resident are not subject to state income tax in Florida. However, Florida imposes an intangible personal property tax on shares of the Fund owned by a Florida resident on January 1 of each year unless such shares qualify for an exemption from the tax.

The Fund has received a Technical Assistance Advisement from the State of Florida, Department of Revenue, to the effect that Fund shares owned by a Florida resident will be exempt from the intangible personal property tax so long as the Fund's portfolio includes only assets, such as notes, bonds, and other obligations issued by the State of Florida or its municipalities, counties, and other taxing districts, the United States Government, and its agencies, Puerto Rico, Guam, and the U.S. Virgin Islands, which are exempt from that tax.

ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE CALIFORNIA MONEY FUND, CALIFORNIA MUNICIPAL FUND AND CALIFORNIA INSURED INTERMEDIATE MUNICIPAL
FUND. If, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of each of the California Money Fund, California Municipal Fund and California Insured Intermediate Municipal Fund (the "California Funds") consist of obligations the interest on which would be exempt from California personal income tax if the obligations were held by an individual

("California Tax Exempt Obligations"), and if each of the California Funds continues to qualify as a regulated investment company for federal income tax purposes, then each respective California Fund will be qualified to pay dividends, subject to certain limitations, to its shareholders that are exempt from California State personal income tax, but not from California State franchise tax or California State corporate income tax ("California exempt-interest dividends"). However, the total amount of California exempt-interest dividends paid by each of the California Funds to each of the California Fund's non-corporate shareholders with respect to any taxable year cannot exceed the amount of interest received by such California Fund during such year on California Tax Exempt Obligations less any expenses and expenditures (including any dividends paid to corporate shareholders) deemed to have been paid from such interest. If the aggregate dividends exceed the amount that may be treated as California exempt-interest dividends, only that percentage of each dividend distribution equal to the ratio of aggregate California exempt-interest dividends to aggregate dividends will be treated as a California exempt-interest dividend. Dividend distributions that do not qualify for treatment as California exempt-interest dividends will be taxable to shareholders at ordinary income tax rates for California personal income tax purposes.

THE INFORMATION CONTAINED IN THIS PROSPECTUS IS NOT A COMPLETE DESCRIPTION OF THE FEDERAL, STATE OR LOCAL TAX CONSEQUENCES OF INVESTING IN THE FUNDS. YOU SHOULD CONSULT YOUR TAX ADVISOR BEFORE INVESTING IN THE FUNDS.

SHAREHOLDER AND ACCOUNT POLICIES

TRANSACTION DETAILS

THE NAV of each class of the Fund is the value of a single share of the respective class. The NAV is calculated separately for each class of the Funds and is calculated by adding up the value of the Fund's investments, cash and other assets, subtracting its liabilities (including the liabilities attributable exclusively to that class), and then dividing the result by the number of shares of that class outstanding.

Although the legal rights of Class A and Class S Shares will be identical, the different expenses borne by each class will result in different NAVs and dividends. The NAV of Class S Shares will generally be lower than the NAV of Class A Shares as a result of the larger distribution fees charged to Class S Shares. It is expected, however, that the NAV per share of these classes will tend to converge immediately after the recording of dividends, which will differ by approximately the amount of the distribution expense accrual differential between the classes.

Portfolio securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that the Board of Trustees believes accurately reflects fair value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. Dollars using current exchange rates.

EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF CLASS A OR CLASS S SHARES for a period of time. Each Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. Purchase orders may be refused if, in the opinion of Shareholder Services, they are of a size that would disrupt management of a Fund.

SHAREHOLDER SERVICES MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.

THE FUNDS IN DETAIL

ORGANIZATION

THE TRUST IS GOVERNED BY A BOARD OF TRUSTEES, which is responsible for protecting the interests of shareholders. The trustees are experienced business persons who meet throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Funds, and review performance. The majority of trustees are not affiliated with Sierra Services, Sierra Advisors or Sierra Administration other than as trustees of the Trust. The Trust was organized on February 22, 1989 under the laws of the Commonwealth of Massachusetts as a "Massachusetts business trust."

THE FUNDS MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. As a Massachusetts business trust, the Funds are not required to hold annual shareholder meetings. On occasion, however, special meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Trustees may be removed by shareholders at a special meeting called upon the request of shareholders among at least 10% of the outstanding shares of the Trust. Shareholders not attending these meetings are encouraged to vote by proxy. Sierra Administration will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. When matters are submitted for shareholder vote, shareholders of each Fund and class will have one vote for each full share owned and proportionate, fractional votes for fractional shares held and will have exclusive voting rights with respect to matters pertaining solely to such Fund or class, respectively, such as the distribution plan for a class.

SIERRA ADVISORS, ITS AFFILIATES AND SERVICE PROVIDERS

ADVISOR

Sierra Advisors, located at 9301 Corbin Avenue, Northridge, California 91324, is the investment advisor of the Funds. Responsibilities of Sierra Advisors include formulating the Funds' investment policies (subject to the terms of this Prospectus), analyzing economic trends and directing and evaluating the investment services provided by the Sub-Advisors and monitoring each Fund's investment performance. In connection with these activities, Sierra Advisors may initiate action to change a Sub-Advisor if it deems such action to be in the best interests of a Fund and its shareholders.


Sierra Advisors became a registered investment advisor in 1988. Sierra Advisors is an indirectly wholly-owned subsidiary of GWFC. GWFC is a publicly owned financial services company listed on the New York, London and Pacific stock exchanges. As of June 30, 1996, Sierra Advisors and its affiliates had total assets under management of $3.38 billion.


SUB-ADVISORS

The following organizations, under the supervision of Sierra Advisors, act as Sub-Advisors to the Funds:

ALLIANCE is located at 1345 Avenue of the Americas, New York, New York 10105. Alliance is a Delaware limited partnership registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Alliance Capital Management Corporation, an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States, is the general partner of Alliance. As of June 30, 1996, total assets under management were over $168 billion.

BLACKROCK is located at 345 Park Avenue, 30th floor, New York, New York 10154. BlackRock is a corporation organized under the laws of the State of Delaware in February, 1995. BlackRock is an indirectly, wholly-owned subsidiary of PNC Bank Corp., a bank holding company organized under the laws of the Commonwealth of Pennsylvania in 1983 and located at 5th Avenue and Wood Street, Pittsburgh, Pennsylvania 15222. BlackRock and its predecessor have provided investment advice to a wide variety of institutional and investment company-related clients since 1988. As of June 30, 1996, BlackRock had aggregate assets under management or supervision of more than $41 billion.

JANUS is located at 100 Fillmore Street, Denver, Colorado 80206. Janus is an indirectly majority owned subsidiary of Kansas City Southern Industries, Inc., ("KCSI"). KCSI is a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services. Janus has been providing investment advice to mutual funds or other large institutional clients since 1970. As of June 30, 1996 Janus had over $38 billion in assets under investment management.

J.P. MORGAN is located at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan and Morgan Guaranty Trust Company of New York are wholly owned subsidiaries of J.P. Morgan & Co. Incorporated, a publicly traded company. J.P. Morgan provides investment services to employee benefit plans of corporations, labor unions and state and local governments and the accounts of other institutional investors. As of June 30, 1996 J.P. Morgan and its affiliates had investment management authority with respect to approximately $190 billion of assets.

SCUDDER is located at Two International Place, Boston, Massachusetts 02110. Scudder is a privately held corporation owned and operated by active firm employees, concentrating primarily on investment management. Scudder provides investment management services for institutions, individuals and mutual funds. As of June 30, 1996 Scudder's assets under management were in excess of $108 billion.



TCW MANAGEMENT is located at 865 South Figueroa, Suite 1800, Los Angeles, California 90017. TCW Management is a wholly owned subsidiary of The TCW Group, Inc., a privately held company. TCW Management and its affiliates, including Trust Company of the West, provide a variety of trust, investment management and investment advisory services for institutional investors, including investment companies, and other investment counsel clients. As of June 30, 1996, TCW Management and its affiliated advisers had just over $53.3 billion under management or committed to management.



VAN KAMPEN is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181. Van Kampen is a wholly-owned subsidiary of Van Kampen American Capital, Inc., which is a wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is a wholly owned subsidiary of Morgan Stanley Group Inc. Van Kampen provides investment advice to a wide variety of individual, institutional and investment company clients and, together with its affiliates, had aggregate assets under management or supervision, as of June 30, 1996 of more than $46.6 billion.



WARBURG is located at 466 Lexington Avenue, New York, New York 10017-3147. Warburg is a professional investment counselling firm which provides investment services to investment endowment funds, foundations and other institutions and individuals. As of June 30, 1996, Warburg managed approximately $16.0 billion of assets, including approximately $8.6 billion of investment company assets. Incorporated in 1970, Warburg is a wholly-owned subsidiary of Warburg, Pincus Counsellors G.P. ("Counsellors G.P."), a New York general partnership. E.M. Warburg, Pincus & Co., Inc. ("EMW") controls Warburg through its ownership of a class of voting preferred stock of Warburg. Lionel I. Pincus may be deemed a controlling person of EMW. Counsellors G.P. has no business other than being a holding company of Warburg and its subsidiaries.


ADMINISTRATOR, TRANSFER AGENT AND CUSTODIAN


Sierra Administration provides shareholder service and other administrative services. Sierra Administration is under common control with the Advisor and Sierra Services. Sierra Administration is located at 9301 Corbin Avenue, Northridge, California 91324. Pursuant to an Administration Agreement, Sierra Administration is responsible for all administrative functions with respect to the Trust, although it delegates certain of its responsibilities to sub-administrators. Sierra Administration is entitled to a monthly fee at an annual rate of 0.35% of each Non-Money Fund's average daily net assets and at an annual rate of 0.30% each Money Fund's average daily net assets. First Data Investor Services Group, Inc. ("First Data"), a subsidiary of First Data Corp., serves as sub-administrator and Transfer Agent of the Trust. First Data is located at One Exchange Place, 53 State Street, Boston, Massachusetts 02109-2873 and 4400 Computer Drive, Westboro, Massachusetts 01581. Sierra Administration pays First Data for its services as sub-administrator and Transfer Agent. Sierra Administration also pays Boston Safe Deposit and Trust Co. ("Boston Safe"), One Boston Place, Boston, MA 02108, for its services as custodian of the Trust. The Trust pays certain of the Transfer Agent's and sub-administrator's out-of-pocket expenses and pays Boston Safe certain custodial transaction charges.


DISTRIBUTORS

Sierra Services is the distributor of the Class A, Class B and Class S Shares of the Funds. Sierra Services is located at 9301 Corbin Avenue, Northridge, California 91324. Sierra Services, an indirectly wholly-owned subsidiary of GWFC, was established in 1992 and is a registered broker-dealer with the NASD and a registered investment advisor.

Each of the Funds has three distribution plans, pursuant to Rule 12b-1 under the 1940 Act, applicable to each class of Shares of the Trust (each, a "Rule 12b-1 Plan"). Each Fund intends to operate the Rule 12b-1 Plans in accordance with its terms and the NASD Rules concerning sales charges. Under the applicable Rule 12b-1 Plans, Sierra Services is paid an annual fee as compensation in connection with the offering and sale of Class A and Class S Shares of the Funds. The annual fees to be paid to Sierra Services under Rule 12b-1 Plans are calculated with respect to Class A Shares at an annual rate of up to .25% of the average daily net assets of the Class A Shares of the Fund and with respect to Class S Shares at an annual rate of up to .75% of the average daily net assets of the Class S Shares of the Fund. These fees may be used to cover the expenses of Sierra Services primarily intended to result in the sale of Class A and Class S Shares of the Funds, including payments to Sierra Services' representatives or others for selling shares. Sierra Services may retain any amount of its fee that is not so expended. Class S Shares are also subject to a service fee at an annual rate of .25% of the average daily net assets of the Class S Shares of the Fund.



Activities that may be financed under the Rule 12b-1 Plan for Class A Shares and the Rule 12b-1 Plan for Class S Shares (collectively, the "Plans") include, but are not limited to: printing prospectuses and statements of additional information and reports for other than existing shareholders, overhead, preparation and distribution of advertising material and sales literature, expense of organizing and conducting sales seminars, supplemental payments to Authorized Dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements, and the cost of administering the Plans.


In addition to providing for the expenses discussed above, each Rule 12b-1 Plan also recognizes that Sierra Advisors may use its investment advisory fees or other resources to pay expenses associated with activities primarily intended to result in the promotion and distribution of the Fund's shares. Sierra Services may, from time to time, pay to other dealers, in connection with retail sales or the distribution of shares of a Fund, material compensation in the form of merchandise or trips. Salespersons and any other person entitled to receive any compensation for selling or servicing Fund shares may receive different compensation with respect to one particular class of shares over another in the Fund.

PORTFOLIO TRANSACTIONS AND TURNOVER. All orders for the purchase or sale of securities on behalf of each Fund are placed by the Fund's Sub-Advisor with broker-dealers that it selects. Each Fund may, at the discretion of its Sub-Advisor, utilize Authorized Dealers or brokers affiliated with the Advisor or Sub-Advisor in connection with a purchase or sale of securities in accordance with rules adopted or exemptive orders issued by the SEC when the Fund's Sub-Advisor believes that such broker's charge for the transaction does not exceed usual and customary levels.


Each Fund's turnover rate varies from year to year, depending on market conditions and investment strategies. High turnover rates (over 100%) increase transaction costs, and may increase taxable capital gains. The Growth and Short Term Global Government Funds may experience an annual portfolio turnover rate over 100% as a result of their investment strategies. Also, the Short Term High Quality Bond Fund's annual portfolio turnover rate is expected to be as high as 200%. The Funds will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with their investment objectives and policies.


BREAKDOWN OF FUND EXPENSES


Like any mutual fund, each Fund pays expenses related to its daily operations. Expenses paid out of a Fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts. Each Fund pays a MANAGEMENT FEE to Sierra Advisors for managing its investments and business affairs. Sierra Advisors pays fees to sub-contractors, including the Sub-Advisors, who provide assistance with these services. Each Fund also pays OTHER EXPENSES, which are explained on the following pages. Sierra Advisors and/or Sierra Administration may, from time to time, agree to reimburse the Funds for management fees and other expenses above a specified limit. Sierra Advisors and Sierra Administration retain the ability to be repaid by a Fund if expenses fall below the specified limit prior to the end of the fiscal year.

MANAGEMENT FEE



The management fee is calculated and paid to Sierra Advisors every month. The management fee for each Fund is based upon a percentage of the average net assets of such Fund. Absent fee waivers, the total management fee for each Fund as provided in the investment advisory agreement of the Fund is as follows:

 --------------------------------------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------------------------------------
  Amount of
    Assets                   After 50;  After 75; After 100; After 125; After 150; After 200; After 300; After 400;
   ($ Mil.)       First 50    next 25    next 25    next 25    next 25    next 50   next 100   next 100   next 100
 --------------------------------------------------------------------------------------------------------------------
  Each Money
     Fund*          .50%       .50%       .50%       .50%       .50%       .50%       .50%       .50%       .50%
 --------------------------------------------------------------------------------------------------------------------
  Short Term
 High Quality
  Bond Fund         .50%       .50%       .50%       .50%       .50%       .50%       .45%       .45%       .45%
 --------------------------------------------------------------------------------------------------------------------
  Short Term
    Global
  Government
     Fund           .65%       .65%       .65%       .65%       .65%       .65%       .65%       .65%       .65%
 --------------------------------------------------------------------------------------------------------------------
     U.S.
  Government
    Fund*           .60%       .60%       .60%       .60%       .60%       .60%       .60%       .60%       .60%
 --------------------------------------------------------------------------------------------------------------------
  Corporate
 Income Fund        .65%       .65%       .65%       .65%       .65%       .65%       .65%       .65%       .65%
 --------------------------------------------------------------------------------------------------------------------
  California
  Municipal
    Fund*           .65%       .65%       .65%       .65%       .65%       .65%       .65%       .65%       .65%
 --------------------------------------------------------------------------------------------------------------------
   Florida
   Insured
  Municipal
    Fund*           .60%       .60%       .60%       .60%       .60%       .60%       .60%       .60%       .60%
 --------------------------------------------------------------------------------------------------------------------
  California
   Insured
 Intermediate
  Municipal
    Fund*           .65%       .65%       .65%       .65%       .65%       .65%       .65%       .65%       .65%
 --------------------------------------------------------------------------------------------------------------------
   National
  Municipal
    Fund*           .60%       .60%       .60%       .60%       .60%       .60%       .60%       .60%       .60%
 --------------------------------------------------------------------------------------------------------------------
  Growth and
 Income Fund        .80%       .80%       .80%       .75%       .75%       .75%       .70%       .70%       .65%
 --------------------------------------------------------------------------------------------------------------------
 Growth Fund        .95%       .95%       .95%       .90%       .90%       .90%       .875%      .875%      .875%
 --------------------------------------------------------------------------------------------------------------------
   Emerging
 Growth Fund        .90%       .90%       .90%       .85%       .85%       .85%       .85%       .85%       .85%
 --------------------------------------------------------------------------------------------------------------------
 International
  Growth Fund       .95%      .85%       .85%        .85%       .65%       .65%       .65%       .65%       .65%
 --------------------------------------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------------------------------------

 ---------------------------
 ---------------------------
  Amount of
    Assets          Over
   ($ Mil.)         500
 ---------------------------
  Each Money
     Fund*          .40%
 ---------------------------
  Short Term
 High Quality
  Bond Fund         .40%
 ---------------------------
  Short Term
    Global
  Government
     Fund           .55%
 ---------------------------
     U.S.
  Government
    Fund*           .50%
 ---------------------------
  Corporate
 Income Fund        .50%
 ---------------------------
  California
  Municipal
    Fund*           .50%
 ---------------------------
   Florida
   Insured
  Municipal
    Fund*           .45%
 ---------------------------
  California
   Insured
 Intermediate
  Municipal
    Fund*           .50%
 ---------------------------
   National
  Municipal
    Fund*           .45%
 ---------------------------
  Growth and
 Income Fund        .575%
 ---------------------------
 Growth Fund        .875%
 ---------------------------
   Emerging
 Growth Fund        .75%
 ---------------------------
International
 Growth Fund        .65%
 ---------------------------

* For these Funds, the Advisor has contractually agreed to limit the annual management fees that are payable under the investment advisory agreements with the Funds to the percentages as set forth in footnote 6 to the Summary of Sierra Trust Funds Expenses table.

The Advisor retains only the net amount of the foregoing management fees after the advisory fees paid to the Sub-Advisors described below, are deducted. Out of the total management fee received by the Advisor for each Fund, the Advisor would pay to the Sub-Advisor, absent fee waivers by the Sub-Advisor, a monthly fee at an annual rate of the following percentages of the average net assets of each Fund:

 -----------------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------------
  Amount of
    Assets                     After 50;   After 75;   After 100;  After 125;  After 150;  After 200;  After 300;  After 400;
   ($ Mil.)         First 50    next 25     next 25     next 25     next 25     next 50     next 100    next 100    next 100
 -----------------------------------------------------------------------------------------------------------------------------
  Each Money
     Fund             .15%        .15%        .15%        .15%        .15%        .15%        .15%        .15%        .15%
 -----------------------------------------------------------------------------------------------------------------------------
  Short Term
 High Quality
  Bond Fund           .15%        .15%        .15%        .15%        .15%        .15%        .10%        .10%        .10%
 -----------------------------------------------------------------------------------------------------------------------------
  Short Term
    Global
  Government
   Fund(1)            .28%        .28%        .28%        .28%        .28%        .28%        .10%        .10%        .10%
 -----------------------------------------------------------------------------------------------------------------------------
     U.S.
  Government
     Fund             (2)         (2)         (2)         (2)         (2)         (2)         (2)         (2)         (2)
 -----------------------------------------------------------------------------------------------------------------------------
  Corporate
 Income Fund          .30%        .30%        .30%        .30%        .30%        .30%        .30%        .30%        .30%
 -----------------------------------------------------------------------------------------------------------------------------
  California
  Municipal
   Fund(3)            .20%        .20%        .20%        .20%        .20%        .15%        .15%        .15%        .15%
 -----------------------------------------------------------------------------------------------------------------------------
   Florida
   Insured
  Municipal
     Fund             .20%        .20%       .125%       .125%       .125%       .125%       .125%       .125%       .125%
 -----------------------------------------------------------------------------------------------------------------------------
  California
   Insured
 Intermediate
  Municipal
     Fund             .20%        .20%       .125%       .125%       .125%       .125%       .125%       .125%       .125%
 -----------------------------------------------------------------------------------------------------------------------------
   National
  Municipal
   Fund(3)            .20%        .20%        .20%        .20%        .20%        .15%        .15%        .15%        .15%
 -----------------------------------------------------------------------------------------------------------------------------
  Growth and
 Income Fund          .45%        .45%        .45%        .40%        .40%        .40%        .35%        .35%        .30%
 -----------------------------------------------------------------------------------------------------------------------------
 Growth Fund          .55%        .55%        .55%        .50%        .50%        .50%        .50%        .50%        .50%
 -----------------------------------------------------------------------------------------------------------------------------
   Emerging
 Growth Fund          .55%        .55%        .55%        .50%        .50%        .50%        .50%        .50%        .50%
 -----------------------------------------------------------------------------------------------------------------------------
 International
  Growth Fund         .50%        .50%        .50%        .50%        .50%        .50%        .50%        .50%        .50%
 -----------------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------------

 ------------------------------
 ------------------------------
  Amount of
    Assets              Over
   ($ Mil.)             500
 ------------------------------
  Each Money
     Fund               .15%
 ------------------------------
  Short Term
 High Quality
  Bond Fund             .10%
 ------------------------------
  Short Term
    Global
  Government
   Fund(1)              .10%
 ------------------------------
     U.S.
  Government
     Fund               (2)
 ------------------------------
  Corporate
 Income Fund            .25%
 ------------------------------
  California
  Municipal
   Fund(3)              .15%
 ------------------------------
   Florida
   Insured
  Municipal
     Fund              .125%
 ------------------------------
  California
   Insured
 Intermediate
  Municipal
     Fund              .125%
 ------------------------------
   National
  Municipal
   Fund(3)              .15%
 ------------------------------
  Growth and
 Income Fund            .30%
 ------------------------------
 Growth Fund            .50%
 ------------------------------
   Emerging
 Growth Fund            .50%
 ------------------------------
 International
  Growth Fund           .50%
 ------------------------------
 ------------------------------

(1) Sierra Advisors pay the Sub-Advisor of the Short Term Global Government Fund a minimum annual fee of $137,500.

(2) BlackRock is paid fees monthly at the following annual rate under the sub-advisory agreement for the Fund: (i) .185% of the Fund's average daily net assets if the combined average daily net assets of the Fund and The Sierra Variable Trust's U.S. Government Fund (together, the "Government Funds' Combined Assets") are equal to or less than $650,000,000; (ii) .15% of the Fund's average daily net assets if the Government Funds' Combined Assets are more than $650,000,000 but less than $1,000,000,000; or (iii) .10% of the Fund's average daily net assets if the Government Funds' Combined Assets are more than $1,000,000,000.

(3) Pursuant to the investment sub-advisory agreements with respect to each of the California Municipal and National Municipal Funds, when the combined average daily net assets of the California Municipal and National Municipal Funds (the "Combined Assets") exceed $750 million, the Sub-Advisor will be paid a fee with respect to each Fund in proportion to each Fund's average net assets at the following annual rate: .15% of the Combined Assets up to $1 billion; plus .125% of the Combined Assets over $1 billion.

Advisory fees paid by the International Growth, Growth and Income, Growth and Emerging Growth Funds are higher than those paid by most other investment companies; however, the Board of Trustees believes that the fees are competitive with advisory fees paid by investment companies with similar investment objectives and policies.

OTHER EXPENSES

While the management fee is a significant component of each Fund's annual operating costs, each Fund has other expenses as well. In addition to the management fee and other fees described previously, each Fund pays other expenses, such as legal, audit, transfer agency and custodian out-of-pocket fees; proxy solicitation costs; and the compensation of trustees who are not affiliated with Sierra Advisors. Most Fund expenses are allocated proportionately among all of the outstanding shares of the Fund. However, the Rule 12b-1 Plans' fees and service fees for the Class S Shares are class expenses that are charged proportionately only to the outstanding shares of that class.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and in the Trust's official sales literature in connection with the offering of the Trust's shares, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               SIERRA TRUST FUNDS
                                 P.O. BOX 5118

                       WESTBORO, MASSACHUSETTS 01581-5118



STATEMENT OF ADDITIONAL INFORMATION
October 31, 1996

+      Global Money Fund*                +  Florida Insured Municipal Fund

+      U.S. Government Money Fund*       +  National Municipal Fund

+      California Money Fund             +  Growth and Income Fund*

+      Short Term High Quality           +  Emerging Growth Fund*
        Bond Fund*

+      U.S. Government Fund*             +  International Growth Fund*

+      Corporate Income Fund*            +  Short Term Global Government Fund*

+      California Municipal Fund         +  Growth Fund*

+      California Insured                +  Target Maturity 2002 Fund
       Intermediate Municipal Fund

         This Statement of Additional Information supplements the information contained in the current Prospectuses of Sierra Trust Funds (the "Company") which are dated October 31, 1996, and should be read in conjunction with the appropriate Prospectus. Two Prospectuses dated October 31, 1996 describe the first fifteen investment series funds of the Company that are listed above (the "Non-Target Maturity Funds"). One relates to the Class A, Class B and Class I Shares of the Non-Target Maturity Funds and the other relates to the Class A and Class S Shares of the Non-Target Maturity Funds. An additional Prospectus dated October 31, 1996 describes the last investment series fund of the Company that is listed above, the Target Maturity 2002 Fund (the "Target Maturity Fund"), and relates to the Class A Shares of the Target Maturity Fund.


         The Company's Prospectuses may be obtained without charge by writing to the Company at P.O. Box 5118, Westboro, Massachusetts 01581-5118 or by calling the Company at 800-222-5852. This Statement of Additional Information provides information applicable to the Class A, Class B, Class I and Class S Shares of the Non-Target Maturity Funds and the Class A Shares of the Target Maturity Fund. This Statement of Additional Information, although not in itself a prospectus, is incorporated by reference into the Prospectuses in its entirety.


* Only ten Funds are currently offering and selling Class I Shares, which are sold exclusively to Sierra Asset Management Portfolios ("SAM Portfolios"), an open-end management investment company.

                                    CONTENTS




                                                                    PAGE
                                                                    ----
GENERAL INFORMATION AND HISTORY . . . . . . . . .. . . . . . . . . .  3

MANAGEMENT OF THE COMPANY . . . . . . . . . . . .. . . . . . . . . .  4

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS .. . . . . . . . . . 22

PORTFOLIO TURNOVER  . . . . . . . . . . . . . . .. . . . . . . . . . 78

PORTFOLIO TRANSACTIONS  . . . . . . . . . . . . .. . . . . . . . . . 80

HOW TO BUY AND REDEEM SHARES  . . . . . . . . . .. . . . . . . . . . 82

NET ASSET VALUE . . . . . . . . . . . . . . . . .. . . . . . . . . . 85

HOW TO EXCHANGE SHARES  . . . . . . . . . . . . .. . . . . . . . . . 87

DETERMINATION OF PERFORMANCE  . . . . . . . . . .. . . . . . . . . . 88

TAXES . . . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . 95

DISTRIBUTOR . . . . . . . . . . . . . . . . . . .. . . . . . . . .  102

APPENDIX  . . . . . . . . . . . . . . . . . . . .. . . . . . . . .  A-1

                        GENERAL INFORMATION AND HISTORY

         Effective on October 14, 1992, the name of the Company was changed from GW Sierra Trust Funds to Sierra Trust Funds and the names of the investment funds of the Company in existence at the time were changed as follows:

         Former Name                                                Current Name
         -----------                                                ------------
1.       GW U.S. Government Money                           U.S. Government Money Fund
           Market Fund

2.       GW California Municipal                            California Money Fund
           Money Market Fund

3.       GW Global Income Money                             Global Money Fund
           Market Fund

4.       GW Short Term Global                               Short Term Global Government
           Government Fund                                   Fund

5.       GW U.S. Government                                 U.S. Government Fund
           Securities Fund

6.       GW Corporate Income Fund                           Corporate Income Fund

7.       GW California Municipal                            California Municipal Fund
           Income Fund

8.       GW National Municipal                              National Municipal Fund
           Income Fund

9.       GW Growth and Income Fund                          Growth and Income Fund

10.      GW Strategic International                         International Growth Fund
           Fund

11.      GW Equity Opportunity Fund                         Emerging Growth Fund


         Effective on October 9, 1992, the name of the Adviser of the Company was changed from Great Western Financial Advisors Corporation ("GW Advisors") to Sierra Investment Advisors Corporation ("Sierra Advisors") and the name of the Administrator of the Company was changed from Great Western Financial Fund Administration Corporation to Sierra Fund Administration Corporation ("Sierra Administration"). Also, effective as of August 5, 1992, Great Western Financial Securities Corporation ("GW Securities"), the former distributor of the Company, transferred to Sierra Investment Services Corporation ("Sierra Services") all of its business, assets and liabilities as principal underwriter of the Company and Sierra Services became the principal underwriter of the Funds.

                           MANAGEMENT OF THE COMPANY

TRUSTEES AND OFFICERS OF THE COMPANY

         The names of the Trustees and executive officers of the Company, together with information as to their principal business occupations, are set forth below. The executive officers of the Company are employees of organizations that provide services to the separate investment funds (the "Funds") offered by the Company. Each Trustee who is an "interested person" of the Company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk.

TRUSTEES:

*F. BRIAN CERINI (1/23/51)
President
Sierra Capital Management Corporation
9301 Corbin Avenue
Northridge, California  91324


         President and CEO of Sierra Capital Management Corporation ("SCMC") since 1990. Formed Great Western Financial Securities Corporation ("GW Securities") in 1985 as President and served as its President and Chairman. Prior to joining GW Securities, he served as First Vice President, Financial Services for Bateman Eichler, Hill Richards, Inc., a regional brokerage firm where he directed the firm's off exchange product responsibilities and marketing. Previously, he worked for Pacific Southwest Airlines for seven years as Assistant to the President. He holds a BA degree in Economics from the University of Southern California and an MBA from the USC Graduate School of Business.


ARTHUR H. BERNSTEIN, ESQ. (6/8/25)
President
Bancorp Capital Group, Inc.
11661 San Vicente Blvd., #405
Los Angeles, California  90049

         President of Bancorp Capital Group, Inc. and President of Bancorp Venture Capital, Inc. since 1988. He has been a Trustee of Sierra Trust Funds since 1989. Previously served on the Board of Directors of Great Western Leasing Corporation, a subsidiary of Great Western Financial Corporation ("GWFC"), until the subsidiary was sold in 1987. Director of Ryder System, Inc.; Chairman of the Board of Trustees of the California Family Studies Center and Phillips Graduate Institute since 1984. He was educated at Cornell University and is a graduate of Cornell Law School.

DAVID E. ANDERSON (11/17/26)
Retired, Former President & CEO
GTE California, Inc.
17960 Seabreeze Drive
Pacific Palisades, California  90272

         Retired in 1988 from GTE California, Inc. after 40 years of service. Held the position of President and CEO from 1979 to 1988. Director of Barclay's Bank of California until 1988. Currently involved in the following charitable organizations as a director on the following boards: Board Chairman, Children's Bureau Foundation; Board member, Upward Bound House of Santa Monica; Past Campaign Chairman of United Way; Past Chairman, Los Angeles Area Chamber of Commerce. Holds BSEE degree from Iowa State.

EDMOND R. DAVIS, ESQ. (9/4/28)
Partner Brobeck, Phleger & Harrison
550 South Hope Street, 21st Floor
Los Angeles, California  90071-2604

         Joined the firm as a Partner in 1987 and is responsible for estate planning, and trusts and estate matters in the Los Angeles office. Prior to joining the firm, had a similar position for 20 years with the law firm of Overton, Lyman & Prince in Los Angeles. His expertise has been recognized in Who's Who in California, The Best Lawyers of America, and Who's Who in American Law. Member of the Board of Directors of the following non-profit, charitable organizations: Fifield Manors, Children's Bureau of Los Angeles, Children's Bureau Foundation, and Braille Institute of America, Inc. Educated at Pepperdine University and is an Order of the Coif graduate of Hastings College of the Law.

JOHN W. ENGLISH (3/27/33)
Retired, former Vice President & Chief Investment Officer
Ford Foundation
50 H New England Ave.
P.O. Box 640
Summit, New Jersey 07902-0640

         Retired Vice President and Chief Investment Officer, the Ford Foundation (a non-profit charitable organization). Chairman of the Board and Director, The China Fund, Inc. (a closed-end mutual fund). Director, Paribas Trust for Institutions (an open-end mutual fund). Trustee, Retail Property Trust (a company providing management services for a shopping center).

ALFRED E. OSBORNE, JR. PH.D. (12/7/44)
Professor
The Harold Price Center for Entrepreneurial Studies at UCLA
110 Westwood Plaza, Suite C305
Los Angeles, California  90095-1481

         University professor, researcher and administrator at UCLA since 1972. Director, Times Mirror Company, ReadiCare, Inc., United States Filter Corporation, Nordstrom, Inc., Seda Specialty Packing Corporation and Greyhound Lines, Inc. Independent general partner, Technology Funding Venture Partners
V. Governor of the National Association of Securities Dealers, Inc.

OFFICERS:


F. BRIAN CERINI (1/23/51), CHAIRMAN AND PRESIDENT



         Acts as a Trustee of the Company as well as Chairman and President. Information regarding Mr. Cerini's background is listed previously under "Management of the Company -- Trustees."



KEITH PIPES (12/20/55), EXECUTIVE VICE PRESIDENT, TREASURER AND SECRETARY


         As Senior Vice President, Chief Financial Officer and Secretary of SCMC, he is responsible for its general accounting, financial planning, compliance administration, systems development and advisory operations. Joined Great Western Bank in 1983 as Manager of Strategic Planning for the Bank and later served as product manager for the Bank's savings products before joining GW Securities in 1986. Prior to joining the firm, served as Senior Planning Analyst in the Mergers and Acquisitions Department of Mattel Corporation.
Holds a B.A. degree in Economics as well as an MBA in Finance from UCLA.


MICHAEL D. GOTH (8/13/45), SENIOR VICE PRESIDENT


         Since January 1991, serves as Chief Operating Officer and Portfolio Manager of Sierra Investment Advisors Corporation ("Sierra Advisors"). Prior to joining Sierra Advisors, Mr. Goth worked for 2-1/2 years as a senior manager of Transfer Agent operations at First Data Investor Services Group, Inc. ("First Data", formerly, The Shareholder Services Group, Inc.) and The Boston Company. In addition, Mr. Goth has 10 years' experience as executive vice president of the GIT mutual fund group, responsible for most aspects of that fund group, including investments. Other experience includes 4 years as a corporate banking officer at Citibank and 1-1/2 years in investment banking with Drexel Firestone. He holds B.S. and M.S. degrees from Rensselaer Polytechnic Institute and an MBA in Finance from Harvard Business School.

STEPHEN C. SCOTT (1/18/45), SENIOR VICE PRESIDENT



         In August 1988 joined the Company to form Sierra Advisors and currently serves as the President and Chief Investment Officer. Prior to joining Sierra Advisors, served as President and Chairman of SDS Investment Advisors, a firm he founded in which he developed asset allocation technology. Previously, President and Chairman of Smathers and Co., an investment advisory firm. For nine years, served as the Senior Pension Investment Consultant for the Group Pension Investment Division of Equitable Life Insurance responsible for their major corporate clients. Has served as a member on Board of Directors of several corporations and private organizations. For 17 years, has served as a Trustee on the Long Beach State University Foundation and currently chairs the Investment Committee. He holds a B.A. degree in Economics and Finance as well as an MBA in Finance from Long Beach State University.



RICHARD W. GRANT (10/25/45), ASSISTANT SECRETARY



         Has been a Partner in the firm of Morgan, Lewis & Bockius LLP since 1989. Prior to that, he was a partner in the firm of Ballard, Spahr, Andrews & Ingersoll beginning 1983. He received his A.B. in 1968 from Brown University and his J.D. in 1971 from the Boston University School of Law.



RICHARD H. ROSE (7/8/55), ASSISTANT TREASURER


         Currently acts as Senior Vice President of First Data, a subsidiary of First Data Corp. (prior to May 6, 1994, a subsidiary of The Boston Company Advisors, Inc. ("Boston Advisors")). He joined Boston Advisors in 1988 as Vice President and Fund Manager in the Fund Accounting Department. Prior to 1988, he acted as Senior Audit Manager for Peat Marwick Main (KPMG Peat Marwick) & Co. He holds a Master's degree in Accounting from Northeastern University, and a B.A. in Economics from Dartmouth.


CRAIG M. MILLER (10/7/59), ASSISTANT TREASURER



         Joined SCMC in 1993 as Vice President, and Controller and also serves as Assistant Treasurer for the Sierra Family of Mutual Funds. Prior to joining Sierra Capital, he acted as Audit Manager in the Boston office of Coopers & Lybrand, L.L.P. Prior to joining Coopers & Lybrand, L.L.P., he worked for two other Certified Public Accounting firms for a total of four and one half years, providing both audit and tax services to financial institutions, small manufacturing and service industry clients. He holds a Master's degree in Taxation from Bentley College, where he also received his B.S. in Accountancy.


         Each of the Trustees and officers of the Company is also a trustee or officer of The Sierra Variable Trust ("SVT"). Furthermore, with the exception of Mr. Rose, each of the Trustees and officers of the Company is also a trustee or officer of Sierra Prime Income Fund ("SPIF") and Sierra Asset Management Portfolios ("SAMP"). Each of SVT, SPIF and SAMP is an investment company advised by Sierra Advisors or Sierra Services.

         The address of each trustee and officer of the Company affiliated with Sierra Advisors or Sierra Services is 9301 Corbin Avenue, Suite 333, Northridge, California 91324.

         REMUNERATION. No director, officer or employee of Sierra Advisors, the investment sub-advisors of the Funds (the "Sub-Advisors") or First Data, the Sub-Administrator of the Funds, or any affiliate of Sierra Advisors, the Sub-Advisors or First Data will receive any compensation from the Company for serving as an officer or Trustee of the Company. The Company pays each Trustee, who is not a director, officer or employee of Sierra Advisors, the Sub-Advisors, First Data or any of their affiliates, a fee of $7,500 per annum plus $1,500 per Board meeting attended and $1,000 per Audit and Nominating Committee meeting attended, and reimburses them for travel and out-of-pocket expenses. The Chairman of the Audit Committee receives a fee of $1,500 per Audit Committee meeting.


         The aggregate remuneration paid to Trustees by the Company for attendance at Board and committee meetings for the fiscal year ended June 30, 1996 was $92,252 (including reimbursement for travel and out-of-pocket expenses). As of June 30, 1996, the Trustees and officers of the Company owned, in the aggregate, less than 1% of the outstanding shares of any of the Funds. In addition, as of October 1, 1996, to the knowledge of the Company the following shareholders owned 5% or more of the outstanding shares of any of the
Funds:



GROWTH AND INCOME FUND - CLASS A: First Interstate Bank TTee, FBO: Great Western Bank Employee Sav. Incentive Plan-Balanced Fund, P.O. Box 9800 Calabasas, CA 91302-9200, 39.39%.



EMERGING GROWTH FUND - CLASS A: First Interstate Bank TTee, FBO: Great Western Bank Employee Sav. Incentive Plan-Aggressive Fund, P.O. Box 9800, Calabasas, CA 91302-9200, 12.05%.



U.S. GOVERNMENT MONEY FUND - CLASS A: Los Angeles Memorial Coliseum Commission, 3911 S. Figueroa Street, Los Angeles, CA 90037, 6.82%.

First German United Methodist Church of Los Angeles, 1802 Los Encinos Avenue #A, Glendale, CA 91208, 5.81%.



U.S. GOVERNMENT MONEY FUND - CLASS B: Jeremy Sherman, 556 Vincente Avenue, Berkeley, CA 94707, 23.488%.

M. George Cassell, Ruth D. Cassell and Marie Cassell, 13338 St. Tropez Circle, Palm Beach Gardens, FL 33410, 22.798%.

BSDT Cust Rollover IRA FBO, Alan B. Miller, 4 Bridle Lane, Woodside, CA 94062, 21.735%.

Pensco Pension Svcs FBO, Zealous D. Wiley, Jr. MD & Michael Darby MD & Thomas B. Hargrave III MD, A Profit Corp Pft Sharing Plan & TR, DTD 5/9/91, 250 Montgomery Street 3rd Floor, San Francisco, CA 94104, 19.839%.

BSDT Cust IRA FBO, Thomas B. Hargrave MD, 4601 Rockingham Court, Oakland, CA 94619, 5.103%.

U.S. GOVERNMENT MONEY FUND - CLASS S: William Pullman, c/o Marie Ambrosino Mgt, 612 No. Sepulveda Blvd., #10, Bel Air, CA 90049-2120, 58.10%.

BSDT CUST IRA ROLLOVER, Ronna-Lee Breen, 12 Standish Circle, Wellesley, MA 02181-5354, 10.35%.

BSDT CUST ROLLOVER IRA FBO, Regina A. Walls, 109 Wickerhill, Peachtree, GA 30269, 8.97%.

BSDT CUST ROLLOVER IRA FBO, Todd Michael Adamson, 17283 Regency Circle, Riverside, CA 92503, 7.99%.

BSDT CUST ROLLOVER IRA FBO, Karen D. Salliby Geller, 16490 NE 26 Ave., Miami, FL 33160, 6.19%.



CALIFORNIA MONEY FUND - CLASS A: Edward B. Baker TTee FBO The Baker Family Trust, DTD 7/10/94, 1650 16th Avenue, San Francisco, CA 94122, 10.58%.



CALIFORNIA MONEY FUND - CLASS B: Oscar L. Roehl Trustee, FBO: The Oscar L. Roehl Trust UTA DTD 12/15/89, 1826 Harding Avenue, Redwood City, CA 94062, 85.38%.

Ella M. Brown, 29094 Cobblestone Street, Nuevo, CA 92567, 14.62%.



CALIFORNIA MONEY FUND - CLASS S: Sierra Fund Administration, 9301 Corbin Avenue, Northridge, CA 91324, 100%.



GLOBAL MONEY FUND - CLASS B: Sandra J. Kravitz and Ellen S. Hanas JTWROS, 15075 Whitney Road Unit 113, Delray Beach, FL 33484, 13.29%.

GWB TTee IRA R, Otto O. Tallent, 4210 Mesa Court, Rocklin, CA 95677-1915,
13.16%.

Roger H. Ellis & Virginia S. Ellis as Ttees of the Ellis Family Trust UTD 12/22/81, 91 Mandarin, Atherton, CA 94027, 7.12%.



GWB Ttee IRA R, Robert Spencer Hoyt, 574 Sand Hill Circle, Menlo Park, CA 94025, 7.07%.



Dorothy M. Stevenson, 1024 Mt. Carmel Drive, San Jose, CA 95120, 6.51%.

Orville D. Pruden and Carol J. Pruden JTWROS, TOD Mark D. Pruden and Beth J. Pruden, 9157 El Cortez, Fountain Valley, CA 92708, 5.55%.

SHORT TERM GLOBAL GOVERNMENT FUND - CLASS B: Wedbusch Morgan Securities, CUST FBO 4671-6465, P.O. Box 30014, Los Angeles, CA 90030, 6.83%.



CALIFORNIA MUNICIPAL FUND - CLASS S: Sierra Fund Administration, 9301 Corbin Avenue, Northridge, CA 91324, 100%.



NATIONAL MUNICIPAL FUND - CLASS S: Sierra Fund Administration, 9301 Corbin Avenue, Northridge, CA 91324, 100%.






FLORIDA INSURED MUNICIPAL - CLASS S: Sierra Fund Administration, 9301 Corbin Avenue, Northridge, CA 91324, 100%.



CALIFORNIA INSURED INTERMEDIATE - CLASS S: Sierra Fund Administration, 9301 Corbin Avenue, Northridge, CA 91324, 100%.

         The following Compensation Table shows aggregate compensation paid to each of the Fund's Trustees by the Fund and the Fund Complex, respectively in the year ended June 30, 1996.

                               COMPENSATION TABLE

============================================================================================
 (1)                          (2)                  (3)                   (4)
 NAME OF                      AGGREGATE            PENSION OR            ESTIMATED TOTAL
 PERSON,                      COMPENSATION         RETIREMENT            COMPENSATION FROM
 POSITION                     FROM REGISTRANT      BENEFITS ACCRUED      REGISTRANT AND FUND
                              FOR THE FISCAL       AS PART OF FUND       COMPLEX PAID TO
                              YEAR ENDED           EXPENSES              TRUSTEES FOR THE
                              JUNE 30, 1996                              FISCAL YEAR ENDED
                                                                         JUNE 30, 1996
============================================================================================
 *F. Brian Cerini                     $0                    $0                    $0
 Chairman of the Board,
 President and Trustee

 Arthur H. Bernstein, Esq.          19,000                  0            42,250 for service
 Trustee                                                                 on 4 boards

 David E. Anderson                  19,500**                0            43,250 for service
 Trustee                                                                 on 4 boards**
 Edmond R. Davis, Esq.              19,000                  0            42,250 for service
 Trustee                                                                 on 4 boards

 John W. English                    19,000                  0            42,250 for Trustsee
 Trustee                                                                 service on 4 boards
 Alfred E. Osborne, Jr.               ***                  ***                    ***
 Trustee
=============================================================================================


* A Trustee who is an "interested person" as defined in the Investment Company Act.
** Mr. Anderson was paid $1,500 for the Audit Committee Meeting held by the Company and SVT.
*** Mr. Osborne was not a trustee during the fiscal year ended June 30, 1996.

INVESTMENT ADVISOR AND SUB-ADVISORS
ADMINISTRATOR AND SUB-ADMINISTRATOR
CUSTODIAN AND TRANSFER AGENT

         Sierra Advisors serves as Investment Advisor to each of the Funds and each Sub-Advisor serves as Investment Sub-Advisor to one or more Funds pursuant to separate written agreements. Sierra Administration serves as Administrator to each of the Funds and First Data serves as Sub-Administrator and Transfer Agent to each of the Funds pursuant to separate written agreements. Certain of the services provided by, and the fees paid to, Sierra Advisors, the Sub-Advisors, Sierra Administration and First Data are described in the Prospectuses. Sierra Advisors, the Sub-Advisors, Sierra Administration and First Data each compensates its respective Directors and pays the salaries of its respective officers and employees employed by such companies respectively and by the Company and maintains office facilities for the Company. Boston Advisors served as Sub-Administrator to each of the Funds until May 6, 1994 when First Data (formerly, The Shareholders Services Group) became a subsidiary of First Data Corp. and was assigned the Sub-Administration Agreement between Boston Advisors and the Company.


         SUB-ADVISOR OF CALIFORNIA MUNICIPAL, CALIFORNIA INSURED INTERMEDIATE MUNICIPAL, FLORIDA INSURED MUNICIPAL AND NATIONAL MUNICIPAL FUNDS. Van Kampen American Capital Management, Inc. ("Van Kampen") is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181. Van Kampen, or its predecessors, has served as the sub-advisor for the California Municipal, California Insured Intermediate Municipal, Florida Insured Municipal, and National Municipal Funds since each Fund's inception. Van Kampen is a wholly-owned subsidiary of Van Kampen American Capital, Inc., which is a wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is a wholly owned subsidiary of MSAM Holdings II, Inc. which, in turn, is a wholly-owned subsidiary of Morgan Stanley Group Inc. Prior to its sale in October 1996, VK/AC Holding, Inc. was controlled, through the ownership of a substantial majority of its common stock, by The Clayton & Dubilier Private Equity Fund IV Limited Partnership ("C&D L.P."), a Connecticut limited partnership. C&D L.P. is managed by Clayton, Dubilier & Rice, Inc., a New York based private investment firm. The General Partner of C&D L.P. is Clayton & Dubilier Associates IV Limited Partnership ("C&D Assoc. L.P."). The general partners of C&D Assoc. L.P. are Joseph L. Rice, III, B. Charles Ames, Alberto Cribiore, Donald J. Gogel and Hubbard C. Howe.

        Van Kampen was the product of the acquisition, in December 1994, of American Capital Management & Research, Inc. by Van Kampen Merritt Management Inc., a wholly owned subsidiary of The Van Kampen Merritt Companies, Inc. Prior to February 1993, The Van Kampen Merritt Companies, Inc. was a wholly owned subsidiary of Xerox Financial Services, Inc. Van Kampen Merritt Management Inc. served as sub-advisor to the U.S. Government Fund from its inception until December 1994.

         SUB-ADVISOR OF U.S. GOVERNMENT FUND. In December, 1994, Van Kampen Management was replaced as the Sub-Advisor to the U.S. Government Fund by BlackRock Financial Management L.P. ("BlackRock"). BlackRock is located at 345 Park Avenue, 30th Floor, New York, New York 10154. Prior to February 28, 1995, BlackRock was a Delaware limited partnership, whose general partner was BFM Management Partners L.P. ("BFM Management"), a Delaware limited partnership.
At that time, the general partner of BFM Management was BFM Management Corp. ("BFM Corp."), a Delaware corporation whose stock was owned by Messrs. Laurence
D. Fink and Ralph L. Schlosstein in equal 50% portions.

         On February 28, 1995, BlackRock was acquired and reorganized as a Delaware corporation by PNC Asset Management Group, Inc., a wholly-owned subsidiary of PNC Bank, N.A. PNC Bank, N.A. is a wholly-owned subsidiary of a holding company that operates the asset management businesses of PNC Bank Corp. ("PNC"). The holding company is a wholly-owned subsidiary of PNC, which is a publicly-owned multibank holding company incorporated under the laws of the Commonwealth of Pennsylvania in 1983 and registered under the Bank Holding Company Act of 1956, as amended.

         SUB-ADVISOR OF GROWTH AND INCOME AND EMERGING GROWTH FUNDS. Capital Guardian Trust Company ("Capital Trust"), located at 333 South Hope Street, Los Angeles, California 90071, was Sub-Advisor to the Growth and Income and Emerging Growth Funds at their inception. Capital Trust was replaced as the Sub-Advisor to the Growth and Income and Emerging Growth Funds by J.P. Morgan Investment Management Inc. ("J.P. Morgan") and Janus Capital Corporation ("Janus"), respectively, in September, 1993. J.P. Morgan provides investment services to employee benefit plans of corporations, labor unions and state and local governments and the accounts of other institutional investors. Janus has been providing investment advice to mutual funds or other large institutional clients since 1970.

         SUB-ADVISOR OF INTERNATIONAL GROWTH FUND. J.P. Morgan, located at 522 Fifth Avenue, New York, New York 10036, was Sub-Advisor to the International Growth Fund since its inception. J.P. Morgan was replaced as the Sub-Advisor to the International Growth Fund by Warburg, Pincus Counsellors, Inc. ("Warburg") on April 8, 1996. The sub-advisor agreement with Warburg was approved at a Special Meeting of the Shareholders of the Company on July 31, 1996. Warburg, located at 466 Lexington Avenue, New York, New York 10017, is a professional investment counselling firm which provides investment services to investment endowment funds, foundations and other institutions and individuals.

         CUSTODIAN. The assets of the Company are held under bank custodianship in accordance with the 1940 Act. Boston Safe Deposit and Trust Company ("Boston Safe") serves as Custodian for the Funds. Under its custodial agreement with the Company, Boston Safe is authorized to appoint one or more U.S. banking institutions as sub-custodians of assets owned by any of the Funds. In addition, the Company may employ foreign sub-custodians that are approved by the Board of Trustees to hold foreign assets.


         MANAGEMENT FEES. For the fiscal year ended June 30, 1996, the Company paid Sierra Advisors management fees totaling $622,915, $175,521, $206,796, $2,403,914, $2,581,417, $552,582, $262,885, $1,418,103, $2,233,979, $201,769,
$393,599, $1,769,245, $2,464,903, $2,023,665, $1,062,220 and $7,915 with respect to the Global Money, U.S. Government Money, California Money, Corporate Income, U.S. Government, Short Term Global Government, Short Term High Quality Bond, National Municipal, California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal, Growth and Income, Emerging Growth, Growth, International Growth and Target Maturity Funds, respectively. Sierra Advisors voluntarily waived management fees in the amounts of $622,915, $162,368, $148,062, $262,885, $513,501, $2,581,417, $1,606,290, $1,398,796, $201,769,
$393,599, $645,198 and $7,915 with respect to the Global Money, U.S. Government Money, California Money, Short Term High Quality Bond, Short Term Global Government, U.S. Government, Corporate Income, California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal, National Municipal and Target Maturity Funds, respectively. In addition, Sierra Advisors reimbursed expenses in the amounts of $143,417, $13,583, $187,726, $74,295,
$47,057, and $47,054 with respect to the Global Money, Short-Term High Quality Bond, U.S. Government, Florida Insured Municipal, California Insured Intermediate Municipal and Target Maturity Funds, respectively. For the fiscal year ended June 30, 1996, Sierra Advisors paid to the Sub-Advisors fees totaling $233,593, $65,820, $77,549, $1,109,499, $868,295, $238,035, $78,866, $461,755,
$684,267, $73,371, $143,109, $959,559, $1,470,531, $1,149,390, $640,950 and
$25,000 with respect to the Global Money, U.S. Government Money, California Money, Corporate Income, U.S. Government, Short Term Global Government, Short Term High Quality Bond, National Municipal, California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal, Growth and Income, Emerging Growth, Growth, International Growth and Target Maturity Funds, respectively.



         For the fiscal year ended June 30, 1995, the Company paid Sierra Advisors management fees totaling $342,696, $153,991, $215,043, $2,663,842,
$2,864,170, $1,070,631, $270,744, $1,666,333, $2,419,708, $200,364, $319,780,
$1,323,807,

$1,400,644, $1,365,171, $1,097,217 and $ 1,207 with respect to the Global
Money, U.S. Government Money, California Money, Corporate Income, U.S. Government, Short Term Global Government, Short Term High Quality Bond, National Municipal, California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal, Growth and Income, Emerging Growth, Growth, International Growth and Target Maturity Funds, respectively. Sierra Advisors voluntarily waived management fees in the amounts of $342,696, $112,718, $108,224, $228,615, $633,137, $1,537,203, $1,503,986, $1,403,390, $200,364,
$319,780, $1,038,174 and $1,207 with respect to the Global Money, U.S. Government Money, California Money, Short Term High Quality Bond, Short Term Global Government, U.S. Government, Corporate Income, California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal, National Municipal and Target Maturity Funds, respectively. In addition, Sierra Advisors reimbursed expenses in the amounts of $80,852 $52,835, and $16,281 with respect to the Florida Insured Municipal, California Insured Intermediate Municipal and Target Maturity Funds, respectively. For the fiscal year ended June 30, 1995, Sierra Advisors paid to the Sub-Advisors fees totaling
$128,511, $57,747, $80,641, $1,229,465, $814,920, $456,016, $81,222, $467,306,
$667,343, $72,860, $116,283, $721,411, $844,497, $780,651, $646,343 and $7,055
with respect to the Global Money, U.S. Government Money, California Money, Corporate Income, U.S. Government, Short Term Global Government, Short Term High Quality Bond, National Municipal, California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal, Growth and Income, Emerging Growth, Growth, International Growth and Target Maturity Funds, respectively.



         For the fiscal year ended June 30, 1994, the Company paid Sierra Advisors management fees totaling $230,642, $154,684, $328,304, $3,101,919,
$4,569,577, $1,733,847, $40,977, $2,367,387, $3,537,012, $166,746, $28,234,
$767,652, $1,030,394, $736,329 and $736,499 with respect to the Global Money,
U.S. Government Money, California Money, Corporate Income, U.S. Government, Short Term Global Government, Short Term High Quality Bond, National Municipal, California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal, Growth and Income, Emerging Growth, Growth and International Growth Funds, respectively. Sierra Advisors voluntarily waived management fees in the amounts of $226,174, $68,236, $128,527, $40,977, $913,493, $1,366,199, $101,434,
$2,022,380, $166,745, $28,234, $1,140,151 and $35,522 with respect to the Global
Money, U.S. Government Money, California Money, Short Term High Quality Bond, Short Term Global Government, U.S. Government, Corporate Income, California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal, National Municipal and Growth and Income Funds, respectively. In addition, Sierra Advisors reimbursed expenses in the amounts of $57,521, $37,899 and $150,302 with respect to the Short Term High Quality Bond,

California Insured Intermediate Municipal and Florida Insured Municipal Funds, respectively. For the fiscal year ended June 30, 1994, Sierra Advisors paid to the Sub-Advisors fees totaling $69,594, $46,405, $98,491, $1,431,834,
$1,132,483, $591,180, $12,293, $549,097, $775,763, $55,583, $8,688, $414,252,
$608,165, $424,572 and $416,141 with respect to the Global Money, U.S. Government Money, California Money, Corporate Income, U.S. Government, Short Term Global Government, Short Term High Quality Bond, National Municipal, California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal, Growth and Income, Emerging Growth, Growth and International Growth Funds, respectively. The Target Maturity Fund had not commenced operations as of June 30, 1994.

         ADMINISTRATION FEES. For the fiscal year ended June 30, 1996, the Company paid the Administrator administration fees totaling $467,187, $131,641, $155,097, $1,294,415, $1,642,720, $297,544, $184,020, $902,429, $1,421,633,
$128,399, $250,472, $809,686, $994,372, $769,573, $422,563 and $11,080 with respect to the Global Money, U.S. Government Money, California Money, Corporate Income, U.S. Government, Short Term Global Government, Short Term High Quality Bond, National Municipal, California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal, Growth and Income, Emerging Growth, Growth, International Growth and Target Maturity Funds, respectively. The Administrator voluntarily waived administration fees totaling $5,352, $11,630, $15,947, $127,314, $20,472, $14,288 and $3,805 with respect to the Global Money,
Short Term High Quality Bond, Short Term Global Government, U.S. Government, Florida Insured Municipal, California Insured Intermediate Municipal and Target Maturity Funds, respectively. For the period from July 1, 1995 to June 30, 1996, the Administrator paid to First Data a single fee (that does not include out-of-pocket expenses and certain transaction charges and net of waivers of fees) for sub-administration and custody services provided to each Fund totaling $122,357, $65,820, $40,546, $289,871, $367,978, $66,512, $41,119, $202,099,
$318,453, $28,762, $56,128, $181,544, $222,994, $172,561, $94,735 and $2,485
with respect to the Global Money, U.S. Government Money, California Money, Corporate Income, U.S. Government, Short Term Global Government, Short Term High Quality Bond, National Municipal, California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal, Growth and Income, Emerging Growth, Growth, International Growth and Target Maturity Funds, respectively. During the same period, First Data did not voluntarily waive any of its fees with respect to the Global Money, U.S. Government Money, California Money, Corporate Income, U.S. Government, Short Term Global Government, Short Term High Quality Bond, National Municipal, California Municipal, Florida

Insured Municipal, California Insured Intermediate Municipal, Growth and Income, Emerging Growth, Growth, International Growth and Target Maturity Funds, respectively.


         For the fiscal year ended June 30, 1995, the Company paid the Administrator administration fees totaling $257,022, $115,493, $161,282, $1,434,376, $1,822,654, $576,494, $189,519, $1,060,394, $1,539,815, $127,505,
$203,496, $594,453, $556,148, $511,456, $454,735 and $1,690 with respect to the
Global Money, U.S. Government Money, California Money, Corporate Income, U.S. Government, Short Term Global Government, Short Term High Quality Bond, National Municipal, California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal, Growth and Income, Emerging Growth, Growth, International Growth and Target Maturity Funds, respectively. The Administrator voluntarily waived administration fees totaling $203,124, $43,310, $50,408, $117,460, $343,700, $405,720, $558,930, $511,663, $127,505, $203,496, $391,004
and $1,690 with respect to the Global Money, U.S. Government Money, California Money, Short Term High Quality Bond, Short Term Global Government, U.S. Government, Corporate Income, California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal, National Municipal, and Target Maturity Funds, respectively. For the period from July 1, 1994 to June 30, 1995, the Administrator paid to First Data a single fee (that does not include out-of-pocket expenses and certain transaction charges and net of waivers of fees) for sub-administration and custody services provided to each Fund totaling $157,724, $71,171, $84,360, $617,943, $749,131, $360,039, $152,405, $303,537,
$436,521, $37,321, $54,451, $334,542, $380,867, $312,093, $263,659 and $692 with respect to the Global Money, U.S. Government Money, California Money, Corporate Income, U.S. Government, Short Term Global Government, Short Term High Quality Bond, National Municipal, California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal, Growth and Income, Emerging Growth, Growth, International Growth and Target Maturity Funds, respectively. During the same period, First Data did not voluntarily waive any of its fees with respect to the Global Money, U.S. Government Money, California Money, Corporate Income, U.S. Government, Short Term Global Government, Short Term High Quality Bond, National Municipal, California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal, Growth and Income, Emerging Growth, Growth, International Growth and Target Maturity Funds, respectively.

         For the fiscal year ended June 30, 1994, the Company paid the Administrator administration fees (net of waivers) totaling $191,352, $127,591, $270,798, $1,971,460, $3,356,687, $953,441, $33,792, $1,627,230,
$2,298,756, $113,797, $17,915, $416,042, $496,971, $321,367 and $377,611 with respect to the Global Money, U.S. Government Money, California Money, Corporate Income, U.S. Government, Short Term Global Government, Short Term High

Quality Bond, National Municipal, California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal, Growth and Income, Emerging Growth, Growth and International Growth Funds, respectively. The Administrator voluntarily waived administration fees totalling $191,352, $75,907, $144,560, $33,792, $638,164, $977,074, $226,542, $1,351,879, $113,797,
$17,915, $800,617 and $60,630 with respect to the Global Money, U.S. Government Money, California Money, Short Term High Quality Bond, Short Term Global Government, U.S. Government, Corporate Income, California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal, National Municipal and Growth and Income Funds, respectively. For the period from July 1, 1993 to May 6, 1994, the Administrator paid to Boston Advisors a single fee (that does not include out-of-pocket expenses and certain transaction charges and net of waivers of fees) for sub-administration and custody services provided to each Fund totalling $31,704, $21,123, $44,868, $322,473, $553,968,
$156,608, $5,369, $267,985, $377,425, $18,234, $2,867, $68,806, $81,233,
$51,229, and $61,314 with respect to the Global Money, U.S. Government Money, California Money, Corporate Income, U.S. Government, Short Term Global Government, Short Term High Quality Bond, National Municipal, California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal, Growth and Income, Emerging Growth, Growth and International Growth Funds, respectively. During the same period, Boston Advisors did not voluntarily waive any of its fees with respect to the Global Money, U.S. Government Money, California Money, Corporate Income, U.S. Government, Short Term Global Government, Short Term High Quality Bond, National Municipal, California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal, Growth and Income, Emerging Growth, Growth and International Growth Funds, respectively. For the period from May 7, 1994 to June 30, 1994, the Administrator paid to First Data a single fee (that does not include out-of-pocket expenses and certain transaction charges and net of waivers of fees) for sub-administration and custody services provided to each Fund totalling $5,625, $3,748, $7,961, $57,213, $98,285, $27,785, $952,
$47,546, $66,463, $3,235, $509, $12,208, $14,412, $9,089 and $10,876 with respect to the Global Money, U.S. Government Money, California Money, Corporate Income, U.S. Government, Short Term Global Government, Short Term High Quality Bond, National Municipal, California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal, Growth and Income, Emerging Growth, Growth and International Growth Funds, respectively. During the same period, First Data did not voluntarily waive any of its fees with respect to the Global Money, U.S. Government Money, California Money, Corporate Income, U.S. Government, Short Term Global Government, Short Term High Quality Bond, National Municipal, California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal, Growth and Income, Emerging Growth, Growth and International

Growth Funds, respectively. The Target Maturity Fund had not commenced operations as of June 30, 1994.



COUNSEL AND AUDITOR

         O'Melveny & Myers serves as counsel to the Company and provides legal services to GWFC and a number of its subsidiaries, including Sierra Advisors, Sierra Administration and Sierra Services. Morgan, Lewis & Bockius LLP also provides legal services to the Company.

         Price Waterhouse LLP, independent accountants, located at 160 Federal Street, Boston, Massachusetts 02110, serves as auditor of the Company.

ORGANIZATION OF THE COMPANY

         The Company is organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated February 22, 1989, as amended from time to time (the "Trust Agreement"). In the interest of economy and convenience, certificates representing shares in the Company are not physically issued. Boston Safe, the Company's Custodian, and First Data, the Company's Transfer Agent, maintain a record of each shareholder's ownership of Company shares. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund or Class, except with respect to the election of Trustees and the selection of independent accountants.

         Under normal circumstances, there will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office promptly will call a shareholders' meeting for the election of Trustees. Under the 1940 Act, shareholders of record of no less than two-thirds of the outstanding shares of the Company may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Trust Agreement, the Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10% of the Company's outstanding shares.

         Massachusetts law provides that shareholders, under certain circumstances, could be held personally liable for the obligations of the Company. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Company and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Company or a Trustee. The Trust Agreement provides for indemnification from the Company's property for all losses and expenses of any shareholder held personally liable for the obligations of the Company. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Company would be unable to meet its obligations, a possibility that the Company's management believes is remote. Upon payment of any liability incurred by the Company, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Company. The Trustees intend to conduct the operations of the Company in such a way so as to avoid, to the extent possible, ultimate liability of the shareholders for liabilities of the Company.

CERTAIN MATTERS RELATING TO J.P. MORGAN INVESTMENT MANAGEMENT INC. AND ITS AFFILIATES

         J.P. Morgan Investment Management Inc. ("J.P. Management"), the Sub-Advisor to the Global Money Fund and Growth and Income Fund, and Morgan Guaranty Trust Company of New York ("Morgan Guaranty") are both wholly owned subsidiaries of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Through its Finance and Advisory Division, Morgan Guaranty has relationships as a bank of deposit, as a lender, as a financial advisor and in other capacities, with a significant number of United States corporations. Such corporate customers of Morgan Guaranty obtain short-term funds to finance the operation of their business generally through two sources:
(i) short-term bank borrowings from commercial banks such as Morgan Guaranty; and (ii) the issuance of commercial paper of the type in which certain of the Funds may invest. Normally the decision of a corporation as to which medium of short-term financing to utilize will be influenced primarily by interest rate differentials between the available sources of short-term funds. When interest rate differentials between short-term bank borrowings and the commercial paper market narrow, the Corporate Finance Division of Morgan Guaranty may be competing with the commercial paper market to provide short-term funds to corporate borrowers.

         J.P. Morgan Securities Inc. ("J.P. Securities"), a wholly owned subsidiary of J.P. Morgan, is a broker-dealer registered with the Securities and Exchange Commission ("SEC") and a member of the National Association of Securities Dealers, Inc. ("NASD"). J.P. Securities is active as a dealer in the securities of United States Government and an underwriter of and dealer in securities of the United States Government agencies and money market securities. To a limited extent, J.P. Securities also underwrites and deals in commercial paper, corporate debt and equity securities. J.P. Morgan Securities Limited ("J.P. Limited"), also a wholly owned subsidiary of J.P. Morgan, underwrites, distributes and trades international securities, including Eurobonds, commercial paper and foreign government bonds. To the extent that the Global Money Fund or the Growth and Income Fund are permitted to invest in such securities, the foregoing activities of J.P. Securities and J.P. Limited may affect the manner in which J.P. Management makes investments for such Funds and may affect such Funds' portfolios or the markets for the securities in which such portfolios are invested. Such effects would be primarily on: (1) the price of securities already held in the Global Money Fund or the Growth and Income Fund or securities considered for purchase, which are the same as or similar to issues underwritten or traded by J.P. Securities, J.P. Limited, J.P. Morgan or Morgan Guaranty ("Morgan Affiliates"), and (2) the supply of issues available for purchase by the Global Money Fund or the Growth and Income Fund. Particularly, where the positions of Morgan Affiliates constitute a large percentage of a given issue, the price at which that issue is traded may influence the price of securities of that issue or of similar securities in the Global Money Fund or the Growth and Income Fund or securities being considered for purchase. Also, since the Global Money Fund and the Growth and Income Fund will not purchase directly from Morgan Affiliates, if the positions of Morgan Affiliates in given issues is large, it may limit the selection of available securities in that particular maturity, yield or price range.

         In addition, the Global Money Fund and the Growth and Income Fund will not purchase securities during the existence of any underwriting or selling group of which a Morgan Affiliate is a member except to the extent permitted by law. Portfolio securities may not be purchased from or sold to J.P. Management or any affiliated person (as defined in the 1940 Act) of J.P. Management except as may be permitted by law.

         J.P. Morgan issues commercial paper and long-term debt securities, and Morgan Guaranty and some of its affiliates issue certificates of deposit and create bankers' acceptances. The Global Money Fund and the Growth and Income Fund will not invest in the commercial paper or other debt securities of J.P. Morgan or in certificates of deposit or bankers' acceptances of Morgan Guaranty or such affiliates. However, the activities of J.P. Morgan and Morgan Guaranty and any of such affiliates in the market for such instruments might affect the portfolios of such Funds or the market for such instruments.

         The limitations discussed in the preceding three paragraphs, in the opinion of J.P. Management, will not significantly affect the ability of the Global Money Fund and the Growth and Income Fund to pursue their respective investment objectives. However, in the future in other circumstances, such Funds may be at a disadvantage because of such limitations in comparison to other funds with similar investment objectives which are not subject to such limitations. The management of Sierra Advisors believes that the effects of such limitations are more than offset by the experience and expertise J.P. Management provides to such Funds.

         In acting for its fiduciary accounts, including such Funds, J.P. Management will not discuss its investment decisions or positions with the personnel of any Morgan Affiliates. J.P. Management will not execute any transactions for such Funds with Morgan Affiliates and will execute such transactions only with unaffiliated dealers.

         The commercial banking divisions of Morgan Guaranty or its affiliates may have deposit, loan and other commercial banking relationships with issuers of securities purchased by the Global Money Fund and the Growth and Income Fund, including outstanding loans to such issuers that may be repaid in whole or in part with the proceeds of securities purchased by such Funds in primary public offerings. Such Funds will not purchase, except as may be permitted by applicable law, securities in any primary public offering when the prospectus discloses that the proceeds will be used to repay in whole or in part the loans to such issuers. J.P. Management will not cause such Funds to make investments for the direct purpose of benefitting other commercial interests of Morgan Affiliates at the expense of such Funds. J.P. Management has advised such Funds that, in making investment decisions, J.P. Management will not obtain or use material inside information in the possession of any other division or department of J.P. Management or from Morgan Affiliates. J.P. Management has also advised such Funds that its investment personnel do not disclose any material inside information in their possession regarding such Funds to any other division or department of J.P. Management or Morgan Affiliates.

                INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

         The Prospectuses discuss the investment objective or objectives of each of the Funds and the policies to be employed to achieve such objectives. This section contains supplemental information concerning the types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize and certain risks attendant to such investments, policies and strategies.

       STRATEGIES AVAILABLE TO ALL FUNDS EXCEPT THE TARGET MATURITY FUND
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         RATINGS AS INVESTMENT CRITERIA. In general, the ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P") represent the opinions of these agencies as to the quality of securities which they rate. It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Funds as initial criteria for the selection of portfolio securities, but the Funds will also rely upon the independent advice of their respective Sub-Advisors to evaluate potential investments. The Appendix to this Statement of Additional Information contains further information concerning the ratings of Moody's and S&P and their significance. See the Prospectuses with respect to the Global Money, U.S. Government Money and California Money Funds (the "Money Funds") in the section entitled "The Funds' Investments and Risk Considerations - Investment Principles and Risk Considerations - The Money Funds" for additional information concerning certain rating criteria.


         To the extent that the rating given by Moody's or S&P for securities may change as a result of changes in such organizations or their rating systems, each Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment policies contained in the Prospectuses and in this Statement of Additional Information.

         U.S. GOVERNMENT SECURITIES. U.S. Government securities include debt obligations of varying maturities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. U.S. Government securities include direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration,

Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Resolution Trust Corporation, Federal Land Banks, Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Because the U.S. Government is not obligated by law to provide support to an instrumentality it sponsors, a Fund will invest in obligations issued by such an instrumentality only if the Fund's Sub-Advisor determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

         ILLIQUID INVESTMENTS. Up to 15% of the assets of each Non-Money Fund, and up to 10% of the assets of each Money Fund, may be invested in securities that are not readily marketable, including: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon; (4) certain over-the-counter options, as described in the SAI; (5) except for the Short-Term Global Government Fund, certain variable rate demand notes having a demand period of more than seven days; and (6) certain Rule 144A securities as defined below. These securities generally cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investments. These factors may have an adverse effect on the Fund's ability to dispose of the particular securities at fair market value and may limit the fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value of shares of the Fund. The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Act"), but that can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Rule 144A securities is not determined to be liquid, that investment will be included within the 15% or 10% limitation, as applicable, on investment in illiquid securities.

         COMBINED TRANSACTIONS. As permitted by each Fund's investment polices and restrictions, the Funds may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple foreign currency transactions (including forward foreign currency exchange contracts) and any combination of futures, options and foreign currency transactions (each separately, a "component" transaction), instead of a single transaction, as part of a single hedging strategy when, in the opinion of the Sub-Advisor, it is in the best interest of the Fund to do so. A combined transaction, while part of a single hedging strategy, may contain elements of risk that are present in each of its component transactions.

         BANK OBLIGATIONS. Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to a Fund, depending upon the principal amount of certificates of deposit ("CDs") of each state bank held by a Fund) and are subject to federal examination and to a substantial body of federal law and regulation.
As a result of federal and state laws and regulations, domestic branches of domestic banks are, among other things, generally required to maintain specific levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

         Obligations of foreign branches of U.S. banks and of foreign branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Obligations of foreign branches of U.S. banks and foreign banks are subject to the risks associated with investing in foreign securities generally. Foreign branches of U.S. banks and foreign branches of foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a U.S. bank or about a foreign bank than about a U.S. bank.

         Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A U.S branch of a foreign bank may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required to (1) pledge to the regulator by depositing assets with a designated bank within the state an amount of its assets equal to 5% of its total liabilities, or (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a U.S. bank.

         In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign banks and foreign branches of U.S. banks, the Funds' respective Sub-Advisors will carefully evaluate such investments on a case-by-case basis.

         A Fund may purchase a CD, TD or bankers' acceptances issued by a bank, savings and loan association or other banking institution with less than $1 billion in assets (a "Small Issuer Bank Obligation") only so long as the issuer is a member of the FDIC or supervised by the Office of Thrift Supervision (the "OTS") and so long as the principal amount of the Small Issuer Bank Obligation is fully insured by the FDIC and is no more than $100,000. Each of these Funds will at any one time hold only one Small Issuer Bank Obligation from any one issuer.

         Savings and loan associations whose CDs, TDs and bankers' acceptances may be purchased by the Funds are supervised by the OTS and insured by the Savings Association Insurance Fund, which is administered by the FDIC and is backed by the full faith and credit of the United States Government. As a result, such savings and loan associations are subject to regulation and examination.

         MORTGAGE-BACKED SECURITIES. The mortgage-backed securities in which the Funds may invest may be classified as governmental or government-related, depending on the issuer or guarantor. Governmental mortgage-backed securities are backed by the full faith and credit of the United States. GNMA, the principal U.S. guarantor of such securities, is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Government-related mortgage-backed securities which are not backed by the full faith and credit of the United States include those issued by FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a corporate instrumentality of the United States, the stock of which is owned by the Federal Home Loan Banks. Participation certificates representing interests in mortgages from FHLMC's national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC.

         Governmental or government-related entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments in which principal or interest payments may vary or terms to maturity may be shorter than previously customary. As new types of mortgage-backed securities are developed and offered to investors, the Funds will, consistent with their respective investment objectives and policies, consider making investments in such new types of securities.

         The average maturity of pass-through pools of mortgage-backed securities varies with the maturities of the underlying mortgage instruments. In addition, a pool's stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and the age of the mortgage. Because prepayment rates of individual mortgage pools vary widely, it is not possible to accurately predict the average life of a particular pool. Common industry practice, for example, is to assume that prepayments will result in a 7- to 9-year average life for pools of fixed-rate 30-year mortgages. Pools of mortgages with other maturities of different characteristics will have varying average life assumptions.

         REPURCHASE AGREEMENTS. The Funds may invest in repurchase agreements without limitation, except that the California Municipal Fund may invest no more than 20%, in the aggregate, of its assets in repurchase agreements and certain other securities or instruments, but this 20% limit does not apply to investments for temporary defensive purposes.

STRATEGIES AVAILABLE TO ALL FUNDS EXCEPT THE MONEY FUNDS AND THE
TARGET MATURITY FUND
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         REVERSE REPURCHASE AGREEMENTS. Under the 1940 Act, reverse repurchase agreements may be considered borrowings by the seller; accordingly each of the Funds will limit its aggregate investments in reverse repurchase agreements and other borrowings to no more than 30% of its total assets, except that each of the U.S. Government, Corporate Income and Short Term High Quality Bond Funds will limit its aggregate investments in reverse repurchase agreements, dollar roll transactions and other borrowings to no more than 33-1/3% of its total assets. A Fund will not engage in reverse repurchase transactions for the purpose of leverage.

         WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS. A segregated account in the name of the Fund consisting of cash or liquid debt securities equal to the amount of when-issued or delayed-delivery commitments will be established at Boston Safe, the Company's custodian. For the purpose of determining the adequacy of the securities in the accounts, the deposited securities will be valued at market or fair value. If the market or fair value of the securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund. On the settlement date, the Fund will meet its obligations from then-available cash flow, the sale of securities held in the segregated account, the sale of other securities or, although it would not normally expect to do so, from the sale of securities purchased on a when-issued or delayed-delivery basis themselves (which may have a greater or lesser value than the Fund's payment obligations).

         STRATEGIC TRANSACTIONS. Consistent with its investment polices and restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, a Fund may, but is not required to, utilize various investment strategies as described below to hedge various market or currency risks, to manage the effective maturity or duration of fixed-income securities, or to seek potentially higher returns. Utilizing these investment strategies and as permitted by each Fund's investment polices and restrictions, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

         Strategic Transactions will be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities, or to seek potentially high returns. No more than 5% of a Fund's assets will be used as the initial margin or purchase price for Strategic Transactions in the aggregate entered into for purposes other than "bona fide hedging" positions as defined in the regulations adopted by the Commodity Futures Trading Commission ("CFTC"). Moreover, no Fund currently intends to enter into Strategic Transactions, excluding Strategic Transactions that are "covered" or entered into for bona fide hedging purposes, that are in the aggregate principal amount in excess of 15% of the Fund's net assets. Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Sub-Advisor's ability to predict pertinent market movements which cannot be assured. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes.

         Strategic Transactions have associated risks including possible default by the other party to the transaction, illiquidity and, to the extent the Sub-Adviser's view as to certain market movements is incorrect, losses greater than if they had not been used. For more information about the Funds' use of put and call options, currency transactions and options and futures transactions and the risks associated with such transactions, see the sections relating to such strategies in this Statement of Additional Information and the Appendix to the applicable Prospectus. Losses resulting from the use of Strategic Transactions may reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

         Strategic Transactions expose a Fund to an obligation to another party. No Fund will enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash, receivables and U.S. Government securities and other liquid, high grade debt, with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for hedging transactions and will, if the guidelines so require, set aside cash, U.S. Government securities or other liquid, high-grade debt securities in a segregated account with Boston Safe or with a designated sub-custodian in the prescribed amount.

         The use of Strategic Transactions is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded, the CFTC and may become subject to regulation by various state regulatory authorities. Each Fund will comply with the applicable regulatory requirements when utilizing Strategic Transactions. In addition, a Fund's ability to use Strategic Transactions may be limited by tax considerations.
See "Taxes."


         SPECIAL RISKS OF STRATEGIC TRANSACTIONS. The use of Strategic Transactions involves special considerations and risks, as described below. Additional risks pertaining to particular Strategic Transactions are described in other sections of this Statement of Additional Information. Successful use of most

Strategic Transactions depends upon the Sub-Advisor's ability to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. There may be imperfect correlation, or even no correlation, between price movements of Strategic Transactions and price movements of the related portfolio or currency positions. Such a lack of correlation might occur due to factors unrelated to the value of the related portfolio or currency positions, such as speculative or other pressures on the markets in which Strategic Transactions are traded. Strategic Transactions, if successful, can reduce risk of loss or enhance income, by wholly or partially offsetting the negative effect of, or accurately predicting, unfavorable price movements or currency fluctuations in the related portfolio or currency position. However, Strategic Transactions can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the positions. In addition, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Strategic Transactions involving obligations to third parties (i.e., Strategic Transactions other than purchased options). These requirements might impair the Fund's ability to sell a portfolio security or currency position or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security or currency position at a disadvantageous time.

         SWAPS, CAPS, FLOORS AND COLLARS. Among the Strategic Transactions into which a Fund may enter, consistent with the Fund's investment policies and restrictions, are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. A Fund would enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. A Fund will use these transactions as hedges and not speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or value.

         A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, Sierra Advisors and the Company believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. If there is a default by the counterpart, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principles and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.


STRATEGIES AVAILABLE TO U.S. GOVERNMENT, CALIFORNIA MUNICIPAL, CALIFORNIA INSURED INTERMEDIATE MUNICIPAL, FLORIDA INSURED MUNICIPAL, NATIONAL MUNICIPAL, CORPORATE INCOME, SHORT TERM GLOBAL GOVERNMENT, SHORT TERM HIGH QUALITY BOND, GROWTH, EMERGING GROWTH, GROWTH AND INCOME AND INTERNATIONAL GROWTH FUNDS



         FUTURES ACTIVITIES. The Funds may enter into futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade. These investments may be made by the Fund involved for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates and market conditions, and for otherwise permitted Strategic Transactions. In the case of the California Municipal, the California Insured Intermediate and the Florida Insured Municipal Funds, such investments will be made only in unusual circumstances, such as when that Funds' Sub-Advisor anticipates an extreme change in interest rates or market conditions. The ability of a Fund to trade in futures contracts and options on futures contracts may be materially limited by the requirement of the Internal Revenue

Code of 1986, as amended, (the "Internal Revenue Code"), applicable to a regulated investment company. See "Taxes" following.


         FUTURES CONTRACTS. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific financial instrument (debt security) at a specified price, date, time and place. A bond index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. No physical delivery of the underlying securities in the index is made.

         The purpose of entering into a futures contract by a Fund is to protect the Fund from fluctuations in the value of its securities caused by anticipated changes in interest rates or market conditions without necessarily buying or selling the securities. For example, if the California Municipal Fund, the California Insured Intermediate Fund or the Florida Insured Municipal Fund owns long-term bonds and tax-exempt rates are expected to increase, the Fund might enter into futures contracts to sell a municipal bond index. This transaction would have much the same effect as the Fund's selling some of the long-term bonds in its portfolio. If tax-exempt rates increase as anticipated, the value of certain long-term municipal securities in the portfolio would decline, but the value of the Fund's futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Of course, since the value of portfolio securities will far exceed the value of the futures contracts entered into by a Fund, an increase in the value of the futures contract would only mitigate -- but not totally offset -- the decline in the value of the portfolio.

         No consideration is paid or received by a Fund upon entering into a futures contract. Initially, a Fund would be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is in its nature the equivalent of a performance bond or good faith deposit on the contract, which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

         There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by a Fund is subject to the ability of the Fund's Sub-Advisor to correctly predict movements in the direction of interest rates or changes in market conditions. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying index or securities and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates.

         Although the Funds intend to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices would move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

         To ensure that transactions constitute bona fide hedges in instances involving the purchase or sale of a futures contract, the Funds will be required to either (i) segregate sufficient cash or high-grade liquid assets to cover the outstanding position or (ii) cover the futures contract by either owning the instruments underlying the futures contract or by holding a portfolio of securities with characteristics substantially similar to the underlying index or stock index comprising the futures contract or by holding a separate option permitting it to purchase or sell the same futures contract. Because of the imperfect correlation between the movements in the price of underlying indexes or stock indexes of various futures contracts and the movement of the price of securities in the Funds' portfolios, the Funds will periodically make adjustments to its index futures contracts positions to appropriately reflect the relationship between the underlying portfolio and the indexes. The Fund will not maintain short positions in index or stock index futures contracts, options written on index or stock index futures contracts and options written on indexes or stock indexes, if in the aggregate, the value of these positions exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those positions, adjusted for the historical volatility relationship between the portfolio and the index contracts.

         OPTIONS ON FUTURES CONTRACTS. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the price of the option to the purchaser is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Fund holding the options.

         The Funds may purchase and write put and call options on futures contracts that are traded on a U.S. exchange or board of trade as a hedge against changes in the value of its portfolio securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

         There are several risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the purchase of put or call options will be based upon predictions as to anticipated interest rate and market trends by the Funds' Sub-Advisors, which could prove to be inaccurate. Even if the expectations of the Sub-Advisors are correct, there may be an imperfect correlation between the change in the value of the options and the portfolio securities hedged.

STRATEGIES AVAILABLE TO U.S. GOVERNMENT, CORPORATE INCOME, SHORT TERM HIGH QUALITY BOND, GROWTH AND INCOME, EMERGING GROWTH, SHORT TERM GLOBAL GOVERNMENT, GROWTH AND INTERNATIONAL GROWTH FUNDS


         OPTIONS ON SECURITIES. The Funds may write covered put options and covered call options on securities, purchase put and call options on securities and enter into closing transactions. The Funds may not write put options with respect to more than 50% of their total assets.

         Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. A Fund may write (1) in-the-money call options when its Sub-Advisor expects that the price of the underlying security will remain flat or decline moderately during the option period, (2) at-the-money call options when its Sub-Advisor expects that the price of the underlying security will remain flat or advance moderately during the option period and (3) out-of-the-money call options when its Sub-Advisor expects that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone.
In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments as such call options described above.

         So long as the obligation of the Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, the Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing

Corporation (the "Clearing Corporation") and of the securities exchange on which the option is written.

         An option may be closed out only when there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. In light of this fact and current trading conditions, the Fund expects to purchase or write call or put options issued by the Clearing Corporation, except that options on U.S. Government securities may be purchased or written in the over-the-counter market. Over-the-counter options can be closed out only by agreement with the primary dealer in the transaction. National securities exchanges on which options are traded are: The Chicago Board Options Exchange (CBOE), The Board of Trade of the City of Chicago (CBT), American Stock Exchange (AMEX), Philadelphia Stock Exchange (PHLX), Pacific Stock Exchange (PSE) and the New York Stock Exchange (NYSE). Any over-the-counter option written by a Fund will be with a qualified dealer pursuant to an agreement under which the Fund may repurchase the option at a formula price at which the Fund would have the absolute right to repurchase an over-the-counter option it has sold. Such options will be considered illiquid in an amount equal to the formula price, less the amount by which the option is "in-the-money." In the event of the insolvency of the primary dealer, the Fund may not be able to liquidate its position in over-the-counter options, and the ability of the Fund to enter into closing purchase transactions on options written by the Fund may result in a material loss to the Fund.

         The Fund may realize a profit or loss upon entering into closing transactions. In cases where the Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option, and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when the Fund has purchased an option and engages in a closing sale transaction, the Fund will realize a profit or loss to the extent that the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs.

         To facilitate closing transactions, the Fund will generally purchase or write only those options for which its Sub-Advisor believes there is an active secondary market although there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the Clearing Corporation and the securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such events, it might not be possible to effect closing transactions in particular options. If as a covered call option writer the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

         Securities exchanges have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the particular Fund and other clients of Sierra Advisors and its Sub-Advisors and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.

         In the case of options written by a Fund that are deemed covered by virtue of the Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying security with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice. In these instances, the Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Fund will not bear any market risk, since the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock. The Fund may however, incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

         Additional risks exist with respect to mortgage-backed U.S. Government securities for which the Fund may write covered call options. If a Fund writes covered call options on a mortgage-backed security, the security that it holds as cover may, because of scheduled amortization of unscheduled prepayments, cease to be sufficient cover. The Fund will compensate by purchasing an appropriate additional amount of mortgage-backed securities.

STRATEGIES AVAILABLE TO SHORT TERM GLOBAL GOVERNMENT, GROWTH AND INCOME, EMERGING GROWTH, INTERNATIONAL GROWTH, SHORT TERM HIGH QUALITY BOND, CALIFORNIA INSURED INTERMEDIATE MUNICIPAL AND GROWTH FUNDS


         OPTIONS ON SECURITIES INDEXES. In addition to options on securities, the Funds may also purchase and sell call and put options on securities indexes. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index.

         Options on securities indexes entail risks in addition to the risks of options on securities. Because exchange trading of options on securities indexes is relatively new, the absence of a liquid secondary market to close out an option position is more likely to occur, although the Fund generally will purchase or write such an option only if its Sub-Advisor believes the option can be closed out.

         Use of options on securities indexes also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase such options unless its Sub-Advisor believes the market is sufficiently developed for the risk of trading in such options to be no greater than the risk of trading in options on securities.

         Price movements in the Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on securities indexes cannot serve as a complete hedge. Because options on securities indexes require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.


STRATEGIES AVAILABLE TO CORPORATE INCOME, EMERGING GROWTH, SHORT TERM GLOBAL GOVERNMENT, SHORT TERM HIGH QUALITY BOND, GROWTH AND INCOME, GROWTH AND INTERNATIONAL GROWTH FUNDS


         AMERICAN, EUROPEAN AND CONTINENTAL DEPOSITARY RECEIPTS. The Funds may invest in the securities of foreign and domestic issuers in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), and are receipts issued in Europe typically by non-U.S. banking and trust companies that evidence ownership of either foreign or U.S. securities. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs and CDRs, in bearer form, are designed for use in European securities markets.

         FOREIGN CURRENCY EXCHANGE TRANSACTIONS. The Funds may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates. The Funds' dealings in forward currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward foreign currency with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward foreign currency with respect to portfolio security positions denominated or quoted in such foreign currency. A Fund may not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currently convertible into that particular currency.


         If a Fund enters into a position hedging transaction, the Trust's custodian or sub-custodian will, except in circumstances where segregated accounts are not required by the 1940 Act and the rules adopted thereunder, place cash, U.S. Government Securities or high grade debt obligations in a segregated account for the Fund in an amount at least equal to the value of the Fund's total assets committed to the consummation of the forward contract. For each forward foreign currency exchange contract that is used to hedge a securities position denominated in a foreign currency, but for which the hedging position no longer provides, in the opinion of the Sub-Advisor or the Advisor, sufficient protection to consider the contract to be a hedge, the Fund maintains with its custodian a segregated account of cash, U.S. Government Securities or high grade debt obligations in an amount at least equal to the portion of the contract that is no longer sufficiently covered by such hedge. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will equal the amount of the Fund's unhedged exposure (in the case of securities denominated in a foreign currency) or commitment with respect to the contract. Hedging transactions may be made from any foreign currency into U.S. dollars or into other appropriate currencies.


         At or before the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the amount of the currency that it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

         The cost to a Fund of engaging in currency transactions with factors such as, the currency involved, the length of the contract period and the prevailing market conditions. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, forward currency contracts may limit the risk of loss due to a decline in the value of the hedged currency increase.

         If a devaluation of a currency is generally anticipated, a Fund may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

         The Funds, in addition, may combine forward currency exchange contracts with investments in securities denominated in other currencies in an attempt to create a combined investment position, the overall performance of which will be similar to that of a security denominated in a Fund's underlying currency. For instance, a Fund could purchase a U.S. dollar-denominated security and at the same time enter into a forward currency exchange contract to exchange U.S. dollars for its underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, the Fund may be able to "lock in" the foreign currency value of the security and adopt a synthetic investment position whereby the Fund's overall investment return from the combined position is similar to the return from purchasing a foreign currency-denominated instrument.

         There is a risk in adopting a synthetic investment position. It is impossible to forecast with absolute precision what the market value of a particular security will be at any given time. If the value of a security denominated in the U.S. dollar or other foreign currency is not exactly matched with a Fund's obligation under a forward currency exchange contract on the date of maturity, the Fund may be exposed to some risk of loss from fluctuations in that currency. Although each Fund's Sub-Advisor will attempt to hold such mismatching to a minimum, there can be no assurance that the Fund's Sub-Advisor will be able to do so.


         Although the foreign currency market is not believed to be necessarily more volatile than the market in other commodities, there is less protection against defaults in the forward trading to currencies than there is in trading such currencies on an exchange because such forward contracts are not guaranteed by an exchange or clearing house. The CFTC has indicated that it may assert jurisdiction over forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such transactions. In the event that such prohibition included the Fund, it would cease trading such contracts. Cessation of trading might adversely affect the performance of a Fund.



STRATEGIES AVAILABLE TO SHORT TERM GLOBAL GOVERNMENT, GROWTH, INTERNATIONAL GROWTH, CALIFORNIA INSURED INTERMEDIATE MUNICIPAL AND SHORT TERM HIGH QUALITY BOND FUNDS
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         OPTIONS ON FOREIGN CURRENCIES. The Funds may purchase and write put and call options on foreign currencies for the purpose of hedging against declines in the U.S. Dollar value of foreign currency-denominated portfolio securities and against increases in the U.S. Dollar cost of such securities to be acquired. Such hedging includes cross hedging and proxy hedging where the options to buy or sell currencies involve other currencies besides the U.S. Dollar. As one example, a decline in the U.S. dollar value of a foreign currency in which securities are denominated will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. To protect against diminutions in the value of securities held by a Fund in a particular foreign currency, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in U.S. dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted. When an increase in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of the securities, the Fund conversely may purchase call options on the currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction, or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in the rates.

         The Funds may also write covered call options on foreign currencies for the types of hedging purposes described above. As one example, when a Fund anticipates a decline in the U.S. dollar value of foreign currency-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a covered call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss that may not be offset-by the amount of the premium. Through the writing of options on foreign currencies, the Fund may also be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

         A call option written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire the foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by Boston Safe, or by a designated sub-custodian) upon conversion or exchange of other foreign currency held by the Fund. A call option also is covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written when the exercise price of the call held
(1) is equal to or less than the exercise price of the call written or (2) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Government Securities and other high-grade liquid debt securities in a segregated account with Boston Safe or with a designated sub-custodian.

         Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on those exchanges. As a result, many of the projections provided to traders on organized exchanges will be available with respect to those transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (the "OCC"), thereby reducing the risk of counterpart default. Further, a liquid secondary market in options traded on a national securities exchange may exist, potentially permitting the Fund to liquidate open positions at a profit prior to their exercise or expiration, or to limit losses in the event of adverse market movements.

         The purchase and sale of exchange-traded foreign currency options are subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exercise and settlement of exchange-traded foreign currency options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.


SPECIAL CONSIDERATIONS RELATING TO INTERNATIONAL GROWTH AND GROWTH FUNDS
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         SECURITIES IN DEVELOPING COUNTRIES. Although most of the investments of the International Growth, Emerging Growth and Growth Funds are made in securities of companies in (or governments of) developed countries, up to 30% of the total assets of the International Growth Fund, up to 5% of the total assets of the Emerging Growth Fund and up to 5% of the total assets of the Growth Fund may be invested in securities of companies in (or governments of) developing or emerging countries (sometimes referred to as "emerging markets") as well. A developing or emerging country is generally considered by the international financial community, in the opinion of Sierra Advisors or the Sub- Advisor of the International Growth Fund or Growth Fund, to be a country that is in the initial stages of its industrialization cycle. Investing in the equity and fixed-income markets of developing or emerging in countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries. Historical experience indicates that the markets of developing or emerging countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.


         Price movements in the Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on securities indexes cannot serve as a complete hedge. Because options on securities indexes require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.

STRATEGY AVAILABLE TO CORPORATE INCOME, NATIONAL MUNICIPAL, SHORT TERM GLOBAL GOVERNMENT, GROWTH, GROWTH AND INCOME, EMERGING GROWTH, INTERNATIONAL GROWTH, GLOBAL MONEY, U.S. GOVERNMENT MONEY, CALIFORNIA MONEY, CALIFORNIA INSURED INTERMEDIATE MUNICIPAL AND SHORT TERM HIGH QUALITY BOND FUNDS
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         LENDING OF PORTFOLIO SECURITIES. Each of the Funds will adhere to the following conditions whenever its portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities rises above the level of the collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the loaned securities may pass to the borrower, provided that if a material event adversely affecting the investment occurs, the Company's Board of Trustees must terminate the loan and regain the right to vote the securities. From time to time, the Funds may pay a part of the interest earned from the investment of the collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Company and that is acting as a "finder". The Funds will not lend more than 20% of their respective total assets.


STRATEGIES AVAILABLE TO CALIFORNIA MONEY, CALIFORNIA MUNICIPAL, CALIFORNIA INSURED INTERMEDIATE MUNICIPAL, FLORIDA INSURED MUNICIPAL AND NATIONAL MUNICIPAL FUNDS
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         MUNICIPAL SECURITIES. Municipal Securities are securities, the interest on which qualifies for exclusion from gross income for federal income tax purposes in the opinion of bond counsel to the issuer. The three principal classifications of Municipal Securities are Municipal Bonds, Municipal Commercial Paper and Municipal Notes.

         Municipal Bonds, which generally have a maturity of more than one year when issued, have two principal classifications: General Obligation Bonds and Revenue Bonds. An AMT-Subject Bond is a particular kind of Revenue Bond. The classifications of Municipal Bonds and AMT-Subject Bonds are discussed below.

         1. GENERAL OBLIGATION BONDS. The proceeds of these obligations are used to finance a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. General Obligation Bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.

         2. REVENUE BONDS. Revenue Bonds are issued to finance a wide variety of capital projects, including; electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security for a Revenue Bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund which may be used to make principal and interest payments on the issuer's obligations. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

         3. AMT-SUBJECT BONDS. AMT-Subject Bonds are considered Municipal Bonds if the interest paid on them is excluded from gross income for federal income tax purposes and if they are issued by or on behalf of public authorities to raise money to finance, for example, privately operated manufacturing or housing facilities, publicly operated airport, dock, wharf, or mass-commuting facilities. The payment of the principal and interest on these bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

         California has a variety of Special Tax District debt obligations, such as Act 1911 and 1915 Special Assessment Bonds, Mello-Roos Bonds and Tax Allocation bonds, which are defined as property-backed general obligation substitutes (because the assessments for improvement do not require voter approval). The proceeds from the issuance of these essential purpose Special Tax District Bonds are generally used to develop raw land. As a result, these issues tend not to carry a credit rating.

         Issues of MUNICIPAL COMMERCIAL PAPER typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by agencies of state and local governments to finance seasonal working capital needs of municipalities or to provide interim construction financing, and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

         MUNICIPAL NOTES generally are used to provide for short-term capital needs and generally have maturities of one year or less. Municipal Notes include:

         1. TAX ANTICIPATION NOTES. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes and are payable from these specific future taxes.

         2. REVENUE ANTICIPATION NOTES. Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.

         3. BOND ANTICIPATION NOTES. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for the repayment of the notes.

         4. CONSTRUCTION LOAN NOTES. Construction Loan Notes are sold to provide construction financing. Permanent financing, the proceeds of which are applied to the payment of Construction Loan Notes, is sometimes provided by a commitment by GNMA to purchase the loan, accompanied by a commitment by the Federal Housing Administration to insure mortgage advances thereunder. In other instances, permanent financing is provided by commitments of banks to purchase the loan. A Municipal Fund will only purchase Construction Loan Notes that are subject to GNMA or bank purchase commitments.

         From time to time, proposals to restrict or eliminate the federal income tax exemption for interest on Municipal Securities have been introduced before Congress. Similar proposals may be introduced in the future. In addition, the Internal Revenue Code, as amended, currently provides that small issue private activity bonds will not be tax-exempt if the bonds are issued after December 31, 1986 and the proceeds are used to finance projects other than manufacturing facilities. Interest on certain small issue private activity bonds used to finance manufacturing facilities will not be tax-exempt if such bonds are issued after December 31, 1989. If these deadlines are not extended, or, if a proposal to restrict or eliminate the federal tax exemption for interest on Municipal Securities were enacted, the availability of Municipal Securities for investment by the Municipal Funds would be adversely affected. In such event, the

Municipal Funds would reevaluate their respective investment objectives and policies and submit possible changes in the structure of the Funds for the consideration of shareholders.

         FLOATING RATE AND VARIABLE RATE OBLIGATIONS. The Municipal Funds may purchase floating rate and variable rate obligations, including participation interests therein. Variable rate obligations provide for a specified periodic adjustment in the interest rate, while floating rate obligations have an interest rate that changes whenever there is a change in the external interest rate. The Funds may purchase floating rate and variable rate obligations that carry a demand feature which would permit the Funds to tender them back to the issuer or remarketing agent at par value prior to maturity. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks.

         PARTICIPATION INTERESTS. The Municipal Funds may invest in participation interests purchased from banks in floating rate or variable rate municipal securities (such as AMT-Subject Bonds) owned by banks. A participation interest gives the purchaser an undivided interest in the municipal security in the proportion that the relevant Fund's participation interest bears to the total principal amount of the municipal security and provides a demand repurchase feature. Each participation is backed by an irrevocable letter of credit or guarantee of a bank that meets the prescribed quality standards of the Fund. A Fund has the right to sell the instrument back to the issuing bank or draw on the letter of credit on demand for all or any part of the Fund's participation interest in the municipal security, plus accrued interest. Banks will retain or receive a service fee, letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the municipal securities over the negotiated yield at which the instruments were purchased by the Fund. Participation interests in the form to be purchased by the Fund are new instruments, and no ruling of the Internal Revenue Service has been secured relating to their tax-exempt status. The Funds intend to purchase participation interests based upon opinions of counsel to the issuer to the effect that income from them is tax-exempt to the Fund.

         STAND-BY COMMITMENTS. The Municipal Funds may acquire stand-by commitments with respect to municipal securities held in their respective portfolios. Under a stand-by commitment, a broker-dealer, dealer or bank would agree to purchase, at the relevant Funds' option, a specified municipal security at a specified price. Thus, a stand-by commitment may be viewed as the equivalent of a "put" option acquired by a Fund with respect to a particular municipal security held in the Fund's portfolio.

         The amount payable to a Fund upon its exercise of a stand-by commitment normally would be (1) the acquisition cost of the municipal security (excluding any accrued interest that the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security, plus,
(2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Fund. Absent unusual circumstances, the Fund would value the underlying municipal security at amortized cost. As a result, the amount payable by the broker-dealer, dealer or bank during the time a stand-by commitment is exercisable would be substantially the same as the value of the underlying municipal security.

         A Fund's right to exercise a stand-by commitment would be unconditional and unqualified. Although a Fund could not transfer a stand-by commitment, it could sell the underlying municipal security to a third party at any time. It is expected that stand-by commitments generally will be available to the Funds without the payment of any direct or indirect consideration. The Funds may, however, pay for stand-by commitments if such action is deemed necessary. In any event, the total amount paid for outstanding stand-by commitments held in a Fund's portfolio would not exceed 1/2 of 1% of the value of a Fund's total assets calculated immediately after each stand-by commitment is acquired.

         The Funds intend to enter into stand-by commitments only with broker-dealers, dealers or banks that their Sub-Advisor believes present minimum credit risks. A Fund's ability to exercise a stand-by commitment will depend on the ability of the issuing institution to pay for the underlying securities at the time the stand-by commitment is exercised. The credit of each institution issuing a stand-by commitment to a Fund will be evaluated on an ongoing basis by its Sub-Advisor in accordance with procedures established by the Board of Trustees.

         A Fund intends to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its right thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation of the underlying municipal security. Each stand-by commitment will be valued at zero in determining net asset value. Should a Fund pay directly or indirectly for a stand-by commitment, its costs will be reflected in realized gain or loss when the commitment is exercised or expires. The maturity of a municipal security purchased by a Fund will not be considered shortened by any stand-by commitment to which the obligation is subject. Thus, stand-by commitments will not affect the dollar-weighted average maturity of a Fund's portfolio.

SPECIAL CONSIDERATIONS RELATING TO CALIFORNIA MUNICIPAL SECURITIES
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The ability of issuers to pay interest on, and repay principal of, California municipal securities ("California Municipal Securities") may be affected by (1) amendments to the California Constitution and related statutes that limit the taxing and spending authority of California government entities, (2) voter initiatives, (3) a wide variety of California laws and regulations, including laws related to the operation of health care institutions and laws related to secured interests in real property and (4) the general financial condition of the State of California. The following information constitutes only a brief summary, and is not intended as a complete description. The information has been drawn, in some cases by excerpt, from official statements relating to securities offerings of the State of California available as of the date of this Statement of Additional Information. While the information has not been independently verified by the California Money Fund, the California Municipal Fund, or the California Insured Intermediate Municipal Tax Exempt Fund (the "California Fund"), the California Fund has no reason to believe that such information is not correct in all material respects.

AMENDMENTS TO THE CALIFORNIA CONSTITUTION AND RELATED STATUTES. Certain of the California Municipal Securities may be obligations of issuers who rely in whole or in part on ad valorem real property taxes as a source of revenue. On June 6, 1978, California voters approved an amendment to the California Constitution known as Proposition 13, which added Article XIIIA to the California Constitution. The effect of Article XIIIA is to limit ad valorem taxes on real property, and to restrict the ability of taxing entities to increase real property tax revenues. On November 7, 1978, California voters approved Proposition 8, and on June 3, 1986, California voters approved Proposition 46, both of which amended Article XIIIA.

Section 1 of Article XIIIA limits the maximum ad valorem tax on real property to 1% of full cash value (as defined in Section 2), to be collected by the counties and apportioned according to law; provided that the 1% limitation does not apply to ad valorem taxes or special assessments to pay the interest and redemption charges on (i) any indebtedness approved by the voters prior to July 1, 1978, or (ii) any bonded indebtedness for the acquisition or improvement of real property approved on or after July 1, 1978, by two-thirds of the votes cast by the voters voting on the proposition. Section 2 of Article XIIIA defines "full cash value" to mean "the County Assessor's valuation of real property as shown on the 1975/76 tax bill under 'full cash value' or, newly constructed, or a change in ownership has occurred after the 1975 assessment." The "full cash value" may be adjusted annually to reflect inflation at a rate not to exceed 2% per year, or reduction in the consumer price index or comparable local data, or reduced in the event of declining property value caused by damage, destruction or other factors. The California State Board of Equalization has adopted regulations, binding on county assessors, interpreting the meanings of "change in ownership" and "new construction" for purposes of determining full cash value of property under Article XIIIA.

Legislation enacted by the California Legislature to implement Article XIIIA (Statutes of 1978, Chapter 292, as amended) provides that notwithstanding any other law, local agencies may not levy any ad valorem property tax except to pay debt service on indebtedness approved by the voters prior to July 1, 1978, and that each county will levy the maximum tax permitted by Article XIIIA of $4.00 per $100 assessed valuation (based on the former practice of using 25%, instead of 100%, of full cash value as the assessed value for tax purposes). The legislation further provided that, for the 1978/79 fiscal year only, the tax levied by each county was to be apportioned among all taxing agencies within the county in proportion to their average share of taxes levied in certain previous years. The apportionment of property taxes in fiscal years after 1978/79 has been revised pursuant to Statutes of 1979, Chapter 282, which provides relief funds from State moneys beginning in fiscal year 1979/80 and is designed to provide a permanent system for sharing State taxes and budget funds with local agencies. Under Chapter 282, cities and counties receive more of the remaining property tax revenues collected under Proposition 13 instead of direct State aid. School districts receive a correspondingly reduced amount of property taxes, but receive compensation directly from the State and are given additional relief. Chapter 282 does not affect the derivation of the base levy ($4.00 per $100 of assessed valuation) and the bonded debt tax rate.


On November 6, 1979, an initiative known as "Proposition 9" or the "Gann Initiative" was approved by the California voters, which added Article XIIIB to the California Constitution. Under Article XIIIB, State and local governmental entities have an annual "appropriations limit" and are not allowed to spend certain moneys called "appropriations subject to limitation" in an amount higher than the "appropriations limit." Article XIIIB does not affect the appropriation of moneys which are excluded from the definition of "appropriations subject to limitation," including debt service on indebtedness existing or authorized as of January 1, 1979, or bonded indebtedness subsequently approved by the voters. In general terms, the "appropriations limit" is required to be based on certain 1978/79 expenditures, and is to be adjusted annually to reflect changes in consumer prices, population and certain services provided by these entities.

Article XIIIB also provides that if these entities' revenues in any year exceed the amounts permitted to be spent, the excess is to be returned by revising the tax rates or fee schedules over the subsequent two years.

Article XIIIB, like XIIIA, may require further interpretation by both the Legislature and the courts to determine its applicability to specific situations involving the State and local taxing authorities. Depending upon the interpretation, Article XIIIB may limit significantly a governmental entity's ability to budget sufficient funds to meet debt service on bonds and other obligations.

VOTER INITIATIVES. On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed State funding of public education below the university level and the operation of the State Appropriations Limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Under Proposition 98 (as modified by Proposition 111, which was enacted on June 5,
1990), K-14 schools are guaranteed the greater of (a) in general, a fixed percent of General Fund revenues ("Test 1"), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in Article XIII B by reference to State per capita personal income) and enrollment ("Test 2"), or (c) a third test, which would replace "Test 2" in any year when the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in State per capita personal income ("Test 3"). Under "Test 3," schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If "Test 3" is used in any year, the difference between "Test 3" and "Test 2" would become a "credit" to schools which would be the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth. Legislation adopted prior to the end of the 1988-89 Fiscal Year, implementing Proposition 98, determined the K- 14 schools' funding guarantee under Test 1 to be 40.3 percent of the General Fund Tax revenues, based on 1986-87 appropriations. However, that percent would be adjusted to account for redirection of local property taxes, since such a subsequent redirection directly affects the share of General Fund revenues to schools.

Proposition 98 permits the Legislature by two-thirds vote of both houses, with the Governor's concurrence, to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIII B limit to K-14 schools.

During the recent recession, General Fund revenues for several years were less than originally projected, so that the original Proposition 98 appropriations turned out to be higher than the minimum percentage provided in the law. The Legislature responded to these developments by designating the "extra" Proposition 98 payments in one year as a "loan" from future years' Proposition 98 entitlements, and also intended that the "extra" payments would not be included in the Proposition 98 "base" for calculating future years' entitlements. By implementing these actions, per-pupil funding from Proposition 98 sources stayed almost constant at approximately $4,220 from Fiscal Year 1991-92 to Fiscal Year 1993-94.

In 1992, a lawsuit was filed, called California Teachers' Association v. Gould, which challenged the validity of these off-budget loans. As part of the negotiations leading to the 1995-96 Budget Act, an oral agreement was reached to settle this case. It is expected that a formal settlement reflecting these conditions will be entered into in the near future.

The oral agreement provides that both the State and K-14 schools share in the repayment of prior years' emergency loans to schools. Of the total $1.76 billion in loans, the State will repay $935 million by forgiveness of the amount owed, while schools will repay $825 million. The State share of the repayment will be reflected as expenditures above the current Proposition 98 base calculation. The schools' share of the repayment will count as appropriations that count toward satisfying the Proposition 98 guarantee, or from "below" the current base. Repayments are spread over the eight-year period of 1994-95 through 2001-02 to mitigate any adverse fiscal impact. Once a court settlement is reached, and the Director of Finance certifies that such a settlement has occurred, approximately $377 million in appropriations from the 1995-96 Fiscal Year to schools will be disbursed in August 1996.

On November 4, 1986, California voters approved an initiative statute known as Proposition 62. This initiative (i) requires that any tax for general governmental purposes imposed by local governments be approved by resolution or ordinance adopted by a two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity, (ii) requires that any special tax (defined as taxes levied for other than general governmental purposes) imposed by a local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction, (iii) restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed, (iv) prohibits the imposition of ad valorem taxes on real property by local governmental entities except as permitted by Article XIIIA, (v) prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments, (vi) requires that any tax imposed by a local government on or after August 1, 1985 be ratified by a majority vote of the electorate within two years of the adoption of the initiative or be terminated by November 15, 1988, (vii) requires that, in the event a local government fails to comply with the provisions of this measure, a reduction in the amount of property tax revenue allocated to such local government occurs in an amount equal to the revenues received by such entity attributable to the tax levied in violation of the initiative, and
(viii) permits these provisions to be amended exclusively by the voters of the State of California.

In September 1988, the California Court of Appeal in City of Westminster v. County of Orange 204 Cal. App. 3d 623, 215 Cal. Rptr. 511 (Cal. Ct. App.
1988), held that Proposition 62 is unconstitutional to the extent that it requires a general tax by a general law city, enacted on or after August 1, 1985 and prior to the effective date of Proposition 62, to be subject to approval by a majority of voters. The Court held that the California Constitution prohibits the imposition of a requirement that local tax measures be submitted to the electorate by either referendum or initiative. It is not possible to predict the impact of this decision on charter cities, on special taxes, or on new taxes imposed after the effective date of Proposition 62.

On November 8, 1988, California voters approved Proposition 87. Proposition 87 amended Article XVI, Section 16, of the California Constitution by authorizing the California Legislature to prohibit redevelopment agencies from receiving any of the property tax revenue raised by increased property tax rates levied to repay bonded indebtedness of local governments which is approved by voters on or after January 1, 1989. It is not possible to predict whether the California Legislature will enact such a prohibition nor is it possible to predict the impact of Proposition 87 on redevelopment agencies and their ability to make payments on outstanding debt obligations.


The voters will be presented with a new initiative constitutional amendment on the November 1996 ballot. The Right to Vote on Taxes Act, sponsored by the Howard Jarvis Taxpayers Association, seeks to strengthen Proposition 62 by requiring majority voter approval for general taxes, two-thirds voter approval for special taxes (including taxes imposed for specific purposes but placed in the general fund), voter approval of existing local taxes enacted after January 1, 1995, and placing other restrictions on fees and assessments. As a constitutional amendment, the provisions would clearly apply to charter cities.

Another initiative on the November 1996 ballot, a statutory initiative sponsored by the California Tax Reform Association, would reimpose the now sunseted temporary 10 and 11 percent tax brackets and use the revenues from the increase to replace a portion of the property tax revenue shifted from cities, counties and special districts to schools on an ongoing basis since 1992.


OTHER RELEVANT CALIFORNIA LAWS. A wide variety of California laws and regulations may affect, directly or indirectly, the payment of interest on, or the repayment of the principal of, California Municipal Securities in which the California Fund may invest. The impact of such laws and regulations on particular California Municipal Securities may vary depending upon numerous factors including, among others, the particular type of Municipal Security involved, the public purpose funded by the Municipal Security and the nature and extent of insurance or other security for payment of principal and interest on the Municipal Security. For example, California Municipal Securities which are payable only from the revenues derived from a particular facility may be adversely affected by California laws or regulations which make it more difficult for the particular facility to generate revenues sufficient to pay such interest and principal, including, among others, laws and regulations which limit the amount of fees, rates or other charges which may be imposed for use of the facility or which increase competition among facilities of that type or which limit or otherwise have the effect of reducing the use of such facilities generally, thereby reducing the revenues generated by the particular facility. California Municipal Securities, the payment of interest and principal on which is insured in whole or in part by a California governmentally created fund, may be adversely affected by California laws or regulations which restrict the aggregate insurance proceeds available for payment of principal and interest in the event of a default on such Municipal Securities.

Certain California Municipal Securities in which the California Fund may invest may be obligations that are payable solely from the revenues of health care institutions. Certain provisions under California law may adversely affect such revenues and, consequently, payment on those California Municipal Securities.

The Federally sponsored Medicaid program for health care services to eligible welfare beneficiaries in California is known as the Medi-Cal program. Historically, the Medi-Cal program has provided for a cost-based system of reimbursement for inpatient care furnished to Medi-Cal beneficiaries by any hospital wanting to participate in the Medi-Cal program, provided such hospital met applicable requirements for participation. California law now provides that the State of California shall selectively contract with hospitals to provide acute inpatient services to Medi-Cal patients. Medi-Cal contracts currently apply only to acute inpatient services. Generally, such selective contracting is made on a flat per diem payment basis for all services to Medi-Cal beneficiaries, and generally such payment has not increased in relation to inflation, costs or other factors. Other reductions or limitations may be imposed in payment for services rendered to Medi-Cal beneficiaries in the future.

Under this approach, in most geographical areas of California, only those hospitals which enter into a Medi-Cal contract with the State of California will be paid for non- emergency acute inpatient services rendered to Medi-Cal beneficiaries. The State may also terminate these contracts without notice under certain circumstances and is obligated to make contractual payments only to the extent the California legislature appropriates adequate funding therefor.

In February 1987, the Governor of the State of California announced that payments to Medi-Cal providers for certain services (not including hospital acute inpatient services) would be decreased by ten percent through June 1987. However, a federal district court issued a preliminary injunction preventing application of any cuts until a trial on the merits can be held. If the injunction is deemed to have been granted improperly, the

State of California would be entitled to recapture the payment differential for the intended reduction period. It is not possible to predict at this time whether any decreases will ultimately be implemented.

California enacted legislation in 1982 that authorizes private health plans and insurers to contract directly with hospitals for services to beneficiaries on negotiated terms. Some insurers have introduced plans known as "preferred provider organizations" ("PPOs"), which offer financial incentives for subscribers who use only the hospitals which contract with the plan. Under an exclusive provider plan, which includes most health maintenance organizations ("HMOs"), private payors limit coverage to those services provided by selected hospitals. Discounts offered to HMOs and PPOs may result in payment to the contracting hospital of less than actual cost and the volume of patients directed to a hospital under an HMO or PPO contract may vary significantly from projections. Often, HMO or PPO contracts are enforceable for a stated term, regardless of provider losses or of bankruptcy of the respective HMO or PPO.
It is expected that failure to execute and maintain such PPO and HMO contracts would reduce a hospital's patient base or gross revenues. Conversely, participation may maintain or increase the patient base, but may result in reduced payment and lower net income to the contracting hospitals.

These Debt Obligations may also be insured by the State of California pursuant to an insurance program implemented by the Office of Statewide Health Planning and Development for health facility construction loans. If a default occurs on insured Debt Obligations, the State Treasurer will issue debentures payable out of a reserve fund established under the insurance program or will pay principal and interest on an unaccelerated basis from unappropriated State funds. At the request of the Office of Statewide Health Planning and Development, Arthur D. Little, Inc. prepared a study in December, 1983, to evaluate the adequacy of the reserve fund established under the insurance program and based on certain formulations and assumptions found the reserve fund substantially underfunded. In September of 1986, Arthur D. Little, Inc. prepared an update of the study and concluded that an additional 10% reserve be established for "multi-level" facilities. For the balance of the reserve fund, the update recommended maintaining the current reserve calculation method. In March of 1990, Arthur
D. Little, Inc. prepared a further review of the study and recommended that separate reserves continue to be established for "multi-level" facilities at a reserve level consistent with those that would be required by an insurance company.

Certain California Municipal Securities in which the California Fund may invest may be obligations which are secured in whole or in part by a mortgage or deed of trust on real property.

California has five principal statutory provisions which limit the remedies of a creditor secured by a mortgage or deed of trust, two of which limit the creditor's right to obtain a deficiency judgment. One of the limitations is based on the method of foreclosure and the other on the type of debt secured. Under the former, a deficiency judgment is barred when the foreclosure is accomplished by means of a nonjudicial trustee's sale. Under the latter, a deficiency judgment is barred when the foreclosed mortgage or deed of trust secures certain purchase money obligations. Another California statute, commonly known as the "one form of action" rule, requires the creditors secured by real property to exhaust their real property security by foreclosure before bringing a personal action against the debtor. The fourth statutory provision limits any deficiency judgment obtained by a creditor secured by real property following a judicial sale of such property to the excess of the outstanding debt over the fair value of the property at the time of the sale, thus preventing the creditor from obtaining a large deficiency judgment against the debtor as the result of low bids at a judicial sale. The fifth statutory provision gives the debtor the right to redeem the real property from any judicial foreclosure sale as to which a deficiency judgment may be ordered against the debtor.

Upon the default of a mortgage or deed of trust with respect to California real property, the creditor's nonjudicial foreclosure rights under the power of sale contained in the mortgage or deed of trust are subject to the constraints imposed by California law upon transfers of title to real property by private power of sale. During the three-month period beginning with the filing of a formal notice of default, the debtor is entitled to reinstate the mortgage by making any overdue payments. Under standard loan servicing procedures, the filing of the formal notice of default does not occur unless at least three full monthly payments have become due and remain unpaid. The power of sale is exercised by posting and publishing a notice of sale for at least 20 days after expiration of the three-month reinstatement period. Therefore, the effective minimum period for foreclosing on a home mortgage could be in excess of seven months after the initial default. Such time delays in collections could disrupt the flow of revenues available to an issuer for the payment of debt service on the outstanding obligations if such defaults occur with respect to a substantial number of mortgages or deeds of trust securing an issuer's obligations.

In addition, a court could find that there is sufficient involvement of the issuer in the nonjudicial sale of property securing a mortgage for such private sale to constitute "state action," and could hold that the private-right-of-sale proceedings violate the due process requirements of the Federal or State Constitutions, consequently preventing an issuer from using the nonjudicial foreclosure remedy described above.

Certain California Municipal Securities in which the California Fund may invest may be obligations which finance the acquisition of single family home mortgages for low and moderate income mortgagors. These obligations may be payable solely from revenues derived from the home mortgages, and are subject to the California statutory limitations described above applicable to obligations secured by real property. Under California anti-deficiency legislation, there is no personal recourse against a mortgagor of a single family residence purchased with the loan secured by the mortgage, regardless of whether the creditor chooses judicial or nonjudicial foreclosure.


Under California law, mortgage loans secured by single family owner-occupied dwellings may be prepaid at any time. Prepayment charges on such mortgage loans may be imposed only with respect to voluntary prepayments made during the first five years during the term of the mortgage loan, and cannot in any event exceed six months' advance interest on the amount prepaid in any twelve month period in excess of 20% of the original amount of the mortgage loan. This limitation could affect the flow of revenues available to an issuer for debt service on the outstanding debt obligations which financed such home mortgages.


Because of the diverse nature of such laws and regulations and the impossibility of either predicting in which specific California Municipal Securities the California Fund will invest from time to time or predicting the nature or extent of future changes in existing laws or regulations or the future enactment or adoption of additional laws or regulations, it is not presently possible to determine the impact of such laws and regulations on the Municipal Securities in which the California Fund may invest and, therefore, on the units of the California Fund.


THE GENERAL FINANCIAL CONDITION OF THE STATE OF CALIFORNIA. The 1989-90 Fiscal Year ended with revenues below estimates, so that the State's budget reserve (the Special Fund for Economic Uncertainties or "SFEU") was fully depleted by June 30, 1990. A recession began in mid-1990, which severely affected State General Fund revenues, and increased expenditures above initial budget appropriations due to greater health and welfare costs. The State's budget problems in recent years have also been caused by a structural imbalance in that the largest General Fund Programs -- K-14 education, health, welfare and corrections -- were increasing faster than the revenue base, driven by the State's rapid population growth. These pressures are expected to continue as population trends maintain strong demand for health and welfare services, as the school age population continues to grow, and as the State's corrections program responds to a "Three Strikes" law enacted in 1994, which requires mandatory life prison terms for certain third-time felony offenders.

As a result of these factors and others, from the late 1980's until 1992-93, the State had a period of budget imbalance. During this period, expenditures exceeded revenues in four out of six years, and the State accumulated and sustained a budget deficit in the SFEU approaching $2.8 billion at its peak at June 30, 1993. Starting in the 1990-91 Fiscal Year and for each fiscal year thereafter, each budget required multibillion dollar actions to bring projected revenues and expenditures into balance. The Legislature and Governor agreed on the following principal steps to produce Budget Acts in the years 1991-92 to 1993-94, including:

         o       significant cuts in health and welfare program expenditures;

         o transfers of program responsibilities and funding from the State to local governments (referred to as "realignment"), coupled with some reduction in mandates on local government;

         o transfer of about $3.6 billion in local property tax revenues from cities, counties, redevelopment agencies and some other districts to local school districts, thereby reducing State funding for schools under Proposition 98;

         o reduction in growth of support for higher education programs, coupled with increases in student fees;

         o revenue increases (particularly in the 1991-92 Fiscal Year budget), most of which were of a short duration;

         o increased reliance on aid from the federal government to offset the costs of incarcerating, educating and providing health and welfare services to illegal immigrants; and

         o       various one-time adjustments and accounting changes.

Despite these budget actions, as noted, the effects of the recession led to large, unanticipated deficits in the budget reserve, the SFEU, as compared to projected positive balances. By the 1993-94 Fiscal Year, the accumulated deficit was so large that it was impractical to budget to retire it in one year, so a two-year program was implemented, using the issuance of revenue anticipation warrants to carry a portion of the deficit over the end of the fiscal year. When the economy failed to recover sufficiently in 1993-94, a second two-year plan was implemented in 1994-95.

Another consequence of the accumulated budget deficits, together-with other factors such as disbursement of funds to local school districts "borrowed" from future fiscal years and hence not shown in the annual budget, was to significantly reduce the State's cash resources available to pay its ongoing obligations. When the Legislature and the Governor failed to adopt a budget for the 1992-93 Fiscal Year by July 1, 1992, which would have allowed the state to carry out its normal annual cash flow borrowing to replenish its cash reserves, the State Controller issued registered warrants to pay a variety of obligations representing prior years' or continuing appropriations, and mandates from court orders. Available funds were used to make constitutionally-mandated payments, such as debt service on bonds and warrants. Between July 1 and September 4, 1992 the State Controller issued a total of approximately $3.8 billion of registered warrants. After that date, all remaining outstanding registered warrants (about $2.9 billion) were called for redemption from proceeds of the issuance of 1992 Interim Notes after the budget was adopted.

In late spring of 1992, the State Controller issued revenue anticipation warrants maturing in the following fiscal year in order to pay the State's continuing obligations. The State was forced to rely increasingly on external debt markets to meet its cash needs, as a succession of notes and warrants were issued in the period from June 1992 to July 1994, often needed to pay previously maturing notes or warrants. These borrowings were used also in part to spread out the repayment of the accumulated budget deficit over the end of a fiscal year, as noted earlier.

The Governor's Budget Proposal for the 1994-95 Fiscal Year, as updated in May and June 1994, recognized that the accumulated deficit could not be repaid in one year, and proposed a two-year solution designed to eliminate the accumulated budget deficit, estimated at about $1.8 billion at June 30, 1994, by June 30, 1996.

The 1994-95 Budget Act, signed by the Governor on July 8, 1994, projected General Fund revenues and transfers of $41.9 billion, $2.1 billion more than actual revenues received in 1993-94, and expenditures of $40.9 billion, an increase of $1.6 billion from the prior year. As a result of the improving economy, the Department of Finance's final estimates for the fiscal year showed revenues and transfers of $42.7 billion and expenditures of $42.0 billion, reducing he accumulated budget deficit to about $600 million.

The principal features of the 1994-95 Budget Act were the following:

         1. Receipt of additional federal aid of about $760 million for costs of refugee assistance and costs of incarceration and medical care for illegal immigrants. Only about $33 million of this amount was received, with about another $98 million scheduled to be received in the 1995-96 Fiscal Year.

         2. Reductions of approximately $1.1 billion in health and welfare costs. Certain of these actions were blocked by legal challenges.

         3. A General Fund increase of approximately $38 million in support for the University of California and $65 million for California State University, accompanied by student fee increases for both the University of California and California State University.

         4. Proposition 98 funding for K-14 schools was increased by $526 million from 1993-94 Fiscal Year levels, representing an increase for enrollment growth and inflation. Consistent with previous budget agreements, Proposition 98 funding provided approximately $4,217 per student for K-12 schools, equal to the level in the prior three years.

         5. Additional miscellaneous cuts ($500 million), fund transfers ($255 million), adjustment to prior years' legislation concerning property tax shifts for local governments ($300 million).

The 1994-95 Budget Act contained no tax increases. Under legislation enacted for the 1993-94 Budget Act, the renters' tax credit was suspended for two years (1993 and 1994). A ballot proposition to permanently restore the renters' tax credit after this year failed at the June 1994 election. The Legislature enacted a further one-year suspension of the renters' tax credit, for 1995, saving about $390 million in the 1995-96 Fiscal Year.

The State's cash flow management plan for the 1994-95 Fiscal Year included the issuance of $4.0 billion of Revenue Anticipation Warrants, Series C and D (the "RAWs") on July 26, 1994, to mature on April 25, 1996, as part of a two-year plan to retire the accumulated State budget deficit. To assure payment of the RAWs, the Legislature enacted a backup mechanism which could result in automatic expenditure cuts if projected revenues did not meet certain targets (Section 12467 of the California Government Code, enacted by Chapter 135, Statutes of 1994, the "Budget Adjustment Law").

The third and last step in the Budget Adjustment Law process occurred on October 16, 1995, when the State Controller issued a report (the "October Trigger Report") reviewing the estimated cash condition of the General Fund for the 1995-96 Fiscal Year. The State Controller estimated that the General Fund would have at least $1.4 billion of internal cash resources on June 30, 1996 (i. e., external borrowing would not be needed on June 30, 1996). As a result of this funding, certain provisions of the Budget Adjustment Law, which could have ultimately led to automatic, across-the-board cuts in the General Fund budget, will not have to be implemented. Likewise, an earlier report issued on

November 15, 1994, avoided implementation of any automatic budget cuts in the 1994-95 fiscal year.)

The discussion below of the 1995-96 Fiscal Year budget is based on estimates and projections of revenues and expenditures for the current fiscal year and must not be construed as statements of fact. These estimates and projections are based upon various assumptions which may be affected by numerous factors, including future economic conditions in the State and the nation, and there can be no assurance that the estimates will be achieved.

Periodic reports on revenues and expenditures during the fiscal year are issued by the Administration, the State Controller's Office and the Legislative Analyst's Office. The Department of Finance issues a monthly Bulletin which reports the most recent revenue receipts, comparing them to Budget projections, and reports on other current developments affecting the Budget. The Administration also formally updates its budget projections twice during each fiscal year, generally in January and May.

With strengthening revenues and reduced caseload growth based on an improving economy, the State entered the 1995-96 Fiscal Year budget negotiations with the smallest nominal "budget gap" to be closed in many years. Nonetheless, serious policy differences between the Governor and Legislature prevented timely enactment of the budget. The 1995-96 Budget Act was signed by the Governor on August 3, 1995, 34 days after the start of the fiscal year. The Budget Act projected General Fund revenues and transfers of $44.1 billion, a 3.5 percent increase from the prior year. Expenditures were budgeted at $43.4 billion, a 4 percent increase. The Department of Finance projected that, after repaying the last of the carry over budget deficit, there would be a positive balance of $28 million in the budget reserve, the Special Fund for Economic Uncertainties, at June 30,1996. The Budget Act also projected Special Fund revenues of $12.7 billion and appropriated Special Fund expenditures of $13.0 billion.

The Governor's Budget for the 1996-97 Fiscal Year, released on January 10, 1996 (the "Governor's Budget"), updated the current year projections, so that revenues and transfers are estimated to be $45.0 billion, and expenditures to be $44.2 billion. The Special Fund for Economic Uncertainties is projected to have a positive balance of about $50 million at June 30, 1996, and on that date available internal borrowable resources (available cash, after payment of obligations due) will be about $2.2 billion. The Administration projects it will issue up to $2.0 billion of revenue anticipation notes in April, 1996, to mature June 30, 1996, to assist in cash flow management for the final two months of the year, after repayment of the $4.0 billion RAW issue on April 25, 1996.

The following are the principal features of the 1995-96 Budget Act:

         1. Proposition 98 funding for schools and community colleges was originally budgeted to increase by about $ 1.0 billion (General Fund) and $ 1.2 billion total above revised 1994-95 levels. Because of higher than projected revenues in 1994-95, an additional $543 million ($91 per K-12 ADA) was appropriated to the 1994-95 Proposition 98 entitlement. A large part of this is a block grant of about $54 per pupil for any one-time purpose. For the first time in several years, a full 2.7 percent cost of living allowance was funded. The budget compromise anticipates a settlement of the CTA v. Gould litigation discussed above under "Voter Initiatives". The Governor's Budget indicates that, with revenues even higher than projected, Proposition 98 apportionments will exceed the amounts originally budgeted, reaching a level of $4,500 per ADA.


         2. Cuts in health and welfare costs totaling about $0.9 billion. Some of these cuts (totaling about $500 million) require federal legislative or administrative approval, which were still pending as of February 1996.


         3. A 3.5 percent increase in funding for the University of California ($90 million General Fund) and the California State University system ($24 million General Fund), with no increases in student fees.

         4. The Budget, as updated by the 1996-97 Governor's Budget dated January 10, 1996, assumed receipt of $494 million in new federal aid for incarceration and health care costs of illegal immigrants, above commitments already made by the federal government.

         5. General Fund support for the Department of Corrections is increased by about 8 percent over the prior year, reflecting estimates of increased prison population, but funding is less than proposed in the 1995 Governor's Budget.

On January 10, 1996, the Governor released his proposed budget for the next fiscal year (the "Governor's Budget"). The Governor requested total General Fund appropriations of about $45.2 billion, based on projected revenues and transfers of about $45.6 billion, which would leave a budget reserve in the Special Fund for Economic Uncertainties at June 30, 1997 of about $400 million. The Governor renewed a proposal, which had been rejected by the Legislature in 1995, for a 15 percent phased cut in individual and corporate tax rates over three years (the budget proposal assumes this will be enacted, reducing revenues in 1996-97 by about $600 million). There was also a proposal to restructure trial court funding in a way which would result in a $300 million decrease in General Fund revenues. The Governor requested legislation to make permanent a moratorium on cost of living increases for welfare payments, and suspension of a renters tax credit, which otherwise would go back into effect in the 1996-97 Fiscal Year. He further proposed additional cuts in certain health and welfare programs, and assumed that cuts previously approved by the Legislature will receive federal approval. The Governor's Budget proposes increases in funding for K-12 schools under Proposition 98, for State higher education systems (with a second year of no student fee increases), and for corrections. The Governor's Budget projects external cash flow borrowing of up to $3.2 billion, mature by June 30, 1997.

ADDITIONAL CONSIDERATIONS. With respect to Municipal Securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the Trust cannot predict what legislation, if any, may be proposed in the California State Legislature as regards the California State personal income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of California Municipal Securities for investment by the California Fund and the value of the Fund's investments. In such event, the Trustees would reevaluate the investment objective and policies of the California Fund and consider changes in its investments structure or possible dissolution.

SPECIAL CONSIDERATIONS RELATING TO FLORIDA MUNICIPAL SECURITIES
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         The following information constitutes only a brief summary, and does not purport to be a complete description. The information in this section is updated periodically. While the Fund has not independently verified such information, it has no reason to believe that such information is not correct in all material respects. The source of the 1994-95, 1995-96 and 1996-97 figures set forth below is the Revenue and Economic Analysis Unit of the Executive Office of the Governor of the State of Florida. Such figures are preliminary and subject to change without notice.

POPULATION. In 1980, Florida was ranked seventh among the fifty states with a population of 9.7 million people. The State has grown dramatically since then and as of April 1, 1994 ranks fourth with an estimated population of 14.1 million. Since the beginning of the eighties, Florida has surpassed Ohio, Illinois, and Pennsylvania in total population. Florida's attraction, as both a growth and retirement state, has kept net migration at an average of 235,600 new residents per year, from 1985 through 1994.

INCOME. Over the years, Florida's personal income has grown at a strong pace and has generally outperformed both the U.S. as a whole and the southeast in particular. The reasons for this are twofold: first, as mentioned above, Florida's population has expanded at a very strong pace; and second, the State's economy since the early seventies has diversified in such a way as to provide a broader economic base. As a result, Florida's per capita personal income has tracked closely with the national average. Furthermore, the State's per capita personal income has historically tracked above the southeast. From 1985 through 1994, Florida's per capita income rose an average 5.0% per year, while national per capita income increased an average 4.9%.

         The structure of Florida's income differs from that of the nation and the southeast. Because Florida has a proportionally greater retirement age population, property income (dividends, interest, and rent) and transfer payments (social security and pension benefits, among other sources of income) are a relatively more import source of income. For example, Florida's employment income in 1995 represented 60.6% of total personal income, while the nation's share of total personal income in the form of wages and salaries and other labor benefits was 70.8%. Florida's income is dependent upon transfer payments controlled by the federal government.

EMPLOYMENT. Since 1985, the State's population has increased an estimated 26.1%. In the same period of time, Florida's total non-farm employment has grown by approximately 2.85%. The average rate of unemployment for Florida since 1986 is 6.2% while the national average is 6.2%. Though the State has grown by an average of 286,000 people per year, the strength of the economy has created an environment that has more than absorbed new residents seeking employment. The job creation rate for the State of Florida is almost twice the rate for the nation as a whole, since 1985.

CONSTRUCTION. Florida's dependency on the highly cyclical construction and construction-related manufacturing sectors has declined. For example, total contract construction employment as a share of total non-farm employment reached a peak of over 10% in 1973. In 1980, the share was roughly 7.5%, and in 1995, the share had edged downward to nearly 5%. This trend is expected to continue as Florida's economy continues to diversify. Florida, nevertheless, has a dynamic construction industry, with single and multi-family housing starts accounting for approximately 8.5% of total U.S. housing starts in 1995, while the State's population is 5.4% of the nation's population. Since 1985, total housing starts have averaged 115,500 per year. The increase in interest rates in 1995 has limited the growth of construction in the state.

         A driving force behind Florida's construction industry is of course its rapid growth in population. While annual growth in the State's population is projected to slow somewhat, it is still expected to grow close to 230,000 new residents per year throughout the 1990's.

TOURISM.  Tourism is one of Florida's most important industries.  Approximately
40.7 million people visited the State in 1994, as reported by the Florida Department of Commerce. As discussed below, tourism in Florida has declined due to negative publicity regarding crime.

OUTLOOK. The current Florida Economic Consensus Estimating Conference forecast shows that the Florida economy is expected to decelerate along with the nation, but will continue to outperform the U.S. as a whole as a result of relatively rapid population growth. Single and multi-family housing starts are projected to reach a combined level of nearly 113,200 in 1995-96 and 108,900 in 1996-97. Multi-family starts have been slow to recover, but they are showing some strong growth lately and should maintain a level of 37,400 in 1995-96 and almost 32,100 in 1996-97. Single family starts are expected to be slightly over 80,000 this year and 82,200 next year. Total construction expenditures are forecasted to increase 2.4% this year and increase 1.7% next year.

         Real personal income in Florida is estimated to increase 4.7% in 1995-96 and increase 3.8% in 1996-97 while real personal income per capita is projected to grow at 2.9% in 1995-96 and 1.9% in 1996-97.

         Florida tourism still appears to be suffering from the effects of negative publicity regarding crime against tourists in the state. Also, factors such as "product maturity" of a Florida vacation package, higher prices, and more aggressive marketing by competing vacation destinations, could be contributory causes of the tourism slowdown.

         Tourist arrivals are expected to decrease by 4.7% this fiscal year and rebound by 4.5% next year. Air tourists are expected to decrease by 1.6% this year and increase by 2.6% next year, while auto tourists are expected to fall by 8.0% in 1995-96 but increase 6.8% in 1996-97. By the end of this fiscal year, 39.4 million domestic and international tourists are expected to have visited the State. In 1996-97, tourist arrivals should approximate 41.2 million.

         REVENUES AND EXPENDITURES. Financial operations of the State of Florida covering all receipts and expenditures are maintained through the use of four fund types - the General Revenue Fund, Trust Funds, the Working Capital Fund and beginning in fiscal year 1994-95, the Budget Stabilization Fund. The General Revenue Fund receives the majority of State tax revenues. The Trust Funds consist of monies received by the State which under law or trust agreement are segregated for a purpose authorized by law. Revenues in the General Revenue Fund which are in excess of the amount needed to meet appropriations may be transferred to the Working Capital Fund. The Florida

Constitution and Statutes mandate that the State budget as a whole, and each separate fund within the State budget, be kept in balance from currently available revenues each State fiscal year.

         Estimated fiscal year 1995-96 General Revenue plus Working Capital and Budget Stabilization funds available total $15,311.3 million, a 3.3% increase over 1994-95. With combined General Revenue, Working Capital Fund and Budget Stabilization Fund appropriations at $14,808.6 million, unencumbered reserves at the end of 1995-96 are estimated at $502.7 million.

         Estimated fiscal year 1996-97 General Revenue plus Working Capital and Budget stabilization funds available total $16,094.7 million, a 5.1% increase over 1995-96.

         In fiscal year 1994-95, the State derived approximately 66% of its total direct revenues to these funds from State taxes and fees. Federal funds and other special revenues accounted for the remaining revenues. Major sources of tax revenues to the General Revenue Fund are the sales and use tax, corporate income tax, intangible personal property tax, and beverage tax, which amounted to 67%, 7%, 4% and 4%, respectively, of total General Revenue Funds available.

         State expenditures are categorized for budget and appropriation purposes by type of fund and spending unit, which are further subdivided by line item. In fiscal year 1994-95, appropriations from the General Revenue Fund for education, health and welfare, and public safety amounted to 49%, 32% and 11%, respectively, of total General Revenue Funds available.

         SALES AND USE TAX. The greatest single source of tax receipts in Florida is the sales and use tax. The sales tax is 6% of the sales price of tangible personal property sold at retail in the State. The use tax is 6% of the cost price of tangible personal property when the same is not sold but is used, or stored for use, in the State. The use tax also applies to the use in the State of tangible personal property purchased outside Florida which would have been subject to the sales tax if purchased from a Florida dealer.
Slightly less than 10% of the sales tax is designated for local governments and is distributed to the respective counties in which collected for use by such counties and municipalities therein. In addition to this distribution, local governments may (by referendum) assess a .5% or 1% discretionary sales surtax within their county. Proceeds from this local option sales tax are earmarked for funding local infrastructure programs and acquiring land for public recreation or conservation or protection of natural resources. In addition, non-consolidated counties with a population in excess of 800,000 may levy a local option sales tax to fund indigent health care. The tax rate cannot exceed .5% and the combined levy of this indigent health care surtax and the aforementioned infrastructure surtax cannot exceed 1%. Furthermore, charter counties which adopted a charter prior to June 1, 1976, and each county with a consolidated county/municipal government, may (by referendum) assess up to a 1% discretionary sales surtax within their county. Proceeds from this tax are earmarked for the development, construction, maintenance and operation of a fixed guideway rapid transit system or may be remitted to an expressway or transportation authority for use on county roads and bridges, for a bus system, or to service bonds financing roads and bridges. The two taxes, sales and use, stand as complements to each other, and taken together provide a uniform tax upon either the sale at retail or the use of all tangible personal property irrespective of where it may have been purchased. This tax also includes a levy on the following: (i) rentals on tangible personal property and transient lodging and non-residential real property; (ii) admissions to places of amusements, most sports and recreation events; (iii) utilities (at a 7% rate), except those used in homes; and (iv) restaurant meals. Exemptions include: groceries; medicines; hospital rooms and meals; fuels used to produce electricity; purchases by religious, charitable and educational nonprofit institutions; most professional, insurance and personal service transactions; apartments used as permanent dwellings; the trade-in value of motor vehicles; and residential utilities.

         All receipts of the sales and use tax, with the exception of the tax on gasoline and special fuels, are credited to either the General Revenue Fund, the Solid Waste Management Trust Fund, or counties and cities. For the State fiscal year which ended June 30, 1995, receipts from this source were $10,672.0 million, an increase of 6.0% over fiscal year 1993-94.

         MOTOR FUEL TAX. The second largest source of State tax receipts is the tax on motor fuels. Preliminary data show collections from this source in the State fiscal year ended June 30, 1995, were $1,924.6 million. However, these revenues are almost entirely dedicated trust funds for specific purposes and are not included in the State's General Revenue Fund.

         State and local taxes on motor fuels (gasoline and special fuel) include several distinct fuel taxes: (i) the State sales tax on motor fuels, levied at 6% of the average retail price per gallon of fuel, not to fall below
6.9 cents per gallon; (ii) the State excise tax of four cents per gallon of motor fuel, proceeds distributed to local governments; (iii) the State Comprehensive Enhanced Transportation System (SCETS) tax, which is levied at a rate in each county equal to two-thirds of the sum of the county's local option motor fuel taxes; (iv) aviation fuel, which depending on the air carrier's choice, can either be taxed at 6.9 cents per gallon or eight percent of the retail price of fuel, not to be less than 4.4 cents per gallon and (v) local option motor fuel taxes, which may range between one cent to twelve cents per gallon.


         ALCOHOLIC BEVERAGE TAX. Florida's alcoholic beverage tax is an excise tax on beer, wine, and liquor. This tax is one of the State's major tax sources, with revenues totaling $437.3 million in the State fiscal year ended June 30, 1995, a decrease of

$2.5 million from the previous year's total. The revenues collected from this tax are deposited into the State's General Revenue Fund.

         The 1990 Legislature established a surcharge on alcoholic beverages. This charge is levied on alcoholic beverages sold for consumption on premises. The surcharge is ten cents per ounce of liquor, ten cents per four ounces of wine, and four cents per twelve ounces of beer. Most of these proceeds are deposited into the General Revenue Fund. In fiscal 1994-95, $97.4 million was collected.

         CORPORATE INCOME TAX. Pursuant to an amendment to the State Constitution, the State Legislature adopted, effective January 1, 1972, the "Florida Income Tax Code" imposing a tax upon the net income of corporations, organizations, associations and other artificial entities for the privilege of conducting business, deriving income or existing within the State. This tax does not apply to natural persons who engage in a trade or business or profession under their own or any fictitious name, whether individually as proprietorships or in partnerships with others, estates of decedents or incompetents, or testamentary trusts.

         The tax is imposed in an amount equal to 5.5% of the taxpayer's net corporate income for the taxable year, less a $5,000 exemption. Net income is defined as that share of a taxpayer's adjusted federal income for such year which is apportioned to the State of Florida. Apportionment is by weighted factors of sales (50%), property (25%) and payroll (25%). All business income is apportioned and non-business income is allocated to a single jurisdiction, usually the state of commercial domicile.

         All receipts of the corporate income tax are credited to the General Revenue Fund. For the fiscal year ended June 30, 1995, receipts from this source were $1,063.5 million, an increase of 1.5% from fiscal year 1993-94.


         DOCUMENTARY STAMP TAX. Deeds and other documents relating to realty are taxed at 70 cents per $100 of consideration, while corporate shares, bonds, certificates of indebtedness, promissory notes, wage assignments and retail charge accounts are taxed at 35 cents per $100 of face value, or actual value if issued without face value. Documentary stamp tax collections totaled
$695.3 million during fiscal year 1994-95, posting an 11.4% decrease from the previous fiscal year.




         GROSS RECEIPTS TAX. A 2.5% tax is levied on the gross receipts of electric, natural gas and telecommunications services. In fiscal year 1994-95, gross receipts utilities tax collections totaled $508.4 million an increase of 10.4% over the previous fiscal year. All gross receipts utility tax collections are credited to the Public Education Capital Outlay and Debt Services Fund.

         INTANGIBLE PERSONAL PROPERTY TAX. The intangible personal property tax is levied on two distinct bases. First, stocks, bonds (including bonds secured by liens on State realty), notes, governmental leaseholds, interests in limited partnerships registered with the SEC, and other miscellaneous intangible personal property not secured by liens on State realty are taxed annually at a rate of 2 mills. Second, there is a non-recurring 2 mill tax on mortgages and other obligations secured by liens on State realty. The Department of Revenue uses part of the proceeds for administrative costs. Of the tax proceeds remaining, 33.5% is distributed to the County Revenue Sharing Trust Fund and 66.5% is distributed to the General Revenue Fund. In fiscal year 1994-95, total intangible personal property tax collections were $818.0 million, a 2.1% decline over the previous fiscal year.


         SEVERANCE TAXES. The severance tax includes the taxation of oil, gas and sulfur production and a tax on the severance of primarily phosphate rock and other solid minerals. Total collections from severance taxes totaled $61.2 million during fiscal year 1994-95, up 1.1% from the prior year.


         LOTTERY. The 1987 Legislature created the Department of the Lottery to operate the State Lottery and set forth the allocation of the lottery revenues. Of the revenues generated by the lottery, 50% is to be returned to the public as prizes; at least 38% is to be deposited in the Educational Enhancement Trust Fund (for public education); and no more than 12% can be spent on the administrative cost of operating the lottery.

         Fiscal year 1994-95 produced ticket sales of $2.19 billion of which education received approximately $853.2 million.

         MISCELLANEOUS. The State Constitution does not permit a state or local personal income tax. An amendment to the State Constitution by the electors of the State is required to impose a personal income tax in the State.

         Property valuations for homestead property is subject to a growth cap. Growth in the just (market) value of property qualifying for the homestead exemption will be limited to 3% or the change in the Consumer Price Index, whichever is less. If the property changes ownership or homestead status, it is to be re-valued at full just value on the next tax roll. Although the impact of the growth cap cannot be determined, it may have the effect of causing local government units in the State to rely more on non-ad valorem revenues to meet operating expenses and other requirements normally funded with ad valorem tax revenues.

         An amendment to the State Constitution was approved by statewide ballot in the November 8, 1994 general election which is commonly referred to as the "Limitation on State Revenues Amendment." This amendment provides that State revenues collected for any fiscal year shall be limited to State revenues allowed under the amendment for the prior fiscal year plus an adjustment for growth. Growth is defined as an amount equal to the average annual rate of growth in State personal income over the most recent twenty quarters times the State revenues allowed under the amendment for the prior fiscal year. State revenues collected for any fiscal year in excess of this limitation are required to be transferred to the budget stabilization fund until the fund reaches the maximum balance specified in Section 19(g) of
Article III of the State Constitution, and thereafter is required to be refunded to taxpayers as provided by general law. The limitation on State revenues imposed by the amendment may be increased by the Legislature, by a two-thirds vote of each house.

         The term "State revenues," as used in the amendment, means taxes, fees, licenses, and charges for services imposed by the Legislature on individuals, businesses, or agencies outside State government. However, the term "State revenues" does not include: (i) revenues that are necessary to meet the requirements set forth in documents authorizing the issuance of bonds by the State; (ii) revenues that are used to provide matching funds for the federal Medicaid program with the exception of the revenues used to support the Public Medical Assistance Trust Fund or its successor program and with the exception of State matching funds used to fund elective expansions made after July 1, 1994; (iii) proceeds from the State lottery returned as prizes; (iv) receipts of the Florida Hurricane Catastrophe Fund; (v) balances carried forward from prior fiscal years; (vi) taxes, licenses, fees and charges for services imposed by local, regional, or school district governing bodies; or
(vii) revenue from taxes, licenses, fees and charges for services required to be imposed by any amendment or revision to the State Constitution after July 1, 1994. The amendment took effect on January 1, 1995 and is applicable to State fiscal year 1995-96.

         It should be noted that many of the provisions of the amendment are ambiguous, and likely will not be clarified until State courts have ruled on their meanings. Further, it is unclear how the Legislature will implement the language of the amendment and whether such implementing legislation itself will be the subject of further court interpretation.

         The Fund cannot predict the impact of the amendment on State finances. To the extent local governments traditionally receive revenues from the State which are subject to, and limited by, the amendment, the future distribution of such State revenues may be adversely affected by the amendment.

         Hurricanes continue to threaten Florida resulting in significant property damages. The 1995 Hurricane season was especially active. The Fund cannot predict the impact on state finances resulting from repeated hurricane damage.

SPECIAL CONSIDERATIONS RELATING TO SHORT TERM GLOBAL GOVERNMENT, EMERGING GROWTH AND GROWTH FUNDS
------------------------------------------------------------------------------


         LOWER-RATED SECURITIES. The Short Term Global Government Fund may invest up to 10%, and the Growth and Emerging Growth Funds may invest up to 35% of the net assets of the Fund, respectively, in non-investment grade securities (rated Ba and lower by Moody's and BB and lower by Standard & Poor's) or unrated securities. Such securities carry a high degree or risk (including the possibility of default or bankruptcy of the issuer of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

         The current economic downturn disrupted the high yield market and impaired the ability of issuers to repay principal and interest. Also, an increase in interest rates could further adversely affect the value of such obligations held by the Fund. Prices and yields of high yield securities will fluctuate over time and may affect the Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

         The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of the Trustees to accurately value high yield securities in the Fund's portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the value and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs.

         Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. For these reasons, it is the policy of the Sub-Advisor of each of the Funds not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and ongoing review of credit quality. The achievement of the Fund's investment objectives by investment in such securities may be more dependent on its Sub-Advisor's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded the Fund's Sub-Advisor will determine whether it is in the best interest of the Fund to retain or dispose of the security.

         Prices for below investment-grade securities may be affected by legislative and regulatory developments. For example, new federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress from time to time has considered legislation which would restrict or eliminate the corporate tax deduction for interest payments on these securities and would regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.


STRATEGY AVAILABLE TO U.S. GOVERNMENT, CORPORATE INCOME AND SHORT TERM HIGH QUALITY BOND FUNDS.
---------------------------------------------------------------------------


         DOLLAR ROLL TRANSACTIONS. In order to seek a high level of current income, the Funds may enter into dollar rolls or "covered rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase, typically in 30 or 60 days, substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on such securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. As used herein the term "dollar roll" refers to dollar rolls that are not "covered rolls." At the end of the roll commitment period, the Fund may or may not take delivery of the securities the Fund has contracted to purchase.

INVESTMENT RESTRICTIONS

         The investment restrictions numbered 1 through 16 below have been adopted by the Company with respect to the Funds as fundamental policies. A fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Company, as defined in the 1940 Act. Majority is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a Company meeting, if the holders of more than 50% of the outstanding shares of the Company are present or represented by proxy, or (b) more than 50% of the outstanding shares. A fundamental policy affecting a particular Fund may not be changed without the vote of a majority of the outstanding shares of the affected Fund. Investment restrictions 17 through 25 may be changed by vote of a majority of the Company's Board of Trustees at any time.

         The investment policies adopted by the Company prohibit a Fund from:

1. Purchasing the securities of any issuer (other than U.S. Government securities) if as a result more than 5% of the value of the Fund's total assets would be invested in the securities of the issuer (the "5% Limitation"), except that up to 25% of the value of the Fund's total assets may be invested without regard to the 5% Limitation; provided that this restriction shall not apply to the California Money, California Municipal, California Insured Intermediate Municipal, Florida Insured Municipal and Short Term Global Government Funds.

2. Purchasing more than 10% of the securities of any class of any one issuer; provided that this limitation shall not apply to investments in U.S. Government securities; provided further that this restriction shall not apply to the California Money, California Municipal, California Insured Intermediate Municipal, Florida Insured Municipal, Growth Fund and Short Term Global Government Funds; and provided further that the Growth Fund may not own more than 10% of the outstanding voting securities of a single issuer.

3. Purchasing securities on margin, except that the Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase of securities on margin.

4. Making short sales of securities or maintaining a short position; provided that this restriction shall not apply to the International Growth, Growth and Short Term Global Government Funds.

5. Borrowing money, except that (a) the Funds may (i) enter into reverse repurchase agreements or (ii) borrow from banks for temporary or emergency (not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities in an aggregate amount not exceeding 30% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made, (b) the U.S. Government, California Municipal, California Insured Intermediate Municipal, Florida Insured Municipal, International Growth, National Municipal, Corporate Income, Short Term High Quality Bond, Growth, Emerging Growth, Growth and Income, and Short Term Global Government Funds may enter into futures contracts, and (c) the U.S. Government, Corporate Income and Short Term High Quality Bond Funds may engage in dollar roll transactions; provided that whenever borrowings pursuant to (a) above (except that with respect to the U.S. Government, Corporate Income and Short Term High Quality Bond Funds, whenever borrowings pursuant to (a)(ii) above) exceed 5% of the value of a Fund's total assets, the Fund will not purchase any securities; and provided further that each of the U.S.

         Government, Corporate Income and Short Term High Quality Bond Funds is prohibited from borrowing money or entering into reverse repurchase agreements or dollar roll transactions in the aggregate in excess of 33 1/3% of the Fund's total assets (after giving effect to any such borrowing).

6. Pledging, hypothecating, mortgaging or otherwise encumbering more than 30% of the value of the Fund's total assets. For purposes of this restriction, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued or delayed-delivery basis and (b) collateral arrangements with respect to (i) the purchase and sale of options on securities, options on indexes and options on foreign currencies, and (ii) initial or variation margin for futures contracts will not be deemed to be pledges of a Fund's assets.

7. Underwriting the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

8. Purchasing or selling real estate or interests in real estate, except that the Fund may purchase and sell securities that are secured, directly or indirectly, by real estate and may purchase securities issued by companies that invest or deal in real estate.


9. Investing in commodities, except that the U.S. Government, California Municipal, California Insured Intermediate Municipal, Florida Insured Municipal, International Growth, National Municipal, Corporate Income, Growth, Emerging Growth, Growth and Income, Short Term High Quality Bond and Short Term Global Government Funds may invest in futures contracts and options on futures contracts. The entry into forward foreign currency exchange contracts is not and shall not be deemed to involve investing in commodities.


10. Investing in oil, gas or other mineral exploration or development programs.


11. Making loans to others, except through the purchase of qualified debt obligations, loans of portfolio securities (except in the case of the U.S. Government, California Municipal, and Florida Insured Municipal Funds) and the entry into repurchase agreements.


12. Investing in securities of other investment companies registered or required to be registered under the 1940 Act, except as they may be acquired as part of a consolidation, reorganization, acquisition of assets or an offer of exchange or as otherwise permitted by law, including the 1940 Act.


13. Purchasing any securities that would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry, except in the case of the Global
         Money Fund, which under normal market conditions shall have at least 25% of its total assets invested in bank obligations; provided that this limitation shall not apply to the purchase of (a) U.S. Government securities, (b) municipal securities issued by governments or political subdivisions of governments or (c) with respect to the U.S. Government Money, California Money and Short Term Global Government Funds, U.S. dollar-denominated bank instruments such as certificates of deposit, time deposits, bankers' acceptances and letters of credit that have been issued by U.S. banks.



14. Purchasing, writing or selling puts, calls, straddles, spreads or combinations thereof; provided that this restriction shall not apply to the California Insured Intermediate Municipal, Growth, Short Term Global Government and Short Term High Quality Bond Funds; and provided further that (a) the U.S. Government, Corporate Income, Growth and Income, Emerging Growth and International Growth Funds may purchase, write and sell covered put and call options on securities, (b) U.S. Government, California Municipal, Florida Insured Municipal, National Municipal, Corporate Income, Emerging Growth, Growth and Income and International Growth Funds may purchase, write and sell futures contracts and options on futures contracts, (c) the California Municipal, Florida Insured Municipal, National Municipal and California Money Funds may acquire stand-by commitments, (d) the Growth and Income, Emerging Growth and International Growth Funds may purchase and write put and call options on stock indexes, and (e) the International Growth Fund may purchase put and call options and write covered call options on foreign currency contracts.


15. With respect to the Growth Fund, investing more than 35% of the fund's assets in non-investment grade debt securities.

16. With respect to the Short Term High Quality Bond Fund, having a dollar-weighted average portfolio maturity in excess of five years.

17. With respect to the Growth Fund, investing more than 25% of the fund's assets in foreign securities.


18. Purchasing securities that are not readily marketable if more than 10% of the net assets of a Money Fund, or more than 15% of the net assets of a Non-Money Fund, would be
         invested in such securities, including, but not limited to: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon; (4) certain over-the-counter options, as described in this SAI; (5) except for the Short Term Global Government Fund, certain variable rate demand notes having a demand period of more than seven days; and (6) certain Rule 144A restricted securities that are deemed to be illiquid.

19. Investing more than 10% of its total assets in time deposits maturing in more than seven calendar days; provided that this restriction shall not apply to the Growth Fund, and Short Term Global Government Fund and Short Term High Quality Bond Fund.

20. Purchasing any security if as a result the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for less than three years; provided that in the case of industrial revenue bonds purchased for the Municipal Funds, this restriction shall apply to the entity supplying the revenues from which the issue is to be paid.

21. Making investments for the purpose of exercising control or management.

22. Purchasing or retaining securities of any company if, to the knowledge of the Company, any of the Company's officers or Trustees or any officer or director of Sierra Advisors or a Sub-Advisor individually owns more than 1/2 of 1% of the outstanding securities of such company and together they own beneficially more than 5% of the securities.

23. Investing in warrants, (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets or if, as a result, more than 2% of the Fund's net assets would be invested in warrants not listed on a recognized United States or foreign stock exchange, to the extent permitted by applicable state securities laws.

24.      Purchasing or selling interests in real estate limited partnerships.

25.      Investing in mineral leases.

26. Entering into Strategic Transactions otherwise prohibited by the Fund's investment restrictions or in the aggregate in excess of 25% of the Fund's net assets, for purposes other than bona fide hedging positions or that are not "covered," subject to such greater percentage limitations or may be imposed by Sierra Advisors from time to time.

         With respect to the first investment limitation set forth above, as a result of recent amendments to a rule promulgated under the 1940 Act, the entire investment portfolio of the Global Money Fund is subject to the 5% limitation. However, the Global Money Fund will be able to invest more than 5% of its total assets in the securities of a single issuer for a period of up to three Business Days after the purchase thereof; provided that the Fund may not hold more than one such investment at any time.

         The dollar amount of short sales of securities by the Growth Fund or International Growth Fund at any one time shall not exceed 25% of the net assets of each Fund, respectively, and the value of securities of any one issuer in which each Fund is short may not exceed the lesser of 2.0% of the net assets of the Fund or 2.0% of the securities of any class of any issuer, and short sales of securities by each Fund shall be subject to the other conditions and exclusions of Rule 123.2(7) of the Texas state securities regulations.

         For purposes of the investment restrictions described above, the issuer of a municipal security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security. For purposes of investment restriction Number 13 above, AMT-Subject Bonds and Revenue Bonds, the payment of principal and interest on which is the ultimate responsibility of companies within the same industry, are grouped together as an "industry." The Company may make commitments more restrictive than the restrictions listed above with respect to a Fund so as to permit the sale of shares of the Fund in certain states. Should the Company determine that any such commitment is no longer in the best interests of the Fund and its shareholders, the Company will revoke the commitment by terminating the sale of shares of the Fund in the state involved. The percentage limitations contained in the restrictions listed above apply at the time of purchase of securities.

PORTFOLIO TURNOVER


         The Money Funds attempt to increase yields by trading to take advantage of short-term market variations, which result in high portfolio turnover. Because purchases and sales of money market instruments are usually effected as principal transactions, this policy does not result in high brokerage commissions to these Funds. The Growth and Income, Emerging Growth, Growth and International Growth Funds (together, the "Equity Funds"), the U.S. Government, Corporate Income, Short Term High Quality Bond, Short Term Global Government, California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal and National Municipal Funds (the "Bond Funds") and the Target Maturity Fund do not intend to seek profits through short-term trading. Nevertheless, the Funds will not consider portfolio turnover rate a limiting factor in making investment decisions.


         Under certain market conditions, the U.S. Government, Corporate
Income, Growth, Emerging Growth, Growth and Income, International Growth, Short Term High Quality Bond or Short Term Global Government Funds may experience increased portfolio turnover as a result of such Fund's options activities. It is anticipated that the portfolio turnover rate for the Short Term High Quality Bond Fund will exceed 200%. It is anticipated that the portfolio turnover rate for the Target Maturity Fund will exceed 150%. For instance, the exercise of a substantial number of options written by the Fund (due to appreciation of the underlying security in the case of call options or depreciation of the underlying security in the case of put options) could result in a turnover rate in excess of 100%. A portfolio turnover rate of 100% would occur if all of the Fund's securities that are included in the computation of turnover were replaced once during a period of one year. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.


         Certain other practices that may be employed by the Funds could result in high portfolio turnover. For example, portfolio securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what a Fund's Sub-Advisor believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of securities.

PORTFOLIO TRANSACTIONS

         Most of the purchases and sales of securities for a Fund, whether transacted on a securities exchange or over-the-counter, will be effected in the primary trading market for the securities. Decisions to buy and sell securities for a Fund are made by its Sub-Advisor, which also is responsible for placing these transactions, subject to the overall review of the Company's Trustees. Although investment decisions for each Fund are made independently from those of the other accounts managed by its Sub-Advisor, investments of the type the Fund may make may also be made by those other accounts. When a Fund and one or more other accounts managed by its Sub-Advisor are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Sub-Advisor to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

         Transactions on U.S. exchanges involve the payment of negotiated brokerage commissions. With respect to exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the prices of those securities include undisclosed commissions or concessions, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

         In selecting brokers or dealers to execute portfolio transactions on behalf of a Fund, the Fund's Sub-Advisor seeks the best overall terms available. In assessing the best overall terms available for any transaction, each Sub-Advisor will consider the factors the Sub-Advisor deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, each advisory agreement among the Company, Sierra Advisors and a Sub-Advisor authorizes the Sub-Advisor, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Company, the other Funds and/or other accounts over which the Sub-Advisor or its affiliates exercise investment discretion. The fees under the advisory agreements between the Company and the Sub-Advisors are not reduced by reason of their receiving such brokerage and research services. The Company's Trustees will periodically review the commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits received by the Company.

         Consistent with applicable provisions of the 1940 Act and the rules and exemptions adopted by the Commission thereunder, the Company's Board of Trustees has adopted procedures pursuant to Rule 17e-1 under the 1940 Act to ensure that all portfolio transactions with affiliates will be fair and reasonable. Under the procedures adopted, portfolio transactions for a Fund may be executed through GW Securities or any other affiliated broker, including J.P. Securities or J.P. Limited (which are affiliates of J.P. Management, the Sub-Advisor of the Global Money, Growth and Income and International Growth Funds) and Donaldson, Lufkin Jenrette Securities Corporation (which is an affiliate of Alliance Capital Management L.P., the Sub-Advisor of the U.S.

Government Money and California Money Funds) if, subject to other conditions in the Rule 17e-1 procedures, in the judgment of the Fund's Sub-Advisor, the use of GW Securities or an affiliated broker is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, GW Securities or such other affiliated broker charges the Fund a rate consistent with those charged for comparable transactions in comparable accounts of the broker's most favored unaffiliated clients. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. Under rules adopted by the SEC, an affiliated broker may not execute transactions for a Fund on the floor of any national securities exchange, but may effect transactions by transmitting orders for execution, providing for clearance and settlement, and arranging for the performance of those functions by members of the exchange not associated with the affiliated broker. GW Securities or an affiliated broker will be required to pay fees charged by those persons performing the floor brokerage elements out of the brokerage compensation it receives from the Fund. The Company has been advised that on most transactions, the floor brokerage may constitute 20% or more of the total commissions paid. For the fiscal year ended June 30, 1996, the Company paid total brokerage commissions of $2,584,000 of which none was paid to affiliated broker-dealers. For the fiscal year ended June 30, 1995, the Company paid total brokerage commissions of $2,039,000 of which none was paid to affiliated broker-dealers. For the fiscal year ended June 30, 1994, the Company paid total brokerage commissions of $1,760,756, of which none was paid to affiliated broker-dealers. The Target Maturity Fund had not commenced operations as of June 30, 1994.


         The Company is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Company has acquired during its most recent fiscal year. As of June 30, 1996, none of the Funds held any securities of any "regular broker or dealer" of the Company.

                          HOW TO BUY AND REDEEM SHARES

         Class A, Class B, Class I and Class S Shares of the Funds may be purchased and redeemed in the manner described in the Prospectuses and in this Statement of Additional Information. Class I Shares are currently offered and sold only to SAM Portfolios.

COMPUTATION OF PUBLIC OFFERING PRICES

         The Funds offer their shares to the public on a continuous basis. The public offering price per Class A Share of the Funds is equal to the respective net asset value per Class A Share next computed after receipt of a purchase order, plus the applicable front-end sales charge, if any. The public offering price per Class B Share, Class I Share or Class S Share of the Funds is equal to the net asset value per such Class B Share, Class I

Share or Class S Share next computed after receipt of a purchase order.


         An illustration of the computation of the Public Offering Price per Class A Share of the U.S. Government, Corporate Income, California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal, National Municipal, Growth and Income, Growth, Emerging Growth, International Growth, Short Term High Quality Bond, Short Term Global Government and Target Maturity Funds is provided in the table below. The computation is based on the value of each Fund's net assets, the number of Class A Shares outstanding on June 30, 1996 and the application of the maximum sales charge for the Funds, as set forth in the table below.



                                                                                           Florida
                                                             California      Insured       National
                                  U.S.        Corporate      Municipal      Municipal     Municipal     Growth and
     Class A Shares           Government(1)  Income Fund(1)   Fund(1)        Fund(1)       Fund(1)      Income Fund(2)
     --------------           ----------     -----------      ----           ----          ----         -----------
Net Assets . . . . . . .      $423,282,149   $298,517,751   $372,176,606   $29,820,654   $233,358,861   $183,083,923

Outstanding Shares . . .        44,993,650     29,386,338     35,110,379     3,093,335     21,543,012     12,986,458

Net Asset Value
 Per Share . . . . . . .             $9.41         $10.16         $10.60         $9.64         $10.83         $14.10

Sales Charge, as a
percentage of the
offering price . . . . .              4.50%          4.50%          4.50%         4.50%          4.50%          5.75%

Offering to Public . . .             $9.85         $10.64         $11.10        $10.09         $11.34         $14.96



                                                                                                        California
                                                                            Short Term                   Insured        Target
                                                                              Global       Short Term   Intermediate    Maturity
                              Emerging                      International   Government    High Quality    Municipal      2002
                            Growth Fund(2)  Growth Fund(2)  Growth Fund(2)    Fund(3)     Bond Fund(3)     Fund(1)      Fund(4)
                            --------------  --------------  --------------    -------     ------------     -------      -------
Net Assets . . . . . . .     $283,746,937    $179,720,185    $116,253,636   $65,726,028   $32,440,041    $54,518,352   $3,124,702

Outstanding Shares . . .       14,066,987      11,451,604      11,078,231    28,740,543    13,985,174      5,164,136      291,381

Net Asset Value
 Per Share . . . . . . .           $20.17          $15.69          $10.49         $2.29         $2.32         $10.56       $10.72

Sales Charge, as a
percentage of  the
offering price . . . . .             5.75%           5.75%           5.75%         3.50%          3.50%         4.50%        2.00%

Offering to Public . . .           $21.40          $16.65          $11.13         $2.37          $2.40        $11.06       $10.94


   1. The maximum sales charge for the U.S. Government, Corporate Income, California Municipal, Florida Insured Municipal, National Municipal and California Insured Intermediate Municipal Funds is 4.5%.
   2. The maximum sales charge for the Growth and Income, Growth, Emerging Growth and International Growth Funds is 5.75%.
   3. The maximum sales charge for the Short Term Global Government and Short Term High Quality Bond Funds is 3.5%.
   4.          The maximum sales charge for the Target Maturity Fund is 2.0%.

   In addition to the purchases on which the sales charge is waived as listed in the prospectus, no sales charge will be assessed on a purchase by any other investment company in connection with the combination of such company with the Company by merger, acquisition of assets or otherwise.

REDEMPTIONS

   The procedures for redemption of Class A, Class B and Class S Shares of each Fund are summarized in the Prospectuses under "Your Account - How to Sell Shares." The right of redemption of Class A, Class B and Class S Shares of a Fund may be suspended or the date of payment postponed (1) for any periods during which the New York Stock Exchange is closed (other than for customary weekend and holiday closings), (2) when trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's investments or determination of its net assets value not reasonably practicable or (3) for such other periods as the SEC by order may permit for protection of the Fund's shareholders.

   CERTAIN WAIVERS OF THE CONTINGENT DEFERRED SALES CHARGES. Contingent deferred sales charges (each, a "CDSC") imposed upon redemptions of Class A, Class B and Class S Shares will be waived in certain instances.


   The Class A CDSCs of 1.0% or 0.5% imposed on redemptions of Class A Shares for which the entire sales charge at purchase was waived as described in "Your Account-Application of Class A Shares CDSC" in the prospectuses of the Funds will be waived in certain instances as described in "Waivers of Class A Shares CDSC" in the prospectuses. For purposes of the waivers described in such section of the prospectuses, a person will be deemed "disabled" only if the person is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or be of long-continued and indefinite duration.



   The CDSC applicable to the Class B Shares and the Class S Shares may be waived as described in the sections of the prospectuses that describe waivers of the sales charges for the various classes of the Funds. The CDSC applicable to the Class B Shares is waived for withdrawals under the Systematic Withdrawal Plan under certain circumstances as described in "Systematic Withdrawal Plan" below.



   DISTRIBUTIONS IN KIND. If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make a redemption payment wholly in cash, the Company may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund's net assets by distribution in kind of portfolio securities in lieu of cash. Securities issued in a distribution in kind will be readily marketable, although shareholders receiving distributions in kind may incur brokerage commissions when subsequently redeeming shares of those securities.


   SYSTEMATIC WITHDRAWAL PLAN. As described in the Prospectuses, a Systematic Withdrawal Plan may be established by a shareholder who owns either Class A or Class B Shares of a Fund with a value exceeding $10,000 and who wishes to receive specific amounts of cash periodically. Monthly, quarterly, semiannual or annual withdrawals in a minimum amount of $100 may be made under the Systematic Withdrawal Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment. The CDSC on Class B Shares is waived for withdrawals under a Systematic Withdrawal Plan that meet certain conditions as described in "Your Account-Ways to Set Up Your Account-Waivers of Class B CDSCs" in the prospectuses. To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a Fund, there will be a reduction in the value of the shareholder's investment in the relevant class of the Fund and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a Fund. For additional information regarding the Systematic Withdrawal Plan, write to the Company at P.O. Box 5118, Westboro, Massachusetts 01581-5118 or by calling the Company at 800-222-5852.


   CHECK REDEMPTION PRIVILEGE. Checkwriting is available for the Class A Shares of the Money Funds only. Checks to redeem shares of any of the Money Funds are drawn on the Company's account at Boston Safe and shareholders will be subject to the same rules and regulations that Boston Safe applies to checking accounts and, will have the same rights and duties with respect to stop payment orders, "stale" checks, and unauthorized endorsements as bank checking account customers do under Massachusetts Uniform Commercial Code. All notices with regard to those rights and duties must be given to Boston Safe.

                                NET ASSET VALUE

   The Company will not calculate the net asset value of the Funds' Class A, Class B, Class I and Class S Shares on certain holidays. On those days, securities held by a Fund may nevertheless be actively traded, and the value of the Fund's shares could be significantly affected.

   A security that is primarily traded on a U.S. exchange (including securities traded through the NASDAQ National Market System) is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Over-the-counter securities that are not traded through the NASDAQ National Market System are valued on the basis of the bid price at the close of business on each day. An option is generally valued at the last sale price or, in the absence of a last sale price, the last offer price. Investments in U.S. Government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short term investments that mature in 60 days or less are valued at amortized cost when the Board of Trustees determines that this constitutes fair value; assets of the Money Funds are also valued at amortized cost. The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. A settlement price may not be used if the market makes a limited move with respect to the security or index underlying the futures contract. In such event, the futures contract will be valued at a fair market value to be determined by or under the direction of the Board of Trustees.

   In carrying out the Board's valuation policies, First Data, as Sub-Administrator, may consult with one or more independent pricing services ("Pricing Service") retained by the Company. Debt securities of U.S. issuers (other than U.S. Government securities and short-term investments), including Municipal Securities, are valued by First Data, as Sub-Administrator, after consultation with the Pricing Service. When, in the judgment of the Pricing Service, quoted bid prices for investments of the Municipal Funds are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices and asked prices. Investments of the Municipal Funds that are not regularly quoted are carried at fair market value as determined by the Board of Trustees, which may rely on the assistance of the Pricing Service. The procedures of the Pricing Service are reviewed periodically by the officers of the Company under the general supervision and responsibility of the Board of Trustees.

   VALUATION OF THE MONEY FUNDS. The valuation of the portfolio securities of the Money Funds is based upon their amortized costs, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.


   The use by the Money Funds of the amortized cost method of valuing their respective portfolio securities is permitted by a rule adopted by the SEC. Under this rule, the Money Funds must maintain dollar-weighted average portfolio maturities of 90 days or less, purchase only instruments having remaining maturities of thirteen months or less and invest only in securities determined by the Board of Trustees of the Company to present minimal credit risks and meet certain rating criteria described in the Prospectus of the Money Funds under "The Funds' Investments and Risk Considerations - Investment Principles and Risk Considerations - The Money Funds." Pursuant to the rule, the Board of Trustees also has established procedures designed to stabilize, to the extent reasonably possible, the Funds' price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Funds' portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the Funds' net asset values calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost.

   The rule also provides that the extent of any deviation between the Funds' net asset values based upon available market quotations or market equivalents and the $1.00 per share net asset values based on amortized cost must be examined by the Board of Trustees. In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule the Board of Trustees must cause the Company to take such corrective action as the Board deems necessary and appropriate including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations.


                             HOW TO EXCHANGE SHARES


   A shareholder may exchange at NAV shares of any class of Funds, where applicable sales charges have been paid, for any Fund within the same class of shares. Class A Shares of a Non-Money Fund may be exchanged for Class A Shares of any of the other Funds of the Trust, including the Money Funds, the SAM Portfolios or the Sierra Prime Income Fund ("SPIF") and (the foregoing funds together, the "Eligible Funds") without a sales charge at purchase. Class B Shares of a Fund may be exchanged for Class B Shares of any other Fund (including the Money Funds) without having to pay any CDSC at the time of the exchange. For purposes of investments in a SAM Account and where a shareholder continues to hold Class S Shares after closing the SAM Account, Class S Shares of a SAM Account Fund may be exchanged for Class S Shares of other Funds of the Trust, including the Money Funds, without having to pay any CDSC at the time of the exchange. Class B Shares that are subject to the longer six-year CDSC schedule and higher CDSC rate applicable to the Class B Shares of the Funds other than the Short Term High Quality and Short Term Global Government Funds, may be exchanged for Class S Shares of a SAM Account Fund if the investor has a SAM Account prior to making the exchange or opens a SAM Account prior to making the exchange and invests at least the minimum for such SAM Account, through any combination of such an exchange and initial purchase of Class S Shares. See the Prospectuses, "Your Account - Exchange Privileges and Restrictions" for information regarding the application of sales charges to certain exchanges. An exchange of shares is treated for federal income tax purposes as a redemption
(sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. See "Taxes" below. Upon 60 days prior written notice to shareholders, the exchange privilege may be modified or terminated and the Company may impose a charge of up to $5 for exchanges.

   The exchange privilege enables a shareholder to acquire the same class of shares in a Fund with different investment objectives or policies when the shareholder believes that a shift between Funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which shares of the Fund being acquired may legally be sold.

   Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested, at a price as described above, in the same class of shares of the Fund being acquired. The Company reserves the right to reject any exchange request.

                          DETERMINATION OF PERFORMANCE

   From time to time, the Company may quote the performance of a Fund's Class A, Class B and Class S Shares in terms of yield, actual distributions, total return or capital appreciation in reports or other communications to shareholders or in advertising material. The yield for the Class A, Class B and Class S Shares of the Money Funds is computed by: (1) determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in each Fund having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, (2) subtracting a hypothetical change reflecting deductions from shareholder accounts, (3) dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and (4) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares, but does not include realized gains and losses or unrealized appreciation or depreciation. In addition, the Money Funds may calculate a compounded effective annualized yield by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.


   The current yield for the Money Funds may be obtained by calling 800-222-5862. For the seven-day period ended June 30, 1996, the yields for the outstanding shares of the Global Money, U.S. Government Money and California Money Funds that are treated as Class A Shares were 4.74%, 4.56% and 2.71%, respectively, and the effective yields of such shares of each such Fund for the same period were 4.85%, 4.66% and 2.75%, respectively. The California Money Fund may also calculate its tax equivalent yield as described on the following page.

   The Bond Funds may quote a 30-day yield figure (the "SEC Yield") which is calculated according to a formula prescribed by the SEC. The formula can be expressed as follows:
                                  6
               YIELD = 2[(a-b + 1)  - 1]
                          ---
                          cd
Where:  a = dividends and interest earned during the period.

        b = expenses accrued for the period (net of reimbursement).

        c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

        d = the maximum offering price per share on the last day of the period.

   For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by one of the Bond Funds at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.


   Based on the foregoing calculation, the SEC Yields for the outstanding shares, that are treated as Class A Shares, of the U.S. Government, Corporate Income, California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal, Short Term Global Government, Short Term High Quality Bond, National Municipal and Target Maturity Funds for the 30-day period ended June 30, 1996 were 6.31%, 6.72%, 5.21%, 5.10%, 4.35%, 5.50%, 5.95%, 5.25% and
5.81%, respectively.

   In addition, the Fund may quote a 30-day yield based on actual distributions during a 30-day period that is computed by dividing the net investment income per share earned by the Fund during the period by the maximum Public Offering Price per share on the last day of the 30-day period. This income is "annualized" by assuming that the amount of income is generated each month over a one-year period and is compounded semiannually. The annualized income is then shown as a percentage of the maximum Public Offering Price. In addition, the Bond Funds may advertise a similar 30-day yield computed in the same manner except that the NAV per share is used in place of the Public Offering Price per share. These 30-day average yields for the outstanding shares of the California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal and National Municipal Funds were 5.67%, 5.16%, 4.70% and 5.72%, respectively.


   The tax equivalent yield for the California Money, California Municipal, California Insured Intermediate

Municipal, Florida Insured Municipal, National Municipal and Target Maturity Funds is computed by dividing that portion of the Fund's yield which is tax-exempt by one minus a stated federal and/or state income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt. The tax-equivalent yield for the outstanding shares of the California Money Fund, that are treated as Class A Shares, for the 7-day period ended June 30, 1996 was 5.01%. The tax equivalent SEC 30-day yields for the period ended June 30, 1996 for the outstanding shares of the California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal, National Municipal and Target Maturity Funds were 9.51%, 8.44%, 7.94%, 8.69% and 9.62%, respectively. The tax equivalent yield based on the 30-day average yield for the period ended June 30, 1996 for the outstanding shares of the California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal and the National Municipal Funds were 10.35%, 8.54%, 8.59% and 9.47%, respectively. Tax-equivalent yields assume the payment of federal income taxes at a rate of 39.6% and, if applicable, California state income taxes at a rate of 9.3%.


   Capital appreciation for Class A, Class B and Class S Shares of the Bond Funds and the Equity Funds shows principal changes for the period shown, and total return combines principal changes and dividend and interest income reinvested for the periods shown. Principal changes are based on the difference between the beginning and closing net asset values for the period. Actual distributions include short-term capital gains derived from option writing or other sources. The period selected for performance data will depend upon the purpose of reporting the performance.

   The total return of the Funds' Class A, Class B and Class S Shares may be calculated on an "average annual total return" basis, and may also be calculated on an "aggregate total return" basis, for various periods. Average annual total return reflects the average annual percentage change in the value of an investment in a Fund over the particular measuring period. Aggregate total return reflects the cumulative percentage change in value over the measuring period. Average annual total return figures provided for Class A, Class B and Class S Shares of the Bond and Equity Funds will be computed according to a formula prescribed by the SEC. The formula can be expressed as follows:
                     n
               P(1+T)  = ERV

Where:  P   = a hypothetical initial payment of $1,000
        T   = average annual total return/aggregate total return
        n   = number of years
        ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 years (or other) periods or the life of the Fund

   The formula for calculating aggregate total return can be expressed as follows:

   Aggregate Total Return =     [ (ERV) - 1 ]
                                  -----
                                    P

   The calculation of average annual total return and aggregate total return assumes reinvestment of all income dividends and capital gain distributions on the reinvestment dates during the period and includes all recurring fees charged to all shareholder accounts. In addition, with respect to Class A Shares, the maximum 4.5% sales charge is deducted from the initial $1,000 payment (variable "P" in the formula).

   The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period and reflects deduction of all nonrecurring charges at the end of the measuring period covered by the computation. A Fund's net investment income changes in response to fluctuations in interest rates and the expenses of the Fund.

   The Average annual rates of return (unless otherwise noted) for the Funds for the one year and five year periods ended June 30, 1996 and for the period from inception through June 30, 1996 are as follows:



                                                                                 Aggregate
                                                                                   Total
                                                                      Since       Return
                                                                       Date      from Date
                                                                        of          of
                                            One Year    Five Year   Inception    Inception
                                            --------    ---------   ---------    ---------

 SHORT TERM HIGH QUALITY BOND FUND*
   CLASS A SHARES 11/1/93
     Adjusted for Maximum Sales Charge       1.37%        N/A         1.88%        5.09
     Not Adjusted for Sales Charge           5.05         N/A         3.25         8.91
   CLASS B SHARES 6/30/94
     Adjusted for Maximum Sales Charge       0.32         N/A         2.55         5.16
     Not Adjusted for Sales Charge           4.27         N/A         3.96         8.07
   CLASS S SHARES 6/30/94
     Adjusted for Maximum Sales Charge      (0.66)        N/A         2.07         4.18
     Not Adjusted for Sales Charge           4.27         N/A         3.96         8.06
 U.S. GOVERNMENT FUND
   CLASS A SHARES 7/25/89
     Adjusted for Maximum Sales Charge      (0.36)        5.34        6.31        52.79
     Not Adjusted for Sales Charge           4.34         6.31        7.02        59.99
   CLASS B SHARES 6/30/94
     Adjusted for Maximum Sales Charge      (1.31)        N/A         4.54         9.27
     Not Adjusted for Sales Charge           3.56         N/A         6.43        13.25
   CLASS S SHARES 6/30/94
     Adjusted for Maximum Sales Charge      (1.31)        N/A         4.54         9.27
     Not Adjusted for Sales Charge           3.56         N/A         6.43        13.25

 CORPORATE INCOME FUND
   CLASS A SHARES 7/18/90
     Adjusted for Maximum Sales Charge      (0.86)        8.03        7.98        57.88
     Not Adjusted for Sales Charge           3.81         9.03        8.81        65.32
   CLASS B SHARES 6/30/94
     Adjusted for Maximum Sales Charge      (1.79)        N/A         6.88        14.21
     Not Adjusted for Sales Charge           3.04         N/A         8.74        18.21
   CLASS S SHARES 6/30/94
     Adjusted for Maximum Sales Charge      (1.79)        N/A         6.88        14.21
     Not Adjusted for Sales Charge           3.04         N/A         8.74        18.21

                                                                                  Aggregate
                                                                                    Total
                                                                       Since       Return
                                                                        Date      from Date
                                                                         of          of
                                             One Year    Five Year   Inception    Inception
                                             --------    ---------   ---------    ---------

 CALIFORNIA MUNICIPAL FUND
   CLASS A SHARES 7/25/89
     Adjusted for Maximum Sales Charge        1.61%       6.12        6.31%        52.84
     Not Adjusted for Sales Charge            6.40        7.10        7.02         60.04
   CLASS B SHARES 6/30/94
     Adjusted for Maximum Sales Charge        0.61        N/A         4.30          8.78
     Not Adjusted for Sales Charge            5.61        N/A         6.21         12.78
   CLASS S SHARES 6/30/94
     Adjusted for Maximum Sales Charge        0.61        N/A         4.30          8.77
     Not Adjusted for Sales Charge            5.61        N/A         6.21         12.77
 CALIFORNIA INSURED INTERMEDIATE
 MUNICIPAL FUND
   CLASS A SHARES 4/4/94
     Adjusted for Maximum Sales Charge        1.47        N/A         5.53         12.79
     Not Adjusted for Sales Charge            6.25        N/A         7.72         18.11
   CLASS B SHARES 6/30/94
     Adjusted for Maximum Sales Charge        0.46        N/A         4.79          9.79
     Not Adjusted for Sales Charge            5.46        N/A         6.69         13.79
   CLASS S SHARES 6/30/94
     Adjusted for Maximum Sales Charge        0.46        N/A         4.79          9.79
     Not Adjusted for Sales Charge            5.46        N/A         6.69         13.79

 FLORIDA INSURED MUNICIPAL FUND
   CLASS A SHARES 6/7/93
     Adjusted for Maximum Sales Charge        2.72        N/A         2.48          7.80
     Not Adjusted for Sales Charge            7.56        N/A         4.03         12.88
   CLASS B SHARES 6/30/94
     Adjusted for Maximum Sales Charge        1.76        N/A         4.09          8.34
     Not Adjusted for Sales Charge            6.76        N/A         6.00         12.34
   CLASS S SHARES 6/30/94
     Adjusted for Maximum Sales Charge        1.76        N/A         4.09          8.34
     Not Adjusted for Sales Charge            6.76        N/A         6.00         12.34

 NATIONAL MUNICIPAL FUND
   CLASS A SHARES 7/18/90
     Adjusted for Maximum Sales Charge        1.62        6.99        7.26         51.76
     Not Adjusted for Sales Charge            6.41        7.98        8.09         58.92
   CLASS B SHARES 6/30/94
     Adjusted for Maximum Sales Charge        0.62        N/A         3.68          7.48
     Not Adjusted for Sales Charge            5.62        N/A         5.59         11.47
   CLASS S SHARES 6/30/94
     Adjusted for Maximum Sales Charge        0.62        N/A         3.68          7.48
     Not Adjusted for Sales Charge            5.62        N/A         5.59         11.47

 GROWTH AND INCOME FUND
   CLASS A SHARES 7/25/89
     Adjusted for Maximum Sales Charge       14.39       11.78        9.88         92.12
     Not Adjusted for Sales Charge           21.36       13.11       10.82        103.84
   CLASS B SHARES 6/30/94
     Adjusted for Maximum Sales Charge       15.53        N/A        18.45         40.23
     Not Adjusted for Sales Charge           20.53        N/A        20.13         44.23
   CLASS S SHARES 6/30/94
     Adjusted for Maximum Sales Charge       15.51        N/A        18.48         40.31
     Not Adjusted for Sales Charge           20.51        N/A        20.16         44.31

                                                                                 Aggregate
                                                                                   Total
                                                                     Since         Return
                                                                    Date of     from Date of
                                            One Year    Five Year   Inception     Inception
                                            --------    ---------   ---------    -----------
 GROWTH FUND
   CLASS A SHARES 4/5/93
     Adjusted for Maximum Sales Charge       18.23%       N/A        17.36%        65.75
     Not Adjusted for Sales Charge           25.44        N/A        19.53         78.12
   CLASS B SHARES 6/30/94
     Adjusted for Maximum Sales Charge       19.54        N/A        26.42         59.73
     Not Adjusted for Sales Charge           24.54        N/A        28.00         63.73
   CLASS S SHARES 6/30/94
     Adjusted for Maximum Sales Charge       19.54        N/A        26.41         59.70
     Not Adjusted for Sales Charge           24.54        N/A        27.99         63.70

 INTERNATIONAL GROWTH FUND
   CLASS A SHARES 7/18/90
     Adjusted for Maximum Sales Charge        6.66        6.60        2.20         13.84
     Not Adjusted for Sales Charge           13.16        7.87        3.22         20.79
   CLASS B SHARES 6/30/94
     Adjusted for Maximum Sales Charge        7.34         N/A        1.63          3.29
     Not Adjusted for Sales Charge           12.34         N/A        3.52          7.16
   CLASS S SHARES 6/30/94
     Adjusted for Maximum Sales Charge        7.29         N/A        1.61          3.25
     Not Adjusted for Sales Charge           12.29         N/A        3.50          7.12

 SHORT TERM GLOBAL GOVERNMENT FUND*
   CLASS A SHARES 2/11/92
     Adjusted for Maximum Sales Charge        6.30         N/A        4.78         22.70
     Not Adjusted for Sales Charge           10.16         N/A        5.63         27.15
   CLASS B SHARES 6/30/94
     Adjusted for Maximum Sales Charge        5.33         N/A        3.84          7.83
     Not Adjusted for Sales Charge            9.33         N/A        5.25         10.77
   CLASS S SHARES 6/30/94
     Adjusted for Maximum Sales Charge        4.33         N/A        3.36          6.85
     Not Adjusted for Sales Charge            9.33         N/A        5.25         10.76

 EMERGING GROWTH FUND
   CLASS A SHARES 7/18/90
     Adjusted for Maximum Sales Charge       28.31        18.78       14.97       129.11
     Not Adjusted for Sales Charge           36.13        20.19       16.12       143.09
   CLASS B SHARES 6/30/94
     Adjusted for Maximum Sales Charge       30.13         N/A        26.17        58.92
     Not Adjusted for Sales Charge           35.13         N/A        27.75        62.92
   CLASS S SHARES 6/30/94
     Adjusted for Maximum Sales Charge       30.11         N/A        26.20        58.92
     Not Adjusted for Sales Charge           35.11         N/A        27.78        62.92

 TARGET MATURITY 2002 FUND
   CLASS A SHARES 3/20/95
     Adjusted for Maximum Sales Charge        0.85         N/A         6.75         8.73
     Not Adjusted for Sales Charge            2.91         N/A         8.45        10.94

 *   Based on a maximum sales charge of 4.5%


         The performance of a Fund's Class A, Class B and Class S Shares will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and the Fund's operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

         Investors should recognize that, because the Funds other than the Equity Funds will have a high component of fixed-income securities, in periods of declining interest rates the yields of the Funds will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates yields will tend to be somewhat lower. In addition, when interest rates are falling, the inflow of net new money to the Funds from the continuous sale of shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's securities, thereby reducing the current yields of the Funds. In periods of rising interest rates, the opposite can be expected to occur. Comparative performance information may be used from time to time in advertising the Company's Class A, Class B and Class S Shares, including data from Lipper Analytical Services, Inc., the S&P 500 Composite Stock Price Index, the Dow Jones Industrial Average and other industry publications. The International Growth Fund may compare its performance to other investments or relevant indexes consisting of Morgan Stanley Capital International EAFE Index, the Standard & Poor's 500 Index, the Lipper International Fund Index and The Financial Times World Stock Index. The Short Term Global Government Fund may also compare its performance to other investments or relevant indexes consisting of The Europe/Asia/Far East (EAFE) Index, Morgan Stanley Capital International World Index, The J.P. Morgan Global Traded Bond Index, the Lipper International Fund Index, The Solomon Brothers World Government Bond Index and The Financial Times World Stock Index.

PERFORMANCE COMPARISONS

         In reports or other communications to shareholders or in advertising material, a Fund may make certain performance comparisons as described in the prospectuses of the Funds. Another performance comparison one or more of the Funds may use is the following comparison of the return on IRA accounts to the return on conventional savings plans:

                          IRAs CAN HELP YOU EARN MORE


                     For $100,000 compounded annually at 8%

                    $146,933+       $215,892+       $466,096+
                    $128,359++       164,761++      $271,461++
                    ----------      ----------      ----------
                     5 Years         10 Years        20 Years

 + Tax-Deferred Growth *(after-tax contributions and tax-deferral earnings)

++  Conventional Savings Plan (after-tax contributions and earnings)

[END OF TABULAR REPRESENTATION THAT REPLACES GRAPHIC MATERIAL
FOR EDGAR FILING PURPOSES]


         * When you make withdrawals from your IRA account, you must pay taxes on the earnings as well as on any tax-deductible contributions. Earnings on conventional savings plans invested in various asset mediums are taxed annually, but you are not taxed on withdrawals from such savings plans. If any payment from your IRA account is taken before age 59-1/2, a 10% tax penalty may be imposed.

         The sole purpose of this chart is to illustrate your tax-deferred earnings from an IRA savings account in comparison to earnings from a taxable conventional savings plan over a period of 20 years, and the chart translates federal tax savings from a tax-free investment into an equivalent yield from a taxable investment. The chart assumes a 36% tax rate for all periods (before the deduction of any fees, charges or expenses) at a fixed rate of 8%. The chart assumes no withdrawals from the savings plans and reinvestment of all dividends and/or income during the 20-year period shown.

         This chart is for illustrative purposes only and does not represent past, current or future yields of any of the funds of the Sierra Trust Funds, nor does it illustrate the effect of fluctuations in principal value.

                                     TAXES

         The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly alter the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

         Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Company's other Funds. Each of the Funds intends to continue qualifying as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. A Fund that is a RIC and distributes to its shareholders at least 90% of its taxable net investment income (including, for this purpose, its net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses), will not be liable for federal income taxes to the extent its taxable net investment income and its net realized long-term and short-term capital gains, if any, are distributed to its shareholders.

         In order to qualify as a RIC under the Code, in addition to satisfying the distribution requirement described above, each Fund must (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, and certain other related income, including, generally, certain gains from options futures, and forward contracts; (b) derive less than 30% of its gross income for each taxable year from the sale or other disposition of any of the following investments if such investments are held for less than three months: stock, securities, options, futures or forward contracts (other than options futures, or forward contracts on foreign currencies), or foreign currencies (or options, futures, or forward contracts on foreign currencies) that are not directly related to the company's business of investing in stock or securities; and (c) diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not represent more than 10% of the outstanding voting securities of such issuer or exceed 5% of the value of the Fund's total assets and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities and securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

         Notwithstanding the distribution requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and tax-exempt interest income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and at least 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.


         Because the California Money, California Municipal, California Insured Intermediate, Florida Insured Municipal and National Municipal Funds will distribute exempt-interest dividends, interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of these funds will not be deductible for federal income tax purposes or, in the case of the California and Florida Funds, for California and Florida income tax purposes. Any loss on the sale or exchange of shares in these Funds held for six months or less will be disallowed to the extent of any exempt-interest dividend received by the shareholders with respect to such shares. In addition, the Code may require a shareholder who receives exempt-interest dividends to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Municipal funds may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or who are related to substantial users) of facilities financed by "private activity bonds" or "industrial development bonds." For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of such bonds. Moreover, as noted in the Prospectuses, (1) some or all of these Funds' dividends may be a specific preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes and (2) the receipt of these Funds' dividends and distributions may affect a corporate shareholder's federal environmental tax liability. In addition, the receipt of dividends and distributions may affect a foreign corporate shareholder's federal "branch profits" tax liability and a Subchapter S corporate shareholder's federal "excess net passive income" tax liability. Similar rules apply for California State personal income tax purposes. Shareholders should consult their own tax advisers as to whether they are (1) "substantial users" with respect to a facility or "related" to such users within the meaning of the Code or (2) subject to federal alternative minimum tax, the federal "environmental" tax, the federal "branch profits" tax, or the federal "excess net passive income" tax. Issuers of bonds purchased by the Municipal Funds (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Shareholders should be aware that exempt-interest dividends may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuers (or the beneficiary) of the bonds fail to comply with certain covenants made at that time.

         If a Fund fails to qualify as a regulated investment company for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gains distributions) will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders. Otherwise, distributions made by the Bond Funds generally will not be eligible for the dividends received deduction otherwise available to corporate tax payers.

         As described above and in the Prospectuses, certain of the Funds may invest in certain types of futures contracts and options. The Funds anticipate that these investment activities will not prevent the Funds from qualifying as regulated investment companies. As a general rule, these investment activities may increase or decrease the amount of long-term and short-term capital gains or losses realized by a Fund and, accordingly, will affect the amount of capital gains distributed to a Fund's shareholders.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Short Term Global Government Fund accrues interest or other receivables (or accrues expenses or other liabilities) denominated in a foreign currency and the time the Short Term Global Government Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures and forward contracts, gains or loss attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Short Term Global Government Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         Many futures contracts entered into by the Short Term Global Government Fund or the Growth Fund, certain forward foreign currency contracts, and all listed nonequity options written or purchased by the Short Term Global Government Fund or Growth Fund will be governed by Section 1256 of the Code.
On the last trading day of the Short Term Global Government Fund's or Growth Fund's fiscal year, all such outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in the Fund's portfolio.

         Positions of the Short Term Global Government Fund or Growth Fund which consist of at least one position not governed by Section 1256 and at least one position governed by Section 1256 which substantially diminishes the Short Term Global Government Fund's or Growth Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Generally, a "straddle" is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in holding periods of securities and conversion of short-term capital losses into long-term capital losses.
Although mixed straddles are subject to the straddle rules of Section 1092 of the Code, certain tax elections exist for them which may affect the operations of these rules. Each of the Short Term Global Government Fund and Growth Fund intends to monitor its transactions in options and futures and may make certain tax elections in connection with those investments.

         As a general rule, a Fund's gain or loss on a sale or exchange of an investment will be a long-term capital gain or loss if the Fund has held the investment for more than one year and will be a short-term capital gain or loss if it has held the investment for one year or less. Furthermore, as a general rule, a shareholder's gain or loss on a sale or redemption of Fund shares will be a long-term capital gain or loss if the shareholder has held the Fund shares for more than one year and will be a short-term capital gain or loss if the shareholder has held the Fund shares for one year or less.

         While only the Equity Funds expect to realize a significant amount of net long-term capital gains, any such realized gains will be distributed as described in the Prospectus. Such distributions ("capital gain dividends"), if any, will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares, and will be designated as capital gain dividends in a written notice mailed to the shareholder after the close of the Fund's taxable year. Any loss on the sale or exchange of shares in a Fund that have been held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividend received by the shareholder with respect to such shares.

FLORIDA TAXES

         Taxation of Fund Shares. Florida does not impose an income tax on individuals. Thus, dividends and distributions paid by the Florida Insured Municipal Fund to individuals who are residents of Florida are not taxable by Florida. Florida imposes an income tax on corporations and similar entities at a rate of 5.5%. Distributions of investment income and capital gains by the Florida Insured Municipal Fund will be subject to Florida corporate income tax. Accordingly, investors in the Florida Insured Municipal Fund, including, in particular, investors that may be subject to the Florida corporate income tax, should consult their tax advisors with respect to the application of the Florida corporate income tax to the receipt of Fund dividends and distributions and to the investor's Florida tax situation in general.

         Florida imposes a tax on intangible personal property owned by Florida residents. Shares in the Florida Insured Municipal Fund constitute intangible personal property for purposes of the Florida intangible personal property tax. Thus, unless an exemption applies, shares in the Florida Insured Municipal Fund will be subject to the Florida intangible personal property tax. Florida provides an exemption for shares in an investment fund if the fund's portfolio of assets consists solely of assets exempt from the Florida intangible personal property tax. Assets exempt from Florida intangible personal property tax include obligations issued by the State of Florida and its political subdivisions, municipalities, and public authorities; obligations of the United States Government or its agencies; and cash.

         The Florida Insured Municipal Fund has received a ruling from the Florida Department of Revenue that if, on the last business day of any calendar year, the Insured Municipal Fund's assets consist solely of assets exempt from the Florida intangible personal property tax, shares of the Florida Insured Municipal Fund will be exempt from the Florida intangible personal property tax in the following year. Based on the ruling, if the Insured Municipal Fund's assets consist, on the last business day of the calendar year, solely of assets exempt from the Florida intangible personal property tax, shares of the Florida Insured Municipal Fund owned by Florida residents will be exempt from the Florida intangible personal property tax. If shares of the Fund are subject to the Florida intangible personal property tax because less than 100% of the Fund's assets on the last business day of the calendar year consists of assets exempt from the Florida intangible personal property tax, only the portion of the net asset value of a share of the Florida Insured Municipal Fund that is attributable to obligations of the United States Government will be exempt from taxation.

         Taxation of the Florida Insured Municipal Fund. If the Fund does not have a taxable nexus to Florida, such as through the location of the Florida Fund's activities or those of its advisors within the state, under present Florida law, the Fund is not subject to Florida corporate income taxation. Additionally, if the Fund's assets do not have a taxable situs in Florida as of January 1 of each calendar year, the Fund will not be subject to the Florida intangible personal property tax. If the Fund has a taxable nexus to Florida or the Fund's assets have a taxable situs in Florida, the Fund will be subject to Florida taxation. The Florida Insured Municipal Fund intends to operate so as not to be subject to Florida taxation.

SHAREHOLDER STATEMENTS


         Each shareholder will receive after the close of the calendar year an annual statement and such other written notices as are appropriate as to the federal income and California State personal income tax status of the shareholder's dividends and distributions received from the Fund for the prior calendar year. These statements will also inform shareholders as to the amount of exempt-interest dividends that is a specific preference item for purposes of the federal individual and corporate alternative minimum taxes and as to the exempt portion, if any, of the shareholder's shares of the Florida Insured Municipal Fund for purposes of the Florida State intangible personal property tax for the current tax year. Shareholders should consult their tax advisers as to any other state and local taxes that may apply to these dividends and distributions. The dollar amount of dividends excluded or exempt from federal income taxation or California State personal income taxation and the dollar amount of dividends subject to federal income taxation or California State personal income taxation, if any, will vary for each shareholder depending upon the size and duration of each shareholder's investment in a Fund. To the extent that the California Money, California Municipal, California Insured Intermediate

Municipal, Florida Insured Municipal or National Municipal Funds earns taxable net investment income, it intends to designate as taxable dividends the same percentage of each day's dividend (or of each day's taxable net investment income) as its taxable net investment income bears to its total net investment income earned on that day. Therefore, the percentage of each day's dividend designated as taxable, if any, may vary from day to day.


         If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income, or fails to certify that the taxpayer identification number is correct and that the shareholder is not subject to "backup withholding," then the shareholder may be subject to a 31% "backup withholding" tax with respect to (1) taxable dividends and distributions and (2) the proceeds of any redemptions of Fund shares. An individual's taxpayer identification number is his or her social security number. The 31% "backup withholding" tax is not an additional tax and may be credited against a taxpayer's regular federal income tax liability.

         THE FOREGOING IS ONLY A SUMMARY OF CERTAIN TAX CONSIDERATIONS GENERALLY AFFECTING A FUND AND ITS SHAREHOLDERS, AND IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. SHAREHOLDERS ARE URGED TO CONSULT THEIR TAX ADVISERS WITH SPECIFIC REFERENCE TO THEIR OWN TAX SITUATIONS, INCLUDING THEIR STATE AND LOCAL TAX LIABILITIES.

                                  DISTRIBUTOR

         Sierra Services serves as the Company's distributor for the Class A, Class B and Class S Shares on a best efforts basis pursuant to two separate distribution agreements between the Company and Sierra Services. To compensate Sierra Services for the distribution-related services it provides, and broker-dealers authorized by Sierra Services, the Company has adopted three plans of distribution (the "Plans") pursuant to Rule 12b-1 under the 1940 Act, one with respect to each of the classes of shares, the Class A, Class B and Class S Shares. Under the Plan for the Class A Shares, Sierra Services will be entitled to receive a distribution fee, accrued daily and paid monthly, calculated with respect to Class A Shares at the annual rate of up to .25% of the average daily net assets of the Class A Shares of each Fund. Under the Plans for the Class B Shares and Class S Shares, the Class B Shares and Class S Shares will be charged, respectively, distribution fees at an annual rate of up to .75% of the average daily net assets of such class of each Fund. Payments under the Plans may be used to defray a portion of the costs incurred in rendering distribution services to respective classes of the Funds, including costs such as costs of advertising or sales literature or payment of commissions on the sale of shares of the Funds. Class B Shares and Class S Shares are also subject to a service fee at an annual rate of .25% of the average daily net assets of each Fund. This service fee may be used for personal service and maintenance of shareholder accounts.

         The Plans are designed to enable Sierra Services, through its authorized broker-dealers to compensate the representatives of such broker-dealers and others for selling Company shares. Payments under the Plans are not tied exclusively to the distribution expenses actually incurred by Sierra Services or its authorized broker-dealers, and such payments may exceed distribution expenses actually incurred by Sierra Services or its authorized broker-dealers. Sierra Services anticipates, however, that for the foreseeable future distribution expenses incurred will greatly exceed amounts paid under the Plans. The Board of Trustees, including a majority of the Trustees who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Plan ("Independent Trustees"), will evaluate the appropriateness of the Plans and their payment terms on a continuing basis and in doing so will consider all relevant factors, including expenses borne by Sierra Services and its authorized broker-dealers in the current year and in prior years and amounts received under the Plans.

         Under their terms, the Plans remain in effect from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of the Independent Trustees. Each of the Plans may not be amended to increase materially the amount to be spent for the services provided by Sierra Services without approval by the shareholders of the class of shares of the Fund to which the Plan applies, and all material amendments of the Plans also require Board approval. Each of the Plans may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees, or, with respect to any class of shares of any of the Funds, by a vote of a majority of the outstanding voting securities of the class of shares of the Fund (as such vote is defined in the 1940 Act). If a Plan is terminated (or not renewed) with respect to any class of any one or more Funds, it may continue in effect with respect to the same class of any Fund as to which it has not been terminated (or has been renewed). Pursuant to the distribution agreements, Sierra Services will provide the Board of Trustees periodic reports of any amounts expended under the Plans and purpose for which such expenditures were made.


         For the fiscal years ended June 30, 1996, 1995 and 1994, Sierra Services received distribution fees totaling (after waivers of fees) $6,430,836, $6,715,281, and $7,622,912, respectively, in the aggregate, from the Funds under the Class A Plan. For the same periods, Sierra Services received $0, $58,212, and $172,906, respectively, representing contingent deferred sales charges on redemptions of Class A Shares of the Funds. The Target Maturity Fund had not commenced operations as of June 30, 1994. In addition, for the fiscal years ended June 30, 1996, 1995 and 1994, Sierra Services received $637,291, $7,099,863 and $28,076,080, respectively, representing compensation from front-end sales charges on Fund shares sold. For each fiscal year ended June 30, 1996, 1995 and 1994, Sierra Services voluntarily waived no distribution fees in the aggregate. During the fiscal year ended June 30, 1996, Sierra Services incurred distribution and operating expenses with respect to Class A Shares of the Funds totaling $10,527,208 consisting of $250,929 for advertising; $438,458 for marketing promotion; $2,110,916 for preparation, printing and distribution of sales literature and shareholder reports; $473,803 for fulfillment; $467,191 for seminars; $1,120,947 for salaries to the Sierra Services' personnel; $4,977,532 in commissions and additional compensation to the Sierra Services' personnel; $104,836 for occupancy; $82,995 for telephone; and $499,599 in administration expenses.



Sierra Services serves as distributor of Class B and S Shares of the Company. For the fiscal year ended June 30, 1996, Sierra Services received distribution fees from the Funds totaling $138,238, in the aggregate under the Class B Distribution Plan and $176,465, in the aggregate under the Class S Distribution Plan. For the same period, Sierra Services received $43,902 representing CDSC on redemptions of Class B Shares of the Funds and $36,178, representing CDSC on redemptions of Class S Shares of the Funds. For the fiscal year ended June 30, 1996, Sierra Services did not waive any distribution fees. Sierra Services paid out all of the distribution related fees it received for each of the Class B and Class S Shares to the financier of the sales commissions paid on sale of Class B and S Shares, respectively.



         Prior to December 20, 1995, Funds Distributor Inc. ("FDI") served as a co-distributor of Class B and Class S Shares of the Company. For the fiscal year ended June 30, 1996, FDI received distribution fees from the Funds totaling $871,600, in the aggregate under the Class B Distribution Plan and $967,921, in the aggregate under the Class S Distribution Plan. For the same period, FDI received $476,513, representing CDSCs on redemptions of Class B Shares of the Funds and $355,600, representing CDSCs on redemptions of Class S Shares of the Funds. For the fiscal year ended June 30, 1996, FDI did not waive any distribution fees. FDI paid out all of the distribution related fees it received for each of the Class B and Class S Shares to the financier of the sales commissions paid on sale of Class B Shares and Class S Shares, respectively.

                                                                        APPENDIX

            DESCRIPTION OF BOND, NOTES AND COMMERCIAL PAPER RATINGS

DESCRIPTION OF S&P CORPORATE BOND RATINGS

          AAA: Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

          AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

          A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

          Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as for Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF DUFF'S CORPORATE BOND RATINGS

          Bonds rated AAA by Duff are judged by Duff to be of the highest credit quality, with negligible risk factors being only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA by Duff are judged by Duff to be of high credit quality with strong protection factors and risk that is modest but that may vary slightly from time to time because of economic conditions. Bonds rated A by Duff are judged by Duff to have average but adequate protection factors. However, risk factors are more variable and greater in periods of economic stress. Bonds rated BBB by Duff are judged by Duff as having below average protection factors but still considered sufficient for prudent investment, with considerable variability in risk during economic cycles.

DESCRIPTION OF FITCH'S CORPORATE BOND RATINGS

          Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB by Fitch are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

DESCRIPTION OF S&P MUNICIPAL BOND RATINGS

          AAA - Prime - These bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

          General Obligation Bonds - In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

          Revenue Bonds - Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, debt service reserve requirements) are rigorous. There is evidence of superior management.

          AA - High Grade - Bonds in this group have a very strong capacity to pay interest and repay principal and differ from the highest rated debt only in small degree.

          A - Good Grade - Bonds in this category have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. Regarding municipal bonds, the rating differs from the two higher ratings because:

          General Obligation Bonds - There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

          Revenue Bonds - Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate.

          BBB - Medium Grade - Bonds in this group are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

          General Obligation Bonds - Under certain adverse conditions, several of the above factors could contribute to a lesser capacity for payment of debt service. The difference between A and BBB ratings is that the latter shows more than one fundamental weakness, or one very substantial fundamental weakness, whereas the former shows only one deficiency among the factors considered.

          Revenue Bonds - Debt coverage is only fair. Stability of the pledged revenues could show substantial variations, with the revenue flow possibly being subject to erosion over time. Basic security provisions are no more than adequate. Management performance could be stronger.

          BB, B, CCC, CC and C - Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.
BB indicates the least degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

          D - Bonds rated D are in default, or the obligor has filed for bankruptcy. The D rating is issued when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

          S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA-Prime Grade category.

DESCRIPTION OF S&P MUNICIPAL NOTE RATINGS

          Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2 or -3) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS

          Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba:   Bonds which are rated Ba are judged to have speculative
elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B:   Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Moody's applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.


DESCRIPTION OF MOODY'S MUNICIPAL NOTE RATINGS

          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG 1/VMIG 1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing, from superior liquidity support, or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation of MIG 2/VMIG 2 are of high quality, with margins of protection ample, although not as large as the preceding group. Loans bearing the designation MIG 3/VMIG 3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established. Loans bearing the designation MIG 4/VMIG 4 are of adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS

          Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payments is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS

          The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

DESCRIPTION OF DUFF'S COMMERCIAL PAPER RATINGS

          Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by good fundamental protection factors. Risk factors are minor. Ratings of Duff-1 are further refined by the gradations of "1+" and "1-". Issues rated Duff-1+ have the highest certainty of timely payment, outstanding short term liquidity, and safety just below risk-free U.S. Treasury short-term obligations. Issues rated Duff-1- have high certainty of timely payment, strong liquidity factors supported by good fundamental protection factors, and small risk factors.
Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

DESCRIPTION OF FITCH'S COMMERCIAL PAPER RATINGS

          The rating F-1+ (Exceptionally Strong Credit Quality) is the highest commercial rating assigned by Fitch and is assigned to issues regarded as having the strongest degree of assurance for timely payment. Paper rated F-1 (Very Strong Credit Quality) is regarded as having an assurance of timely payment only slightly less in degree than issues rated F-1+. The rating F-2 (Good Credit Quality) reflects an assurance of timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

                              FINANCIAL STATEMENTS
                              --------------------


The following are the audited financial statements for the fiscal year ended June 30, 1996, and the Report of Independent Accountants of Price Waterhouse LLP dated August 13, 1996 relating to the financial statements and financial highlights of each of the fund series constituting the Sierra Trust Funds.

--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES

                               SIERRA TRUST FUNDS

                                 JUNE 30, 1996

                                                 U.S.                     SHORT TERM    SHORT TERM
                                  GLOBAL      GOVERNMENT    CALIFORNIA       HIGH         GLOBAL          U.S.        CORPORATE
                                  MONEY          MONEY         MONEY        QUALITY     GOVERNMENT     GOVERNMENT       INCOME
                                   FUND          FUND          FUND        BOND FUND       FUND           FUND           FUND
                               ------------   -----------   -----------   -----------   -----------   ------------   ------------
ASSETS:
Investments, at value (Note 2)
  See portfolios of
    investments (a)........... $169,484,192   $40,884,658   $57,336,220   $39,622,332   $67,075,711   $637,581,058   $370,590,088
Cash and/or foreign currency
  (b).........................       48,899        74,900       269,335       119,680           256        308,636        --
Net unrealized appreciation of
  forward foreign currency
  contracts (Note 2) See
  portfolios of investments...      --            --            --            --            973,410        --             --
Receivable for dollar roll fee
  income (Notes 2 and 6)......      --            --            --            --            --             330,424        --
Dividends and/or interest
  receivable..................      590,178       317,565       814,672       404,363     2,018,344      3,989,359      7,977,976
Receivable for Fund shares
  sold........................    5,805,173     2,481,344        57,787        15,573        15,384        772,118        173,670
Receivable for investment
  securities sold.............    4,993,342       --            --            --          5,142,411     15,249,825      5,575,685
Unamortized organization costs
  (Note 8)....................      --            --            --              8,273         1,295        --             --
Receivable from investment
  advisor.....................        8,684       --            --            --            --             --             --
Prepaid expenses and other
  assets......................        2,268           911         1,126         1,294         2,994         10,675          8,529
                               ------------   -----------   -----------   -----------   -----------   ------------   ------------
    Total Assets..............  180,932,736    43,759,378    58,479,140    40,171,515    75,229,805    658,242,095    384,325,948
                               ------------   -----------   -----------   -----------   -----------   ------------   ------------
LIABILITIES:
Net unrealized depreciation of
  forward foreign currency
  contracts (Note 2) See
  portfolios of investments...      --            --            --            --            --             --             --
Options written, at value
  (Premiums received $31,854
  and $194,487, respectively)
  (Note 2)
  See portfolios of
  investments.................      --            --            --             27,977       289,913        --             --
Payable for dollar roll
  transactions (Notes 2 and
  6)..........................      --            --            --            --            --         150,678,281     46,265,313
Deferred income for dollar
  roll transactions...........      --            --            --            --            --             464,764         59,111
Variation Margin (Note 2).....      --            --            --             49,500       --             818,969        --
Payable for Fund shares
  redeemed....................      675,325     4,110,179        14,529        37,631        28,757        610,948      1,534,024
Payable for investment
  securities purchased........    4,996,500       --          7,023,495       497,008     5,138,320     21,562,811        --
Investment advisory fee
  payable (Note 3)............      --              2,551         8,260         1,162         3,391         23,800        117,864
Administration fee payable
  (Note 3)....................       41,338        11,637        12,852        13,964        20,037        135,004         95,676
Shareholder servicing and
  distribution fees payable
  (Note 5)....................       45,933         9,993        10,808        16,345        16,584        129,473         90,267
Dividends payable.............       14,427         2,999         2,273        58,504       134,384        938,116        902,017
Accrued legal and audit
  fees........................       21,900        18,309        18,581        24,944        48,171         36,237         31,737
Accrued transfer agent fees...       26,634        14,473         8,572        15,743        12,340         85,706         57,526
Accrued Trustees' fees and
  expenses (Note 4)...........        1,053           296           327           305           437          2,948          2,089
Due to Custodian..............      --            --            --            --            --             --             --
Accrued expenses and other
  payables....................       53,242         7,616        10,631        20,706         6,083        137,717         36,005
                               ------------   -----------   -----------   -----------   -----------   ------------   ------------
    Total Liabilities.........    5,876,352     4,178,053     7,110,328       763,789     5,698,417    175,624,774     49,191,629
                               ------------   -----------   -----------   -----------   -----------   ------------   ------------
NET ASSETS.................... $175,056,384   $39,581,325   $51,368,812   $39,407,726   $69,531,388   $482,617,321   $335,134,319
                               ============   ===========   ===========   ===========   ===========   ============   ============


---------------------

(A) INVESTMENTS, AT COST (NOTE
    2)........................  169,484,192    40,884,658    57,336,220    39,716,022    65,457,556    637,686,783    363,019,833
(B) CASH AND/OR FOREIGN
    CURRENCY, AT COST (NOTE
    2)........................       48,899        74,900       269,335       118,750           256        308,636        --

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                          CALIFORNIA
                           FLORIDA         INSURED
         CALIFORNIA        INSURED       INTERMEDIATE       NATIONAL        GROWTH AND                         EMERGING
         MUNICIPAL        MUNICIPAL       MUNICIPAL        MUNICIPAL          INCOME           GROWTH           GROWTH
            FUND            FUND             FUND             FUND             FUND             FUND             FUND
        ------------     -----------     -----------      ------------     ------------     ------------     ------------
        $388,398,075     $36,878,762     $ 74,170,062     $242,000,539     $239,638,428     $248,291,481     $360,581,190
             --               67,216          141,846           64,682           18,665          123,112        2,045,883
             --              --               --               --               --               --               --
             --              --               --               --               --               --               --
           6,155,382         567,924        1,191,542        3,329,830          429,353           56,105           23,112
             101,664          29,531          144,541        3,004,558          565,572        1,034,274          990,944
             977,344         --               --               --             4,006,081        5,634,062        1,712,869
             --               25,600            4,462          --               --                20,728          --
             --                5,943          --               --               --               --               --
               9,189             787            1,374            6,224            4,075            5,394           12,105
        ------------     -----------     ------------     ------------     ------------     ------------     ------------
         395,641,654      37,575,763       75,653,827      248,405,833      244,662,174      255,165,156      365,366,103
        ------------     -----------     ------------     ------------     ------------     ------------     ------------
             --              --               --               --               --                16,358          322,571
             --              --               --               --               --               --               --
             --              --               --               --               --               --               --
             --              --               --               --               --               --               --
             112,500         --               --               225,000          --               208,125          --
              33,267         123,385          --               125,201        2,764,099          666,102        1,552,015
           1,504,833       2,067,274          --             7,134,553        4,941,667        3,357,440        6,526,740
              87,049         --                 1,115           70,133          155,468          186,016          251,922
             112,423          10,036           21,421           68,314           71,586           71,128          102,045
              92,758          10,495           27,939           52,924           85,890           93,117          117,459
             644,287          70,904           68,923          453,202           21,918          --               --
              28,417          15,959           18,717           27,993           30,343           24,340           29,122
              65,389           4,112           14,591           39,059           52,090           41,181           67,627
               2,455             219              468            1,492            1,563            1,553            2,228
             169,657         --               --               --               --               --               --
              57,804          13,451           23,084           37,953           48,835           60,759           82,459
        ------------     -----------     ------------     ------------     ------------     ------------     ------------
           2,910,839       2,315,835          176,258        8,235,824        8,173,459        4,726,119        9,054,188
        ------------     -----------     ------------     ------------     ------------     ------------     ------------
        $392,730,815     $35,259,928     $ 75,477,569     $240,170,009     $236,488,715     $250,439,037     $356,311,915
        ============     ===========     ============     ============     ============     ============     ============


         372,675,160      36,284,224       71,907,876      228,865,229      219,424,813      219,711,612      283,991,023

             --               67,216          141,846           64,682           18,665          123,403        2,035,759



      INTERNATIONAL       TARGET
         GROWTH          MATURITY
          FUND          2002 FUND
      ------------      ---------
       $156,082,304     $3,079,516
          3,751,093         19,079
            605,855         --
           --               --
            505,714         --
          4,700,950         --
          6,738,213         --
           --               44,087
           --                2,882
              2,725             23
       ------------      ---------
        172,386,854      3,145,587
       ------------      ---------
           --               --
           --               --
           --               --
           --               --
           --               --
             65,710          1,589
         12,324,922         --
            106,666         --
             44,195            893
             57,018            638
           --               --
             35,299         15,409
             22,382            613
                965             19
           --               --
            128,906          1,724
       ------------      ---------
         12,786,063         20,885
       ------------      ---------
       $159,600,791     $3,124,702
       ============     ==========


        149,846,236      3,071,453

          3,697,796         19,079

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                               SIERRA TRUST FUNDS

                                 JUNE 30, 1996

                                       U.S.                         SHORT TERM      SHORT TERM
                      GLOBAL        GOVERNMENT      CALIFORNIA         HIGH           GLOBAL            U.S.          CORPORATE
                      MONEY            MONEY           MONEY          QUALITY       GOVERNMENT       GOVERNMENT         INCOME
                       FUND            FUND            FUND          BOND FUND         FUND             FUND             FUND
                   ------------     -----------     -----------     -----------     -----------     ------------     ------------
NET ASSETS CONSIST
  OF:
Undistributed net
  investment
  income/
  (accumulated net
  investment
  loss/distributions
  in excess of net
  investment
  income)......... $      8,033     $     7,444     $     2,363     $   (60,622)    $  (209,594)    $      5,733     $ (1,086,967)
Accumulated net
  realized
  gain/(loss) on
  investments
  sold, futures
  contracts,
  closed written
  options, forward
  foreign currency
  contracts and
  foreign currency
  transactions....          969         (15,708)        (40,974)     (1,303,060)     (2,677,835)     (75,544,583)     (35,032,631)
Net unrealized
  appreciation/
  (depreciation)
  of investments,
  foreign
  currency,
  written options,
  futures
  contracts,
  forward foreign
  currency
  contracts and
  other assets and
  liabilities.....      --              --              --             (222,271)      2,513,856       (1,889,735)       7,570,255
Paid-in capital...  175,047,382      39,589,589      51,407,423      40,993,679      69,904,961      560,045,906      363,683,662
                   ------------     -----------     -----------     -----------     -----------     ------------     ------------
    Total Net
      Assets...... $175,056,384     $39,581,325     $51,368,812     $39,407,726     $69,531,388     $482,617,321     $335,134,319
                   ============     ===========     ===========     ===========     ===========     ============     ============
NET ASSETS:
Class A Shares.... $153,785,932     $39,030,913     $51,211,246     $32,440,041     $65,726,028     $423,282,149     $298,517,751
                   ============     ===========     ===========     ===========     ===========     ============     ============
Class B Shares.... $    422,234     $   111,684     $   147,145     $ 3,436,692     $ 1,594,138     $ 23,667,824     $ 24,605,864
                   ============     ===========     ===========     ===========     ===========     ============     ============
Class S Shares.... $ 20,848,218     $   438,728     $    10,421     $ 3,530,993     $ 2,211,222     $ 35,667,348     $ 12,010,704
                   ============     ===========     ===========     ===========     ===========     ============     ============
SHARES
  OUTSTANDING:
Class A Shares....  153,677,036      39,043,239      51,252,924      13,985,174      28,740,543       44,993,650       29,386,338
                   ============     ===========     ===========     ===========     ===========     ============     ============
Class B Shares....      421,783         111,719         147,265       1,482,673         697,118        2,515,458        2,422,109
                   ============     ===========     ===========     ===========     ===========     ============     ============
Class S Shares....   20,952,825         438,893          10,430       1,522,546         966,831        3,792,380        1,182,150
                   ============     ===========     ===========     ===========     ===========     ============     ============
CLASS A SHARES:
Net asset value
  per share of
  beneficial
  interest
  outstanding*....        $1.00           $1.00           $1.00           $2.32           $2.29            $9.41           $10.16
                   ============     ===========     ===========     ===========     ===========     ============     ============
Maximum sales
  charge..........      --              --              --                3.50%           3.50%            4.50%            4.50%
Maximum offering
  price per share
  of beneficial
  interest
  outstanding.....      --              --              --                $2.40           $2.37            $9.85           $10.64
                   ============     ===========     ===========     ===========     ===========     ============     ============
CLASS B SHARES:
Net asset value
  and offering
  price per share
  of beneficial
  interest
  outstanding*....        $1.00           $1.00           $1.00           $2.32           $2.29            $9.41           $10.16
                   ============     ===========     ===========     ===========     ===========     ============     ============
CLASS S SHARES:
Net asset value
  and offering
  price per share
  of beneficial
  interest
  outstanding*....        $1.00           $1.00           $1.00           $2.32           $2.29            $9.41           $10.16
                   ============     ===========     ===========     ===========     ===========     ============     ============

---------------------
* Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge.
+ Represents accumulated net investment loss.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                          CALIFORNIA
                           FLORIDA         INSURED
         CALIFORNIA        INSURED       INTERMEDIATE       NATIONAL        GROWTH AND                         EMERGING
         MUNICIPAL        MUNICIPAL       MUNICIPAL        MUNICIPAL          INCOME           GROWTH           GROWTH
            FUND            FUND             FUND             FUND             FUND             FUND             FUND
        ------------     -----------     -----------      ------------     ------------     ------------     ------------
        $     11,641     $    35,177     $      2,768     $     39,645     $     --         $   (165,570)+   $    322,571
         (14,200,087)     (3,053,564)         213,231      (10,790,495)      28,424,080       28,190,464       25,655,387
          15,450,233         594,538        2,262,186       12,558,696       20,213,615       28,108,766       76,256,520
         391,469,028      37,683,777       72,999,384      238,362,163      187,851,020      194,305,377      254,077,437
        ------------     -----------      -----------     ------------     ------------     ------------     ------------
        $392,730,815     $35,259,928     $ 75,477,569     $240,170,009     $236,488,715     $250,439,037     $356,311,915
        ============     ===========     ============     ============     ============     ============     ============
        $372,176,606     $29,820,654     $ 54,518,352     $233,358,861     $183,083,923     $179,720,185     $283,746,937
        ============     ===========     ============     ============     ============     ============     ============
        $ 20,542,925     $ 5,428,026     $ 20,947,839     $  6,799,992     $ 23,923,648     $ 25,067,245     $ 28,919,761
        ============     ===========     ============     ============     ============     ============     ============
        $     11,284     $    11,248     $     11,378     $     11,156     $ 29,481,144     $ 45,651,607     $ 43,645,217
        ============     ===========     ============     ============     ============     ============     ============
          35,110,379       3,093,335        5,164,136       21,543,012       12,986,458       11,451,604       14,066,987
        ============     ===========     ============     ============     ============     ============     ============
           1,937,826         563,020        1,984,291          627,662        1,705,017        1,620,425        1,454,916
        ============     ===========     ============     ============     ============     ============     ============
               1,065           1,167            1,077            1,030        2,100,515        2,950,379        2,195,022
        ============     ===========     ============     ============     ============     ============     ============
              $10.60           $9.64           $10.56           $10.83           $14.10           $15.69           $20.17
        ============     ===========     ============     ============     ============     ============     ============
               4.50%           4.50%            4.50%            4.50%            5.75%            5.75%            5.75%
              $11.10          $10.09           $11.06           $11.34           $14.96           $16.65           $21.40
        ============     ===========     ============     ============     ============     ============     ============
              $10.60           $9.64           $10.56           $10.83           $14.03           $15.47           $19.88
        ============     ===========     ============     ============     ============     ============     ============
              $10.60           $9.64           $10.56           $10.83           $14.04           $15.47           $19.88
        ============     ===========     ============     ============     ============     ============     ============


      INTERNATIONAL       TARGET
         GROWTH          MATURITY
          FUND          2002 FUND
      ------------      ---------
      $   1,605,235     $  102,422
            424,907          6,178
          6,814,070          8,063
        150,756,579      3,008,039
       ------------      ---------
      $ 159,600,791     $3,124,702
      =============     ==========
      $ 116,253,636     $3,124,702
      =============     ==========
      $   4,447,178         --
      =============
      $  38,899,977         --
      =============
         11,078,231        291,381
      =============     ==========
            428,022         --
      =============
          3,746,621         --
      =============
             $10.49         $10.72
      =============     ==========
              5.75%          2.00%
             $11.13         $10.94
      =============     ==========
             $10.39         --
      =============
             $10.38         --
      =============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS

                               SIERRA TRUST FUNDS

                        FOR THE YEAR ENDED JUNE 30, 1996

                                         U.S.                       SHORT TERM      SHORT TERM
                         GLOBAL       GOVERNMENT     CALIFORNIA        HIGH           GLOBAL            U.S.          CORPORATE
                         MONEY          MONEY          MONEY          QUALITY       GOVERNMENT       GOVERNMENT         INCOME
                          FUND           FUND           FUND         BOND FUND         FUND             FUND             FUND
                       ---------      ----------     ---------      ----------      -----------     -----------      -----------
INVESTMENT INCOME:
Dividends...........   $   --         $  --          $   --         $   --          $   --          $    --          $    --
Foreign withholding
  tax on dividend
  income............       --            --              --             --              --               --               --
Interest............    8,861,890     2,435,414       1,959,603       3,663,591      6,574,203        36,235,413       29,397,282
Foreign withholding
  tax on interest
  income............       --            --              --             --            (112,902)          --               --
Fee income (Note
  6)................       --            --              --             --              --             2,064,175          853,300
                        ---------     ---------       ---------      ----------     ----------       -----------      -----------
    Total investment
      income........    8,861,890     2,435,414       1,959,603       3,663,591      6,461,301        38,299,588       30,250,582
                        ---------     ---------       ---------      ----------     ----------       -----------      -----------
EXPENSES:
Investment advisory
  fee (Note 3)......      622,915       175,521         206,796         262,885        552,582         2,581,417        2,403,914
Administration fee
  (Note 3)..........      467,187       131,641         155,097         184,020        297,544         1,642,720        1,294,415
Custodian fees......       14,442         2,941           3,053           9,807         15,096           116,421            7,616
Legal and audit
  fees..............       34,959        22,121          23,047          33,010         59,901            79,211           63,643
Trustees' fees and
  expenses (Note
  4)................        5,026         1,412           1,675           1,742          2,745            15,120           11,719
Amortization of
  organization costs
  (Note 8)..........       --            --              --               3,545          2,000           --               --
Registration and
  filing fees.......       85,082        31,805          11,414          37,052          4,168            20,601            4,322
Transfer agent
  fees..............      130,106        48,341          41,343          50,322         71,734           375,541          292,609
Other...............       40,484        13,842          15,620          30,919         35,399           218,581          112,060
                        ---------     ---------       ---------      ----------     ----------       -----------      -----------
    Subtotal........    1,400,201       427,624         458,045         613,302      1,041,169         5,049,612        4,190,298
Shareholder
  servicing and
  distribution fees
  (Note 5):
  Class A Shares....      353,950       108,864         128,956         108,968        203,577         1,092,257          850,156
  Class B Shares....        2,609           724           1,066          32,658         13,843           180,758          208,938
  Class S Shares....      138,880         2,624             103          57,238         21,976           143,697           88,767
Fees waived and/or
  expenses absorbed
  by investment
  advisor and
  administrator
  (Note 3)..........     (771,684)     (162,368)       (148,062)       (348,098)      (529,448)       (2,896,457)      (1,606,290)
Fees reduced by
  credits allowed by
  the custodian
  (Note 3)..........       (7,013)       (1,565)         --              (2,273)          (808)          (45,546)          (1,548)
                        ---------     ---------       ---------      ----------     ----------       -----------      -----------
    Total expenses
      before
      interest
      expense.......    1,116,943       375,903         440,108         461,795        750,309         3,524,321        3,730,321
                        ---------     ---------       ---------      ----------     ----------       -----------      -----------
Interest expense
  (Note 6)..........       --            --              --             --              --               582,417          --
                        ---------     ---------       ---------      ----------     ----------       -----------      -----------
    Total
      expenses......    1,116,943       375,903         440,108         461,795        750,309         4,106,738        3,730,321
                        ---------     ---------       ---------      ----------     ----------       -----------      -----------
NET INVESTMENT
  INCOME/(LOSS).....    7,744,947     2,059,511       1,519,495       3,201,796      5,710,992        34,192,850       26,520,261
                        ---------     ---------       ---------      ----------     ----------       -----------      -----------
NET REALIZED AND
  UNREALIZED
  GAIN/(LOSS) ON
  INVESTMENTS
  (Notes 2 and 6):
Realized gain/(loss)
  from:
  Security
    transactions....        1,087        (4,208)             87        (336,498)      (312,843)       (2,605,006)      (4,000,643)
  Forward foreign
    currency
    contracts
    and foreign
    currency
    transactions....       --            --              --              (1,593)    (2,645,891)          --               --
  Futures
    contracts.......       --            --              --             (25,171)        --            (1,173,449)         --
  Written options...       --            --              --             (14,410)     1,988,647           --               --
Net change in
  unrealized
  appreciation/
  (depreciation) of:
  Securities........       --            --              --            (538,023)      (220,441)       (9,885,671)      (8,362,491)
  Forward foreign
    currency
    contracts.......       --            --              --             --           3,911,295           --               --
  Foreign currency,
    written options,
    futures
    contracts and
    other assets and
    liabilities.....       --            --              --            (128,581)       (80,386)         (489,868)         --
                        ---------     ---------       ---------      ----------     ----------       -----------      -----------
Net realized and
  unrealized
  gain/(loss) on
  investments.......        1,087        (4,208)             87      (1,044,276)     2,640,381       (14,153,994)     (12,363,134)
                        ---------     ---------       ---------      ----------     ----------       -----------      -----------
NET INCREASE IN NET
  ASSETS
  RESULTING FROM
  OPERATIONS........   $7,746,034     $2,055,303     $1,519,582     $ 2,157,520     $8,351,373      $ 20,038,856     $ 14,157,127
                       ==========     ==========     ==========     ===========     ==========      ============     ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                        CALIFORNIA
                         FLORIDA         INSURED
        CALIFORNIA       INSURED       INTERMEDIATE      NATIONAL       GROWTH AND                       EMERGING
         MUNICIPAL      MUNICIPAL       MUNICIPAL        MUNICIPAL        INCOME          GROWTH          GROWTH
           FUND            FUND            FUND            FUND            FUND            FUND            FUND
        -----------     ---------      -----------      -----------     -----------     -----------     -----------
        $   --          $   --          $  --           $   --          $ 4,555,693     $ 1,461,112     $ 1,282,705
            --              --             --               --              (26,222)        (49,435)        (25,615)
         26,386,887      2,097,410       3,826,684       17,066,807         409,112       1,250,902         522,558
            --              --             --               --              --              --              --
            --              --             --               --              --              --              --
        -----------     ----------      ----------      -----------     -----------     -----------     -----------
         26,386,887      2,097,410       3,826,684       17,066,807       4,938,583       2,662,579       1,779,648
        -----------     ----------      ----------      -----------     -----------     -----------     -----------
          2,233,979        201,769         393,599        1,418,103       1,769,245       2,023,665       2,464,903
          1,421,623        128,399         250,472          902,429         809,686         769,573         994,372
             27,250          7,946          14,367            6,678          22,999          50,827          33,038
             66,287         22,378          25,770           53,575          48,969          43,230          52,472
             12,994          1,172           2,310            8,218           7,460           7,098           9,437
            --              13,143           1,622          --              --               11,618         --
              4,972         31,359          32,360           13,214          59,117          60,179          87,491
            314,765         25,869          61,676          198,740         199,060         183,309         248,724
            128,301         13,504          30,634           88,090          65,360          61,345          75,613
        -----------     ----------      ----------      -----------     -----------     -----------     -----------
          4,210,171        445,539         812,810        2,689,047       2,981,896       3,210,844       3,966,050
            982,698         79,701         137,766          629,965         475,235         433,346         596,859
            130,879         47,938         164,456           58,399         144,106         152,906         175,798
                111            110             112              110         268,342         312,489         277,830
         (1,398,796)      (296,536)       (454,944)        (645,198)        --              --              --
            (27,250)        (7,946)        (14,367)          (6,678)         (3,305)        (15,835)        (10,408)
        -----------     ----------      ----------      -----------     -----------     -----------     -----------
          3,897,813        268,806         645,833        2,725,645       3,866,274       4,093,750       5,006,129
        -----------     ----------      ----------      -----------     -----------     -----------     -----------
            --              --             --               --              --              --              --
        -----------     ----------      ----------      -----------     -----------     -----------     -----------
          3,897,813        268,806         645,833        2,725,645       3,866,274       4,093,750       5,006,129
        -----------     ----------      ----------      -----------     -----------     -----------     -----------
         22,489,074      1,828,604       3,180,851       14,341,162       1,072,309      (1,431,171)     (3,226,481)
        -----------     ----------      ----------      -----------     -----------     -----------     -----------
          1,562,145        223,803         506,699        1,820,935      38,695,226      45,059,178      38,787,429
            --              --             --               --                  (60)        344,548        (180,346)
             49,090        (57,904)        (65,939)      (1,296,125)        --              --              --
            --              --             --                51,255         --              --              --
          1,407,766        688,756         381,603        2,355,712       4,454,639       4,062,975      48,545,776
            --              --             --               --              --              184,827          (7,972)
           (272,682)        --             --              (678,932)        --             (453,656)         (9,832)
        -----------     ----------      ----------      -----------     -----------     -----------     -----------
          2,746,319        854,655         822,363        2,252,845      43,149,805      49,197,872      87,135,055
        -----------     ----------      ----------      -----------     -----------     -----------     -----------
        $25,235,393     $2,683,259      $4,003,214      $16,594,007     $44,222,114     $47,766,701     $83,908,574
        ===========     ==========      ==========      ===========     ===========     ===========     ===========


                         TARGET
       INTERNATIONAL    MATURITY
          GROWTH          2002
           FUND           FUND
       -------------    ---------
       $ 2,483,189      $  --
          (284,585)        --
           490,034       198,898
              (973)        --
           --              --
       ------------     --------
         2,687,665       198,898
       ------------     --------
         1,062,220         7,915
           422,563        11,080
            75,082         2,472
            50,232        18,747
             4,023           101
           --             11,757
            50,182        16,614
           101,778         2,526
            74,052         1,736
       -----------      --------
         1,840,132        72,948
           240,623         7,915
            31,371         --
           213,460         --
           --            (58,774)
            (5,593)       (2,430)
       -----------      --------
         2,319,993        19,659
       -----------      --------
           --              --
       -----------      --------
         2,319,993        19,659
       -----------      --------
           367,672       179,239
       -----------      --------
         1,935,028         6,184
         4,600,981         --
           --              --
           --              --
         7,169,283      (105,710)
           726,143         --
             2,164         --
       -----------      --------
        14,433,599       (99,526)
       -----------      --------
       $14,801,271      $ 79,713
       ===========      ========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS

                               SIERRA TRUST FUNDS

                        FOR THE YEAR ENDED JUNE 30, 1996

                                     U.S.                          SHORT TERM       SHORT TERM
                    GLOBAL        GOVERNMENT      CALIFORNIA          HIGH            GLOBAL            U.S.          CORPORATE
                    MONEY            MONEY           MONEY          QUALITY         GOVERNMENT       GOVERNMENT         INCOME
                     FUND            FUND            FUND          BOND FUND           FUND             FUND             FUND
                 ------------     -----------     -----------     -----------      ------------     ------------     ------------
Net investment
income/(loss)... $  7,744,947     $ 2,059,511     $ 1,519,495     $  3,201,796     $  5,710,992     $ 34,192,850     $ 26,520,261
Net realized
  gain/(loss) on
  invest-
  ments sold,
  forward
  foreign
  currency
  contracts,
  foreign
  currency
  transactions,
  futures
  contracts and
  closed written
  options during
  the year......        1,087          (4,208)             87         (377,672)        (970,087)      (3,778,455)      (4,000,643)
Net unrealized
  appreciation/
  (depreciation)
  of investments,
  forward
  foreign
  currency
  contracts,
  foreign
  currency,
  futures
  contracts,
  written
  options and
  other assets
  and
  liabilities
  during the
  year..........      --              --              --              (666,604)       3,610,468      (10,375,539)      (8,362,491)
                 ------------     -----------     -----------      -----------     ------------     ------------     ------------
Net increase in
  net assets
  resulting from
  operations....    7,746,034       2,055,303       1,519,582        2,157,520        8,351,373       20,038,856       14,157,127
Distributions to
  shareholders
  from:
  Net investment
    income:
    Class A
      Shares....   (7,159,606)     (2,041,798)     (1,517,163)      (2,639,086)      (5,494,977)     (30,531,601)     (24,434,855)
    Class B
      Shares....      (11,198)         (3,454)         (2,251)        (174,411)         (86,193)      (1,121,623)      (1,340,683)
    Class S
      Shares....     (592,142)        (12,141)           (914)        (298,588)        (129,822)        (880,081)        (571,737)
  Distributions
    in excess of
    net
    investment
    income:
    Class A
      Shares....      --              --              --               --              (531,573)         --               --
    Class B
      Shares....      --              --              --               --                (9,037)         --               --
    Class S
      Shares....      --              --              --               --               (14,346)         --               --
  Net realized
    gains on
    investments:
    Class A
      Shares....      (15,528)        --              --               --               --               --               --
    Class B
      Shares....          (29)        --              --               --               --               --               --
    Class S
      Shares....       (1,523)        --              --               --               --               --               --
  Capital (Note
    2):
    Class A
      Shares....      --              --              --               (52,911)         --               --              (159,061)
    Class B
      Shares....      --              --              --                (3,964)         --               --                (9,773)
    Class S
      Shares....      --              --              --                (6,948)         --               --                (4,152)
Net increase/
  (decrease)
  in net assets
  from Fund
  share
  transactions:
    Class A
      Shares....   43,695,697      (8,459,449)      2,376,197      (10,594,238)     (40,267,647)     (25,372,120)     (74,157,839)
    Class B
      Shares....      181,339         (11,021)         68,438          482,280          271,396       13,704,112       10,428,783
    Class S
      Shares....   13,562,225        (298,215)            227        1,409,207         (127,202)      29,327,645        3,739,025
                 ------------     -----------     -----------      -----------     ------------     ------------     ------------
Net increase/
  (decrease)
  in net
  assets........   57,405,269      (8,770,775)      2,444,116       (9,721,139)     (38,038,028)       5,165,188      (72,353,165)
NET ASSETS:
Beginning of
  year..........  117,651,115      48,352,100      48,924,696       49,128,865      107,569,416      477,452,133      407,487,484
                 ------------     -----------     -----------      -----------     ------------     ------------     ------------
End of year..... $175,056,384     $39,581,325     $51,368,812     $ 39,407,726     $ 69,531,388     $482,617,321     $335,134,319
                 ============     ===========     ===========     ============     ============     ============     ============
Undistributed
  net investment
  income/(accumulated
  net investment
  loss /distributions
  in excess of
  net investment
  income) at end
  of year....... $      8,033     $     7,444     $     2,363     $    (60,622)    $   (209,594)    $      5,733     $ (1,086,967)
                 ============     ===========     ===========     ============     ============     ============     ============

---------------------
+ Represents accumulated net investment loss.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                       CALIFORNIA
                        FLORIDA         INSURED
      CALIFORNIA        INSURED       INTERMEDIATE       NATIONAL        GROWTH AND                         EMERGING
      MUNICIPAL        MUNICIPAL       MUNICIPAL        MUNICIPAL          INCOME           GROWTH           GROWTH
         FUND            FUND             FUND             FUND             FUND             FUND             FUND
     ------------     -----------     -----------      ------------     ------------     ------------     ------------
     $ 22,489,074     $ 1,828,604     $  3,180,851     $ 14,341,162     $  1,072,309     $ (1,431,171)    $ (3,226,481)
        1,611,235         165,899          440,760          576,065       38,695,166       45,403,726       38,607,083
        1,135,084         688,756          381,603        1,676,780        4,454,639        3,794,146       48,527,972
     ------------     -----------      -----------     ------------     ------------     ------------     ------------
       25,235,393       2,683,259        4,003,214       16,594,007       44,222,114       47,766,701       83,908,574
      (21,866,901)     (1,628,539)      (2,545,490)     (14,065,960)      (1,085,188)         --               --
         (626,640)       (207,585)        (635,016)        (281,673)          (3,403)         --               --
             (533)           (480)            (435)            (529)          (6,969)         --               --
          --              --               --               --               --               --               --
          --              --               --               --               --               --               --
          --              --               --               --               --               --               --
          --              --              (228,143)         --           (13,503,328)     (21,692,930)      (9,918,927)
          --              --               (63,002)         --              (940,597)      (1,672,535)        (667,520)
          --              --                   (47)         --            (1,874,729)      (3,964,701)      (1,150,942)
          --              --               --               --               --               --               --
          --              --               --               --               --               --               --
          --              --               --               --               --               --               --
      (36,668,868)     (4,691,281)        (534,327)     (37,924,473)      (9,476,108)       7,653,290       36,111,196
       13,450,075       2,048,994        8,572,391        2,018,598       15,589,484       16,910,255       14,676,449
              550             500              495              554       12,104,463       25,017,241       25,583,609
     ------------     -----------      -----------     ------------     ------------     ------------     ------------
      (20,476,924)     (1,795,132)       8,569,640      (33,659,476)      45,025,739       70,017,321      148,542,439
      413,207,739      37,055,060       66,907,929      273,829,485      191,462,976      180,421,716      207,769,476
     ------------     -----------      -----------     ------------     ------------     ------------     ------------
     $392,730,815     $35,259,928     $ 75,477,569     $240,170,009     $236,488,715     $250,439,037     $356,311,915
     ============     ===========     ============     ============     ============     ============     ============
     $     11,641     $    35,177     $      2,768     $     39,645     $    --          $   (165,570)+   $    322,571
     ============     ===========     ============     ============     ============     ============     ============


      INTERNATIONAL       TARGET
         GROWTH          MATURITY
          FUND          2002 FUND
      ------------      ---------
      $     367,672     $  179,239
          6,536,009          6,184
          7,897,590       (105,710)
      -------------     ----------
         14,801,271         79,713
           (342,384)      (116,707)
             (3,408)        --
            (21,880)        --
           (387,700)        --
            (12,636)        --
            (85,984)        --
         (3,697,036)        --
           (128,323)        --
           (780,562)        --
           --               --
           --               --
           --               --
         16,833,441        535,878
          1,980,810         --
         26,294,322         --
      -------------     ----------
         54,449,931        498,884
        105,150,860      2,625,818
      -------------     ----------
      $ 159,600,791     $3,124,702
      =============     ==========
      $   1,605,235     $  102,422
      =============     ==========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS

                               SIERRA TRUST FUNDS

                        FOR THE YEAR ENDED JUNE 30, 1995

                                       U.S.                        SHORT TERM      SHORT TERM
                       GLOBAL       GOVERNMENT      CALIFORNIA        HIGH           GLOBAL            U.S.           CORPORATE
                       MONEY           MONEY          MONEY          QUALITY       GOVERNMENT       GOVERNMENT         INCOME
                        FUND           FUND            FUND         BOND FUND         FUND             FUND             FUND
                    ------------    -----------    -----------     -----------    ------------     ------------     ------------
Net investment
  income/(loss)... $  4,327,076    $ 1,780,115    $  1,467,379    $ 3,274,272    $  11,864,314    $  39,386,893    $  33,780,248
Net realized
  gain/(loss) on
  investments sold,
  forward foreign
  currency
  contracts,
  foreign currency
  transactions,
  futures contracts
  and closed
  written options
  during the
  year.............       21,401         (2,254)        (20,162)    (2,579,188)     (11,992,927)     (54,757,067)     (28,272,871)
Net unrealized
  appreciation/
  (depreciation) of
  investments,
  forward foreign
  currency
  contracts,
  foreign currency,
  futures
  contracts,
  written options
  and other assets
  and liabilities
  during the
  year.............      --             --              --           1,061,733        2,985,927       61,068,404       51,363,673
                    ------------    -----------     -----------    -----------     ------------     ------------     ------------
Net increase/
  (decrease)
  in net assets
  resulting from
  operations.......    4,348,477      1,777,861       1,447,217      1,756,817        2,857,314       45,698,230       56,871,050
Distributions to
  shareholders
  from:
  Net investment
    income:
    Class A
      Shares.......   (4,191,083)    (1,774,474)     (1,465,972)    (1,572,815)      (1,108,181)     (37,939,401)     (27,582,318)
    Class B
      Shares.......       (6,712)        (1,037)         (1,205)       (51,308)            (518)        (403,591)        (436,090)
    Class S
      Shares.......     (127,884)        (4,604)           (202)       (44,015)            (648)        (205,850)        (284,731)
  Distributions in
    excess of net
    investment
    income:
    Class A
      Shares.......      --             --              --          (1,368,026)        (440,172)        --             (3,754,869)
    Class B
      Shares.......      --             --              --             (57,854)            (206)        --                (68,516)
    Class S
      Shares.......      --             --              --             (50,627)            (259)        --                (44,607)
  Net realized
    gains on
    investments:
    Class A
      Shares.......       (1,350)       --              --             --              --               --               --
    Class B
      Shares.......           (2)       --              --             --              --               --               --
    Class S
      Shares.......          (45)       --              --             --              --               --               --
  Distributions in
    excess of net
    realized gains
    on investments:
    Class A
      Shares.......      --             --              --             --              (616,469)        --               --
    Class B
      Shares.......      --             --              --             --                (3,918)        --               --
    Class S
      Shares.......      --             --              --             --                (7,731)        --               --
  Capital (Note 2):
    Class A
      Shares.......      --             --              --             (65,223)      (8,263,524)        --             (1,452,137)
    Class B
      Shares.......      --             --              --              (2,758)         (52,527)        --                (26,497)
    Class S
      Shares.......      --             --              --              (2,414)        (103,627)        --                (17,251)
Net increase/
  (decrease)
  in net assets
  from Fund share
  transactions:
    Class A
      Shares.......   56,025,698     17,314,506     (13,644,611)    23,435,197     (109,220,929)    (213,296,316)    (110,542,297)
    Class B
      Shares.......      240,444        122,740          78,827      3,026,900        1,341,558       10,370,819       14,144,330
    Class S
      Shares.......    7,390,600        737,108          10,203      2,354,086        2,365,311        6,662,705        8,162,654
                    ------------    -----------     -----------    -----------     ------------     ------------     ------------
Net increase/
  (decrease)
  in net assets....   63,678,143     18,172,100     (13,575,743)    27,357,960     (113,254,526)    (189,113,404)     (65,031,279)
NET ASSETS:
Beginning of
  year.............   53,972,972     30,180,000      62,500,439     21,770,905      220,823,942      666,565,537      472,518,763
                    ------------    -----------     -----------    -----------     ------------     ------------     ------------
End of year........ $117,651,115    $48,352,100    $ 48,924,696    $49,128,865    $ 107,569,416    $ 477,452,133    $ 407,487,484
                    ============    ===========    ============    ===========    =============    =============    =============
Undistributed net
  investment
  income/(accumulated
  net investment
  loss/distributions
  in excess of net
  investment
  income) at end of
  year............. $     26,032    $     5,326    $      3,196    $   (60,186)   $   1,813,191    $       3,118    $  (1,086,967)
                    ============    ===========    ============    ===========    =============    =============    =============

---------------------
* The Target Maturity 2002 Fund commenced operations on March 20, 1995. # Amount represents less than $1.00.
+ Represents accumulated net investment loss.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                           CALIFORNIA
                            FLORIDA         INSURED
         CALIFORNIA         INSURED       INTERMEDIATE       NATIONAL        GROWTH AND                         EMERGING
          MUNICIPAL        MUNICIPAL       MUNICIPAL        MUNICIPAL          INCOME           GROWTH           GROWTH
            FUND             FUND             FUND             FUND             FUND             FUND             FUND
        ------------      -----------     -----------      ------------     ------------     ------------     ------------
        $  25,870,424     $ 1,999,264     $  2,816,965     $ 18,063,121     $  1,817,413     $    336,008     $   (550,525)
           (4,641,450)     (1,755,884)          65,027       (8,590,608)      11,539,202       17,615,980        3,026,460
            7,744,208       1,600,492        2,019,396        7,239,910       17,468,762       25,111,808       29,092,221
        -------------     -----------     ------------     ------------     ------------     ------------     ------------
           28,973,182       1,843,872        4,901,388       16,712,423       30,825,377       43,063,796       31,568,156
          (25,700,052)     (1,911,228)      (2,488,884)     (17,947,581)      (1,744,256)        (162,651)         --
             (163,977)        (87,257)        (327,566)        (126,501)         (19,234)            (894)         --
                 (544)           (486)            (433)            (526)         (42,887)          (1,598)         --
             --               --               --               --               --               --               --
             --               --               --               --               --               --               --
             --               --               --               --               --               --               --
               (5,670)        --               --              (307,407)     (10,906,199)          (3,749)      (3,353,075)
                  (42)        --               --                (2,881)        (178,420)             (71)        (103,364)
                   (0)#       --               --                   (11)        (521,173)            (226)         (68,962)
             --               --               --            (2,475,316)         --               --               --
             --               --               --               (23,199)         --               --               --
             --               --               --                   (88)         --               --               --
             --               --               --               --               --               --               --
             --               --               --               --               --               --               --
             --               --               --               --               --               --               --
         (106,271,233)     (4,653,523)      18,663,791      (81,322,337)      28,907,852      (11,458,811)      34,301,173
            7,142,339       3,311,767       12,002,591        4,811,084        6,481,529        6,067,316        9,447,809
               10,293          10,496           10,443           10,635       13,411,643       16,110,339       11,037,190
        -------------     -----------     ------------     ------------     ------------     ------------     ------------
          (96,015,704)     (1,486,359)      32,761,330      (80,671,705)      66,214,232       53,613,451       82,828,927
          509,223,443      38,541,419       34,146,599      354,501,190      125,248,744      126,808,265      124,940,549
        -------------     -----------     ------------     ------------     ------------     ------------     ------------
        $ 413,207,739     $37,055,060     $ 66,907,929     $273,829,485     $191,462,976     $180,421,716     $207,769,476
        =============     ===========     ============     ============     ============     ============     ============
        $       7,094     $    10,724     $      2,141     $      9,823     $     23,311     $     64,419     $    (35,894)+
        =============     ===========     ============     ============     ============     ============     ============


      INTERNATIONAL      TARGET
         GROWTH         MATURITY
          FUND         2002 FUND*
      ------------     ----------
       $    747,107    $   25,194
          1,298,457            (6)
         (7,697,847)      113,773
       ------------    ----------
         (5,652,283)      138,961
           (492,964)       --
             (4,215)       --
            (22,311)       --
           --              --
           --              --
           --              --
         (5,380,826)       --
            (67,746)       --
           (358,790)       --
           (741,797)       --
             (9,339)       --
            (49,463)       --
           --              --
           --              --
           --              --
        (24,385,190)    2,486,857
          2,471,442        --
         12,080,098        --
       ------------    ----------
        (22,613,384)    2,625,818
        127,764,244        --
       ------------    ----------
       $105,150,860    $2,625,818
       ============    ==========
       $ (2,539,903)   $   28,133
       ============    ==========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS -- CAPITAL STOCK ACTIVITY

                               SIERRA TRUST FUNDS

                        FOR THE YEAR ENDED JUNE 30, 1996

                                                U.S.                     SHORT TERM    SHORT TERM
                                GLOBAL       GOVERNMENT    CALIFORNIA       HIGH         GLOBAL          U.S.       CORPORATE
                                 MONEY          MONEY         MONEY        QUALITY     GOVERNMENT    GOVERNMENT       INCOME
                                 FUND           FUND          FUND        BOND FUND        FUND         FUND            FUND
                            -------------  -------------  ------------  ------------  ------------  -------------  -------------
AMOUNT
 CLASS A:
  Sold....................  $ 489,604,814  $ 472,714,088  $ 46,329,303  $ 45,305,421  $  6,434,828  $  91,110,162  $  47,008,825
  Issued as reinvestment
   of dividends...........      6,822,621      1,946,590     1,482,501     1,923,361     3,769,772     18,152,728     13,378,553
  Redeemed................   (452,731,738)  (483,120,127)  (45,435,607)  (57,823,020)  (50,472,247)  (134,635,010)  (134,545,217)
                            -------------  -------------  ------------  ------------  ------------  -------------  -------------
  Net increase/(decrease).  $  43,695,697  $  (8,459,449) $  2,376,197  $(10,594,238) $(40,267,647) $ (25,372,120) $ (74,157,839)
                            =============  =============  ============  ============  ============  =============  =============

 CLASS B:
  Sold....................  $     411,746  $     216,238  $    617,620  $  1,843,435  $    517,070  $  16,616,782  $  15,286,512
  Issued as reinvestment
   of dividends...........         10,385          2,681         1,524       130,535        65,051        696,997        661,629
  Redeemed................       (240,792)      (229,940)     (550,706)   (1,491,690)     (310,725)    (3,609,667)    (5,519,358)
                            -------------  -------------  ------------  ------------  ------------  -------------  -------------
  Net increase/(decrease).. $     181,339  $     (11,021) $     68,438  $    482,280  $    271,396  $  13,704,112  $  10,428,783
                            =============  =============  ============  ============  ============  =============  =============

 CLASS S:
  Sold..................... $  25,004,949  $  28,107,716  $       --    $ 17,113,179  $  2,340,079  $  30,599,063  $   9,973,109
  Issued as reinvestment
   of dividends............       593,654          8,198           227       256,069       116,648        833,015        509,009
    Redeemed...............   (12,036,378)   (28,414,129)         --     (15,960,041)   (2,583,929)    (2,104,433)    (6,743,093)
                            -------------  -------------  ------------  ------------  ------------  -------------  -------------
  Net increase/(decrease).. $  13,562,225  $    (298,215) $        227  $  1,409,207  $   (127,202) $  29,327,645  $   3,739,025
                            =============  =============  ============  ============  ============  =============  =============

SHARES
 CLASS A:
  Sold.....................   489,604,814    472,714,088    46,329,303    19,279,499     2,823,498      9,500,727      4,439,689
  Issued as reinvestment
   of dividends............     6,822,621      1,946,590     1,482,501       820,274     1,650,964      1,882,759      1,270,593
  Redeemed.................  (452,731,738)  (483,120,127)  (45,435,607)  (24,720,148)  (22,088,752)   (13,977,794)   (12,778,541)
                            -------------  -------------  ------------  ------------  ------------  -------------  -------------
  Net increase/(decrease)..    43,695,697     (8,459,449)    2,376,197    (4,620,375)  (17,614,290)    (2,594,308)    (7,068,259)
                            =============  =============  ============  ============  ============  =============  =============
 CLASS B:
  Sold.....................       411,746        216,238       617,620       782,937       226,638      1,718,996      1,447,368
  Issued as reinvestment
   of dividends............        10,385          2,681         1,524        55,691        28,488         72,444         63,015
    Redeemed...............      (240,792)      (229,940)     (550,706)     (637,527)     (136,155)      (377,363)      (527,389)
                            -------------  -------------  ------------  ------------  ------------  -------------  -------------
  Net increase/(decrease)..       181,339        (11,021)       68,438       201,101       118,971      1,414,077        982,994
                            =============  =============  ============  ============  ============  =============  =============

 CLASS S:
  Sold.....................    25,004,949     28,107,716          --       7,296,744     1,025,154      3,217,067        944,929
  Issued as reinvestment
   of dividends............       593,654          8,198           227       109,688        51,009         86,865         48,653
  Redeemed.................   (12,036,378)   (28,414,129)         --      (6,864,612)   (1,128,546)      (219,071)      (638,205)
                            -------------  -------------  ------------  ------------  ------------  -------------  -------------
  Net increase/(decrease)..    13,562,225       (298,215)          227       541,820       (52,383)     3,084,861        355,377
                            =============  =============  ============  ============  ============  =============  =============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                           CALIFORNIA
                           FLORIDA           INSURED
        CALIFORNIA         INSURED        INTERMEDIATE       NATIONAL         GROWTH AND                           EMERGING
         MUNICIPAL        MUNICIPAL         MUNICIPAL       MUNICIPAL           INCOME            GROWTH            GROWTH
            FUND             FUND             FUND             FUND              FUND              FUND              FUND
        -----------      -----------      -----------      ------------      ------------      ------------      ------------
        $ 34,069,875     $  5,527,723     $ 11,767,777     $  67,171,006     $ 130,758,528     $ 264,718,419     $ 386,925,069

          14,076,628          801,560        2,095,380         8,267,671        14,421,399        21,025,657         9,724,107
         (84,815,371)     (11,020,564)     (14,397,484)     (113,363,150)     (154,656,035)     (278,090,786)     (360,537,980)
         -----------      -----------      -----------      ------------      ------------      ------------      ------------
        $(36,668,868)    $ (4,691,281)    $   (534,327)    $ (37,924,473)    $  (9,476,108)    $   7,653,290     $  36,111,196
         ===========      ===========      ===========      ============      ============      ============      ============


        $ 15,440,023     $  3,000,149     $ 10,742,428     $   3,192,343     $  16,894,093     $  17,217,291     $  16,434,061

             454,106          135,115          526,187           163,852           928,373         1,658,263           663,089
          (2,444,054)      (1,086,270)      (2,696,224)       (1,337,597)       (2,232,982)       (1,965,299)       (2,420,701)
         -----------      -----------      -----------      ------------      ------------      ------------      ------------
        $ 13,450,075     $  2,048,994     $  8,572,391     $   2,018,598     $  15,589,484     $  16,910,255     $  14,676,449
         ===========      ===========      ===========      ============      ============      ============      ============


        $    --          $    --          $    --          $    --           $  27,192,294     $  36,970,622     $  31,956,992

                 550              500              495               554         1,868,391         3,938,760         1,144,027
             --               --               --               --             (16,956,222)      (15,892,141)       (7,517,410)
         -----------      -----------      -----------      ------------      ------------      ------------      ------------
        $        550     $        500     $        495     $         554     $  12,104,463     $  25,017,241     $  25,583,609
         ===========      ===========      ===========      ============      ============      ============      ============


           3,184,417          567,167        1,101,756         6,132,609         9,665,189        17,410,639        20,858,749

           1,312,377           82,376          195,402           753,398         1,108,522         1,490,125           547,529
          (7,935,718)      (1,132,188)      (1,346,623)      (10,348,331)      (11,315,736)      (18,359,717)      (19,340,963)
         -----------      -----------      -----------      ------------      ------------      ------------      ------------
          (3,438,924)        (482,645)         (49,465)       (3,462,324)         (542,025)          541,047         2,065,315
         ===========      ===========      ===========      ============      ============      ============      ============


           1,438,143          307,542        1,002,766           290,339         1,245,754         1,139,184           884,594

              42,376           13,875           49,129            14,933            71,847           118,787            37,761
            (229,223)        (111,655)        (252,784)         (122,487)         (163,885)         (128,776)         (131,591)
         -----------      -----------      -----------      ------------      ------------      ------------      ------------
           1,251,296          209,762          799,111           182,785         1,153,716         1,129,195           790,764
         ===========      ===========      ===========      ============      ============      ============      ============


             --               --               --               --               2,011,945         2,421,489         1,767,771

                  50               50               44                49           144,483           282,148            65,113
             --               --               --               --              (1,200,570)       (1,081,090)         (407,997)
         -----------      -----------      -----------      ------------      ------------      ------------      ------------
                  50               50               44                49           955,858         1,622,547         1,424,887
         ===========      ===========      ===========      ============      ============      ============      ============


      INTERNATIONAL       TARGET
         GROWTH          MATURITY
          FUND          2002 FUND
      -------------    -----------
      $ 176,648,351     $ 966,053

          4,387,392       116,033
       (164,202,302)     (546,208)
       ------------      --------
      $  16,833,441     $ 535,878
       ============      ========


      $   2,649,861         --

            142,345         --
           (811,396)        --
          1,980,810         --
       ------------      --------
      $  28,886,599     $   --
       ============      ========


         17,342,075        88,006

            442,357        10,379
        (16,086,838)      (50,572)
       ------------      --------
          1,697,594        47,813
       ============      ========


            260,653         --

             14,437         --
            (80,125)        --
       ------------      --------
            194,965         --
       ============      ========


          2,856,688         --

             89,685         --
           (342,566)        --
       ------------      --------
          2,603,807         --
       ============      ========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS -- CAPITAL STOCK ACTIVITY (CONTINUED)

                               SIERRA TRUST FUNDS

                       FOR THE YEAR ENDED JUNE 30, 1995*

                                                   U.S.                     SHORT TERM    SHORT TERM
                                   GLOBAL      GOVERNMENT     CALIFORNIA       HIGH         GLOBAL          U.S.        CORPORATE
                                   MONEY          MONEY          MONEY       QUALITY      GOVERNMENT     GOVERNMENT       INCOME
                                   FUND           FUND           FUND       BOND FUND        FUND           FUND           FUND
                               ------------   ------------   -----------   -----------   ------------   ------------   ------------
AMOUNT
  CLASS A:
    Sold..................... $ 344,061,728  $ 273,679,428  $ 50,256,138  $ 73,205,642  $  45,922,545  $  69,309,832  $  84,545,315
    Issued as reinvestment
      of dividends...........     3,910,296      1,667,813     1,414,049     2,310,310      6,782,801     22,425,147     19,301,502
    Redeemed.................  (291,946,326)  (258,032,735)  (65,314,798)  (52,080,755)  (161,926,275)  (305,031,295)  (214,389,114)
                              -------------  -------------  ------------  ------------  -------------  -------------  -------------
    Net increase/(decrease).. $  56,025,698  $  17,314,506  $(13,644,611) $ 23,435,197  $(109,220,929) $(213,296,316) $(110,542,297)
                              =============  =============  ============  ============  =============  =============  =============

  CLASS B:
    Sold..................... $     357,829  $     296,191  $    157,149  $  3,748,540  $   1,726,835  $  12,281,469  $  15,366,569
    Issued as reinvestment
      of dividends...........         6,413            543           926        78,815         37,544        243,129        237,120
    Redeemed.................      (123,798)      (173,994)      (79,248)     (800,455)      (422,821)    (2,153,779)    (1,459,359)
                              -------------  -------------  ------------  ------------  -------------  -------------  -------------
    Net increase............. $     240,444  $     122,740  $     78,827  $  3,026,900  $   1,341,558  $  10,370,819  $  14,144,330
                              =============  =============  ============  ============  =============  =============  =============

  CLASS S:
    Sold..................... $   7,747,143  $   7,486,699  $     10,001  $  5,178,997  $   6,328,952  $   7,777,250  $  10,617,936
    Issued as reinvestment
      of dividends...........       127,561          1,752           202        86,181         90,872        181,744        309,996
    Redeemed.................      (484,104)    (6,751,343)        --       (2,911,092)    (4,054,513)    (1,296,289)    (2,765,278)
                              -------------  -------------  ------------  ------------  -------------  -------------  -------------
    Net increase............. $   7,390,600  $     737,108  $     10,203  $  2,354,086  $   2,365,311  $   6,662,705  $   8,162,654
                              =============  =============  ============  ============  =============  =============  =============

SHARES
  CLASS A:
    Sold.....................   344,061,728    273,679,428    50,256,138    30,949,418     20,232,716      7,363,825      8,733,946
    Issued as reinvestment
      of dividends...........     3,910,296      1,667,813     1,414,049       887,524      2,977,677      2,386,233      1,821,240
    Redeemed.................  (291,946,326)  (258,032,735)  (65,314,798)  (22,359,364)   (71,314,635)   (32,671,743)   (21,974,395)
                              -------------  -------------  ------------  ------------  -------------  -------------  -------------
    Net increase/(decrease)..    56,025,698     17,314,506   (13,644,611)    9,477,578    (48,104,242)   (22,921,685)   (11,419,209)
                              =============  =============  ============  ============  =============  =============  =============

  CLASS B:
    Sold.....................       357,829        296,191       157,149     1,593,248        750,403      1,306,396      1,563,762
    Issued as reinvestment
      of dividends...........         6,413            543           926        33,809         16,494         25,853         23,718
    Redeemed.................      (123,798)      (173,994)      (79,248)     (345,485)      (188,750)      (230,868)      (148,365)
                              -------------  -------------  ------------  ------------  -------------  -------------  -------------
    Net increase.............       240,444        122,740        78,827     1,281,572        578,147      1,101,381      1,439,115
                              =============  =============  ============  ============  =============  =============  =============

  CLASS S:
    Sold.....................     7,747,143      7,486,699        10,001     2,214,031      2,785,355        827,576      1,081,002
    Issued as reinvestment
      of dividends...........       127,561          1,752           202        32,824         40,467         19,254         31,136
    Redeemed.................      (484,104)    (6,751,343)        --       (1,266,129)    (1,806,608)      (139,311)      (285,365)
                              -------------  -------------  ------------  ------------  -------------  -------------  -------------
    Net increase.............     7,390,600        737,108        10,203       980,726      1,019,214        707,519        826,773
                              =============  =============  ============  ============  =============  =============  =============

---------------------

 * The Funds, with the exception of the Target Maturity 2002 Fund, commenced selling Class B and Class S shares, in addition to Class A shares, on July 1, 1994. Shares in existence prior to July 1, 1994 were designated Class A shares.
** The Target Maturity 2002 Fund commenced operations on March 20, 1995.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                            CALIFORNIA
                            FLORIDA          INSURED
         CALIFORNIA         INSURED        INTERMEDIATE       NATIONAL         GROWTH AND                          EMERGING
          MUNICIPAL        MUNICIPAL        MUNICIPAL         MUNICIPAL          INCOME           GROWTH            GROWTH
            FUND              FUND             FUND             FUND              FUND             FUND              FUND
        ------------      -----------      -----------      ------------      ------------     ------------      ------------
        $  38,869,621     $ 10,025,936     $ 36,674,526     $  71,622,721     $116,297,145     $ 164,790,182     $ 179,661,800

           17,229,951        1,021,929        1,852,989        13,219,823       12,504,774           162,293         3,319,792
         (162,370,805)     (15,701,388)     (19,863,724)     (166,164,881)     (99,894,067)     (176,411,286)     (148,680,419)
        -------------     ------------     ------------     -------------     ------------     -------------     -------------
        $(106,271,233)    $ (4,653,523)    $ 18,663,791     $ (81,322,337)    $ 28,907,852     $ (11,458,811)    $  34,301,173
        =============     ============     ============     =============     ============     =============     =============

        $   8,026,398     $  3,929,427     $ 12,946,924     $   5,518,679     $  6,743,410     $   6,556,661     $  10,064,567

              119,111           48,332          240,887            99,508          192,797               949           102,495
           (1,003,170)        (665,992)      (1,185,220)         (807,103)        (454,678)         (490,294)         (719,253)
        -------------     ------------     ------------     -------------     ------------     -------------     -------------
        $   7,142,339     $  3,311,767     $ 12,002,591     $   4,811,084     $  6,481,529     $   6,067,316     $   9,447,809
        =============     ============     ============     =============     ============     =============     =============

        $      67,177     $     10,009     $     10,010     $      10,011     $ 15,883,019     $  17,991,509     $  11,489,038

                  517              487              433               624          561,220             1,814            68,743
              (57,401)              --               --                --       (3,032,596)       (1,882,984)         (520,591)
        -------------     ------------     ------------     -------------     ------------     -------------     -------------
        $      10,293     $     10,496     $     10,443     $      10,635     $ 13,411,643     $  16,110,339     $  11,037,190
        =============     ============     ============     =============     ============     =============     =============

            4,096,004        1,063,315        3,620,035         6,984,325        9,909,988        13,826,099        12,646,514

            1,674,938          109,635          182,396         1,242,336        1,152,061            13,834           237,123
          (16,298,541)      (1,698,306)      (1,968,744)      (15,898,135)      (8,616,524)      (14,745,441)      (10,478,150)
        -------------     ------------     ------------     -------------     ------------     -------------     -------------
          (10,527,599)        (525,356)       1,833,687        (7,671,474)       2,445,525          (905,508)        2,405,487
        =============     ============     ============     =============     ============     =============     =============

              772,943          419,443        1,279,374           512,482          572,323           530,090           707,285

               11,516            5,167           23,589             9,376           17,815                81             7,342
              (97,929)         (71,352)        (117,783)          (76,981)         (38,837)          (38,941)          (50,475)
        -------------     ------------     ------------     -------------     ------------     -------------     -------------
              686,530          353,258        1,185,180           444,877          551,301           491,230           664,152
        =============     ============     ============     =============     ============     =============     =============

                6,680            1,065              990               923        1,356,937         1,478,376           801,685

                   50               52               43                58           51,894               155             4,924
               (5,715)              --               --                --         (264,174)         (150,699)          (36,474)
        -------------     ------------     ------------     -------------     ------------     -------------     -------------
                1,015            1,117            1,033               981        1,144,657         1,327,832           770,135
        =============     ============     ============     =============     ============     =============     =============


      INTERNATIONAL       TARGET
         GROWTH          MATURITY
          FUND          2002 FUND**
      ------------      -----------
      $ 135,148,440     $2,509,448

          6,547,275             --
       (166,080,905)       (22,591)
      -------------     ----------
      $ (24,385,190)    $2,486,857
      =============     ==========

      $   2,801,600             --

             80,533             --
           (410,691)            --
      -------------     ----------
      $   2,471,442             --
      =============     ==========

      $  16,175,188             --

            428,494             --
         (4,523,584)            --
      -------------     ----------
      $  12,080,098             --
      =============     ==========

         13,257,566        245,738

            655,962             --
        (16,425,569)        (2,170)
      -------------     ----------
         (2,512,041)       243,568
      =============     ==========

            267,274             --

              8,096             --
            (42,313)            --
      -------------     ----------
            233,057             --
      =============     ==========

          1,562,186             --

             43,089             --
           (462,461)            --
      -------------     ----------
          1,142,814             --
      =============     ==========


                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
 STATEMENTS OF CASH FLOWS

                              U.S. GOVERNMENT FUND

                            YEAR ENDED JUNE 30, 1996

Cash used for financing activities:
  Proceeds from capital shares sold............................................  $   138,005,731
  Payments on capital shares redeemed..........................................     (140,189,475)
                                                                                 ---------------
  Cash used for capital share transactions.....................................       (2,183,744)
  Dividends and distributions paid in cash.....................................      (13,058,012)
  Net proceeds on dollar roll transactions.....................................      118,756,979
  Net payments for reverse repurchase agreements...............................     (105,594,950)
  Interest paid on reverse repurchase agreements...............................         (713,719)
                                                                                 ---------------
                                                                                                     $(2,793,446)
Cash provided by operations:
  Purchases of long-term portfolio securities..................................   (1,641,802,460)
  Net purchases of short-term investments......................................      (34,521,572)
  Proceeds from sales of long-term portfolio securities........................    1,641,812,210
  Net payments for futures transactions........................................       (1,173,449)
  Variation margin for futures transactions....................................          685,132
                                                                                 ---------------
                                                                                     (35,000,139)
                                                                                 ---------------
  Net investment income........................................................       34,192,850
  Net change in receivables/payables related to operations.....................        3,849,149
                                                                                 ---------------
                                                                                      38,041,999
                                                                                 ---------------
                                                                                                       3,041,860
                                                                                                     -----------
Net increase in cash...........................................................                          248,414
Cash at beginning of year......................................................                           60,222
                                                                                                     -----------
Cash at end of year............................................................                      $   308,636
                                                                                                     ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                             CORPORATE INCOME FUND

                            YEAR ENDED JUNE 30, 1996

Cash used for financing activities:
  Proceeds from capital shares sold...........................................  $  72,592,573
  Payments on capital shares redeemed.........................................   (145,511,623)
                                                                                -------------
  Cash used for capital share transactions....................................    (72,919,050)
  Dividends and distributions paid in cash....................................    (12,156,020)
  Net payments on dollar roll transactions....................................    (22,326,170)
                                                                                -------------
                                                                                                  $(107,401,240)
Cash provided by operations:
  Purchases of long-term portfolio securities.................................    (92,392,156)
  Net proceeds from sales of short-term investments...........................      4,697,185
  Proceeds from sales of long-term portfolio securities.......................    167,768,303
                                                                                -------------
                                                                                   80,073,332
                                                                                -------------
  Net investment income.......................................................     26,520,261
  Net change in receivables/payables related to operations....................        807,647
                                                                                -------------
                                                                                   27,327,908
                                                                                -------------
                                                                                                    107,401,240
                                                                                                  -------------
Net increase in cash..........................................................                                0
Cash at beginning of year.....................................................                                0
                                                                                                  -------------
Cash at end of year...........................................................                    $           0
                                                                                                  =============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
                               GLOBAL MONEY FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                       CLASS A SHARES                                CLASS B SHARES            CLASS S SHARES
                -------------------------------------------------------------    ----------------------    ----------------------
                  YEAR         YEAR         YEAR         YEAR         YEAR         YEAR         YEAR         YEAR         YEAR
                  ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                06/30/96     06/30/95     06/30/94     06/30/93     06/30/92     06/30/96     06/30/95*    06/30/96     06/30/95*
                ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
Net asset
  value,
  beginning
  of year....   $   1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                --------      -------      -------      -------      -------      -------      -------      -------      -------
INCOME FROM
  INVESTMENT
  OPERATIONS:
Net
  investment
  income.....      0.051        0.049        0.030        0.031        0.048        0.043        0.042        0.043        0.042
                --------      -------      -------      -------      -------      -------      -------      -------      -------
Total from
  investment
operations...      0.051        0.049        0.030        0.031        0.048        0.043        0.042        0.043        0.042
LESS
DISTRIBUTIONS:
Dividends
  from net
  investment
  income.....     (0.051)      (0.049)      (0.030)      (0.031)      (0.048)      (0.043)      (0.042)      (0.043)      (0.042)
                --------      -------      -------      -------      -------      -------      -------      -------       ------
Total
distributions     (0.051)      (0.049)      (0.030)      (0.031)      (0.048)      (0.043)      (0.042)      (0.043)      (0.042)
                --------      -------      -------      -------      -------      -------      -------      -------       ------
Realized gain
  on
  investments
  distributed
  to
  shareholders  (0.000)#     (0.000)#     (0.000)#         --           --       (0.000)#     (0.000)#     (0.000)#     (0.000)#
                --------      -------      -------      -------      -------      -------      -------      -------     ------
Net asset
  value, end
  of year....   $   1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                ========      =======      =======      =======      =======      =======      =======      =======      =======
TOTAL RETURN+      5.22%        5.06%        3.04%        3.17%        4.95%        4.40%        4.29%        4.40%        4.29%
                ========      =======      =======      =======      =======      =======      =======      =======      =======
RATIOS TO
  AVERAGE NET
  ASSETS/
 SUPPLEMENTAL
  DATA:
Net assets,
  end of year
  (in 000's)..  $153,786     $110,012      $53,973      $48,283      $71,492         $422         $241      $20,848       $7,399
Ratio of
  operating
  expenses to
  average net
  assets.....      0.65%        0.54%        0.45%        0.41%        0.42%        1.40%        1.29%        1.40%        1.29%
Ratio of net
  investment
  income to
  average net
  assets.....      5.04%        5.08%        2.99%        3.15%        4.90%        4.29%        4.33%        4.29%        4.33%
Ratio of
  operating
  expenses to
  average net
  assets
  without
  fees
  reduced by
  credits
  allowed by
  the
  custodian..      0.65%(a)       N/A          N/A          N/A          N/A        1.40%(a)       N/A        1.40%(a)       N/A
Ratio of
  operating
  expenses to
  average net
  assets
  without fee
  waivers,
  expenses
  absorbed
  and/or fees
  reduced by
  credits
  allowed by
  the
  custodian..      1.15%(a)     1.18%        1.35%        1.32%        1.34%        1.90%(a)     1.93%        1.90%(a)     1.93%
Net
  investment
  income per
  share
  without fee
  waivers,
  expenses
  absorbed
  and/or fees
  reduced by
  credits
  allowed by
  the
  custodian..    $ 0.046      $ 0.043      $ 0.021      $ 0.022      $ 0.039      $ 0.038      $ 0.036      $ 0.038      $ 0.036

---------------------

  * On July 1, 1994 the Fund commenced selling Class B and Class S shares in addition to Class A shares. Those shares in existence prior to July 1, 1994 were designated Class A shares.
  + Total return represents aggregate total return for the periods indicated. The total returns would have been lower if certain fees had not been waived and/or expenses absorbed by the investment advisor, administrator and/or distributor or if fees had not been reduced by credits allowed by the custodian.
 #   Amount represents less than $0.001 per share.
 (a) The ratio includes custodian fees before reduction by credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                           U.S. GOVERNMENT MONEY FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                       CLASS A SHARES                                CLASS B SHARES            CLASS S SHARES
                -------------------------------------------------------------    ----------------------    ----------------------
                  YEAR         YEAR         YEAR         YEAR         YEAR         YEAR         YEAR         YEAR         YEAR
                  ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                06/30/96     06/30/95     06/30/94     06/30/93     06/30/92     06/30/96     06/30/95*    06/30/96     06/30/95*
                ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
Net asset
  value,
  beginning
  of year....    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                 -------      -------      -------      -------      -------      -------      -------      -------      -------
INCOME FROM
  INVESTMENT
  OPERATIONS:
Net
  investment
  income.....      0.047        0.046        0.027        0.027        0.042        0.040        0.038        0.040        0.038
                 -------      -------      -------      -------      -------      -------      -------      -------      -------
Total from
  investment
operations...      0.047        0.046        0.027        0.027        0.042        0.040        0.038        0.040        0.038
LESS
DISTRIBUTIONS:
Dividends
  from net
  investment
  income.....     (0.047)      (0.046)      (0.027)      (0.027)      (0.042)      (0.040)      (0.038)      (0.040)      (0.038)
                 -------      -------      -------      -------      -------      -------      -------      -------      -------
Total
distributions..   (0.047)      (0.046)      (0.027)      (0.027)      (0.042)      (0.040)      (0.038)      (0.040)      (0.038)
                 -------      -------      -------      -------      -------      -------      -------      -------      -------
Realized gain
  on
  investments
  distributed
  to
  shareholders..      --           --           --           --        0.002           --           --           --           --
                 -------      -------      -------      -------      -------      -------      -------      -------      -------
Net asset
  value, end
  of year....    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                 =======      =======      =======      =======      =======      =======      =======      =======      =======
TOTAL RETURN+      4.81%        4.67%        2.67%        2.70%        4.45%        4.02%        3.91%        4.02%        3.91%
                 =======      =======      =======      =======      =======      =======      =======      =======      =======
RATIOS TO
  AVERAGE NET
  ASSETS/
 SUPPLEMENTAL
  DATA:
Net assets,
  end of year
  (in 000's).    $39,031      $47,492      $30,180      $36,802      $44,233         $112         $123         $439         $737
Ratio of
  operating
  expenses to
  average net
  assets.....      0.85%        0.85%        0.85%        0.85%        0.85%        1.60%        1.60%        1.60%        1.60%
Ratio of net
  investment
  income to
  average net
  assets.....      4.70%        4.63%        2.68%        2.69%        4.43%        3.95%        3.88%        3.95%        3.88%
Ratio of
  operating
  expenses to
  average net
  assets
  without
  fees
  reduced by
  credits
  allowed by
  the
  custodian..      0.85%(a)       N/A          N/A          N/A          N/A        1.60%(a)       N/A        1.60%(a)       N/A
Ratio of
  operating
  expenses to
  average net
  assets
  without fee
  waivers
  and/or fees
  reduced by
  credits
  allowed by
  the
  custodian..      1.22%(a)     1.25%        1.32%        1.34%        1.35%        1.97%(a)     2.00%        1.97%(a)     2.00%
Net
  investment
  income per
  share
  without fee
  waivers
  and/or fees
  reduced by
  credits
  allowed by
  the
  custodian..    $ 0.043      $ 0.042      $ 0.022      $ 0.022      $ 0.037      $ 0.036      $ 0.034      $ 0.036      $ 0.034

---------------------

  * On July 1, 1994 the Fund commenced selling Class B and Class S shares in addition to Class A shares. Those shares in existence prior to July 1, 1994 were designated Class A shares.
  + Total return represents aggregate total return for the periods indicated. The total returns would have been lower if certain fees had not been waived by the investment advisor, administrator and/or distributor or if fees had not been reduced by credits allowed by the custodian.
 (a) The ratio includes custodian fees before reduction by credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                             CALIFORNIA MONEY FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                            CLASS A SHARES                            CLASS B SHARES           CLASS S SHARES
                       --------------------------------------------------------    ---------------------    ---------------------
                         YEAR        YEAR        YEAR        YEAR        YEAR        YEAR        YEAR         YEAR        YEAR
                        ENDED       ENDED       ENDED       ENDED       ENDED       ENDED        ENDED       ENDED        ENDED
                       06/30/96    06/30/95    06/30/94    06/30/93    06/30/92    06/30/96    06/30/95*    06/30/96    06/30/95*
                       --------    --------    --------    --------    --------    --------    ---------    --------    ---------
Net asset value,
  beginning of
  year...............  $  1.00     $  1.00     $  1.00     $  1.00     $  1.00     $  1.00      $  1.00     $  1.00      $  1.00
                       -------     -------     -------     -------     -------     -------      -------     -------      -------
INCOME FROM
  INVESTMENT
  OPERATIONS:
Net investment
  income.............    0.029       0.028       0.018       0.021       0.033       0.022        0.020       0.022        0.020
                       -------     -------     -------     -------     -------     -------      -------     -------      -------
Total from investment
  operations.........    0.029       0.028       0.018       0.021       0.033       0.022        0.020       0.022        0.020
LESS DISTRIBUTIONS:
Dividends from net
  investment
  income.............   (0.029)     (0.028)     (0.018)     (0.021)     (0.033)     (0.022)      (0.020)     (0.022)      (0.020)
                       -------     -------     -------     -------     -------     -------      -------     -------      -------
Total
  distributions......   (0.029)     (0.028)     (0.018)     (0.021)     (0.033)     (0.022)      (0.020)     (0.022)     (0.020)
                       -------     -------     -------     -------     -------     -------      -------     -------      -------
Net asset value, end
  of year............  $  1.00     $  1.00     $  1.00     $  1.00     $  1.00     $  1.00      $  1.00     $  1.00      $  1.00
                       =======     =======     =======     =======     =======     =======      =======     =======      =======
TOTAL RETURN+            3.00%       2.79%       1.81%       2.07%       3.35%       2.22%        2.04%       2.22%        2.04%
                       =======     =======     =======     =======     =======     =======      =======     =======      =======
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of
  year (in 000's)....  $51,211     $48,836     $62,500     $68,404     $94,607        $147          $79         $10          $10
Ratio of operating
  expenses to average
  net assets.........    0.85%       0.85%       0.85%       0.85%       0.85%       1.60%        1.60%       1.60%        1.60%
Ratio of net
  investment income
  to average net
  assets.............    2.94%       2.73%       1.80%       2.06%       3.31%       2.19%        1.98%       2.19%        1.98%
Ratio of operating
  expenses to average
  net assets without
  fee waivers........    1.14%       1.15%       1.27%       1.29%       1.28%       1.89%        1.90%       1.89%        1.90%
Net investment income
  per share without
  fee waivers........  $ 0.026     $ 0.025     $ 0.014     $ 0.016     $ 0.029     $ 0.019      $ 0.017     $ 0.019      $ 0.017

---------------------

* On July 1, 1994 the Fund commenced selling Class B and Class S shares in addition to Class A shares. Those shares in existence prior to July 1, 1994 were designated Class A shares.
+ Total return represents aggregate total return for the periods indicated. The total returns would have been lower if certain fees had not been waived by the investment advisor, administrator and/or distributor.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                       SHORT TERM HIGH QUALITY BOND FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                  CLASS A SHARES                   CLASS B SHARES             CLASS S SHARES
                                        -----------------------------------    -----------------------    -----------------------
                                           YEAR         YEAR       PERIOD         YEAR         YEAR          YEAR         YEAR
                                          ENDED        ENDED        ENDED        ENDED         ENDED        ENDED         ENDED
                                        06/30/96++    06/30/95    06/30/94*    06/30/96++    06/30/95*    06/30/96++    06/30/95*
                                        ----------    --------    ---------    ----------    ---------    ----------    ---------
Net asset value, beginning of year....   $   2.35     $  2.39      $  2.50      $   2.35      $  2.39       $ 2.35       $  2.39
                                         --------     -------      -------      --------      -------       ------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................       0.15        0.08         0.09          0.13         0.06         0.13          0.06
Net realized and unrealized
  gain/(loss) on investments..........      (0.03)       0.02        (0.11)        (0.03)        0.02        (0.03)         0.02
                                         --------     -------      -------      --------      -------       ------       -------
Total from investment operations......       0.12        0.10        (0.02)         0.10         0.08         0.10          0.08
LESS DISTRIBUTIONS:
Dividends from net investment
  income..............................      (0.15)      (0.08 )      (0.09)        (0.13)       (0.06)       (0.13)        (0.06)
Distributions in excess of net
  investment income...................         --       (0.06 )         --            --        (0.06)          --         (0.06)
Distributions from capital (Note 2)...      (0.00)#     (0.00 )#        --         (0.00)#      (0.00)#      (0.00)#       (0.00)#
                                         --------     -------      -------      --------      -------       ------       -------
Total distributions...................      (0.15)      (0.14 )      (0.09)        (0.13)       (0.12)       (0.13)        (0.12)
                                         --------     -------      -------      --------      -------       ------       -------
Net asset value, end of year..........   $   2.32     $  2.35      $  2.39      $   2.32      $  2.35       $ 2.32       $  2.35
                                         ========     =======      =======      ========      =======       ======       =======
TOTAL RETURN+                               5.05%       4.42%        (0.73)%       4.27%        3.64%        4.27%         3.64%
                                         ========     =======      =======      ========      =======       ======       =======
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)....   $ 32,440     $43,811      $21,771      $  3,437      $ 3,015       $3,531       $ 2,303
Ratio of operating expenses to average
  net assets..........................      0.75%       0.75%        0.00%**       1.50%        1.50%        1.50%         1.50%
Ratio of net investment income to
  average net assets..................      6.22%       6.10%        5.70%**       5.47%        5.35%        5.47%         5.35%
Portfolio turnover rate...............       225%        137%          95%          225%         137%         225%          137%
Ratio of operating expenses to average
  net assets without fees reduced by
  credits allowed by the custodian....      0.75%(a)      N/A          N/A         1.50%(a)       N/A        1.50%(a)        N/A
Ratio of operating expenses to average
  net assets without fee waivers,
  expenses absorbed and/or fees
  reduced by credits allowed by the
  custodian...........................      1.42%(a)    1.39%        1.61%**       2.17%(a)     2.14%        2.17%(a)      2.14%
Net investment income per share
  without fee waivers, expenses
  absorbed and/or fees reduced by
  credits allowed by the custodian....     $ 0.13      $ 0.07       $ 0.06        $ 0.11       $ 0.05       $ 0.11        $ 0.05

---------------------

   * The Fund commenced operations on November 1, 1993. On July 1, 1994 the Fund commenced selling Class B and Class S shares in addition to Class A shares. Those shares in existence prior to July 1, 1994 were designated Class A shares.
  ** Annualized.
   + Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
     The total returns would have been lower if certain fees had not been waived and/or expenses absorbed by the investment advisor and/or administrator or if fees had not been reduced by credits allowed by the custodian.
  ++ Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the year since the use of the undistributed income method did not accord with results of operations.
   # Amount represents less than $0.01 per share.
 (a) The ratio includes custodian fees before reduction by credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.
     See notes to financial statements.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                       SHORT TERM GLOBAL GOVERNMENT FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                      CLASS A SHARES                               CLASS B SHARES             CLASS S SHARES
                -----------------------------------------------------------    -----------------------    -----------------------
                   YEAR         YEAR        YEAR        YEAR       PERIOD         YEAR         YEAR          YEAR         YEAR
                  ENDED        ENDED       ENDED       ENDED        ENDED        ENDED         ENDED        ENDED         ENDED
                06/30/96++    06/30/95    06/30/94    06/30/93    06/30/92*    06/30/96++    06/30/95*    06/30/96++    06/30/95*
                ----------    --------    --------    --------    ---------    ----------    ---------    ----------    ---------
Net asset
  value,
  beginning of
  year........   $   2.24      $ 2.34      $ 2.48      $ 2.56      $  2.50       $ 2.24       $  2.34       $ 2.24       $  2.34
                 --------      ------      ------      ------       ------       ------        ------       ------        ------
INCOME FROM
  INVESTMENT
  OPERATIONS:
Net investment
  income......       0.15        0.17        0.17        0.19         0.07         0.13          0.15         0.13          0.15
Net realized
  and
  unrealized
  gain/(loss)
  on
investments...       0.07       (0.12)      (0.14)      (0.04)        0.07         0.07         (0.12)        0.07         (0.12)
                 --------      ------      ------      ------       ------       ------        ------       ------        ------
Total from
  investment
 operations...       0.22        0.05        0.03        0.15         0.14         0.20          0.03         0.20          0.03
LESS
DISTRIBUTIONS:
Dividends from
  net
  investment
  income......      (0.16)      (0.02)      (0.13)      (0.20)       (0.08)       (0.14)        (0.00)#      (0.14)        (0.00)#
Distributions
  in excess of
  net
  investment
  income......      (0.01)      (0.00)#     (0.03)         --           --        (0.01)        (0.00)#      (0.01)        (0.00)#
Distributions
  in excess of
  net realized
  gains.......         --       (0.01)      (0.01)      (0.03)          --           --         (0.01)          --         (0.01)
Distributions
  from capital
  (Note 2)....         --       (0.12)      (0.00)#        --           --           --         (0.12)          --         (0.12)
                 --------      ------      ------      ------       ------       ------        ------       ------        ------
Total
distributions..     (0.17)      (0.15)      (0.17)      (0.23)       (0.08)       (0.15)        (0.13)       (0.15)        (0.13)
                 --------      ------      ------      ------       ------       ------        ------       ------        ------
Net asset
  value, end
  of year.....   $   2.29      $ 2.24      $ 2.34      $ 2.48      $  2.56       $ 2.29       $  2.24       $ 2.29       $  2.24
                 ========      ======      ======      ======       ======       ======        ======       ======        ======
TOTAL RETURN+      10.16%       2.10%       1.10%       6.03%        5.34%        9.33%         1.33%        9.33%         1.33%
                 ========      ======      ======      ======       ======       ======        ======       ======        ======
RATIOS TO
  AVERAGE NET
  ASSETS/
  SUPPLEMENTAL
  DATA:
Net assets,
  end of year
  (in 000's)..   $ 65,726    $103,986    $220,824    $215,348    $106,609       $1,594        $1,297       $2,211        $2,286
Ratio of
  operating
  expenses to
  average net
  assets......      0.85%       0.85%       0.85%       0.73%        0.41%**      1.60%         1.60%        1.60%         1.60%
Ratio of net
  investment
  income to
  average net
  assets......      6.75%       7.22%       6.87%       7.67%        8.65%**      6.00%         6.47%        6.00%         6.47%
Portfolio
  turnover
  rate........        87%        217%        222%        294%          81%          87%          217%          87%          217%
Ratio of
  operating
  expenses to
  average net
  assets
  without fees
  reduced by
  credits
  allowed by
  the
  custodian...      0.85%(a)      N/A         N/A         N/A          N/A        1.60%(a)        N/A        1.60%(a)        N/A
Ratio of
  operating
  expenses to
  average net
  assets
  without fee
  waivers,
  expenses
  absorbed
  and/or fees
  reduced by
  credits
  allowed by
  the
  custodian...      1.47%(a)    1.44%       1.52%       1.55%        1.92%**      2.22%(a)      2.19%        2.22%(a)      2.19%
Net investment
  income per
  share
  without fee
  waivers,
  expenses
  absorbed
  and/or fees
  reduced by
  credits
  allowed by
  the
  custodian...     $ 0.14      $ 0.16      $ 0.16      $ 0.17       $ 0.06       $ 0.12        $ 0.14       $ 0.12        $ 0.14

---------------------

   * The Fund commenced operations on February 11, 1992. On July 1, 1994 the Fund commenced selling Class B and Class S shares in addition to Class A shares. Those shares in existence prior to July 1, 1994 were designated Class A shares.
  ** Annualized.
   + Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
     The total returns would have been lower if certain fees had not been waived and/or expenses absorbed by the investment advisor, administrator and/or distributor or if fees had not been reduced by credits allowed by the custodian.
  ++ Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the year since the use of the undistributed income method did not accord with results of operations.
   # Amount represents less than $0.01 per share.
 (a) The ratio includes custodian fees before reduction by credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.
     See notes to financial statements.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                              U.S. GOVERNMENT FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                            CLASS A SHARES                            CLASS B SHARES           CLASS S SHARES
                       --------------------------------------------------------    ---------------------    ---------------------
                         YEAR        YEAR        YEAR        YEAR        YEAR        YEAR        YEAR         YEAR        YEAR
                        ENDED       ENDED       ENDED       ENDED       ENDED       ENDED        ENDED       ENDED        ENDED
                       06/30/96    06/30/95    06/30/94    06/30/93    06/30/92    06/30/96    06/30/95*    06/30/96    06/30/95*
                       --------    --------    --------    --------    --------    --------    ---------    --------    ---------
Net asset value,
  beginning of
  year..............    $ 9.67     $   9.45    $  10.65     $10.52     $  10.04    $  9.67      $  9.45     $  9.67      $  9.45
                        ------     --------    --------     ------     --------    -------      -------     -------       ------
INCOME FROM
  INVESTMENT
  OPERATIONS:
Net investment
  income............      0.67         0.70        0.75       0.74         0.84       0.60         0.63        0.60         0.63
Net realized and
  unrealized
  gain/(loss) on
  investments.......     (0.26)        0.22       (1.21)      0.16         0.49      (0.26)        0.22       (0.26)        0.22
                        ------     --------    --------     ------     --------    -------      -------     -------       ------
Total from
  investment
  operations........      0.41         0.92       (0.46)      0.90         1.33       0.34         0.85        0.34         0.85
LESS DISTRIBUTIONS:
Dividends from net
  investment
  income............     (0.67)       (0.70)      (0.64)     (0.74)       (0.84)     (0.60)       (0.63)      (0.60)       (0.63)
Distributions in
  excess of net
  realized gains....        --           --       (0.10)        --           --         --           --          --           --
Distributions from
  capital (Note
  2)................        --           --          --      (0.03)       (0.01)        --           --          --           --
                        -------    --------    --------      ------    --------    -------      -------     -------       ------
Total
  distributions.....      (0.67)      (0.70)      (0.74)     (0.77)       (0.85)     (0.60)       (0.63)      (0.60)       (0.63)
                        -------    --------    --------     ------     --------    -------      -------     -------       ------
Net asset value, end
  of year...........    $ 9.41     $   9.67    $   9.45     $10.65     $  10.52    $  9.41      $  9.67     $  9.41      $  9.67
                        ======     ========    ========     ======     ========    =======      =======     =======       ======
TOTAL RETURN+            4.34%       10.17%     (4.59)%      8.87%       13.74%      3.56%        9.36%       3.56%        9.36%
                       ========    ========    ========     ======     ========    =======      =======     =======       ======
RATIOS TO AVERAGE
  NET ASSETS/
  SUPPLEMENTAL DATA:
Net assets, end of
  year (in 000's)...   $423,282    $459,968    $666,566    $842,277    $504,776    $23,668      $10,646     $35,667       $6,839
Ratio of operating
  expenses to
  average net
  assets............     0.70%        0.95%       1.05%      0.91%        0.72%      1.45%        1.70%       1.45%        1.70%
Ratio of net
  investment income
  to average
  net assets........     7.34%        7.58%       7.26%      6.98%        7.67%      6.59%        6.83%       6.59%        6.83%
Portfolio turnover
  rate..............      356%         226%         27%        67%          35%       356%         226%        356%         226%
Ratio of operating
  expenses to
  average net assets
  without fees
  reduced by credits
  allowed by the
  custodian.........     0.71%(a)       N/A         N/A        N/A          N/A      1.46%(a)       N/A       1.46%(a)       N/A
Ratio of operating
  expenses to
  average net assets
  without fee
  waivers, expenses
  absorbed and/or
  fees reduced by
  credits allowed by
  the custodian.....     1.45%(a)     1.59%       1.34%      1.34%        1.39%      2.20%(a)     2.34%       2.20%(a)     2.34%
Ratio of operating
  expenses to
  average net assets
  including interest
  expense...........     0.82%        1.22%       1.06%      0.91%        0.72%      1.57%        1.97%       1.57%        1.97%
Net investment
  income per share
  without fee
  waivers, expenses
  absorbed and/or
  fees reduced by
  credits allowed by
  the custodian.....    $ 0.62       $ 0.66      $ 0.72     $ 0.70       $ 0.77     $ 0.55       $ 0.59      $ 0.55       $ 0.59

---------------------

   * On July 1, 1994 the Fund commenced selling Class B and Class S shares in addition to Class A shares. Those shares in existence prior to July 1, 1994 were designated Class A shares.
   + Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
     The total returns would have been lower if certain fees had not been waived and/or expenses absorbed by the investment advisor, administrator and/or distributor or if fees had not been reduced by credits allowed by the custodian.
 (a) The ratio includes custodian fees before reduction by credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.
     See notes to financial statements.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                             CORPORATE INCOME FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                            CLASS A SHARES                            CLASS B SHARES           CLASS S SHARES
                       --------------------------------------------------------    ---------------------    ---------------------
                         YEAR        YEAR        YEAR        YEAR        YEAR        YEAR        YEAR         YEAR        YEAR
                        ENDED       ENDED       ENDED       ENDED       ENDED       ENDED        ENDED       ENDED        ENDED
                       06/30/96    06/30/95    06/30/94    06/30/93    06/30/92    06/30/96    06/30/95*    06/30/96    06/30/95*
                       --------    --------    --------    --------    --------    --------    ---------    --------    ---------
Net asset value,
  beginning of
  year..............    $10.52     $   9.87    $  11.33    $  10.52    $   9.87    $ 10.52      $  9.87     $ 10.52      $  9.87
                       -------     --------    --------    --------    --------    -------      -------     -------      -------
INCOME FROM
  INVESTMENT
  OPERATIONS:
Net investment
  income............      0.76         0.68        0.80        0.84        0.91       0.68         0.61        0.68         0.61
Net realized and
  unrealized
  gain/(loss) on
  investments.......     (0.36)        0.78       (1.35)       0.84        0.64      (0.36)        0.78       (0.36)        0.78
                       -------     --------    --------    --------    --------    -------      -------     -------      -------
Total from
  investment
  operations........      0.40         1.46       (0.55)       1.68        1.55       0.32         1.39        0.32         1.39
LESS DISTRIBUTIONS:
Dividends from net
  investment
  income............     (0.76)       (0.68)      (0.78)      (0.84)      (0.90)     (0.68)       (0.61)      (0.68)       (0.61)
Distributions in
  excess of net
  investment
  income............        --        (0.09)      (0.01)         --          --         --        (0.09)         --        (0.09)
Distributions from
  net realized
  gains.............        --           --       (0.06)         --          --         --           --          --           --
Distributions in
  excess of net
  realized gains....        --           --       (0.06)         --          --         --           --          --           --
Distributions from
  capital (Note
  2)................     (0.00)#      (0.04)         --       (0.03)         --      (0.00)#      (0.04)      (0.00)#      (0.04)
                       -------     --------    --------    --------    --------    -------      -------     -------      -------
Total
  distributions.....     (0.76)       (0.81)      (0.91)      (0.87)      (0.90)     (0.68)       (0.74)      (0.68)       (0.74)
                       -------     --------    --------    --------    --------    -------      -------     -------      -------
Net asset value, end
  of year...........    $10.16     $  10.52    $   9.87    $  11.33    $  10.52    $ 10.16      $ 10.52     $ 10.16      $ 10.52
                       =======     ========    ========    ========    ========    =======      =======     =======      =======
TOTAL RETURN+            3.81%       15.57%     (5.32)%      16.64%      16.29%      3.04%       14.73%       3.04%       14.73%
                       =======     ========    ========    ========    ========    =======      =======     =======      =======
RATIOS TO AVERAGE
  NET ASSETS/
  SUPPLEMENTAL DATA:
Net assets, end of
  year (in 000's)...   $298,518    $383,642    $472,519    $396,357    $169,682    $24,606      $15,145     $12,011       $8,701
Ratio of operating
  expenses to
  average net
  assets............     0.95%        0.90%       1.35%       1.24%       0.97%      1.70%        1.65%       1.70%        1.65%
Ratio of net
  investment income
  to average
  net assets........     7.23%        8.26%       7.19%       7.67%       8.29%      6.48%        7.51%       6.48%        7.51%
Portfolio turnover
  rate..............       25%          55%         30%         37%          8%        25%          55%         25%          55%
Ratio of operating
  expenses to
  average net assets
  without fees
  reduced by credits
  allowed by the
  custodian.........     0.95%(a)       N/A         N/A         N/A         N/A      1.70% (a)      N/A       1.70% (a)      N/A
Ratio of operating
  expenses to
  average net assets
  without fee
  waivers and/or
  fees reduced by
  credits allowed by
  the custodian.....     1.38%(a)     1.40%       1.42%       1.42%       1.48%      2.13% (a)    2.15%       2.13% (a)    2.15%
Net investment
  income per share
  without fee
  waivers and/or
  fees reduced by
  credits allowed by
  the custodian.....    $ 0.72       $ 0.64      $ 0.80      $ 0.82      $ 0.85     $ 0.64       $ 0.57      $ 0.64       $ 0.57

---------------------

   * On July 1, 1994 the Fund commenced selling Class B and Class S shares in addition to Class A shares. Those shares in existence prior to July 1, 1994 were designated Class A shares.
   + Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
     The total returns would have been lower if certain fees had not been waived by the investment advisor, administrator and/or distributor or if fees had not been reduced by credits allowed by the custodian.
   # Amount represents less than $0.01 per share.
 (a) The ratio includes custodian fees before reduction by credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.
     See notes to financial statements.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                           CALIFORNIA MUNICIPAL FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                       CLASS A SHARES                              CLASS B SHARES             CLASS S SHARES
                 ----------------------------------------------------------    -----------------------    -----------------------
                    YEAR         YEAR        YEAR        YEAR        YEAR         YEAR         YEAR          YEAR         YEAR
                   ENDED        ENDED       ENDED       ENDED       ENDED        ENDED         ENDED        ENDED         ENDED
                 06/30/96++    06/30/95    06/30/94    06/30/93    06/30/92    06/30/96++    06/30/95*    06/30/96++    06/30/95*
                 ----------    --------    --------    --------    --------    ----------    ---------    ----------    ---------
Net asset value,
  beginning of
  year..........   $10.53       $10.38     $  11.22    $  10.45    $  10.07     $  10.53      $ 10.38       $10.53       $ 10.38
                   ------       ------     --------    --------    --------      -------      -------       ------       -------
INCOME FROM
  INVESTMENT
  OPERATIONS:
Net investment
  income........     0.60         0.61         0.61        0.62        0.65         0.51         0.53         0.51          0.53
Net realized and
  unrealized
  gain/(loss) on
  investments...     0.07         0.15        (0.82)       0.77        0.38         0.07         0.15         0.07          0.15
                   ------       ------     --------    --------    --------      -------      -------       ------       -------
Total from
  investment
  operations....     0.67         0.76        (0.21)       1.39        1.03         0.58         0.68         0.58          0.68
LESS
  DISTRIBUTIONS:
Dividends from
  net
  investment
  income........    (0.60)       (0.61)       (0.61)      (0.62)      (0.65)       (0.51)       (0.53)       (0.51)        (0.53)
Distributions in
  excess of net
  investment
  income........       --           --        (0.00)#        --          --           --           --           --            --
Distributions
  from net
  realized
  gains.........       --        (0.00)#         --          --          --           --        (0.00)#         --         (0.00)#
Distributions in
  excess of net
  realized
  gains.........       --           --        (0.02)         --          --           --           --           --            --
                   ------       ------     --------    --------    --------      -------      -------       ------       -------
Total
distributions...    (0.60)       (0.61)       (0.63)      (0.62)      (0.65)       (0.51)       (0.53)       (0.51)        (0.53)
                   ------       ------     --------    --------    --------      -------      -------       ------       -------
Net asset value,
  end of year...   $10.60       $10.53     $  10.38    $  11.22    $  10.45     $  10.60      $ 10.53       $10.60       $ 10.53
                   ======       ======     ========    ========    ========      =======      =======       ======       =======
TOTAL RETURN+       6.40%        7.57%      (2.19)%      13.84%      10.56%        5.61%        6.78%        5.61%         6.78%
                   ======       ======     ========    ========    ========      =======      =======       ======       =======
RATIOS TO
  AVERAGE NET
  ASSETS/
  SUPPLEMENTAL
  DATA:
Net assets, end
  of year (in
  000's)........ $372,177      $405,967    $509,223    $511,364    $309,146      $20,543       $7,230          $11           $11
Ratio of
  operating
  expenses to
  average net
  assets........    0.94%        0.85%        0.79%       0.80%       0.94%        1.69%        1.60%        1.69%         1.60%
Ratio of net
  investment
  income to
  average net
  assets........    5.56%        5.89%        5.45%       5.74%       6.08%        4.81%        5.14%        4.81%         5.14%
Portfolio
  turnover
  rate..........      17%          22%          50%         41%         29%          17%          22%          17%           22%
Ratio of
  operating
  expenses to
  average net
  assets without
  fees reduced
  by credits
  allowed by the
  custodian.....    0.94%(a)       N/A          N/A         N/A         N/A        1.69%(a)       N/A        1.69%(a)        N/A
Ratio of
  operating
  expenses to
  average net
  assets without
  fee waivers
  and/or fees
  reduced by
  credits
  allowed by the
  custodian.....    1.29%(a)     1.29%        1.39%       1.41%       1.40%        2.04%(a)     2.04%        2.04%(a)      2.04%
Net investment
  income per
  share without
  fee waivers
  and/or fees
  reduced by
  credits
  allowed by the
  custodian.....   $ 0.56       $ 0.56       $ 0.54      $ 0.56      $ 0.60       $ 0.47       $ 0.48       $ 0.47        $ 0.48

---------------------

   * On July 1, 1994 the Fund commenced selling Class B and Class S shares in addition to Class A shares. Those shares in existence prior to July 1, 1994 were designated Class A shares.
   + Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
     The total returns would have been lower if certain fees had not been waived by the investment advisor, administrator and/or distributor or if fees had not been reduced by credits allowed by the custodian.
  ++ Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the year since the use of the undistributed income method did not accord with results of operations.
   # Amount represents less than $0.01 per share.
 (a) The ratio includes custodian fees before reduction by credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                         FLORIDA INSURED MUNICIPAL FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                            CLASS A SHARES                          CLASS B SHARES             CLASS S SHARES
                           ------------------------------------------------     ----------------------     ----------------------
                             YEAR         YEAR         YEAR        PERIOD         YEAR         YEAR          YEAR         YEAR
                             ENDED        ENDED        ENDED        ENDED         ENDED        ENDED         ENDED        ENDED
                           06/30/96     06/30/95     06/30/94     06/30/93*     06/30/96     06/30/95*     06/30/96     06/30/95*
                           ---------    ---------    ---------    ---------     ---------    ---------     ---------    ---------
Net asset value, beginning
  of year.................  $  9.43      $  9.40     $  10.05      $ 10.00       $  9.43      $  9.40       $  9.43      $  9.40
                            -------      -------     --------      -------       -------      -------       -------      -------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income.....     0.50         0.52         0.52         0.00#         0.42         0.45          0.42         0.45
Net realized and
  unrealized gain/(loss)
  on investments..........     0.21         0.03##      (0.65)        0.05          0.21         0.03##        0.21         0.03##
                            -------      -------     --------      -------       -------      -------       -------      -------
Total from investment
  operations..............     0.71         0.55        (0.13)        0.05          0.63         0.48          0.63         0.48
LESS DISTRIBUTIONS:
Dividends from net
  investment income.......    (0.50)       (0.52)       (0.52)          --         (0.42)       (0.45)        (0.42)       (0.45)
Distributions in excess of
  net investment income...       --           --        (0.00)#         --            --           --            --           --
Distributions in excess of
  net realized gains......       --           --        (0.00)#         --            --           --            --           --
                            -------      -------     --------      -------       -------      -------       -------      -------
Total distributions.......    (0.50)       (0.52)       (0.52)          --         (0.42)       (0.45)        (0.42)       (0.45)
                            -------      -------     --------      -------       -------      -------       -------      -------
Net asset value, end of
  year....................  $  9.64      $  9.43     $   9.40      $ 10.05       $  9.64      $  9.43       $  9.64      $  9.43
                            =======      =======     ========      =======       =======      =======       =======      =======
TOTAL RETURN+                 7.56%        6.01%       (1.50)%       0.50%         6.76%        5.23%         6.76%        5.23%
                            =======      =======     ========      =======       =======      =======       =======      =======
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of year
  (in 000's)..............  $29,821      $33,714      $38,541       $4,837        $5,428       $3,330           $11          $11
Ratio of operating
  expenses to average
  net assets..............    0.63%        0.39%        0.00%        0.00%**       1.38%        1.14%         1.38%        1.14%
Ratio of net investment
  income to average net
  assets..................    5.08%        5.53%        5.09%        0.48%**       4.33%        4.78%         4.33%        4.78%
Portfolio turnover rate...      52%          44%          83%           0%           52%          44%           52%          44%
Ratio of operating
  expenses to average net
  assets without fees
  reduced by credits
  allowed by the
  custodian...............    0.66%(a)       N/A          N/A          N/A         1.41%(a)       N/A         1.41%(a)       N/A
Ratio of operating
  expenses to average net
  assets without fee
  waivers, expenses
  absorbed and/or fees
  reduced by credits
  allowed by the
  custodian...............    1.46%(a)     1.51%        1.55%      5.59%**         2.21%(a)     2.26%         2.21%(a)     2.26%
Net investment
  income/(loss) per share
  without fee waivers,
  expenses absorbed and/or
  fees reduced by credits
  allowed by the
  custodian...............   $ 0.42       $ 0.42       $ 0.36      $ (0.02)       $ 0.34       $ 0.35        $ 0.34       $ 0.35

---------------------

   * The Fund commenced operations on June 7, 1993. On July 1, 1994 the Fund commenced selling Class B and Class S shares in addition to Class A shares. Those shares in existence prior to July 1, 1994 were designated Class A shares.
  ** Annualized.
   + Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
     The total returns would have been lower if certain fees had not been waived and/or expenses absorbed by the investment advisor and administrator or if fees had not been reduced by credits allowed by the custodian.
   # Amount represents less than $0.01 per share.
  ## The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.
 (a) The ratio includes custodian fees before reduction by credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                 CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                       CLASS A SHARES                 CLASS B SHARES           CLASS S SHARES
                                              ---------------------------------    ---------------------    ---------------------
                                                YEAR        YEAR       PERIOD        YEAR        YEAR         YEAR        YEAR
                                               ENDED       ENDED        ENDED       ENDED        ENDED       ENDED        ENDED
                                              06/30/96    06/30/95    06/30/94*    06/30/96    06/30/95*    06/30/96    06/30/95*
                                              --------    --------    ---------    --------    ---------    --------    ---------
Net asset value, beginning of year.........   $ 10.45     $ 10.10      $ 10.00     $ 10.45      $ 10.10      $10.45      $ 10.10
                                              -------     -------      -------     -------      -------     -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income......................      0.49        0.50         0.11        0.41         0.43        0.41         0.43
Net realized and unrealized gain on
  investments..............................      0.15        0.35         0.11##      0.15         0.35        0.15         0.35
                                              -------     -------      -------     -------      -------     -------      -------
Total from investment operations...........      0.64        0.85         0.22        0.56         0.78        0.56         0.78
LESS DISTRIBUTIONS:
Dividends from net investment income.......     (0.49)      (0.50)       (0.11)      (0.41)       (0.43)      (0.41)       (0.43)
Distributions from net realized gains......     (0.04)         --        (0.01)      (0.04)          --       (0.04)          --
                                              -------     -------      -------     -------      -------     -------      -------
Total distributions........................     (0.53)      (0.50)       (0.12)      (0.45)       (0.43)      (0.45)       (0.43)
                                              -------     -------      -------     -------      -------     -------      -------
Net asset value, end of year...............   $ 10.56     $ 10.45      $ 10.10     $ 10.56      $ 10.45      $10.56      $ 10.45
                                              =======     =======      =======     =======      =======     =======      =======
TOTAL RETURN+                                   6.25%       8.71%        2.20%       5.46%        7.90%       5.46%        7.90%
                                              =======     =======      =======     =======      =======     =======      =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of year (in 000's).........   $54,518     $54,507      $34,147     $20,948      $12,391         $11          $11
Ratio of operating expenses to average net
  assets...................................     0.73%       0.42%        0.00%**     1.48%        1.17%       1.48%        1.17%
Ratio of net investment income to average
  net assets...............................     4.62%       4.95%        4.25%**     3.87%        4.20%       3.87%        4.20%
Portfolio turnover rate....................       27%         13%          17%         27%          13%         27%          13%
Ratio of operating expenses to average net
  assets without fees reduced by credits
  allowed by the custodian.................     0.75%(a)      N/A          N/A       1.50%(a)       N/A       1.50%(a)       N/A
Ratio of operating expenses to average net
  assets without fee waivers, expenses
  absorbed and/or fees reduced by credits
  allowed by the custodian.................     1.39%(a)    1.41%        1.95%**     2.14%(a)     2.16%       2.14%(a)     2.16%
Net investment income per share without fee
  waivers, expenses absorbed and/or fees
  reduced by credits allowed by
  the custodian............................    $ 0.42      $ 0.40       $ 0.06      $ 0.34       $ 0.33      $ 0.34       $ 0.33

---------------------

   * The Fund commenced operations on April 4, 1994. On July 1, 1994 the Fund commenced selling Class B and Class S shares in addition to Class A shares. Those shares in existence prior to July 1, 1994 were designated Class A shares.
  ** Annualized.
   + Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
     The total returns would have been lower if certain fees had not been waived and/or expenses absorbed by the investment advisor and administrator or if fees had not been reduced by credits allowed by the custodian.
  ## The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.
 (a) The ratio includes custodian fees before reduction by credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                            NATIONAL MUNICIPAL FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                            CLASS A SHARES                            CLASS B SHARES           CLASS S SHARES
                       --------------------------------------------------------    ---------------------    ---------------------
                         YEAR        YEAR        YEAR        YEAR        YEAR        YEAR        YEAR         YEAR        YEAR
                        ENDED       ENDED       ENDED       ENDED       ENDED       ENDED        ENDED       ENDED        ENDED
                       06/30/96    06/30/95    06/30/94    06/30/93    06/30/92    06/30/96    06/30/95*    06/30/96    06/30/95*
                       --------    --------    --------    --------    --------    --------    ---------    --------    ---------
Net asset value,
  beginning of
  year..............    $10.76      $10.85     $  11.65    $  10.96    $  10.16     $10.76      $ 10.85      $10.76      $ 10.85
                        ------      ------     --------    --------    --------     ------       ------      ------       ------
INCOME FROM
  INVESTMENT
  OPERATIONS:
Net investment
  income............      0.61        0.64         0.65        0.67        0.72       0.53         0.56        0.53         0.56
Net realized and
  unrealized
  gain/(loss) on
  investments.......      0.07        0.01##      (0.73)       0.75        0.79       0.07         0.01##      0.07         0.01##
                        ------      ------     --------    --------    --------     ------       ------      ------       ------
Total from
  investment
  operations........      0.68        0.65        (0.08)       1.42        1.51       0.60         0.57        0.60         0.57
LESS DISTRIBUTIONS:
Dividends from net
  investment
  income............     (0.61)      (0.64)       (0.65)      (0.67)      (0.71)     (0.53)       (0.56)      (0.53)       (0.56)
Distributions in
  excess of net
  investment
  income............        --          --        (0.00)#        --          --         --           --          --           --
Distributions from
  net realized
  gains.............        --       (0.01)       (0.07)      (0.06)         --         --        (0.01)         --        (0.01)
Distributions in
  excess of net
  realized gains....        --       (0.09)          --          --          --         --        (0.09)         --        (0.09)
                        ------      ------     --------    --------    --------     ------       ------      ------       ------
Total
  distributions.....     (0.61)      (0.74)       (0.72)      (0.73)      (0.71)     (0.53)       (0.66)      (0.53)       (0.66)
                        ------      ------     --------    --------    --------     ------       ------      ------       ------
Net asset value, end
  of year...........    $10.83      $10.76     $  10.85    $  11.65    $  10.96     $10.83      $ 10.76      $10.83      $ 10.76
                        ======      ======     ========    ========    ========     ======       ======      ======       ======
TOTAL RETURN+            6.41%       6.32%      (0.90)%      13.41%      15.42%      5.62%        5.54%       5.62%        5.54%
                        ======      ======     ========    ========    ========     ======       ======      ======       ======
RATIOS TO AVERAGE
  NET ASSETS/
  SUPPLEMENTAL DATA:
Net assets, end of
  year (in 000's)...  $233,359    $269,033     $354,501    $390,187    $226,984     $6,800       $4,786         $11          $11
Ratio of operating
  expenses to
  average net
  assets............     1.04%       0.83%        0.87%       0.86%       0.64%      1.79%        1.58%       1.79%        1.58%
Ratio of net
  investment income
  to average net
  assets............     5.58%       5.97%        5.60%       5.89%       6.34%      4.83%        5.22%       4.83%        5.22%
Portfolio turnover
  rate..............       25%         23%          44%         83%         61%        25%          23%         25%          23%
Ratio of operating
  expenses to
  average net assets
  without fees
  reduced by credits
  allowed by the
  custodian.........     1.04%(a)      N/A          N/A         N/A         N/A      1.79%(a)       N/A       1.79%(a)       N/A
Ratio of operating
  expenses to
  average net assets
  without fee
  waivers, expenses
  absorbed and/or
  fees reduced by
  credits allowed by
  the custodian.....     1.29%(a)    1.30%        1.36%       1.37%       1.40%      2.04%(a)     2.05%       2.04%(a)     2.05%
Net investment
  income per share
  without fee
  waivers, expenses
  absorbed and/or
  fees reduced by
  credits allowed by
  the custodian.....    $ 0.58      $ 0.59       $ 0.59      $ 0.61      $ 0.63     $ 0.50       $ 0.51      $ 0.50       $ 0.51

---------------------

   * On July 1, 1994 the Fund commenced selling Class B and Class S shares in addition to Class A shares. Those shares in existence prior to July 1, 1994 were designated Class A shares.
   + Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
     The total returns would have been lower if certain fees had not been waived and/or expenses absorbed by the investment advisor, administrator and/or distributor or if fees had not been reduced by credits allowed by the custodian.
   # Amount represents less than $0.01 per share.
  ## The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.
 (a) The ratio includes custodian fees before reduction by credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                             GROWTH AND INCOME FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                       CLASS A SHARES                              CLASS B SHARES             CLASS S SHARES
                 ----------------------------------------------------------    -----------------------    -----------------------
                    YEAR         YEAR        YEAR        YEAR        YEAR         YEAR         YEAR          YEAR         YEAR
                   ENDED        ENDED       ENDED       ENDED       ENDED        ENDED         ENDED        ENDED         ENDED
                 06/30/96++    06/30/95    06/30/94    06/30/93    06/30/92    06/30/96++    06/30/95*    06/30/96++    06/30/95*
                 ----------    --------    --------    --------    --------    ----------    ---------    ----------    ---------
Net asset
  value,
  beginning of
  year.........   $  12.58     $  11.30     $12.09     $ 11.25     $ 10.51      $  12.55      $ 11.30      $  12.55      $ 11.30
                  --------     --------     ------     -------     -------      --------      -------      --------      -------
INCOME FROM
  INVESTMENT
  OPERATIONS:
Net investment
income/(loss)...      0.08         0.13       0.12        0.12        0.17         (0.02)        0.05         (0.02)        0.05
Net realized
  and
  unrealized
  gain on
 investments...       2.51         2.04       0.72        0.91        0.74          2.50         2.04          2.51         2.04
                  --------     --------     ------     -------     -------      --------      -------      --------      -------
Total from
  investment
  operations...       2.59         2.17       0.84        1.03        0.91          2.48         2.09          2.49         2.09
LESS
 DISTRIBUTIONS:
Dividends from
  net
  investment
  income.......      (0.08)       (0.12)     (0.12)      (0.12)      (0.17)        (0.01)       (0.07)        (0.01)       (0.07)
Distributions
  from net
  realized
  gains........      (0.99)       (0.77)     (1.51)      (0.07)         --         (0.99)       (0.77)        (0.99)       (0.77)
                  --------     --------     ------     -------     -------      --------      -------      --------      -------
Total
distributions...     (1.07)       (0.89)     (1.63)      (0.19)      (0.17)        (1.00)       (0.84)        (1.00)       (0.84)
                  --------     --------     ------     -------     -------      --------      -------      --------      -------
Net asset
  value, end of
  year.........   $  14.10     $  12.58     $11.30     $ 12.09     $ 11.25      $  14.03      $ 12.55      $  14.04      $ 12.55
                  ========     ========     ======     =======     =======      ========      =======      ========      =======
TOTAL RETURN+       21.36%       20.47%      6.67%       9.20%       8.65%        20.53%       19.67%        20.51%       19.75%
                  ========     ========     ======     =======     =======      ========      =======      ========      =======
RATIOS TO
  AVERAGE NET
  ASSETS/
  SUPPLEMENTAL
  DATA:
Net assets, end
  of year (in
  000's).......   $183,084     $170,177    $125,249    $97,873     $83,825       $23,924       $6,918       $29,481      $14,368
Ratio of
  operating
  expenses to
  average net
  assets.......      1.54%        1.56%      1.50%       1.46%       1.50%         2.29%        2.31%         2.29%        2.31%
Ratio of net
  investment
  income/(loss)
  to average
  net assets...      0.60%        1.11%      1.04%       1.01%       1.51%        (0.15)%       0.36%        (0.15)%       0.36%
Portfolio
  turnover
  rate.........        90%          72%       127%         47%         16%           90%          72%           90%          72%
Ratio of
  operating
  expenses to
  average net
  assets
  without fees
  reduced by
  credits
  allowed by
  the
  custodian....      1.54%(a)       N/A        N/A         N/A         N/A         2.29%(a)       N/A         2.29%(a)       N/A
Ratio of
  operating
  expenses to
  average net
  assets
  without fee
  waivers
  and/or fees
  reduced by
  credits
  allowed by
  the
  custodian....      1.54%(a)     1.56%      1.59%       1.46%       1.55%         2.29%(a)     2.31%         2.29%(a)     2.31%
Net investment
  income/(loss)
  per share
  without fee
  waivers
  and/or fees
  reduced by
  credits
  allowed by
  the
  custodian....     $ 0.08       $ 0.13     $ 0.11      $ 0.12      $ 0.16       $ (0.02)      $ 0.05       $ (0.02)      $ 0.05

---------------------

   * On July 1, 1994 the Fund commenced selling Class B and Class S shares in addition to Class A shares. Those shares in existence prior to July 1, 1994 were designated Class A shares.
   + Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
     The total returns would have been lower if certain fees had not been waived by the investment advisor and/or administrator or if fees had not been reduced by credits allowed by the custodian.
  ++ Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the year since the use of the undistributed income method did not accord with results of operations.
 (a) The ratio includes custodian fees before reduction by credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                                  GROWTH FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                       CLASS A SHARES                           CLASS B SHARES               CLASS S SHARES
                      -------------------------------------------------    -------------------------    -------------------------
                         YEAR          YEAR         YEAR       PERIOD         YEAR          YEAR           YEAR          YEAR
                        ENDED         ENDED        ENDED        ENDED        ENDED          ENDED         ENDED          ENDED
                      06/30/96++    06/30/95++    06/30/94    06/30/93*    06/30/96++    06/30/95*++    06/30/96++    06/30/95*++
                      ----------    ----------    --------    ---------    ----------    -----------    ----------    -----------
Net asset value,
  beginning of
  year..............   $  14.18      $  10.73     $  10.72     $ 10.00     $   14.10      $   10.73      $  14.11      $   10.73
                       --------      --------     --------     -------     ---------      ---------      --------      ---------
INCOME FROM
  INVESTMENT
  OPERATIONS:
Net investment
  income/(loss).....      (0.07)         0.05        (0.02)       0.00#        (0.19)         (0.04)        (0.19)         (0.04)
Net realized and
  unrealized gain on
  investments.......       3.47          3.42         0.03##      0.72          3.45           3.42          3.44           3.42
                       --------      --------     --------     -------     ---------      ---------      --------      ---------
Total from
  investment
  operations........       3.40          3.47         0.01        0.72          3.26           3.38          3.25           3.38
LESS DISTRIBUTIONS:
Dividends from net
  investment
  income............         --         (0.02)          --          --            --          (0.01)           --          (0.00)#
Distributions from
  net realized
  gains.............      (1.89)        (0.00)#         --          --         (1.89)         (0.00)#       (1.89)         (0.00)#
                       --------      --------     --------     -------     ---------      ---------      --------      ---------
Total
  distributions.....      (1.89)        (0.02)          --          --         (1.89)         (0.01)        (1.89)         (0.00)
                       --------      --------     --------     -------     ---------      ---------      --------      ---------
Net asset value, end
  of year...........   $  15.69      $  14.18     $  10.73     $ 10.72     $   15.47      $   14.10      $  15.47      $   14.11
                       ========      ========     ========     =======     =========      =========      ========      =========
TOTAL RETURN+            25.44%        32.33%        0.00%       7.30%        24.54%         31.46%        24.54%         31.44%
                       ========      ========     ========     =======     =========      =========      ========      =========
RATIOS TO AVERAGE
  NET ASSETS/
  SUPPLEMENTAL DATA:
Net assets, end of
  year (in 000's)...   $179,720      $154,763     $126,808     $23,323     $  25,067      $   6,928      $ 45,652      $  18,730
Ratio of operating
  expenses to
  average net
  assets............      1.70%         1.76%        1.75%       1.44%**       2.45%          2.51%         2.45%          2.51%
Ratio of net
  investment
  income/(loss) to
  average net
  assets............    (0.49)%         0.28%      (0.35)%     (0.63)%**     (1.24)%        (0.47)%       (1.24)%        (0.47)%
Portfolio turnover
  rate..............       205%          233%         227%         13%          205%          233 %          205%           233%
Ratio of operating
  expenses to
  average net assets
  without fees
  reduced by credits
  allowed by the
  custodian.........      1.71%(a)        N/A          N/A         N/A         2.46%(a)         N/A         2.46%(a)         N/A
Ratio of operating
  expenses to
  average net assets
  without fee
  waivers, expenses
  absorbed and/or
  fees reduced by
  credits allowed by
  the custodian.....      1.71%(a)      1.76%        1.75%       2.52%**       2.46%(a)       2.51%         2.46%(a)       2.51%
Net investment
  income/(loss) per
  share without fee
  waivers, expenses
  absorbed and/or
  fees reduced by
  credits allowed by
  the custodian.....    $ (0.07)       $ 0.05      $ (0.02)    $ (0.01)      $ (0.19)       $ (0.04)      $ (0.19)      $ (0.04)

---------------------

   * The Fund commenced operations on April 5, 1993. On July 1, 1994 the Fund commenced selling Class B and Class S shares in addition to Class A shares. Those shares in existence prior to July 1, 1994 were designated Class A shares.
  ** Annualized.
   + Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
     The total returns would have been lower if certain fees had not been waived and expenses absorbed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
  ++ Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the year since the use of the undistributed income method did not accord with results of operations.
   # Amount represents less than $0.01 per share.
  ## The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.
 (a) The ratio includes custodian fees before reduction by credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                              EMERGING GROWTH FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                       CLASS A SHARES                              CLASS B SHARES             CLASS S SHARES
                 ----------------------------------------------------------   ------------------------   ------------------------
                    YEAR         YEAR        YEAR       YEAR        YEAR         YEAR         YEAR          YEAR         YEAR
                   ENDED        ENDED       ENDED      ENDED       ENDED        ENDED         ENDED        ENDED         ENDED
                 06/30/96++   06/30/95++   06/30/94   06/30/93   06/30/92++   06/30/96++   06/30/95*++   06/30/96++   06/30/95*++
                 ----------   ----------   --------   --------   ----------   ----------   -----------   ----------   -----------
Net asset value,
  beginning of
  year..........  $  15.47     $  13.02    $ 13.76    $ 11.67     $   9.62     $  15.37      $ 13.02      $  15.37      $ 13.02
                  --------     --------    -------    -------     --------     --------      -------      --------      -------
INCOME FROM
  INVESTMENT
  OPERATIONS:
Net investment
  loss..........     (0.19)       (0.00)#    (0.09)     (0.02)       (0.01)       (0.32)       (0.10)        (0.32)       (0.10)
Net realized and
  unrealized
  gain on
  investments...      5.65         2.77       0.68       2.31         2.16         5.59         2.77          5.59         2.77
                  --------     --------    -------    -------     --------     --------      -------      --------      -------
Total from
  investment
  operations....      5.46         2.77       0.59       2.29         2.15         5.27         2.67          5.27         2.67
LESS
  DISTRIBUTIONS:
Dividends from
  net investment
  income........        --           --         --         --        (0.01)          --           --            --           --
Distributions
  from net
  realized
  gains.........     (0.76)       (0.32)     (1.33)     (0.20)       (0.08)       (0.76)       (0.32)        (0.76)       (0.32)
Distributions
  from capital
  (Note 2)......        --           --         --         --        (0.01)          --           --            --           --
                  --------     --------    -------    -------     --------     --------      -------      --------      -------
Total
distributions...     (0.76)       (0.32)     (1.33)     (0.20)       (0.10)       (0.76)       (0.32)        (0.76)       (0.32)
                  --------     --------    -------    -------     --------     --------      -------      --------      -------
Net asset value,
  end of year...  $  20.17     $  15.47    $ 13.02    $ 13.76     $  11.67     $  19.88      $ 15.37      $  19.88      $ 15.37
                  ========     ========    =======    =======     ========     ========      =======      ========      =======
TOTAL RETURN+       35.93%       21.54%      3.40%     19.75%       22.47%       34.93%       20.69%        34.91%       20.76%
                  ========     ========    =======    =======     ========     ========      =======      ========      =======
RATIOS TO
  AVERAGE NET
  ASSETS/
  SUPPLEMENTAL
  DATA:
Net assets, end
  of year (in
  000's)........  $283,747     $185,722   $124,941    $96,646      $27,652      $28,920      $10,208       $43,645      $11,840
Ratio of
  operating
  expenses to
  average net
  assets........     1.64%        1.68%      1.66%      1.59%        1.93%        2.39%        2.43%         2.39%        2.43%
Ratio of net
  investment
  loss to
  average net
  assets........   (1.02)%      (0.31)%    (0.68)%    (0.32)%      (0.04)%      (1.77)%       (1.06)%      (1.77)%      (1.06)%
Portfolio
  turnover
  rate..........      131%         181%       224%        28%          60%         131%         181%          131%         181%
Ratio of
  operating
  expenses to
  average net
  assets without
  fees reduced
  by credits
  allowed by the
  custodian.....     1.65%(a)       N/A        N/A        N/A          N/A        2.40%(a)       N/A         2.40%(a)       N/A
Ratio of
  operating
  expenses to
  average net
  assets without
  fee waivers
  and/or fees
  reduced by
  credits
  allowed by the
  custodian.....     1.65%(a)     1.68%      1.66%      1.59%        1.93%        2.40%(a)     2.43%         2.40%(a)     2.43%
Net investment
  loss per share
  without fee
  waivers and/or
  fees reduced
  by credits
  allowed by the
  custodian.....   $ (0.19)     $ (0.00)#  $ (0.09)   $ (0.02)     $ (0.01)     $ (0.32)     $ (0.10)      $ (0.32)     $ (0.10)

---------------------

   * On July 1, 1994 the Fund commenced selling Class B and Class S shares in addition to Class A shares. Those shares in existence prior to July 1, 1994 were designated Class A shares.
   + Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
     The total returns would have been lower if certain fees had not been waived by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
  ++ Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the year since the use of the undistributed income method did not accord with results of operations.
   # Amount represents less than $0.01 per share.
 (a) The ratio includes custodian fees before reduction by credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.
     See notes to financial statements.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                           INTERNATIONAL GROWTH FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                        CLASS A SHARES                             CLASS B SHARES             CLASS S SHARES
                   --------------------------------------------------------   ------------------------   ------------------------
                      YEAR         YEAR        YEAR       YEAR       YEAR        YEAR         YEAR          YEAR         YEAR
                     ENDED        ENDED       ENDED      ENDED      ENDED       ENDED         ENDED        ENDED         ENDED
                   06/30/96++   06/30/95++   06/30/94   06/30/93   06/30/92   06/30/96++   06/30/95*++   06/30/96++   06/30/95*++
                   ----------   ----------   --------   --------   --------   ----------   -----------   ----------   -----------
Net asset value,
  beginning of
  year............  $   9.78     $  10.74    $   9.80   $  8.82    $  8.27     $   9.73     $   10.74     $   9.73      $ 10.74
                    --------     --------    --------   -------    -------     --------     ---------     --------      -------
INCOME FROM
  INVESTMENT
  OPERATIONS:
Net investment
  income/(loss)...      0.05        (0.11)       0.06      0.07       0.05        (0.03)        (0.17)       (0.03)       (0.17)
Net realized and
  unrealized
  gain/(loss) on
  investments.....      1.21        (0.31)       1.15      0.94       0.55         1.21         (0.31)        1.20        (0.31)
                    --------     --------    --------   -------    -------     --------     ---------     --------      -------
Total from
  investment
  operations......      1.26        (0.42)       1.21      1.01       0.60         1.18         (0.48)        1.17        (0.48)
LESS
  DISTRIBUTIONS:
Dividends from net
  investment
  income..........     (0.05)       (0.04)      (0.02)    (0.03)     (0.05)       (0.02)        (0.03)       (0.02)       (0.03)
Distributions in
  excess of net
  investment
  income..........     (0.04)          --          --        --         --        (0.04)           --        (0.04)          --
Distributions from
  net realized
  gains...........     (0.46)       (0.44)      (0.25)       --         --        (0.46)        (0.44)       (0.46)       (0.44)
Distributions in
  excess of net
  realized
  gains...........        --        (0.06)         --        --         --           --         (0.06)          --        (0.06)
                    --------     --------    --------   -------    -------     --------     ---------     --------      -------
Total
  distributions...     (0.55)       (0.54)      (0.27)    (0.03)     (0.05)       (0.52)        (0.53)       (0.52)       (0.53)
                    --------     --------    --------   -------    -------     --------     ---------     --------      -------
Net asset value,
  end of year.....  $  10.49     $   9.78    $  10.74   $  9.80    $  8.82     $  10.39     $    9.73     $  10.38      $  9.73
                    ========     ========    ========   =======    =======     ========     =========     ========      =======
TOTAL RETURN+         13.16%      (4.01)%      12.39%    11.51%      7.28%       12.34%       (4.61)%       12.29%      (4.61)%
                    ========     ========    ========   =======    =======     ========     =========     ========      =======
RATIOS TO AVERAGE
  NET ASSETS/
  SUPPLEMENTAL
  DATA:
Net assets, end of
  year (in 000's).  $116,254     $ 91,763    $127,764   $56,962    $24,479     $  4,447     $   2,268     $ 38,900      $11,120
Ratio of operating
  expenses to
  average net
  assets..........     1.77%        1.69%       1.69%     1.80%      2.25%        2.52%         2.44%        2.52%        2.44%
Ratio of net
  investment
  income/(loss) to
  average net
  assets..........     0.46%        0.62%       0.54%     1.07%      0.69%      (0.29)%       (0.13)%      (0.29)%      (0.13)%
Portfolio turnover
  rate............      125%          81%         44%       63%        66%         125%           81%         125%          81%
Ratio of operating
  expenses to
  average net
  assets without
  fees reduced by
  credits allowed
  by the
  custodian.......     1.77%(a)       N/A         N/A       N/A        N/A        2.52%(a)        N/A        2.52%(a)       N/A
Ratio of operating
  expenses to
  average net
  assets without
  fee waivers
  and/or fees
  reduced by
  credits allowed
  by the
  custodian.......     1.77%(a)     1.69%       1.69%     1.80%      2.29%        2.52%(a)      2.44%        2.52%(a)     2.44%
Net investment
  income/(loss)
  per share
  without fee
  waivers and/or
  fees reduced by
  credits allowed
  by the
  custodian.......  $   0.05     $  (0.11)   $   0.06   $  0.07    $  0.04     $  (0.03)    $   (0.17)    $  (0.03)     $ (0.17)

---------------------

   * On July 1, 1994 the Fund commenced selling Class B and Class S shares in addition to Class A shares. Those shares in existence prior to July 1, 1994 were designated Class A shares.
   + Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
     The total returns would have been lower if certain fees had not been waived by the investment advisor, administrator and/or distributor or if fees had not been reduced by credits allowed by the custodian.
  ++ Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the year since the use of the undistributed income method did not accord with results of operations.
 (a) The ratio includes custodian fees before reduction by credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                           TARGET MATURITY 2002 FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                                                                              CLASS A SHARES
                                                                                                         ------------------------
                                                                                                           YEAR          PERIOD
                                                                                                          ENDED           ENDED
                                                                                                         06/30/96       06/30/95*
                                                                                                         --------       ---------
Net asset value, beginning of year...................................................................     $10.78         $ 10.00
                                                                                                          ------          ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income................................................................................       0.63            0.12
Net realized and unrealized gain/(loss) on investments...............................................      (0.30)           0.66
                                                                                                          ------          ------
Total from investment operations.....................................................................       0.33            0.78
LESS DISTRIBUTIONS:
Dividends from net investment income.................................................................      (0.39)             --
                                                                                                          ------          ------
Total distributions..................................................................................      (0.39)             --
                                                                                                          ------          ------
Net asset value, end of year.........................................................................     $10.72         $ 10.78
                                                                                                          ======          ======
TOTAL RETURN+                                                                                              2.91%           7.80%
                                                                                                          ======          ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)...................................................................     $3,125          $2,626
Ratio of operating expenses to average net assets....................................................      0.62%           0.74%**
Ratio of net investment income to average net assets.................................................      5.66%           5.22%**
Portfolio turnover rate..............................................................................         5%              0%
Ratio of operating expenses to average net assets without fees reduced by credits allowed by the
  custodian..........................................................................................      0.70%(a)          N/A
Ratio of operating expenses to average net assets without fee waivers, expenses absorbed and/or fees
  reduced by credits allowed by the custodian........................................................      2.55%(a)        4.71%**
Net investment income per share without fee waivers, expenses absorbed and/or fees reduced by credits
  allowed by the custodian...........................................................................     $ 0.41         $  0.03

---------------------

   * The Fund commenced operations on March 20, 1995.
  ** Annualized.
   + Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
     The total return would have been lower if certain fees had not been waived and/or expenses absorbed by the investment advisor and administrator or if fees had not been reduced by credits allowed by the custodian.
 (a) The ratio includes custodian fees before reduction by credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS

                               GLOBAL MONEY FUND

                                 JUNE 30, 1996

 PRINCIPAL                                                VALUE
  AMOUNT                                                 (NOTE 2)
-----------                                            ------------
COMMERCIAL PAPER -- (DOMESTIC) -- 30.7%
 $7,000,000   AT&T Corporation,
                5.280% due 07/03/1996++.............   $  6,997,947
  7,500,000   BellSouth Capital Funding Corporation,
                5.310% due 07/10/1996++.............      7,490,044
  8,000,000   Coca-Cola Company,
                5.350% due 08/08/1996++.............      7,954,822
  7,500,000   Deere & Company,
                5.310% due 07/09/1996++.............      7,491,150
  7,500,000   Eli Lilly & Company,
                5.350% due 07/01/1996++.............      7,500,000
  7,000,000   Ford Motor Credit Company,
                5.340% due 07/16/1996++.............      6,984,425
  4,000,000   Southern Company,
                5.400% due 07/02/1996++.............      3,999,400
  5,381,000   UBS Finance, Inc.,
                5.550% due 07/01/1996++.............      5,381,000
                                                        -----------
              Total Commercial Paper -- (Domestic)
                (Cost $53,798,788)..................     53,798,788
                                                        -----------
                     U.S. GOVERNMENT AGENCY DISCOUNT NOTES -- 21.7%
              Federal Home Loan Mortgage Corporation
                (FHLMC):
  5,000,000   5.200% due 07/16/1996++...............      4,989,167
  5,000,000   5.270% due 07/22/1996++...............      4,984,611
  8,000,000   5.280% due 07/22/1996++...............      7,975,378
  5,000,000   5.290% due 07/25/1996++...............      4,982,367
  5,000,000   5.280% due 07/31/1996++...............      4,978,000
  5,000,000   5.300% due 08/12/1996++...............      4,969,083
  5,000,000   Federal National Mortgage
                Association (FNMA),
                5.670% due 06/11/1997++.............      4,996,339
                                                        -----------
              Total U.S. Government Agency Discount
                Notes (Cost $37,874,945)............     37,874,945
                                                        -----------
                       CERTIFICATES OF DEPOSIT -- (YANKEE) -- 18.3%
  4,000,000   Bayerische Vereinsbank,
                5.320% due 07/23/1996...............      4,000,000
  5,000,000   Canadian Imperial Bank of Commerce,
                5.410% due 08/26/1996...............      5,000,000
  8,000,000   Credit Agricole (Chicago),
                5.330% due 07/22/1996...............      8,000,000
  5,000,000   National Australia Bank,
                5.750% due 10/02/1996...............      4,998,416
  5,000,000   National Westminster Bank USA,
                5.280% due 08/20/1996...............      5,000,069
  5,000,000   Societe Generale, New York,
                5.350% due 07/08/1996...............      5,000,019
                                                        -----------
              Total Certificates of
                Deposit -- (Yankee) (Cost
                $31,998,504)........................     31,998,504
                                                        -----------

 PRINCIPAL                                                VALUE
  AMOUNT                                                 (NOTE 2)
-----------                                            ------------
MEDIUM-TERM NOTES -- 13.7%
 $5,000,000   Bayerische Landesbank,
                5.354% due 01/15/1997+..............   $  4,998,286
  5,000,000   Federal Home Loan Bank (FHLB),
                5.875% due 06/27/1997...............      4,993,818
              Federal National Mortgage Association
                (FNMA):
  3,000,000   5.600% due 11/01/1996.................      2,998,356
  4,000,000   5.370% due 12/18/1996.................      3,997,147
  2,000,000   5.300% due 12/26/1996.................      1,997,938
  5,000,000   John Deere Capital,
                5.850% due 07/03/1997...............      4,996,500
                                                        -----------
              Total Medium-Term Notes
                (Cost $23,982,045)..................     23,982,045
                                                        -----------
COMMERCIAL PAPER -- (FOREIGN) -- 9.7%
  5,000,000   Abbey National, N.A.,
                5.075% due 07/26/1996++.............      4,982,378
  4,000,000   Bayerische Vereinsbank,
                5.310% due 07/03/1996++.............      3,998,820
  8,000,000   Commerzbank U.S. Finance Inc.,
                5.350% due 08/19/1996++.............      7,941,744
                                                        -----------
              Total Commercial Paper -- (Foreign)
                (Cost $16,922,942)..................     16,922,942
                                                        -----------
TIME DEPOSIT -- 1.4% (Cost $2,499,276)
  2,500,000   NationsBank of Texas,
                4.900% due 02/05/1997...............      2,499,276
                                                        -----------
CERTIFICATE OF DEPOSIT -- (DOMESTIC) -- 1.1%
  (Cost $1,998,954)
  2,000,000   Bank of New York,
                5.550% due 04/01/1997...............      1,998,954
                                                        -----------
U.S. TREASURY BILL -- 0.2% (Cost $408,738)
    415,000   5.030% due 10/17/1996++...............        408,738
                                                        -----------
TOTAL INVESTMENTS (COST $169,484,192*).....    96.8%    169,484,192
OTHER ASSETS AND LIABILITIES (NET).........     3.2       5,572,192
                                              -----    ------------
NET ASSETS.................................   100.0%   $175,056,384
                                              =====    ============

---------------------

 * Aggregate cost for federal tax purposes.
 + Variable rate security. The interest rate shown reflects the rate currently in effect.
++ Rate represents annualized yield at date of purchase (unaudited).

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS

                           U.S. GOVERNMENT MONEY FUND

                                 JUNE 30, 1996

 PRINCIPAL                                                 VALUE
  AMOUNT                                                 (NOTE 2)
-----------                                             -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 98.2%
    STUDENT LOAN MARKETING ASSOCIATION
      (SLMA) -- 34.3%
 $8,590,000   5.690% due 08/22/1996+.................   $ 8,592,771
  5,000,000   5.590% due 11/20/1997+.................     5,004,357
                                                        -----------
              Total SLMAs (Cost $13,597,128).........    13,597,128
                                                        -----------
    FEDERAL HOME LOAN MORTGAGE CORPORATION
      (FHLMC) -- 30.3%
  2,700,000   Discount Note, 5.520% due
                07/01/1996++.........................     2,700,000
  6,900,000   Discount Note, 5.270% due
                07/15/1996++.........................     6,885,859
    400,000   Discount Note, 5.290% due
                07/16/1996++.........................       399,118
  1,900,000   Discount Note, 5.280% due
                07/22/1996++.........................     1,894,148
    100,000   Discount Note, 5.210% due
                07/29/1996++.........................        99,595
                                                        -----------
              Total FHLMCs (Cost $11,978,720)........    11,978,720
                                                        -----------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION
      (FNMA) -- 17.7%
  3,000,000   5.405% due 10/04/1996+.................     3,000,209
  2,000,000   5.390% due 12/04/1996..................     2,000,132
  2,000,000   5.400% due 04/04/1997+.................     1,999,289
                                                        -----------
              Total FNMAs (Cost $6,999,630)..........     6,999,630
                                                        -----------

 PRINCIPAL                                                 VALUE
  AMOUNT                                                 (NOTE 2)
-----------                                             -----------
    FEDERAL HOME LOAN BANK (FHLB) -- 15.9%
 $1,000,000   5.380% due 03/14/1997+.................   $   997,475
  2,000,000   5.300% due 05/23/1997+.................     1,998,432
  3,300,000   Discount Note, 5.230% due
                07/19/1996++.........................     3,291,371
                                                        -----------
              Total FHLBs (Cost $6,287,278)..........     6,287,278
                                                        -----------
              Total U.S. Government Agency
                Obligations (Cost $38,862,756).......    38,862,756
                                                        -----------
U.S. TREASURY NOTE -- 5.1%
  (Cost $2,021,902)
  2,000,000   6.875% due 02/28/1997..................     2,021,902
                                                        -----------
TOTAL INVESTMENTS (COST $40,884,658*).......   103.3%    40,884,658
OTHER ASSETS AND LIABILITIES (Net)..........    (3.3)    (1,303,333)
                                               -----    -----------
NET ASSETS..................................   100.0%   $39,581,325
                                               =====    ===========

---------------------

 * Aggregate cost for federal tax purposes.
 + Variable rate securities payable upon not more than seven calendar days'
   notice. The interest rate shown reflects the rate currently in effect. ++ Rate represents annualized yield at date of purchase (unaudited).

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS

                             CALIFORNIA MONEY FUND

                                 JUNE 30, 1996

 PRINCIPAL                                                 VALUE
  AMOUNT                                                 (NOTE 2)
-----------                                             -----------
MUNICIPAL BONDS AND NOTES -- 111.6%
  CALIFORNIA -- 111.6%
 $2,500,000   Alameda County, Transportation
                District, RAN, Series 96,
                4.250% due 01/30/1997................   $ 2,507,017
              Alameda County, IDR:
  2,400,000   Heat and Control Inc., Series 95A,
                3.300% due 11/01/2025+...............     2,400,000
  2,400,000   JMS Family Partnership, Series 95A,
                3.300% due 10/01/2025+...............     2,400,000
              California Housing Finance Agency,
                Home Mortgage:
  2,200,000   Series 15A,
                3.500% due 08/01/2025+...............     2,200,000
  2,500,000   Series 96J,
                4.000% due 07/24/1997................     2,500,000
              California Pollution Control Financing
                Authority, Solid Waste Revenue:
  3,000,000   Pacific Gas & Electric, Series 96B,
                3.400% due 12/01/2016+...............     3,000,000
  2,900,000   Western Waste Industries, Series 94A,
                3.100% due 10/01/2006+...............     2,900,000
  2,000,000   California School Cash Reserve Program
                Authority, Series 95,
                4.750% due 07/03/1996................     2,000,033
  1,000,000   California State Economic Development
                Authority, IDR, National R.V. Inc.,
                3.450% due 12/01/2020+...............     1,000,000
              California Statewide Communities
                Projects, IDR:
  2,000,000   Howard Industrial Development, Series
                95B,
                3.400% due 07/01/2020+...............     2,000,000
  1,120,000   Lorber Industries, Series 92,
                3.400% due 06/01/1998+...............     1,120,000
    500,000   Pacific Project, Series 89,
                3.450% due 10/01/2009+...............       500,000
  1,950,000   Independent Cities, Lease Finance
                Authority, Series 88,
                3.200% due 06/01/1998+...............     1,950,000
              Los Angeles County:
  2,400,000   MFHR, Studio Colony, Series C,
                3.250% due 05/01/2007+...............     2,400,000
    400,000   Museum of Art, Series 85A,
                3.400% due 11/01/2005+...............       400,000
  2,500,000   TRAN, Series 95,
                4.500% due 07/01/1996................     2,500,000
  2,500,000   Moreno Valley, Unified School District,
                GO, TRAN, Series 96,
                4.500% due 06/30/1997................     2,511,975
    300,000   Oceanside, MFHR, Riverview Springs,
                Series 90A,
                3.800% due 07/01/2020+...............       300,000

 PRINCIPAL                                                 VALUE
  AMOUNT                                                 (NOTE 2)
-----------                                             -----------
 $2,000,000   Orange County, COP, Florence Crittendon
                Services, Series 90,
                3.300% due 03/01/2016+...............   $ 2,000,000
  2,000,000   Riverside County, GO, School Financing
                Authority, RAN,
                4.625% due 07/17/1997................     2,011,520
  5,000,000   San Bernadino County, GO, TRAN, Series
                95,
                4.500% due 07/05/1996................     5,000,268
              San Francisco City and County:
  2,030,000   IDR, Hoefer Scientific, Series 92A,
                3.800% due 08/01/2007+...............     2,030,000
  1,000,000   MFHR, Bayside Village Project, Series
                85B,
                3.400% due 12/01/2005+...............     1,000,000
              Santa Clara:
    500,000   Electric Revenue, Series 85B,
                3.200% due 07/01/2010+...............       500,000
  2,500,000   Unified School District, GO, TRAN,
                Series 95,
                4.500% due 07/10/1996................     2,500,296
    885,000   Santa Clara County Housing Authority,
                MFHR, Avenida Espana Gardens,
                Series 91A,
                3.200% due 10/01/2021+...............       885,000
  3,000,000   Turlock, Irrigation District, Series
                88A,
                3.100% due 01/01/2014+...............     3,000,000
  2,400,000   Vallejo, IDR, Meyer Cookware, Series
                93A,
                3.450% due 12/01/2023+...............     2,400,000
  1,420,000   Ventura, Unified School District, GO,
                TRAN, Series 95,
                4.750% due 07/05/1996................     1,420,111
                                                        -----------
TOTAL INVESTMENTS (COST $57,336,220*).......   111.6%    57,336,220
OTHER ASSETS AND LIABILITIES (NET)..........   (11.6)    (5,967,408)
                                               -----    -----------
NET ASSETS..................................   100.0%   $51,368,812
                                               =====    ===========

---------------------

 * Aggregate cost for federal tax purposes.
 + Variable rate demand notes payable upon not more than seven calendar days' notice. The interest rate shown reflects the rate currently in effect.

                  GLOSSARY OF TERMS
      COP         -- Certificates of Participation
      GO          -- General Obligation Bonds
      IDR         -- Industrial Development Revenue
      MFHR        -- Multi-family Housing Revenue
      RAN         -- Revenue Anticipation Note
      TRAN        -- Tax and Revenue Anticipation Note

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS

                       SHORT TERM HIGH QUALITY BOND FUND

                                 JUNE 30, 1996

 PRINCIPAL                                                 VALUE
  AMOUNT                                                 (NOTE 2)
-----------                                             -----------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 26.4%
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
      (GNMA) -- 16.3%
$   299,399   #038720, Seasoned,
                11.000% due 02/15/2010**.............   $   333,180
    240,893   #130183, Seasoned,
                11.000% due 05/15/2015**.............       268,177
    229,876   #131917, Seasoned,
                11.000% due 10/15/2015...............       255,911
    160,831   #132833, Seasoned,
                11.000% due 12/15/2015...............       179,252
    110,452   #139704, Seasoned,
                11.000% due 11/15/2015...............       123,103
    230,506   #140835, Seasoned,
                11.000% due 11/15/2015...............       256,276
    119,270   #189482, Seasoned,
                11.000% due 04/15/2020...............       133,065
  1,320,660   #267824, Seasoned,
                10.000% due 04/15/2018**.............     1,441,579
    826,290   #279572, Seasoned,
                9.000% due 12/15/2019**..............       871,993
    344,250   #291375, Seasoned,
                11.000% due 08/15/2020**.............       384,714
     81,069   #392937,
                9.000% due 02/15/2025................        84,844
    422,474   #403698,
                9.000% due 05/15/2025................       442,144
    492,456   #407180,
                9.000% due 04/15/2025................       515,385
  1,031,923   #780081, Seasoned,
                10.000% due 02/15/2025**.............     1,125,756
                                                         ----------
              Total GNMAs (Cost $6,404,131)..........     6,415,379
                                                         ----------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION
      (FNMA) -- 6.5%
     33,039   #250247,
                7.500% due 02/01/2010................        33,229
     36,792   #304366,
                7.500% due 07/01/2010................        37,005
     28,529   #309390,
                7.500% due 06/01/2010................        28,733
     31,441   #322856,
                7.500% due 10/01/2010................        31,579
    946,488   #343456,
                7.500% due 05/01/2011................       950,624
    936,495   #347021,
                7.500% due 05/01/2011................       941,470
    542,258   7 Year Balloon, #250235,
                8.500% due 02/01/2002................       555,472
                                                         ----------
              Total FNMAs (Cost $2,590,134)..........     2,578,112
                                                         ----------

 PRINCIPAL                                                 VALUE
  AMOUNT                                                 (NOTE 2)
-----------                                             -----------
    ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES
      (ARM) -- 3.6%
$   667,751   Federal Home Loan Mortgage Corporation,
                #845988,
                7.963% due 11/01/2021+...............   $   693,212
              Federal National Mortgage Association:
    333,262   #124571,
                7.674% due 11/01/2022+...............       341,647
    377,648   #152205,
                7.363% due 01/01/2019+...............       388,211
                                                         ----------
              Total ARMs (Cost $1,407,851)...........     1,423,070
                                                         ----------
              Total U.S. Government Agency Mortgage-
                Backed Securities (Cost
                $10,402,116).........................    10,416,561
                                                         ----------
CORPORATE NOTES -- 25.7%
  1,000,000   Bayerische Landesbank, MTN, (Inverse
                Floater),
                6.120% due 12/29/1997+...............       989,000
              Capital One Bank Corporation:
    500,000   6.875% due 04/24/2000..................       495,755
    300,000   7.000% due 04/30/2001..................       297,501
    700,000   General Motors Acceptance Corporation,
                Deb.,
                8.625% due 06/15/1999**..............       735,672
    330,000   Lockheed Martin Corporation,
                5.875% due 03/15/1998................       326,406
              Lyondell Petrochemical Company:
    175,000   8.250% due 03/15/1997..................       177,105
    925,000   10.000% due 06/01/1999.................       999,093
  1,000,000   Southern National Corporation, Sub.
                Note,
                7.050% due 05/23/2003................       994,990
    500,000   Sun Communities Inc., Sr. Note,
                7.625% due 05/01/2003................       495,830
              Taubman Realty Corporation, MTN:
    300,000   7.400% due 06/10/2002..................       304,071
    500,000   7.500% due 06/15/2002..................       481,150
              Tele-Communications, Inc., Sr. Note,
    200,000   9.250% due 04/15/2002..................       212,666
    500,000   9.875% due 04/01/1998..................       524,210
    500,000   Tenneco Inc.,
                10.375% due 11/15/2000...............       560,705
              The Money Store, Inc.:
    200,000   9.160% due 09/09/1997++................       205,130
    400,000   9.160% due 09/09/1997++................       410,260
  1,500,000   7.630% due 04/15/1998++................     1,511,955
              Time Warner Inc.:
    300,000   7.450% due 02/01/1998..................       303,249
    100,000   7.950% due 02/01/2000..................       102,150
                                                         ----------
              Total Corporate Notes (Cost
                $10,144,476).........................    10,126,898
                                                         ----------
ASSET-BACKED SECURITIES -- 23.4%
    610,648   Advanta Mortgage Loan Trust, 1996-2-A1,
                6.740% due 11/25/2009................       613,763
    650,000   Discover Card Trust, 1993-AB,
                6.800% due 09/15/1998**..............       650,813
              EquiCredit:
     27,233   1993-4-B1,
                5.650% due 12/15/2008................        25,952
     25,884   1994-4-A1,
                8.300% due 02/15/2002................        25,959

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (CONTINUED)

                       SHORT TERM HIGH QUALITY BOND FUND

                                 JUNE 30, 1996

 PRINCIPAL                                                 VALUE
  AMOUNT                                                 (NOTE 2)
-----------                                             -----------
ASSET-BACKED SECURITIES -- (CONTINUED)
              Green Tree Financial Corporation:
$   450,000   1993-2-B2,
                8.000% due 07/15/2018................   $   450,702
    900,000   1995-1-B2,
                9.200% due 06/15/2025................       943,875
    500,000   1996-2-B2,
                7.900% due 04/15/2027................       480,780
    398,489   Green Tree NIM, 1994-B, Class A,
                7.850% due 07/15/2004................       397,493
    646,950   Green Tree Recreational, Equipment &
                Consumer, 1996-A, Class A1,
                5.550% due 02/15/2018................       633,573
    312,276   Green Tree Security Mortgage Trust,
                1994-A,
                6.900% due 02/15/2004................       309,251
    200,000   Household Affinity Credit Card, 1993,
                4.950% due 03/15/1999**..............       199,062
              Merrill Lynch Mortgage Investors, Inc.:
    236,261   1991-B-A,
                9.200% due 04/15/2011................       240,691
    295,676   1991-I-A,
                7.650% due 01/15/2012................       298,077
    838,928   1992-B-A4,
                7.850% due 04/15/2012................       848,626
  1,316,575   Mid-State Trust, Series 4, Class A,
                8.330% due 04/01/2030................     1,365,891
              Standard Credit Card Trust:
    125,000   90-3B,
                9.850% due 07/10/1998**..............       129,101
    200,000   94-1A,
                4.650% due 03/07/1999**..............       198,500
              The Money Store, Inc.:
     72,241   1993-D-A2,
                5.075% due 02/15/2018................        70,347
     36,853   1994-D-A1,
                7.625% due 10/15/2004................        36,880
    700,000   1996-A-A2,
                6.330% due 06/15/2008................       700,168
    600,000   1996-B-A1,
                6.720% due 02/15/2010................       601,125
                                                         ----------
              Total Asset-Backed Securities (Cost
                $9,258,855)..........................     9,220,629
                                                         ----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 14.5%
     75,000   Chemical Mortgage Securities Inc.,
                1993-1-A4,
                7.450% due 02/25/2023**..............        75,023
              Countrywide Funding Corporation:
    114,402   1994-1-A3,
                6.250% due 03/25/2024................       107,109
  1,000,000   1994-2-A8,
                6.500% due 02/25/2009**..............       994,060

 PRINCIPAL                                                 VALUE
  AMOUNT                                                 (NOTE 2)
-----------                                             -----------
              Countrywide Mortgage-Backed
                Securities, Inc.:
$    75,000   1994-A-A3,
                6.750% due 03/25/2024**..............   $    72,703
    170,000   1994-C-A5,
                6.375% due 03/25/2024**..............       160,330
              Federal Home Loan Mortgage Corporation
                (FHLMC), P/O:
    376,118   #167-A,
                Zero coupon due 05/01/1999...........       326,870
    754,886   REMIC, #1719-C,
                Zero coupon due 04/15/1999...........       660,526
    279,195   Federal National Mortgage Association
                (FNMA), REMIC, 1992-121-C,
                7.000% due 07/25/1999................       278,408
    690,171   Fund America Investors Corporation,
                1991-1-H,
                7.950% due 02/20/2020**..............       698,577
    598,555   General Electric Capital Mortgage
                Association, 1994-27-A1,
                6.500% due 07/25/2024**..............       591,773
              Prudential Home Mortgage Securities:
    344,965   1992-47,
                7.500% due 01/25/2023................       344,534
  1,069,603   1993-43-A1,
                5.400% due 10/25/2023................     1,044,531
    264,359   Ryland Acceptance Corporation,
                8.950% due 08/20/2019................       273,363
    100,000   Sears Mortgage Securities Corporation,
                1993-11-T4,
                7.125% due 11/25/2020**..............        97,625
                                                         ----------
              Total Collateralized Mortgage
                Obligations
                (Cost $5,770,383)....................     5,725,432
                                                         ----------
FOREIGN BOND -- 6.7% (Cost $2,637,679)
  NZD 3,850,000   Government of New Zealand,
                    9.000% due 11/15/1996...........      2,636,681
                                                       ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.2%
        800,000   Federal Home Loan Bank (FHLB),
                    (Coupon rate is 6.250% until
                    06/30/1997),
                    7.250% due 06/11/1999...........        802,192
        425,000   Federal National Mortgage
                    Association (FNMA), (Inverse
                    Floater),
                    9.901% due 12/29/1997+..........        441,469
                                                       ------------
                  Total U.S. Government Agency
                    Obligations (Cost $1,234,659)...      1,243,661
                                                       ------------
COMMERCIAL PAPER -- 0.6% (Cost $236,000)
        236,000   General Electric Capital
                    Corporation,
                    5.560% due 07/01/1996...........        236,000
                                                       ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (CONTINUED)

                       SHORT TERM HIGH QUALITY BOND FUND

                                 JUNE 30, 1996

   PRINCIPAL                        EXPIRATION    STRIKE        VALUE
    AMOUNT                             DATE       PRICE       (NOTE 2)
---------------                     -----------   ------     -----------
PUT OPTION PURCHASED ON FOREIGN
  CURRENCY -- 0.0% # (Cost $31,854)
 NZD  4,006,839  New Zealand                                 $    16,470
                   Dollar Put.....   11/13/1996   $0.660
                                                              ----------
TOTAL INVESTMENTS (COST $39,716,022*)..........    100.5%     39,622,332
CALL OPTION WRITTEN ON FOREIGN
    CURRENCY -- (0.0)%#
    (Premium received $31,854)
 NZD  4,006,839  New Zealand                                     (27,977)
                   Dollar Call....   11/13/1996   $0.685
OTHER ASSETS AND LIABILITIES (Net).............     (0.5)%      (186,629)
                                                    ----      ----------
NET ASSETS.....................................    100.0%    $39,407,726
                                                    ----      ----------
                                                    ----      ----------

---------------------

 * Aggregate cost for federal tax purposes.
** A portion or all of this security is pledged as collateral for options and futures contracts.
 + Variable rate security. The interest rate shown reflects the rate currently in effect.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 # Amount represents less than 0.1% of net assets.

NUMBER OF                                                UNREALIZED
CONTRACTS                                              (DEPRECIATION)
---------                                              --------------
FUTURES CONTRACTS -- SHORT POSITION
    50      U.S. Treasury Note, Five Year,
            September 1996...........................    $  (68,109)
    33      U.S. Treasury Note, Ten Year,
            September 1996...........................       (65,642)
                                                         ----------
            Net Unrealized Depreciation of Futures
            Contracts -- Short Position..............    $ (133,751)
                                                         ----------
                                                         ----------
                GLOSSARY OF TERMS
      BALLOON   -- Five- and seven-year mortgages with larger
                   dollar amounts of payments falling due in the
                   later years of the obligation
      MTN       -- Medium Term Note
      NZD       -- New Zealand Dollar
      P/O       -- Principal Only
      REMIC     -- Real Estate Mortgage Investment Conduit

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS

                       SHORT TERM GLOBAL GOVERNMENT FUND

                                 JUNE 30, 1996

    PRINCIPAL                                             VALUE
      AMOUNT                                             (NOTE 2)
------------------                                     ------------
FOREIGN BONDS AND NOTES -- 73.6%
    GERMAN DEUTSCHE MARK BONDS -- 12.5%
  DEM    4,720,000   Deutchmark Bank,
                       4.500% due 04/02/1998........   $  3,122,870
                     Federal Republic of Germany:
         6,700,000   6.000% due 02/20/1998..........      4,539,513
         1,565,000   5.250% due 10/20/1998..........      1,049,440
                                                       ------------
                     Total German Deutsche Mark
                       Bonds (Cost $8,429,399)......      8,711,823
                                                       ------------
    ITALIAN LIRA BONDS -- 12.0%
                     Italian Treasury Bonds:
 ITL 5,200,000,000   8.500% due 08/01/1997..........      3,393,112
     7,500,000,000   8.500% due 01/01/1999..........      4,929,166
                                                       ------------
                     Total Italian Lira Bonds
                       (Cost $7,594,322)............      8,322,278
                                                       ------------
    DANISH KRONER BONDS -- 10.6%
                     Kingdom of Denmark:
  DKK    8,600,000   5.250% due 08/10/1996..........      1,469,148
        10,900,000   9.000% due 11/15/1996..........      1,861,874
        22,000,000   9.000% due 11/15/1998..........      4,081,545
                                                       ------------
                     Total Danish Kroner Bonds
                       (Cost $7,367,523)............      7,412,567
                                                       ------------
    SWEDISH KRONA BOND -- 7.7% (Cost $4,418,952)
  SEK   32,000,000   Kingdom of Sweden,
                       11.000% due 01/21/1999.......      5,333,953
                                                       ------------
    AUSTRALIAN DOLLAR BOND AND NOTE -- 7.1%
  AUD    3,800,000   Commonwealth of Australia,
                       7.000% due 08/15/1998........      2,920,235
         2,600,000   New South Wales Treasury Note,
                       7.500% due 02/01/1998........      2,039,216
                                                       ------------
                     Total Australian Dollar Bond
                       and
                       Note (Cost $4,828,782).......      4,959,451
                                                       ------------
    NEW ZEALAND DOLLAR BOND -- 6.3% (Cost $4,427,565)
  NZD    6,500,000   Government of New Zealand,
                       8.000% due 07/15/1998........      4,362,315
                                                       ------------
    GREAT BRITAIN POUND STERLING NOTES -- 5.5%
  GBP    1,250,000   Abbey National Treasury Note,
                       6.000% due 08/10/1999........      1,877,460
         1,280,000   United Kingdom Treasury Note,
                       7.000% due 11/06/2001........      1,957,419
                                                       ------------
                     Total Great Britain Pound
                       Sterling
                       Notes (Cost $3,785,675)......      3,834,879
                                                       ------------
    SPANISH PESETA BOND -- 4.9% (Cost $3,440,422)
  ESP  408,000,000   Government of Spain,
                       11.450% due 08/30/1998.......      3,432,166
                                                       ------------
    NETHERLANDS GUILDER BONDS -- 3.9%
                     Government of Netherlands:
  NLG    3,375,000   6.250% due 07/15/1998..........      2,060,026
         1,000,000   7.500% due 06/15/1999..........        630,314
                                                       ------------
                     Total Netherlands Guilder Bonds
                       (Cost $2,830,483)............      2,690,340
                                                       ------------

    PRINCIPAL                                             VALUE
      AMOUNT                                             (NOTE 2)
------------------                                     ------------
      CANADIAN DOLLAR BOND -- 3.1% (Cost $2,120,699)
  CAD    2,900,000   Government of Canada,
                       6.500% due 09/01/1998........   $  2,136,261
                                                       ------------
                     Total Foreign Bonds and Notes
                       (Cost $49,243,822)...........     51,196,033
                                                       ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
  SECURITIES -- 7.1%
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
      (GNMA) -- 6.1% (Cost $4,237,742)
       $ 3,890,020   Pass-through certificates,
                       10.000% due 03/15/2018-
                       02/15/2021...................      4,242,135
                                                       ------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION
      (FNMA) -- 1.0% (Cost $674,945)
           661,684   #141461,
                       7.667% due 11/01/2021+.......        678,332
                                                       ------------
                     Total U.S. Government Agency
                       Mortgage-Backed Securities
                       (Cost $4,912,687)............      4,920,467
                                                       ------------
ASSET-BACKED SECURITIES -- 5.3%
         2,974,058   Green Tree Security Mortgage
                       Trust, 1994-A,
                       6.900% due 02/15/2004........      2,945,247
           288,603   Household Finance Corporation,
                       1992-2SRS-A3,
                       5.250% due 10/20/2007........        286,979
           279,643   Merrill Lynch Mortgage
                       Investors, Inc., 1992-B-A4,
                       7.850% due 04/15/2012........        282,875
           155,740   Old Stone Credit Corporation,
                       1992-A4,
                       6.550% due 11/25/2007........        153,380
                                                       ------------
                     Total Asset-Backed Securities
                       (Cost $3,693,955)............      3,668,481
                                                       ------------
CORPORATE BOND AND NOTE -- 4.3%
         1,000,000   Sun Communities Inc., Sr. Note,
                       7.625% due 05/01/2003........        991,660
         2,000,000   USAT Holdings,
                       9.050% due 05/15/1998++......      1,960,000
                                                       ------------
                     Total Corporate Bond and Note
                       (Cost $2,996,967)............      2,951,660
                                                       ------------
U.S. TREASURY NOTE -- 2.1% (Cost $1,481,573)
         1,500,000   5.125% due 03/31/1998**........      1,477,620
                                                       ------------
COMMERCIAL PAPER -- 3.7% (Cost $2,590,000)
         2,590,000   Ford Motor Credit Company,
                       5.500% due 07/01/1996........      2,590,000
                                                       ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (CONTINUED)

                       SHORT TERM GLOBAL GOVERNMENT FUND

                                 JUNE 30, 1996

     PRINCIPAL                           EXPIRATION     STRIKE        VALUE
      AMOUNT                                DATE        PRICE       (NOTE 2)
-------------------                      -----------  ----------   -----------
OPTIONS PURCHASED -- 0.4%
    PUT OPTIONS PURCHASED ON FOREIGN CURRENCY -- 0.2%
    DEM   8,600,000  German Deutsche                               $    61,888
                      Mark Put.........   07/12/1996  $    1.510
   FRF   25,000,000  French Franc                                       21,625
                      Put..............   07/17/1996       5.150
   SEK    9,000,000  Swedish Krona                                           1
                      Put..............   07/22/1996       7.124
   NZD    6,622,115  New Zealand Dollar                                    901
                      Put..............   08/12/1996       0.655
 ITL 12,500,000,000  Italian Lira                                        2,375
                      Put..............   08/21/1996   1,596.500
   NZD    7,650,000  New Zealand Dollar                                  3,218
                      Put..............   08/21/1996       0.658
   SEK   29,200,000  Swedish Krona                                       6,094
                      Put..............   08/21/1996       6.984
   FRF   27,000,000  French Franc                                       30,348
                      Put..............   11/12/1996       5.290
                                                                   -----------
                     Total Put Options Purchased on Foreign
                      Currency (Cost $369,677)..................       126,450
                                                                   -----------

     NUMBER OF
     CONTRACTS
-------------------
    CALL OPTIONS PURCHASED ON FOREIGN INTEREST RATE
      FUTURES -- 0.2%
                 50  Euro Dollar                                        17,500
                      Call.............   09/30/1996  $   94.250
                 75  Euro Dollar                                        46,875
                      Call.............   12/31/1996      94.000
                 75  Euro Dollar                                        80,625
                      Call.............   03/31/1997      93.750
                                                                   -----------
                     Total Call Options Purchased on Foreign
                      Interest Rate Futures (Cost $168,875).....       145,000
                                                                   -----------
                     Total Options Purchased (Cost $538,552)....       271,450
                                                                   -----------
TOTAL INVESTMENTS (COST $65,457,556*)...............       96.5%    67,075,711
                                                                   -----------
     PRINCIPAL
      AMOUNT
-------------------
OPTIONS WRITTEN -- (0.4)%
    CALL OPTIONS WRITTEN ON FOREIGN CURRENCY -- (0.4)%
   SEK    9,000,000  Swedish Krona                                     (26,100)
                      Call.............   07/22/1996  $    6.748
   NZD    6,622,115  New Zealand Dollar                                (65,179)
                      Call.............   08/12/1996       0.676
 ITL 12,500,000,000  Italian Lira                                      (86,250)
                      Call.............   08/21/1996   1,550.770
   SEK   29,200,000  Swedish Krona                                     (65,290)
                      Call.............   08/21/1996       6.655
    AUD   6,364,110  Australian Dollar                                 (47,094)
                      Call.............   09/06/1996       0.786
                                                                   -----------
                     Total Call Options Written on Foreign
                      Currency (Premiums received $194,487).....      (289,913)
                                                                   -----------
OTHER ASSETS AND LIABILITIES (Net)..................        3.9%     2,745,590
                                                          ------   -----------
NET ASSETS..........................................      100.0%   $69,531,388
                                                          ======   ===========

---------------------

 * Aggregate cost for federal tax purposes.
** A portion of this security is pledged as collateral for options.
 + Variable rate security. The interest rate shown reflects the rate currently in effect.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
  U.S. FORWARD FOREIGN CURRENCY CONTRACTS TO BUY

                            CONTRACTS TO RECEIVE                      UNREALIZED
               ----------------------------------------------       APPRECIATION/
EXPIRATION                         VALUE IN      IN EXCHANGE        (DEPRECIATION)
   DATE        LOCAL CURRENCY       U.S. $        FOR U.S. $         OF CONTRACTS
-----------    ---------------    -----------    ------------     ------------------
 08/20/1996      DEM 7,408,377      4,887,634      4,956,000           $(68,366)
 08/20/1996      DEM 4,825,000      3,183,266      3,159,791             23,475
 08/20/1996     DEM 16,126,583     10,639,419     10,604,710             34,709
 09/18/1996      DEM 2,444,744      1,615,753      1,610,631              5,122
 09/18/1996      NLG 3,929,864      2,317,886      2,317,000                886
                                                                       --------
                                                                       $ (4,174)
                                                                       --------
 U.S. FORWARD FOREIGN CURRENCY CONTRACTS TO SELL

                            CONTRACTS TO DELIVER                      UNREALIZED
               ----------------------------------------------       APPRECIATION/
EXPIRATION                         VALUE IN      IN EXCHANGE        (DEPRECIATION)
   DATE        LOCAL CURRENCY       U.S. $        FOR U.S. $         OF CONTRACTS
-----------    ---------------    -----------    ------------     ------------------
 07/05/1996     FRF  6,972,931      1,355,666      1,348,390           $ (7,276)
 08/20/1996      DEM 3,113,310      2,053,988      2,141,351             87,363
 08/20/1996     DEM 18,746,650     12,367,993     13,000,000            632,007
 08/20/1996      DEM 6,500,000      4,288,337      4,288,730                393
 08/22/1996     BEF 41,306,140      1,324,400      1,386,112             61,712
 09/10/1996     GBP  1,500,000      2,330,376      2,312,363            (18,013)
 09/13/1996      CHF 5,082,530      4,092,254      4,296,306            204,052
 09/18/1996      DEM 2,444,744      1,615,753      1,649,514             33,761
 09/18/1996     NLG 20,798,957     12,267,500     12,251,085            (16,415)
                                                                       --------
                                                                       $977,584
                                                                       --------
               Net Unrealized Appreciation of Forward
               Foreign Currency Contracts....................          $973,410
                                                                       ========
                  GLOSSARY OF TERMS
      AUD         -- Australian Dollar
      BEF         -- Belgian Franc
      CAD         -- Canadian Dollar
      CHF         -- Swiss Franc
      DEM         -- German Deutsche Mark
      DKK         -- Danish Kroner
      ESP         -- Spanish Peseta
      FRF         -- French Franc
      GBP         -- Great Britain Pound Sterling
      ITL         -- Italian Lira
      NLG         -- Netherlands Guilder
      NZD         -- New Zealand Dollar
      SEK         -- Swedish Krona

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS

                              U.S. GOVERNMENT FUND

                                 JUNE 30, 1996

 PRINCIPAL                                                VALUE
  AMOUNT                                                 (NOTE 2)
-----------                                            ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
  SECURITIES -- 103.1%
    FEDERAL HOME LOAN MORTGAGE CORPORATION
      (FHLMC) -- 53.0%
$67,282,048    6.500% due 08/01/2010-10/01/2025**...   $ 65,051,424
  3,968,449    7.000% due 07/01/2024-02/01/2026**...      3,825,914
 31,620,564    7.500% due 05/01/2010-01/01/2011**...     31,831,677
  4,676,637    8.500% due 04/01/2019**..............      4,849,064
  1,400,318    8.750% due 01/01/2013**..............      1,452,648
 17,512,074    9.000% due 12/01/2008-08/01/2022**...     18,385,187
  1,200,952    9.500% due 06/01/2015-05/01/2017**...      1,284,363
    472,177    10.500% due
                 09/01/2009-05/01/2019**............        517,034
     90,209    10.750% due 12/01/2012**.............         98,735
    175,768    11.000% due
                 09/01/2015-02/01/2016**............        194,970
    213,961    11.750% due 07/01/2013**.............        238,395
     47,438    12.000% due 01/01/2015**.............         54,227
 18,450,000    Commitment to Purchase, GOLD,
                 6.500% due 04/11/2011..............     17,873,438
 42,500,000    Commitment to Purchase, GOLD,
                 6.500% due 04/01/2025..............     39,857,031
 70,000,000    Commitment to Purchase, GOLD,
                 7.500% due 04/16/2011..............     70,437,500
                                                        -----------
               Total FHLMCs (Cost $257,886,440).....    255,951,607
                                                        -----------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
      (GNMA) -- 29.3%
 71,730,448    7.000% due 08/15/2025-05/15/2026**...     68,771,567
 60,654,858    9.000% due 04/15/2016-06/15/2022**...     64,109,248
  6,024,829    9.500% due 04/15/2016-11/15/2017**...      6,481,641
  1,242,503    10.000% due
                 02/15/2019-12/15/2020**............      1,354,533
    371,128    10.500% due
                 09/15/2018-07/15/2020**............        409,361
     98,252    11.000% due
                 07/15/2018-12/15/2019**............        109,715
                                                        -----------
               Total GNMAs (Cost $141,735,544)......    141,236,065
                                                        -----------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION
      (FNMA) -- 12.3%
     44,207    5.500% due 02/01/2009**..............         41,264
  4,465,372    7.000% due 06/01/2010-11/01/2010**...      4,411,782
 12,683,000    8.000% due 05/01/2017-01/01/2025**...     12,924,797
 13,711,539    8.500% due 11/01/2017-09/01/2025**...     14,146,905
  4,449,163    9.000% due 06/01/2016-06/01/2021**...      4,675,241
  9,873,306    10.000% due
                 04/01/2016-05/01/2022**............     10,753,491
    157,804    10.500% due 06/01/2020**.............        173,042
    368,877    11.500% due
                 03/01/2011-07/01/2015**............        414,582
 12,000,000    Commitment to Purchase,
                 7.000% due 02/15/2011..............     11,846,250
                                                        -----------
               Total FNMAs (Cost $59,025,081).......     59,387,354
                                                        -----------
    ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES
      (ARM) -- 7.7%
  2,048,201    Federal Home Loan Mortgage
                 Corporation,
                 7.373% due 04/01/2029+**...........      2,095,248
               Federal National Mortgage
                 Association:
  1,894,075    7.250% due 05/01/2019+**.............      1,961,257
  2,533,856    7.050% due 01/01/2020+**.............      2,598,799
  5,808,776    7.241% due 09/01/2025+**.............      5,965,787

 PRINCIPAL                                                VALUE
  AMOUNT                                                 (NOTE 2)
-----------                                            ------------
               Government National Mortgage
                 Association II:
$17,927,291    7.000% due 08/20/2003-09/20/2023+**..   $ 18,148,514
  6,600,000    Commitment to Purchase,
                   6.000% due 07/20/2026+#..........      6,540,188
                                                        -----------
               Total ARMs (Cost $37,005,656)........     37,309,793
                                                        -----------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION II
      (GNMA II) -- 0.8%
  1,627,902    9.500% due 02/20/2017-03/20/2021**...      1,731,918
    300,203    10.000% due 07/20/2019**.............        323,559
    134,815    10.500% due
                 09/20/2019-11/20/2019**............        148,811
  1,144,721    11.000% due
                 06/20/2019-07/20/2020**............      1,279,438
     70,383    11.500% due 08/20/2019**.............         79,643
                                                        -----------
               Total GNMA IIs (Cost $3,377,864).....      3,563,369
                                                        -----------
               Total U.S. Government Agency
                 Mortgage-Backed Securities
                 (Cost $499,030,585)................    497,448,188
                                                        -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 9.1%
  6,961,991    Asset Securitization Corporation,
                 Series 96-D2, Class A1,
                 6.920% due 02/14/2029**............      6,742,764
     57,455    Federal Home Loan Mortgage
                 Corporation (FHLMC), REMIC,
                 Pass-through certificates, Series
                 1551, Class H, (I/O),
                 1155.758% due 05/15/2001**.........        297,385
               Federal National Mortgage Association
                 (FNMA), REMIC, Pass-through
                 certificates:
  4,000,000    Trust 89-18, Class-C,
                 9.500% due 04/25/2004**............      4,386,240
     92,797    Trust 90-98, Class K, (I/O),
                 949.3846% due 08/25/2020**.........      1,618,259
     34,510    Trust 90-133, Class K, (I/O),
                 1009.500% due 11/25/2020**.........      1,093,151
  1,322,054    Trust 92-83, Class X,
                 7.000% due 02/25/2022**............      1,174,553
  5,000,000    Trust 93-4, Class 4-HB,
                 11.000% due 01/25/2019**...........      5,743,750
 13,812,018    Trust 93-161, Class E, P/O,
                 Zero coupon due 02/25/2023**.......      8,244,048
  5,000,000    JP Morgan Commercial Mortgage Finance
                 Corporation, Series 96-C3, Class
                 A1,
                 7.330% due 04/25/2028**............      4,990,625
 10,000,000    Merrill Lynch Mortgage Investors,
                 Inc., 1996-CL, Class A3,
                 7.420% due 04/25/2028**............      9,909,158
                                                        -----------
               Total Collateralized Mortgage
                 Obligations (Cost $43,297,484).....     44,199,933
                                                        -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (CONTINUED)

                              U.S. GOVERNMENT FUND

                                 JUNE 30, 1996

 PRINCIPAL                                                VALUE
  AMOUNT                                                 (NOTE 2)
-----------                                            ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.2%
    SMALL BUSINESS ADMINISTRATION (SBA) -- 5.0%
$ 5,000,000    7.350% due 08/01/2005**..............   $  4,945,313
  2,969,372    8.500% due 01/01/2015**..............      3,129,440
  8,635,701    6.850% due 10/01/2015**..............      8,314,561
  4,000,000    7.600% due 05/01/2016**..............      4,040,000
  4,000,000    7.550% due 06/01/2016**..............      4,015,000
                                                       ------------
               Total SBAs (Cost $24,765,249)........     24,444,314
                                                       ------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION
      (FNMA) -- 0.2% (Cost $1,028,438)
  1,000,000    9.550% due 12/10/1997**..............      1,047,190
                                                       ------------
               Total U.S. Government Agency
                 Obligations (Cost $25,793,687).....     25,491,504
                                                       ------------
U.S. TREASURY OBLIGATIONS -- 4.2%
    U.S. TREASURY BONDS -- 3.0%
  8,855,000    8.750% due 08/15/2020**..............     10,592,794
  4,105,000    6.250% due 08/15/2023**..............      3,721,429
                                                       ------------
               Total U.S. Treasury Bonds
                 (Cost $14,466,874).................     14,314,223
                                                       ------------
    U.S. TREASURY NOTES -- 1.2%
    700,000    5.375% due 11/30/1997**..............        694,204
    750,000    7.250% due 02/15/1998**..............        763,245
  4,200,000    6.000% due 05/31/1998**..............      4,190,802
                                                       ------------
               Total U.S. Treasury Notes
                 (Cost $5,652,429)..................      5,648,251
                                                       ------------
               Total U.S. Treasury Obligations
                 (Cost $20,119,303).................     19,962,474
                                                       ------------
ASSET-BACKED SECURITIES -- 2.7%
  5,000,000    Discover Card Trust, 1994-2A,
                 5.850% due 10/16/2004+**...........      5,034,350
  5,000,000    First Chicago Master Trust II,
                 Series 94-J, Class A,
                 5.720% due 01/16/2001+**...........      5,012,500
  3,000,000    New York City Housing Development
                 Corporation, Series 96,
                 6.750% due 06/25/2006**............      2,902,031
                                                       ------------
               Total Asset-Backed Securities
                 (Cost $12,951,658).................     12,948,881
                                                       ------------
U.S. GOVERNMENT AGENCY DISCOUNT NOTE -- 7.4%
  (Cost $35,600,000)
 35,600,000    Federal Home Loan Bank (FHLB),
                 5.520% due 07/01/1996++**..........     35,600,000
                                                       ------------

  NUMBER OF                         EXPIRATION   STRIKE         VALUE
  CONTRACTS                            DATE       PRICE       (NOTE 2)
  ---------                         ----------   -------    -------------
  CALL OPTION PURCHASED ON U.S. TREASURY BOND
    FUTURES -- 0.4% (Cost $894,066)
        675   U.S. Treasury
                Bond Call.........  08/24/1996   $105.00    $   1,930,078
                                                                   ------
TOTAL INVESTMENTS (COST $637,686,783*)....        132.1%      637,581,058
OTHER ASSETS AND LIABILITIES (NET)........        (32.1)     (154,963,737)
                                                  -----     -------------
NET ASSETS................................        100.0%    $ 482,617,321
                                                  =====      ============

---------------------

 * Aggregate cost for federal tax purposes is $638,504,512 (Note 6).
** Securities are pledged as collateral for futures contracts, dollar roll transactions and when-issued securities.
 + Variable rate security. The interest rate shown reflects the rate currently in effect.
++ Rate represents annualized yield at date of purchase (unaudited).
 # Security purchased on a when-issued basis (Note 2).

NUMBER OF                                               UNREALIZED
CONTRACTS                                              APPRECIATION
----------                                            --------------
FUTURES CONTRACTS -- LONG POSITION
       10     U.S. Treasury Note, Five Year,
                September 1996.....................    $      5,938
                                                       ============

                                                        UNREALIZED
                                                      (DEPRECIATION)
                                                      --------------
FUTURES CONTRACTS -- SHORT POSITION
        2     U.S. Treasury Note, Two Year,
                September 1996.....................    $     (2,447)
      139     U.S. Treasury Note, Ten Year,
                September 1996.....................        (331,660)
      643     U.S. Treasury Bond, Twenty Year,
                September 1996.....................      (1,455,841)
                                                       ------------
              Net Unrealized Depreciation of
                Futures Contracts -- Short
                Position...........................    $ (1,789,948)
                                                       ============
                  GLOSSARY OF TERMS
      GOLD        -- Payments are on an accelerated 45-day
                     payment cycle instead of 75-day cycle
      I/O         -- Interest Only
      P/O         -- Principal Only
      REMIC       -- Real Estate Mortgage Investment Conduit

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS

                             CORPORATE INCOME FUND

                                 JUNE 30, 1996

 PRINCIPAL                                                VALUE
   AMOUNT                                                (NOTE 2)
------------                                           ------------
CORPORATE BONDS AND NOTES -- 92.9%
   MANUFACTURING -- 18.3%
 $ 4,000,000   Boeing Company, Deb.,
                 8.750% due 08/15/2021**............   $  4,550,000
   5,000,000   Caterpillar Inc., Sinking Fund Deb.,
                 9.750% due 06/01/2019..............      5,575,000
               Ford Motor Company, Deb.:
   3,750,000   8.875% due 01/15/2022................      4,214,062
   8,000,000   8.875% due 11/15/2022................      8,520,000
  14,500,000   General Motors Corporation, Deb.,
                 9.400% due 07/15/2021..............     16,983,125
   7,800,000   Textron Inc., Deb.,
                 8.750% due 07/01/2022..............      8,229,000
  10,450,000   Tyco Laboratories, Inc., Deb.,
                 9.500% due 05/01/2022..............     12,030,563
   1,000,000   V.F. Corporation, Note,
                 9.500% due 05/01/2001..............      1,100,000
                                                       ------------
                                                         61,201,750
                                                       ------------
   INDUSTRIAL -- 12.0%
   2,000,000   AMAX Inc., Note,
                 9.875% due 06/13/2001..............      2,230,000
   6,000,000   Circus Circus Enterprises Inc., Sr.
                 Note,
                 6.450% due 02/01/2006..............      5,557,500
   6,030,000   Conrail Inc., Deb.,
                 9.750% due 06/15/2020..............      7,386,750
   5,000,000   du Pont (E.I.) de Nemours & Company,
                 Deb.,
                 8.250% due 01/15/2022**............      5,137,500
   5,000,000   Northrop Grumman Corporation, Deb.,
                 9.375% due 10/15/2024..............      5,300,000
   6,500,000   Ogden Corporation, Deb.,
                 9.250% due 03/01/2022..............      7,280,000
   6,860,000   Praxair, Inc., Deb.,
                 8.700% due 07/15/2022..............      7,357,350
                                                       ------------
                                                         40,249,100
                                                       ------------
   FOREST PRODUCTS -- 9.1%
   6,351,000   Boise Cascade Corporation, Deb.,
                 9.450% due 11/01/2009..............      7,176,630
   3,010,000   Federal Paper Board Company, Deb.,
                 10.000% due 04/15/2011.............      3,657,150
               Georgia-Pacific Corporation, Deb.:
   5,000,000   9.875% due 11/01/2021................      5,512,500
   7,000,000   9.500% due 05/15/2022................      7,516,250
   6,000,000   James River Corporation, Deb.,
                 9.250% due 11/15/2021..............      6,720,000
                                                       ------------
                                                         30,582,530
                                                       ------------
   YANKEE (U.S. DOLLAR DENOMINATED) -- 7.3%
   8,400,000   Laidlaw Inc., Deb.,
                 8.250% due 05/15/2023..............      8,568,000
   8,500,000   Petro-Canada, Deb.,
                 9.250% due 10/15/2021..............      9,860,000
   5,750,000   Trans-Canada Pipeline Corporation,
                 Deb.,
                 8.500% due 03/20/2023..............      5,951,250
                                                       ------------
                                                         24,379,250
                                                       ------------

 PRINCIPAL                                                VALUE
   AMOUNT                                                (NOTE 2)
------------                                           ------------
   ELECTRIC -- 6.5%
 $ 5,000,000   Louisiana Power & Light Company,
                 First Mortgage,
                 8.500% due 07/01/2022..............   $  4,950,000
   5,000,000   Mississippi Power & Light Company,
                 First and Refundable Mortgage,
                 8.650% due 01/15/2023..............      5,287,500
   5,000,000   Philadelphia Electric Company, First
                 and Refundable Mortgage,
                 8.250% due 09/01/2022..............      4,956,250
               Texas Utilities Electric Company,
                 First Mortgage:
   1,200,000   8.875% due 02/01/2022................      1,263,000
   3,000,000   8.750% due 11/01/2023................      3,142,500
   2,050,000   Utilicorp United Inc., Sr. Note,
                 10.500% due 12/01/2020.............      2,275,500
                                                       ------------
                                                         21,874,750
                                                       ------------
   REGIONAL BANKS -- 6.4%
     400,000   Banc One Corporation, Sub. Note,
                 10.000% due 08/15/2010.............        486,500
   1,000,000   Barnett Banks, Florida, Inc., Sub.
                 Note,
                 10.875% due 03/15/2003.............      1,193,750
   1,100,000   First Interstate Bancorp, Sub. Note,
                 9.125% due 02/01/2004..............      1,216,875
   1,000,000   Mellon Financial Company, Sub. Deb.,
                 9.750% due 06/15/2001..............      1,117,500
               NCNB Corporation, Sub. Note:
   4,200,000   9.375% due 09/15/2009................      4,845,750
  10,125,000   10.200% due 07/15/2015**.............     12,605,625
                                                       ------------
                                                         21,466,000
                                                       ------------
   TRANSPORTATION -- 6.3%
   2,000,000   American Airlines Inc., Pass-through
                 certificates, Series A,
                 8.040% due 09/16/2011..............      1,935,000
   4,775,000   Carnival Corporation, Deb.,
                 7.200% due 10/01/2023**............      4,345,250
               United Air Lines Inc.:
   5,000,000   Equipment Trust certificates,
                 10.850% due 07/05/2014.............      5,968,750
               Pass-through certificates:
   3,000,000   9.080% due 10/26/2015................      3,097,500
   5,500,000   9.560% due 10/19/2018................      5,946,875
                                                       ------------
                                                         21,293,375
                                                       ------------
   ENERGY -- 6.2%
   2,850,000   BP America Inc., Guaranteed Deb.,
                 (British Petroleum Company),
                 10.000% due 07/01/2018.............      3,106,500
   8,700,000   Occidental Petroleum Corporation,
                 Sr. Deb.,
                 11.125% due 08/01/2010.............     11,157,750
   5,950,000   Phillips Petroleum Company, Deb.,
                 9.180% due 09/15/2021..............      6,411,125
                                                       ------------
                                                         20,675,375
                                                       ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (CONTINUED)

                             CORPORATE INCOME FUND

                                 JUNE 30, 1996

 PRINCIPAL                                                VALUE
   AMOUNT                                                (NOTE 2)
------------                                           ------------
CORPORATE BONDS AND NOTES -- (CONTINUED)
   FINANCIAL -- 6.1%
               American General Corporation:
 $ 2,000,000   9.625% due 02/01/2018................   $  2,165,000
   3,425,000   Sinking Fund Deb.,
                 7.500% due 07/15/2025..............      3,330,813
               Barclays North American Capital
                 Corporation, Capital Note:
   1,000,000   10.500% due 12/15/2017**.............      1,101,250
   9,000,000   9.750% due 05/15/2021**..............     10,271,250
   2,000,000   Ford Holdings, Inc., Deb.,
                 9.375% due 03/01/2020**............      2,340,000
   1,000,000   GATX Leasing Corporation, MTN,
                 10.000% due 03/21/2001.............      1,116,250
                                                       ------------
                                                         20,324,563
                                                       ------------
   MEDIA -- 5.5%
               Tele-Communications, Inc.:
               Sr. Deb.:
   2,000,000   9.800% due 02/01/2012................      2,150,000
   3,950,000   9.250% due 01/15/2023................      3,930,250
   4,000,000   Sr. Note,
               9.250% due 04/15/2002................      4,250,000
   7,760,000   Time Warner Inc., Deb.,
                 9.150% due 02/01/2023..............      8,089,800
                                                       ------------
                                                         18,420,050
                                                       ------------
   GAS -- 5.2%
  12,625,000   ANR Pipeline Company, Deb.,
                 9.625% due 11/01/2021..............     14,897,500
   2,500,000   Panhandle Eastern Pipe Line Company,
                 Deb.,
                 8.625% due 04/15/2025..............      2,553,125
                                                       ------------
                                                         17,450,625
                                                       ------------
   RETAIL -- 3.6%
               May Department Stores Company, Deb.:
   1,500,000   9.875% due 06/15/2021**..............      1,726,875
  10,100,000   8.375% due 10/01/2022**..............     10,314,625
                                                       ------------
                                                         12,041,500
                                                       ------------
   TELECOMMUNICATIONS -- 0.4%
               GTE Corporation:
     250,000   Deb.,
                 10.300% due 11/15/2017.............        273,125
   1,000,000   Sinking Fund Deb.,
                 10.750% due 09/15/2017.............      1,092,500
                                                       ------------
                                                          1,365,625
                                                       ------------
               Total Corporate Bonds and Notes
                 (Cost $304,131,431)................    311,324,493
                                                       ------------

 PRINCIPAL                                                VALUE
   AMOUNT                                                (NOTE 2)
------------                                           ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 15.0%
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 7.1%
               Commitment to Purchase:
 $ 9,000,000   7.500% due 07/01/2011................   $  9,047,812
  15,000,000   7.500% due 07/01/2026................     14,789,063
                                                       ------------
               Total FNMAs (Cost $23,637,188).......     23,836,875
                                                       ------------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
     (GNMA) -- 6.8% (Cost $22,453,750)
  23,000,000   Commitment to Purchase, GOLD,
                 7.500% due 07/01/2026..............     22,647,812
                                                       ------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 1.1%
               GOLD:
   2,395,843   #C00362,
                 9.000% due 06/01/2024..............      2,498,415
   1,230,791   #C80253,
                 9.000% due 01/01/2025..............      1,283,484
                                                       ------------
               Total FHLMCs (Cost $3,730,901).......      3,781,899
                                                       ------------
               Total U.S. Government Agency
                 Mortgage-Backed Securities (Cost
                 $49,821,839).......................     50,266,586
                                                       ------------
U.S. TREASURY BOND -- 2.6% (Cost $8,687,813)
   6,000,000   13.750% due 08/15/2004...............      8,620,259
                                                       ------------
   SHARES
------------
INVESTMENT COMPANY SECURITY -- 0.1% (Cost $378,750)
     378,750   Lehman Provident Tempfund............        378,750
                                                       ------------
TOTAL INVESTMENTS (COST $363,019,833*).....   110.6%    370,590,088
OTHER ASSETS AND LIABILITIES (NET).........   (10.6)    (35,455,769)
                                              -----    ------------
NET ASSETS.................................   100.0%   $335,134,319
                                              =====    ============

---------------------

 * Aggregate cost for federal tax purposes.
** Security is pledged as collateral for dollar roll transactions.

                  GLOSSARY OF TERMS
      GOLD        -- Payments are on an accelerated 45-day
                  payment cycle instead of 75-day cycle
      MTN         -- Medium Term Note

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS

                           CALIFORNIA MUNICIPAL FUND

                                 JUNE 30, 1996

 PRINCIPAL                                                VALUE
  AMOUNT                                                 (NOTE 2)
-----------                                            ------------
MUNICIPAL BONDS AND NOTES -- 98.9%
    CALIFORNIA -- 98.7%
               Alameda, Improvement Board Act of
                 1915, Marina Village Assessment
                 District, Series 89-1:
$ 3,075,000    7.650% due 09/02/2013................   $  3,167,311
  3,310,000    7.650% due 09/02/2014................      3,409,101
  5,360,000    Alhambra, Improvement Board Act of
                 1915, Assessment District No. 1,
                 Public Works, (MBIA Insured),
                 6.125% due 09/02/2018..............      5,453,800
  4,000,000    Anaheim, Public Financing Authority
                 Revenue, Residual Interest Bond,
                 (MBIA Insured),
                 6.450% due 12/28/2018+.............      4,215,000
  1,000,000    Arcadia, Hospital Revenue Authority,
                 (Methodist Hospital),
                 6.500% due 11/15/2012..............      1,012,500
  2,000,000    Barstow Redevelopment Agency, Central
                 Redevelopment Project, Tax
                 Allocation, Series A, (MBIA
                 Insured),
                 7.000% due 09/01/2014..............      2,302,500
  1,000,000    Brea & Olinda, Unified School
                 District, (High School Refinancing
                 Project), COP, Series A, (FSA
                 Insured),
                 6.000% due 08/01/2009..............      1,028,750
  1,535,000    Brisbane, (Capital Improvement
                 Refinancing Project), COP,
                 6.000% due 04/01/2018..............      1,437,144
               California Educational Facilities
                 Authority Revenue:
  4,795,000    (College of Osteopathic Medicine),
                 7.500% due 06/01/2018..............      5,508,256
               (University LaVerne):
    705,000    5.700% due 04/01/2001................        704,119
  2,000,000    6.300% due 04/01/2009................      1,980,000
               California Health Facilities
                 Authority Revenue:
  2,140,000    (Aids Healthcare Foundation), Series
                 C,
                 6.250% due 09/01/2017..............      2,140,000
  1,000,000    (Kaiser Permanent), Series A,
                 7.000% due 12/01/2010..............      1,078,750
  4,000,000    (R.F. Kennedy Medical Center),
                 (State Insured),
                 7.750% due 03/01/2014..............      4,310,000
               California Housing Finance Agency,
                 Home Ownership & Improvement
                 Revenue, AMT:
  1,895,000    Series 1988G,
                 8.150% due 08/01/2019..............      1,954,219
  3,105,000    Series 1989D,
                 7.500% due 08/01/2020..............      3,236,962
  5,010,000    Series C,
                 6.650% due 08/01/2014..............      5,179,087
    665,000    Series D, (MBIA Insured),
                 6.300% due 08/01/2014..............        670,819
  2,630,000    Series F, (MBIA Insured),
                 6.800% due 08/01/2014..............      2,754,925
  4,370,000    Series F-2,
                 7.250% due 08/01/2016..............      4,561,187

 PRINCIPAL                                                VALUE
  AMOUNT                                                 (NOTE 2)
-----------                                            ------------
               California Pollution Control
                 Financing Authority, PCR, AMT:
$ 1,000,000    (Keller Canyon Landfill Company
                 Project),
                 6.875% due 11/01/2027..............   $  1,037,500
  5,000,000    (Pacific Gas and Electric), Series B,
                 (AMBAC Insured),
                 8.875% due 01/01/2010..............      5,393,750
  4,000,000    (San Diego Gas and Electric), Series
                 A, (AMBAC Insured),
                 5.850% due 06/01/2021..............      3,890,000
               (Southern California Edison Company):
  4,000,000    (AMBAC Insured),
                 6.000% due 07/01/2027+.............      3,950,000
 13,250,000    Series B, (AMBAC Insured),
                 6.400% due 12/01/2024..............     13,713,750
  5,000,000    Series B, (FGIC Insured),
                 6.400% due 12/01/2024**............      5,175,000
  6,565,000    (Tracy Material Recovery Project),
                 Series A,
                 6.600% due 08/01/2014**............      6,638,856
  5,000,000    (Waste Management), Series A,
                 7.150% due 02/01/2011..............      5,400,000
  3,100,000    (Waste Removal Systems), Series A,
                 7.100% due 11/01/2009..............      3,262,750
  2,250,000    California Residential Efficiency
                 Financing Authority, (First
                 Resource Efficiency), (AMBAC
                 Insured),
                 6.000% due 07/01/2017..............      2,264,063
  1,425,000    California Rural Home Mortgage
                 Finance Authority, SFMR,
                 Mortgage-Backed Securities Project,
                 Series A-2,
                 (GNMA Insured),
                 7.950% due 12/01/2024..............      1,542,562
  7,750,000    California State, GO, (MBIA Insured),
                 6.000% due 10/01/2014**............      7,798,437
               California Statewide Communities
                 Development Authority, COP:
  3,000,000    (Cedars-Sinai Medical Center),
                 (MBIA Insured),
                 6.500% due 08/01/2012..............      3,198,750
  2,500,000    (Childrens Campus),
                 6.500% due 09/01/2022..............      2,534,375
               Capistrano Unified School District,
                 Community Facilities District,
                 Supplemental Tax, (Aliso Viejo):
  5,500,000    #87-1,
                 8.375% due 10/01/2020..............      5,768,125
  2,500,000    #88-1,
                 7.600% due 09/01/2014..............      2,521,875
  5,865,000    Carson, Improvement Board Act
                 of 1915, GO,
                 7.375% due 09/02/2022..............      5,982,300
               Centralia, School District, COP:
    775,000    Zero coupon due 06/01/2008...........        383,625
    835,000    Zero coupon due 06/01/2009...........        385,144
    890,000    Zero coupon due 06/01/2010...........        380,475
    940,000    Zero coupon due 06/01/2011...........        374,825
  1,010,000    Zero coupon due 06/01/2012...........        374,962
  1,075,000    Zero coupon due 06/01/2013...........        370,875
  4,675,000    Chula Vista, IDR, (San Diego Gas
                 and Electric), Series A, AMT,
                 (AMBAC Insured),
                 6.400% due 12/01/2027..............      4,826,938

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (CONTINUED)

                           CALIFORNIA MUNICIPAL FUND

                                 JUNE 30, 1996

 PRINCIPAL                                                VALUE
  AMOUNT                                                 (NOTE 2)
-----------                                            ------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
    CALIFORNIA -- (CONTINUED)
$ 3,000,000    Chula Vista, Redevelopment Agency,
                 Tax Allocation Revenue,
                 8.625% due 09/01/2024..............   $  3,468,750
               Clovis, Unified School District,
                 Capital Appreciation, Series B,
                 (FGIC Insured):
  2,000,000    Zero coupon due 08/01/2007...........      1,095,000
  2,000,000    Zero coupon due 08/01/2008...........      1,025,000
  2,750,000    Contra Costa County, COP, (Merrithew
                 Memorial Hospital),
                 6.625% due 11/01/2022..............      2,835,938
               Contra Costa County, Finance
                 Authority, Tax Allocation Revenue,
                 Series A:
  1,595,000    7.000% due 08/01/2009................      1,650,825
  1,000,000    7.100% due 08/01/2022................      1,036,250
  7,749,000    Contra Costa County, MFHR, (Crescent
                 Park Apartments Project), Series B,
                 (GNMA Insured),
                 7.800% due 06/20/2034..............      8,456,096
  3,270,000    Delano, COP, Series A,
                 9.250% due 01/01/2022..............      3,560,213
  1,985,000    El Cajon, COP, (Helix View Nursing
                 Hospital), Limited Obligation,
                 Series 1990, AMT, (FHA Insured),
                 7.750% due 02/01/2029..............      2,041,275
  4,975,000    Fairfield Housing Authority Revenue,
                 Mortgage Revenue, (Creekside
                 Estates Project),
                 7.875% due 02/01/2015..............      5,055,844
               Foothill Eastern Transportation
                 Corridor Agency, Series A:
  5,000,000    Zero coupon due 01/01/2008...........      2,962,500
 10,000,000    Zero coupon due 01/01/2019...........      2,212,500
  1,400,000    Fresno, Joint Powers Financing
                 Authority, Local Agency Revenue,
                 Series A,
                 (MBIA Insured),
                 6.550% due 09/02/2012..............      1,365,000
               Gilroy, Unified School District,
                 COP, (Measure J Capital Projects),
                 (FSA Insured):
  1,135,000    6.000% due 09/01/2007................      1,196,006
  2,000,000    6.250% due 09/01/2012................      2,060,000
  2,555,000    Kern, High School District, GO,
                 Series A, (MBIA Insured),
                 6.600% due 08/01/2016..............      2,753,013
  1,250,000    Kings County, Waste Management
                 Authority, Solid Waste Revenue,
                 AMT,
                 7.200% due 10/01/2014..............      1,321,875
  1,500,000    La Verne, Public Financing Authority,
                 Capital Improvement,
                 7.250% due 09/01/2026..............      1,500,000
  1,000,000    Lancaster, Redevelopment Agency,
                 MFHR, (High Valley Apartments
                 Project),
                 (FHA Insured),
                 6.000% due 06/01/2027..............        966,250
 12,690,000    Long Beach, Harbor Revenue, Series
                 1989A, AMT, (MBIA Insured),
                 7.250% due 05/15/2019**............     13,435,537

 PRINCIPAL                                                VALUE
  AMOUNT                                                 (NOTE 2)
-----------                                            ------------
               Los Angeles, Community Redevelopment
                 Agency, AMT:
$ 1,425,000    5.850% due 12/01/2026................   $  1,348,406
  3,735,000    COP, (Allright Garage L.A.),
                 7.550% due 10/01/2008..............      3,912,412
  3,490,000    Series C, (AMBAC Insured),
                 6.750% due 07/01/2014..............      3,647,050
  3,000,000    Los Angeles County, MFHR, (GNMA
                 Insured),
                 7.400% due 01/20/2022..............      3,102,180
               Los Angeles County, Residual Interest
                 Bond:
  4,200,000    8.160% due 11/01/2011+**.............      4,326,000
  1,000,000    9.076% due 06/01/2015+...............        980,000
  3,740,000    (Edmund D. Edelman Children's
                 Center), COP, (AMBAC Insured),
                 6.000% due 04/01/2012..............      3,758,700
 11,110,000    (Pension Obligation), COP, (MBIA
                 Insured), Non-income producing
                 until 06/30/1996,
                 6.900% due 06/30/2008..............     12,401,538
  1,520,000    Los Angeles County, Single
                 Family Housing Revenue, Series B,
                 (GNMA Insured)
                 7.600% due 08/01/2016..............      1,577,000
    660,000    Los Angeles, Home Mortgage Revenue,
                 GNMA collateralized,
                 8.100% due 05/01/2017..............        695,475
               Los Angeles, Los Angeles Convention
                 and Exposition Center, Series 1990,
                 (AMBAC Insured):
  5,000,000    Zero coupon due 08/15/2002...........      3,681,250
  5,000,000    Zero coupon due 08/15/2003...........      3,481,250
    550,000    Los Angeles, SFMR, Program 1990,
                 Issue A, GNMA collateralized, AMT,
                 7.550% due 12/01/2023..............        569,250
  1,000,000    Montebello, Unified School District
                 Revenue,
                 6.300% due 06/01/2011..............        966,250
  7,000,000    National City Community Development
                 Revenue, Series A, (AMBAC Insured),
                 6.250% due 08/01/2012**............      7,192,500
               New Haven, Unified School District,
                 Capital Appreciation, Series D,
                 FGIC Insured):
  5,720,000    Zero coupon due 08/01/2018...........      1,480,050
  5,920,000    Zero coupon due 08/01/2019...........      1,443,000
  1,000,000    Newport Beach, Special Tax
                 Improvement, District No. 95-1,
                 Series A,
                 6.750% due 09/01/2020..............        950,000
  3,500,000    Novato, Special Tax Revenue,
                 (Community Facilities District),
                 7.200% due 08/01/2015..............      3,543,750
               Oakland, Unified School District:
  2,645,000    7.000% due 11/15/2011................      2,694,594
  3,445,000    COP, Energy Retrofit,
                 6.750% due 11/15/2014..............      3,358,875
               Orange County, Airport Revenue, AMT:
  1,400,000    (John Wayne International Airport),
                 6.625% due 07/01/2017..............      1,407,644
    600,000    Pre-refunded,
                 6.625% due 07/01/2017..............        615,498

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (CONTINUED)

                           CALIFORNIA MUNICIPAL FUND

                                 JUNE 30, 1996

 PRINCIPAL                                                VALUE
  AMOUNT                                                 (NOTE 2)
-----------                                            ------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
    CALIFORNIA -- (CONTINUED)
$ 3,000,000    Orange County, Series A, (MBIA
                 Insured),
                 6.000% due 06/01/2010..............   $  3,067,500
  4,500,000    Palm Desert, Financing Authority, Tax
                 Allocation Revenue, (MBIA Insured),
                 (Inverse Floater),
                 8.845% due 04/01/2022+.............      4,702,500
  1,150,000    Palm Springs, Financing Authority,
                 (Convention Center Project), Series
                 A, (MBIA Insured),
                 6.750% due 11/01/2021..............      1,237,687
  3,000,000    Pasadena, Special Tax No. 1,
                 7.200% due 12/01/2012..............      3,056,250
               Port Oakland:
 12,500,000    Port Revenue, Series 1989A, AMT,
                 (MBIA/BIGI Insured),
                 7.600% due 11/01/2016**............     13,024,000
               (Mitsu Osk Lines Ltd.), Series A:
  3,030,000    6.750% due 01/01/2012................      3,132,263
  2,300,000    6.800% due 01/01/2019................      2,366,125
  3,000,000    Rancho, Water District Financing
                 Authority, Residual Interest Bond,
                 (AMBAC Insured),
                 9.074% due 08/17/2021+.............      3,562,500
  2,750,000    Redding, Electrical Systems Revenue,
                 COP, (Inverse Floater), (MBIA
                 Insured),
                 8.901% due 07/08/2022+.............      3,076,563
  1,500,000    Riverside, School District, Special
                 Project,
                 7.250% due 09/01/2018..............      1,505,625
     85,000    Sacramento, City Financing Authority,
                 Revenue Bonds,
                 6.700% due 11/01/2011..............         89,038
  6,500,000    Sacramento County, Airport System
                 Revenue, Series 1989, AMT,
                 (AMBAC Insured),
                 7.000% due 07/01/2020..............      6,922,500
 10,000,000    San Bernardino County, Residual
                 Interest Bond, COP, (MBIA Insured),
                 7.350% due 07/01/2016+**...........      9,537,500
  4,000,000    San Diego County, Residual Interest
                 Bond, COP, Series B, (MBIA
                 Insured),
                 8.670% due 04/08/2021+.............      4,260,000
  5,000,000    San Diego, IDR, (San Diego Gas and
                 Electric Company), Series B, AMT,
                 (AMBAC Insured),
                 7.375% due 12/01/2021..............      5,149,100
  3,000,000    San Francisco, City and County,
                 Airport Commission, International
                 Airport Revenue, Second Series,
                 Issue 8A, (FGIC Insured),
                 6.250% due 05/01/2020..............      3,026,250
               San Francisco, City and County,
                 Multi-family Mortgage Revenue,
                 Series A:
  1,000,000    6.350% due 02/15/2012................      1,015,000
  1,250,000    6.450% due 02/15/2024................      1,260,938

 PRINCIPAL                                                VALUE
  AMOUNT                                                 (NOTE 2)
-----------                                            ------------
               San Francisco, City and County,
                 Redevelopment Agency, Lease
                 Revenue, Capital Appreciation,
                 (George R. Moscone Project):
$ 3,500,000    Zero coupon due 07/01/2007...........   $  1,833,125
  4,500,000    Zero coupon due 07/01/2010...........      1,912,500
  3,750,000    Zero coupon due 07/01/2011...........      1,485,938
  4,250,000    Zero coupon due 07/01/2013...........      1,455,625
    280,000    San Francisco, City and County, SFMR,
                 GNMA and FNMA Mortgage-Backed
                 Securities Program,
                 7.450% due 01/01/2024..............        291,200
    575,000    San Jose, Airport Revenue Authority,
                 (San Jose Airport), AMT, (AMBAC
                 Insured), Unrefunded,
                 7.500% due 03/01/2018..............        608,781
  2,735,000    San Jose, Financing Authority
                 Revenue, Series C,
                 7.000% due 09/02/2015..............      2,782,863
  3,000,000    Santa Clarita, Community Development
                 Authority,
                 7.500% due 11/15/2012..............      3,086,250
  4,765,000    Santa Rosa, Mortgage Revenue,
                 (Channate Lodge), (FHA Insured),
                 6.700% due 12/01/2024..............      4,925,819
  2,000,000    Shasta Lake, COP, (FSA Insured),
                 6.000% due 04/01/2016..............      1,997,500
     10,000    Sonoma County, Home Mortgage Revenue,
                 SFMR,
                 9.125% due 06/01/2015..............         10,325
               South Orange County, Public Financing
                 Authority, Special Tax Revenue, Sr.
                 Lien, Series A, (MBIA Insured):
  5,000,000    7.000% due 09/01/2008................      5,675,000
  5,000,000    6.200% due 09/01/2013................      5,081,250
  1,200,000    South Tahoe, Joint Powers Financing
                 Authority, Series B,
                 6.000% due 10/01/2010..............      1,153,500
               Southern California, Housing Finance
                 Agency, SFMR, GNMA and FNMA
                 Mortgage-Backed Securities Program:
  1,095,000    Series 1988A, GNMA collateralized,
                 AMT,
                 8.125% due 02/01/2021..............      1,160,700
  1,545,000    Series A,
                 7.350% due 09/01/2024..............      1,599,075
    210,000    Series B,
                 6.900% due 10/01/2024..............        219,450
               Stockton, Community Facilities
                 Supplemental Tax #90-2, SFMR, GNMA
                 Mortgage-Backed Securities Program:
     55,000    Series A,
                 7.450% due 08/01/2010..............         58,162
  4,000,000    Series 002,
                 7.750% due 08/01/2015..............      4,110,000
  5,000,000    University of California, (Multiple
                 Purpose Review Projects), (MBIA
                 Insured),
                 6.300% due 09/01/2014..............      5,175,000
  1,000,000    Valley Health Systems, California
                 Hospital Revenue, (Hospital Revenue
                 Refunding and Improvement Project),
                 Series A,
                 6.500% due 05/15/2025..............        950,000

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (CONTINUED)

                           CALIFORNIA MUNICIPAL FUND

                                 JUNE 30, 1996

 PRINCIPAL                                                VALUE
  AMOUNT                                                 (NOTE 2)
-----------                                            ------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
    CALIFORNIA -- (CONTINUED)
$ 1,510,000    Watsonville, Insured Hospital,
                 Watsonville Community Hospital,
                 Series A,
                 6.200% due 07/01/2012..............   $  1,530,762
                                                        -----------
               Total Municipal Bonds and Notes
                 (Cost $371,775,160)................    387,498,075
                                                        -----------
SHORT-TERM MUNICIPAL BOND -- 0.2%
  (Cost $900,000)
    900,000    California, Pollution Control
                 Financing Authority, PCR,
               (Burney Forest Products Project), Series A,
               3.650% due 09/01/2020+...............        900,000
                                                        -----------
TOTAL INVESTMENTS (COST $372,675,160*).......  98.9%    388,398,075
OTHER ASSETS AND LIABILITIES (NET)...........   1.1       4,332,740
                                              -----    ------------
NET ASSETS................................... 100.0%   $392,730,815
                                              =====    ============

---------------------

 * Aggregate cost for federal tax purposes.
** A portion or all of this security is pledged as collateral for futures contracts.
 + Variable rate daily demand notes are payable upon not more than one business day's notice. The interest rate shown reflects the rate currently in effect.

NUMBER OF                                               UNREALIZED
CONTRACTS                                             (DEPRECIATION)
----------                                            --------------
FUTURES CONTRACTS -- SHORT POSITION
      100     U.S. Treasury Bond, Twenty Year,
                September 1996.....................     $ (272,682)
                                                        ==========
                  GLOSSARY OF TERMS
      AMBAC       -- American Municipal Bond Assurance
                     Corporation
      AMT         -- Alternative Minimum Tax
      BIGI        -- Bond Investors Guarantee Insurance
      COP         -- Certificates of Participation
      CPGAR       -- Capital Guaranty
      FGIC        -- Federal Guaranty Insurance Corporation
      FHA         -- Federal Housing Authority
      FNMA        -- Federal National Mortgage Association
      FSA         -- Financial Security Assurance
      GNMA        -- Government National Mortgage Association
      GO          -- General Obligation Bonds
      IDR         -- Industrial Development Revenue
      MBIA        -- Municipal Bond Investors Assurance
      MFHR        -- Multi-family Housing Revenue
      PCR         -- Pollution Control Revenue
      SFMR        -- Single Family Mortgage Revenue

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS

                         FLORIDA INSURED MUNICIPAL FUND

                                 JUNE 30, 1996

 PRINCIPAL                                                 VALUE
  AMOUNT                                                 (NOTE 2)
-----------                                             -----------
MUNICIPAL BONDS AND NOTES -- 97.5%
    FLORIDA -- 97.5%
              Brevard County, School Board, COP,
                (AMBAC Insured):
 $1,000,000   Series A,
                5.400% due 07/01/2012................   $   976,250
  1,000,000   Series B,
                5.500% due 07/01/2021................       951,250
  2,270,000   Broward County, Educational Facilities
                Authority Revenue, (Nova Southeastern
                University Project), (CONNIE LEE
                Insured),
                6.000% due 04/01/2008................     2,360,800
  1,000,000   Collier County, Industrial Development
                Authority, IDR, (Southern States
                Utilities Project), AMT,
                6.500% due 10/01/2025................       956,250
  1,940,000   Dade County, Aviation Revenue, Series
                B, AMT, (MBIA Insured),
                6.600% due 10/01/2022................     2,041,850
  1,690,000   Dade County, School Board, COP, Series
                A, (MBIA Insured),
                5.750% due 05/01/2008................     1,734,362
  2,000,000   Escambia County, Health Facilities
                Revenue, Baptist Hospital, Series B,
                6.000% due 10/01/2014................     1,880,000
  1,000,000   Escambia County, PCR,
                (Champion International Corporation
                Project), AMT,
                6.900% due 08/01/2022................     1,053,750
              Florida Housing Finance Agency:
    480,000   Landings Boot Ranch, Series K,
                (AMBAC Insured),
                5.875% due 11/01/2015................       469,800
    715,000   SFMR, Series A, AMT, (GNMA Insured),
                6.650% due 01/01/2024................       741,812
  1,000,000   Florida State Turnpike Authority,
                Turnpike Revenue, Department of
                Transportation, Series A, (FGIC
                Insured),
                5.000% due 07/01/2016................       906,250
  1,445,000   Hillsborough County, Capital
                Improvement Revenue, Criminal Justice
                Facilities, (FGIC Insured),
                5.250% due 08/01/2016................     1,351,075
  1,000,000   Hillsborough County, Industrial
                Development Authority, IDR, Allegany
                Health Systems, (John Knox Village of
                Tampa Bay, Inc.), (MBIA Insured),
                6.000% due 12/01/2006................     1,051,250
  1,500,000   Hillsborough County, PCR, (Tampa
                Electric Company Project), (MBIA
                Insured),
                6.250% due 12/01/2034................     1,556,250
  2,000,000   Hillsborough County, School Board, COP,
                (FGIC Insured),
                6.000% due 07/01/2012................     2,042,500
  1,000,000   Jacksonville, Health Facilities
                Revenue, Baptist Medical Center,
                Series A, (MBIA Insured),
                7.300% due 06/01/2019................     1,076,250

 PRINCIPAL                                                 VALUE
  AMOUNT                                                 (NOTE 2)
-----------                                             -----------
 $1,530,000   Jacksonville, Port Authority, Airport
                Revenue, AMT, (AMBAC Insured),
                5.250% due 10/01/2017................   $ 1,405,688
  1,500,000   Jacksonville, Water & Sewer Revenue,
                (United Water Project), AMT,
                (AMBAC Insured),
                6.350% due 08/01/2025................     1,545,000
  1,350,000   Kissimmee, Utility Authority, Electric
                Revenue, (FGIC Insured),
                5.250% due 10/01/2018................     1,260,562
  1,000,000   Manatee County, Housing Finance
                Authority, SFMR, Sub Series 4, AMT,
                (GNMA/FNMA Collateral),
                6.875% due 11/01/2026................     1,063,750
  2,000,000   Melbourne, Airport Revenue, AMT,
                (MBIA Insured),
                6.250% due 10/01/2018................     2,075,000
  1,000,000   Orange County, Housing Finance
                Authority, MFHR, (Hands Inc.
                Project), Series A,
                8.000% due 10/01/2025................       992,500
  1,000,000   Orlando & Orange County, Expressway
                Authority, Expressway Revenue, Jr.
                Lien, (FSA Insured),
                5.950% due 07/01/2023................     1,005,000
  1,050,000   Seminole County, School Board
                Authority, COP, Series A, (MBIA
                Insured),
                6.125% due 07/01/2014................     1,082,813
  1,250,000   Village Center Community Development
                District, Flautil Revenue, (FGIC
                Insured),
                6.000% due 11/01/2018................     1,303,125
    500,000   Volusia County, Educational Facilities
                Authority Revenue, Embry-Riddle
                Aeronautical University,
                6.125% due 10/15/2016................       495,625
  1,000,000   Volusia County, Health Facilities
                Authority Revenue, John Knox Village
                of Tampa Bay, Inc., Series A,
                6.000% due 06/01/2017................     1,000,000
                                                        -----------
              Total Municipal Bonds and Notes
                (Cost $33,784,224)...................    34,378,762
                                                        -----------
SHORT-TERM MUNICIPAL BOND -- 7.1%
  (Cost $2,500,000)
  2,500,000   Pinellas County, Health Facilities
                Authority Revenue, Pooled Hospital
                Loan Program,
                3.600% due 12/01/2015+...............     2,500,000
                                                        -----------
TOTAL INVESTMENTS (COST $36,284,224*)......... 104.6%    36,878,762
OTHER ASSETS AND LIABILITIES (NET)............  (4.6)    (1,618,834)
                                               -----    -----------
NET ASSETS.................................... 100.0%   $35,259,928
                                               =====    ===========

---------------------

 * Aggregate cost for federal tax purposes.
 + Variable rate daily demand bonds are payable upon not more than one business day's notice. The interest rate shown reflects the rate currently in effect.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (CONTINUED)

                         FLORIDA INSURED MUNICIPAL FUND

                                 JUNE 30, 1996

                  GLOSSARY OF TERMS
      AMBAC       -- American Municipal Bond Assurance
                     Corporation
      AMT         -- Alternative Minimum Tax
      CONNIE LEE  -- College Construction Loan Association
      COP         -- Certificates of Participation
      FGIC        -- Federal Guaranty Insurance Corporation
      FNMA        -- Federal National Mortgage Association
      FSA         -- Financial Security Assurance
      GNMA        -- Government National Mortgage Association
      IDR         -- Industrial Development Revenue
      MBIA        -- Municipal Bond Investors Assurance
      MFHR        -- Multi-family Housing Revenue
      PCR         -- Pollution Control Revenue
      SFMR        -- Single Family Mortgage Revenue

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS

                 CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND

                                 JUNE 30, 1996

PRINCIPAL                                                  VALUE
  AMOUNT                                                 (NOTE 2)
----------                                              -----------
MUNICIPAL BONDS AND NOTES -- 95.6%
    CALIFORNIA -- 94.3%
$  380,000    Adelanto, School District, Capital
                Appreciation, GO, Series B, (FGIC
                Insured),
                Zero coupon due 09/01/2002...........   $   281,675
 1,075,000    Alhambra, Redevelopment Agency Tax
                Allocation, (Industrial Redevelopment
                Project), (FSA Insured),
                4.700% due 05/01/2006................     1,025,281
   595,000    Alta Loma, Elementary School District,
                GO, Series 2, (AMBAC Insured),
                7.250% due 06/01/2002................       670,863
   200,000    Alum Rock, Unified School District,
                Series B, (FGIC Insured),
                Zero coupon due 09/01/2002...........       147,500
   625,000    Berkeley, Unified School District,
                Series C, (AMBAC Insured),
                5.875% due 08/01/2006................       659,375
   985,000    Brea & Olinda, School District, (High
                School Refinancing Program), Series
                A, (CGIC Insured),
                6.000% due 08/01/2009................     1,013,319
              California Education Facilities
                Authority Revenue, University La
                Verne:
   745,000      5.800% due 04/01/2002................       745,931
   790,000      5.900% due 04/01/2003................       790,987
              California Housing Finance Agency
                Revenue, AMT:
 2,350,000      Home Mortgage, Series B1,
                (AMBAC Insured),
                6.200% due 02/01/2007................     2,452,812
   445,000      Series E, (MBIA Insured),
                6.050% due 08/01/2006................       472,812
              California State, GO:
                (AMBAC Insured):
 1,000,000      6.200% due 09/01/2002................     1,073,750
 1,240,000      7.250% due 08/01/2003................     1,407,400
              (FGIC Insured):
   200,000      7.100% due 05/01/2005................       228,000
 1,000,000      6.200% due 09/01/2005................     1,078,750
              California State, Public Works Board,
                (Various California University
                Projects), Series A:
 1,000,000      5.900% due 10/01/2004................     1,051,250
 1,500,000      (AMBAC Insured),
                5.900% due 12/01/2003................     1,586,250
              California State University Revenue:
   200,000      Housing System, (FGIC Insured),
                7.625% due 11/01/2003................       232,500
 1,495,000      Series AJ, AL, AM, AN, AP, AQ, AR,
                (AMBAC Insured),
                6.750% due 11/01/2007................     1,622,075
              California Statewide Communities
                Development Authority:
 1,600,000      (Children's Hospital), (MBIA Insured),
                6.000% due 06/01/2007................     1,676,000
 1,000,000      MFHR, Series E,
                5.500% due 12/01/2005................       995,000
 1,255,000      (St. Joseph Health Systems),
                (AMBAC Insured),
                5.875% due 07/01/2005................     1,314,613

PRINCIPAL                                                  VALUE
  AMOUNT                                                 (NOTE 2)
----------                                              -----------
$  350,000    Campbell, Housing Facility Revenue,
                (San Tomas Gardens Project), Series
                A, (GNMA Insured),
                5.750% due 10/20/2004................   $   355,250
 1,000,000    Castaic Lake, Water Agency, COP, (Water
                Systems Improvement Project), Series
                A, (MBIA Insured),
                5.600% due 08/01/2005................     1,038,750
 1,000,000    Desert Hospital District, Hospital
                Revenue, COP, (FSA Insured),
                6.350% due 07/01/2004................     1,075,000
 1,000,000    Foothill Eastern Transportation
                Corridor Agency, Toll Road Revenue,
                Capital Appreciation, Sr. Lien,
                Series A,
                Zero coupon due 01/01/2004...........       625,000
              Gilroy, Unified School District, COP,
                (FSA Insured):
 1,390,000      5.600% due 09/01/2003................     1,442,125
 1,400,000      5.625% due 09/01/2004................     1,452,500
              Los Angeles, Community Redevelopment
                Agency, MFHR, (AMBAC Insured):
   965,000      5.650% due 07/01/2000................       987,919
 1,155,000      6.000% due 07/01/2004................     1,201,200
              Los Angeles, Department of Water and
                Power, Electric Revenue Bond,
                (MBIA Insured):
 1,500,000      8.500% due 01/15/2002................     1,762,500
 1,000,000      5.400% due 09/01/2006................     1,013,750
 1,000,000    Los Angeles, GO, Series A, (FGIC
                Insured),
                5.700% due 09/01/2008................     1,021,250
 1,500,000    Los Angeles, Unified School District,
                Series B, (AMBAC Insured),
                6.000% due 12/01/2001................     1,591,875
              Los Angeles, Wastewater System Revenue:
   775,000      Series A, (MBIA Insured),
                8.500% due 06/01/2002................       916,437
 1,000,000      Series C,
                6.900% due 06/01/2009................     1,076,250
 2,500,000    Los Angeles County, Capital Asset
                Leasing Corporation Leashold Revenue,
                (AMBAC Insured),
                6.000% due 12/01/2006................     2,646,875
   500,000    Los Angeles County, COP, Structured
                Yield Curve Certificates,
                7.660% due 11/01/2001+...............       524,375
   694,000    Modesto, Mortgage Revenue Bond,
                (GNMA Insured),
                5.875% due 12/01/2004................       704,410
 1,000,000    Murrieta Valley, Unified School
                District, GO, (FGIC Insured),
                5.200% due 09/01/2007................       982,500
 2,000,000    Oakland, Health Facilities Revenue,
                (Children's Hospital Project), Series
                A, (CONNIE LEE Insured),
                5.300% due 07/01/2008................     1,935,000
              Oakland, Improvement Bond Act of 1915,
                Medical Hill Parking Assessment
                District #3, (MBIA Insured):
   150,000      5.500% due 09/02/1999................       154,500
   250,000      6.000% due 09/02/2004................       257,778

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (CONTINUED)

                 CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND

                                 JUNE 30, 1996

PRINCIPAL                                                  VALUE
  AMOUNT                                                 (NOTE 2)
----------                                              -----------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
CALIFORNIA -- (CONTINUED)
$  500,000    Orange County, Local Transit Authority,
                Sales Tax Revenue Bond, (FGIC
                Insured),
                5.600% due 02/15/2003................   $   513,750
              Orange County, Recovery Project, Series
                A, (MBIA Insured):
 1,000,000      6.000% due 06/01/2008................     1,033,750
 1,000,000      COP,
                6.000% due 07/01/2006................     1,048,750
              Oxnard, Harbor District Revenue, (FSA
                Insured):
 1,075,000      7.000% due 08/01/2001................     1,187,875
 1,155,000      7.000% due 08/01/2002................     1,290,713
 1,240,000      7.000% due 08/01/2003................     1,396,550
              Paramount, Redevelopment Agency Tax
                Allocation, (Redevelopment Project
                Area #1), (MBIA Insured):
 1,820,000      6.100% due 08/01/2006................     1,940,575
 1,925,000      6.100% due 08/01/2007................     2,040,500
   560,000    Pioneers Memorial Hospital District,
                GO, (AMBAC Insured),
                7.000% due 10/01/2005................       641,900
 1,300,000    Sacramento, Municipal Utility District,
                Electric Revenue, (AMBAC Insured),
                5.500% due 05/15/2007................     1,313,000
 1,000,000    San Diego, Unified School District,
                COP, (Capital Projects), Series B,
                6.000% due 07/01/2003................     1,058,750
 1,000,000    San Diego County, Water Authority, COP,
                Series A, (MBIA Insured),
                6.000% due 05/01/2001................     1,052,500
   100,000    San Francisco, Airports Commission, San
                Francisco International Airport,
                Second Series, (MBIA Insured),
                6.350% due 05/01/2004................       108,250
 1,000,000    San Francisco, City and County, GO,
                (FGIC Insured), (Public Safety
                Improvement Project), Series F,
                6.500% due 06/15/2006................     1,060,000
 1,360,000    San Jose, Redevelopment Agency, (Merged
                Area Redevelopment Project), Tax
                Allocation Bond, (MBIA Insured),
                6.000% due 08/01/2006................     1,443,300
 1,050,000    Santa Ana, COP, (Santa Ana Recycling
                Project), Series A, AMT, (AMBAC
                Insured)
                5.400% due 05/01/2007................     1,044,750
 1,350,000    Solano County, (Solano Park Hospital
                Project), COP, (FSA Insured),
                6.500% due 08/01/2006................     1,468,125
 1,500,000    South Orange County, Public Financing
                Authority, Special Tax Revenue, Sr.
                Lien, Series A, (MBIA Insured),
                5.400% due 09/01/2003................     1,535,625
              University of California:
                (MBIA Insured):
 1,250,000    Housing Systems, Series A,
                5.300% due 11/01/2005................     1,262,500
 1,000,000    (Multiple Purpose Review Projects),
                10.000% due 09/01/2001...............     1,235,000
 1,070,000    Series A, (CONNIE LEE Insured),
                5.500% due 09/01/2006................     1,070,000

PRINCIPAL                                                  VALUE
  AMOUNT                                                 (NOTE 2)
----------                                              -----------
$1,000,000    Valley Health Systems, California
                Hospital Revenue, (Hospital Revenue
                Refunding & Improvement Project),
                Series A,
                6.125% due 05/15/2005................   $   975,000
 1,040,000    Victor Valley, Joint Union High School
                District, (MBIA Insured),
                5.600% due 09/01/2004................     1,080,300
 1,070,000    Watsonville, Hospital Revenue,
                Watsonville Community Hospital,
                Series A,
                5.850% due 07/01/2006................     1,084,712
                                                        -----------
                                                         71,177,562
                                                        -----------
GUAM -- 1.3%
 1,000,000    Government of Guam, GO, Series A,
                5.900% due 09/01/2005................       992,500
                                                        -----------
              Total Municipal Bonds and Notes (Cost
                $69,907,876).........................    72,170,062
                                                        -----------
SHORT-TERM MUNICIPAL BONDS -- 2.7%
              California, Pollution Control Financing
                Authority, PCR:
   300,000      (Burney Forest Products Project),
                  Series A,
                  3.650% due 09/01/2020++............       300,000
              Southern California Edison Company:
   500,000      Series A,
                  3.450% due 02/28/2008++............       500,000
   600,000      Series B,
                  3.450% due 02/28/2008++............       600,000
   600,000      Series D,
                  3.450% due 02/28/2008++............       600,000
                                                        -----------
              Total Short-Term Municipal Bonds (Cost
                $2,000,000)..........................     2,000,000
                                                        -----------
TOTAL INVESTMENTS (COST $71,907,876*)......   98.3%      74,170,062
OTHER ASSETS AND LIABILITIES (NET).........    1.7        1,307,507
                                             -----      -----------
NET ASSETS.................................  100.0%     $75,477,569
                                             =====      ===========

---------------------

 * Aggregate cost for federal tax purposes.
 + Variable rate security. The interest rate shown reflects the rate currently in effect.
++ Variable rate daily demand bonds are payable upon not more than one business day's notice. The interest rate shown reflects the rate currently in effect.

                    GLOSSARY OF TERMS
      AMBAC         -- American Municipal Bond Assurance
                       Corporation
      AMT           -- Alternative Minimum Tax
      CGIC          -- Capital Guaranty Insurance Corporation
      CONNIE LEE    -- College Construction Loan Association
      COP           -- Certificates of Participation
      FGIC          -- Federal Guaranty Insurance Corporation
      FSA           -- Financial Security Assurance
      GNMA          -- Government National Mortgage Association
      GO            -- General Obligation Bonds
      MBIA          -- Municipal Bond Investors Assurance
      MFHR          -- Multi-family Housing Revenue
      PCR           -- Pollution Control Revenue

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS

                            NATIONAL MUNICIPAL FUND

                                 JUNE 30, 1996

 PRINCIPAL                                                VALUE
  AMOUNT                                                 (NOTE 2)
-----------                                            ------------
MUNICIPAL BONDS AND NOTES -- 96.6%
    ALABAMA -- 2.2%
$ 4,000,000    Courtland, Industrial Development
                 Board of Solid Waste, (Champion
                 International Corporation Project),
                 Disposal Revenue, AMT,
                 7.750% due 01/01/2020..............   $  4,270,000
  1,000,000    Mobile, Industrial Development Board,
                 Solid Waste Disposal Revenue,
                 6.950% due 01/01/2020..............      1,031,250
                                                       ------------
                                                          5,301,250
                                                       ------------
    ARIZONA -- 0.4%
    740,000    Tucson, Airport Authority Inc.,
                 Supplemental Facilities Revenue,
                 AMT,
                 8.700% due 09/01/2019..............        841,750
                                                       ------------
    CALIFORNIA -- 0.7%
  1,550,000    Los Angeles, Regional Airport
                 Improvement, Series A, AMT,
                 6.700% due 01/01/2022..............      1,557,750
                                                       ------------
    COLORADO -- 8.4%
 19,000,000    Arapahoe County, Highway Revenue,
                 Zero coupon due 08/31/2026.........      2,066,250
               Denver City and County, Airport
                 Revenue, AMT:
                 Series A:
  2,000,000      8.875% due 11/15/2012..............      2,370,000
  1,140,000      8.500% due 11/15/2023**............      1,308,150
  2,000,000      8.000% due 11/15/2025**............      2,255,000
  1,920,000      Series C,
                 6.600% due 11/15/2004..............      2,028,000
  4,500,000    Meridian Metropolitan District, GO,
                 7.500% due 12/01/2011..............      4,876,875
  5,000,000    University of Colorado, Hospital
                 Authority, Series A, (AMBAC
                 Insured),
                 6.250% due 11/15/2012**............      5,200,000
                                                       ------------
                                                         20,104,275
                                                       ------------
    DISTRICT OF COLUMBIA -- 1.7%
  1,150,000    District of Columbia, COP,
                 6.875% due 01/01/2003..............      1,148,563
  1,500,000    District of Columbia, Land
                 Redevelopment Agency, Washington
                 D.C. Sports Arena, Special Tax,
                 5.625% due 11/01/2010..............      1,417,500
  1,500,000    Metropolitan District, Washington
                 D.C., Airport Authority, General
                 Airport Revenue, Series A, AMT,
                 (MBIA Insured),
                 6.625% due 10/01/2019**............      1,558,125
                                                       ------------
                                                          4,124,188
                                                       ------------
    FLORIDA -- 3.7%
               Dade County, Seaport Authority,
                 Refunding, (MBIA Insured):
    425,000    6.500% due 10/01/2008................        471,219
    500,000    6.500% due 10/01/2009................        552,500
    800,000    6.500% due 10/01/2010................        880,000

 PRINCIPAL                                                VALUE
  AMOUNT                                                 (NOTE 2)
-----------                                            ------------
$22,520,000    Dade County, Guaranteed Entitlement
                 Revenue, Capital Appreciation,
                 Series A, (MBIA Insured),
                 Zero coupon due 02/01/2018.........   $  6,136,700

    240,000    Largo, Sun Coast Health Systems,
                 5.750% due 03/01/2000..............        240,900
    610,000    Pinellas County, Health Facilities
                 Authority, (Sun Coast Health Care
                 Systems Project), Series A,
                 8.500% due 03/01/2020..............        698,450
                                                       ------------
                                                          8,979,769
                                                       ------------
    GEORGIA -- 4.2%
  1,000,000    Atlanta, Airport Facilities Revenue,
                 AMT,
                 7.250% due 01/01/2017..............      1,076,250
               Monroe, PCR, (Oglethorpe Power
                 Company):
  5,000,000      6.700% due 01/01/2009..............      5,425,000
  3,410,000      6.750% due 01/01/2010..............      3,695,587
                                                       ------------
                                                         10,196,837
                                                       ------------
    HAWAII -- 1.6%
  3,500,000    Hawaii Department of Budget and
                 Finance, Residual Interest Bond,
                 AMT,
                 9.232% due 11/01/2021++............      3,788,750
                                                       ------------
    IDAHO -- 1.5%
  2,000,000    Idaho Health Facilities Authority
                 Revenue, (Inverse Floater),
                 8.600% due 02/15/2021++............      2,150,000
  1,500,000    Idaho Housing and Finance
                 Association, SFHR, Series D, AMT,
                 6.450% due 07/01/2014..............      1,500,000
                                                       ------------
                                                          3,650,000
                                                       ------------
    ILLINOIS -- 15.6%
               Chicago, O'Hare Airport Supplemental
                 Facilities, AMT:
  6,000,000    (MBIA Insured),
                 6.750% due 01/01/2012**............      6,337,500
    700,000    Special Series A,
                 7.875% due 11/01/2025..............        749,875
    150,000    Special Series B,
                 8.500% due 05/01/2018..............        164,250
               United Air Lines:
    615,000      8.400% due 05/01/2004..............        673,425
    790,000      8.950% due 05/01/2018..............        887,763
               Cook County, Community High School,
                 Number 217, (AMBAC Insured):
  1,090,000      6.400% due 12/01/2003**............      1,164,938
  1,130,000      6.500% due 12/01/2004**............      1,207,688
  1,370,000      6.600% due 12/01/2005**............      1,464,188
               Cook County, School District, Number
                 026, (MBIA Insured):
  1,445,000      Zero coupon due 12/01/2003.........        977,181
  1,020,000      Zero coupon due 12/01/2004.........        651,525
  1,000,000    Decatur, Hospital Revenue,
                 (Decatur Memorial Hospital), Series
                 B, (MBIA Insured),
                 6.850% due 10/01/2016**............      1,056,250

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (CONTINUED)

                            NATIONAL MUNICIPAL FUND

                                 JUNE 30, 1996

 PRINCIPAL                                                VALUE
  AMOUNT                                                 (NOTE 2)
-----------                                            ------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
    ILLINOIS -- (CONTINUED)
               Illinois Health Facilities Authority
                 Revenue:
                 Glenoak Medical Center, Series D:
$   210,000      Pre-refunded,
                   9.500% due 11/15/2015............   $    252,263
    280,000      Unrefunded,
                   9.500% due 11/15/2015............        320,250
  4,765,000      Hindsdale Hospital, Series B,
                   9.000% due 11/15/2015............      5,384,450
  5,000,000      Residual Interest Bond, (MBIA
                   Insured),
                   9.547% due 06/19/2015++..........      5,568,750
    300,000      Riverside Senior Living Center
                   Project,
                   7.500% due 11/01/2020............        319,875
  5,000,000      Sarah Bush Lincoln,
                   7.250% due 05/15/2022............      5,112,500
  1,230,000      Servantcor, Series A,
                   8.000% due 08/15/2021............      1,419,113
  3,000,000      St. Luke's Medical, Residual
                   Interest Bond, (MBIA Insured),
                   9.547% due 10/01/2024++..........      3,330,000
    365,000      Illinois Housing Development
                   Authority, Series A, AMT,
                   7.350% due 08/01/2010............        385,075
                                                       ------------
                                                         37,426,859
                                                       ------------
    INDIANA -- 0.8%
  2,000,000    Indianapolis, Public Improvement
                 Board, Series D, (LOC INB National
                 Bank),
                 6.500% due 02/01/2022..............      2,030,000
                                                       ------------
    KENTUCKY -- 1.4%
  3,000,000    Jefferson County, Hospital Revenue,
                 Residual Interest Bond, (MBIA
                 Insured),
                 8.759% due 10/01/2008++............      3,382,500
                                                       ------------
    LOUISIANA -- 1.6%
    300,000    East Baton Rouge, Sewer Commission
                 Revenue,
                 9.125% due 09/01/2006..............        325,875
  1,500,000    Louisiana Public Facility Authority
                 Revenue, Series B,
                 Zero coupon due 12/01/2019.........        360,000
 10,000,000    Orleans Parish, School Board Revenue,
                 (FGIC Insured),
                 Zero coupon due 02/01/2015.........      3,162,500
                                                       ------------
                                                          3,848,375
                                                       ------------
    MARYLAND -- 0.4%
  1,000,000    State of Maryland, Community
                 Development Administration,
                 Department of Housing, Single
                 Family Project, AMT,
                 7.450% due 04/01/2032..............      1,036,250
                                                       ------------
    MASSACHUSETTS -- 2.3%
    750,000    Commonwealth of Massachusetts,
                 Consolidated Loan, Series A,
                 7.625% due 06/01/2008..............        855,000

 PRINCIPAL                                                VALUE
  AMOUNT                                                 (NOTE 2)
-----------                                            ------------
               Commonwealth of Massachusetts, Health
                 and Educational Facilities
                 Authority:
$   500,000    Framingham Union Hospital, Series B,
                 8.500% due 07/01/2010..............   $    575,625
  3,000,000    Saint Memorial Medical Center, Series
                 A,
                 6.000% due 10/01/2023..............      2,362,500
    400,000    Commonwealth of Massachusetts, Health
                 Finance Authority,
                 Melrose-Wakefield Hospital, Series
                 A,
                 8.625% due 07/01/2018..............        408,000
               Massachusetts State, GO:
    125,000    Pre-refunded,
                 7.500% due 12/01/2007..............        141,094
    125,000    Unrefunded,
                 7.500% due 12/01/2007..............        141,094
  1,000,000    Plymouth County, COP, Series A,
                 7.000% due 04/01/2022..............      1,081,250
                                                       ------------
                                                          5,564,563
                                                       ------------
    MICHIGAN -- 2.4%
  2,670,000    Michigan Municipal Bond Authority,
                 Revenue Reference, Series A,
                 (FGIC Insured),
                 4.750% due 12/01/2009**............      2,419,687
               Michigan State Hospital Finance
                 Authority Revenue, Detroit Medical,
                 Series A:
  1,500,000      7.500% due 08/15/2011..............      1,616,250
    850,000      5.875% due 07/01/2014..............        799,000
               Reed City, Public Schools Revenue,
                 (AMBAC Insured):
    590,000      Zero coupon due 05/01/2013.........        218,300
    610,000      Zero coupon due 05/01/2014.........        209,687
    615,000      Zero coupon due 05/01/2015.........        196,800
    630,000      Zero coupon due 05/01/2016.........        192,937
                                                       ------------
                                                          5,652,661
                                                       ------------
    MINNESOTA -- 0.2%
  2,000,000    Southern Minnesota Municipal Power
                 Agency, (Capital Appreciation),
                 Series A, (MBIA Insured),
                 Zero coupon due 01/01/2024.........        385,000
                                                       ------------
    MISSISSIPPI -- 2.4%
  5,000,000    Lowndes County, Solid Waste Disposal,
                 PCR, Residual Interest Bond,
                 Floating Rate Note,
                 8.600% due 04/01/2022++............      5,475,000
    200,000    Warren County, Solid Waste Disposal
                 Revenue, (International Paper
                 Project), Series A, AMT,
                 7.700% due 11/15/2009..............        214,500
                                                       ------------
                                                          5,689,500
                                                       ------------
    MISSOURI -- 1.7%
  1,000,000    Missouri State, Health and
                 Educational Facilities Authority
                 Revenue,
                 6.800% due 11/01/2016**............      1,113,750
  3,000,000    St. Louis, Parking Facilities
                 Revenue,
                 6.625% due 12/15/2021..............      3,060,000
                                                       ------------
                                                          4,173,750
                                                       ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (CONTINUED)

                            NATIONAL MUNICIPAL FUND

                                 JUNE 30, 1996

 PRINCIPAL                                                VALUE
  AMOUNT                                                 (NOTE 2)
-----------                                            ------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
    MONTANA -- 0.5%
$ 1,000,000    Forsyth, PCR, Series B, AMT, (AMBAC
                 Insured),
                 7.250% due 08/01/2021**............   $  1,096,250
                                                       ------------
    NEBRASKA -- 0.3%
    700,000    Nebraska Investment Finance
                 Authority, Single Family Housing,
                 Residual Interest Bond, AMT, (GNMA
                 Insured),
                 9.475% due 09/15/2024++............        713,125
                                                       ------------
    NEVADA -- 4.1%
  4,000,000    Clark County, IDR, Series A, AMT,
                 (FGIC Insured),
                 6.700% due 06/01/2022**............      4,170,000
  5,495,000    Nevada Housing Division, Single
                 Family Program, Series A-2, AMT,
                 (FHA Insured),
                 6.700% due 10/01/2025..............      5,563,687
                                                       ------------
                                                          9,733,687
                                                       ------------
    NEW HAMPSHIRE -- 0.4%
  1,000,000    New Hampshire State Higher Education
                 & Health Facilities Authority
                 Revenue,
                 8.250% due 07/01/2013..............      1,068,750
                                                       ------------
    NEW JERSEY -- 1.3%
  3,000,000    Bergen County, Utilities Authority
                 Revenue, (FGIC Insured),
                 6.500% due 12/15/2012**............      3,176,250
                                                       ------------
    NEW YORK -- 12.8%
    400,000    City of New York, IDR, Industrial
                 Development Agency, Supplemental
                 Facilities, AMT,
                 8.000% due 07/01/2020..............        427,500
  3,000,000    Housing of New York Corporation
                 Revenue,
                 5.000% due 11/01/2013..............      2,613,750
               Metropolitan Transportation Authority
                 Revenue:
  2,000,000    Commuter Facilities, Series O,
                 5.750% due 07/01/2007..............      1,992,500
  1,265,000    Transportation Facilities, Series 7,
                 4.750% due 07/01/2019..............      1,030,975
  1,000,000    New York, Finance Authority, Series
                 B, (FSA Insured),
                 7.000% due 06/01/2014**............      1,115,000
               New York, GO:
    995,000      Series A,
                   8.000% due 08/15/2020............      1,149,225
  5,200,000      Series C,
                   6.500% due 08/01/2005............      5,343,000
                 Series F:
  1,845,000      Pre-refunded,
                   8.250% due 11/15/2018............      2,163,262
    160,000      Unrefunded,
                   8.250% due 11/15/2018............        184,000
               New York State Energy, Research &
                 Development Authority:
  2,200,000    6.000% due 04/01/2000................      2,255,000
  2,500,000    8.755% due 04/01/2020+...............      2,643,750

 PRINCIPAL                                                VALUE
  AMOUNT                                                 (NOTE 2)
-----------                                            ------------
               New York State Energy, Research &
                 Development Authority (Continued):
               Gas Facilities:
$ 5,225,000    7.125% due 12/01/2020................   $  5,375,114
    500,000    (MBIA Insured),
                 7.125% due 03/15/2022..............        517,285
    275,000    New York State Medical Care
                 Facilities Finance Authority,
                 7.750% due 08/15/2011..............        305,594
  2,000,000    New York State Multi-family Mortgage
                 Revenue, AMT,
                 6.625% due 08/15/2012..............      2,075,000
  1,490,000    State of New York, Urban Development
                 Corporation Revenue,
                 5.625% due 01/01/2007..............      1,443,437
                                                       ------------
                                                         30,634,392
                                                       ------------
    OHIO -- 1.2%
    650,000    East Liverpool, Hospital Revenue,
                 Series B,
                 8.125% due 10/01/2011..............        687,375
  1,240,000    Lorain County, Hospital Revenue,
                 Series B,
                 7.200% due 12/15/2011..............      1,326,800
    900,000    Westerville, Minerva Place & Blendon
                 Joint Township Hospital District,
                 (AMBAC Insured),
                 6.800% due 09/15/2006..............        981,000
                                                       ------------
                                                          2,995,175
                                                       ------------
    OKLAHOMA -- 0.9%
  1,885,000    Oklahoma Housing and Finance
                 Authority, Single Family Revenue,
                 Series B, AMT, (GNMA Insured),
                 7.997% due 08/01/2018**............      2,042,869
    200,000    Tulsa, Municipal Airport Revenue,
                 American Airlines Project, AMT,
                 7.600% due 12/01/2030..............        213,500
                                                       ------------
                                                          2,256,369
                                                       ------------
    PENNSYLVANIA -- 9.5%
               Allegheny County, Hospital
                 Development Revenue, (Ohio Valley
                 General Hospital):
    700,000      5.100% due 04/01/2001..............        688,625
    735,000      5.300% due 04/01/2002..............        723,056
    625,000      5.400% due 04/01/2003..............        611,719
  3,000,000      5.875% due 04/01/2011..............      2,816,250
               Beaver County, IDR, PCR, (Edison
                 Project), Series A, (FGIC Insured):
  3,675,000      7.000% due 06/01/2021**............      3,932,250
    300,000      7.750% due 09/01/2024..............        317,250
    300,000    Lancaster County, Solid Waste
                 Authority, Series A, AMT,
                 8.375% due 12/15/2004..............        319,500
    600,000    Lehigh County, General Purpose
                 Authority, Series A,
                 8.100% due 07/15/2010..............        636,000
    500,000    McKean County, Hospital Authority
                 Revenue,
                 8.875% due 10/01/2020..............        585,625
  1,250,000    Montgomery County, Higher Education
                 Revenue,
                 6.875% due 11/15/2020..............      1,253,125

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (CONTINUED)

                            NATIONAL MUNICIPAL FUND

                                 JUNE 30, 1996

 PRINCIPAL                                                VALUE
  AMOUNT                                                 (NOTE 2)
-----------                                            ------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
    PENNSYLVANIA -- (CONTINUED)
               Pennsylvania State Higher Education
                 Revenue, Student Loan Revenue,
                 Residual Interest Bond, AMT:
$ 3,000,000      (AMBAC Insured),
                 9.622% due 09/01/2026++............   $  3,168,750
  3,000,000      Series A,
                 7.250% due 03/01/2011..............      3,345,000
  1,890,000      Series B,
                 7.250% due 03/01/2005..............      2,107,350
  1,000,000    Philadelphia, Municipal Authority
                 Revenue, Series B, (FGIC Insured),
                 7.125% due 11/15/2018**............      1,123,750
  1,000,000    Philadelphia, Water and Sewer
                 Revenue,
                 7.500% due 08/01/2010**............      1,136,250
                                                       ------------
                                                         22,764,500
                                                       ------------
    PUERTO RICO -- 0.9%
  2,000,000    Puerto Rico (Commonwealth of), Public
                 Improvement Revenue,
                 6.800% due 07/01/2021**............      2,235,000
                                                       ------------
    RHODE ISLAND -- 1.0%
    200,000    Rhode Island Housing and Mortgage
                 Finance Corporation, AMT,
                 7.875% due 10/01/2022..............        207,000
  2,000,000    Rhode Island State Health and
                 Education Revenue, Residual
                 Interest Bond,
                 (FGIC Insured),
                 9.715% due 08/15/2021++............      2,240,000
                                                       ------------
                                                          2,447,000
                                                       ------------
    TEXAS -- 6.5%
  4,000,000    Alliance Airport Authority, (Federal
                 Express Corporation), AMT,
                 6.375% due 04/01/2021..............      3,955,000
     80,000    Bexar County, Housing Finance, GNMA
                 Mortgage, AMT,
                 8.100% due 03/01/2024..............         83,300
    550,000    Brazos, Higher Educational Facilities
                 Authority, Series C-2, AMT,
                 7.100% due 11/01/2004..............        585,063
  5,000,000    Dallas-Fort Worth International
                 Airport, (Facility Improvement
                 Corporate Revenue), (American
                 Airlines, Inc.), AMT,
                 7.500% due 11/01/2025..............      5,312,500
  4,000,000    Texas State, Department of Housing,
                 Community Affairs, Residual
                 Interest Bond, AMT, (GNMA Insured),
                 9.815% due 07/02/2024++............      4,275,000
    749,000    Texas State, Higher Education
                 Coordinating Board, Student Loan,
                 AMT,
                 7.700% due 10/01/2025..............        771,470
    500,000    West Side Calhoun County, Revenue
                 Bond, AMT,
                 8.200% due 03/15/2021..............        551,875
                                                       ------------
                                                         15,534,208
                                                       ------------

 PRINCIPAL                                                VALUE
  AMOUNT                                                 (NOTE 2)
-----------                                            ------------
    VERMONT -- 0.2%
               Vermont Housing Finance Agency,
                 Single Family, Series 1, AMT:
$   140,000      6.800% due 05/01/2025..............   $    141,575
    220,000      8.150% due 05/01/2025..............        231,825
                                                       ------------
                                                            373,400
                                                       ------------
    WASHINGTON -- 1.8%
  4,000,000    Tacoma, Electric System Revenue,
                 Residual Interest Bond, Series C,
                 (AMBAC Insured),
                 8.972% due 01/02/2015++............      4,320,000
                                                       ------------
    WEST VIRGINIA -- 1.5%
  2,500,000    Harrison County, Solid Waste
                 Disposal, (Monongahelea Power),
                 Series A, AMT,
                 6.875% due 04/15/2022..............      2,631,250
    150,000    Kanawha County, IDR, Union Carbide
                 Project), Series A, AMT,
                 8.000% due 08/01/2020..............        162,937
    750,000    South Charleston, IDR, (Union Carbide
                 Project), Series A, AMT,
                 8.000% due 08/01/2020..............        812,812
                                                       ------------
                                                          3,606,999
                                                       ------------
    WISCONSIN -- 0.5%
  1,000,000    Madison, IDR, (Madison Gas & Electric
                 Company), (Project A), AMT,
               6.750% due 04/01/2027................      1,035,000
    250,000    Wisconsin State Health Facilities
                 Authority Revenue, Franciscan
                 Health Systems,
                 7.800% due 03/01/2014..............        261,407
                                                       ------------
                                                          1,296,407
                                                       ------------
               Total Municipal Bonds and Notes
                 (Cost $218,850,229)................    231,985,539
                                                       ------------
SHORT-TERM MUNICIPAL BONDS -- 4.2%
    ILLINOIS -- 1.8%
  3,200,000    Illinois Development Finance
                 Authority Revenue, (Ulichs
                 Childrens Home),
                 3.550% due 04/01/2007+.............      3,200,000
  1,115,000    Illinois Health Facilities Authority
                 Revenue, Fransican Sisters Health,
                 3.750% due 01/01/2018+.............      1,115,000
                                                       ------------
                                                          4,315,000
                                                       ------------
    LOUISIANA -- 0.7%
  1,600,000    Louisiana State Recovery District,
                 Sales Tax Revenue,
                 3.650% due 07/01/1997+.............      1,600,000
                                                       ------------
    MISSISSIPPI -- 0.9%
  2,200,000    Jackson County, PCR, Chevron USA
                 Inc.,
                 3.500% due 06/01/2023+.............      2,200,000
                                                       ------------
    NEW YORK -- 0.8%
  1,900,000    New York, Municipal Water Finance
                 Authority, Water & Sewer System
                 Revenue, Series A,
                 3.750% due 06/15/2025+.............      1,900,000
                                                       ------------
               Total Short-Term Municipal Bonds
                 (Cost $10,015,000).................     10,015,000
                                                       ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (CONTINUED)

                            NATIONAL MUNICIPAL FUND

                                 JUNE 30, 1996

                                                          VALUE
                                                         (NOTE 2)
                                                       ------------
TOTAL INVESTMENTS (COST $228,865,229*).....   100.8%   $242,000,539
OTHER ASSETS AND LIABILITIES (NET).........   (0.8)      (1,830,530)
                                              -----    ------------
NET ASSETS.................................   100.0%   $240,170,009
                                              =====    ============

---------------------

 *  Aggregate cost for federal tax purposes.
 ** A portion or all of this security is pledged as collateral for futures contracts.
 + Variable rate daily demand notes are payable upon not more than one business day's notice. The interest rate shown reflects the rate currently in effect.
 ++ Floating rate note. The interest rate shown reflects the rate currently in effect.

 NUMBER OF                                              UNREALIZED
 CONTRACTS                                            (DEPRECIATION)
-----------                                           --------------
FUTURES CONTRACTS -- SHORT POSITION
        200   U.S. Treasury Bond, Twenty Year,
                September 1996.....................     $ (576,614)
                                                       ===========



                  GLOSSARY OF TERMS
      AMBAC       -- American Municipal Bond Assurance
                     Corporation
      AMT         -- Alternative Minimum Tax
      COP         -- Certificates of Participation
      FGIC        -- Federal Guaranty Insurance Corporation
      FHA         -- Federal Housing Authority
      FSA         -- Financial Security Assurance
      GNMA        -- Government National Mortgage Association
      GO          -- General Obligation Bonds
      IDR         -- Industrial Development Revenue
      LOC         -- Letter of Credit
      MBIA        -- Municipal Bond Investors Assurance
      PCR         -- Pollution Control Revenue
      SFHR        -- Single Family Housing Revenue

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS

                             GROWTH AND INCOME FUND

                                 JUNE 30, 1996

                                                          VALUE
  SHARES                                                 (NOTE 2)
-----------                                            ------------
 COMMON STOCKS -- 96.8%
     MATERIALS & PROCESSING -- 15.7%
      3,200   Albemarle Corporation.................   $     58,400
     20,700   Allegheny Ludlum Corporation..........        390,712
     33,500   Aluminum Company of America...........      1,922,062
     55,500   du Pont (E.I.) de Nemours & Company...      4,391,437
     39,200   Grainger (W.W.) Inc. .................      3,038,000
    109,800   International Game Technology.........      1,852,875
     21,400   Reynolds Metals Company...............      1,115,475
    155,300   Teledyne Inc. ........................      5,610,213
     82,400   Tyco International Ltd. ..............      3,357,800
    138,400   Union Carbide Corporation.............      5,501,400
    108,600   USG Corporation+......................      3,027,225
     94,600   Wellman Inc. .........................      2,211,275
    140,700   WMX Technologies, Inc. ...............      4,607,925
                                                       ------------
                                                         37,084,799
                                                       ------------
     CONSUMER DISCRETIONARY -- 14.7%
     81,600   Bausch & Lomb Inc. ...................      3,468,000
     71,500   Circuit City Stores Inc. .............      2,582,937
     38,700   Colgate-Palmolive Company.............      3,279,825
     94,500   Fruit of the Loom, Inc., Class A+.....      2,409,750
     97,100   General Instrument Corporation+.......      2,803,763
     40,600   International Flavors & Fragrances
                Inc. ...............................      1,933,575
    104,200   Limited Inc. .........................      2,240,300
     50,900   Melville Corporation..................      2,061,450
     48,200   Procter & Gamble Company..............      4,368,125
     92,800   Time Warner, Inc. ....................      3,642,400
    129,500   Toys R Us Inc.+.......................      3,690,750
     46,900   Turner Broadcasting Systems, Inc.,
                Class B.............................      1,289,750
     27,100   Viacom Inc., Class B+.................      1,053,513
                                                       ------------
                                                         34,824,138
                                                       ------------
     FINANCIAL SERVICES -- 12.5%
     27,300   Aetna Life & Casualty Company.........      1,951,950
     64,000   AMBAC Inc. ...........................      3,336,000
     28,200   BankAmerica Corporation...............      2,136,150
     37,700   Dean Witter, Discover & Company.......      2,158,325
     20,200   First Hawaiian Inc. ..................        575,700
     34,000   First Union Corporation...............      2,069,750
     50,400   Firstar Corporation...................      2,324,700
     77,300   Fleet Financial Group Inc. (New)......      3,362,550
     55,600   NationsBank Corporation...............      4,593,950
     34,700   Pinnacle West Capital Corporation.....      1,054,013
     94,000   Providian Corporation.................      4,030,250
     48,300   Standard Federal Bancorporation.......      1,859,550
                                                       ------------
                                                         29,452,888
                                                       ------------
     ENERGY -- 8.9%
     42,000   Anadarko Petroleum Corporation........      2,436,000
     41,789   Cooper Cameron Corporation+...........      1,828,269
     69,200   Diamond Shamrock Inc. ................      1,998,150
     40,200   Exxon Corporation.....................      3,492,375

                                                          VALUE
  SHARES                                                 (NOTE 2)
-----------                                            ------------
     63,500   Repsol SA, ADR........................   $  2,206,625
     23,200   Royal Dutch Petroleum Company, ADR....      3,567,000
    106,000   Sun Company Inc. .....................      3,219,750
     26,800   Texaco Inc. ..........................      2,247,850
                                                       ------------
                                                         20,996,019
                                                       ------------
     CONSUMER STAPLES -- 8.8%
     14,600   CPC International Inc. ...............      1,051,200
     17,100   Kellogg Company.......................      1,252,575
     28,100   Nabisco Holdings Corporation, Class
                A...................................        994,038
     85,000   PepsiCo Inc. .........................      3,006,875
     60,500   Philip Morris Companies Inc...........      6,292,000
     55,200   Ralston Purina Company................      3,539,700
    184,200   Wal-Mart Stores Inc. .................      4,674,075
                                                       ------------
                                                         20,810,463
                                                       ------------
     TELECOMMUNICATIONS -- 8.1%
     70,700   AT&T Corporation......................      4,383,400
     54,500   GTE Corporation.......................      2,438,875
     32,500   Harris Corporation....................      1,982,500
     60,800   MCI Communications Corporation........      1,558,000
     24,400   Motorola, Inc. .......................      1,534,150
    269,600   Tele-Communications Inc., TCI Group,
                Class A+............................      4,886,500
     77,100   U.S. West Inc. .......................      2,457,563
                                                       ------------
                                                         19,240,988
                                                       ------------
     HEALTH CARE -- 7.9%
    112,400   ALZA Corporation+.....................      3,076,950
     77,100   Columbia/HCA Healthcare Corporation...      4,115,213
     69,600   Forest Labs Inc.+.....................      2,688,300
     41,791   Gensia, Inc.+.........................        211,567
    159,100   Humana Inc.+..........................      2,843,913
     31,600   Pfizer, Inc. .........................      2,255,450
     65,000   Warner Lambert Company................      3,575,000
                                                       ------------
                                                         18,766,393
                                                       ------------
     AUTOS & TRANSPORTATION -- 7.6%
     42,800   Boeing Company........................      3,728,950
     85,900   Consolidated Freightways Inc. ........      1,814,637
    127,100   Cooper Tire & Rubber Company..........      2,827,975
     62,500   General Motors Corporation............      3,273,438
     14,300   Johnson Controls Inc. ................        993,850
     76,000   Union Pacific Corporation.............      5,310,500
                                                       ------------
                                                         17,949,350
                                                       ------------
     TECHNOLOGY -- 5.3%
     26,300   Adobe Systems Inc. ...................        943,512
     52,500   Advanced Micro Devices Inc.+..........        715,312
     26,600   Autodesk Inc. ........................        794,675
     23,300   Broderbund Software Corporation+......        751,425
    119,000   EMC Corporation+......................      2,216,375
     23,300   Hewlett-Packard Company...............      2,321,262
     46,600   MagneTek Inc.+........................        448,525

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (CONTINUED)

                             GROWTH AND INCOME FUND

                                 JUNE 30, 1996

                                                          VALUE
  SHARES                                                 (NOTE 2)
-----------                                            ------------
COMMON STOCKS -- (CONTINUED)
    TECHNOLOGY -- (CONTINUED)
     43,200   Perkin Elmer Corporation..............   $  2,084,400
     96,200   Quantum Corporation+..................      1,406,925
     47,800   Soft Key International Inc.+..........        905,212
                                                       ------------
                                                         12,587,623
                                                       ------------
    PRODUCER DURABLES -- 4.8%
     60,400   AlliedSignal Inc. ....................      3,450,350
    139,200   Coltec Industries, Inc.+..............      1,983,600
     90,600   Cooper Industries, Inc. ..............      3,759,900
     13,100   General Electric Company..............      1,133,150
     53,000   Rohr Inc.+............................      1,106,375
                                                       ------------
                                                         11,433,375
                                                       ------------
    UTILITIES -- 2.5%
     32,400   Entergy Corporation...................        919,350
     27,100   Illinova Corporation..................        779,125
     97,100   Pacific Gas & Electric Company........      2,257,575
      4,300   Southern Company......................        105,887
     59,000   Western Resources Inc. ...............      1,762,625
                                                       ------------
                                                          5,824,562
                                                       ------------
              Total Common Stocks (Cost
                $209,366,738).......................    228,970,598
                                                       ------------

                                                          VALUE
  SHARES                                                 (NOTE 2)
-----------                                            ------------

CONVERTIBLE PREFERRED STOCKS -- 1.5%
     27,000   K-Mart Financing, Conv. Pfd...........   $  1,464,750
     36,500   Owens-Corning, Conv. Pfd.+++..........      2,057,688
                                                       ------------
              Total Convertible Preferred Stocks
                (Cost $3,232,370)...................      3,522,438
                                                       ------------
 PRINCIPAL
  AMOUNT
-----------
CONVERTIBLE NOTE -- 0.3% (Cost $446,250)
  $ 375,000   Rohr Inc., Conv. Sub. Note,
                7.750% due 05/15/2004...............        765,937
                                                       ------------
U.S. GOVERNMENT AGENCY DISCOUNT NOTE -- 1.5%
  (Cost $3,545,000)
  3,545,000   5.200% due 07/01/1996++...............      3,545,000
                                                       ------------
U.S. TREASURY BILL -- 1.2% (Cost $2,834,455)
  2,867,000   5.100% due 09/19/1996++...............      2,834,455
                                                       ------------
TOTAL INVESTMENTS (COST $219,424,813*).....   101.3%    239,638,428
OTHER ASSETS AND LIABILITIES (NET).........    (1.3)     (3,149,713)
                                              -----    ------------
NET ASSETS.................................   100.0%   $236,488,715
                                              =====    ============

---------------------

  * Aggregate cost for federal tax purposes is $219,699,438 (Note 6).
  + Non-income producing security.
 ++ Rate represents annualized yield at date of purchase (unaudited).
+++ Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                  GLOSSARY OF TERMS
      ADR         -- American Depositary Receipt

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS

                                  GROWTH FUND

                                 JUNE 30, 1996

                                                          VALUE
  SHARES                                                 (NOTE 2)
-----------                                            ------------
COMMON STOCKS -- 80.6%
    TECHNOLOGY -- 23.9%
      1,900    ABR Information Services, Inc.+......   $     95,475
      9,525    ADTRAN, Inc.+........................        675,084
     27,850    American Management Systems, Inc.+...        814,612
    259,537    Analog Devices Inc.+.................      6,618,194
     24,300    Aspen Technology Inc.+...............      1,336,500
     38,475    BMC Software Inc.+...................      2,298,881
    138,700    Cisco Systems, Inc.+.................      7,853,888
      1,675    Citrix Systems Inc.+.................         63,650
     18,150    Computer Associates International,
                 Inc. ..............................      1,256,887
     65,050    Dell Computer Corporation+...........      3,309,419
      6,100    FORE Systems Inc.+...................        220,363
     22,350    Gateway 2000 Inc.+...................        759,900
     24,675    Glenayre Technologies Inc.+..........      1,233,750
     34,425    Indus Group Inc.+....................        697,106
     70,425    Informix Corporation+................      1,584,563
     80,600    JDA Software Group Inc.+.............      1,662,375
     40,375    Lernout & Hauspie Speech Products
                 N.V.+..............................        908,438
     48,775    Linear Technology Corporation........      1,463,250
     56,575    Macromedia Inc.+.....................      1,237,578
    242,225    Macronix International Company, Ltd.,
                 ADR+...............................      3,936,156
     18,650    Netscape Communications
                 Corporation+.......................      1,160,962
     17,850    PairGain Technologies Inc.+..........      1,106,700
     41,975    PC Docs Group International Inc.+....        834,253
     26,850    Peoplesoft Inc.+.....................      1,913,063
     77,475    Pittway Corporation, Class A.........      3,602,588
     47,300    Sterling Commerce, Inc.+.............      1,756,013
     10,150    Sterling Software Inc.+..............        781,550
      8,650    Technology Solutions Company+........        299,506
     35,350    U.S. Satellite Broadcasting Company,
                 Class A+...........................      1,334,462
     10,650    UUNET Technologies Inc.+.............        705,562
     12,775    VeriFone Inc.+.......................        539,744
     65,800    Westell Technologies, Inc.+..........      2,582,650
     37,550    Wonderware Corporation+..............        708,756
     35,925    Xeikon N.V., ADR+....................        408,647
     89,950    Xylan Corporation+...................      4,182,675
                                                       ------------
                                                         59,943,200
                                                       ------------
    HEALTH CARE -- 13.0%
     21,975    Amgen Inc.+..........................      1,186,650
      3,475    Arrow International..................         93,825
     30,500    ARV Assisted Living, Inc.+...........        472,750
    315,850    Centocor, Inc.+......................      9,436,019
     17,850    Coherent, Inc.+......................        928,200
     30,150    CompDent Corporation+................      1,401,975
    162,575    Eli Lilly & Company..................     10,567,375
     21,825    Genzyme Corporation+.................      1,096,706
     22,475    Glaxo Wellcome Plc, ADR..............        601,206
     21,750    Glaxo Wellcome Plc, Ord. ............        292,939

                                                          VALUE
  SHARES                                                 (NOTE 2)
-----------                                            ------------
     59,150    ICU Medical Inc.+....................   $    813,313
     25,700    Omnicare Inc.........................        681,050
     10,925    Oxford Health Plans Inc.+............        449,291
     23,650    Respironics Inc.+....................        437,525
     49,050    SmithKline Beecham, ADR..............      2,667,094
     13,250    Sofamor/Danek Group Inc.+............        367,688
     27,425    Target Therapeutics Inc.+............      1,124,425
                                                       ------------
                                                         32,618,031
                                                       ------------
    FINANCIAL SERVICES -- 12.3%
     66,525    Alco Standard Corporation............      3,010,256
     54,375    Associates 1st Capital Corporation,
                 Class A+...........................      2,045,859
     21,868    Banca Popolare Di Bergamo............        333,356
     15,450    Bank of New York Company, Inc. ......        791,812
     75,325    First Data Corporation...............      5,997,753
    104,013    Grupo Financiero Inbursa, Series B...        430,588
     31,225    Keane Inc.+..........................      1,151,422
     19,275    SunAmerica Inc. .....................      1,089,037
     84,800    UNUM Corporation.....................      5,278,800
     45,166    Wells Fargo & Company................     10,789,028
                                                       ------------
                                                         30,917,911
                                                       ------------
    CONSUMER DISCRETIONARY -- 11.0%
     39,800    Anchor Gaming+.......................      2,397,950
     39,600    APAC Teleservices, Inc.+.............      1,425,600
     13,850    Business Objects SA, ADR+............        557,462
     10,925    Coleman Company+.....................        462,947
      8,800    Extended Stay America, Inc.+.........        277,200
     53,900    FelCor Suite Hotels Inc. ............      1,643,950
     27,350    Fila Holding SpA, ADR................      2,358,937
     10,000    Grupo Casa Autrey SA, ADR............        215,000
     68,200    Gucci Group+.........................      4,398,900
     20,150    ITT Corporation (New)+...............      1,334,938
    136,623    Kinnevik Investment, Series B........      4,147,594
     17,775    La Quinta Inns, Inc. ................        595,463
      1,200    Nike Inc., Class B...................        123,300
      6,075    Papa John's International Inc.+......        296,156
     75,150    Renters Choice Inc.+.................      1,916,325
     22,050    Shiva Corporation+...................      1,764,000
     91,225    Singer Company.......................      1,847,306
     69,900    Thrifty PayLess Holdings, Inc., Class
                 B+.................................      1,205,775
     12,525    Tommy Hilfiger Corporation+..........        671,653
                                                       ------------
                                                         27,640,456
                                                       ------------
    TELECOMMUNICATIONS -- 9.9%
     26,045    Arch Communications Group Inc.+......        485,088
     16,500    Ascend Communications Inc.+..........        928,125
     46,825    Cincinnati Bell, Inc. ...............      2,440,753
     28,375    CommNet Cellular Inc.+...............        851,250
     76,200    Heartland Wireless Communications
                 Inc.+..............................      1,809,750
     53,275    Itron Inc.+..........................      1,511,678
    112,775    Korea Mobile Telecommunications,
                 ADR+...............................      1,931,272

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  GROWTH FUND

                                 JUNE 30, 1996

                                                          VALUE
  SHARES                                                 (NOTE 2)
-----------                                            ------------
COMMON STOCKS -- (CONTINUED)
    TELECOMMUNICATIONS -- (CONTINUED)
     27,875    MFS Communication Company, Inc.+.....   $  1,048,797
     52,650    Millicom International Cellular
                 SA+................................      2,507,456
    146,704    NetCom Systems AB, Class B+..........      1,661,803
    182,875    Paging Network Inc.+.................      4,389,000
     68,025    Palmer Wireless Inc., Class A+.......      1,360,500
     28,275    PictureTel Corporation+..............      1,113,328
     13,525    Premisys Communications, Inc.+.......        825,025
     33,250    Stratacom Inc.+......................      1,870,313
                                                       ------------
                                                         24,734,138
                                                       ------------
    OTHER -- 3.7%
    132,625    HFS, Inc.+...........................      9,283,750
                                                       ------------
    MATERIALS & PROCESSING -- 3.2%
     69,425    Arcadian Corporation.................      1,371,144
     51,775    Danka Business Systems, ADR..........      1,514,419
    117,425    International Game Technology........      1,981,547
     18,349    Potash Corporation of Saskatchewan...      1,215,621
     44,725    Praxair, Inc. .......................      1,889,631
                                                       ------------
                                                          7,972,362
                                                       ------------
    PRODUCER DURABLES -- 2.0%
     21,325    General Motors, Class H..............      1,282,166
     40,546    Metra AB, Series B, Ord..............      1,819,148
    304,036    Rentokil Group Plc...................      1,932,845
                                                       ------------
                                                          5,034,159
                                                       ------------
    AUTOS & TRANSPORTATION -- 0.9%
      8,200    Amway Asia Pacific Ltd. .............        248,050
     28,050    Trans World Airlines Inc.+...........        399,712
     50,775    Wisconsin Central Transportation
                 Corporation+.......................      1,650,188
                                                       ------------
                                                          2,297,950
                                                       ------------
    ENERGY -- 0.4%
     18,700    Triton Energy Ltd.+..................        909,288
                                                       ------------
    CONSUMER STAPLES -- 0.3%
     12,539    Cultor OY, Series 1..................        616,672
                                                       ------------
               Total Common Stocks
                 (Cost $175,236,075)................    201,967,917
                                                       ------------
PREFERRED STOCK -- FOREIGN -- 3.2%
  (Cost $6,245,054)
     54,527    SAP, AG, Non-Voting, Pfd. ...........      8,093,081
                                                       ------------
 PRINCIPAL                                                 VALUE
  AMOUNT                                                  (NOTE 2)
 ---------                                                --------
COMMERCIAL PAPER -- 8.5%
$ 9,300,000    Ford Motor Credit Company,
                 5.490% due 07/01/1996..............   $  9,300,000
 12,000,000    General Electric Capital Corporation,
                 5.370% due 07/02/1996..............     11,998,210
                                                       ------------
               Total Commercial Paper
                 (Cost $21,298,210).................     21,298,210
                                                       ------------
U.S. GOVERNMENT AGENCY DISCOUNT NOTES -- 6.0%
  5,000,000    Federal Home Loan Mortgage
                 Corporation (FHLMC),
               5.480% due 07/01/1996++..............      5,000,000
 10,000,000    Federal National Mortgage Association
                 (FNMA),
               5.270% due 07/29/1996++..............      9,959,011
                                                       ------------
               Total U.S. Government Agency
                 Discount Notes
                 (Cost $14,959,011).................     14,959,011
                                                       ------------
U.S. TREASURY BILL -- 0.8% (Cost $1,973,262)
  2,000,000    5.120% due 10/03/1996++**............      1,973,262
                                                       ------------
TOTAL INVESTMENTS (COST $219,711,612*).....    99.1%    248,291,481
OTHER ASSETS AND LIABILITIES (NET).........     0.9       2,147,556
                                              -----    ------------
NET ASSETS.................................   100.0%   $250,439,037
                                              =====    ============

---------------------

 * Aggregate cost for federal tax purposes is $220,097,724 (Note 6). ** Security is pledged as collateral for futures contracts.
 + Non-income producing security.
++ Rate represents annualized yield at date of purchase (unaudited).

    NUMBER OF                                             UNREALIZED
    CONTRACTS                                           (DEPRECIATION)
   -----------                                          --------------
   FUTURES CONTRACTS -- SHORT POSITION
                 S&P 500 Index Futures, September
           111   1996................................     $ (454,259)
                                                        =============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (CONTINUED)

                                  GROWTH FUND

                                 JUNE 30, 1996

SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
  U.S. FORWARD FOREIGN CURRENCY CONTRACTS TO BUY

                               CONTRACTS TO RECEIVE                       UNREALIZED
               --------------------------------------                    APPRECIATION/
EXPIRATION                                VALUE IN      IN EXCHANGE     (DEPRECIATION)
   DATE            LOCAL CURRENCY          U.S. $       FOR U.S. $       OF CONTRACTS
----------     ----------------------     ---------     -----------     ---------------
07/25/1996     FIM          2,211,000       477,569        480,768         $  (3,199)
07/25/1996     SEK         13,000,000     1,962,758      1,907,697            55,061
07/25/1996     SEK          3,500,000       528,435        514,139            14,296
08/09/1996     ITL      1,375,000,000       894,005        873,547            20,458
08/12/1996     FIM          2,500,000       540,530        555,914           (15,384)
09/12/1996     CHF          3,300,000     2,656,817      2,711,617           (54,800)
09/12/1996     JPY         69,500,000       642,286        674,560           (32,274)
10/01/1996     CHF            750,000       604,759        612,565            (7,806)
10/01/1996     JPY         60,000,000       555,923        583,788           (27,865)
10/22/1996     SEK         11,005,000     1,661,378      1,613,163            48,215
10/22/1996     JPY         35,000,000       325,291        341,463           (16,172)
11/15/1996     ITL      2,000,000,000     1,291,473      1,276,039            15,434
                                                                            --------
                                                                           $  (4,036)
                                                                            --------

  U.S. FORWARD FOREIGN CURRENCY CONTRACTS TO SELL

                              CONTRACTS TO DELIVER                        UNREALIZED
               --------------------------------------                    APPRECIATION/
EXPIRATION                                VALUE IN      IN EXCHANGE     (DEPRECIATION)
   DATE            LOCAL CURRENCY          U.S. $       FOR U.S. $       OF CONTRACTS
----------     ----------------------     ---------     -----------     ---------------
07/02/1996     FIM            110,531        23,843         23,931         $      88
07/02/1996     SEK            264,338        39,923         39,932                 9
07/03/1996     FIM             48,322        10,424         10,426                 2
07/03/1996     SEK            231,359        34,942         34,869               (73)
07/15/1996     DEM            500,000       329,132        351,642            22,510
07/25/1996     FIM          2,211,000       477,570        489,652            12,082
07/25/1996     SEK          3,500,000       528,435        502,513           (25,922)
07/25/1996     SEK         13,000,000     1,962,758      1,873,064           (89,694)
08/08/1996     DEM          1,918,000     1,264,408      1,311,812            47,404
08/09/1996     ITL      1,700,000,000     1,105,316      1,057,148           (48,168)
08/12/1996     DEM          1,270,000       837,440        867,072            29,632
08/12/1996     FIM          4,960,000     1,072,412      1,077,394             4,982
09/12/1996     CHF          3,300,000     2,656,817      2,806,480           149,663
09/12/1996     ITL        175,000,000       113,490        109,949            (3,541)
09/12/1996     JPY         69,500,000       642,286        674,888            32,602
09/13/1996     DEM          2,150,000     1,420,538      1,420,868               330
10/01/1996     CHF            750,000       604,759        641,849            37,090
10/01/1996     GBP          1,070,000     1,662,337      1,627,577           (34,760)
10/01/1996     JPY         60,000,000       555,923        578,732            22,809
10/22/1996     FIM            750,000       162,780        158,295            (4,485)
10/22/1996     GBP            100,000       155,357        150,805            (4,552)
10/22/1996     JPY         35,000,000       325,291        335,892            10,601
10/22/1996     SEK         18,000,000     2,717,385      2,678,811           (38,574)
11/12/1996     FIM          3,921,000       852,011        822,875           (29,136)
11/15/1996     ITL      2,300,000,000     1,485,194      1,463,272           (21,922)
11/25/1996     SEK         22,500,000     3,397,295      3,324,837           (72,458)
12/04/1996     DEM          1,222,000       811,626        808,254            (3,372)
12/04/1996     GBP            400,000       621,481        616,012            (5,469)
                                                                        ------------
                                                                           $ (12,322)
                                                                        ------------
               Net Unrealized Depreciation of Forward
               Foreign Currency Contracts..........................        $ (16,358)
                                                                        ============

                  GLOSSARY OF TERMS

      ADR         -- American Depositary Receipt
      CHF         -- Swiss Franc
      DEM         -- German Deutsche Mark
      FIM         -- Finnish Markka
      GBP         -- Great Britain Pound Sterling
      ITL         -- Italian Lira
      JPY         -- Japanese Yen
      SEK         -- Swedish Krona

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS

                              EMERGING GROWTH FUND

                                 JUNE 30, 1996

                                                          VALUE
  SHARES                                                 (NOTE 2)
-----------                                            ------------
COMMON STOCKS -- 95.1%
  CONSUMER DISCRETIONARY -- 24.3%
    101,100   Barnett Inc.+.........................   $  2,906,625
    242,550   Family Golf Centers Inc.+.............      6,094,069
     16,625   Fastenal Company......................        723,187
     14,565   Fotolabo SA...........................      6,047,388
      9,350   Grand Optical-Photoservices...........      1,205,044
    159,177   Grosvenor Inns Plc....................        653,180
     85,925   Heritage Media Corporation, Class
                A+..................................      3,426,259
  1,184,798   J.D. Wetherspoon Plc Ord..............     18,507,980
     58,475   MSC Industrial Direct Company, Class
                A+..................................      1,885,819
    266,400   Papa John's International Inc.+.......     12,987,000
    600,000   Petco Animal Supplies Inc.+...........     17,250,000
    585,324   PizzaExpress Plc......................      3,348,057
    156,225   Premier Parks Inc.+...................      3,358,837
    234,849   Renters Choice Inc.+..................      5,988,649
     56,800   Sunglass Hut International, Inc.+.....      1,384,500
     37,425   Wilmar Industries, Inc.+..............        973,050
                                                        -----------
                                                         86,739,644
                                                        -----------
  TELECOMMUNICATIONS -- 16.7%
     95,400   Arch Communications Group, Inc.+......      1,776,825
    350,000   CommNet Cellular Inc.+................     10,500,000
    129,825   Millicom International Cellular SA+...      6,182,916
    291,525   Omnipoint Corporation+................      7,597,870
    918,375   Paging Network Inc.+..................     22,041,000
     90,800   Palmer Wireless, Inc., Class A+.......      1,816,000
    248,781   Pricellular Corporation, Class A+.....      3,016,470
    228,500   360(++) Communications Company+.......      5,484,000
     45,525   Western Wireless Corporation, Class
                A+..................................        973,097
                                                        -----------
                                                         59,388,178
                                                        -----------
  HEALTH CARE -- 12.3%
    360,650   ARV Assisted Living Inc.+.............      5,590,075
    391,425   DepoTech Corporation+.................      9,883,481
    252,025   Exogen Inc.+..........................      2,142,213
     85,525   Gulf South Medical Supply Inc.+.......      3,335,475
     52,775   ICU Medical Inc.+.....................        725,656
    320,175   Matrix Pharmaceutical, Inc.+..........      5,763,150
     66,450   Medaphis Corporation+.................      2,641,387
     39,950   Omnicare Inc..........................      1,058,675
     72,000   QLT Phototherapeutics Inc.+...........      1,332,000
    106,725   Respironics Inc.+.....................      1,974,413
     52,675   Steris Corporation+...................      1,685,600
    402,750   TheraTech Inc.+.......................      7,752,937
                                                        -----------
                                                         43,885,062
                                                        -----------
  FINANCIAL SERVICES -- 9.9%
     51,850   First Commonwealth Inc.+..............      1,445,319
    772,000   Insignia Financial Group Inc., Class
                A+..................................     20,940,500
    195,775   Profit Recovery Group International,
                Inc.+...............................      3,964,444

                                                          VALUE
  SHARES                                                 (NOTE 2)
-----------                                            ------------
     99,100   Protective Life Corporation...........   $  3,480,888
    525,500   PT Lippo Life Insurance...............        677,336
     49,400   United Insurance Companies Ltd.+......      1,123,850
    500,000   World Acceptance Corporation+.........      3,625,000
                                                        -----------
                                                         35,257,337
                                                        -----------
  PRODUCER DURABLES -- 7.2%
    338,225   APS Holding Corporation, Class A+.....      7,440,950
    133,125   Culligan Water Technologies, Inc.+....      5,058,750
  1,803,621   Rentokil Group Plc....................     11,466,140
     88,675   York Group Inc. ......................      1,529,644
                                                        -----------
                                                         25,495,484
                                                        -----------
  MATERIALS & PROCESSING -- 7.1%
    100,000   Hughes Supply Inc. ...................      3,475,000
    203,630   Minerals Technologies Inc. ...........      6,974,328
    102,650   Philip Environmental, Inc.+...........        808,369
    144,500   Sealed Air Corporation+...............      4,858,812
    480,375   Trigen Energy Corporation.............      9,067,078
                                                        -----------
                                                         25,183,587
                                                        -----------
  AUTOS & TRANSPORTATION -- 6.5%
    105,675   AutoZone Inc.+........................      3,672,206
    125,325   O'Reilly Automotive Inc.+.............      4,543,031
    459,900   Wisconsin Central Transportation
                Corporation+........................     14,946,750
                                                        -----------
                                                         23,161,987
                                                        -----------
  TECHNOLOGY -- 4.7%
    166,050   American Business Information,
                Inc.+...............................      3,030,412
    100,000   Bell & Howell Holdings Company+.......      3,262,500
     85,150   Black Box Corporation+................      2,022,313
     78,900   CIBER Inc.+...........................      1,735,800
     50,975   Lernout & Hauspie Speech Products
                N.V.+...............................      1,146,938
     88,700   SAES Getters SpA, Sponsored ADR+......      1,785,087
    110,275   Technology Solutions Company+.........      3,818,272
                                                        -----------
                                                         16,801,322
                                                        -----------
  OTHER -- 4.6%
    137,425   Global DirectMail Corporation+........      5,428,288
    158,975   HFS, Inc.+............................     11,128,250
                                                        -----------
                                                         16,556,538
                                                        -----------
  CONSUMER STAPLES -- 1.8%
    250,000   JP Foodservice Inc.+..................      6,250,000
                                                        -----------
              Total Common Stocks
                (Cost $263,774,988).................    338,719,139
                                                        -----------
  WARRANT -- 1.2% (Cost $2,716,035)
    149,770   Littelfuse Inc., Series A,
                expires 12/27/2001+.................      4,362,051
                                                        -----------
 PRINCIPAL
  AMOUNT
-----------
COMMERCIAL PAPER -- 3.5% (Cost $12,500,000)
$12,500,000   Ford Motor Credit Company,
                5.490% due 07/01/1996...............     12,500,000
                                                        -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (CONTINUED)

                              EMERGING GROWTH FUND

                                 JUNE 30, 1996

 PRINCIPAL                                                VALUE
  AMOUNT                                                 (NOTE 2)
-----------                                            ------------
U.S. GOVERNMENT AGENCY DISCOUNT NOTE -- 1.4%
  (Cost $5,000,000)
 $5,000,000   Federal Home Loan Mortgage Corporation
                (FHLMC),
                5.480% due 07/01/1996++.............   $  5,000,000
                                                        -----------
TOTAL INVESTMENTS (COST $283,991,023*).....   101.2%    360,581,190
OTHER ASSETS AND LIABILITIES (NET).........   (1.2)      (4,269,275)
                                              -----    ------------
NET ASSETS.................................   100.0%   $356,311,915
                                              =====    ============

---------------------

  * Aggregate cost for federal tax purposes is $284,070,872 (Note 6). + Non-income producing security.
 ++ Rate represents annualized yield at date of purchase (unaudited).

SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
    U.S. FORWARD FOREIGN CURRENCY CONTRACTS TO SELL

                           CONTRACTS TO DELIVER
               ---------------------------------------------        UNREALIZED
EXPIRATION                          VALUE IN     IN EXCHANGE      (DEPRECIATION)
   DATE         LOCAL CURRENCY       U.S. $      FOR U.S. $        OF CONTRACTS
-----------    ----------------    ----------    -----------     ----------------
 07/15/1996     GBP   1,337,000     2,077,810     2,031,421         $  (46,389)
 10/01/1996     GBP   3,500,000     5,437,552     5,323,850           (113,702)
 11/25/1996     GBP   3,500,000     5,437,788     5,281,850           (155,938)
 12/04/1996     GBP     515,000       800,157       793,615             (6,542)
                                                                 -------------
               Net Unrealized Depreciation of Forward
               Foreign Currency Contracts...................        $ (322,571)
                                                                 =============



 GLOSSARY OF TERMS
      ADR         -- American Depositary Receipt
      GBP         -- Great Britain Pound Sterling

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS

                           INTERNATIONAL GROWTH FUND

                                 JUNE 30, 1996

                                                          VALUE
  SHARES                                                 (NOTE 2)
-----------                                            ------------
COMMON STOCKS -- 89.3%
  JAPAN - 30.1%
     31,000   Advantest Corporation.................   $  1,232,633
    115,000   Anritsu Corporation...................      1,597,806
     12,000   Bank of Tokyo-Mitsubishi Ltd.+........        279,707
     75,000   Canon Inc. ...........................      1,563,071
     60,000   Cosmo Oil.............................        371,846
        243   DDI Corporation.......................      2,123,473
     92,000   Denki Kogyo Company Ltd. .............        950,274
     14,000   Diamond Lease Company.................        190,676
        160   East Japan Railway Company............        840,951
         50   Fuji Denki Reiki......................            640
    150,000   Fujikura Ltd. ........................      1,244,973
     86,000   Hankyu Realty.........................        919,744
    130,000   Hitachi Ltd. .........................      1,212,066
     85,000   Honda Motor Company...................      2,206,581
    190,000   Japan Synthetic Rubber Company+.......      1,370,292
         50   Japan Tobacco Inc. ...................        383,912
     64,000   JUSCO Company.........................      2,100,183
    295,000   Kawasaki Heavy Industries.............      1,496,572
    160,000   Komatsu Forklift Company, Ltd. .......      1,162,706
     60,000   Matsushita Electric Industrial
                Company.............................      1,118,830
    117,000   Mitsubishi Estate Company.............      1,614,899
    162,000   Mitsubishi Heavy Industrials Ltd. ....      1,411,207
     45,000   NEC Corporation.......................        489,488
     30,000   Nippon Road Company Ltd. .............        258,867
      5,000   Nitta Corporation.....................         93,693
    560,000   NKK Corporation+......................      1,699,452
     50,000   Nomura Securities Company Ltd. .......        978,062
     29,000   Noritsu Koki Company Ltd. ............      1,468,556
         40   NTT Data Communication Systems
                Corporation.........................      1,199,269
     36,000   Orix Corporation......................      1,336,015
        700   Parco Company.........................          7,806
    115,000   Pioneer Electric Corporation..........      2,743,601
     18,000   Rohm Company..........................      1,191,225
     82,000   Sharp Corporation.....................      1,439,122
     33,000   Sony Corporation......................      2,174,863
    350,000   Sumitomo Metal Industries.............      1,074,954
     55,000   Sumitomo Realty & Development.........        435,877
     50,000   Takashimaya Company Ltd. .............        776,965
     30,000   TDK Corporation.......................      1,793,419
         50   Tohoku Electric & Power Company.......          1,120
     50,000   Tokio Marine & Fire Insurance
                Company.............................        667,276
    225,000   Toray Industries Inc. ................      1,554,845
     50,000   Toyo Trust and Banking Company........        516,453
     30,000   Toyota Motor Company..................        751,371
                                                         ----------
                                                         48,045,341
                                                         ----------

                                                          VALUE
  SHARES                                                 (NOTE 2)
-----------                                            ------------
  UNITED STATES -- 15.1%
     42,428   Asia Cement, GDS......................   $    859,175
     56,000   Banco de Edwards, ADR.................      1,176,000
    145,500   Buenos Aires Embotelladora SA, ADR....      1,927,875
     13,000   ECI Telecommunications Ltd., ADR......        302,250
     94,000   Enersis SA, ADR.......................      2,914,000
     63,000   Guangshen Railway Ltd., ADR+..........      1,204,875
     19,500   Hansol Paper Company, GDS+............        380,250
  1,184,000   Hong Kong Land Holdings...............      2,664,000
      7,800   Hub Power Company, GDR+...............        189,150
     25,400   Hyundai Motor Company Ltd., GDR+......        311,150
     42,000   Jardine Matheson Holdings.............        308,700
     25,700   Korea Electric Power Corporation,
                ADR.................................        623,225
     34,500   Macronix International
                Company Ltd., ADR+..................        560,625
     54,666   Mavesa SA, ADR........................        215,108
     35,000   Panamerican Beverages, Class A........      1,566,250
      2,200   Pick Szeged, GDS+.....................         90,200
     40,000   Portugal Telecommunications, ADR......      1,050,000
     43,000   Quantas Airways, ADR++................        728,275
    164,000   Reliance Industries Ltd., GDS.........      2,173,000
     11,300   Repsol SA, ADR........................        392,675
     20,980   Samsung Electronics Company Ltd.,
                GDS.................................        508,753
     70,000   Telefonica de Argentina, ADR..........      2,073,750
     85,000   YPF Sociedad Anonima, Sponsored ADR...      1,912,500
                                                         ----------
                                                         24,131,786
                                                         ----------
  FRANCE -- 6.6%
     19,000   Assurance Generale de France..........        514,866
     12,536   AXA Company...........................        686,230
     15,700   Compagnie Bancaire SA.................      1,770,132
     16,850   Credit Commercial de France...........        781,535
     71,580   La Gardere Groupe.....................      1,846,463
      4,120   L'Air Liquide.........................        728,013
      4,850   Promodes..............................      1,399,115
      5,454   Societe Generale Paris................        600,080
    152,800   Usinor Sacilor........................      2,205,453
                                                         ----------
                                                         10,531,887
                                                         ----------
  UNITED KINGDOM -- 5.9%
    220,000   British Airport Authority.............      1,600,358
    430,000   Cookson Group Plc.....................      1,894,830
    211,000   General Electric Company Plc Ord......      1,138,048
    520,000   Pace Micro Technology++...............      1,535,697
    350,000   Rolls Royce Plc.......................      1,218,610
     35,000   RTZ Corporation.......................        518,453
    419,100   Vodafone Group........................      1,560,170
                                                         ----------
                                                          9,466,166
                                                         ----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (CONTINUED)

                           INTERNATIONAL GROWTH FUND

                                 JUNE 30, 1996

                                                          VALUE
  SHARES                                                 (NOTE 2)
-----------                                            ------------
COMMON STOCKS -- (CONTINUED)
    NEW ZEALAND -- 4.7%
  1,700,500   Fletcher Challenge -- Building
                Division+...........................   $  3,334,341
  2,075,200   Fletcher Challenge -- Forest
                Division............................      2,584,206
  2,160,000   Wrightson Ltd. .......................      1,590,106
                                                         ----------
                                                          7,508,653
                                                         ----------
    GERMANY -- 3.8%
      2,120   Ava Allgemeine Handels Der Verbr AG...        655,246
      1,760   M.A.N. AG.............................        438,423
      1,183   Munchener Ruckversicherungs...........      2,442,784
      1,700   SGL Carbon AG.........................        198,994
      2,210   Thyssen AG............................        404,170
     36,450   Veba AG...............................      1,938,455
                                                         ----------
                                                          6,078,072
                                                         ----------
    AUSTRALIA -- 2.6%
    285,000   Boral Ltd.............................        739,092
     39,210   Broken Hill Proprietary Company
                Ltd.................................        541,388
     94,400   CSR...................................        333,087
     96,000   Lend Lease Corporation................      1,471,112
     52,800   National Australia Bank Ltd...........        487,542
     50,700   The News Corporation..................        287,265
     50,550   Western Mining Corporation
                Holdings, Ltd.......................        361,495
                                                         ----------
                                                          4,220,981
                                                         ----------
    SPAIN -- 2.5%
      5,100   Banco Popular de Espanol..............        909,996
    300,600   Iberdrola SA..........................      3,088,075
                                                         ----------
                                                          3,998,071
                                                         ----------
    HONG KONG -- 2.5%
     93,000   Cheung Kong Holdings..................        669,799
    102,000   Henderson China+......................        227,962
     39,000   Henderson Land Development Company....        292,220
    110,000   Hong Kong Electric Holdings...........        335,368
    283,600   Hong Kong Telecommunications..........        509,258
     38,400   HSBC Holdings Ord.....................        580,409
     57,000   Hutchison Whampoa Ltd.................        358,609
    434,000   Luoyang Glass Company Ltd.............        103,163
     71,000   New World Development Company.........        329,283
     34,000   Swire Pacific Ltd., Class A...........        290,992
     72,000   Television Broadcasts Ltd.............        270,206
                                                         ----------
                                                          3,967,269
                                                         ----------
    NORWAY -- 2.0%
    317,000   Den Norske Bank.......................        962,227
     18,000   Kvaerner Industrier, Class B..........        696,143
     30,000   Norsk Hydro A.S.......................      1,469,942
                                                         ----------
                                                          3,128,312
                                                         ----------

                                                          VALUE
  SHARES                                                 (NOTE 2)
-----------                                            ------------
    SINGAPORE -- 1.9%
    281,000   D.B.S. Land Ltd. .....................   $    963,884
     65,000   Development Bank of Singapore (F).....        810,773
     72,000   Singapore International Airlines Ltd.
                (F).................................        760,312
     28,000   Singapore Press Holdings (F)..........        549,681
                                                         ----------
                                                          3,084,650
                                                         ----------
    FINLAND -- 1.7%
     17,400   Metra AB, Class B.....................        780,673
    111,800   Valmet Corporation, Class A...........      1,893,076
                                                         ----------
                                                          2,673,749
                                                         ----------
    SWITZERLAND -- 1.5%
      1,920   Ciba Geigy AG.........................      2,342,400
                                                         ----------
    MALAYSIA -- 1.2%
    150,000   Commerce Asset Holdings Berhad........        914,011
    190,000   New Straits Time Press Berhad.........        990,178
                                                         ----------
                                                          1,904,189
                                                         ----------
    PHILLIPINES -- 1.1%
  1,434,750   Filinvest Land Inc. ..................        588,686
     63,000   Manila Electric Company, Class B......        661,259
     28,400   Philippine National Bank+.............        474,237
                                                         ----------
                                                          1,724,182
                                                         ----------
    PORTUGAL -- 1.0%
     64,000   Portugal Telecommunications SA+.......      1,673,280
                                                         ----------
    SWEDEN -- 0.9%
      4,790   ABB AB, B Shares......................        507,142
     11,000   Astra AB, Class B.....................        480,139
     22,000   Stadshypotek AB.......................        491,769
                                                         ----------
                                                          1,479,050
                                                         ----------
    POLAND -- 0.9%
     14,300   Bank Przemyslcowo-Handlowy SA+........      1,032,525
     75,500   Polifarb-Cieszyn SA+..................        383,826
                                                         ----------
                                                          1,416,351
                                                         ----------
    NETHERLANDS -- 0.8%
     18,000   ABN Amro Holdings NV..................        966,755
     23,000   Elsevier NV...........................        349,282
                                                         ----------
                                                          1,316,037
                                                         ----------
    THAILAND -- 0.8%
     21,000   Advanced Information Service
                Public (F)..........................        311,013
     38,200   Bangkok Bank Public Company
                Ltd. (F)............................        517,599
      6,700   Siam Cement Public Company
                Ltd. (F)............................        328,825
      5,800   Siam Commercial Bank (F)..............         84,071
                                                         ----------
                                                          1,241,508
                                                         ----------
    DENMARK -- 0.7%
     48,000   International Service Systems AS,
                Class B.............................      1,073,221
                                                         ----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (CONTINUED)

                           INTERNATIONAL GROWTH FUND

                                 JUNE 30, 1996

                                                          VALUE
  SHARES                                                 (NOTE 2)
-----------                                            ------------
COMMON STOCKS -- (CONTINUED)
    INDONESIA -- 0.6%
    200,000   P.T. Inco+............................   $    455,424
    171,500   Semen Gresik (F)......................        499,211
                                                         ----------
                                                            954,635
                                                         ----------
    BELGIUM -- 0.4%
      4,600   Fortis AG.............................        607,748
                                                         ----------
              Total Common Stocks
                (Cost $136,647,206).................    142,567,538
                                                         ----------
    PREFERRED STOCKS -- 0.7%
          1,900   Henkel, Pfd. .....................        820,899
          1,700   Jungheinrich AG, Pfd. ............        301,845
                                                       ------------
                  Total Preferred Stocks
                    (Cost $1,012,470)...............      1,122,744
                                                       ------------
    WARRANTS -- 0.2%
            120   Dowa Mining Company, expire
                    12/09/1997+.....................        140,250
        261,264   United Overseas Land, expire
                    06/09/1997+.....................        192,569
                                                       ------------
                  Total Warrants (Cost $410,349)....        332,819
                                                       ------------

   Principal
    Amount
---------------
CORPORATE BONDS -- 2.8%
     $   55,000   Bangkok Bank, Convertible,
                    3.250% due 03/03/2004...........         62,535
 JPY 80,000,000   BTM Cayman Finance,
                    4.250% due 03/31/2003...........      1,095,064
 JPY 46,000,000   Daido Hoxan Inc., Convertible,
                    1.600% due 03/29/2002...........        471,773
   CHF  790,000   Sandoz Capital Ltd., Convertible,
                    1.250% due 10/23/2002...........        883,220
    $ 1,135,000   Telekom Malaysia Berhad,
                    4.000% due 10/03/2004...........      1,191,750
 JPY 50,000,000   Toyota Motor Corporation,
                    1.200% due 01/28/1998...........        656,764
                                                       ------------
                  Total Corporate Bonds
                    (Cost $4,094,017)...............      4,361,106
                                                       ------------

  SHARES
-----------
INVESTMENT COMPANY SECURITY -- 2.0%
                                                  (Cost $3,019,191)
  3,270,000   General Pacific Securities Taiwan
                Index Fund..........................      3,139,200
                                                       ------------

 PRINCIPAL
  AMOUNT
-----------
REPURCHASE AGREEMENT -- 2.8%
                                                  (Cost $4,513,000)
 $4,513,000   Agreement with State Street Bank &
                Trust Company, 5.100% dated
                06/28/1996, to be repurchased at
                $4,514,918 on 07/01/1996,
                collateralized by $4,520,000 U.S.
                Treasury Note, 6.000% due 08/31/1997
                (Market Value -- $4,604,750)........      4,513,000
                                                       ------------

   PRINCIPAL                         EXPIRATION    STRIKE       VALUE
    AMOUNT                              DATE       PRICE       (NOTE 2)
---------------                      ----------    ------    ------------
CALL OPTION PURCHASED ON STOCK INDEX -- 0.0%#
                                                          (Cost $150,003)
 KRW 11,497,156  Kospi 200 Stock                   $0.126    $     45,897
                   Index...........  12/06/1996
                                                              -----------
TOTAL INVESTMENTS (COST $149,846,236*).........      97.8%    156,082,304
OTHER ASSETS AND LIABILITIES (NET).............       2.2       3,518,487
                                                              -----------
NET ASSETS.....................................     100.0%   $159,600,791
                                                              ===========

---------------------

 * Aggregate cost for federal tax purposes is $149,853,748 (Note 6).
 + Non-income producing security.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 # Amount represents less than 0.1% of net assets.

As of June 30, 1996, sector diversification was as follows (unaudited):

                                           % OF           VALUE
        SECTOR DIVERSIFICATION          NET ASSETS       (NOTE 2)
--------------------------------------  ----------     ------------
COMMON STOCKS:
Material & Processing.................      16.6%      $ 26,453,458
Financial Services....................      14.9         23,825,610
Producer Durables.....................       9.8         15,692,635
Telecommunications....................       9.6         15,377,733
Utilities.............................       7.5         12,004,286
Consumer Discretionary................       6.5         10,420,851
Consumer Staples......................       5.7          9,096,547
Technology............................       5.5          8,737,776
Autos & Transportation................       5.4          8,624,267
Energy................................       2.6          4,146,964
Health Care...........................       0.3            480,139
Other.................................       4.9          7,707,272
                                           -----       ------------
TOTAL COMMON STOCKS...................      89.3        142,567,538
OTHER INVESTMENTS.....................       8.5         13,514,766
                                           -----       ------------
TOTAL INVESTMENTS.....................      97.8        156,082,304
OTHER ASSETS AND LIABILITIES (Net)....       2.2          3,518,487
                                           -----       ------------
NET ASSETS............................     100.0%      $159,600,791
                                           =====       ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (CONTINUED)

                           INTERNATIONAL GROWTH FUND

                                 JUNE 30, 1996

SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
    U.S. FORWARD FOREIGN CURRENCY CONTRACTS TO BUY

                            CONTRACTS TO RECEIVE                  UNREALIZED
               ---------------------------------------          APPRECIATION/
  EXPIRATION                          VALUE IN    IN EXCHANGE   (DEPRECIATION)
     DATE        LOCAL CURRENCY        U.S. $     FOR U.S. $     OF CONTRACTS
  ----------   -------------------   ----------   -----------   --------------
  07/01/1996   JPY     154,516,983    1,412,404    1,418,889       $ (6,485)
  07/02/1996   NZD       1,567,746    1,078,498    1,070,300          8,198
  07/02/1996   JPY     396,181,935    3,621,407    3,621,407              0
                                                                   --------
                                                                   $  1,713
                                                                   --------

    U.S. FORWARD FOREIGN CURRENCY CONTRACTS TO SELL

                            CONTRACTS TO DELIVER                  UNREALIZED
                  ---------------------------------------       APPRECIATION/
  EXPIRATION                          VALUE IN    IN EXCHANGE   (DEPRECIATION)
     DATE        LOCAL CURRENCY        U.S. $     FOR U.S. $     OF CONTRACTS
  ----------   -------------------   ----------   -----------   --------------
  07/01/1996   GBP         311,824      484,682      479,898       $ (4,784)
  07/01/1996   MYR         444,439      178,164      177,911           (253)
  07/01/1996   FRF      10,590,560    2,058,718    2,053,230         (5,488)
  07/02/1996   MYR         393,176      157,610      157,579            (31)
  03/05/1997   JPY   3,960,839,231   37,511,382   38,117,572        606,190
  03/07/1997   FRF      43,731,583    8,605,158    8,613,666          8,508
                                                                -----------
                                                                   $604,142
                                                                -----------
               Net Unrealized Appreciation of Forward
                 Foreign Currency Contracts..................      $605,855
                                                                ===========

                  GLOSSARY OF TERMS
      ADR         -- American Depositary Receipt
      ADS         -- American Depositary Share
      CHF         -- Swiss Franc
      (F)         -- Foreign or Alien Shares
      FRF         -- French Franc
      GBP         -- Great Britain Pound Sterling
      GDS         -- Global Depositary Share
      JPY         -- Japanese Yen
      KRW         -- South Korean Won
      MYR         -- Malaysian Ringgit
      NZD         -- New Zealand Dollar

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS

                           TARGET MATURITY 2002 FUND

                                 JUNE 30, 1996

 PRINCIPAL                                                   VALUE
  AMOUNT                                                    (NOTE 2)
-----------                                                ----------
U.S. TREASURY OBLIGATION -- 98.6%
    U.S. TREASURY STRIP
 $4,655,000   Zero coupon due 11/15/2002...............    $3,079,516
                                                           ----------
TOTAL INVESTMENTS (COST $3,071,453*)...........    98.6%    3,079,516
OTHER ASSETS AND LIABILITIES (NET).............     1.4        45,186
                                                           ----------
NET ASSETS.....................................   100.0%   $3,124,702
                                                           ==========

---------------------

 * Aggregate cost for federal tax purposes.

                  GLOSSARY OF TERMS
      STRIP       -- Separate trading of registered interest and
                     principal of securities


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS

                               SIERRA TRUST FUNDS

1.  ORGANIZATION AND BUSINESS

Sierra Trust Funds (the "Company") was organized under the laws of the Commonwealth of Massachusetts on February 22, 1989 as a business entity commonly known as a "Massachusetts business trust." The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company offers sixteen managed investment funds (the "Funds"): the Global Money, U.S. Government Money and California Money Funds (the "Money Funds"); the Short Term High Quality Bond, Short Term Global Government, U.S. Government, Corporate Income, California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal and National Municipal Funds (the "Bond Funds"); the Growth and Income, Growth, Emerging Growth and International Growth Funds (the "Equity Funds"); and the Target Maturity 2002 Fund.

Each of the Funds, except the Target Maturity 2002 Fund, offers three classes of shares, Class A Shares, Class B Shares and Class S Shares. The Target Maturity 2002 Fund offers only Class A Shares. Class A Shares of non-Money Funds are subject to an initial sales charge at the time of purchase. Class A Shares of Money Funds are not subject to an initial sales charge; however, certain Class A Shares of non-Money Funds purchased without an initial sales charge and Class A Shares of Money Funds received in exchange for such shares may be subject to a contingent deferred sales charge ("CDSC") if redeemed within one year or two years of purchase, depending on the circumstances. Class B Shares and Class S Shares are not subject to an initial sales charge. Class B Shares of the Short Term High Quality Bond and Short Term Global Government Funds (the "Short Term Funds") that are redeemed within four years of purchase, and Class B Shares of the remaining Funds (the "Long Term Funds") that are redeemed within six years of purchase will be subject to a CDSC. Class B Shares of Money Funds are not available for purchase directly and may be purchased only by exchange for Class B Shares of non-Money Funds. Class S Shares are subject to a CDSC if redeemed within six years of purchase. Class S Shares are available only to investors who have Sierra Asset Management Program ("SAM") accounts or do not redeem their Class S Shares after they close their SAM accounts.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

PORTFOLIO VALUATION:

Money Funds: The investments of each Money Fund are valued on the basis of amortized cost so long as the Company's Board of Trustees (the "Board of Trustees") determines that this method constitutes fair value. Amortized cost involves valuing a portfolio instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Each Money Fund attempts to maintain a constant net asset value of $1.00 per share.

Bond Funds, Equity Funds and Target Maturity 2002 Fund: A security that is primarily traded on a United States ("U.S.") or foreign exchange (including securities traded through the NASDAQ National Market System) is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Portfolio securities that are primarily traded on foreign exchanges are generally valued at the most recent closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed the value, then the fair value of those securities will be determined in good faith through consideration of other factors by or under the direction of the Board of Trustees or its delegates. Over-the-counter securities that are not traded through the NASDAQ National Market System and securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market, are valued on the basis of the bid price at the close of business on each day. Investments in U.S. Government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. The current market value of an option is the last price on the principal exchange on which such option is traded or in the absence of a sale, is the mean between the last bid and offering price. Short-term investments that mature in 60 days or less are valued at amortized cost; such investments denominated in foreign currencies are stated at amortized cost as determined in the foreign currency, translated to U.S. dollars at the current day's exchange rate.

Corporate debt securities and debt securities of U.S. issuers (other than U.S. Government securities and short-term investments), including municipal securities, are valued by an independent pricing service which utilizes market quotations and transactions, quotations from dealers and various relationships among securities in determining value. If not valued by a pricing service, such

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               SIERRA TRUST FUNDS

securities are valued at prices obtained from independent brokers. Investments with prices that cannot be readily obtained, if any, are carried at fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees.

REPURCHASE AGREEMENTS:

Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund through its custodian takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. Each Fund's respective Sub-advisor, acting under the supervision of the Company's investment advisor, Sierra Investment Advisors Corporation ("Sierra Advisors"), and the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

REVERSE REPURCHASE AGREEMENTS:

The Short Term High Quality Bond, Short Term Global Government, U.S. Government, Corporate Income, California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal, National Municipal, Growth and Income, Growth, Emerging Growth, International Growth and Target Maturity 2002 Funds may engage in reverse repurchase agreements. Reverse repurchase agreements are the same as repurchase agreements except that, in this instance, the Funds would assume the role of seller/borrower in the transaction. The Funds may use reverse repurchase agreements to borrow short term funds. The value of the reverse repurchase agreements that the Funds have committed to sell are reflected in the Funds' Statements of Assets and Liabilities. The Funds will maintain segregated accounts with the Trust's custodian consisting of U.S. Government securities, cash or money market instruments that at all times are in an amount equal to their obligations under reverse repurchase agreements. Reverse repurchase agreements involve the risks that the market value of the securities sold by the Funds may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of the securities bought may decline below the repurchase price of the securities sold.

OPTION CONTRACTS:

The Short Term High Quality Bond, Short Term Global Government, U.S. Government, Corporate Income, California Insured Intermediate Municipal, Growth and Income, Growth, Emerging Growth and International Growth Funds may engage in option contracts. The Funds may use option contracts to manage their exposure to the stock and bond markets and to fluctuations in interest rates and currency values. The underlying principal amounts and option values are shown in the Portfolio of Investments under the captions "Call Option Purchased on U.S. Treasury Bond Futures," "Options Written," "Options on Foreign Currency Purchased" and "Call Options Written on Foreign Interest Rate Futures." These amounts reflect each contract's exposure to the underlying instrument at June 30, 1996. Writing puts and buying calls tends to increase the Funds' exposure to the underlying instrument. Buying puts and writing calls tends to decrease the Funds' exposure to the underlying instruments or to hedge other Fund investments.

Upon the purchase of a put option or a call option by the Funds, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Funds will realize a loss in the amount of the cost of the option. When the Funds enter into a closing sale transaction, the Funds will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Funds exercise a put option, they will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Funds exercise a call option, the cost of the security which the Funds purchase upon exercise will be increased by the premium originally paid.

When the Funds write a call option or a put option, an amount equal to the premium received by the Funds is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Funds realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               SIERRA TRUST FUNDS

option is exercised, the Funds realize a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the Funds purchased upon exercise.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that the Funds may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that the Funds may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk the Funds may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

The Short Term High Quality Bond, Short Term Global Government, California Insured Intermediate Municipal, Growth and International Growth Funds may engage in options on foreign currency and options on interest rate futures as a hedge to provide protection against adverse movements in the value of foreign securities in the portfolio.

Certain risks are associated with the use of options on foreign currency and options on interest rate futures contracts as hedging devices. The predominant risk is that the movement in the price of the instrument underlying such options may not correlate perfectly with the movement in the prices of the assets being hedged. The lack of correlation could render the Funds' hedging strategy unsuccessful and could result in a loss to the Funds. In addition, there is the risk the Funds may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities.

FUTURES CONTRACTS:

The Short Term High Quality Bond, Short Term Global Government, U.S. Government, Corporate Income, California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal, National Municipal, Growth and Income, Growth, Emerging Growth and International Growth Funds may engage in futures transactions. The Funds may use futures contracts to manage their exposure to the stock and bond markets and to fluctuations in interest rates and currency values. The underlying value of a futures contract is incorporated within the unrealized appreciation/(depreciation) shown in the Portfolio of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at June 30, 1996. Buying futures contracts tends to increase the Fund's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Fund's exposure to the underlying instrument, or to hedge other Fund investments.

Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

There are several risks in connection with the use of futures contracts as a hedging device. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statements of Assets and Liabilities. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

FOREIGN CURRENCY:

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. It is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the portion that arises from changes in market prices of investments during the period. Accordingly, all such changes have been reflected as net gain/(loss) on security transactions in the Statements of Operations.

Unrealized gains and losses, not relating to securities, which result from changes in foreign currency exchange rates have been included in unrealized appreciation/(depreciation) of foreign currency and other assets and liabilities. Unrealized gains and losses

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               SIERRA TRUST FUNDS

of securities, which result from changes in foreign currency exchange rates as well as changes in market prices of securities, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) from investment securities sold.

FORWARD FOREIGN CURRENCY CONTRACTS:

The Short Term High Quality Bond, Short Term Global Government, Corporate Income, Growth and Income, Growth, Emerging Growth and International Growth Funds may enter into forward foreign currency contracts. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Funds may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Funds' foreign currency exposure. The U.S. dollar market value, contract value and the foreign currencies the Funds have committed to buy or sell are shown in the Portfolio of Investments under the caption "Schedule of Forward Foreign Currency Contracts." These amounts represent the aggregate exposure to each foreign currency the Funds have acquired or hedged through forward foreign currency contracts at June 30, 1996. Forward foreign currency contracts are reflected as both a forward foreign currency contract to buy and a forward foreign currency contract to sell. Forward foreign currency contracts to buy generally are used to acquire exposure to foreign currencies, while forward foreign currency contracts to sell are used to hedge the Funds' investments against currency fluctuations. Also, a forward foreign currency contract to buy or sell can offset a previously acquired opposite forward foreign currency contract.

Forward foreign currency contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed or delivery is taken, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the unrealized appreciation/(depreciation) of forward foreign currency contracts reflected in the Funds' Statements of Assets and Liabilities. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's Sub-advisor will enter into forward foreign currency contracts only with parties approved by the Board of Trustees because there is a risk of loss to the Funds if the counterparties do not complete the transaction.

DOLLAR ROLL TRANSACTIONS:

The Short Term High Quality Bond, U.S. Government and Corporate Income Funds, in order to seek a high level of current income, may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. The value of the dollar roll transactions are reflected in the Funds' Statements of Assets and Liabilities. A dollar roll transaction involves a sale by the Funds of securities that they hold with an agreement by the Funds to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. The Funds are paid a fee for entering into a dollar roll transaction, that is accrued as income over the life of the dollar roll contract. During the period between the sale and repurchase, the Funds will not be entitled to receive interest and principal payments on the securities sold. Management anticipates that the proceeds of the sale will be invested in additional instruments for the Funds, and the income from these investments, together with any additional fee income received on the dollar roll transaction will generate income for the Funds exceeding the interest that would have been earned on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those similar securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               SIERRA TRUST FUNDS

INDEXED SECURITIES:

Each of the Funds, except for the Money Funds, may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

ILLIQUID INVESTMENTS:

Up to 15% of the assets of each Bond Fund, Equity Fund and the Target Maturity 2002 Fund, and up to 10% of the assets of each Money Fund, may be invested in securities that are not readily marketable, including: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon; (4) certain over-the-counter options; (5) certain variable rate demand notes having a demand period of more than seven days; and (6) securities, the disposition of which are restricted under Federal securities laws, excluding certain Rule 144A securities, as defined below.

Illiquid securities generally cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Funds have valued the investments. This may have an adverse effect on the Fund's ability to dispose of particular illiquid securities at fair market value and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value of shares of the Fund. The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Act"), but that can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A Securities"). Rule 144A securities generally may be resold only to other qualified institutional buyers. If a particular investment in Rule 144A securities is not determined to be liquid under the guidelines established by the Board of Trustees, that investment will be included within the 15% or 10% limitation, as applicable, on investment in illiquid securities.

CASH FLOW INFORMATION:

Cash, as used in the Statements of Cash Flows for the U.S. Government Fund and Corporate Income Fund, is the amount reported in the Statements of Assets and Liabilities and represents cash on hand at the Fund's custodian bank account and does not include any short term investments as of June 30, 1996. Information on financial transactions which have been settled through receipt or disbursement of cash is presented in the Statements of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities, accretion of income recognized on investment securities and amortization of deferred organization costs.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date (the date the order to buy or sell is executed). Realized gains and losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount earned less premiums amortized. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among the classes of that Fund based upon the relative average net assets of each class. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund in a separate account with a current value at least equal to the amount of its when-issued purchase commitments.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of the Money Funds and the Bond Funds are declared daily and paid monthly. Dividends from the net investment income of the Growth and Income Fund are declared and paid quarterly. Dividends from the net investment income of the Growth Fund are declared and paid semiannually. Dividends from the net investment income of the Emerging Growth, International Growth and Target Maturity 2002 Funds are declared and paid annually. Distributions of any net long-term capital gains earned by a Fund are made annually. Distributions of any net short-term capital gains earned by a Fund are distributed no less frequently than annually at the discretion of the Board of Trustees. Additional distributions of net investment income and capital gains for each Fund may be made at the discretion of the Board of Trustees in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               SIERRA TRUST FUNDS

various investment securities held by the Funds, timing differences and differing characterization of distributions made by each Fund as a whole.

For the year ended June 30, 1996, permanent differences resulting from book and tax accounting for organizational costs and redesignated distributions were reclassified to paid-in capital at year end as stated in the table below. Certain reclassification adjustments were also made between undistributed net investment income and realized gains due to different book and tax accounting for currency gains and losses, market discounts, and paydowns of certain debt instruments. Per share information in the Financial Highlights reflects the effect of these reclassifications.

                                                                                       INCREASE/(DECREASE)    INCREASE/(DECREASE)
                                                                                        UNDISTRIBUTED NET         ACCUMULATED
                                                                       DECREASE            INVESTMENT            NET REALIZED
                                                                    PAID-IN CAPITAL       INCOME/(LOSS)           GAIN/(LOSS)
                                                                    ---------------    -------------------    -------------------
Short Term High Quality Bond Fund................................      $  (2,777)          $   (90,147)           $    92,924
Short Term Global Government Fund................................             --            (1,467,829)             1,467,829
U.S. Government Fund.............................................             --            (1,656,930)             1,656,930
Corporate Income Fund............................................             --              (172,986)               172,986
California Municipal Fund........................................             --                 9,547                 (9,547)
Florida Insured Municipal Fund...................................         (2,700)               32,453                (29,753)
California Insured Intermediate Municipal Fund...................             --                   717                   (717)
National Municipal Fund..........................................             --                36,822                (36,822)
Growth and Income................................................             --                   (60)                    60
Growth Fund......................................................         (1,101)            1,201,182             (1,200,081)
Emerging Growth Fund.............................................             --             3,584,946             (3,584,946)
International Growth Fund........................................             --             4,631,458             (4,631,458)
Target Maturity 2002 Fund........................................        (11,757)               11,757                     --

Paid-in capital was reduced by $63,823 and $172,986 for the Short Term High Quality Bond and Corporate Income Funds, respectively, due to a tax return of capital.

FEDERAL INCOME TAXES:

It is each Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by, among other things, distributing substantially all of its taxable and tax-exempt earnings to its shareholders. Therefore, no Federal income tax provision is required.

EXPENSES:

General expenses of the Company are allocated to all the Funds based upon relative net assets of each Fund. Operating expenses directly attributable to a class of shares are charged to the operations of that class of shares. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes to which the expenses relate based on the relative average net assets of each class of shares.

OTHER:

The California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal and National Municipal Funds (the "Municipal Funds") and the Corporate Income Fund may purchase floating rate, inverse floating rate and variable rate obligations, including municipal securities and participation interests therein. Floating rate obligations have an interest rate that changes whenever there is a change in the external interest rate, while variable rate obligations provide for a specified periodic adjustment in the interest rate. The interest rate on an inverse floating rate obligation (an "inverse floater") can be expected to move in the opposite direction from the market rate of interest to which the inverse floater is indexed. The Funds may purchase floating rate, inverse floating rate and variable rate obligations that carry a demand feature which would permit the Funds to tender them back to the issuer or remarketing agent at par value prior to maturity. Frequently, floating rate, inverse floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. The Corporate Income Fund may purchase mortgage-backed securities that are floating rate, inverse floating rate and variable rate obligations. Although variable rate demand notes are frequently not rated by credit rating agencies, unrated notes purchased by the Funds will be of comparable quality at the time of purchase to rated instruments that may be purchased by such Fund, as determined by such Fund's Sub-advisor. Moreover, while there may be no active secondary market with respect to a particular

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               SIERRA TRUST FUNDS

variable rate demand note purchased by a Fund, the Fund may, upon the notice specified in the note, demand payment of the principal of and accrued interest on the note at any time and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for a Fund to dispose of a particular variable rate demand note in the event the issuer of the note defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default.

An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Inherent in these instruments is the risk of potential loss should the Fund be delayed or prevented from exercising the put feature.

3.  INVESTMENT ADVISORY, SUB-ADVISORY, ADMINISTRATION FEES AND OTHER
TRANSACTIONS

Sierra Advisors, an indirect wholly-owned subsidiary of Great Western Financial Corporation ("GWFC"), a publicly held corporation, serves as investment advisor to the Company. Alliance Capital Management L.P. ("Alliance Capital"), a limited partnership whose general partner is Alliance Capital Management Corporation, an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States, serves as the Sub-advisor to the U.S. Government Money and California Money Funds. J.P. Morgan Investment Management Inc. ("J.P. Morgan"), a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated, a publicly traded company, serves as the Sub-advisor to the Global Money and Growth and Income Funds and, until April 8, 1996, served as the Sub-advisor to the International Growth Fund. Warburg, Pincus Counsellors, Inc. ("Warburg"), a privately held corporation, began serving as the Sub-advisor to the International Growth Fund on April 8, 1996. Van Kampen American Capital Management Inc. ("Van Kampen"), a wholly-owned subsidiary of VK/AC Holding, Inc., which is controlled, through the ownership of a substantial majority of its common stock, by The Clayton & Dubilier Private Equity Fund IV Limited Partnership ("C&D L.P."), a Connecticut limited partnership, serves as the Sub-advisor to the California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal and National Municipal Funds. BlackRock Financial Management, Inc. ("BlackRock"), an indirect wholly-owned subsidiary of PNC Bank, N.A., an indirect wholly-owned subsidiary of PNC Bank Corp. ("PNC"), a publicly traded multi-bank holding company, serves as the Sub-advisor to the U.S. Government and Target Maturity 2002 Funds. TCW Funds Management, Inc. ("TCW"), a wholly-owned subsidiary of The TCW Group, Inc., a privately held company, serves as the Sub-advisor to the Corporate Income Fund. Scudder, Stevens & Clark, Inc., a privately held corporation, serves as the Sub-advisor to the Short Term Global Government and Short Term High Quality Bond Funds. Janus Capital Corporation ("Janus"), an indirect majority-owned subsidiary of Kansas City Southern Industries, Inc., which is a publicly traded holding company, serves as the Sub-advisor to the Growth and Emerging Growth Funds. Each of the foregoing sub-advisors is referred to individually as a "Sub-advisor" and collectively as the "Sub-advisors."

Sierra Advisors is entitled to a monthly fee, in arrears, based on a percentage of the average daily net assets of each Fund during the month, out of which Sierra Advisors pays the Sub-advisor of each Fund a monthly fee, in arrears, at annual rates as follows:

                                                                                       FEES ON ASSETS       FEES ON
                                                                                        EQUAL TO OR          ASSETS
                                                                                         LESS THAN         EXCEEDING
                                    NAME OF FUND                                        $500 MILLION      $500 MILLION
------------------------------------------------------------------------------------   --------------    --------------
Global Money, U.S. Government Money and California Money Funds+
     Sierra Advisors................................................................         .35%              .25%
     Sub-advisor....................................................................         .15%              .15%
                                                                                             ---               ---
          Total fees paid to Sierra Advisors*.......................................         .50%              .40%
                                                                                             ===               ===

                                                                                            FEES ON ASSETS
                                                                                              EXCEEDING
                                                                          FEES ON ASSETS     $200 MILLION        FEES ON
                                                                           EQUAL TO OR       AND EQUAL TO         ASSETS
                                                                            LESS THAN        OR LESS THAN       EXCEEDING
                                                                           $200 MILLION      $500 MILLION      $500 MILLION
                                                                          --------------    --------------    --------------
Short Term High Quality Bond Fund
     Sierra Advisors...................................................         .35%              .35%              .30%
     Sub-advisor.......................................................         .15%              .10%              .10%
                                                                                ---               ---               ---
          Total fees paid to Sierra Advisors*..........................         .50%              .45%              .40%
                                                                                ===               ===               ===

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               SIERRA TRUST FUNDS

                                                                                            FEES ON ASSETS
                                                                                              EXCEEDING
                                                                          FEES ON ASSETS     $200 MILLION        FEES ON
                                                                           EQUAL TO OR       AND EQUAL TO         ASSETS
                                                                            LESS THAN        OR LESS THAN       EXCEEDING
                             NAME OF FUND                                  $200 MILLION      $500 MILLION      $500 MILLION
-----------------------------------------------------------------------   --------------    --------------    --------------
Short Term Global Government Fund
     Sierra Advisors...................................................         .37%              .55%              .45%
     Sub-advisor.......................................................         .28%++            .10%              .10%
                                                                                ---               ---               ---
          Total fees paid to Sierra Advisors*..........................         .65%              .65%              .55%
                                                                                ===               ===               ===

                                                               WHEN "COMBINED ASSETS"**
                          WHEN "COMBINED ASSETS"**             EXCEED $650 MILLION AND
                            ARE EQUAL TO OR LESS                 ARE EQUAL TO OR LESS               WHEN "COMBINED ASSETS"**
                             THAN $650 MILLION                     THAN $1 BILLION                     EXCEED $1 BILLION
                     ----------------------------------   ----------------------------------   ----------------------------------
                         FEES ON                              FEES ON                              FEES ON
                      ASSETS EQUAL         FEES ON         ASSETS EQUAL         FEES ON         ASSETS EQUAL         FEES ON
                     TO OR LESS THAN   ASSETS EXCEEDING   TO OR LESS THAN   ASSETS EXCEEDING   TO OR LESS THAN   ASSETS EXCEEDING
                      $500 MILLION       $500 MILLION      $500 MILLION       $500 MILLION      $500 MILLION       $500 MILLION
                     ---------------   ----------------   ---------------   ----------------   ---------------   ----------------
U.S. Government
  Fund
     Sierra
       Advisors....        .415%             .315%              .45%               .35%              .50%               .40%
   Sub-advisor**...        .185%             .185%              .15%               .15%              .10%               .10%
                           ----              ----               ---                ---               ---                ---
     Total
       fees
       paid to
       Sierra
       Advisors*...        .600%             .500%              .60%               .50%              .60%               .50%
                           ====              ====               ===                ===               ===                ===

                                                                                       FEES ON ASSETS       FEES ON
                                                                                        EQUAL TO OR          ASSETS
                                                                                         LESS THAN         EXCEEDING
                                                                                        $500 MILLION      $500 MILLION
                                                                                       --------------    --------------
Corporate Income Fund
     Sierra Advisors................................................................         .35%              .25%
     Sub-advisor....................................................................         .30%              .25%
                                                                                             ---               ---
          Total fees paid to Sierra Advisors*.......................................         .65%              .50%
                                                                                             ===               ===

                                                                                           FEES ON ASSETS
                                                                                             EXCEEDING
                                                                        FEES ON ASSETS      $150 MILLION         FEES ON
                                                                         EQUAL TO OR        AND EQUAL TO          ASSETS
                                                                          LESS THAN         OR LESS THAN        EXCEEDING
                                                                         $150 MILLION       $500 MILLION       $500 MILLION
                                                                        --------------     --------------     --------------
California Municipal Fund
     Sierra Advisors................................................          .45%               .50%               .35%
     Sub-advisor***.................................................          .20%               .15%               .15%
                                                                              ---                ---                ---
          Total fees paid to Sierra Advisors*.......................          .65%               .65%               .50%
                                                                              ===                ===                ===

                                                                                           FEES ON ASSETS
                                                                                             EXCEEDING
                                                                        FEES ON ASSETS      $75 MILLION          FEES ON
                                                                         EQUAL TO OR        AND EQUAL TO          ASSETS
                                                                          LESS THAN         OR LESS THAN        EXCEEDING
                                                                         $75 MILLION        $500 MILLION       $500 MILLION
                                                                        --------------     --------------     --------------
Florida Insured Municipal Fund
     Sierra Advisors................................................          .40%              .475%              .325%
     Sub-advisor....................................................          .20%              .125%              .125%
                                                                             ----               ----               ----
          Total fees paid to Sierra Advisors*.......................          .60%              .600%              .450%
                                                                             ====               ====               ====
California Insured Intermediate Municipal Fund
     Sierra Advisors................................................          .45%              .525%              .375%
     Sub-advisor....................................................          .20%              .125%              .125%
                                                                             ----               ----               ----
          Total fees paid to Sierra Advisors*.......................          .65%              .650%              .500%
                                                                             ====               ====               ====

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               SIERRA TRUST FUNDS

                                                                                           FEES ON ASSETS
                                                                                             EXCEEDING
                                                                        FEES ON ASSETS      $150 MILLION         FEES ON
                                                                         EQUAL TO OR        AND EQUAL TO          ASSETS
                                                                          LESS THAN         OR LESS THAN        EXCEEDING
                            NAME OF FUND                                 $150 MILLION       $500 MILLION       $500 MILLION
--------------------------------------------------------------------    --------------     --------------     --------------
National Municipal Fund
     Sierra Advisors................................................          .40%               .45%               .30%
     Sub-advisor***.................................................          .20%               .15%               .15%
                                                                             ----               ----               ----
          Total fees paid to Sierra Advisors*.......................          .60%               .60%               .45%
                                                                             ====               ====               ====

                                                            FEES ON ASSETS     FEES ON ASSETS     FEES ON ASSETS
                                                              EXCEEDING          EXCEEDING          EXCEEDING
                                         FEES ON ASSETS      $100 MILLION       $200 MILLION       $400 MILLION        FEES ON
                                          EQUAL TO OR        AND EQUAL TO       AND EQUAL TO       AND EQUAL TO         ASSETS
                                           LESS THAN         OR LESS THAN       OR LESS THAN       OR LESS THAN       EXCEEDING
                                          $100 MILLION       $200 MILLION       $400 MILLION       $500 MILLION      $500 MILLION
                                         --------------     --------------     --------------     --------------     ------------
Growth and Income Fund
     Sierra Advisors...................        .35%               .35%               .35%               .35%             .275%
     Sub-advisor.......................        .45%               .40%               .35%               .30%             .300%
                                               ---                ---                ---                ---              ----
          Total fees paid to Sierra
            Advisors*..................        .80%               .75%               .70%               .65%             .575%
                                               ===                ===                ===                ===              ====

                                                                                          FEES ON ASSETS
                                                                                            EXCEEDING
                                                                       FEES ON ASSETS      $100 MILLION        FEES ON
                                                                        EQUAL TO OR        AND EQUAL TO         ASSETS
                                                                         LESS THAN         OR LESS THAN       EXCEEDING
                                                                        $100 MILLION       $200 MILLION      $200 MILLION
                                                                       --------------     --------------     ------------
Growth Fund
     Sierra Advisors.................................................        .40%               .40%             .375%
     Sub-advisor.....................................................        .55%               .50%             .500%
                                                                             ---                ---              ----
          Total fees paid to Sierra Advisors*........................        .95%               .90%             .875%
                                                                             ===                ===              ====

                                                                                           FEES ON ASSETS
                                                                                             EXCEEDING
                                                                        FEES ON ASSETS      $100 MILLION         FEES ON
                                                                         EQUAL TO OR        AND EQUAL TO          ASSETS
                                                                          LESS THAN         OR LESS THAN        EXCEEDING
                                                                         $100 MILLION       $500 MILLION       $500 MILLION
                                                                        --------------     --------------     --------------
Emerging Growth Fund
     Sierra Advisors................................................          .35%               .35%               .25%
     Sub-advisor....................................................          .55%               .50%               .50%
                                                                              ---                ---               ----
          Total fees paid to Sierra Advisors*.......................          .90%               .85%               .75%
                                                                              ===                ===               ====

                                                                                          FEES ON ASSETS
                                                                                            EXCEEDING
                                                                       FEES ON ASSETS      $50 MILLION         FEES ON
                                                                        EQUAL TO OR        AND EQUAL TO         ASSETS
                                                                         LESS THAN         OR LESS THAN       EXCEEDING
                                                                        $50 MILLION        $125 MILLION      $125 MILLION
                                                                       --------------     --------------     ------------
International Growth Fund
     Sierra Advisors.................................................        .45%               .35%              .15%
     Sub-advisor****.................................................        .50%               .50%              .50%
                                                                             ---                ---               ---
          Total fees paid to Sierra Advisors*........................        .95%               .85%              .65%
                                                                             ===                ===               ===

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               SIERRA TRUST FUNDS

                                                                                          FEES ON ASSETS       FEES ON
                                                                                           EQUAL TO OR          ASSETS
                                                                                            LESS THAN         EXCEEDING
                            NAME OF FUND                                                   $500 MILLION      $500 MILLION
---------------------------------------------------------------------                     --------------     ------------
Target Maturity 2002 Fund
     Sierra Advisors.................................................................           .20%              .15%
     Sub-advisor.....................................................................           .05%+++           .05%
                                                                                           --------           -------
          Total fees paid to Sierra Advisors*........................................           .25%              .20%
                                                                                           ========           =======


---------------------

     * Sierra Advisors retains only the net amount of the fees after sub-advisory fees have been paid.
    ** The monthly fee paid to BlackRock is based upon the combined average daily net assets of the U.S. Government Fund and The Sierra Variable Trust's U.S. Government Fund (together, the "Combined Assets").
   *** Pursuant to the investment sub-advisory agreements with respect to each of the California Municipal and National Municipal Funds, when the combined average daily net assets of the California Municipal and National Municipal Funds (together, the "Combined Assets") exceed $750 million, the Sub-advisor will be paid a fee with respect to each Fund in proportion to each Fund's average net assets at an annual rate as follows: .15% of the Combined Assets up to $1 billion; plus .125% of the Combined Assets over $1 billion.
  **** As of April 8, 1996, Warburg replaced J.P. Morgan as Sub-advisor to the
       International Growth Fund pursuant to a sub-advisory agreement pending shareholder approval. On July 31, 1996, at a special meeting of shareholders, the shareholders of the International Growth Fund approved the sub-advisory agreement. Prior to April 8, 1996, J.P. Morgan received monthly fees at the following annual rates: (i) .60% of the Fund's average daily net assets equal to or less than $50 million; (ii) .50% of the Fund's average daily net assets exceeding $50 million and equal to or less than $125 million; and (iii) .40% of the Fund's average daily net assets exceeding $125 million. As of April 8, 1996, Warburg is paid a monthly fee at an annual rate of .50% of the Fund's average daily net assets.
     + Fees paid to Sierra Advisors are based on aggregate assets in the three
       Money Funds.
    ++ The Sub-advisor receives a minimum annual fee of $137,500.
   +++ The Sub-advisor receives a minimum annual fee of $25,000.

Sierra Advisors has contractually agreed to limit the annual management fees that are payable under the investment advisory agreements with the Funds to the percentages as set forth below.

                                             NAME OF FUND
          -----------------------------------------------------------------------------------
          Global Money Fund..................................................................   .40%
          U.S. Government Money Fund.........................................................   .40%
          California Money Fund..............................................................   .40%
          U.S. Government Fund...............................................................   .55%
          California Municipal Fund..........................................................   .55%
          Florida Insured Municipal Fund.....................................................   .55%
          California Insured Intermediate Municipal Fund.....................................   .55%
          National Municipal Fund............................................................   .55%

Fees voluntarily waived and expenses absorbed by Sierra Advisors for the year ended June 30, 1996 are as follows:

                                   NAME OF FUND                            FEES WAIVED    EXPENSES ABSORBED
          --------------------------------------------------------------   -----------    -----------------
          Global Money Fund.............................................   $   622,915        $ 143,417
          U.S. Government Money Fund....................................       162,368               --
          California Money Fund.........................................       148,062               --
          Short Term High Quality Bond Fund.............................       262,885           73,583
          Short Term Global Government Fund.............................       513,501               --
          U.S. Government Fund..........................................     2,581,417          187,726
          Corporate Income Fund.........................................     1,606,290               --
          California Municipal Fund.....................................     1,398,796               --
          Florida Insured Municipal Fund................................       201,769           74,295
          California Insured Intermediate Municipal Fund................       393,599           47,057
          National Municipal Fund.......................................       645,198               --
          Target Maturity 2002 Fund.....................................         7,915           47,054

Sierra Fund Administration Corporation ("Sierra Administration"), an indirect wholly-owned subsidiary of GWFC serves as administrator and transfer agent to each Fund. First Data Investor Services Group, Inc., ("FDISG"), formerly The Shareholder Services Group, Inc., a wholly-owned subsidiary of First Data Corporation, serves as sub-administrator and sub-transfer agent to each Fund. For its services as administrator and transfer agent to each Fund, Sierra Administration is entitled to a monthly fee at an annual rate of .35% of each non-Money Fund's average daily net assets and at an annual rate of .30% of each Money Fund's

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               SIERRA TRUST FUNDS

average daily net assets. Out of its fee, Sierra Administration pays FDISG for its services as sub-administrator and sub-transfer agent. FDISG, as sub-administrator, is paid a gross annual fee of $1.71 million on the first $1.6 billion of aggregate average daily net assets of the Company, plus fees at the annual rate of .0452% on the next $1.3 billion aggregate average daily net assets of the Company, .0429% on the next $1.7 billion aggregate average daily net assets of the Company and .0362% on the next $3.1 billion aggregate average daily net assets of the Company. Effective July 1, 1996, FDISG began serving as transfer agent of the Company.

Fees voluntarily waived by Sierra Administration for the year ended June 30, 1996 are as follows:

                                           NAME OF FUND                                     FEES WAIVED
          -------------------------------------------------------------------------------   -----------
          Global Money Fund..............................................................    $   5,352
          Short Term High Quality Bond Fund..............................................       11,630
          Short Term Global Government Fund..............................................       15,947
          U.S. Government Fund...........................................................      127,314
          Florida Insured Municipal Fund.................................................       20,472
          California Insured Intermediate Municipal Fund.................................       14,288
          Target Maturity 2002 Fund......................................................        3,805

The Company also pays FDISG and Boston Safe Deposit and Trust Company ("Boston Safe"), the Company's custodian, certain custodial transaction charges reflected as administration fees. Boston Safe is an indirect wholly-owned subsidiary of The Boston Company, Inc., which is a wholly-owned subsidiary of Mellon Bank Corporation.

Custodian fees for certain Funds have been reduced by credits allowed by Boston Safe for the year ended June 30, 1996 as follows:

                                                                                         CREDITS ALLOWED
                                                                                             BY THE
                                          NAME OF FUND                                      CUSTODIAN
          ----------------------------------------------------------------------------   ---------------
          Global Money Fund...........................................................       $ 7,013
          U.S. Government Money Fund..................................................         1,565
          Short Term High Quality Bond Fund...........................................         2,273
          Short Term Global Government Fund...........................................           808
          U.S. Government Fund........................................................        45,546
          Corporate Income Fund.......................................................         1,548
          California Municipal Fund...................................................        27,250
          Florida Insured Municipal Fund..............................................         7,946
          California Insured Intermediate Municipal Fund..............................        14,367
          National Municipal Fund.....................................................         6,678
          Growth and Income Fund......................................................         3,305
          Growth Fund.................................................................        15,835
          Emerging Growth Fund........................................................        10,408
          International Growth Fund...................................................         5,593
          Target Maturity 2002 Fund...................................................         2,430

For the year ended June 30, 1996, GW Securities and Sierra Services have informed the Funds that they received $3,982,988 and $637,291, respectively, representing commissions (front-end sales charges). In addition, for the year ended June 30, 1996, Sierra Services and Funds Distributor Inc. informed the Funds that they received $912,193 from CDSC fees.

4.  TRUSTEES' FEES

No director, officer or employee of Great Western Financial Securities Corporation ("GW Securities"), a registered broker-dealer, Sierra Investment Services Corporation ("Sierra Services"), a registered investment adviser and broker-dealer, Sierra Advisors, Sierra Administration, the Sub-advisors or FDISG, or any of their affiliates receives any compensation from the Company for serving as an officer or Trustee of the Company. GW Securities is a wholly-owned subsidiary (directly held as of January 1, 1996) and Sierra Services is an indirect wholly-owned subsidiary of GWFC. The Company pays each Trustee who is not a director, officer or employee of GW Securities, Sierra Services, Sierra Advisors, the Sub-advisors or FDISG, or any of their affiliates, $7,500 per annum plus $1,500 per board meeting attended, $1,000 per audit and/or nominating committee meeting attended and reimbursement for travel and out-of-pocket expenses. The Chairman of the Audit Committee receives $1,500 per audit committee meeting attended.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               SIERRA TRUST FUNDS

Pursuant to an exemptive order granted by the Securities and Exchange Commission on October 11, 1995, the Company's eligible Trustees may participate in a deferred compensation plan (the "Plan") which may be terminated at any time. Under the Plan, Trustees may elect to defer receipt of all or a portion of their fees which, in accordance with the Plan, are invested in mutual fund shares. Upon termination of the Plan, Trustees that have deferred accounts under the Plan will be paid benefits not later than the time the payments would otherwise have been made without regard to such termination. All benefits provided under these plans are funded and any payments to plan participants are paid solely out of the Company's assets.

5.  DISTRIBUTION PLANS

Sierra Services serves as distributor for Class A Shares, Class B Shares and Class S Shares of the Funds. Prior to December 20, 1995, Funds Distributor Inc., a registered broker-dealer, served as distributor for Class B Shares and Class S Shares of the Funds.

The Company has adopted a Distribution Plan (the "Class A Plan"), as amended, pursuant to Rule 12b-1 under the 1940 Act. Under the Class A Plan, Sierra Services is paid an annual distribution fee of up to .25% of the average daily net assets of the Class A Shares of each Fund for activities primarily intended to result in the sale of Fund shares. (The Class A Plan applies to all Class A Shares of the Funds and all shares of the Funds that were outstanding at the time of commencement of the offering of Class B Shares or Class S Shares, which outstanding shares are treated for all purposes as Class A Shares.) For the Funds which offer Class B Shares and Class S Shares, the Company has also adopted a Rule 12b-1 distribution plan for each of the Class B Shares (the "Class B Plan") and Class S Shares (the "Class S Plan") of the Funds. Under the Class B Plan and the Class S Plan, Sierra Services is paid an annual distribution fee of up to .75% of the average daily net assets of the Class B Shares and Class S Shares of a Fund for activities primarily intended to result in the sale of Class B Shares and Class S Shares of the Fund, respectively. In addition, under the Class B Plan and the Class S Plan, Class B Shares and Class S Shares are also subject to a service fee at an annual rate of .25% of the average daily net assets of the Class B Shares and Class S Shares of the Fund, respectively. The service fee is paid by the Fund to Sierra Services, which in turn, pays a portion of the service fee to broker/dealers, including GW Securities, that sell Class B Shares and Class S Shares and provide services, such as, accepting telephone inquiries and transaction requests and processing correspondences, new account applications and subsequent purchases by check, for the shareholders. Under their terms each of the Class A Plan, Class B Plan and Class S Plan shall remain in effect from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of those Trustees who are not "interested persons" of the Company, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of such distribution plans, or any agreements related to such plans, respectively.

For the year ended June 30, 1996, the Funds incurred the following fees pursuant to the respective distribution plans described above:

                                                               CLASS A             CLASS B                  CLASS S
                                                             ------------   ----------------------   ----------------------
                                                             DISTRIBUTION   DISTRIBUTION   SERVICE   DISTRIBUTION   SERVICE
                       NAME OF FUND                              FEE            FEE          FEE         FEE          FEE
-----------------------------------------------------------  ------------   ------------   -------   ------------   -------
Global Money Fund..........................................   $   353,950     $  1,957     $   652     $104,160     $34,720
U.S. Government Money Fund.................................       108,864          543         181        1,968         656
California Money Fund......................................       128,956          799         267           77          26
Short Term High Quality Bond Fund..........................       108,968       24,494       8,164       42,928      14,310
Short Term Global Government Fund..........................       203,577       10,382       3,461       16,482       5,494
U.S. Government Fund.......................................     1,092,257      135,569      45,189      107,773      35,924
Corporate Income Fund......................................       850,156      156,704      52,234       66,575      22,192
California Municipal Fund..................................       982,698       98,159      32,720           83          28
Florida Insured Municipal Fund.............................        79,701       35,954      11,984           82          28
California Insured Intermediate Municipal Fund.............       137,766      123,342      41,114           84          28
National Municipal Fund....................................       629,965       43,799      14,600           83          27
Growth and Income Fund.....................................       475,235      108,079      36,027      201,256      67,086
Growth Fund................................................       433,346      114,680      38,226      234,367      78,122
Emerging Growth Fund.......................................       596,859      131,848      43,950      208,373      69,457
International Growth Fund..................................       240,623       23,528       7,843      160,095      53,365
Target Maturity 2002 Fund..................................         7,915           --          --           --          --

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               SIERRA TRUST FUNDS

6.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the year ended June 30, 1996 were as follows:

                                  NAME OF FUND                             PURCHASES          SALES
        ----------------------------------------------------------------  ------------     ------------
        Short Term High Quality Bond Fund...............................  $ 75,132,448     $ 32,090,163
        Short Term Global Government Fund...............................    61,748,468      100,926,074
        U.S. Government Fund............................................    53,403,158       43,329,164
        Corporate Income Fund...........................................     9,404,490       64,059,025
        California Municipal Fund.......................................    66,545,973       92,969,120
        Florida Insured Municipal Fund..................................    19,235,875       21,775,320
        California Insured Intermediate Municipal Fund..................    20,892,777       18,618,203
        National Municipal Fund.........................................    64,107,806      104,530,181
        Growth and Income Fund..........................................   205,091,040      204,361,188
        Growth Fund.....................................................   406,757,198      406,334,518
        Emerging Growth Fund............................................   429,732,779      363,520,876
        International Growth Fund.......................................   180,408,595      143,039,389

The aggregate cost of purchases and proceeds from sales of U.S. Government securities, excluding short-term investments, for the year ended June 30, 1996 were as follows:

                                NAME OF FUND                             PURCHASES            SALES
        -------------------------------------------------------------  --------------     --------------
        Short Term High Quality Bond Fund............................  $   38,205,458     $   89,233,539
        Short Term Global Government Fund............................       5,577,830          1,880,879
        U.S. Government Fund.........................................   1,594,663,584      1,584,347,559
        Corporate Income Fund........................................      80,726,766        109,284,963
        Target Maturity 2002 Fund....................................         680,488            164,231

At June 30, 1996, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were as follows:

                                                                              TAX BASIS      TAX BASIS
                                                                             UNREALIZED      UNREALIZED
                                   NAME OF FUND                              APPRECIATION    DEPRECIATION
        -------------------------------------------------------------------  -----------     ----------
        Short Term High Quality Bond Fund..................................  $   180,256     $  273,946
        Short Term Global Government Fund..................................    2,347,984        729,829
        U.S. Government Fund...............................................    5,567,358      6,490,812
        Corporate Income Fund..............................................   10,456,077      2,885,822
        California Municipal Fund..........................................   16,420,705        697,790
        Florida Insured Municipal Fund.....................................      740,027        145,489
        California Insured Intermediate Municipal Fund.....................    2,375,881        113,695
        National Municipal Fund............................................   14,021,214        885,904
        Growth and Income Fund.............................................   25,544,967      5,605,977
        Growth Fund........................................................   34,540,025      6,346,268
        Emerging Growth Fund...............................................   84,284,258      7,773,940
        International Growth Fund..........................................   11,122,107      4,893,551
        Target Maturity 2002 Fund..........................................        8,063             --

Option activity for the Short Term High Quality Bond Fund for the year ended June 30, 1996 was as follows:

        WRITTEN OPTIONS ON FOREIGN CURRENCY:                                     PREMIUMS
        ------------------------------------                                     --------
        Options outstanding at June 30, 1995................................     $      0
        Options written.....................................................       68,721
        Options closed......................................................      (36,867)
                                                                                 --------
        Options outstanding at June 30, 1996................................     $ 31,854
                                                                                 ========

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               SIERRA TRUST FUNDS

Option activity for the Short Term Global Government Fund for the year ended June 30, 1996 was as follows:

        WRITTEN OPTIONS ON FOREIGN CURRENCY:                                    PREMIUMS
        ------------------------------------                                   -----------
        Options outstanding at June 30, 1995...............................    $   793,146
        Options written....................................................      2,533,638
        Options expired....................................................       (401,418)
        Options closed.....................................................     (2,730,879)
                                                                               -----------
        Options outstanding at June 30, 1996...............................    $   194,487
                                                                               ===========

                                                                                              NUMBER OF
        WRITTEN OPTIONS ON FOREIGN INTEREST RATE FUTURES:                       PREMIUMS      CONTRACTS
        -------------------------------------------------                       ---------     ---------
        Options outstanding at June 30, 1995..................................  $ 160,050         120
        Options written.......................................................     92,815          76
        Options closed........................................................   (252,865)       (196)
                                                                                ---------        ----
        Options outstanding at June 30, 1996..................................  $       0           0
                                                                                =========        ====

Option activity for the National Municipal Fund for the year ended June 30, 1996 was as follows:

                                                                                                NUMBER OF
        WRITTEN OPTIONS:                                                         PREMIUMS       CONTRACTS
        ----------------                                                         ---------      ---------
        Options outstanding at June 30, 1995................................     $       0            0
        Options written.....................................................       107,661          600
        Options closed......................................................      (107,661)        (600)
                                                                                  --------         ----
        Options outstanding at June 30, 1996................................     $       0            0
                                                                                  ========         ====

Information regarding dollar roll transactions by the U.S. Government and Corporate Income Funds is as follows:

                                                                         U.S. GOVERNMENT      CORPORATE INCOME
        DOLLAR ROLL TRANSACTIONS:                                              FUND                 FUND
        -------------------------                                        ---------------      ----------------
        Maximum amount outstanding during the year..................      $ 313,043,594         $ 52,833,656
        Average amount outstanding during the year*.................      $ 152,879,279         $ 43,387,887
        Average monthly shares outstanding during the year..........         48,758,959           35,256,936
        Average debt per share outstanding during the year..........              $3.14                $1.23

---------------------
* The average amount outstanding during the year was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the year ended June 30, 1996.

Fee income earned for the year ended June 30, 1996 by the U.S. Government and Corporate Income Funds for dollar roll transactions aggregated $2,064,175 and $853,300, respectively.

Information regarding reverse repurchase agreement transactions by the U.S. Government Fund is as follows:

        REVERSE REPURCHASE AGREEMENTS:
        ------------------------------
        Maximum amount outstanding during the year...................................    $135,105,000
        Average amount outstanding during the year*..................................     $11,343,525
        Average monthly shares outstanding during the year...........................      48,758,959
        Average debt per share outstanding during the year...........................           $0.23

---------------------
* The average amount outstanding during the year was calculated by summing borrowings at the end of each day and dividing the sum by the number of days in the year ended June 30, 1996.

Interest rates ranged from 1.25% to 6.10% during the year. Interest paid for the year ended June 30, 1996, on borrowings by the Fund under reverse repurchase agreements, aggregated $582,417.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               SIERRA TRUST FUNDS

7.  SHARES OF BENEFICIAL INTEREST

The Company may issue an unlimited number of shares of beneficial interest each without par value.

As of June 30, 1996, First Interstate Bank as Trustee for Great Western Employee Saving Plan -- Balanced Fund owned the following Class A Shares:

                                                                            NUMBER OF        PERCENTAGE OF
                                  NAME OF FUND                             FUND SHARES     TOTAL FUND SHARES
        -----------------------------------------------------------------  -----------     -----------------
        Growth and Income Fund...........................................     702,375             5.41%

As of June 30, 1996, First Interstate Bank as Trustee for Great Western Employee Savings Plan -- Aggressive Fund owned the following Class A Shares:

                                                                            NUMBER OF        PERCENTAGE OF
                                  NAME OF FUND                             FUND SHARES     TOTAL FUND SHARES
        -----------------------------------------------------------------  -----------     -----------------
        Emerging Growth Fund.............................................   1,513,319            10.76%

As of June 30, 1996, Sierra Administration owned greater than five percent of the following Funds:

                                                                            NUMBER OF         PERCENTAGE OF
                                                                           FUND SHARES      TOTAL FUND SHARES
                                                                        -----------------   -----------------
                                 NAME OF FUND                           CLASS B   CLASS S   CLASS B   CLASS S
        --------------------------------------------------------------  -------   -------   -------   -------
        U.S. Government Money Fund....................................   10,103     --        9.04%     --
        California Money Fund.........................................    --       10,430     --       100.00%
        California Municipal Fund.....................................    --        1,065     --       100.00
        Florida Insured Municipal Fund................................    --        1,167     --       100.00
        California Insured Intermediate Municipal Fund................    --        1,077     --       100.00
        National Municipal Fund.......................................    --        1,030     --       100.00

8.  ORGANIZATION COSTS

Expenses incurred in connection with the organization of the Funds, including the fees and expenses of registering and qualifying its shares for distribution under Federal and state securities regulations, are being amortized on a straight-line basis over a period of five years from commencement of operations of each Fund, respectively. In the event any of the initial shares of a Fund are redeemed by any holder thereof during the amortization period, the proceeds of such redemptions will be reduced by an amount equal to the pro-rata portion of unamortized deferred organizational expenses in the same proportion as the number of shares being redeemed bears to the number of initial shares of such Fund outstanding at the time of such redemption.

9.  CAPITAL LOSS CARRYFORWARDS

At June 30, 1996, the following Funds had available for federal income tax purposes unused capital losses as follows:

                                                      EXPIRING   EXPIRING   EXPIRING    EXPIRING      EXPIRING
                        NAME OF FUND                  IN 2000    IN 2001    IN 2002      IN 2003       IN 2004
        --------------------------------------------  --------   --------   --------   -----------   -----------
        U.S. Government Money Fund..................       --         --     $9,246    $     1,367   $     2,404
        California Money Fund.......................   $7,635     $5,715      7,549          1,294        18,781
        Short Term High Quality Bond Fund...........       --         --         --        206,653       672,111
        Short Term Global Government Fund...........       --         --         --             --     2,595,508
        U.S. Government Fund........................       --         --         --     37,871,949    33,050,799
        Corporate Income Fund.......................       --         --         --     22,615,168     9,952,150
        California Municipal Fund...................       --         --         --      9,970,802     4,501,967
        Florida Insured Municipal Fund..............       --         --         --      1,590,869     1,462,695
        National Municipal Fund.....................       --         --         --             --    11,367,109

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               SIERRA TRUST FUNDS

For the fiscal year ended June 30, 1996, the following Funds have elected to defer losses occurring between November 1, 1995 and June 30, 1996 under these rules, as follows:

                                                                                 CAPITAL           CURRENCY
                                   NAME OF FUND                              LOSSES DEFERRED    LOSSES DEFERRED
        ------------------------------------------------------------------   ---------------    ---------------
        Global Money Fund.................................................     $     8,316              --
        U.S. Government Money Fund........................................           2,691              --
        Short Term High Quality Bond Fund.................................         558,047           $ 435
        Short Term Global Government Fund.................................         106,202              --
        U.S. Government Fund..............................................       4,552,104              --
        Corporate Income Fund.............................................       2,465,313              --
        International Growth Fund.........................................       1,377,313              --

Such deferred losses will be treated as arising on the first day of the fiscal year ending June 30, 1997.

10.  GEOGRAPHIC AND INDUSTRY CONCENTRATION

There are certain risks arising from the California Money Fund, California Municipal Fund and California Insured Intermediate Municipal Funds' concentration in California municipal securities. Certain California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could result in certain adverse consequences including impairing the ability of certain issuers of California municipal securities to pay principal and interest on their obligations.

In addition, the Global Money Fund may invest at least 25% of its assets in bank obligations. As a result of this concentration policy, the Fund's investments may be subject to greater risk than a fund that does not concentrate in the banking industry. In particular, bank obligations may be subject to the risks associated with interest rate volatility, changes in Federal and state laws and regulations governing the banking industry and the inability of borrowers to pay principal and interest when due. In addition, foreign banks present risks similar to those investing in foreign securities generally and are not subject to the same reserve requirements and other regulations as U.S. banks.

The Florida Insured Municipal Fund primarily invests in debt obligations issued by the State of Florida and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Florida Insured Municipal Fund is more susceptible to factors adversely affecting issuers of Florida municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent. Uncertain economic conditions may affect the ability of Florida municipal securities issuers to meet their financial obligations.

The Global Money, Short Term Global Government, Corporate Income, Growth, Emerging Growth and International Growth Funds invest in securities of foreign companies and foreign governments. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic investments. These risks include those resulting from future adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions.

11.  LINE OF CREDIT

The Company, on behalf of the Bond Funds and the Equity Funds, participates in a $40 million line of credit provided by Deutsche Bank AG, New York Branch (the "Bank") under a Credit Agreement (the "Agreement") dated May 22, 1996, primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the Agreement, each Fund as a separate and distinct borrower may borrow up to its designated base commitment allocation specified in the Agreement, plus its pro rata portion of any unused base commitment allocation of the other borrowers under the Agreement. Interest is payable at one of the following rates depending on the type of loan designated by the borrower: (i) the higher of 0.50% in excess of the Federal Funds Rate and the prime lending rate announced by the Bank; (ii) the New York Interbank Offered Rate (NIBOR) plus 0.35% on an annualized basis; or (iii) the London Interbank Offered Rate (LIBOR) plus 0.35% on an annualized basis. The Funds are charged an aggregate commitment fee computed at a rate equal to 0.05% on an annual basis of the daily average unutilized credit balance. The Agreement requires, among other provisions, that the aggregate outstanding principal amount of the loans made to each borrower under the Agreement shall not exceed the lesser of (i) 33 1/3% of the value of the total assets of the borrower less all liabilities and indebtedness not represented by senior securities;

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               SIERRA TRUST FUNDS

and (ii) any borrower limitations described for such borrowers in the Company's prospectus. During the period ended June 30, 1996, no Fund borrowed under the Agreement.

12.  SUBSEQUENT EVENT (UNAUDITED)

On June 24, 1996, VK/AC Holding, Inc., the parent of Van Kampen, announced it had entered into an Agreement and Plan of Merger among Morgan Stanley Group Inc., MSAM Holdings II, Inc. and MSAM Acquisition Inc., pursuant to which MSAM Acquisition Inc. will be merged with and into VK/AC Holding, Inc. and VK/AC Holding, Inc. will be the surviving corporation. MSAM Acquisition Inc. is a wholly-owned subsidiary of MSAM Holdings II, Inc. which, in turn, is a wholly-owned subsidiary of Morgan Stanley Group Inc. Subject to a number of conditions being met, it is currently anticipated that a closing will occur on or about November 29, 1996. Thereafter, VK/AC Holding, Inc. and its affiliated entities shall be part of Morgan Stanley Group Inc.

--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES AND SHAREHOLDERS
OF THE SIERRA TRUST FUNDS

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations, of changes in net assets, the financial highlights and the statements of cash flows of U.S. Government Fund and Corporate Income Fund present fairly, in all material respects, the financial position of each of the sixteen fund series constituting Sierra Trust Funds (the "Company") at June 30, 1996, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of those financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at June 30, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
BOSTON, MASSACHUSETTS
AUGUST 13, 1996

                               SIERRA TRUST FUNDS


                                     PART C




Item 24.  Financial Statements and Exhibits(*)
----------------------------------------------


(a)      Financial Statements (included in Part A)

                 (i) Audited Financial Highlights for the Global Money Fund, U.S. Government Money Fund, California Money Fund, U.S. Government Fund, Corporate Income Fund, California Municipal Fund, National Municipal Fund, Short Term Global Government Fund, Short Term High Quality Bond Fund, Growth and Income Fund, Emerging Growth Fund, International Growth Fund, Growth Fund, California Insured Intermediate Municipal Fund, Florida Insured Municipal Fund and Target Maturity 2002 Fund for the fiscal year ended June 30, 1996.

         Financial Statements (included in Part B)


                 (i) The following audited Financial Statements for the Global Money Fund, U.S. Government Money Fund, California Money Fund, U.S. Government Fund, Corporate Income Fund, California Municipal Fund, National Municipal Fund, Short Term Global Government Fund, Short Term High Quality Bond Fund, Growth and Income Fund, Emerging Growth Fund, International Growth Fund, Growth Fund, California Insured Intermediate Municipal Fund, Florida Insured Municipal Fund and Target Maturity 2002 Fund for the fiscal year ended June 30, 1996 including the following:


                                  Statements of Assets and Liabilities
                                  Statements of Operations
                                  Statements of Changes in Net Assets
                                  Statements of Changes in Net Assets - Capital
                                    Stock Activity
                                  Financial Highlights
                                  Portfolio of Investments
                                  Notes to Financial Statements
                                  Report of Independent Accountants

(b)      Exhibits (See numbered footnotes at end of list of Exhibits)
         --------

         (1)(a)  Master Trust Agreement of the Registrant (1)

         (1)(b)  Amendment No. 1 to Master Trust Agreement (2)

         (1)(c)  Amendment No. 2 to Master Trust Agreement (3)

         (1)(d)  Amendment No. 3 to Master Trust Agreement (3)

         (1)(e)  Amendment No. 4 to Master Trust Agreement (5)

         (1)(f)  Amendment No. 5 to Master Trust Agreement (10)

         (1)(g)  Amendment No. 6 to Master Trust Agreement (13)

         (1)(h)  Amendment No. 7 to Master Trust Agreement (13)

         (1)(i)  Amendment No. 8 to Master Trust Agreement (17)

         (1)(j)  Amendment No. 9 to Master Trust Agreement (17)

         (1)(k)  Amendment No. 10 to Master Trust Agreement (22)

         (1)(l)  Amendment No. 11 to Master Trust Agreement (24)

         (2)     By-Laws of the Registrant (1)

         (3)     Not Applicable

         (4)     Not Applicable

         (5)(a) Investment Advisory Agreements relating to the Global Money Fund, U.S. Government Money Fund, California Money Fund, U.S. Government Fund and California Municipal Fund (Agreement of Growth and Income Fund is replaced; see Item 24(b)(5)(l)) (4)

         (5)(b) Investment Advisory Agreements relating to the Corporate Income Fund and National Municipal Fund (Agreements of Emerging Growth Fund and International Growth Fund are replaced, see Items 24(b)(5)(l) and 24(b)(5)(y)) (7)

         (5)(c) Investment Advisory Agreement relating to the Short Term Global Government Fund (12)

         (5)(d) Investment Sub-Advisory Agreements relating to the Global Money Fund, U.S. Government Money Fund, California Money Fund and California Municipal

                 Fund (Agreements of U.S. Government Fund and Growth and Income Fund are replaced; see Items 24(b)(5)(cc) and 24(b)(5)(m) (4)

         (5)(e) Investment Sub-Advisory Agreements relating to the Corporate Income Fund and National Municipal Fund (Agreements of Emerging Growth Fund and International Growth Fund are replaced; see Items 24(b)(5)(m) and 24(b)(5)(z)) (7)

         (5)(f) Investment Sub-Advisory Agreement relating to the California Municipal Fund (9)

         (5)(g) Investment Sub-Advisory Agreement relating to the Short Term Global Government Fund (11)

         (5)(h) Amended and Restated Investment Sub-Advisory Agreement relating to the Growth Fund (22)

         (5)(i)  Investment Advisory Agreement relating to the Growth Fund (19)

         (5)(j) Investment Advisory Agreement relating to the Florida Insured Municipal Fund (19)

         (5)(k) Investment Sub-Advisory Agreement relating to the Florida Insured Municipal Fund (19)

         (5)(l) Investment Advisory Agreements relating to the Growth and Income Fund, Emerging Growth Fund and Short Term High Quality Bond Fund (19)

         (5)(m) Investment Sub-Advisory Agreements relating to the Growth and Income Fund, Emerging Growth Fund and Short Term High Quality Bond Fund (19)

         (5)(n) Investment Advisory Agreement relating to California Insured Intermediate Municipal Fund (19)

         (5)(o) Investment Sub-Advisory Agreement relating to the California Insured Intermediate Municipal Fund (22)

         (5)(p) Amendment of Investment Advisory Agreement of the California Insured Intermediate Municipal Fund (18)

         (5)(q) Amendment of Investment Advisory Agreement of the California Municipal Fund (18)

         (5)(r) Amendment of Investment Advisory Agreement of the Global Money Fund (18)

         (5)(s) Amendment of Investment Advisory Agreement of the U.S. Government Money Fund (18)

         (5)(t) Amendment of Investment Advisory Agreement of the U.S. Government Fund (18)

         (5)(u) Amendment of Investment Advisory Agreement of the Florida Insured Municipal Fund (18)

         (5)(v) Amendment of Investment Advisory Agreement of the National Municipal Fund (18)

         (5)(w) Amendment of Investment Advisory Agreement of the Short Term Global Government Fund (18)

         (5)(x) Amendment of Investment Advisory Agreement of the California Money Fund (18)

         (5)(y)  Investment Advisory Agreement of the International Growth Fund
                 (22)

         (5)(z) Investment Sub-Advisory Agreement of the International Growth Fund (22)

         (5)(aa) Investment Advisory Agreement of the Target Maturity 2002 Fund
                 (22)

         (5)(bb) Investment Sub-Advisory Agreement of the Target Maturity 2002 Fund (22)

         (5)(cc) Investment Sub-Advisory Agreement of the U.S. Government Fund
                 (22)

         (5)(dd) Investment Sub-Advisory Agreement of the U.S. Government Fund
                 (22)

         (5)(ee) Investment Sub-Advisory Agreement of the U.S. Government Fund
                 (22)

         (5)(ff) Investment Sub-Advisory Agreement of the Growth Fund (22)

         (5)(gg) Investment Sub-Advisory Agreement of the California Municipal Fund (22)

         (5)(hh) Investment Sub-Advisory Agreement of the National Municipal Fund (22)

         (5)(ii) Investment Sub-Advisory Agreement of the International Growth Fund (24)

         (6)(a) Distribution Agreement (Class A Shares) relating to the Global Money Fund, U.S. Government Money Fund, California Money Fund, U.S. Government Fund, California Municipal Fund and Growth and Income Fund (4) is replaced by (6)(m)

         (6)(b) Supplement to Distribution Agreement relating to the National Municipal Fund, Corporate Income Fund, Emerging Growth Fund and International Growth Fund (7) is replaced by (6)(m)

         (6)(c) Supplement to Distribution Agreement relating to the Short Term Global Government Fund (12) is replaced by (6)(m)

         (6)(d)  Amendment No. 1 to Distribution Agreement (10) is replaced by
                 (6)(m)

         (6)(e) Supplement to Distribution Agreement relating to the Growth Fund (15) is replaced by (6)(m)

         (6)(f) Supplement to Distribution Agreement relating to the Florida Insured Municipal Fund (15) is replaced by (6)(m)

         (6)(g) Supplement to Distribution Agreement relating to the Short Term High Quality Bond Fund (22) is replaced by (6)(m)

         (6)(h) Supplement to Distribution Agreement relating to the California Insured Intermediate Municipal Fund (22) is replaced by (6)(m)

         (6)(i) Form of Class B and Class S Distribution Agreement relating to all series funds of Registrant (18) is replaced by (6)(k)

         (6)(j) Supplement to Distribution Agreement relating to the Target Maturity 2002 Fund (23) is replaced by (6)(m)

         (6)(k) Class B and Class S Distribution Agreement with Sierra Investment Services Corporation relating to all series Funds of Registrant (24)

         (6)(l) Amended and Restated Class B and S Distribution Agreement with Funds Distributor, Inc. relating to all series Funds of Registrant (24) is replaced by (6)(k)

         (6)(m) Class A Distribution Agreement with Sierra Investment Services Corporation as amended and supplemented as of July 1, 1995 relating to all series Funds of Registrant(*)

         (7)     Not Applicable

         (8)(a) Custody Agreement relating to the Global Money Fund, U.S. Government Money Fund, California Money

                 Fund, U.S. Government Fund, California Municipal Fund and Growth and Income Fund (6)

         (8)(b) Supplement to Custody, Transfer Agency and Registrar, and Sub-Administration Agreement relating to the Corporate Income Fund, National Municipal Fund, Emerging Growth Fund and International Growth Fund (9)

         (8)(c) Supplement to Custody, Transfer Agency and Registrar, and Sub-Administration Agreements relating to the Short Term Global Government Fund (12)

         (8)(d)  Amendment No. 1 to Custody Agreement (9)

         (8)(e)  Sub-Custodian Agreement (22)

         (8)(f) Supplement to Custody, Transfer Agency and Registrar, and Sub-Administration Agreements relating to the Growth Fund (15)

         (8)(g) Supplement to Custody, Transfer Agency and Registrar, and Sub-Administration Agreements relating to the Florida Insured Municipal Fund (15)

         (8)(h) Supplement to Custody, Transfer Agency and Registrar, and Sub-Administration Agreements relating to the Short Term High Quality Bond Fund (22)

         (8)(i) Supplement to Custody, Transfer Agency and Registrar, and Sub-Administration Agreements relating to the California Insured Intermediate Municipal Fund (22)

         (8)(j) Supplement to Custody, Transfer Agency and Registrar, and Sub-Administration Agreements relating to the Target Maturity 2002 Fund (23)

         (8)(k) Revised Custodian, Transfer Agency and Registrar and Sub-Administration Fees Agreement (22)


         (8)(l) Supplement to Custody and Sub-Administration Agreement relating to the Short Term Global Government Fund(*)

         (9)(a) Transfer Agency and Registrar Agreement relating to the Global Money Fund, U.S. Government Money Fund, California Money Fund, U.S. Government Fund, California Municipal Fund and Growth and Income Fund (9) is replaced by (9)(n)

         (9)(b) Administration Agreement relating to all series funds of the Registrant(23)

         (9)(c)  Replaced by (9)(b)

         (9)(d)  Replaced by (9)(b)

         (9)(e) Sub-Administration Agreement relating to the Global Money fund, U.S. Government Money Fund, California Money Fund, U.S. Government Fund, California Municipal Fund and Growth and Income Fund (9)

         (9)(f)  Replaced by (9)(b)

         (9)(g)  Replaced by (9)(b)

         (9)(h)  Replaced by (9)(b)

         (9)(i)  Replaced by (9)(b)

         (9)(j)  Replaced by (9)(b)

         (9)(k)  Replaced by (9)(b)


         (9)(l) Amendment to Transfer Agency and Registrar Agreement for GW Short Term Global Government Fund (22) is replaced by (9)(o)

         (9)(m) Amendment to Transfer Agency and Registrar Agreement for GW Sierra Trust Funds (22) is replaced by (9)(o)

         (9)(n) Transfer Agency and Registrar Agreement dated as of January 1, 1992.(*) is replaced by (9)(o)

         (9)(o) Form of Transfer Agency and Services Agreement dated May 1, 1996(*)

         (9)(p)  Administration Agreement dated July 1, 1996(*)

         (9)(q) Service Agency Agreement with The Shareholder Services Group, Inc.(*)


         (10)(a) Consent and Opinions of Counsel relating to the GW Global Income Money Market Fund, U.S. Government Money Fund, California Money Fund, U.S. Government Fund, California Municipal Fund and Growth and Income Fund (3)

         (10)(b) Consent and Opinions of Counsel relating to the GW Sierra Trust Funds, Corporate Income Fund, National Municipal Fund, Emerging Growth Fund and International Growth Fund (6)

         (10)(c) Consents and Opinions of Counsel relating to the registration of shares pursuant to Rule 24e-2 (10)

         (10)(d) Consents and Opinions of Counsel relating to the Short Term Global Government Fund (11)


         (11)    Consent of Independent Accountants (*)

         (12)    Not Applicable

         (13)(a) Purchase Agreement relating to the Global Money Fund, U.S. Government Money Fund, California Money Fund, U.S. Government Fund, California Municipal Fund and Growth and Income Fund (4)

         (13)(b) Purchase Agreement relating to the Corporate Income Fund, National Municipal Fund, Emerging Growth Fund and International Growth Fund (6)

         (13)(c) Purchase Agreement relating to the Short Term Global Government Fund (12)

         (14)    Copies of Model Retirement Plans (3)

         (15)(a) Amended Distribution Plan (Class A Shares) (23)

         (15)(b) Replaced by (15)(a)


         (15)(c) Amended and Restated Class B Distribution Plan(24) (Replaces Form of Class B Distribution Plan(18))



         (15)(d) Amended and Restated Class S Distribution Plan (24) (Replaces Form of Class S Distribution Plan (18))



         (15)(e) Class A Distribution Plan dated July 7, 1989, as amended as of July 1, 1995(*)


         (16)(a) Certain Performance Data relating to the California Municipal Fund (4)

         (16)(b) Certain Performance Data relating to the California Money Fund, U.S. Government Fund, California Municipal Fund and Growth and Income Fund (5)

         (16)(c) Certain Performance Data relating to the U.S. Government Fund, California Municipal Fund and Growth and Income Fund (7)

         (16)(d) Certain Performance Data relating to the U.S. Government Fund, Corporate Income Fund, California Municipal Fund, National Municipal Fund, Growth and Income Fund, Emerging Growth Fund and International Growth Fund (8)

         (16)(e) Certain Performance Data relating to the National Municipal Fund, Corporate Income Fund, Emerging Growth Fund and International Growth Fund (10)

         (16)(f) Certain Performance Data relating to the Short Term Global Government Fund (12)

         (17)    Financial Data Schedule (*)

         (18)    Rule 18f-3 Multiple Class Plan (22)

         (19)-(23) Not Applicable

         (24) Powers of Attorney with respect to Registration Statement and Amendments thereto signed by the following person in their capacities as Trustees and, where applicable, Officers of the
                 Trust: F. Brian Cerini, Arthur H. Bernstein, David E. Anderson, Edmond R. Davis, John W. English and Alfred E. Osborne, Jr.(*)

___________________________________
*        Filed herewith



(1) Incorporated by reference to Registration Statement filed with the SEC on March 10, 1989.

(2) Incorporated by reference to Pre-Effective Amendment No. 1 filed with the SEC on May 12, 1989.

(3) Incorporated by reference to Pre-Effective Amendment No. 3 filed with the SEC on July 6, 1989.

(4) Incorporated by reference to Post-Effective Amendment No. 1 filed with the SEC on January 30, 1990.

(5) Incorporated by reference to Post-Effective Amendment No. 2 filed with the SEC on May 9, 1990.

(6) Incorporated by reference to Post-Effective Amendment No. 3 filed with the SEC on July 9, 1990.

(7) Incorporated by reference to Post-Effective Amendment No. 4 filed with the SEC on October 29, 1990.

(8) Incorporated by reference to Post-Effective Amendment No. 5 filed with the SEC on December 28, 1990.

(9) Incorporated by reference to Post-Effective Amendment No. 6 filed with the SEC on August 29, 1991.

(10) Incorporated by reference to Post-Effective Amendment No. 7 filed with the SEC on October 28, 1991.

(11) Incorporated by reference to Post-Effective Amendment No. 8 filed with the SEC on December 5, 1991.

(12) Incorporated by reference to Post-Effective Amendment No. 9 filed with the SEC on August 31, 1992.

(13) Incorporated by reference to Post-Effective Amendment No. 10 filed with the SEC on October 14, 1992.

(14) Incorporated by reference to Post-Effective Amendment No. 11 filed with the SEC on January 22, 1993.

(15) Incorporated by reference to Post-Effective Amendment No. 12 filed with the SEC on March 25, 1993.

(16) Incorporated by reference to Post-Effective Amendment No. 13 filed with the SEC on August 27, 1993.

(17) Incorporated by reference to Post-Effective Amendment No. 16 filed with the SEC on March 15, 1994.

(18) Incorporated by reference to Post-Effective Amendment No. 17 filed with the SEC on September 1, 1994.

(19) Incorporated by reference to Post-Effective Amendment No. 18 filed with the SEC on October 31, 1994.

(20) Incorporated by reference to Post-Effective Amendment No. 19 filed with the SEC on December 21, 1994.

(21) Incorporated by reference to Post-Effective Amendment No. 20 filed with the SEC on March 6, 1995.

(22) Incorporated by reference to Post-Effective Amendment No. 21 filed with the SEC on September 1, 1995.

(23) Incorporated by reference to Post-Effective Amendment No. 22 filed with the SEC on October 30, 1995.


(24) Incorporated by reference to Post-Effective Amendment No. 23 filed with the SEC on August 30, 1996.



Item 25.         Persons Controlled by or Under Common Control with
--------         --------------------------------------------------
                 Registrant
                 ----------

                 Not Applicable

Item 26.         Number of Holders of Securities
--------         -------------------------------

                                                                         Number of Record Holders
                                                                            at August 27, 1996
                                                                         ------------------------

                                                                CLASS         CLASS      CLASS       CLASS
                                                                 "A"           "B"        "S"         "I"
Shares of the Global Money Fund, without par value  . . . .     28,550            40      7,171        5

Shares of the U.S. Government Money Fund, without par
  value . . . . . . . . . . . . . . . . . . . . . . . . . .      2,763            10         37        2

Shares of the California Money Fund, without par value  . .      2,473             3          3        2

Shares of the U.S. Government Fund, without par value . . .     30,174         1,512      7,119        5

Shares of the Corporate Income Fund, without par value  . .     23,973         2,318      2,753        4

Shares of the California Municipal Fund, without par
value . . . . . . . . . . . . . . . . . . . . . . . . . .      9,146           706             4             2

Shares of the National Municipal Fund, without par
value . . . . . . . . . . . . . . . . . . . . . . . . . .      5,655           257             3             2

Shares of the Growth and Income Fund, without par
value . . . . . . . . . . . . . . . . . . . . . . . . . .     28,339         5,447         7,756             5

Shares of the Emerging Growth Fund, without par value . .     37,057         8,171         7,563             4

Shares of the International Growth Fund, without par
value . . . . . . . . . . . . . . . . . . . . . . . . . .     20,551         1,952         7,542             4

Shares of the Short Term Global Government Fund,
without par value . . . . . . . . . . . . . . . . . . . .      6,301           226           323             2

Shares of the Growth Fund, without par value  . . . . . .     26,845         6,317         7,558             4

Shares of the Florida Insured Municipal Fund, without
par value . . . . . . . . . . . . . . . . . . . . . . . .        823           166             3             2

Shares of the Short Term High Quality Bond Fund,
without par Value . . . . . . . . . . . . . . . . . . . .      3,784           456           555             3

Shares of the California Insured Intermediate
Municipal Fund, without par value . . . . . . . . . . . .      1,358           595             3             2

Target Maturity 2002 Fund . . . . . . . . . . . . . . . .        351           N/A           N/A           N/A

Item 27.             Indemnification
--------             ---------------
                     Under Section 6.4 of Registrant's Master Trust Agreement, as amended, any past or present Trustee or officer of Registrant (including persons who serve at Registrant's request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Master Trust Agreement, that a Covered Person has not acted in good faith in the reasonable belief that his actions were in or not opposed to the best interests of Registrant. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the Master Trust Agreement, that the Covered Person would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Expenses may be paid by Registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by a Covered Person to repay those expenses to Registrant in the event that it is ultimately determined that indemnification of the expenses is not authorized under the Master Trust Agreement and the Covered Person either provides security for such undertaking or insures Registrant against losses from such advances or the disinterested Trustees or independent legal counsel determines, in the manner specified in the Master Trust Agreement, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

                 Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will by governed by the final adjudication of such issue.

Item 28(a). Business and Other Connections of Investment Advisor
----------- ----------------------------------------------------
            -- Sierra Investment Advisors Corporation, formerly Great Western
               Financial Advisors Corporation

                 As of October 9, 1992, the name of Great Western Financial Advisors Corporation was changed to Sierra Investment Advisors Corporation ("Sierra Advisors"). Sierra Advisors is an investment advisor registered under the Investment Advisers Act of 1940, as amended, (the "Advisers Act").

                 The list required by this Item 28 of officers and directors of Sierra Advisors, together with information as to any other business, profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Sierra Advisors pursuant to the Advisers Act (SEC File No. 801-32921).

Item 28(b). Business and Other Connections of Investment Sub-Advisor
----------- --------------------------------------------------------
            -- Alliance Capital Management L.P.

                 Alliance Capital Management L.P. ("Alliance Capital") is a Delaware limited partnership. Alliance Capital Management Corporation, an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States, is the general partner of Alliance. Alliance Capital is an investment advisor registered under the Advisers Act and renders investment advice to a wide variety of individual, non-investment company institutional clients and investment company clients.

                 The list required by this Item 28 of officers, directors and partners of Alliance Capital, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers, directors and partners during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Alliance Capital pursuant to the Advisers Act (SEC File No. 801-32361).

Item 28(c). Business and Other Connections of Investment Sub-Advisor
----------- --------------------------------------------------------
            -- Van Kampen American Capital Management, Inc.

                 Van Kampen American Capital Management Inc., ("Van Kampen") is a wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is a wholly-owned subsidiary of Morgan Stanley Group Inc. Van Kampen provides investment advice to a wide variety of individual, institutional and investment company clients.

                 The list required by this Item 28 of officers and directors of Van Kampen, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Van Kampen pursuant to the Advisers Act (SEC File No. 801-40808).

Item 28(d). Business and Other Connections of Investment Sub-Advisor
----------- --------------------------------------------------------
            -- J.P. Morgan Investment Management Inc.

                 J.P. Morgan Investment Management Inc. ("J.P. Morgan") is a wholly owned subsidiary of J.P. Morgan & Co. Incorporated, a bank holding company. J.P. Morgan is an investment advisor registered under the Advisers Act and manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors.

                 The list required by this Item 28 of officers and directors of J.P. Morgan, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by J.P. Morgan pursuant to the Advisers Act (SEC File No. 801-21011).

Item 28(e). Business and Other Connections of Investment Sub-Advisor
----------- --------------------------------------------------------
            -- TCW Funds Management, Inc.

                 TCW Funds Management, Inc. ("TCW") is an investment advisor registered under the Advisers Act, and acts as investment advisor for registered investment companies and foreign investment companies. TCW, and its affiliates, including Trust Company of the West, provide a variety of trust, investment management and investment advisory services.

                 The list required by this Item 28 of officers and directors of TCW, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by TCW pursuant to the Advisers Act (SEC File No. 801-29075).

Item 28(f). Business and Other Connections of Investment Sub-Advisor
----------- --------------------------------------------------------
            -- Scudder, Stevens & Clark, Inc.

                 Scudder, Stevens & Clark, Inc. ("Scudder") is an investment advisor registered under the Advisers Act, and acts as investment advisor for registered investment companies and foreign investment companies. Scudder, and its affiliates, provide a variety of trust, investment management and investment advisory services.

                 The list required by this Item 28 of officers and directors of Scudder, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Scudder pursuant to the Advisers Act (SEC File No. 801-252).

Item 28(g).   Business and Other Connections of Investment Sub-Advisor
-----------   --------------------------------------------------------
              -- Janus Capital Corporation

                 Janus Capital Corporation ("Janus") is an investment advisor registered under the Advisers Act, and acts as investment advisor for registered investment companies, foreign investment companies and for individual, charitable, corporate and retirement accounts. Janus, and its affiliates, provide a variety of trust, investment management and investment advisory services.

                 The list required by this Item 28 of officers and directors of Janus, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Janus pursuant to the Advisers Act (SEC File No. 801-13991).

Item 28(h).   Business and Other Connections of Investment Sub-Advisor
-----------   --------------------------------------------------------
              -- BlackRock Financial Management, Inc.

                 BlackRock Financial Management, Inc. ("BlackRock") is an investment advisor registered under the Advisers Act, and acts as investment advisor for registered investment companies and foreign investment companies. BlackRock, and its affiliates, provide a variety of trust, investment management and investment advisory services.

                 The list required by this Item 28 of officers and directors of BlackRock, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock, pursuant to the Advisers Act (SEC File No. 801-32183).

Item 28(i).   Business and Other Connections of Investment Sub-Advisor
-----------   --------------------------------------------------------
              -- Warburg, Pincus Counsellors, Inc.

                 Warburg, Pincus Counsellors, Inc. ("Warburg") is an investment advisor registered under the Advisers Act, and acts as investment advisor for registered investment companies and foreign investment companies. Warburg provides investment services to investment endowment funds, foundations and other institutions and individuals.

                 The list required by this Item 28 of officers and directors of Warburg, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Warburg, pursuant to the Advisers Act (SEC File No. 801-07321).

Item 29.         Principal Underwriter -- Class A, Class B, Class S and Class I
--------         ---------------------
                 Shares

                 Sierra Investment Services Corporation ("Sierra Services") is the principal underwriter of the Class A, Class B and Class S Shares of the Funds.

                 Sierra Services does not currently act as distributor, depositor or investment advisor for any other investment company.

                 The information required by this Item 29 with respect to each director and officer of Sierra Services is incorporated by reference to Schedule A of Form BD filed by Sierra Services pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-45144).


Item 30.         Location of Accounts and Records
--------         --------------------------------
                          (1)     Sierra Trust Funds
                                  9301 Corbin Avenue
                                  Northridge, California  91324
                                  (master trust agreement and by-laws)

                          (2)     Sierra Investment Advisors Corporation
                                  9301 Corbin Avenue
                                  Northridge, California  91324
                                  (with respect to their services as investment advisor)

                          (3)     Great Western Financial Securities
                                  Corporation
                                  9301 Corbin Avenue
                                  Northridge, California  91324
                                  (with respect to their services as a dealer)

                          (4) Sierra Fund Administration Corporation 9301 Corbin Avenue
                                  Northridge, California  91324
                                  (with respect to their services as
                                  administrator)

                          (5)     Boston Safe Deposit and Trust Company
                                  One Boston Place
                                  Boston, Massachusetts  02108
                                  (with respect to their services as custodian)

                          (6) First Data Investor Services Group, Inc. One Exchange Place
                                  Boston, Massachusetts  02109
                                  (with respect to their services as a
                                  sub-administrator, shareholder servicing and transfer agent)

                          (7)     Alliance Capital Management L.P.
                                  1345 Avenue of the Americas
                                  New York, New York  10105
                                  (with respect to their services as
                                  investment sub-advisor)

                          (8) Van Kampen American Capital Management Inc. One Parkview Plaza
                                  Oakbrook Terrace, Illinois  60181
                                  (with respect to their services as investment sub-advisor)

                          (9) J.P. Morgan Investment Management Inc. 522 Fifth Avenue
                                  New York, New York  10036
                                  (with respect to their services as
                                  investment sub-advisor)

                          (10)    TCW Funds Management, Inc.
                                  865 South Figueroa, Suite 1800
                                  Los Angeles, California  90017
                                  (with respect to their services as
                                  investment sub-advisor)

                          (11)    Scudder, Stevens & Clark, Inc.
                                  Two International Place
                                  Boston, Massachusetts  02110
                                  (with respect to their services as
                                  investment sub-advisor)

                          (12)    BlackRock Financial Management, Inc.
                                  345 Park Avenue
                                  New York, New York   10154
                                  (with respect to their services as
                                  investment sub-advisor)

                          (13) Sierra Investment Services Corporation 9301 Corbin Avenue
                                  Northridge, California  91324
                                  (with respect to their services as a
                                  principal underwriter)

                          (14)    Janus Capital Corporation
                                  100 Fillmore Street, Suite 300
                                  Denver, Colorado  80206
                                  (with respect to their services as
                                  investment sub-advisor)

                          (15)    Warburg, Pincus Counsellors, Inc.
                                  466 Lexington Avenue
                                  New York, N.Y.  10017-3147
                                  (with respect to their services as
                                  investment sub-advisor)

                          (16)    Morgan, Lewis & Bockius LLP
                                  2000 One Logan Square
                                  Philadelphia, Pennsylvania  19103
                                  (with respect to their services as
                                  counsel to the Fund)

Item 31.  Management Services
--------  -------------------
          Not applicable.

Item 32.  Undertakings
--------  ------------

                 (a) Registrant hereby undertakes to call a meeting of its shareholders for the purpose of voting upon the question of removal of a trustee or trustees of Registrant when requested to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant undertakes further, in connection with the meeting, to comply with the provisions of Section 16(c) of the Investment Company Act of 1940, as amended, relating to communications with the shareholders of certain common-law trusts.

                 (b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 23 to the Registrant's Registration Statement File No. 33-27489 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Northridge and State of California on the 29th day of October, 1996.


                                       SIERRA TRUST FUNDS


                                       By /s/ F. Brian Cerini
                                          -------------------------
                                          F. Brian Cerini
                                          President


         Pursuant to the requirements of the 1933 Act, as amended, this Post-Effective Amendment No. 23 Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated:


 Signature                                        Title(s)                      Date
 ---------                                        --------                      ----
  /s/ F. Brian Cerini                             Chairman of the Board,        October 29, 1996
 ----------------------------                     President and Trustee
 F. Brian Cerini
 (Principal Executive Officer)


  /s/ Keith B. Pipes                              Executive Vice President,     October 29, 1996
 ----------------------------                     Treasurer and Secretary
 Keith B. Pipes
 (Principal Financial and
 Accounting Officer)


  /s/ Arthur H. Bernstein                         Trustee                       October 29, 1996
 ----------------------------
 Arthur H. Bernstein, Esq.


  /s/ David E. Anderson                           Trustee                       October 29, 1996
 ----------------------------
 David E. Anderson


  /s/ Edmond R. Davis                             Trustee                       October 29, 1996
 ----------------------------
 Edmond R. Davis, Esq.


  /s/ John W. English                             Trustee                       October 29, 1996
 ----------------------------
 John W. English


  /s/ Alfred E. Osborne                           Trustee                       October 29, 1996
 ---------------------------
 Alfred E. Osborne, Jr. Ph.D.

                                 EXHIBIT INDEX
                   (See footnotes at end of list of Exhibits)


    Exhibit No.               Description
    -----------               -----------
      (1)(a)     Master Trust Agreement of the Registrant (1)

      (1)(b)     Amendment No. 1 to Master Trust Agreement (2)

      (1)(c)     Amendment No. 2 to Master Trust Agreement (3)

      (1)(d)     Amendment No. 3 to Master Trust Agreement (3)

      (1)(e)     Amendment No. 4 to Master Trust Agreement (5)

      (1)(f)     Amendment No. 5 to Master Trust Agreement (10)

      (1)(g)     Amendment No. 6 to Master Trust Agreement (13)

      (1)(h)     Amendment No. 7 to Master Trust Agreement (13)

      (1)(i)     Amendment No. 8 to Master Trust Agreement (17)

      (1)(j)     Amendment No. 9 to Master Trust Agreement (17)

      (1)(k)     Amendment No. 10 to Master Trust Agreement (22)

      (1)(l)     Amendment No. 11 to Master Trust Agreement (24)

      (2)        By-Laws of the Registrant (1)

      (3)        Not Applicable

      (4)        Not Applicable

      (5)(a)     Investment Advisory Agreements relating to the Global Money Fund, U.S. Government Money Fund, California
                 Money Fund, U.S. Government Fund and California Municipal Fund (Agreement of Growth and Income Fund is
                 replaced; see Item 24(b)(5)(l)) (4)

      (5)(b)     Investment Advisory Agreements relating to the Corporate Income Fund and National Municipal Fund (Agreements
                 of Emerging Growth Fund and International Growth Fund are replaced, see Items 24(b)(5)(l) and 24(b)(5)(y))
                 (7)

      (5)(c)     Investment Advisory Agreement relating to the Short Term Global Government Fund (12)

         (5)(d)  Investment Sub-Advisory Agreements relating to the Global Money Fund, U.S. Government Money Fund, California
                 Money Fund and California Municipal Fund (Agreements of U.S. Government Fund and Growth and Income Fund are
                 replaced; see Items 24(b)(5)(cc) and 24(b)(5)(m) (4)

         (5)(e)  Investment Sub-Advisory Agreements relating to the Corporate Income Fund and National Municipal Fund
                 (Agreements of Emerging Growth Fund and International Growth Fund are replaced; see Items 24(b)(5)(m) and
                 24(b)(5)(z)) (7)

         (5)(f)  Investment Sub-Advisory Agreement relating to the California Municipal Fund (9)

         (5)(g)  Investment Sub-Advisory Agreement relating to the Short Term Global Government Fund (11)

         (5)(h)  Amended and Restated Investment Sub-Advisory Agreement relating to the Growth Fund (22)

         (5)(i)  Investment Advisory Agreement relating to the Growth Fund (19)

         (5)(j)  Investment Advisory Agreement relating to the Florida Insured Municipal Fund (19)

         (5)(k)  Investment Sub-Advisory Agreement relating to the Florida Insured Municipal Fund (19)

         (5)(l)  Investment Advisory Agreements relating to the Growth and Income Fund, Emerging Growth Fund and Short Term
                 High Quality Bond Fund (19)

         (5)(m)  Investment Sub-Advisory Agreements relating to the Growth and Income Fund, Emerging Growth Fund and Short
                 Term High Quality Bond Fund (19)

         (5)(n)  Investment Advisory Agreement relating to California Insured Intermediate Municipal Fund (19)

         (5)(o)  Investment Sub-Advisory Agreement relating to the California Insured Intermediate Municipal Fund (22)

         (5)(p)  Amendment of Investment Advisory Agreement of the California Insured Intermediate Municipal Fund (18)

      (5)(q)    Amendment of Investment Advisory Agreement of the California Municipal Fund (18)

      (5)(r)    Amendment of Investment Advisory Agreement of the Global Money Fund (18)

      (5)(s)    Amendment of Investment Advisory Agreement of the U.S. Government Money Fund (18)

      (5)(t)    Amendment of Investment Advisory Agreement of the U.S. Government Fund (18)

      (5)(u)    Amendment of Investment Advisory Agreement of the Florida Insured Municipal Fund (18)

      (5)(v)    Amendment of Investment Advisory Agreement of the National Municipal Fund (18)

      (5)(w)    Amendment of Investment Advisory Agreement of the Short Term Global Government Fund (18)

      (5)(x)    Amendment of Investment Advisory Agreement of the California Money Fund (18)

      (5)(y)    Investment Advisory Agreement of the International Growth Fund (22)

      (5)(z)    Investment Sub-Advisory Agreement of the International Growth Fund (22)

      (5)(aa)   Investment Advisory Agreement of the Target Maturity 2002 Fund (22)

      (5)(bb)   Investment Sub-Advisory Agreement of the Target Maturity 2002 Fund (22)

      (5)(cc)   Investment Sub-Advisory Agreement of the U.S. Government Fund (22)

      (5)(dd)   Investment Sub-Advisory Agreement of the U.S. Government Fund (22)

      (5)(ee)   Investment Sub-Advisory Agreement of the U.S. Government Fund (22)

      (5)(ff)   Investment Sub-Advisory Agreement of the Growth Fund (22)

      (5)(gg)   Investment Sub-Advisory Agreement of the California Municipal Fund (22)

        (5)(hh)   Investment Sub-Advisory Agreement of the National Municipal Fund (22)

        (5)(ii)   Investment Sub-Advisory Agreement of the International Growth Fund (24)

        (6)(a)    Distribution Agreement (Class A Shares) relating to the Global Money Fund, U.S. Government Money Fund,
                  California Money Fund, U.S. Government Fund, California Municipal Fund and Growth and Income Fund (4)
                  is replaced by (6)(m)

        (6)(b)    Supplement to Distribution Agreement relating to the National Municipal Fund, Corporate Income Fund, Emerging
                  Growth Fund and International Growth Fund (7) is replaced by (6)(m)

        (6)(c)    Supplement to Distribution Agreement relating to the Short Term Global Government Fund (12) is replaced by (6)(m)

        (6)(d)    Amendment No. 1 to Distribution Agreement (10) is replaced by (6)(m)

        (6)(e)    Supplement to Distribution Agreement relating to the Growth Fund (15) is replaced by (6)(m)

        (6)(f)    Supplement to Distribution Agreement relating to the Florida Insured Municipal Fund (15) is replaced by (6)(m)

        (6)(g)    Supplement to Distribution Agreement relating to the Short Term High Quality Bond Fund (22) is replaced by (6)(m)

        (6)(h)    Supplement to Distribution Agreement relating to the California Insured Intermediate Municipal Fund (22) is
                  replaced by (6)(m)

        (6)(i)    Form of Class B and Class S Distribution Agreement relating to all series funds of Registrant (18) is replaced by (6)(k)

        (6)(j)    Supplement to Distribution Agreement relating to the Target Maturity 2002 Fund (23) is replaced by (6)(m)

        (6)(k)    Class B and Class S Distribution Agreement with Sierra Investment Services Corporation relating to all series
                  Funds of Registrant (24)

        (6)(l)    Amended and Restated Class B and S Distribution Agreement with Funds Distributor, Inc. relating to all series
                  Funds of Registrant (24) is replaced by (6)(k)

EX-99.B (6)(m)    Class A Distribution Agreement with Sierra Investment Services Corporation as amended and supplemented as of
                  July 1, 1995 relating to all series Funds of Registrant(*)

        (7)       Not Applicable

        (8)(a)    Custody Agreement relating to the Global Money Fund, U.S. Government Money Fund, California Money

                 Fund, U.S. Government Fund, California Municipal Fund and Growth and Income Fund (6)

         (8)(b)  Supplement to Custody, Transfer Agency and Registrar, and Sub-Administration Agreement relating to the
                 Corporate Income Fund, National Municipal Fund, Emerging Growth Fund and International Growth Fund (9)

         (8)(c)  Supplement to Custody, Transfer Agency and Registrar, and Sub-Administration Agreements relating to the Short
                 Term Global Government Fund (12)

         (8)(d)  Amendment No. 1 to Custody Agreement (9)

         (8)(e)  Sub-Custodian Agreement (22)

         (8)(f)  Supplement to Custody, Transfer Agency and Registrar, and Sub-Administration Agreements relating to the
                 Growth Fund (15)

         (8)(g)  Supplement to Custody, Transfer Agency and Registrar, and Sub-Administration Agreements relating to the
                 Florida Insured Municipal Fund (15)

         (8)(h)  Supplement to Custody, Transfer Agency and Registrar, and Sub-Administration Agreements relating to the Short
                 Term High Quality Bond Fund (22)

         (8)(i)  Supplement to Custody, Transfer Agency and Registrar, and Sub-Administration Agreements relating to the
                 California Insured Intermediate Municipal Fund (22)

         (8)(j)  Supplement to Custody, Transfer Agency and Registrar, and Sub-Administration Agreements relating to the
                 Target Maturity 2002 Fund (23)

         (8)(k)  Revised Custodian, Transfer Agency and Registrar and Sub-Administration Fees Agreement (22)

 EX-99.B (8)(l)  Supplement to Custody and Sub-Administration Agreement relating to the Short Term Global Government Fund(*)

         (9)(a)  Transfer Agency and Registrar Agreement relating to the Global Money Fund, U.S. Government Money Fund,
                 California Money Fund, U.S. Government Fund, California Municipal Fund and Growth and Income Fund (9) is
                 replaced by (9)(n)

        (9)(b)    Administration Agreement relating to all series funds of the Registrant (23)

        (9)(c)    Replaced by (9)(b)

        (9)(d)    Replaced by (9)(b)

        (9)(e)    Sub-Administration Agreement relating to the Global Money fund, U.S. Government Money Fund, California Money
                  Fund, U.S. Government Fund, California Municipal Fund and Growth and Income Fund (9)

        (9)(f)    Replaced by (9)(b)

        (9)(g)    Replaced by (9)(b)

        (9)(h)    Replaced by (9)(b)

        (9)(i)    Replaced by (9)(b)

        (9)(j)    Replaced by (9)(b)

        (9)(k)    Replaced by (9)(b)

        (9)(l)    Amendment to Transfer Agency and Registrar Agreement for GW Short Term Global Government Fund (22)
                  is replaced by (9)(o)

        (9)(m)    Amendment to Transfer Agency and Registrar Agreement for GW Sierra Trust Funds (22)
                  is replaced by (9)(o)

Ex-99.B (9)(n)    Transfer Agency and Registrar Agreement dated as of January 1, 1992.(*) is replaced by (9)(o)

Ex-99.B (9)(o)    Form of Transfer Agency and Services Agreement dated May 1, 1996(*)

Ex-99.B (9)(p)    Administration Agreement dated July 1, 1996(*)

Ex-99.B (9)(q)    Service Agency Agreement With The Shareholder Services Group, Inc.(*)

        (10)(a)   Consent and Opinions of Counsel relating to the GW Global Income Money Market Fund, U.S. Government Money
                  Fund, California Money Fund, U.S. Government Fund, California Municipal Fund and Growth and Income Fund (3)

        (10)(b)   Consent and Opinions of Counsel relating to the GW Sierra Trust Funds, Corporate Income Fund, National
                  Municipal Fund, Emerging Growth Fund and International Growth Fund (23)

        (10)(c)   Consents and Opinions of Counsel relating to the registration of shares pursuant to Rule 24e-2 (10)

        (10)(d)   Consents and Opinions of Counsel relating to the Short Term Global Government Fund (11)

Ex-99.B (11)      Consent of Independent Accountants (*)

        (12)      Not Applicable

        (13)(a)   Purchase Agreement relating to the Global Money Fund, U.S. Government Money Fund, California Money Fund, U.S.
                  Government Fund, California Municipal Fund and Growth and Income Fund (4)

        (13)(b)   Purchase Agreement relating to the Corporate Income Fund, National Municipal Fund, Emerging Growth Fund and
                  International Growth Fund (6)

        (13)(c)   Purchase Agreement relating to the Short Term Global Government Fund (12)

        (14)      Copies of Model Retirement Plans (3)

        (15)(a)   Amended Distribution Plan (Class A Shares) (23)

        (15)(b)   Replaced by (15)(a)

        (15)(c)   Amended and Restated Class B Distribution Plan(24) (Replaces Form of Class B Distribution Plan(18))

        (15)(d)   Amended and Restated Class S Distribution Plan (24) (Replaces Form of Class S Distribution Plan (18))

Ex-99.B (15)(e)   Class A Distribution Plan dated July 7, 1989, as amended as of July 1, 1995(*)

        (16)(a)   Certain Performance Data relating to the California Municipal Fund (4)

        (16)(b)   Certain Performance Data relating to the California Money Fund, U.S. Government Fund, California Municipal
                  Fund and Growth and Income Fund (5)

        (16)(c)   Certain Performance Data relating to the U.S. Government Fund, California Municipal Fund and Growth and
                  Income Fund (7)

        (16)(d)   Certain Performance Data relating to the U.S. Government Fund, Corporate Income Fund, California Municipal
                  Fund, National Municipal Fund, Growth and Income Fund, Emerging Growth Fund and International Growth Fund (8)

        (16)(e)   Certain Performance Data relating to the National Municipal Fund, Corporate Income Fund, Emerging Growth Fund
                  and International Growth Fund (10)

        (16)(f)   Certain Performance Data relating to the Short Term Global Government Fund (12)

        (17)    Not Applicable

        (18)    Rule 18f-3 Multiple Class Plan (22)

   (19)-(23)    Not Applicable

Ex-99.B (24)    Powers of Attorney with respect to Registration Statement and Amendments thereto signed by the following person in their capacities as Trustees and, where applicable, Officers of the Trust:
                F. Brian Cerini, Arthur H. Bernstein, David E. Anderson, Edmond R. Davis, John W. English and
                Alfred E. Osborne, Jr.(*)

   (25)-(26)    Not Applicable

Ex-99.B (27)    Financial Data Schedules(*)

___________________________________
*        Filed herewith

(1) Incorporated by reference to Registration Statement filed with the SEC on March 10, 1989.

(2) Incorporated by reference to Pre-Effective Amendment No. 1 filed with the SEC on May 12, 1989.

(3) Incorporated by reference to Pre-Effective Amendment No. 3 filed with the SEC on July 6, 1989.

(4) Incorporated by reference to Post-Effective Amendment No. 1 filed with the SEC on January 30, 1990.

(5) Incorporated by reference to Post-Effective Amendment No. 2 filed with the SEC on May 9, 1990.

(6) Incorporated by reference to Post-Effective Amendment No. 3 filed with the SEC on July 9, 1990.

(7) Incorporated by reference to Post-Effective Amendment No. 4 filed with the SEC on October 29, 1990.

(8) Incorporated by reference to Post-Effective Amendment No. 5 filed with the SEC on December 28, 1990.

(9) Incorporated by reference to Post-Effective Amendment No. 6 filed with the SEC on August 29, 1991.

(10) Incorporated by reference to Post-Effective Amendment No. 7 filed with the SEC on October 28, 1991.

(11) Incorporated by reference to Post-Effective Amendment No. 8 filed with the SEC on December 5, 1991.

(12) Incorporated by reference to Post-Effective Amendment No. 9 filed with the SEC on August 31, 1992.

(13) Incorporated by reference to Post-Effective Amendment No. 10 filed with the SEC on October 14, 1992.

(14) Incorporated by reference to Post-Effective Amendment No. 11 filed with the SEC on January 22, 1993.

(15) Incorporated by reference to Post-Effective Amendment No. 12 filed with the SEC on March 25, 1993.

(16) Incorporated by reference to Post-Effective Amendment No. 13 filed with the SEC on August 27, 1993.

(17) Incorporated by reference to Post-Effective Amendment No. 16 filed with the SEC on March 15, 1994.

(18) Incorporated by reference to Post-Effective Amendment No. 17 filed with the SEC on September 1, 1994.

(19) Incorporated by reference to Post-Effective Amendment No. 18 filed with the SEC on October 31, 1994.

(20) Incorporated by reference to Post-Effective Amendment No. 19 filed with the SEC on December 21, 1994.

(21) Incorporated by reference to Post-Effective Amendment No. 20 filed with the SEC on March 6, 1995.

(22) Incorporated by reference to Post-Effective Amendment No. 21 filed with the SEC on September 1, 1995.

(23) Incorporated by reference to Post-Effective Amendment No. 22 filed with the SEC on October 30, 1995.


(24) Incorporated by reference to Post-Effective Amendment No. 23 filed with the SEC on August 30, 1996.